UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6440

Fidelity Aberdeen Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2017

Item 1.

Reports to Stockholders
Fidelity Advisor Freedom® Funds – Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 - Class A, Class M, Class C and Class I Semi-Annual Report September 30, 2017

Contents

Fidelity Advisor Freedom® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	37.4	37.5
Fidelity Series Government Money Market Fund 1.09%	21.3	21.1
Fidelity Advisor Series Short-Term Credit Fund	6.5	6.8
Fidelity Series Emerging Markets Fund	4.0	4.7
Fidelity Series Inflation-Protected Bond Index Fund	3.6	3.8
Fidelity Series International Value Fund	2.8	2.7
Fidelity Series International Growth Fund	2.8	2.7
Fidelity Advisor Series Growth & Income Fund	2.7	2.0
Fidelity Series Commodity Strategy Fund	2.0	1.7
Fidelity Series Long-Term Treasury Bond Index Fund	1.8	0.0
	84.9	83.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.8%
International Equity Funds	10.6%
Bond Funds	45.9%
Short-Term Funds	27.8%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	17.1%
International Equity Funds	10.7%
Bond Funds	44.3%
Short-Term Funds	27.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® Income Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.8%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	217,979	$3,178,141
Fidelity Advisor Series Equity Value Fund (a)	276,339	3,705,708
Fidelity Advisor Series Growth & Income Fund (a)	391,938	5,871,237
Fidelity Advisor Series Growth Opportunities Fund (a)	155,883	2,046,737
Fidelity Advisor Series Opportunistic Insights Fund (a)	157,354	2,915,770
Fidelity Advisor Series Small Cap Fund (a)	129,514	1,593,017
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	281,537	3,792,298
Fidelity Series 100 Index Fund (a)	98,394	1,630,382
Fidelity Series 1000 Value Index Fund (a)	49,956	627,442
Fidelity Series All-Sector Equity Fund (a)	164,011	2,192,825
Fidelity Series Commodity Strategy Fund (a)	835,735	4,370,893
Fidelity Series Real Estate Equity Fund (a)	28,247	364,673
Fidelity Series Small Cap Opportunities Fund (a)	137,313	1,919,630
TOTAL DOMESTIC EQUITY FUNDS
(Cost $25,985,333)		34,208,753

International Equity Funds - 10.6%
Fidelity Series Canada Fund (a)	57,403	610,767
Fidelity Series Emerging Markets Fund (a)	417,377	8,597,964
Fidelity Series International Growth Fund (a)	377,698	6,001,624
Fidelity Series International Small Cap Fund (a)	81,377	1,457,467
Fidelity Series International Value Fund (a)	569,799	6,136,732
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,329,952)		22,804,554

Bond Funds - 45.9%
Fidelity Series Emerging Markets Debt Fund (a)	162,232	1,696,946
Fidelity Series Floating Rate High Income Fund (a)	55,842	529,944
Fidelity Series High Income Fund (a)	323,872	3,157,747
Fidelity Series Inflation-Protected Bond Index Fund (a)	795,406	7,866,570
Fidelity Series International Credit Fund (a)	11,000	110,548
Fidelity Series Investment Grade Bond Fund (a)	7,145,692	80,817,777
Fidelity Series Long-Term Treasury Bond Index Fund (a)	448,523	3,942,517
Fidelity Series Real Estate Income Fund (a)	97,225	1,086,003
TOTAL BOND FUNDS
(Cost $96,161,421)		99,208,052

Short-Term Funds - 27.8%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,418,329	14,183,295
Fidelity Series Government Money Market Fund 1.09% (a)(b)	45,981,026	45,981,026
TOTAL SHORT-TERM FUNDS
(Cost $60,128,801)		60,164,321
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $198,605,507)		216,385,680
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(131,726)
NET ASSETS - 100%		$216,253,954

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$3,622,423	$139,221	$1,078,342	$--	$259,320	$235,519	$3,178,141
Fidelity Advisor Series Equity Value Fund	6,526,095	223,757	3,134,843(a)	50,467	412,072	(321,373)	3,705,708
Fidelity Advisor Series Growth & Income Fund	4,502,313	2,261,870(a)	1,052,404	18,725	20,484	138,974	5,871,237
Fidelity Advisor Series Growth Opportunities Fund	2,377,485	90,322	707,428	--	124,801	161,557	2,046,737
Fidelity Advisor Series Opportunistic Insights Fund	3,365,394	129,645	982,303	--	375,700	27,334	2,915,770
Fidelity Advisor Series Short-Term Credit Fund	15,074,623	792,897	1,714,968	116,594	504	30,239	14,183,295
Fidelity Advisor Series Small Cap Fund	1,822,727	69,125	426,335	--	51,698	75,802	1,593,017
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,345,160	166,149	873,905	--	152,252	2,642	3,792,298
Fidelity Series 100 Index Fund	1,864,666	71,229	430,158	--	98,581	26,064	1,630,382
Fidelity Series 1000 Value Index Fund	723,143	28,367	152,361	--	22,447	5,846	627,442
Fidelity Series All-Sector Equity Fund	2,529,199	96,165	610,313	--	94,386	83,388	2,192,825
Fidelity Series Canada Fund	--	604,725	1,392	--	--	7,434	610,767
Fidelity Series Commodity Strategy Fund	3,784,080	1,060,914	454,570	6,651	(55,436)	35,905	4,370,893
Fidelity Series Emerging Markets Debt Fund	1,696,529	109,245	146,579	51,440	901	36,850	1,696,946
Fidelity Series Emerging Markets Fund	10,546,969	388,492	3,866,695	--	624,138	905,060	8,597,964
Fidelity Series Floating Rate High Income Fund	556,274	36,437	61,075	12,351	(1,892)	200	529,944
Fidelity Series Government Money Market Fund 1.09%	47,143,634	3,597,194	4,759,802	208,516	--	--	45,981,026
Fidelity Series High Income Fund	3,245,598	232,401	366,447	87,891	(6,840)	53,035	3,157,747
Fidelity Series Inflation-Protected Bond Index Fund	8,414,121	375,514	940,544	4,607	(22,932)	40,411	7,866,570
Fidelity Series International Credit Fund	--	109,998	--	--	--	550	110,548
Fidelity Series International Growth Fund	5,929,825	386,271	1,101,251	--	102,218	684,561	6,001,624
Fidelity Series International Small Cap Fund	1,335,728	102,397	199,879	--	13,083	206,138	1,457,467
Fidelity Series International Value Fund	5,944,546	527,330	981,657	--	58,020	588,493	6,136,732
Fidelity Series Investment Grade Bond Fund	83,657,371	4,903,336	8,860,932	1,019,729	20,963	1,097,039	80,817,777
Fidelity Series Long-Term Treasury Bond Index Fund	80,695	4,015,409	139,445	16,299	(4,349)	(9,793)	3,942,517
Fidelity Series Real Estate Equity Fund	430,986	26,556	90,644	3,180	7,255	(9,480)	364,673
Fidelity Series Real Estate Income Fund	1,112,586	80,669	114,902	27,197	1,667	5,983	1,086,003
Fidelity Series Small Cap Opportunities Fund	2,184,630	217,959	453,899	3,549	126,014	(155,074)	1,919,630
Total	$222,816,800	$20,843,594	$33,703,073	$1,627,196	$2,475,055	$3,953,304	$216,385,680

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $198,605,507) — See accompanying schedule		$216,385,680
Cash		1
Receivable for investments sold		245,105
Receivable for fund shares sold		220,905
Total assets		216,851,691
Liabilities
Payable for investments purchased	$61,594
Payable for fund shares redeemed	407,575
Accrued management fee	83,694
Distribution and service plan fees payable	44,874
Total liabilities		597,737
Net Assets		$216,253,954
Net Assets consist of:
Paid in capital		$196,129,403
Undistributed net investment income		216,533
Accumulated undistributed net realized gain (loss) on investments		2,127,845
Net unrealized appreciation (depreciation) on investments		17,780,173
Net Assets		$216,253,954
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($82,342,708 ÷ 7,350,240 shares)		$11.20
Maximum offering price per share (100/94.25 of $11.20)		$11.88
Class M:
Net Asset Value and redemption price per share ($38,127,371 ÷ 3,406,354 shares)		$11.19
Maximum offering price per share (100/96.50 of $11.19)		$11.60
Class C:
Net Asset Value and offering price per share ($14,077,256 ÷ 1,260,129 shares)(a)		$11.17
Class I:
Net Asset Value, offering price and redemption price per share ($81,086,796 ÷ 7,215,364 shares)		$11.24
Class Z6:
Net Asset Value, offering price and redemption price per share ($619,823 ÷ 55,163 shares)		$11.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,627,196
Expenses
Management fee	$338,445
Distribution and service plan fees	272,717
Independent trustees' fees and expenses	403
Total expenses before reductions	611,565
Expense reductions	(146)	611,419
Net investment income (loss)		1,015,777
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	2,475,055
Capital gain distributions from underlying funds	305,972
Total net realized gain (loss)		2,781,027
Change in net unrealized appreciation (depreciation) on underlying funds		3,953,304
Net gain (loss)		6,734,331
Net increase (decrease) in net assets resulting from operations		$7,750,108

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,015,777	$3,413,880
Net realized gain (loss)	2,781,027	2,794,177
Change in net unrealized appreciation (depreciation)	3,953,304	6,889,975
Net increase (decrease) in net assets resulting from operations	7,750,108	13,098,032
Distributions to shareholders from net investment income	(990,242)	(3,407,660)
Distributions to shareholders from net realized gain	(1,555,493)	(3,107,675)
Total distributions	(2,545,735)	(6,515,335)
Share transactions - net increase (decrease)	(11,720,046)	(24,761,777)
Total increase (decrease) in net assets	(6,515,673)	(18,179,080)
Net Assets
Beginning of period	222,769,627	240,948,707
End of period	$216,253,954	$222,769,627
Other Information
Undistributed net investment income end of period	$216,533	$190,998

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom Income Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$10.64	$11.07	$11.20	$11.21	$10.98
Income from Investment Operations
Net investment income (loss)A	.05	.16	.18	.16	.12	.12
Net realized and unrealized gain (loss)	.34	.44	(.25)	.24	.28	.37
Total from investment operations	.39	.60	(.07)	.40	.40	.49
Distributions from net investment income	(.05)	(.16)B	(.18)	(.17)	(.12)	(.12)
Distributions from net realized gain	(.08)	(.14)B	(.19)	(.36)	(.29)	(.14)
Total distributions	(.13)	(.30)	(.36)C	(.53)	(.41)	(.26)
Net asset value, end of period	$11.20	$10.94	$10.64	$11.07	$11.20	$11.21
Total ReturnD,E,F	3.56%	5.74%	(.59)%	3.65%	3.65%	4.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	.56%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.56%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.56%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.92%I	1.47%	1.63%	1.48%	1.10%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$82,343	$87,983	$99,211	$124,755	$147,818	$176,876
Portfolio turnover rateG	19%I	38%	30%	38%	36%	17%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.187 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$10.62	$11.06	$11.19	$11.20	$10.96
Income from Investment Operations
Net investment income (loss)A	.04	.13	.15	.14	.09	.09
Net realized and unrealized gain (loss)	.33	.45	(.25)	.23	.28	.38
Total from investment operations	.37	.58	(.10)	.37	.37	.47
Distributions from net investment income	(.04)	(.13)B	(.15)	(.14)	(.09)	(.09)
Distributions from net realized gain	(.08)	(.14)B	(.19)	(.36)	(.29)	(.14)
Total distributions	(.11)C	(.27)	(.34)	(.50)	(.38)	(.23)
Net asset value, end of period	$11.19	$10.93	$10.62	$11.06	$11.19	$11.20
Total ReturnD,E,F	3.44%	5.56%	(.93)%	3.39%	3.40%	4.35%
Ratios to Average Net AssetsG,H
Expenses before reductions	.81%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.81%I	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.81%I	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.67%I	1.22%	1.38%	1.23%	.85%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$38,127	$38,513	$42,887	$47,804	$53,019	$53,734
Portfolio turnover rateG	19%I	38%	30%	38%	36%	17%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.11 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.077 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.91	$10.61	$11.04	$11.17	$11.18	$10.96
Income from Investment Operations
Net investment income (loss)A	.01	.08	.09	.08	.04	.04
Net realized and unrealized gain (loss)	.33	.44	(.24)	.24	.28	.36
Total from investment operations	.34	.52	(.15)	.32	.32	.40
Distributions from net investment income	(.01)	(.08)B	(.10)	(.09)	(.04)	(.04)
Distributions from net realized gain	(.08)	(.14)B	(.19)	(.36)	(.29)	(.14)
Total distributions	(.08)C	(.22)	(.28)D	(.45)	(.33)	(.18)
Net asset value, end of period	$11.17	$10.91	$10.61	$11.04	$11.17	$11.18
Total ReturnE,F,G	3.17%	4.99%	(1.35)%	2.90%	2.89%	3.70%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.31%J	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.31%J	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.31%J	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.17%J	.72%	.88%	.73%	.35%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$14,077	$14,434	$14,712	$15,780	$15,735	$16,606
Portfolio turnover rateH	19%J	38%	30%	38%	36%	17%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.08 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.077 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.187 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.67	$11.10	$11.23	$11.23	$11.00
Income from Investment Operations
Net investment income (loss)A	.06	.19	.20	.19	.15	.15
Net realized and unrealized gain (loss)	.34	.45	(.24)	.24	.29	.37
Total from investment operations	.40	.64	(.04)	.43	.44	.52
Distributions from net investment income	(.06)	(.19)B	(.20)	(.19)	(.15)	(.14)
Distributions from net realized gain	(.08)	(.14)B	(.19)	(.36)	(.29)	(.14)
Total distributions	(.14)	(.33)	(.39)	(.56)C	(.44)	(.29)D
Net asset value, end of period	$11.24	$10.98	$10.67	$11.10	$11.23	$11.23
Total ReturnE,F	3.67%	6.07%	(.34)%	3.89%	3.98%	4.75%
Ratios to Average Net AssetsG,H
Expenses before reductions	.31%I	- %J	- %J	- %J	- %J	- %J
Expenses net of fee waivers, if any	.31%I	-%	-%	-%	-%	-%
Expenses net of all reductions	.31%I	-%	-%	-%	-%	-%
Net investment income (loss)	1.17%I	1.72%	1.88%	1.73%	1.35%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$81,087	$81,839	$83,497	$83,253	$71,933	$77,976
Portfolio turnover rateG	19%I	38%	30%	38%	36%	17%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.56 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.361 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.09
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	.12
Total from investment operations	.19
Distributions from net investment income	(.04)
Distributions from net realized gain	–
Total distributions	(.04)
Net asset value, end of period	$11.24
Total ReturnC,D	1.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G
Expenses net of fee waivers, if any	.37%G
Expenses net of all reductions	.37%G
Net investment income (loss)	1.93%G
Supplemental Data
Net assets, end of period (000 omitted)	$620
Portfolio turnover rateE	19%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	33.7	33.7
Fidelity Series Government Money Market Fund 1.09%	16.5	16.0
Fidelity Advisor Series Short-Term Credit Fund	4.9	5.1
Fidelity Series Emerging Markets Fund	4.9	5.7
Fidelity Advisor Series Growth & Income Fund	4.1	3.0
Fidelity Series International Value Fund	3.9	3.8
Fidelity Series International Growth Fund	3.7	3.8
Fidelity Series Inflation-Protected Bond Index Fund	3.1	3.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.7	2.9
Fidelity Advisor Series Equity Value Fund	2.6	4.4
	80.1	81.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.1%
International Equity Funds	13.8%
Bond Funds	41.8%
Short-Term Funds	21.4%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	24.6%
International Equity Funds	14.2%
Bond Funds	40.1%
Short-Term Funds	21.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	320,101	$4,667,068
Fidelity Advisor Series Equity Value Fund (a)	405,857	5,442,537
Fidelity Advisor Series Growth & Income Fund (a)	575,679	8,623,665
Fidelity Advisor Series Growth Opportunities Fund (a)	228,902	3,005,482
Fidelity Advisor Series Opportunistic Insights Fund (a)	231,106	4,282,399
Fidelity Advisor Series Small Cap Fund (a)	190,262	2,340,224
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	413,526	5,570,190
Fidelity Series 100 Index Fund (a)	144,495	2,394,282
Fidelity Series 1000 Value Index Fund (a)	73,401	921,918
Fidelity Series All-Sector Equity Fund (a)	240,844	3,220,082
Fidelity Series Commodity Strategy Fund (a)	801,836	4,193,604
Fidelity Series Real Estate Equity Fund (a)	41,475	535,436
Fidelity Series Small Cap Opportunities Fund (a)	201,730	2,820,185
TOTAL DOMESTIC EQUITY FUNDS
(Cost $36,087,774)		48,017,072

International Equity Funds - 13.8%
Fidelity Series Canada Fund (a)	75,610	804,487
Fidelity Series Emerging Markets Fund (a)	493,611	10,168,393
Fidelity Series International Growth Fund (a)	493,538	7,842,326
Fidelity Series International Small Cap Fund (a)	106,802	1,912,816
Fidelity Series International Value Fund (a)	750,015	8,077,662
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,281,078)		28,805,684

Bond Funds - 41.8%
Fidelity Series Emerging Markets Debt Fund (a)	153,606	1,606,717
Fidelity Series Floating Rate High Income Fund (a)	53,400	506,770
Fidelity Series High Income Fund (a)	321,232	3,132,008
Fidelity Series Inflation-Protected Bond Index Fund (a)	662,573	6,552,844
Fidelity Series International Credit Fund (a)	10,454	105,063
Fidelity Series Investment Grade Bond Fund (a)	6,209,616	70,230,755
Fidelity Series Long-Term Treasury Bond Index Fund (a)	450,399	3,959,003
Fidelity Series Real Estate Income Fund (a)	91,051	1,017,043
TOTAL BOND FUNDS
(Cost $84,982,152)		87,110,203

Short-Term Funds - 21.4%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,021,439	10,214,390
Fidelity Series Government Money Market Fund 1.09% (a)(b)	34,413,831	34,413,831
TOTAL SHORT-TERM FUNDS
(Cost $44,609,072)		44,628,221
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $185,960,076)		208,561,180
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(126,355)
NET ASSETS - 100%		$208,434,825

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$5,113,587	$151,352	$1,302,736	$--	$309,429	$395,436	$4,667,068
Fidelity Advisor Series Equity Value Fund	9,212,567	276,287	4,179,094(a)	71,824	631,883	(499,106)	5,442,537
Fidelity Advisor Series Growth & Income Fund	6,355,742	3,110,765(a)	1,072,276	26,896	42,032	187,402	8,623,665
Fidelity Advisor Series Growth Opportunities Fund	3,356,221	95,151	853,568	--	149,114	258,564	3,005,482
Fidelity Advisor Series Opportunistic Insights Fund	4,750,821	140,758	1,182,517	--	449,633	123,704	4,282,399
Fidelity Advisor Series Short-Term Credit Fund	10,744,581	440,202	991,883	83,244	(110)	21,600	10,214,390
Fidelity Advisor Series Small Cap Fund	2,572,982	72,678	490,297	--	59,099	125,762	2,340,224
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6,133,876	174,165	965,146	--	171,852	55,443	5,570,190
Fidelity Series 100 Index Fund	2,632,246	74,748	492,285	--	111,588	67,985	2,394,282
Fidelity Series 1000 Value Index Fund	1,020,866	28,971	169,320	--	25,054	16,347	921,918
Fidelity Series All-Sector Equity Fund	3,570,349	101,429	706,789	--	101,598	153,495	3,220,082
Fidelity Series Canada Fund	--	796,588	3,583	--	23	11,459	804,487
Fidelity Series Commodity Strategy Fund	3,530,818	1,009,031	332,066	6,451	(129,784)	115,605	4,193,604
Fidelity Series Emerging Markets Debt Fund	1,593,475	88,094	110,437	48,359	1,003	34,582	1,606,717
Fidelity Series Emerging Markets Fund	12,120,840	352,712	4,060,425	--	612,670	1,142,596	10,168,393
Fidelity Series Floating Rate High Income Fund	526,149	28,257	46,015	11,703	(1,532)	(89)	506,770
Fidelity Series Government Money Market Fund 1.09%	33,687,414	3,532,864	2,806,447	152,778	--	--	34,413,831
Fidelity Series High Income Fund	3,176,907	185,579	276,092	86,251	(4,635)	50,249	3,132,008
Fidelity Series Inflation-Protected Bond Index Fund	6,934,016	228,283	623,959	3,812	(14,852)	29,356	6,552,844
Fidelity Series International Credit Fund	--	104,540	--	--	--	523	105,063
Fidelity Series International Growth Fund	7,950,969	255,733	1,406,639	--	243,009	799,254	7,842,326
Fidelity Series International Small Cap Fund	1,809,980	59,543	249,341	--	31,309	261,325	1,912,816
Fidelity Series International Value Fund	7,971,369	354,345	1,100,879	--	83,333	769,494	8,077,662
Fidelity Series Investment Grade Bond Fund	71,039,111	4,174,438	5,928,809	873,226	8,915	937,100	70,230,755
Fidelity Series Long-Term Treasury Bond Index Fund	68,945	3,978,571	73,501	15,928	(3,971)	(11,041)	3,959,003
Fidelity Series Real Estate Equity Fund	608,427	31,663	101,441	4,638	9,659	(12,872)	535,436
Fidelity Series Real Estate Income Fund	1,032,613	64,230	86,601	25,370	4,018	2,783	1,017,043
Fidelity Series Small Cap Opportunities Fund	3,083,854	288,730	508,587	5,271	145,699	(189,511)	2,820,185
Total	$210,598,725	$20,199,707	$30,120,733	$1,415,751	$3,036,036	$4,847,445	$208,561,180

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $185,960,076) — See accompanying schedule		$208,561,180
Cash		9
Receivable for investments sold		369,105
Receivable for fund shares sold		147,738
Total assets		209,078,032
Liabilities
Payable for investments purchased	$14
Payable for fund shares redeemed	517,033
Accrued management fee	85,687
Distribution and service plan fees payable	40,473
Total liabilities		643,207
Net Assets		$208,434,825
Net Assets consist of:
Paid in capital		$182,130,301
Undistributed net investment income		801,622
Accumulated undistributed net realized gain (loss) on investments		2,901,798
Net unrealized appreciation (depreciation) on investments		22,601,104
Net Assets		$208,434,825
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($116,187,426 ÷ 9,522,091 shares)		$12.20
Maximum offering price per share (100/94.25 of $12.20)		$12.94
Class M:
Net Asset Value and redemption price per share ($27,367,395 ÷ 2,246,458 shares)		$12.18
Maximum offering price per share (100/96.50 of $12.18)		$12.62
Class C:
Net Asset Value and offering price per share ($5,658,843 ÷ 465,516 shares)(a)		$12.16
Class I:
Net Asset Value, offering price and redemption price per share ($59,113,854 ÷ 4,809,593 shares)		$12.29
Class Z6:
Net Asset Value, offering price and redemption price per share ($107,307 ÷ 8,728 shares)		$12.29

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,415,751
Expenses
Management fee	$341,380
Distribution and service plan fees	242,824
Independent trustees' fees and expenses	382
Total expenses before reductions	584,586
Expense reductions	(138)	584,448
Net investment income (loss)		831,303
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,036,036
Capital gain distributions from underlying funds	447,338
Total net realized gain (loss)		3,483,374
Change in net unrealized appreciation (depreciation) on underlying funds		4,847,445
Net gain (loss)		8,330,819
Net increase (decrease) in net assets resulting from operations		$9,162,122

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$831,303	$3,297,866
Net realized gain (loss)	3,483,374	4,204,099
Change in net unrealized appreciation (depreciation)	4,847,445	8,708,121
Net increase (decrease) in net assets resulting from operations	9,162,122	16,210,086
Distributions to shareholders from net investment income	(447,746)	(3,541,599)
Distributions to shareholders from net realized gain	(2,366,033)	(4,945,386)
Total distributions	(2,813,779)	(8,486,985)
Share transactions - net increase (decrease)	(8,471,216)	(28,749,623)
Total increase (decrease) in net assets	(2,122,873)	(21,026,522)
Net Assets
Beginning of period	210,557,698	231,584,220
End of period	$208,434,825	$210,557,698
Other Information
Undistributed net investment income end of period	$801,622	$418,065

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2005 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$11.44	$12.10	$12.17	$11.90	$11.45
Income from Investment Operations
Net investment income (loss)A	.05	.17	.19	.19	.13	.13
Net realized and unrealized gain (loss)	.47	.67	(.34)	.36	.57	.53
Total from investment operations	.52	.84	(.15)	.55	.70	.66
Distributions from net investment income	(.03)	(.19)B	(.20)	(.19)	(.12)	(.13)
Distributions from net realized gain	(.14)	(.25)B	(.32)	(.42)	(.31)	(.07)
Total distributions	(.16)C	(.44)	(.51)D	(.62)E	(.43)	(.21)F
Net asset value, end of period	$12.20	$11.84	$11.44	$12.10	$12.17	$11.90
Total ReturnG,H,I	4.43%	7.55%	(1.23)%	4.60%	5.98%	5.79%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.58%L	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.58%L	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.58%L	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.78%L	1.46%	1.62%	1.54%	1.10%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$116,187	$118,902	$134,262	$162,069	$187,224	$204,418
Portfolio turnover rateJ	19%L	32%	30%	29%	49%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.135 per share.

 D Total distributions of $.51 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.317 per share.

 E Total distributions of $.62 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.423 per share.

 F Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Amounts do not include the activity of the Underlying Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 L Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$11.43	$12.09	$12.16	$11.90	$11.45
Income from Investment Operations
Net investment income (loss)A	.03	.14	.16	.16	.10	.11
Net realized and unrealized gain (loss)	.47	.67	(.33)	.35	.57	.52
Total from investment operations	.50	.81	(.17)	.51	.67	.63
Distributions from net investment income	(.02)	(.16)B	(.17)	(.16)	(.10)	(.11)
Distributions from net realized gain	(.14)	(.25)B	(.32)	(.42)	(.31)	(.07)
Total distributions	(.15)C	(.41)	(.49)	(.58)	(.41)	(.18)
Net asset value, end of period	$12.18	$11.83	$11.43	$12.09	$12.16	$11.90
Total ReturnD,E,F	4.28%	7.29%	(1.45)%	4.33%	5.68%	5.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.83%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.83%I	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.83%I	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.53%I	1.21%	1.37%	1.29%	.85%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$27,367	$27,091	$29,347	$29,246	$29,912	$26,201
Portfolio turnover rateG	19%I	32%	30%	29%	49%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.135 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.81	$11.41	$12.06	$12.14	$11.87	$11.42
Income from Investment Operations
Net investment income (loss)A	–	.08	.10	.10	.04	.05
Net realized and unrealized gain (loss)	.49	.67	(.33)	.34	.58	.52
Total from investment operations	.49	.75	(.23)	.44	.62	.57
Distributions from net investment income	–	(.10)B	(.10)	(.10)	(.04)	(.05)
Distributions from net realized gain	(.14)	(.25)B	(.32)	(.42)	(.31)	(.07)
Total distributions	(.14)	(.35)	(.42)	(.52)	(.35)	(.12)
Net asset value, end of period	$12.16	$11.81	$11.41	$12.06	$12.14	$11.87
Total ReturnC,D,E	4.14%	6.75%	(1.98)%	3.73%	5.28%	5.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.33%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.33%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.33%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.03%H	.71%	.87%	.79%	.35%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$5,659	$5,623	$6,200	$7,410	$8,910	$8,118
Portfolio turnover rateF	19%H	32%	30%	29%	49%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.92	$11.51	$12.18	$12.25	$11.97	$11.51
Income from Investment Operations
Net investment income (loss)A	.06	.20	.22	.22	.16	.16
Net realized and unrealized gain (loss)	.48	.68	(.34)	.36	.58	.53
Total from investment operations	.54	.88	(.12)	.58	.74	.69
Distributions from net investment income	(.03)	(.22)B	(.23)	(.23)	(.15)	(.16)
Distributions from net realized gain	(.14)	(.25)B	(.32)	(.42)	(.31)	(.07)
Total distributions	(.17)	(.47)	(.55)	(.65)	(.46)	(.23)
Net asset value, end of period	$12.29	$11.92	$11.51	$12.18	$12.25	$11.97
Total ReturnC,D	4.56%	7.87%	(1.04)%	4.85%	6.29%	6.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.33%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.33%G	-%	-%	-%	-%	-%
Net investment income (loss)	1.03%G	1.71%	1.87%	1.79%	1.35%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$59,114	$58,940	$61,440	$66,255	$67,435	$70,364
Portfolio turnover rateE	19%G	32%	30%	29%	49%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.04
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	.18
Total from investment operations	.25
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$12.29
Total ReturnC,D	2.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.38%G
Expenses net of fee waivers, if any	.38%G
Expenses net of all reductions	.38%G
Net investment income (loss)	1.73%G
Supplemental Data
Net assets, end of period (000 omitted)	$107
Portfolio turnover rateE	19%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	30.2	30.3
Fidelity Series Government Money Market Fund 1.09%	12.8	12.2
Fidelity Series Emerging Markets Fund	5.8	6.6
Fidelity Advisor Series Growth & Income Fund	5.3	3.8
Fidelity Series International Value Fund	4.7	4.7
Fidelity Series International Growth Fund	4.6	4.7
Fidelity Advisor Series Short-Term Credit Fund	3.7	3.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.5	3.7
Fidelity Advisor Series Equity Value Fund	3.4	5.6
Fidelity Advisor Series Equity Growth Fund	2.9	3.1
	76.9	78.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.2%
International Equity Funds	16.7%
Bond Funds	37.7%
Short-Term Funds	16.5%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	30.8%
International Equity Funds	17.1%
Bond Funds	36.0%
Short-Term Funds	16.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	996,031	$14,522,126
Fidelity Advisor Series Equity Value Fund (a)	1,263,050	16,937,506
Fidelity Advisor Series Growth & Income Fund (a)	1,791,419	26,835,450
Fidelity Advisor Series Growth Opportunities Fund (a)	712,283	9,352,276
Fidelity Advisor Series Opportunistic Insights Fund (a)	719,092	13,324,769
Fidelity Advisor Series Small Cap Fund (a)	592,131	7,283,205
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	1,286,867	17,334,098
Fidelity Series 100 Index Fund (a)	449,620	7,450,211
Fidelity Series 1000 Value Index Fund (a)	228,399	2,868,697
Fidelity Series All-Sector Equity Fund (a)	749,497	10,020,777
Fidelity Series Commodity Strategy Fund (a)	1,920,322	10,043,282
Fidelity Series Real Estate Equity Fund (a)	129,065	1,666,232
Fidelity Series Small Cap Opportunities Fund (a)	627,721	8,775,534
TOTAL DOMESTIC EQUITY FUNDS
(Cost $110,203,844)		146,414,163

International Equity Funds - 16.7%
Fidelity Series Canada Fund (a)	222,216	2,364,383
Fidelity Series Emerging Markets Fund (a)	1,399,703	28,833,885
Fidelity Series International Growth Fund (a)	1,456,203	23,139,070
Fidelity Series International Small Cap Fund (a)	314,719	5,636,617
Fidelity Series International Value Fund (a)	2,207,784	23,777,832
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $59,912,128)		83,751,787

Bond Funds - 37.7%
Fidelity Series Emerging Markets Debt Fund (a)	369,401	3,863,933
Fidelity Series Floating Rate High Income Fund (a)	127,520	1,210,167
Fidelity Series High Income Fund (a)	770,604	7,513,388
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,272,482	12,584,843
Fidelity Series International Credit Fund (a)	25,123	252,491
Fidelity Series Investment Grade Bond Fund (a)	13,393,283	151,478,026
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,086,008	9,546,012
Fidelity Series Real Estate Income Fund (a)	217,705	2,431,770
TOTAL BOND FUNDS
(Cost $183,702,377)		188,880,630

Short-Term Funds - 16.5%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,859,731	18,597,309
Fidelity Series Government Money Market Fund 1.09% (a)(b)	63,805,218	63,805,218
TOTAL SHORT-TERM FUNDS
(Cost $82,377,091)		82,402,527
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $436,195,440)		501,449,107
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(353,177)
NET ASSETS - 100%		$501,095,930

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$15,656,078	$324,720	$3,630,673	$--	$891,804	$1,280,197	$14,522,126
Fidelity Advisor Series Equity Value Fund	28,203,890	627,637	12,310,571(a)	222,473	2,850,360	(2,433,810)	16,937,506
Fidelity Advisor Series Growth & Income Fund	19,458,116	9,504,196(a)	2,838,810	83,771	109,906	602,042	26,835,450
Fidelity Advisor Series Growth Opportunities Fund	10,275,629	212,690	2,393,758	--	431,234	826,481	9,352,276
Fidelity Advisor Series Opportunistic Insights Fund	14,545,452	301,817	3,286,902	--	1,293,155	471,247	13,324,769
Fidelity Advisor Series Short-Term Credit Fund	19,797,584	621,095	1,860,834	152,322	(177)	39,641	18,597,309
Fidelity Advisor Series Small Cap Fund	7,871,358	162,080	1,325,728	--	168,119	407,376	7,283,205
Fidelity Advisor Series Stock Selector Large Cap Value Fund	18,778,707	389,226	2,542,836	--	498,920	210,081	17,334,098
Fidelity Series 100 Index Fund	8,059,670	167,271	1,332,232	--	349,439	206,063	7,450,211
Fidelity Series 1000 Value Index Fund	3,126,118	64,828	450,464	--	68,867	59,348	2,868,697
Fidelity Series All-Sector Equity Fund	10,931,420	226,481	1,924,911	--	302,227	485,560	10,020,777
Fidelity Series Canada Fund	--	2,335,678	10,834	--	57	39,482	2,364,383
Fidelity Series Commodity Strategy Fund	8,363,369	2,521,260	807,362	15,398	(200,683)	166,698	10,043,282
Fidelity Series Emerging Markets Debt Fund	3,863,369	184,257	269,444	116,759	2,505	83,246	3,863,933
Fidelity Series Emerging Markets Fund	33,634,127	707,928	10,357,864	--	1,663,012	3,186,682	28,833,885
Fidelity Series Floating Rate High Income Fund	1,270,072	56,209	112,268	28,084	(4,147)	301	1,210,167
Fidelity Series Government Money Market Fund 1.09%	62,061,398	7,002,797	5,258,977	282,555	--	--	63,805,218
Fidelity Series High Income Fund	7,700,215	376,694	673,608	207,949	(13,984)	124,071	7,513,388
Fidelity Series Inflation-Protected Bond Index Fund	13,476,555	316,696	1,234,941	7,339	(24,210)	50,743	12,584,843
Fidelity Series International Credit Fund	--	251,235	--	--	--	1,256	252,491
Fidelity Series International Growth Fund	23,784,996	536,208	4,282,715	--	1,220,339	1,880,242	23,139,070
Fidelity Series International Small Cap Fund	5,424,288	127,409	787,119	--	208,181	663,858	5,636,617
Fidelity Series International Value Fund	23,846,343	691,874	3,290,710	--	309,325	2,221,000	23,777,832
Fidelity Series Investment Grade Bond Fund	153,919,482	8,411,976	12,897,441	1,887,912	18,451	2,025,558	151,478,026
Fidelity Series Long-Term Treasury Bond Index Fund	155,146	9,648,509	221,091	34,729	(8,286)	(28,266)	9,546,012
Fidelity Series Real Estate Equity Fund	1,862,474	83,025	269,480	14,325	31,112	(40,899)	1,666,232
Fidelity Series Real Estate Income Fund	2,494,077	132,046	211,161	60,894	14,266	2,542	2,431,770
Fidelity Series Small Cap Opportunities Fund	9,440,735	819,022	1,352,270	16,348	378,681	(510,634)	8,775,534
Total	$508,000,668	$46,804,864	$75,935,004	$3,130,858	$10,558,473	$12,020,106	$501,449,107

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $436,195,440) — See accompanying schedule		$501,449,107
Cash		1
Receivable for investments sold		1,509,279
Receivable for fund shares sold		451,248
Total assets		503,409,635
Liabilities
Payable for investments purchased	$3,654
Payable for fund shares redeemed	1,975,853
Accrued management fee	222,698
Distribution and service plan fees payable	111,500
Total liabilities		2,313,705
Net Assets		$501,095,930
Net Assets consist of:
Paid in capital		$423,673,081
Undistributed net investment income		1,475,449
Accumulated undistributed net realized gain (loss) on investments		10,693,733
Net unrealized appreciation (depreciation) on investments		65,253,667
Net Assets		$501,095,930
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($256,210,252 ÷ 20,106,659 shares)		$12.74
Maximum offering price per share (100/94.25 of $12.74)		$13.52
Class M:
Net Asset Value and redemption price per share ($82,534,744 ÷ 6,503,350 shares)		$12.69
Maximum offering price per share (100/96.50 of $12.69)		$13.15
Class C:
Net Asset Value and offering price per share ($28,312,712 ÷ 2,248,620 shares)(a)		$12.59
Class I:
Net Asset Value, offering price and redemption price per share ($133,766,822 ÷ 10,446,097 shares)		$12.81
Class Z6:
Net Asset Value, offering price and redemption price per share ($271,400 ÷ 21,185 shares)		$12.81

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,130,858
Expenses
Management fee	$890,261
Distribution and service plan fees	674,907
Independent trustees' fees and expenses	921
Total expenses before reductions	1,566,089
Expense reductions	(334)	1,565,755
Net investment income (loss)		1,565,103
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	10,558,473
Capital gain distributions from underlying funds	1,379,950
Total net realized gain (loss)		11,938,423
Change in net unrealized appreciation (depreciation) on underlying funds		12,020,106
Net gain (loss)		23,958,529
Net increase (decrease) in net assets resulting from operations		$25,523,632

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,565,103	$7,994,033
Net realized gain (loss)	11,938,423	14,958,776
Change in net unrealized appreciation (depreciation)	12,020,106	24,180,114
Net increase (decrease) in net assets resulting from operations	25,523,632	47,132,923
Distributions to shareholders from net investment income	(1,080,871)	(8,289,234)
Distributions to shareholders from net realized gain	(8,427,944)	(16,768,439)
Total distributions	(9,508,815)	(25,057,673)
Share transactions - net increase (decrease)	(22,802,369)	(109,968,419)
Total increase (decrease) in net assets	(6,787,552)	(87,893,169)
Net Assets
Beginning of period	507,883,482	595,776,651
End of period	$501,095,930	$507,883,482
Other Information
Undistributed net investment income end of period	$1,475,449	$991,217

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2010 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.34	$11.87	$12.72	$12.91	$12.50	$11.89
Income from Investment Operations
Net investment income (loss)A	.04	.18	.20	.20	.15	.16
Net realized and unrealized gain (loss)	.60	.84	(.41)	.44	.82	.70
Total from investment operations	.64	1.02	(.21)	.64	.97	.86
Distributions from net investment income	(.03)	(.19)	(.21)	(.22)	(.14)	(.16)
Distributions from net realized gain	(.21)	(.36)	(.44)	(.61)	(.42)	(.09)
Total distributions	(.24)	(.55)	(.64)B	(.83)	(.56)	(.25)
Net asset value, end of period	$12.74	$12.34	$11.87	$12.72	$12.91	$12.50
Total ReturnC,D,E	5.21%	8.87%	(1.67)%	5.08%	7.86%	7.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.60%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.60%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.64%H	1.45%	1.63%	1.55%	1.15%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$256,210	$263,496	$328,232	$431,498	$502,834	$540,980
Portfolio turnover rateF	19%H	26%	21%	22%	39%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.64 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.437 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.30	$11.83	$12.68	$12.87	$12.46	$11.86
Income from Investment Operations
Net investment income (loss)A	.02	.14	.17	.17	.11	.13
Net realized and unrealized gain (loss)	.60	.85	(.41)	.43	.83	.69
Total from investment operations	.62	.99	(.24)	.60	.94	.82
Distributions from net investment income	(.02)	(.16)	(.18)	(.18)	(.11)	(.13)
Distributions from net realized gain	(.21)	(.36)	(.44)	(.61)	(.42)	(.09)
Total distributions	(.23)	(.52)	(.61)B	(.79)	(.53)	(.22)
Net asset value, end of period	$12.69	$12.30	$11.83	$12.68	$12.87	$12.46
Total ReturnC,D,E	5.08%	8.63%	(1.92)%	4.81%	7.62%	6.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.85%H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.85%H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.39%H	1.20%	1.38%	1.30%	.90%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$82,535	$83,881	$92,543	$106,189	$124,997	$127,353
Portfolio turnover rateF	19%H	26%	21%	22%	39%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.437 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.22	$11.76	$12.60	$12.79	$12.39	$11.79
Income from Investment Operations
Net investment income (loss)A	(.01)	.08	.11	.10	.05	.07
Net realized and unrealized gain (loss)	.59	.84	(.40)	.44	.81	.69
Total from investment operations	.58	.92	(.29)	.54	.86	.76
Distributions from net investment income	–B	(.10)	(.11)	(.12)	(.05)	(.07)
Distributions from net realized gain	(.21)	(.36)	(.44)	(.61)	(.41)	(.09)
Total distributions	(.21)	(.46)	(.55)	(.73)	(.46)	(.16)
Net asset value, end of period	$12.59	$12.22	$11.76	$12.60	$12.79	$12.39
Total ReturnC,D,E	4.82%	8.07%	(2.39)%	4.33%	7.04%	6.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.35%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.35%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.35%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.11)%H	.70%	.88%	.80%	.40%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$28,313	$29,290	$30,150	$34,839	$36,622	$38,562
Portfolio turnover rateF	19%H	26%	21%	22%	39%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.40	$11.92	$12.77	$12.96	$12.55	$11.94
Income from Investment Operations
Net investment income (loss)A	.06	.21	.23	.23	.18	.19
Net realized and unrealized gain (loss)	.59	.85	(.40)	.44	.82	.70
Total from investment operations	.65	1.06	(.17)	.67	1.00	.89
Distributions from net investment income	(.04)	(.22)	(.24)	(.25)	(.17)	(.19)
Distributions from net realized gain	(.21)	(.36)	(.44)	(.61)	(.42)	(.09)
Total distributions	(.24)B	(.58)	(.68)	(.86)	(.59)	(.28)
Net asset value, end of period	$12.81	$12.40	$11.92	$12.77	$12.96	$12.55
Total ReturnC,D	5.34%	9.22%	(1.40)%	5.34%	8.10%	7.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.35%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.35%G	-%	-%	-%	-%	-%
Net investment income (loss)	.89%G	1.70%	1.88%	1.80%	1.40%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$133,767	$131,216	$143,715	$158,071	$191,276	$197,152
Portfolio turnover rateE	19%G	26%	21%	22%	39%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.208 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005% per share.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.50
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.23
Total from investment operations	.31
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$12.81
Total ReturnC,D	2.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G
Expenses net of fee waivers, if any	.40%G
Expenses net of all reductions	.40%G
Net investment income (loss)	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$271
Portfolio turnover rateE	19%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	26.6	26.7
Fidelity Series Government Money Market Fund 1.09%	9.3	8.7
Fidelity Advisor Series Growth & Income Fund	6.6	4.7
Fidelity Series Emerging Markets Fund	6.4	7.3
Fidelity Series International Value Fund	5.6	5.6
Fidelity Series International Growth Fund	5.5	5.6
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.2	4.5
Fidelity Advisor Series Equity Value Fund	4.2	6.7
Fidelity Advisor Series Equity Growth Fund	3.6	3.8
Fidelity Advisor Series Opportunistic Insights Fund	3.3	3.5
	75.3	77.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.5%
International Equity Funds	19.4%
Bond Funds	33.3%
Short-Term Funds	11.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	37.1%
International Equity Funds	19.8%
Bond Funds	31.6%
Short-Term Funds	11.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2015 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	2,886,974	$42,092,074
Fidelity Advisor Series Equity Value Fund (a)	3,659,842	49,078,487
Fidelity Advisor Series Growth & Income Fund (a)	5,191,166	77,763,674
Fidelity Advisor Series Growth Opportunities Fund (a)	2,064,117	27,101,850
Fidelity Advisor Series Opportunistic Insights Fund (a)	2,083,893	38,614,544
Fidelity Advisor Series Small Cap Fund (a)	1,715,650	21,102,495
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	3,729,445	50,235,629
Fidelity Series 100 Index Fund (a)	1,303,057	21,591,658
Fidelity Series 1000 Value Index Fund (a)	661,856	8,312,910
Fidelity Series All-Sector Equity Fund (a)	2,171,945	29,038,905
Fidelity Series Commodity Strategy Fund (a)	4,504,235	23,557,149
Fidelity Series Real Estate Equity Fund (a)	373,983	4,828,119
Fidelity Series Small Cap Opportunities Fund (a)	1,818,634	25,424,498
TOTAL DOMESTIC EQUITY FUNDS
(Cost $310,918,052)		418,741,992

International Equity Funds - 19.4%
Fidelity Series Canada Fund (a)	621,003	6,607,472
Fidelity Series Emerging Markets Fund (a)	3,679,129	75,790,047
Fidelity Series International Growth Fund (a)	4,072,367	64,709,905
Fidelity Series International Small Cap Fund (a)	879,920	15,759,368
Fidelity Series International Value Fund (a)	6,177,771	66,534,590
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $161,569,309)		229,401,382

Bond Funds - 33.3%
Fidelity Series Emerging Markets Debt Fund (a)	849,269	8,883,353
Fidelity Series Floating Rate High Income Fund (a)	298,127	2,829,224
Fidelity Series High Income Fund (a)	1,802,402	17,573,416
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,088,474	20,655,012
Fidelity Series International Credit Fund (a)	59,798	600,972
Fidelity Series Investment Grade Bond Fund (a)	27,741,175	313,752,693
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,544,861	22,369,326
Fidelity Series Real Estate Income Fund (a)	513,753	5,738,616
TOTAL BOND FUNDS
(Cost $381,362,433)		392,402,612

Short-Term Funds - 11.9%
Fidelity Advisor Series Short-Term Credit Fund (a)	3,100,516	31,005,157
Fidelity Series Government Money Market Fund 1.09% (a)(b)	108,883,430	108,883,430
TOTAL SHORT-TERM FUNDS
(Cost $139,863,450)		139,888,587
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $993,713,244)		1,180,434,573
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(821,757)
NET ASSETS - 100%		$1,179,612,816

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$45,524,066	$547,569	$10,291,915	$--	$2,626,735	$3,685,619	$42,092,074
Fidelity Advisor Series Equity Value Fund	81,815,902	1,253,906	35,199,779(a)	648,050	5,917,970	(4,709,512)	49,078,487
Fidelity Advisor Series Growth & Income Fund	56,487,336	26,966,210(a)	7,735,525	245,320	404,048	1,641,605	77,763,674
Fidelity Advisor Series Growth Opportunities Fund	29,904,426	359,283	6,819,596	--	1,277,208	2,380,529	27,101,850
Fidelity Advisor Series Opportunistic Insights Fund	42,300,151	509,727	9,319,918	--	3,808,801	1,315,783	38,614,544
Fidelity Advisor Series Short-Term Credit Fund	33,790,894	715,831	3,569,295	256,981	536	67,191	31,005,157
Fidelity Advisor Series Small Cap Fund	22,747,133	261,492	3,573,871	--	480,142	1,187,599	21,102,495
Fidelity Advisor Series Stock Selector Large Cap Value Fund	54,308,043	628,172	6,757,577	--	1,414,620	642,371	50,235,629
Fidelity Series 100 Index Fund	23,471,812	282,626	3,779,758	--	947,867	669,111	21,591,658
Fidelity Series 1000 Value Index Fund	9,072,554	104,566	1,235,267	--	200,642	170,415	8,312,910
Fidelity Series All-Sector Equity Fund	31,808,427	372,744	5,431,280	--	780,890	1,508,124	29,038,905
Fidelity Series Canada Fund	--	6,496,444	26,615	--	181	137,462	6,607,472
Fidelity Series Commodity Strategy Fund	19,730,718	6,006,437	2,105,521	36,129	(715,139)	640,654	23,557,149
Fidelity Series Emerging Markets Debt Fund	9,038,148	362,552	716,404	270,844	7,977	191,080	8,883,353
Fidelity Series Emerging Markets Fund	88,257,284	1,087,723	26,217,357	--	3,788,545	8,873,852	75,790,047
Fidelity Series Floating Rate High Income Fund	3,032,156	104,582	298,500	66,373	(13,051)	4,037	2,829,224
Fidelity Series Government Money Market Fund 1.09%	105,863,553	13,260,617	10,240,740	483,320	--	--	108,883,430
Fidelity Series High Income Fund	18,383,602	720,924	1,791,008	491,654	(44,270)	304,168	17,573,416
Fidelity Series Inflation-Protected Bond Index Fund	22,627,640	310,176	2,328,283	12,153	(63,454)	108,933	20,655,012
Fidelity Series International Credit Fund	--	597,982	--	--	--	2,990	600,972
Fidelity Series International Growth Fund	67,875,480	869,994	12,808,305	--	3,961,793	4,810,943	64,709,905
Fidelity Series International Small Cap Fund	15,477,302	205,899	2,391,686	--	720,666	1,747,187	15,759,368
Fidelity Series International Value Fund	68,051,945	1,049,974	9,709,722	--	966,388	6,176,005	66,534,590
Fidelity Series Investment Grade Bond Fund	323,226,746	16,675,857	30,447,535	3,939,927	63,832	4,233,793	313,752,693
Fidelity Series Long-Term Treasury Bond Index Fund	310,205	22,629,116	485,203	89,571	(32,152)	(52,640)	22,369,326
Fidelity Series Real Estate Equity Fund	5,406,610	193,590	744,095	41,416	71,831	(99,817)	4,828,119
Fidelity Series Real Estate Income Fund	5,999,051	259,670	561,627	144,439	46,020	(4,498)	5,738,616
Fidelity Series Small Cap Opportunities Fund	27,405,880	2,120,943	3,712,128	47,380	1,032,685	(1,422,882)	25,424,498
Total	$1,211,917,064	$104,954,606	$198,298,510	$6,773,557	$27,651,311	$34,210,102	$1,180,434,573

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $993,713,244) — See accompanying schedule		$1,180,434,573
Receivable for investments sold		1,918,415
Receivable for fund shares sold		1,779,460
Total assets		1,184,132,448
Liabilities
Payable for investments purchased	$106
Payable for fund shares redeemed	3,699,683
Accrued management fee	565,892
Distribution and service plan fees payable	253,951
Total liabilities		4,519,632
Net Assets		$1,179,612,816
Net Assets consist of:
Paid in capital		$960,858,468
Undistributed net investment income		2,932,745
Accumulated undistributed net realized gain (loss) on investments		29,100,274
Net unrealized appreciation (depreciation) on investments		186,721,329
Net Assets		$1,179,612,816
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($617,092,519 ÷ 47,820,374 shares)		$12.90
Maximum offering price per share (100/94.25 of $12.90)		$13.69
Class M:
Net Asset Value and redemption price per share ($177,311,632 ÷ 13,775,384 shares)		$12.87
Maximum offering price per share (100/96.50 of $12.87)		$13.34
Class C:
Net Asset Value and offering price per share ($61,070,771 ÷ 4,784,006 shares)(a)		$12.77
Class I:
Net Asset Value, offering price and redemption price per share ($323,381,380 ÷ 24,843,402 shares)		$13.02
Class Z6:
Net Asset Value, offering price and redemption price per share ($756,514 ÷ 58,094 shares)		$13.02

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$6,773,557
Expenses
Management fee	$2,276,883
Distribution and service plan fees	1,544,379
Independent trustees' fees and expenses	2,189
Total expenses before reductions	3,823,451
Expense reductions	(795)	3,822,656
Net investment income (loss)		2,950,901
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	27,651,311
Capital gain distributions from underlying funds	4,003,017
Total net realized gain (loss)		31,654,328
Change in net unrealized appreciation (depreciation) on underlying funds		34,210,102
Net gain (loss)		65,864,430
Net increase (decrease) in net assets resulting from operations		$68,815,331

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,950,901	$18,746,280
Net realized gain (loss)	31,654,328	34,433,131
Change in net unrealized appreciation (depreciation)	34,210,102	71,901,912
Net increase (decrease) in net assets resulting from operations	68,815,331	125,081,323
Distributions to shareholders from net investment income	(2,367,122)	(19,217,331)
Distributions to shareholders from net realized gain	(21,902,972)	(39,746,083)
Total distributions	(24,270,094)	(58,963,414)
Share transactions - net increase (decrease)	(76,580,360)	(212,702,716)
Total increase (decrease) in net assets	(32,035,123)	(146,584,807)
Net Assets
Beginning of period	1,211,647,939	1,358,232,746
End of period	$1,179,612,816	$1,211,647,939
Other Information
Undistributed net investment income end of period	$2,932,745	$2,348,966

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2015 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.43	$11.81	$12.70	$12.87	$12.47	$11.85
Income from Investment Operations
Net investment income (loss)A	.03	.18	.20	.20	.15	.16
Net realized and unrealized gain (loss)	.69	.99	(.45)	.49	.89	.71
Total from investment operations	.72	1.17	(.25)	.69	1.04	.87
Distributions from net investment income	(.03)	(.19)	(.21)	(.21)	(.15)	(.16)
Distributions from net realized gain	(.23)	(.36)	(.43)	(.64)	(.50)	(.09)
Total distributions	(.25)B	(.55)	(.64)	(.86)C	(.64)D	(.25)
Net asset value, end of period	$12.90	$12.43	$11.81	$12.70	$12.87	$12.47
Total ReturnE,F,G	5.91%	10.23%	(2.07)%	5.51%	8.54%	7.45%
Ratios to Average Net AssetsH,I
Expenses before reductions	.63%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.63%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.63%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.50%J	1.46%	1.64%	1.58%	1.19%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$617,093	$653,982	$739,929	$967,164	$1,086,606	$1,181,020
Portfolio turnover rateH	18%J	22%	20%	21%	37%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.229 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.642 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.41	$11.79	$12.68	$12.85	$12.46	$11.83
Income from Investment Operations
Net investment income (loss)A	.02	.15	.17	.17	.12	.13
Net realized and unrealized gain (loss)	.69	.99	(.45)	.48	.88	.72
Total from investment operations	.71	1.14	(.28)	.65	1.00	.85
Distributions from net investment income	(.02)	(.16)	(.18)	(.18)	(.11)	(.13)
Distributions from net realized gain	(.23)	(.36)	(.43)	(.64)	(.50)	(.09)
Total distributions	(.25)	(.52)	(.61)	(.82)	(.61)	(.22)
Net asset value, end of period	$12.87	$12.41	$11.79	$12.68	$12.85	$12.46
Total ReturnB,C,D	5.77%	9.98%	(2.32)%	5.26%	8.20%	7.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	.88%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.88%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.88%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.25%G	1.21%	1.39%	1.33%	.94%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$177,312	$178,795	$190,018	$208,468	$226,663	$227,022
Portfolio turnover rateE	18%G	22%	20%	21%	37%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$11.72	$12.60	$12.77	$12.39	$11.77
Income from Investment Operations
Net investment income (loss)A	(.02)	.08	.11	.11	.05	.07
Net realized and unrealized gain (loss)	.70	.98	(.45)	.48	.88	.71
Total from investment operations	.68	1.06	(.34)	.59	.93	.78
Distributions from net investment income	–B	(.10)	(.11)	(.12)	(.06)	(.07)
Distributions from net realized gain	(.23)	(.36)	(.43)	(.64)	(.49)	(.09)
Total distributions	(.23)	(.46)	(.54)	(.76)	(.55)	(.16)
Net asset value, end of period	$12.77	$12.32	$11.72	$12.60	$12.77	$12.39
Total ReturnC,D,E	5.60%	9.33%	(2.76)%	4.75%	7.65%	6.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.38%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.38%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.38%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.25)%H	.71%	.89%	.83%	.44%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$61,071	$61,332	$63,443	$72,725	$75,682	$72,115
Portfolio turnover rateF	18%H	22%	20%	21%	37%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$11.90	$12.79	$12.96	$12.56	$11.93
Income from Investment Operations
Net investment income (loss)A	.05	.21	.23	.24	.18	.19
Net realized and unrealized gain (loss)	.70	1.00	(.45)	.48	.90	.72
Total from investment operations	.75	1.21	(.22)	.72	1.08	.91
Distributions from net investment income	(.03)	(.22)	(.24)	(.25)	(.18)	(.19)
Distributions from net realized gain	(.23)	(.36)	(.43)	(.64)	(.50)	(.09)
Total distributions	(.26)	(.58)	(.67)	(.89)	(.68)	(.28)
Net asset value, end of period	$13.02	$12.53	$11.90	$12.79	$12.96	$12.56
Total ReturnB,C	6.09%	10.53%	(1.80)%	5.74%	8.75%	7.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.38%F	- %G	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.38%F	-%	-%	-%	-%	-%
Expenses net of all reductions	.38%F	-%	-%	-%	-%	-%
Net investment income (loss)	.75%F	1.71%	1.89%	1.83%	1.44%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$323,381	$317,539	$361,722	$425,176	$488,611	$467,604
Portfolio turnover rateD	18%F	22%	20%	21%	37%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.66
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	.26
Total from investment operations	.36
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$13.02
Total ReturnC,D	2.84%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%G
Expenses net of fee waivers, if any	.42%G
Expenses net of all reductions	.42%G
Net investment income (loss)	2.46%G
Supplemental Data
Net assets, end of period (000 omitted)	$757
Portfolio turnover rateE	18%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	24.0	24.2
Fidelity Advisor Series Growth & Income Fund	7.5	5.2
Fidelity Series Emerging Markets Fund	6.9	7.8
Fidelity Series Government Money Market Fund 1.09%	6.9	6.6
Fidelity Series International Value Fund	6.3	6.2
Fidelity Series International Growth Fund	6.1	6.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.8	5.0
Fidelity Advisor Series Equity Value Fund	4.7	7.6
Fidelity Advisor Series Equity Growth Fund	4.0	4.2
Fidelity Advisor Series Opportunistic Insights Fund	3.7	3.9
	74.9	76.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	39.9%
International Equity Funds	21.4%
Bond Funds	29.9%
Short-Term Funds	8.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	41.4%
International Equity Funds	21.6%
Bond Funds	28.3%
Short-Term Funds	8.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2020 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	7,073,688	$103,134,371
Fidelity Advisor Series Equity Value Fund (a)	8,942,371	119,917,199
Fidelity Advisor Series Growth & Income Fund (a)	12,713,625	190,450,102
Fidelity Advisor Series Growth Opportunities Fund (a)	5,059,252	66,427,978
Fidelity Advisor Series Opportunistic Insights Fund (a)	5,106,547	94,624,316
Fidelity Advisor Series Small Cap Fund (a)	4,201,952	51,684,014
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	9,133,069	123,022,437
Fidelity Series 100 Index Fund (a)	3,193,888	52,922,719
Fidelity Series 1000 Value Index Fund (a)	1,624,196	20,399,903
Fidelity Series All-Sector Equity Fund (a)	5,322,621	71,163,440
Fidelity Series Commodity Strategy Fund (a)	9,716,989	50,819,855
Fidelity Series Real Estate Equity Fund (a)	915,997	11,825,517
Fidelity Series Small Cap Opportunities Fund (a)	4,456,686	62,304,471
TOTAL DOMESTIC EQUITY FUNDS
(Cost $763,899,127)		1,018,696,322

International Equity Funds - 21.4%
Fidelity Series Canada Fund (a)	1,496,267	15,920,276
Fidelity Series Emerging Markets Fund (a)	8,596,585	177,089,650
Fidelity Series International Growth Fund (a)	9,798,947	155,705,263
Fidelity Series International Small Cap Fund (a)	2,114,352	37,868,036
Fidelity Series International Value Fund (a)	14,827,062	159,687,455
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $394,844,310)		546,270,680

Bond Funds - 29.9%
Fidelity Series Emerging Markets Debt Fund (a)	1,794,665	18,772,196
Fidelity Series Floating Rate High Income Fund (a)	633,862	6,015,351
Fidelity Series High Income Fund (a)	3,874,726	37,778,581
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,655,175	26,259,682
Fidelity Series International Credit Fund (a)	128,527	1,291,696
Fidelity Series Investment Grade Bond Fund (a)	54,094,957	611,813,964
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,410,817	47,561,080
Fidelity Series Real Estate Income Fund (a)	1,099,754	12,284,252
TOTAL BOND FUNDS
(Cost $754,388,389)		761,776,802

Short-Term Funds - 8.9%
Fidelity Advisor Series Short-Term Credit Fund (a)	5,037,456	50,374,560
Fidelity Series Government Money Market Fund 1.09% (a)(b)	176,042,700	176,042,700
TOTAL SHORT-TERM FUNDS
(Cost $226,375,121)		226,417,260
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,139,506,947)		2,553,161,064
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,834,163)
NET ASSETS - 100%		$2,551,326,901

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$107,899,662	$1,388,488	$21,360,375	$--	$5,408,170	$9,798,426	$103,134,371
Fidelity Advisor Series Equity Value Fund	192,890,348	3,542,048	79,472,656(a)	1,555,731	7,714,036	(4,756,577)	119,917,199
Fidelity Advisor Series Growth & Income Fund	133,562,727	65,560,759(a)	13,591,451	595,046	617,064	4,301,003	190,450,102
Fidelity Advisor Series Growth Opportunities Fund	70,967,317	910,529	14,274,653	--	2,670,466	6,154,319	66,427,978
Fidelity Advisor Series Opportunistic Insights Fund	100,276,958	1,291,281	19,272,878	--	7,782,455	4,546,500	94,624,316
Fidelity Advisor Series Short-Term Credit Fund	53,699,458	1,209,978	4,643,148	414,850	3,212	105,060	50,374,560
Fidelity Advisor Series Small Cap Fund	53,446,579	742,668	6,521,496	--	831,745	3,184,518	51,684,014
Fidelity Advisor Series Stock Selector Large Cap Value Fund	128,008,473	2,071,058	12,065,210	--	1,603,659	3,404,457	123,022,437
Fidelity Series 100 Index Fund	55,757,975	712,507	7,462,351	--	1,764,533	2,150,055	52,922,719
Fidelity Series 1000 Value Index Fund	21,451,762	276,561	2,229,404	--	334,038	566,946	20,399,903
Fidelity Series All-Sector Equity Fund	75,469,271	965,226	10,799,441	--	1,020,978	4,507,406	71,163,440
Fidelity Series Canada Fund	--	15,591,528	44,829	--	152	373,425	15,920,276
Fidelity Series Commodity Strategy Fund	41,695,481	12,922,205	3,661,648	77,877	(643,492)	507,309	50,819,855
Fidelity Series Emerging Markets Debt Fund	18,811,124	781,933	1,238,918	569,694	9,859	408,198	18,772,196
Fidelity Series Emerging Markets Fund	197,902,416	2,473,472	52,141,045	--	6,582,068	22,272,739	177,089,650
Fidelity Series Floating Rate High Income Fund	6,322,119	228,716	516,215	140,284	(20,967)	1,698	6,015,351
Fidelity Series Government Money Market Fund 1.09%	168,214,560	21,022,595	13,194,455	778,823	--	--	176,042,700
Fidelity Series High Income Fund	38,742,751	1,580,751	3,097,293	1,050,154	(67,504)	619,876	37,778,581
Fidelity Series Inflation-Protected Bond Index Fund	28,153,800	422,185	2,374,576	15,410	(70,364)	128,637	26,259,682
Fidelity Series International Credit Fund	--	1,285,270	--	--	--	6,426	1,291,696
Fidelity Series International Growth Fund	159,124,886	2,140,365	26,315,849	--	6,584,953	14,170,908	155,705,263
Fidelity Series International Small Cap Fund	36,182,712	497,510	4,644,214	--	1,107,027	4,725,001	37,868,036
Fidelity Series International Value Fund	159,539,367	2,748,330	19,533,592	--	1,407,778	15,525,572	159,687,455
Fidelity Series Investment Grade Bond Fund	617,537,596	33,483,524	47,482,020	7,633,069	171,300	8,103,564	611,813,964
Fidelity Series Long-Term Treasury Bond Index Fund	578,556	48,090,615	929,906	188,934	(57,306)	(120,879)	47,561,080
Fidelity Series Real Estate Equity Fund	12,783,544	479,245	1,365,244	100,546	45,659	(117,687)	11,825,517
Fidelity Series Real Estate Income Fund	12,602,093	567,344	971,316	308,310	69,086	17,045	12,284,252
Fidelity Series Small Cap Opportunities Fund	64,799,072	5,286,484	6,826,706	116,014	1,176,222	(2,130,601)	62,304,471
Total	$2,556,420,607	$228,273,175	$376,030,889	$13,544,742	$46,044,827	$98,453,344	$2,553,161,064

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $2,139,506,947) — See accompanying schedule		$2,553,161,064
Receivable for investments sold		5,797,991
Receivable for fund shares sold		4,548,647
Total assets		2,563,507,702
Liabilities
Payable for investments purchased	$3,633
Payable for fund shares redeemed	10,349,132
Accrued management fee	1,311,895
Distribution and service plan fees payable	516,141
Total liabilities		12,180,801
Net Assets		$2,551,326,901
Net Assets consist of:
Paid in capital		$2,082,735,119
Undistributed net investment income		5,210,824
Accumulated undistributed net realized gain (loss) on investments		49,726,841
Net unrealized appreciation (depreciation) on investments		413,654,117
Net Assets		$2,551,326,901
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,279,774,506 ÷ 91,934,501 shares)		$13.92
Maximum offering price per share (100/94.25 of $13.92)		$14.77
Class M:
Net Asset Value and redemption price per share ($390,703,879 ÷ 28,094,216 shares)		$13.91
Maximum offering price per share (100/96.50 of $13.91)		$14.41
Class C:
Net Asset Value and offering price per share ($102,816,804 ÷ 7,458,570 shares)(a)		$13.79
Class I:
Net Asset Value, offering price and redemption price per share ($776,885,067 ÷ 55,340,422 shares)		$14.04
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,146,645 ÷ 81,637 shares)		$14.05

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$13,544,742
Expenses
Management fee	$5,261,917
Distribution and service plan fees	3,125,482
Independent trustees' fees and expenses	4,669
Total expenses before reductions	8,392,068
Expense reductions	(1,678)	8,390,390
Net investment income (loss)		5,154,352
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	46,044,827
Capital gain distributions from underlying funds	9,799,116
Total net realized gain (loss)		55,843,943
Change in net unrealized appreciation (depreciation) on underlying funds		98,453,344
Net gain (loss)		154,297,287
Net increase (decrease) in net assets resulting from operations		$159,451,639

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,154,352	$38,750,307
Net realized gain (loss)	55,843,943	56,868,315
Change in net unrealized appreciation (depreciation)	98,453,344	182,559,768
Net increase (decrease) in net assets resulting from operations	159,451,639	278,178,390
Distributions to shareholders from net investment income	(4,451,144)	(38,366,807)
Distributions to shareholders from net realized gain	(39,249,087)	(76,567,312)
Total distributions	(43,700,231)	(114,934,119)
Share transactions - net increase (decrease)	(120,324,780)	(325,620,479)
Total increase (decrease) in net assets	(4,573,372)	(162,376,208)
Net Assets
Beginning of period	2,555,900,273	2,718,276,481
End of period	$2,551,326,901	$2,555,900,273
Other Information
Undistributed net investment income end of period	$5,210,824	$4,507,616

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2020 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.31	$12.51	$13.44	$13.54	$13.05	$12.35
Income from Investment Operations
Net investment income (loss)A	.03	.19	.21	.22	.16	.18
Net realized and unrealized gain (loss)	.81	1.16	(.51)	.55	1.04	.78
Total from investment operations	.84	1.35	(.30)	.77	1.20	.96
Distributions from net investment income	(.02)	(.19)	(.21)	(.23)	(.16)	(.18)
Distributions from net realized gain	(.21)	(.36)	(.41)	(.64)	(.55)	(.08)
Total distributions	(.23)	(.55)	(.63)B	(.87)	(.71)	(.26)
Net asset value, end of period	$13.92	$13.31	$12.51	$13.44	$13.54	$13.05
Total ReturnC,D,E	6.38%	11.17%	(2.35)%	5.82%	9.38%	7.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.66%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.66%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.40%H	1.46%	1.62%	1.59%	1.22%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$1,279,775	$1,315,261	$1,442,826	$1,775,399	$1,910,164	$1,944,691
Portfolio turnover rateF	18%H	19%	20%	21%	40%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.63 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.411 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.30	$12.51	$13.44	$13.54	$13.05	$12.34
Income from Investment Operations
Net investment income (loss)A	.01	.15	.18	.18	.13	.15
Net realized and unrealized gain (loss)	.82	1.16	(.52)	.55	1.03	.79
Total from investment operations	.83	1.31	(.34)	.73	1.16	.94
Distributions from net investment income	(.02)	(.16)	(.18)	(.19)	(.13)	(.15)
Distributions from net realized gain	(.21)	(.36)	(.41)	(.64)	(.55)	(.08)
Total distributions	(.22)B	(.52)	(.59)	(.83)	(.67)C	(.23)
Net asset value, end of period	$13.91	$13.30	$12.51	$13.44	$13.54	$13.05
Total ReturnD,E,F	6.33%	10.81%	(2.59)%	5.56%	9.11%	7.72%
Ratios to Average Net AssetsG,H
Expenses before reductions	.91%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.91%I	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.91%I	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.15%I	1.21%	1.37%	1.34%	.97%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$390,704	$396,330	$394,406	$440,674	$465,828	$430,153
Portfolio turnover rateG	18%I	19%	20%	21%	40%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.207 per share.

 C Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.20	$12.42	$13.35	$13.45	$12.97	$12.27
Income from Investment Operations
Net investment income (loss)A	(.02)	.09	.11	.11	.06	.09
Net realized and unrealized gain (loss)	.82	1.15	(.51)	.55	1.03	.78
Total from investment operations	.80	1.24	(.40)	.66	1.09	.87
Distributions from net investment income	–	(.10)	(.12)	(.12)	(.07)	(.08)
Distributions from net realized gain	(.21)	(.36)	(.41)	(.64)	(.54)	(.08)
Total distributions	(.21)	(.46)	(.53)	(.76)	(.61)	(.17)B
Net asset value, end of period	$13.79	$13.20	$12.42	$13.35	$13.45	$12.97
Total ReturnC,D,E	6.09%	10.26%	(3.11)%	5.07%	8.57%	7.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.41%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.41%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.41%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.35)%H	.71%	.87%	.84%	.47%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$102,817	$101,268	$105,128	$112,535	$113,194	$102,576
Portfolio turnover rateF	18%H	19%	20%	21%	40%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.41	$12.61	$13.54	$13.63	$13.14	$12.42
Income from Investment Operations
Net investment income (loss)A	.04	.22	.24	.25	.20	.21
Net realized and unrealized gain (loss)	.83	1.16	(.51)	.56	1.03	.80
Total from investment operations	.87	1.38	(.27)	.81	1.23	1.01
Distributions from net investment income	(.03)	(.22)	(.25)	(.26)	(.19)	(.21)
Distributions from net realized gain	(.21)	(.36)	(.41)	(.64)	(.55)	(.08)
Total distributions	(.24)	(.58)	(.66)	(.90)	(.74)	(.29)
Net asset value, end of period	$14.04	$13.41	$12.61	$13.54	$13.63	$13.14
Total ReturnB,C	6.56%	11.36%	(2.07)%	6.13%	9.58%	8.28%
Ratios to Average Net AssetsD,E
Expenses before reductions	.41%F	- %G	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.41%F	-%	-%	-%	-%	-%
Expenses net of all reductions	.41%F	-%	-%	-%	-%	-%
Net investment income (loss)	.64%F	1.71%	1.87%	1.84%	1.47%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$776,885	$743,042	$767,908	$836,880	$875,979	$777,288
Portfolio turnover rateD	18%F	19%	20%	21%	40%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.62
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	.33
Total from investment operations	.43
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$14.05
Total ReturnC,D	3.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income (loss)	2.40%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,147
Portfolio turnover rateE	18%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	20.6	20.8
Fidelity Advisor Series Growth & Income Fund	8.3	5.8
Fidelity Series Emerging Markets Fund	7.4	8.2
Fidelity Series International Growth Fund	6.8	6.8
Fidelity Series International Value Fund	6.7	6.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.4	5.5
Fidelity Advisor Series Equity Value Fund	5.2	8.3
Fidelity Series Government Money Market Fund 1.09%	5.1	4.8
Fidelity Advisor Series Equity Growth Fund	4.5	4.7
Fidelity Advisor Series Opportunistic Insights Fund	4.1	4.4
	74.1	76.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.2%
International Equity Funds	23.2%
Bond Funds	26.1%
Short-Term Funds	6.6%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	45.7%
International Equity Funds	23.4%
Bond Funds	24.5%
Short-Term Funds	6.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2025 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	9,230,329	$134,578,197
Fidelity Advisor Series Equity Value Fund (a)	11,657,757	156,330,528
Fidelity Advisor Series Growth & Income Fund (a)	16,589,933	248,517,204
Fidelity Advisor Series Growth Opportunities Fund (a)	6,603,590	86,705,131
Fidelity Advisor Series Opportunistic Insights Fund (a)	6,664,625	123,495,499
Fidelity Advisor Series Small Cap Fund (a)	5,483,913	67,452,129
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	11,917,241	160,525,242
Fidelity Series 100 Index Fund (a)	4,168,872	69,078,215
Fidelity Series 1000 Value Index Fund (a)	2,121,686	26,648,377
Fidelity Series All-Sector Equity Fund (a)	6,947,371	92,886,352
Fidelity Series Commodity Strategy Fund (a)	11,375,130	59,491,930
Fidelity Series Real Estate Equity Fund (a)	1,201,647	15,513,264
Fidelity Series Small Cap Opportunities Fund (a)	5,810,757	81,234,385
TOTAL DOMESTIC EQUITY FUNDS
(Cost $992,817,465)		1,322,456,453

International Equity Funds - 23.2%
Fidelity Series Canada Fund (a)	1,914,407	20,369,286
Fidelity Series Emerging Markets Fund (a)	10,729,223	221,021,984
Fidelity Series International Growth Fund (a)	12,726,316	202,221,166
Fidelity Series International Small Cap Fund (a)	2,709,448	48,526,205
Fidelity Series International Value Fund (a)	18,727,201	201,691,960
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $511,715,887)		693,830,601

Bond Funds - 26.1%
Fidelity Series Emerging Markets Debt Fund (a)	2,073,227	21,685,957
Fidelity Series Floating Rate High Income Fund (a)	736,531	6,989,680
Fidelity Series High Income Fund (a)	4,449,109	43,378,816
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,336,089	23,103,919
Fidelity Series International Credit Fund (a)	149,010	1,497,553
Fidelity Series Investment Grade Bond Fund (a)	54,507,338	616,477,988
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,310,288	55,467,435
Fidelity Series Real Estate Income Fund (a)	1,272,802	14,217,194
TOTAL BOND FUNDS
(Cost $779,878,786)		782,818,542

Short-Term Funds - 6.6%
Fidelity Advisor Series Short-Term Credit Fund (a)	4,319,545	43,195,455
Fidelity Series Government Money Market Fund 1.09% (a)(b)	153,801,309	153,801,309
TOTAL SHORT-TERM FUNDS
(Cost $196,963,413)		196,996,764
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,481,375,551)		2,996,102,360
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,215,476)
NET ASSETS - 100%		$2,993,886,884

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$135,937,851	$3,626,505	$24,440,064	$--	$5,664,848	$13,789,057	$134,578,197
Fidelity Advisor Series Equity Value Fund	241,941,961	7,040,442	96,520,656(a)	1,984,625	7,733,075	(3,864,294)	156,330,528
Fidelity Advisor Series Growth & Income Fund	167,651,187	88,460,572(a)	13,957,845	762,518	352,502	6,010,788	248,517,204
Fidelity Advisor Series Growth Opportunities Fund	89,516,164	2,377,455	16,486,997	--	2,846,756	8,451,753	86,705,131
Fidelity Advisor Series Opportunistic Insights Fund	126,356,944	3,373,220	21,995,674	--	6,843,444	8,917,565	123,495,499
Fidelity Advisor Series Short-Term Credit Fund	44,613,993	1,683,190	3,191,334	350,555	1,655	87,951	43,195,455
Fidelity Advisor Series Small Cap Fund	67,276,031	1,899,782	6,912,712	--	736,912	4,452,116	67,452,129
Fidelity Advisor Series Stock Selector Large Cap Value Fund	160,603,013	4,976,020	11,547,680	--	461,895	6,031,994	160,525,242
Fidelity Series 100 Index Fund	70,010,948	1,863,125	7,821,924	--	1,568,402	3,457,664	69,078,215
Fidelity Series 1000 Value Index Fund	26,963,429	725,682	2,208,235	--	244,791	922,710	26,648,377
Fidelity Series All-Sector Equity Fund	94,923,840	2,524,215	11,651,300	--	488,964	6,600,633	92,886,352
Fidelity Series Canada Fund	--	19,881,011	34,850	--	39	523,086	20,369,286
Fidelity Series Commodity Strategy Fund	47,127,023	15,775,852	3,277,069	90,846	(536,985)	403,109	59,491,930
Fidelity Series Emerging Markets Debt Fund	21,226,584	1,130,275	1,145,879	650,780	6,001	468,976	21,685,957
Fidelity Series Emerging Markets Fund	236,992,530	6,209,991	57,242,002	--	7,340,733	27,720,732	221,021,984
Fidelity Series Floating Rate High Income Fund	7,128,727	360,461	477,448	160,676	(15,369)	(6,691)	6,989,680
Fidelity Series Government Money Market Fund 1.09%	139,740,928	23,156,837	9,096,456	668,011	--	--	153,801,309
Fidelity Series High Income Fund	43,229,749	2,387,902	2,864,694	1,189,184	(36,047)	661,906	43,378,816
Fidelity Series Inflation-Protected Bond Index Fund	23,930,887	652,701	1,527,826	13,395	(18,458)	66,615	23,103,919
Fidelity Series International Credit Fund	--	1,490,102	--	--	--	7,451	1,497,553
Fidelity Series International Growth Fund	197,802,750	5,469,727	27,145,489	--	5,382,836	20,711,342	202,221,166
Fidelity Series International Small Cap Fund	44,955,970	1,274,624	5,037,009	--	994,711	6,337,909	48,526,205
Fidelity Series International Value Fund	198,365,131	6,238,526	24,232,491	--	1,199,213	20,121,581	201,691,960
Fidelity Series Investment Grade Bond Fund	601,868,505	43,792,448	37,296,051	7,573,094	184,555	7,928,531	616,477,988
Fidelity Series Long-Term Treasury Bond Index Fund	541,162	55,960,498	818,091	222,490	(45,815)	(170,319)	55,467,435
Fidelity Series Real Estate Equity Fund	16,067,822	839,046	1,294,886	129,983	16,662	(115,380)	15,513,264
Fidelity Series Real Estate Income Fund	14,185,039	836,386	898,958	353,497	(43)	94,770	14,217,194
Fidelity Series Small Cap Opportunities Fund	81,447,702	7,923,709	6,911,016	150,734	853,903	(2,079,913)	81,234,385
Total	$2,900,405,870	$311,930,304	$396,034,636	$14,300,388	$42,269,180	$137,531,642	$2,996,102,360

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $2,481,375,551) — See accompanying schedule		$2,996,102,360
Cash		8
Receivable for investments sold		4,328,469
Receivable for fund shares sold		6,612,818
Total assets		3,007,043,655
Liabilities
Payable for investments purchased	$1,453
Payable for fund shares redeemed	10,940,681
Accrued management fee	1,639,708
Distribution and service plan fees payable	574,929
Total liabilities		13,156,771
Net Assets		$2,993,886,884
Net Assets consist of:
Paid in capital		$2,427,946,368
Undistributed net investment income		4,347,611
Accumulated undistributed net realized gain (loss) on investments		46,866,096
Net unrealized appreciation (depreciation) on investments		514,726,809
Net Assets		$2,993,886,884
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,496,421,543 ÷ 108,099,888 shares)		$13.84
Maximum offering price per share (100/94.25 of $13.84)		$14.68
Class M:
Net Asset Value and redemption price per share ($433,903,653 ÷ 31,305,935 shares)		$13.86
Maximum offering price per share (100/96.50 of $13.86)		$14.36
Class C:
Net Asset Value and offering price per share ($101,004,554 ÷ 7,412,110 shares)(a)		$13.63
Class I:
Net Asset Value, offering price and redemption price per share ($960,465,175 ÷ 68,730,550 shares)		$13.97
Class Z6:
Net Asset Value, offering price and redemption price per share ($2,091,959 ÷ 149,583 shares)		$13.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$14,300,388
Expenses
Management fee	$6,529,719
Distribution and service plan fees	3,455,773
Independent trustees' fees and expenses	5,359
Total expenses before reductions	9,990,851
Expense reductions	(1,905)	9,988,946
Net investment income (loss)		4,311,442
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	42,269,180
Capital gain distributions from underlying funds	12,663,784
Total net realized gain (loss)		54,932,964
Change in net unrealized appreciation (depreciation) on underlying funds		137,531,642
Net gain (loss)		192,464,606
Net increase (decrease) in net assets resulting from operations		$196,776,048

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,311,442	$42,192,800
Net realized gain (loss)	54,932,964	57,817,454
Change in net unrealized appreciation (depreciation)	137,531,642	230,075,430
Net increase (decrease) in net assets resulting from operations	196,776,048	330,085,684
Distributions to shareholders from net investment income	(4,303,944)	(41,339,479)
Distributions to shareholders from net realized gain	(41,424,345)	(87,305,041)
Total distributions	(45,728,289)	(128,644,520)
Share transactions - net increase (decrease)	(56,992,736)	(213,146,163)
Total increase (decrease) in net assets	94,055,023	(11,704,999)
Net Assets
Beginning of period	2,899,831,861	2,911,536,860
End of period	$2,993,886,884	$2,899,831,861
Other Information
Undistributed net investment income end of period	$4,347,611	$4,340,113

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2025 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.16	$12.29	$13.25	$13.33	$12.72	$11.91
Income from Investment Operations
Net investment income (loss)A	.02	.18	.19	.21	.16	.18
Net realized and unrealized gain (loss)	.87	1.24	(.54)	.60	1.26	.88
Total from investment operations	.89	1.42	(.35)	.81	1.42	1.06
Distributions from net investment income	(.02)	(.18)	(.20)	(.22)	(.16)	(.18)
Distributions from net realized gain	(.19)	(.37)	(.42)	(.67)	(.66)	(.07)
Total distributions	(.21)	(.55)	(.61)B	(.89)	(.81)C	(.25)
Net asset value, end of period	$13.84	$13.16	$12.29	$13.25	$13.33	$12.72
Total ReturnD,E,F	6.82%	12.00%	(2.72)%	6.26%	11.54%	9.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.69%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.69%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.69%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.28%I	1.43%	1.53%	1.55%	1.25%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$1,496,422	$1,503,384	$1,543,665	$1,853,121	$1,907,797	$1,806,028
Portfolio turnover rateH	21%I	20%	24%	23%	41%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.419 per share.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.18	$12.31	$13.27	$13.35	$12.74	$11.93
Income from Investment Operations
Net investment income (loss)A	–B	.15	.16	.17	.13	.15
Net realized and unrealized gain (loss)	.88	1.24	(.54)	.61	1.26	.88
Total from investment operations	.88	1.39	(.38)	.78	1.39	1.03
Distributions from net investment income	(.01)	(.15)	(.16)	(.19)	(.13)	(.15)
Distributions from net realized gain	(.19)	(.37)	(.42)	(.67)	(.66)	(.07)
Total distributions	(.20)	(.52)	(.58)	(.86)	(.78)C	(.22)
Net asset value, end of period	$13.86	$13.18	$12.31	$13.27	$13.35	$12.74
Total ReturnD,E,F	6.74%	11.70%	(2.95)%	6.00%	11.27%	8.74%
Ratios to Average Net AssetsG,H
Expenses before reductions	.94%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.94%I	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.94%I	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.03%I	1.18%	1.28%	1.30%	1.00%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$433,904	$418,713	$399,088	$405,224	$387,919	$324,352
Portfolio turnover rateH	21%I	20%	24%	23%	41%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.98	$12.14	$13.09	$13.19	$12.60	$11.80
Income from Investment Operations
Net investment income (loss)A	(.03)	.08	.10	.11	.06	.09
Net realized and unrealized gain (loss)	.86	1.23	(.53)	.59	1.25	.87
Total from investment operations	.83	1.31	(.43)	.70	1.31	.96
Distributions from net investment income	–	(.10)	(.11)	(.12)	(.07)	(.10)
Distributions from net realized gain	(.18)	(.37)	(.41)	(.67)	(.65)	(.07)
Total distributions	(.18)	(.47)	(.52)	(.80)B	(.72)	(.16)C
Net asset value, end of period	$13.63	$12.98	$12.14	$13.09	$13.19	$12.60
Total ReturnD,E,F	6.48%	11.13%	(3.40)%	5.42%	10.71%	8.23%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.44%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.44%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.44%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.47)%I	.68%	.78%	.80%	.50%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$101,005	$97,994	$91,941	$94,878	$89,402	$74,415
Portfolio turnover rateH	21%I	20%	24%	23%	41%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.672 per share.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.27	$12.39	$13.35	$13.43	$12.81	$11.99
Income from Investment Operations
Net investment income (loss)A	.04	.21	.23	.24	.19	.22
Net realized and unrealized gain (loss)	.88	1.26	(.54)	.60	1.28	.88
Total from investment operations	.92	1.47	(.31)	.84	1.47	1.10
Distributions from net investment income	(.03)	(.21)	(.23)	(.25)	(.19)	(.21)
Distributions from net realized gain	(.19)	(.37)	(.42)	(.67)	(.66)	(.07)
Total distributions	(.22)	(.59)B	(.65)	(.92)	(.85)	(.28)
Net asset value, end of period	$13.97	$13.27	$12.39	$13.35	$13.43	$12.81
Total ReturnC,D	6.98%	12.26%	(2.44)%	6.48%	11.81%	9.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.44%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.44%G	-%	-%	-%	-%	-%
Net investment income (loss)	.53%G	1.68%	1.78%	1.80%	1.50%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$960,465	$879,740	$870,772	$838,616	$846,372	$686,540
Portfolio turnover rateF	21%G	20%	24%	23%	41%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.373 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.53
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	.34
Total from investment operations	.46
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$13.99
Total ReturnC,D	3.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G
Expenses net of fee waivers, if any	.45%G
Expenses net of all reductions	.45%G
Net investment income (loss)	2.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,092
Portfolio turnover rateE	21%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	12.9	12.1
Fidelity Advisor Series Growth & Income Fund	10.1	7.1
Fidelity Series Emerging Markets Fund	8.3	9.1
Fidelity Series International Value Fund	8.2	8.3
Fidelity Series International Growth Fund	7.9	8.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6.5	6.8
Fidelity Advisor Series Equity Value Fund	6.4	10.2
Fidelity Advisor Series Equity Growth Fund	5.5	5.7
Fidelity Advisor Series Opportunistic Insights Fund	5.0	5.3
Fidelity Series All-Sector Equity Fund	3.8	4.0
	74.6	76.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.3%
International Equity Funds	27.1%
Bond Funds	18.6%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	55.5%
International Equity Funds	27.6%
Bond Funds	15.9%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2030 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	11,007,513	$160,489,546
Fidelity Advisor Series Equity Value Fund (a)	13,882,719	186,167,257
Fidelity Advisor Series Growth & Income Fund (a)	19,777,585	296,268,226
Fidelity Advisor Series Growth Opportunities Fund (a)	7,874,916	103,397,641
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,947,043	147,258,714
Fidelity Advisor Series Small Cap Fund (a)	6,537,402	80,410,049
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	14,207,575	191,376,029
Fidelity Series 100 Index Fund (a)	4,971,657	82,380,362
Fidelity Series 1000 Value Index Fund (a)	2,531,073	31,790,271
Fidelity Series All-Sector Equity Fund (a)	8,284,374	110,762,078
Fidelity Series Commodity Strategy Fund (a)	10,434,399	54,571,907
Fidelity Series Real Estate Equity Fund (a)	1,434,014	18,513,124
Fidelity Series Small Cap Opportunities Fund (a)	6,930,291	96,885,470
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,182,160,319)		1,560,270,674

International Equity Funds - 27.1%
Fidelity Series Canada Fund (a)	2,223,658	23,659,719
Fidelity Series Emerging Markets Fund (a)	11,841,438	243,933,622
Fidelity Series International Growth Fund (a)	14,561,350	231,379,850
Fidelity Series International Small Cap Fund (a)	3,147,973	56,380,201
Fidelity Series International Value Fund (a)	22,122,373	238,257,954
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $595,083,234)		793,611,346

Bond Funds - 18.6%
Fidelity Series Emerging Markets Debt Fund (a)	1,983,319	20,745,520
Fidelity Series Floating Rate High Income Fund (a)	706,350	6,703,259
Fidelity Series High Income Fund (a)	4,369,838	42,605,919
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,467,768	24,406,227
Fidelity Series International Credit Fund (a)	146,100	1,468,301
Fidelity Series Investment Grade Bond Fund (a)	33,289,613	376,505,524
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,439,737	56,605,289
Fidelity Series Real Estate Income Fund (a)	1,223,801	13,669,852
TOTAL BOND FUNDS
(Cost $536,824,247)		542,709,891

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	668,725	6,687,250
Fidelity Series Government Money Market Fund 1.09% (a)(b)	24,054,503	24,054,503
TOTAL SHORT-TERM FUNDS
(Cost $30,727,764)		30,741,753
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,344,795,564)		2,927,333,664
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,264,794)
NET ASSETS - 100%		$2,925,068,870

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$162,260,993	$4,544,918	$29,593,120	$--	$6,862,997	$16,413,758	$160,489,546
Fidelity Advisor Series Equity Value Fund	287,560,469	8,895,041	114,904,534(a)	2,370,743	8,491,094	(3,874,813)	186,167,257
Fidelity Advisor Series Growth & Income Fund	199,402,635	108,118,537(a)	18,755,428	909,231	309,198	7,193,284	296,268,226
Fidelity Advisor Series Growth Opportunities Fund	106,995,666	2,977,951	20,117,021	--	3,488,835	10,052,210	103,397,641
Fidelity Advisor Series Opportunistic Insights Fund	150,855,127	4,225,580	26,673,625	--	5,416,239	13,435,393	147,258,714
Fidelity Advisor Series Short-Term Credit Fund	6,975,659	285,077	587,646	54,696	960	13,200	6,687,250
Fidelity Advisor Series Small Cap Fund	80,012,023	2,392,331	8,171,410	--	830,755	5,346,350	80,410,049
Fidelity Advisor Series Stock Selector Large Cap Value Fund	190,903,298	6,626,761	13,907,090	--	652,761	7,100,299	191,376,029
Fidelity Series 100 Index Fund	83,215,061	2,308,908	9,146,282	--	1,800,386	4,202,289	82,380,362
Fidelity Series 1000 Value Index Fund	32,100,022	907,066	2,609,584	--	269,829	1,122,938	31,790,271
Fidelity Series All-Sector Equity Fund	112,891,828	3,127,320	13,722,980	--	586,007	7,879,903	110,762,078
Fidelity Series Canada Fund	--	22,961,566	45,297	--	20	743,430	23,659,719
Fidelity Series Commodity Strategy Fund	44,717,598	13,744,357	3,732,516	83,354	9,458	(166,990)	54,571,907
Fidelity Series Emerging Markets Debt Fund	20,427,254	1,119,116	1,259,250	625,777	10,189	448,211	20,745,520
Fidelity Series Emerging Markets Fund	258,234,751	7,137,605	59,998,008	--	8,116,298	30,442,976	243,933,622
Fidelity Series Floating Rate High Income Fund	6,888,450	360,802	524,686	155,105	(16,505)	(4,802)	6,703,259
Fidelity Series Government Money Market Fund 1.09%	21,881,352	3,798,894	1,625,743	106,397	--	--	24,054,503
Fidelity Series High Income Fund	42,727,356	2,408,987	3,148,121	1,174,796	(45,450)	663,147	42,605,919
Fidelity Series Inflation-Protected Bond Index Fund	25,360,275	672,428	1,678,984	14,206	(18,639)	71,147	24,406,227
Fidelity Series International Credit Fund	--	1,460,996	--	--	--	7,305	1,468,301
Fidelity Series International Growth Fund	232,884,065	6,699,159	38,810,944	--	7,487,745	23,119,825	231,379,850
Fidelity Series International Small Cap Fund	53,210,745	1,564,086	7,027,135	--	909,565	7,722,940	56,380,201
Fidelity Series International Value Fund	233,497,432	6,774,029	27,020,698	--	884,995	24,122,196	238,257,954
Fidelity Series Investment Grade Bond Fund	340,730,927	55,844,028	24,783,973	4,499,573	(70,961)	4,785,503	376,505,524
Fidelity Series Long-Term Treasury Bond Index Fund	254,284	57,588,713	979,914	220,714	(30,383)	(227,411)	56,605,289
Fidelity Series Real Estate Equity Fund	19,129,170	1,027,731	1,528,062	155,076	20,940	(136,655)	18,513,124
Fidelity Series Real Estate Income Fund	13,733,149	831,017	987,619	341,059	19,267	74,038	13,669,852
Fidelity Series Small Cap Opportunities Fund	96,962,467	9,664,753	8,286,298	179,816	705,223	(2,160,675)	96,885,470
Total	$2,823,812,056	$338,067,757	$439,625,968	$10,890,543	$46,690,823	$158,388,996	$2,927,333,664

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $2,344,795,564) — See accompanying schedule		$2,927,333,664
Receivable for investments sold		5,493,355
Receivable for fund shares sold		4,446,682
Total assets		2,937,273,701
Liabilities
Payable for investments purchased	$1,479
Payable for fund shares redeemed	9,938,301
Accrued management fee	1,702,758
Distribution and service plan fees payable	562,293
Total liabilities		12,204,831
Net Assets		$2,925,068,870
Net Assets consist of:
Paid in capital		$2,291,133,953
Undistributed net investment income		715,979
Accumulated undistributed net realized gain (loss) on investments		50,680,838
Net unrealized appreciation (depreciation) on investments		582,538,100
Net Assets		$2,925,068,870
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,421,324,664 ÷ 94,818,339 shares)		$14.99
Maximum offering price per share (100/94.25 of $14.99)		$15.90
Class M:
Net Asset Value and redemption price per share ($452,191,365 ÷ 30,317,550 shares)		$14.92
Maximum offering price per share (100/96.50 of $14.92)		$15.46
Class C:
Net Asset Value and offering price per share ($97,147,324 ÷ 6,594,122 shares)(a)		$14.73
Class I:
Net Asset Value, offering price and redemption price per share ($951,758,140 ÷ 63,075,998 shares)		$15.09
Class Z6:
Net Asset Value, offering price and redemption price per share ($2,647,377 ÷ 175,333 shares)		$15.10

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$10,890,543
Expenses
Management fee	$6,795,331
Distribution and service plan fees	3,376,647
Independent trustees' fees and expenses	5,236
Total expenses before reductions	10,177,214
Expense reductions	(1,856)	10,175,358
Net investment income (loss)		715,185
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	46,690,823
Capital gain distributions from underlying funds	15,146,307
Total net realized gain (loss)		61,837,130
Change in net unrealized appreciation (depreciation) on underlying funds		158,388,996
Net gain (loss)		220,226,126
Net increase (decrease) in net assets resulting from operations		$220,941,311

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$715,185	$38,114,325
Net realized gain (loss)	61,837,130	60,766,692
Change in net unrealized appreciation (depreciation)	158,388,996	270,994,211
Net increase (decrease) in net assets resulting from operations	220,941,311	369,875,228
Distributions to shareholders from net investment income	(2,044,157)	(37,142,497)
Distributions to shareholders from net realized gain	(46,653,514)	(94,852,736)
Total distributions	(48,697,671)	(131,995,233)
Share transactions - net increase (decrease)	(70,429,490)	(203,746,816)
Total increase (decrease) in net assets	101,814,150	34,133,179
Net Assets
Beginning of period	2,823,254,720	2,789,121,541
End of period	$2,925,068,870	$2,823,254,720
Other Information
Undistributed net investment income end of period	$715,979	$2,044,951

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2030 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.12	$12.99	$14.13	$14.15	$13.36	$12.48
Income from Investment Operations
Net investment income (loss)A	–B	.18	.19	.20	.17	.20
Net realized and unrealized gain (loss)	1.11	1.57	(.64)	.70	1.47	.94
Total from investment operations	1.11	1.75	(.45)	.90	1.64	1.14
Distributions from net investment income	(.01)	(.18)	(.19)	(.21)	(.18)	(.20)
Distributions from net realized gain	(.23)	(.44)	(.50)	(.71)	(.67)	(.06)
Total distributions	(.24)	(.62)	(.69)	(.92)	(.85)	(.26)
Net asset value, end of period	$14.99	$14.12	$12.99	$14.13	$14.15	$13.36
Total ReturnC,D,E	7.97%	14.02%	(3.36)%	6.54%	12.60%	9.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.72%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.72%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.04%H	1.34%	1.39%	1.42%	1.24%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$1,421,325	$1,414,388	$1,409,909	$1,704,036	$1,777,132	$1,747,549
Portfolio turnover rateF	23%H	18%	22%	24%	53%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.06	$12.94	$14.09	$14.10	$13.32	$12.44
Income from Investment Operations
Net investment income (loss)A	(.02)	.15	.15	.17	.14	.17
Net realized and unrealized gain (loss)	1.12	1.56	(.64)	.71	1.46	.94
Total from investment operations	1.10	1.71	(.49)	.88	1.60	1.11
Distributions from net investment income	–B	(.15)	(.16)	(.18)	(.15)	(.17)
Distributions from net realized gain	(.23)	(.44)	(.50)	(.71)	(.67)	(.06)
Total distributions	(.24)C	(.59)	(.66)	(.89)	(.82)	(.23)
Net asset value, end of period	$14.92	$14.06	$12.94	$14.09	$14.10	$13.32
Total ReturnD,E,F	7.88%	13.74%	(3.67)%	6.37%	12.29%	9.02%
Ratios to Average Net AssetsG,H
Expenses before reductions	.97%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.97%I	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.97%I	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.22)%I	1.09%	1.14%	1.17%	.99%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$452,191	$442,505	$423,312	$453,137	$453,944	$387,102
Portfolio turnover rateG	23%I	18%	22%	24%	53%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.234 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.92	$12.83	$13.97	$14.00	$13.23	$12.37
Income from Investment Operations
Net investment income (loss)A	(.05)	.08	.08	.09	.07	.10
Net realized and unrealized gain (loss)	1.09	1.55	(.63)	.70	1.45	.93
Total from investment operations	1.04	1.63	(.55)	.79	1.52	1.03
Distributions from net investment income	–	(.10)	(.11)	(.12)	(.09)	(.11)
Distributions from net realized gain	(.23)	(.44)	(.48)	(.70)	(.66)	(.06)
Total distributions	(.23)	(.54)	(.59)	(.82)	(.75)	(.17)
Net asset value, end of period	$14.73	$13.92	$12.83	$13.97	$14.00	$13.23
Total ReturnB,C,D	7.52%	13.21%	(4.10)%	5.76%	11.77%	8.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.47%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.47%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.47%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.72)%G	.59%	.64%	.67%	.49%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$97,147	$94,517	$87,691	$91,154	$87,867	$75,384
Portfolio turnover rateE	23%G	18%	22%	24%	53%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.21	$13.06	$14.21	$14.22	$13.42	$12.54
Income from Investment Operations
Net investment income (loss)A	.02	.21	.22	.24	.20	.23
Net realized and unrealized gain (loss)	1.11	1.59	(.65)	.71	1.48	.94
Total from investment operations	1.13	1.80	(.43)	.95	1.68	1.17
Distributions from net investment income	(.02)	(.21)	(.23)	(.25)	(.21)	(.23)
Distributions from net realized gain	(.23)	(.44)	(.50)	(.71)	(.67)	(.06)
Total distributions	(.25)	(.65)	(.72)B	(.96)	(.88)	(.29)
Net asset value, end of period	$15.09	$14.21	$13.06	$14.21	$14.22	$13.42
Total ReturnC,D	8.06%	14.38%	(3.16)%	6.85%	12.89%	9.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.47%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.47%G	-%	-%	-%	-%	-%
Net investment income (loss)	.28%G	1.59%	1.64%	1.67%	1.49%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$951,758	$871,845	$861,408	$919,561	$897,398	$716,715
Portfolio turnover rateE	23%G	18%	22%	24%	53%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.72 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.499 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.53
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	.45
Total from investment operations	.57
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$15.10
Total ReturnC,D	3.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G
Expenses net of fee waivers, if any	.47%G
Expenses net of all reductions	.47%G
Net investment income (loss)	2.67%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,647
Portfolio turnover rateE	23%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Growth & Income Fund	11.7	8.1
Fidelity Series Emerging Markets Fund	9.3	10.0
Fidelity Series International Growth Fund	9.1	9.4
Fidelity Series International Value Fund	9.1	9.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5	7.7
Fidelity Advisor Series Equity Value Fund	7.3	11.6
Fidelity Advisor Series Equity Growth Fund	6.3	6.6
Fidelity Advisor Series Opportunistic Insights Fund	5.8	6.1
Fidelity Series All-Sector Equity Fund	4.4	4.5
Fidelity Advisor Series Growth Opportunities Fund	4.1	4.3
	74.6	77.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.2%
International Equity Funds	30.6%
Bond Funds	7.2%
Short-Term Funds	1.1%
Net Other Assets (Liabilities) *	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.1%
International Equity Funds	30.9%
Bond Funds	5.0%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2035 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	10,052,873	$146,570,888
Fidelity Advisor Series Equity Value Fund (a)	12,680,052	170,039,493
Fidelity Advisor Series Growth & Income Fund (a)	18,069,834	270,686,119
Fidelity Advisor Series Growth Opportunities Fund (a)	7,191,087	94,418,974
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,258,042	134,491,512
Fidelity Advisor Series Small Cap Fund (a)	5,974,369	73,484,742
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	12,979,601	174,835,224
Fidelity Series 100 Index Fund (a)	4,539,233	75,215,096
Fidelity Series 1000 Value Index Fund (a)	2,303,845	28,936,289
Fidelity Series All-Sector Equity Fund (a)	7,565,297	101,148,020
Fidelity Series Commodity Strategy Fund (a)	8,486,486	44,384,322
Fidelity Series Real Estate Equity Fund (a)	1,301,839	16,806,737
Fidelity Series Small Cap Opportunities Fund (a)	6,332,368	88,526,504
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,084,823,636)		1,419,543,920

International Equity Funds - 30.6%
Fidelity Series Canada Fund (a)	2,005,012	21,333,325
Fidelity Series Emerging Markets Fund (a)	10,452,563	215,322,804
Fidelity Series International Growth Fund (a)	13,338,545	211,949,484
Fidelity Series International Small Cap Fund (a)	2,837,090	50,812,286
Fidelity Series International Value Fund (a)	19,610,364	211,203,624
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $537,931,625)		710,621,523

Bond Funds - 7.2%
Fidelity Series Emerging Markets Debt Fund (a)	1,535,886	16,065,368
Fidelity Series Floating Rate High Income Fund (a)	550,066	5,220,122
Fidelity Series High Income Fund (a)	3,407,939	33,227,409
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,909,402	18,883,981
Fidelity Series International Credit Fund (a)	115,326	1,159,022
Fidelity Series Investment Grade Bond Fund (a)	3,389,739	38,337,953
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,813,850	42,313,741
Fidelity Series Real Estate Income Fund (a)	957,050	10,690,243
TOTAL BOND FUNDS
(Cost $163,834,455)		165,897,839

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	532,494	5,324,937
Fidelity Series Government Money Market Fund 1.09% (a)(b)	19,137,450	19,137,450
TOTAL SHORT-TERM FUNDS
(Cost $24,451,208)		24,462,387
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,811,040,924)		2,320,525,669
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,862,354)
NET ASSETS - 100%		$2,318,663,315

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$144,428,250	$4,438,549	$23,256,147	$--	$5,171,419	$15,788,817	$146,570,888
Fidelity Advisor Series Equity Value Fund	256,602,186	8,487,293	99,287,786(a)	2,139,755	6,507,765	(2,269,965)	170,039,493
Fidelity Advisor Series Growth & Income Fund	178,291,677	101,362,566(a)	15,733,514	818,511	(28,625)	6,794,015	270,686,119
Fidelity Advisor Series Growth Opportunities Fund	95,127,138	2,910,572	15,808,930	--	2,615,857	9,574,337	94,418,974
Fidelity Advisor Series Opportunistic Insights Fund	134,253,941	4,129,227	20,845,144	--	3,453,137	13,500,351	134,491,512
Fidelity Advisor Series Short-Term Credit Fund	5,502,922	238,094	427,204	43,340	624	10,501	5,324,937
Fidelity Advisor Series Small Cap Fund	71,314,504	2,184,232	5,617,712	--	445,299	5,158,419	73,484,742
Fidelity Advisor Series Stock Selector Large Cap Value Fund	170,320,861	9,118,695	11,621,606	--	83,667	6,933,607	174,835,224
Fidelity Series 100 Index Fund	73,936,519	2,255,153	6,400,738	--	1,033,568	4,390,594	75,215,096
Fidelity Series 1000 Value Index Fund	28,635,554	972,775	1,931,420	--	108,733	1,150,647	28,936,289
Fidelity Series All-Sector Equity Fund	100,245,505	3,053,907	9,775,844	--	411,886	7,212,566	101,148,020
Fidelity Series Canada Fund	--	20,638,187	44,361	--	26	739,473	21,333,325
Fidelity Series Commodity Strategy Fund	34,645,169	12,506,125	2,685,207	67,820	(312,953)	231,188	44,384,322
Fidelity Series Emerging Markets Debt Fund	15,727,504	900,379	915,446	483,052	3,535	349,396	16,065,368
Fidelity Series Emerging Markets Fund	219,674,149	6,426,402	43,691,921	--	5,027,123	27,887,051	215,322,804
Fidelity Series Floating Rate High Income Fund	5,323,980	294,172	381,434	120,280	(8,166)	(8,430)	5,220,122
Fidelity Series Government Money Market Fund 1.09%	17,248,589	3,067,907	1,179,046	84,057	--	--	19,137,450
Fidelity Series High Income Fund	33,080,898	1,955,779	2,288,611	912,421	(30,092)	509,435	33,227,409
Fidelity Series Inflation-Protected Bond Index Fund	19,497,504	567,408	1,220,576	10,966	(10,450)	50,095	18,883,981
Fidelity Series International Credit Fund	--	1,153,256	--	--	--	5,766	1,159,022
Fidelity Series International Growth Fund	206,512,126	6,512,040	28,314,199	--	3,600,839	23,638,678	211,949,484
Fidelity Series International Small Cap Fund	47,185,097	1,517,445	5,587,397	--	559,576	7,137,565	50,812,286
Fidelity Series International Value Fund	207,054,156	7,768,011	25,869,846	--	584,990	21,666,313	211,203,624
Fidelity Series Investment Grade Bond Fund	26,538,767	13,753,002	2,353,557	418,887	5,011	394,730	38,337,953
Fidelity Series Long-Term Treasury Bond Index Fund	10,602	43,200,138	715,753	173,077	(1,832)	(179,414)	42,313,741
Fidelity Series Real Estate Equity Fund	17,063,755	1,000,861	1,146,563	139,902	6,611	(117,927)	16,806,737
Fidelity Series Real Estate Income Fund	10,663,041	673,501	717,894	266,066	92	71,503	10,690,243
Fidelity Series Small Cap Opportunities Fund	86,495,781	9,178,346	5,819,596	164,366	103,538	(1,431,565)	88,526,504
Total	$2,205,380,175	$270,264,022	$333,637,452	$5,842,500	$29,331,178	$149,187,746	$2,320,525,669

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $1,811,040,924) — See accompanying schedule		$2,320,525,669
Cash		9
Receivable for investments sold		4,582,236
Receivable for fund shares sold		5,596,467
Total assets		2,330,704,381
Liabilities
Payable for investments purchased	$19,101
Payable for fund shares redeemed	10,159,555
Accrued management fee	1,429,883
Distribution and service plan fees payable	432,527
Total liabilities		12,041,066
Net Assets		$2,318,663,315
Net Assets consist of:
Paid in capital		$1,775,325,119
Accumulated net investment loss		(2,431,219)
Accumulated undistributed net realized gain (loss) on investments		36,284,670
Net unrealized appreciation (depreciation) on investments		509,484,745
Net Assets		$2,318,663,315
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,124,006,140 ÷ 77,215,082 shares)		$14.56
Maximum offering price per share (100/94.25 of $14.56)		$15.45
Class M:
Net Asset Value and redemption price per share ($352,164,610 ÷ 24,397,073 shares)		$14.43
Maximum offering price per share (100/96.50 of $14.43)		$14.95
Class C:
Net Asset Value and offering price per share ($65,050,117 ÷ 4,583,915 shares)(a)		$14.19
Class I:
Net Asset Value, offering price and redemption price per share ($776,159,200 ÷ 52,915,407 shares)		$14.67
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,283,248 ÷ 87,399 shares)		$14.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,842,500
Expenses
Management fee	$5,684,097
Distribution and service plan fees	2,586,965
Independent trustees' fees and expenses	4,105
Total expenses before reductions	8,275,167
Expense reductions	(1,448)	8,273,719
Net investment income (loss)		(2,431,219)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	29,331,178
Capital gain distributions from underlying funds	13,800,626
Total net realized gain (loss)		43,131,804
Change in net unrealized appreciation (depreciation) on underlying funds		149,187,746
Net gain (loss)		192,319,550
Net increase (decrease) in net assets resulting from operations		$189,888,331

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,431,219)	$26,987,601
Net realized gain (loss)	43,131,804	44,125,571
Change in net unrealized appreciation (depreciation)	149,187,746	242,801,866
Net increase (decrease) in net assets resulting from operations	189,888,331	313,915,038
Distributions to shareholders from net investment income	–	(26,994,343)
Distributions to shareholders from net realized gain	(37,210,060)	(75,983,090)
Total distributions	(37,210,060)	(102,977,433)
Share transactions - net increase (decrease)	(38,970,876)	(144,664,464)
Total increase (decrease) in net assets	113,707,395	66,273,141
Net Assets
Beginning of period	2,204,955,920	2,138,682,779
End of period	$2,318,663,315	$2,204,955,920
Other Information
Accumulated net investment loss end of period	$(2,431,219)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2035 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.61	$12.37	$13.51	$13.54	$12.74	$11.80
Income from Investment Operations
Net investment income (loss)A	(.02)	.16	.16	.19	.15	.18
Net realized and unrealized gain (loss)	1.20	1.68	(.66)	.71	1.59	.97
Total from investment operations	1.18	1.84	(.50)	.90	1.74	1.15
Distributions from net investment income	–	(.16)	(.17)	(.19)	(.15)	(.18)
Distributions from net realized gain	(.23)	(.44)	(.47)	(.73)	(.79)	(.04)
Total distributions	(.23)	(.60)	(.64)	(.93)B	(.94)	(.21)C
Net asset value, end of period	$14.56	$13.61	$12.37	$13.51	$13.54	$12.74
Total ReturnD,E,F	8.76%	15.51%	(3.92)%	6.81%	14.15%	9.89%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.75%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.75%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.23)%I	1.22%	1.28%	1.36%	1.13%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$1,124,006	$1,117,175	$1,094,459	$1,313,452	$1,348,500	$1,258,797
Portfolio turnover rateH	24%I	18%	22%	25%	48%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.93 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.733 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$12.29	$13.42	$13.46	$12.68	$11.74
Income from Investment Operations
Net investment income (loss)A	(.03)	.12	.13	.15	.11	.15
Net realized and unrealized gain (loss)	1.17	1.68	(.65)	.71	1.58	.97
Total from investment operations	1.14	1.80	(.52)	.86	1.69	1.12
Distributions from net investment income	–	(.14)	(.14)	(.16)	(.12)	(.15)
Distributions from net realized gain	(.22)	(.44)	(.46)	(.73)	(.79)	(.04)
Total distributions	(.22)	(.58)	(.61)B	(.90)C	(.91)	(.18)D
Net asset value, end of period	$14.43	$13.51	$12.29	$13.42	$13.46	$12.68
Total ReturnE,F,G	8.53%	15.24%	(4.08)%	6.52%	13.81%	9.69%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.00%J	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.00%J	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.00%J	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.49)%J	.97%	1.03%	1.11%	.88%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$352,165	$336,939	$299,952	$303,711	$276,113	$216,701
Portfolio turnover rateI	24%J	18%	22%	25%	48%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.464 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.733 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.32	$12.14	$13.27	$13.32	$12.56	$11.65
Income from Investment Operations
Net investment income (loss)A	(.07)	.06	.07	.08	.05	.09
Net realized and unrealized gain (loss)	1.16	1.65	(.65)	.70	1.56	.95
Total from investment operations	1.09	1.71	(.58)	.78	1.61	1.04
Distributions from net investment income	–	(.09)	(.10)	(.11)	(.07)	(.10)
Distributions from net realized gain	(.22)	(.44)	(.45)	(.72)	(.78)	(.04)
Total distributions	(.22)	(.53)	(.55)	(.83)	(.85)	(.13)B
Net asset value, end of period	$14.19	$13.32	$12.14	$13.27	$13.32	$12.56
Total ReturnC,D,E	8.27%	14.69%	(4.58)%	6.01%	13.27%	9.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.50%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.50%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.50%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.99)%H	.47%	.53%	.61%	.38%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$65,050	$61,581	$54,813	$56,318	$51,931	$43,447
Portfolio turnover rateG	24%H	18%	22%	25%	48%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.71	$12.45	$13.59	$13.61	$12.80	$11.86
Income from Investment Operations
Net investment income (loss)A	–B	.19	.20	.22	.18	.21
Net realized and unrealized gain (loss)	1.20	1.70	(.67)	.72	1.60	.97
Total from investment operations	1.20	1.89	(.47)	.94	1.78	1.18
Distributions from net investment income	–	(.19)	(.20)	(.23)	(.18)	(.20)
Distributions from net realized gain	(.24)	(.44)	(.47)	(.73)	(.79)	(.04)
Total distributions	(.24)	(.63)	(.67)	(.96)	(.97)	(.24)
Net asset value, end of period	$14.67	$13.71	$12.45	$13.59	$13.61	$12.80
Total ReturnC,D	8.84%	15.79%	(3.63)%	7.11%	14.44%	10.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.50%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.50%G	-%	-%	-%	-%	-%
Net investment income (loss)	.01%G	1.47%	1.53%	1.61%	1.38%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$776,159	$689,261	$684,976	$710,667	$695,092	$547,049
Portfolio turnover rateF	24%G	18%	22%	25%	48%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.07
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.48
Total from investment operations	.61
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$14.68
Total ReturnC,D	4.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	2.80%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,283
Portfolio turnover rateE	24%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Growth & Income Fund	11.8	8.1
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.4	9.5
Fidelity Series International Growth Fund	9.1	9.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Advisor Series Equity Value Fund	7.4	11.7
Fidelity Advisor Series Equity Growth Fund	6.4	6.6
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.1
Fidelity Series All-Sector Equity Fund	4.4	4.6
Fidelity Advisor Series Growth Opportunities Fund	4.1	4.3
	75.7	78.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.1%
International Equity Funds	31.1%
Bond Funds	5.8%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.6%
International Equity Funds	31.1%
Bond Funds	4.3%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2040 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	9,270,224	$135,159,863
Fidelity Advisor Series Equity Value Fund (a)	11,689,916	156,761,768
Fidelity Advisor Series Growth & Income Fund (a)	16,664,796	249,638,644
Fidelity Advisor Series Growth Opportunities Fund (a)	6,629,359	87,043,490
Fidelity Advisor Series Opportunistic Insights Fund (a)	6,692,370	124,009,617
Fidelity Advisor Series Small Cap Fund (a)	5,509,316	67,764,589
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	11,969,808	161,233,308
Fidelity Series 100 Index Fund (a)	4,184,107	69,330,654
Fidelity Series 1000 Value Index Fund (a)	2,122,316	26,656,285
Fidelity Series All-Sector Equity Fund (a)	6,974,655	93,251,137
Fidelity Series Commodity Strategy Fund (a)	7,859,868	41,107,111
Fidelity Series Real Estate Equity Fund (a)	1,198,319	15,470,301
Fidelity Series Small Cap Opportunities Fund (a)	5,840,532	81,650,631
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,001,184,492)		1,309,077,398

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	1,847,607	19,658,535
Fidelity Series Emerging Markets Fund (a)	9,740,209	200,648,310
Fidelity Series International Growth Fund (a)	12,118,228	192,558,647
Fidelity Series International Small Cap Fund (a)	2,612,721	46,793,839
Fidelity Series International Value Fund (a)	18,274,709	196,818,621
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $494,283,162)		656,477,952

Bond Funds - 5.8%
Fidelity Series Emerging Markets Debt Fund (a)	1,397,467	14,617,502
Fidelity Series Floating Rate High Income Fund (a)	499,225	4,737,643
Fidelity Series High Income Fund (a)	3,119,473	30,414,857
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,745,700	17,264,974
Fidelity Series International Credit Fund (a)	105,033	1,055,577
Fidelity Series Investment Grade Bond Fund (a)	884,081	9,998,955
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,862,666	33,952,839
Fidelity Series Real Estate Income Fund (a)	870,169	9,719,784
TOTAL BOND FUNDS
(Cost $120,618,463)		121,762,131

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	493,345	4,933,449
Fidelity Series Government Money Market Fund 1.09% (a)(b)	17,152,793	17,152,793
TOTAL SHORT-TERM FUNDS
(Cost $22,075,921)		22,086,242
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,638,162,038)		2,109,403,723
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,710,144)
NET ASSETS - 100%		$2,107,693,579

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$133,478,332	$3,869,505	$21,558,617	$--	$4,909,650	$14,460,993	$135,159,863
Fidelity Advisor Series Equity Value Fund	237,148,200	7,375,740	91,666,225(a)	1,981,276	6,369,258	(2,465,205)	156,761,768
Fidelity Advisor Series Growth & Income Fund	164,302,713	95,341,042(a)	16,172,144	753,414	32,586	6,134,447	249,638,644
Fidelity Advisor Series Growth Opportunities Fund	87,924,291	2,526,854	14,673,889	--	2,473,001	8,793,233	87,043,490
Fidelity Advisor Series Opportunistic Insights Fund	124,077,560	3,598,659	19,330,951	--	2,974,521	12,689,828	124,009,617
Fidelity Advisor Series Short-Term Credit Fund	5,143,136	212,706	432,856	40,323	748	9,715	4,933,449
Fidelity Advisor Series Small Cap Fund	65,935,430	1,932,869	5,271,318	--	403,482	4,764,126	67,764,589
Fidelity Advisor Series Stock Selector Large Cap Value Fund	157,424,474	9,222,244	11,864,660	--	161,431	6,289,819	161,233,308
Fidelity Series 100 Index Fund	68,211,706	2,013,988	5,903,262	--	1,005,092	4,003,130	69,330,654
Fidelity Series 1000 Value Index Fund	26,459,062	1,016,773	1,976,227	--	109,844	1,046,833	26,656,285
Fidelity Series All-Sector Equity Fund	92,541,193	2,691,632	9,021,774	--	507,966	6,532,120	93,251,137
Fidelity Series Canada Fund	--	19,006,895	23,646	--	33	675,253	19,658,535
Fidelity Series Commodity Strategy Fund	31,835,227	12,129,184	2,793,193	62,730	(468,183)	404,076	41,107,111
Fidelity Series Emerging Markets Debt Fund	14,411,820	810,579	927,561	441,211	6,979	315,685	14,617,502
Fidelity Series Emerging Markets Fund	202,031,324	5,972,402	37,585,228	--	4,276,852	25,952,960	200,648,310
Fidelity Series Floating Rate High Income Fund	4,875,701	263,604	386,482	109,703	(10,775)	(4,405)	4,737,643
Fidelity Series Government Money Market Fund 1.09%	16,126,078	2,261,163	1,234,448	76,437	--	--	17,152,793
Fidelity Series High Income Fund	30,531,642	1,762,429	2,318,898	838,984	(35,683)	475,367	30,414,857
Fidelity Series Inflation-Protected Bond Index Fund	17,962,427	502,536	1,236,721	10,057	(13,398)	50,130	17,264,974
Fidelity Series International Credit Fund	--	1,050,325	--	--	--	5,252	1,055,577
Fidelity Series International Growth Fund	190,717,418	5,858,824	29,113,956	--	5,226,358	19,870,003	192,558,647
Fidelity Series International Small Cap Fund	43,576,472	1,362,972	5,237,218	--	577,667	6,513,946	46,793,839
Fidelity Series International Value Fund	191,221,028	7,800,512	22,736,149	--	942,111	19,591,119	196,818,621
Fidelity Series Investment Grade Bond Fund	8,909,130	1,890,624	923,523	121,148	1,048	121,676	9,998,955
Fidelity Series Long-Term Treasury Bond Index Fund	9,530	35,273,228	1,174,888	150,633	(7,108)	(147,923)	33,952,839
Fidelity Series Real Estate Equity Fund	15,766,650	971,370	1,165,060	128,876	6,548	(109,207)	15,470,301
Fidelity Series Real Estate Income Fund	9,775,563	605,214	727,386	242,564	(1,478)	67,871	9,719,784
Fidelity Series Small Cap Opportunities Fund	79,919,247	8,912,397	5,945,362	151,406	105,104	(1,340,755)	81,650,631
Total	$2,020,315,354	$236,236,270	$311,401,642	$5,108,762	$29,553,654	$134,700,087	$2,109,403,723
 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $1,638,162,038) — See accompanying schedule		$2,109,403,723
Cash		7
Receivable for investments sold		2,327,506
Receivable for fund shares sold		3,000,577
Total assets		2,114,731,813
Liabilities
Payable for investments purchased	$5,230
Payable for fund shares redeemed	5,322,828
Accrued management fee	1,299,179
Distribution and service plan fees payable	410,997
Total liabilities		7,038,234
Net Assets		$2,107,693,579
Net Assets consist of:
Paid in capital		$1,603,533,608
Accumulated net investment loss		(2,530,293)
Accumulated undistributed net realized gain (loss) on investments		35,448,579
Net unrealized appreciation (depreciation) on investments		471,241,685
Net Assets		$2,107,693,579
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($969,830,766 ÷ 62,213,383 shares)		$15.59
Maximum offering price per share (100/94.25 of $15.59)		$16.54
Class M:
Net Asset Value and redemption price per share ($339,291,043 ÷ 21,863,464 shares)		$15.52
Maximum offering price per share (100/96.50 of $15.52)		$16.08
Class C:
Net Asset Value and offering price per share ($84,680,708 ÷ 5,562,734 shares)(a)		$15.22
Class I:
Net Asset Value, offering price and redemption price per share ($712,976,609 ÷ 45,433,985 shares)		$15.69
Class Z6:
Net Asset Value, offering price and redemption price per share ($914,453 ÷ 58,238 shares)		$15.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,108,762
Expenses
Management fee	$5,182,025
Distribution and service plan fees	2,454,603
Independent trustees' fees and expenses	3,753
Total expenses before reductions	7,640,381
Expense reductions	(1,326)	7,639,055
Net investment income (loss)		(2,530,293)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	29,553,654
Capital gain distributions from underlying funds	12,756,661
Total net realized gain (loss)		42,310,315
Change in net unrealized appreciation (depreciation) on underlying funds		134,700,087
Net gain (loss)		177,010,402
Net increase (decrease) in net assets resulting from operations		$174,480,109

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,530,293)	$24,644,915
Net realized gain (loss)	42,310,315	40,972,527
Change in net unrealized appreciation (depreciation)	134,700,087	222,910,520
Net increase (decrease) in net assets resulting from operations	174,480,109	288,527,962
Distributions to shareholders from net investment income	–	(24,918,914)
Distributions to shareholders from net realized gain	(33,960,153)	(71,552,200)
Total distributions	(33,960,153)	(96,471,114)
Share transactions - net increase (decrease)	(52,630,755)	(141,397,501)
Total increase (decrease) in net assets	87,889,201	50,659,347
Net Assets
Beginning of period	2,019,804,378	1,969,145,031
End of period	$2,107,693,579	$2,019,804,378
Other Information
Accumulated net investment loss end of period	$(2,530,293)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2040 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.57	$13.25	$14.49	$14.51	$13.61	$12.60
Income from Investment Operations
Net investment income (loss)A	(.02)	.17	.17	.20	.15	.19
Net realized and unrealized gain (loss)	1.28	1.80	(.69)	.76	1.74	1.05
Total from investment operations	1.26	1.97	(.52)	.96	1.89	1.24
Distributions from net investment income	–	(.17)	(.18)	(.21)	(.16)	(.19)
Distributions from net realized gain	(.24)	(.48)	(.54)	(.77)	(.83)	(.04)
Total distributions	(.24)	(.65)	(.72)	(.98)	(.99)	(.23)
Net asset value, end of period	$15.59	$14.57	$13.25	$14.49	$14.51	$13.61
Total ReturnB,C,D	8.77%	15.53%	(3.82)%	6.76%	14.37%	9.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.75%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.75%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.25)%G	1.22%	1.27%	1.35%	1.10%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$969,831	$965,401	$950,816	$1,154,277	$1,195,641	$1,133,722
Portfolio turnover rateE	23%G	18%	21%	24%	47%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.52	$13.21	$14.45	$14.47	$13.58	$12.57
Income from Investment Operations
Net investment income (loss)A	(.04)	.13	.14	.16	.12	.16
Net realized and unrealized gain (loss)	1.28	1.81	(.70)	.76	1.73	1.04
Total from investment operations	1.24	1.94	(.56)	.92	1.85	1.20
Distributions from net investment income	–	(.15)	(.15)	(.17)	(.13)	(.16)
Distributions from net realized gain	(.24)	(.48)	(.53)	(.77)	(.83)	(.04)
Total distributions	(.24)	(.63)	(.68)	(.94)	(.96)	(.19)B
Net asset value, end of period	$15.52	$14.52	$13.21	$14.45	$14.47	$13.58
Total ReturnC,D,E	8.62%	15.26%	(4.07)%	6.51%	14.06%	9.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.00%H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.00%H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.51)%H	.97%	1.02%	1.10%	.85%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$339,291	$324,990	$310,107	$333,069	$341,608	$288,886
Portfolio turnover rateF	23%H	18%	21%	24%	47%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.28	$13.02	$14.27	$14.30	$13.43	$12.45
Income from Investment Operations
Net investment income (loss)A	(.07)	.06	.07	.09	.05	.10
Net realized and unrealized gain (loss)	1.25	1.78	(.70)	.75	1.71	1.02
Total from investment operations	1.18	1.84	(.63)	.84	1.76	1.12
Distributions from net investment income	–	(.10)	(.10)	(.12)	(.07)	(.11)
Distributions from net realized gain	(.24)	(.48)	(.52)	(.75)	(.82)	(.04)
Total distributions	(.24)	(.58)	(.62)	(.87)	(.89)	(.14)B
Net asset value, end of period	$15.22	$14.28	$13.02	$14.27	$14.30	$13.43
Total ReturnC,D,E	8.34%	14.70%	(4.63)%	6.01%	13.57%	9.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.50%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.50%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.50%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(1.01)%H	.48%	.52%	.60%	.35%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$84,681	$79,480	$73,036	$77,130	$72,247	$62,893
Portfolio turnover rateF	23%H	18%	21%	24%	47%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.65	$13.32	$14.57	$14.59	$13.67	$12.65
Income from Investment Operations
Net investment income (loss)A	–B	.20	.21	.23	.19	.23
Net realized and unrealized gain (loss)	1.29	1.82	(.71)	.76	1.75	1.05
Total from investment operations	1.29	2.02	(.50)	.99	1.94	1.28
Distributions from net investment income	–	(.20)	(.22)	(.24)	(.19)	(.22)
Distributions from net realized gain	(.25)	(.49)	(.54)	(.77)	(.83)	(.04)
Total distributions	(.25)	(.69)	(.75)C	(1.01)	(1.02)	(.26)
Net asset value, end of period	$15.69	$14.65	$13.32	$14.57	$14.59	$13.67
Total ReturnD,E	8.93%	15.82%	(3.62)%	6.99%	14.73%	10.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.50%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.50%H	-%	-%	-%	-%	-%
Net investment income (loss)	(.01)%H	1.47%	1.52%	1.60%	1.35%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$712,977	$649,934	$629,599	$688,278	$664,689	$508,363
Portfolio turnover rateF	23%H	18%	21%	24%	47%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.535 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.04
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.53
Total from investment operations	.66
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$15.70
Total ReturnC,D	4.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	2.59%G
Supplemental Data
Net assets, end of period (000 omitted)	$914
Portfolio turnover rateE	23%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Growth & Income Fund	11.8	8.1
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.3	9.5
Fidelity Series International Growth Fund	9.2	9.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Advisor Series Equity Value Fund	7.4	11.7
Fidelity Advisor Series Equity Growth Fund	6.4	6.6
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.1
Fidelity Series All-Sector Equity Fund	4.4	4.6
Fidelity Advisor Series Growth Opportunities Fund	4.1	4.4
	75.7	78.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.1%
International Equity Funds	31.1%
Bond Funds	5.8%
Short-Term Funds	1.1%
Net Other Assets (Liabilities) *	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2045 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	5,654,821	$82,447,284
Fidelity Advisor Series Equity Value Fund (a)	7,134,265	95,670,492
Fidelity Advisor Series Growth & Income Fund (a)	10,166,759	152,298,045
Fidelity Advisor Series Growth Opportunities Fund (a)	4,044,796	53,108,173
Fidelity Advisor Series Opportunistic Insights Fund (a)	4,082,075	75,640,856
Fidelity Advisor Series Small Cap Fund (a)	3,360,977	41,340,014
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	7,302,816	98,368,933
Fidelity Series 100 Index Fund (a)	2,553,022	42,303,580
Fidelity Series 1000 Value Index Fund (a)	1,296,295	16,281,470
Fidelity Series All-Sector Equity Fund (a)	4,254,381	56,881,071
Fidelity Series Commodity Strategy Fund (a)	4,838,932	25,307,615
Fidelity Series Real Estate Equity Fund (a)	732,513	9,456,742
Fidelity Series Small Cap Opportunities Fund (a)	3,562,830	49,808,365
TOTAL DOMESTIC EQUITY FUNDS
(Cost $620,706,314)		798,912,640

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	1,126,515	11,986,122
Fidelity Series Emerging Markets Fund (a)	5,944,311	122,452,816
Fidelity Series International Growth Fund (a)	7,466,398	118,641,069
Fidelity Series International Small Cap Fund (a)	1,594,212	28,552,339
Fidelity Series International Value Fund (a)	11,024,744	118,736,488
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $309,834,315)		400,368,834

Bond Funds - 5.8%
Fidelity Series Emerging Markets Debt Fund (a)	842,597	8,813,564
Fidelity Series Floating Rate High Income Fund (a)	305,303	2,897,327
Fidelity Series High Income Fund (a)	1,883,694	18,366,016
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,050,801	10,392,423
Fidelity Series International Credit Fund (a)	63,279	635,956
Fidelity Series Investment Grade Bond Fund (a)	539,512	6,101,880
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,364,009	20,779,640
Fidelity Series Real Estate Income Fund (a)	526,866	5,885,090
TOTAL BOND FUNDS
(Cost $72,902,749)		73,871,896

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	298,992	2,989,924
Fidelity Series Government Money Market Fund 1.09% (a)(b)	10,491,626	10,491,626
TOTAL SHORT-TERM FUNDS
(Cost $13,475,313)		13,481,550
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,016,918,691)		1,286,634,920
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,014,517)
NET ASSETS - 100%		$1,285,620,403

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$78,675,858	$3,907,533	$11,728,636	$--	$2,158,799	$9,433,730	$82,447,284
Fidelity Advisor Series Equity Value Fund	139,788,643	6,433,299	52,926,480(a)	1,183,319	3,386,952	(1,011,922)	95,670,492
Fidelity Advisor Series Growth & Income Fund	96,846,527	59,615,325(a)	7,896,543	453,408	(56,602)	3,789,338	152,298,045
Fidelity Advisor Series Growth Opportunities Fund	51,821,990	2,519,041	7,967,662	--	1,105,653	5,629,151	53,108,173
Fidelity Advisor Series Opportunistic Insights Fund	73,134,052	3,634,170	10,495,815	--	1,257,494	8,110,955	75,640,856
Fidelity Advisor Series Short-Term Credit Fund	2,997,726	194,756	208,632	23,999	184	5,890	2,989,924
Fidelity Advisor Series Small Cap Fund	38,859,402	1,952,012	2,592,528	--	41,209	3,079,919	41,340,014
Fidelity Advisor Series Stock Selector Large Cap Value Fund	92,791,862	7,421,058	5,756,793	--	15,484	3,897,322	98,368,933
Fidelity Series 100 Index Fund	40,211,687	2,015,895	2,935,292	--	267,726	2,743,564	42,303,580
Fidelity Series 1000 Value Index Fund	15,597,403	942,561	958,841	--	2,393	697,954	16,281,470
Fidelity Series All-Sector Equity Fund	54,552,620	2,683,292	4,581,855	--	123,178	4,103,836	56,881,071
Fidelity Series Canada Fund	--	11,583,179	4,442	--	(6)	407,391	11,986,122
Fidelity Series Commodity Strategy Fund	19,462,589	7,257,167	1,366,181	38,475	(35,489)	(10,471)	25,307,615
Fidelity Series Emerging Markets Debt Fund	8,441,336	628,184	447,074	262,253	2,858	188,260	8,813,564
Fidelity Series Emerging Markets Fund	119,033,906	5,685,817	20,358,838	--	1,939,580	16,152,351	122,452,816
Fidelity Series Floating Rate High Income Fund	2,874,378	218,355	186,281	65,855	(101)	(9,024)	2,897,327
Fidelity Series Government Money Market Fund 1.09%	9,394,039	1,683,169	585,582	45,909	--	--	10,491,626
Fidelity Series High Income Fund	17,809,902	1,412,785	1,117,683	498,017	(3,664)	264,676	18,366,016
Fidelity Series Inflation-Protected Bond Index Fund	10,473,212	493,853	596,088	5,984	(2,922)	24,368	10,392,423
Fidelity Series International Credit Fund	--	632,792	--	--	--	3,164	635,956
Fidelity Series International Growth Fund	112,427,130	5,741,666	14,514,736	--	1,125,536	13,861,473	118,641,069
Fidelity Series International Small Cap Fund	25,677,674	1,339,908	2,702,370	--	197,193	4,039,934	28,552,339
Fidelity Series International Value Fund	112,714,207	6,842,189	13,109,247	--	419,748	11,869,591	118,736,488
Fidelity Series Investment Grade Bond Fund	5,242,976	1,255,763	469,711	72,725	835	72,017	6,101,880
Fidelity Series Long-Term Treasury Bond Index Fund	5,686	21,454,398	584,319	91,015	(3,934)	(92,191)	20,779,640
Fidelity Series Real Estate Equity Fund	9,294,425	793,191	565,406	77,747	2,006	(67,474)	9,456,742
Fidelity Series Real Estate Income Fund	5,722,145	475,801	350,807	144,949	728	37,223	5,885,090
Fidelity Series Small Cap Opportunities Fund	47,112,893	6,328,108	2,884,466	92,022	(4,646)	(743,524)	49,808,365
Total	$1,190,964,268	$165,145,267	$167,892,308	$3,055,677	$11,940,192	$86,477,501	$1,286,634,920

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $1,016,918,691) — See accompanying schedule		$1,286,634,920
Cash		1
Receivable for investments sold		438,881
Receivable for fund shares sold		2,933,318
Total assets		1,290,007,120
Liabilities
Payable for investments purchased	$2,907
Payable for fund shares redeemed	3,369,334
Accrued management fee	789,110
Distribution and service plan fees payable	225,366
Total liabilities		4,386,717
Net Assets		$1,285,620,403
Net Assets consist of:
Paid in capital		$1,003,351,643
Accumulated net investment loss		(1,406,323)
Accumulated undistributed net realized gain (loss) on investments		13,958,854
Net unrealized appreciation (depreciation) on investments		269,716,229
Net Assets		$1,285,620,403
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($574,034,583 ÷ 47,573,608 shares)		$12.07
Maximum offering price per share (100/94.25 of $12.07)		$12.81
Class M:
Net Asset Value and redemption price per share ($201,540,863 ÷ 16,830,621 shares)		$11.97
Maximum offering price per share (100/96.50 of $11.97)		$12.40
Class C:
Net Asset Value and offering price per share ($29,723,117 ÷ 2,513,425 shares)(a)		$11.83
Class I:
Net Asset Value, offering price and redemption price per share ($479,645,979 ÷ 39,479,136 shares)		$12.15
Class Z6:
Net Asset Value, offering price and redemption price per share ($675,861 ÷ 55,568 shares)		$12.16

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,055,677
Expenses
Management fee	$3,123,896
Distribution and service plan fees	1,336,648
Independent trustees' fees and expenses	2,238
Total expenses before reductions	4,462,782
Expense reductions	(782)	4,462,000
Net investment income (loss)		(1,406,323)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	11,940,192
Capital gain distributions from underlying funds	7,724,375
Total net realized gain (loss)		19,664,567
Change in net unrealized appreciation (depreciation) on underlying funds		86,477,501
Net gain (loss)		106,142,068
Net increase (decrease) in net assets resulting from operations		$104,735,745

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,406,323)	$14,469,103
Net realized gain (loss)	19,664,567	21,975,953
Change in net unrealized appreciation (depreciation)	86,477,501	130,631,830
Net increase (decrease) in net assets resulting from operations	104,735,745	167,076,886
Distributions to shareholders from net investment income	–	(14,531,898)
Distributions to shareholders from net realized gain	(18,793,789)	(39,042,045)
Total distributions	(18,793,789)	(53,573,943)
Share transactions - net increase (decrease)	8,930,779	(28,198,870)
Total increase (decrease) in net assets	94,872,735	85,304,073
Net Assets
Beginning of period	1,190,747,668	1,105,443,595
End of period	$1,285,620,403	$1,190,747,668
Other Information
Accumulated net investment loss end of period	$(1,406,323)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2045 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.26	$10.23	$11.15	$11.31	$10.46	$9.79
Income from Investment Operations
Net investment income (loss)A	(.02)	.13	.13	.15	.12	.16
Net realized and unrealized gain (loss)	1.01	1.39	(.54)	.59	1.39	.81
Total from investment operations	.99	1.52	(.41)	.74	1.51	.97
Distributions from net investment income	–	(.13)	(.14)	(.16)	(.12)	(.15)
Distributions from net realized gain	(.18)	(.36)	(.37)	(.74)	(.54)	(.15)
Total distributions	(.18)	(.49)	(.51)	(.90)	(.66)	(.30)
Net asset value, end of period	$12.07	$11.26	$10.23	$11.15	$11.31	$10.46
Total ReturnB,C,D	8.84%	15.50%	(3.85)%	6.80%	14.74%	10.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.75%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.75%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.26)%G	1.22%	1.27%	1.37%	1.12%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$574,035	$556,090	$531,510	$623,734	$612,735	$527,525
Portfolio turnover rateF	27%G	22%	26%	27%	46%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.17	$11.09	$11.26	$10.42	$9.75
Income from Investment Operations
Net investment income (loss)A	(.03)	.10	.11	.13	.09	.13
Net realized and unrealized gain (loss)	.98	1.39	(.54)	.57	1.39	.82
Total from investment operations	.95	1.49	(.43)	.70	1.48	.95
Distributions from net investment income	–	(.11)	(.12)	(.13)	(.10)	(.12)
Distributions from net realized gain	(.17)	(.36)	(.37)	(.74)	(.54)	(.15)
Total distributions	(.17)	(.47)	(.49)	(.87)	(.64)	(.28)B
Net asset value, end of period	$11.97	$11.19	$10.17	$11.09	$11.26	$10.42
Total ReturnC,D,E	8.58%	15.29%	(4.10)%	6.50%	14.45%	10.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.00%H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.00%H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.51)%H	.97%	1.02%	1.12%	.87%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$201,541	$186,200	$158,557	$153,677	$128,619	$92,998
Portfolio turnover rateG	27%H	22%	26%	27%	46%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.08	$10.09	$11.01	$11.19	$10.36	$9.71
Income from Investment Operations
Net investment income (loss)A	(.06)	.05	.05	.07	.04	.08
Net realized and unrealized gain (loss)	.98	1.38	(.53)	.57	1.38	.81
Total from investment operations	.92	1.43	(.48)	.64	1.42	.89
Distributions from net investment income	–	(.08)	(.08)	(.09)	(.06)	(.09)
Distributions from net realized gain	(.17)	(.36)	(.36)	(.73)	(.53)	(.15)
Total distributions	(.17)	(.44)	(.44)	(.82)	(.59)	(.24)
Net asset value, end of period	$11.83	$11.08	$10.09	$11.01	$11.19	$10.36
Total ReturnB,C,D	8.39%	14.71%	(4.59)%	5.95%	13.95%	9.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.50%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.50%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.50%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(1.01)%G	.47%	.53%	.62%	.37%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$29,723	$27,491	$23,423	$22,493	$18,457	$13,415
Portfolio turnover rateF	27%G	22%	26%	27%	46%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$10.28	$11.21	$11.37	$10.50	$9.83
Income from Investment Operations
Net investment income (loss)A	–B	.16	.16	.18	.15	.18
Net realized and unrealized gain (loss)	1.00	1.40	(.55)	.59	1.41	.81
Total from investment operations	1.00	1.56	(.39)	.77	1.56	.99
Distributions from net investment income	–	(.15)	(.17)	(.19)	(.15)	(.17)
Distributions from net realized gain	(.18)	(.36)	(.37)	(.74)	(.54)	(.15)
Total distributions	(.18)	(.51)	(.54)	(.93)	(.69)	(.32)
Net asset value, end of period	$12.15	$11.33	$10.28	$11.21	$11.37	$10.50
Total ReturnC,D	8.94%	15.83%	(3.66)%	7.03%	15.14%	10.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.50%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.50%G	-%	-%	-%	-%	-%
Net investment income (loss)	(.01)%G	1.47%	1.52%	1.62%	1.37%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$479,646	$420,967	$390,675	$400,667	$378,776	$269,633
Portfolio turnover rateF	27%G	22%	26%	27%	46%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	.41
Total from investment operations	.51
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$12.16
Total ReturnC,D	4.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	2.74%G
Supplemental Data
Net assets, end of period (000 omitted)	$676
Portfolio turnover rateE	27%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Growth & Income Fund	11.9	8.1
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.3	9.5
Fidelity Series International Growth Fund	9.2	9.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Advisor Series Equity Value Fund	7.4	11.7
Fidelity Advisor Series Equity Growth Fund	6.4	6.6
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.1
Fidelity Series All-Sector Equity Fund	4.4	4.6
Fidelity Advisor Series Growth Opportunities Fund	4.1	4.3
	75.8	78.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.1%
Bond Funds	5.7%
Short-Term Funds	1.1%
Net Other Assets (Liabilities) *	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2050 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	4,461,014	$65,041,577
Fidelity Advisor Series Equity Value Fund (a)	5,627,772	75,468,422
Fidelity Advisor Series Growth & Income Fund (a)	8,019,518	120,132,388
Fidelity Advisor Series Growth Opportunities Fund(a)	3,189,576	41,879,127
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,221,219	59,689,185
Fidelity Advisor Series Small Cap Fund (a)	2,653,493	32,637,959
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	5,760,145	77,589,159
Fidelity Series 100 Index Fund (a)	2,014,461	33,379,612
Fidelity Series 1000 Value Index Fund (a)	1,022,498	12,842,580
Fidelity Series All-Sector Equity Fund (a)	3,355,756	44,866,459
Fidelity Series Commodity Strategy Fund (a)	3,816,702	19,961,351
Fidelity Series Real Estate Equity Fund (a)	577,757	7,458,840
Fidelity Series Small Cap Opportunities Fund (a)	2,810,687	39,293,400
TOTAL DOMESTIC EQUITY FUNDS
(Cost $491,084,701)		630,240,059

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	888,323	9,451,755
Fidelity Series Emerging Markets Fund (a)	4,690,141	96,616,896
Fidelity Series International Growth Fund (a)	5,830,354	92,644,319
Fidelity Series International Small Cap Fund (a)	1,257,720	22,525,766
Fidelity Series International Value Fund (a)	8,783,277	94,595,896
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $244,977,338)		315,834,632

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	663,188	6,936,950
Fidelity Series Floating Rate High Income Fund (a)	241,134	2,288,363
Fidelity Series High Income Fund (a)	1,478,860	14,418,884
Fidelity Series Inflation-Protected Bond Index Fund (a)	821,230	8,121,969
Fidelity Series International Credit Fund (a)	49,731	499,793
Fidelity Series Investment Grade Bond Fund (a)	425,558	4,813,066
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,867,602	16,416,221
Fidelity Series Real Estate Income Fund (a)	415,258	4,638,429
TOTAL BOND FUNDS
(Cost $57,617,940)		58,133,675

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	233,351	2,333,514
Fidelity Series Government Money Market Fund 1.09% (a)(b)	8,319,678	8,319,678
TOTAL SHORT-TERM FUNDS
(Cost $10,648,389)		10,653,192
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $804,328,368)		1,014,861,558
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(798,900)
NET ASSETS - 100%		$1,014,062,658

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$61,424,250	$3,716,057	$9,183,409	$--	$1,417,243	$7,667,436	$65,041,577
Fidelity Advisor Series Equity Value Fund	109,137,178	5,806,060	41,347,823(a)	925,737	2,651,802	(778,795)	75,468,422
Fidelity Advisor Series Growth & Income Fund	75,610,979	47,701,164(a)	6,131,699	355,871	(41,129)	2,993,073	120,132,388
Fidelity Advisor Series Growth Opportunities Fund	40,458,803	2,411,545	6,269,580	--	756,146	4,522,213	41,879,127
Fidelity Advisor Series Opportunistic Insights Fund	57,097,662	3,456,125	8,206,167	--	846,852	6,494,713	59,689,185
Fidelity Advisor Series Short-Term Credit Fund	2,311,972	180,639	163,768	18,605	121	4,550	2,333,514
Fidelity Advisor Series Small Cap Fund	30,339,120	1,856,392	2,016,015	--	27,415	2,431,047	32,637,959
Fidelity Advisor Series Stock Selector Large Cap Value Fund	72,445,784	6,581,884	4,522,869	--	22,881	3,061,479	77,589,159
Fidelity Series 100 Index Fund	31,401,616	1,916,163	2,303,348	--	105,431	2,259,750	33,379,612
Fidelity Series 1000 Value Index Fund	12,177,297	866,921	753,381	--	1,149	550,594	12,842,580
Fidelity Series All-Sector Equity Fund	42,590,508	2,568,770	3,610,416	--	101,754	3,215,843	44,866,459
Fidelity Series Canada Fund	--	9,142,648	12,076	--	(11)	321,194	9,451,755
Fidelity Series Commodity Strategy Fund	15,435,424	5,632,095	1,065,594	30,363	(22,372)	(18,202)	19,961,351
Fidelity Series Emerging Markets Debt Fund	6,585,766	552,617	350,934	205,431	1,887	147,614	6,936,950
Fidelity Series Emerging Markets Fund	92,941,824	5,469,747	15,977,440	--	1,454,154	12,728,611	96,616,896
Fidelity Series Floating Rate High Income Fund	2,245,372	196,397	146,225	51,722	(143)	(7,038)	2,288,363
Fidelity Series Government Money Market Fund 1.09%	7,236,366	1,546,991	463,679	36,043	--	--	8,319,678
Fidelity Series High Income Fund	13,835,614	1,256,659	877,333	388,684	3,961	199,983	14,418,884
Fidelity Series Inflation-Protected Bond Index Fund	8,105,743	467,574	467,904	4,660	(161)	16,717	8,121,969
Fidelity Series International Credit Fund	--	497,306	--	--	--	2,487	499,793
Fidelity Series International Growth Fund	87,773,342	5,424,784	12,285,989	--	858,218	10,873,964	92,644,319
Fidelity Series International Small Cap Fund	20,040,723	1,278,304	2,108,462	--	134,143	3,181,058	22,525,766
Fidelity Series International Value Fund	88,005,325	6,376,057	9,430,583	--	419,042	9,226,055	94,595,896
Fidelity Series Investment Grade Bond Fund	4,102,571	1,033,065	379,556	57,089	644	56,342	4,813,066
Fidelity Series Long-Term Treasury Bond Index Fund	3,056	16,954,630	464,521	71,635	(3,799)	(73,145)	16,416,221
Fidelity Series Real Estate Equity Fund	7,256,365	698,655	444,219	61,097	1,158	(53,119)	7,458,840
Fidelity Series Real Estate Income Fund	4,463,958	420,651	275,440	113,778	(755)	30,015	4,638,429
Fidelity Series Small Cap Opportunities Fund	36,782,095	5,364,473	2,265,312	72,624	(9,130)	(578,726)	39,293,400
Total	$929,808,713	$139,374,373	$131,523,742	$2,393,339	$8,726,501	$68,475,713	$1,014,861,558

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $804,328,368) — See accompanying schedule		$1,014,861,558
Receivable for investments sold		1,152,737
Receivable for fund shares sold		2,259,888
Total assets		1,018,274,183
Liabilities
Payable to custodian bank	$28
Payable for investments purchased	38,813
Payable for fund shares redeemed	3,373,504
Accrued management fee	622,392
Distribution and service plan fees payable	176,788
Total liabilities		4,211,525
Net Assets		$1,014,062,658
Net Assets consist of:
Paid in capital		$794,657,625
Accumulated net investment loss		(1,103,553)
Accumulated undistributed net realized gain (loss) on investments		9,975,396
Net unrealized appreciation (depreciation) on investments		210,533,190
Net Assets		$1,014,062,658
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($415,988,075 ÷ 34,633,089 shares)		$12.01
Maximum offering price per share (100/94.25 of $12.01)		$12.74
Class M:
Net Asset Value and redemption price per share ($159,381,760 ÷ 13,341,371 shares)		$11.95
Maximum offering price per share (100/96.50 of $11.95)		$12.38
Class C:
Net Asset Value and offering price per share ($31,217,394 ÷ 2,643,036 shares)(a)		$11.81
Class I:
Net Asset Value, offering price and redemption price per share ($406,379,089 ÷ 33,607,858 shares)		$12.09
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,096,340 ÷ 90,605 shares)		$12.10

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,393,339
Expenses
Management fee	$2,455,063
Distribution and service plan fees	1,040,688
Independent trustees' fees and expenses	1,751
Total expenses before reductions	3,497,502
Expense reductions	(610)	3,496,892
Net investment income (loss)		(1,103,553)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	8,726,501
Capital gain distributions from underlying funds	6,081,338
Total net realized gain (loss)		14,807,839
Change in net unrealized appreciation (depreciation) on underlying funds		68,475,713
Net gain (loss)		83,283,552
Net increase (decrease) in net assets resulting from operations		$82,179,999

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,103,553)	$11,091,001
Net realized gain (loss)	14,807,839	15,876,126
Change in net unrealized appreciation (depreciation)	68,475,713	101,221,499
Net increase (decrease) in net assets resulting from operations	82,179,999	128,188,626
Distributions to shareholders from net investment income	–	(11,189,601)
Distributions to shareholders from net realized gain	(13,899,270)	(28,798,024)
Total distributions	(13,899,270)	(39,987,625)
Share transactions - net increase (decrease)	16,141,172	3,772,240
Total increase (decrease) in net assets	84,421,901	91,973,241
Net Assets
Beginning of period	929,640,757	837,667,516
End of period	$1,014,062,658	$929,640,757
Other Information
Accumulated net investment loss end of period	$(1,103,553)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2050 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.20	$10.16	$11.06	$11.24	$10.39	$9.61
Income from Investment Operations
Net investment income (loss)A	(.02)	.13	.13	.15	.12	.15
Net realized and unrealized gain (loss)	1.00	1.39	(.53)	.58	1.40	.82
Total from investment operations	.98	1.52	(.40)	.73	1.52	.97
Distributions from net investment income	–	(.13)	(.14)	(.16)	(.12)	(.14)
Distributions from net realized gain	(.17)	(.34)	(.36)	(.76)	(.55)	(.05)
Total distributions	(.17)	(.48)B	(.50)	(.91)C	(.67)	(.19)
Net asset value, end of period	$12.01	$11.20	$10.16	$11.06	$11.24	$10.39
Total ReturnD,E,F	8.79%	15.52%	(3.84)%	6.77%	14.91%	10.23%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.75%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.75%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.26)%I	1.22%	1.28%	1.37%	1.10%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$415,988	$396,373	$363,199	$415,103	$401,589	$352,814
Portfolio turnover rateH	27%I	25%	24%	30%	47%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.344 per share.

 C Total distributions of $.91 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.755 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$10.12	$11.02	$11.20	$10.36	$9.58
Income from Investment Operations
Net investment income (loss)A	(.03)	.10	.11	.12	.09	.13
Net realized and unrealized gain (loss)	.99	1.38	(.54)	.58	1.39	.81
Total from investment operations	.96	1.48	(.43)	.70	1.48	.94
Distributions from net investment income	–	(.11)	(.12)	(.13)	(.10)	(.12)
Distributions from net realized gain	(.16)	(.34)	(.36)	(.76)	(.55)	(.05)
Total distributions	(.16)	(.45)	(.47)B	(.88)C	(.64)D	(.16)E
Net asset value, end of period	$11.95	$11.15	$10.12	$11.02	$11.20	$10.36
Total ReturnF,G,H	8.68%	15.22%	(4.08)%	6.54%	14.61%	9.99%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.00%K	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.00%K	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.00%K	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.51)%K	.97%	1.04%	1.12%	.85%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$159,382	$147,601	$127,842	$126,987	$115,391	$89,196
Portfolio turnover rateJ	27%K	25%	24%	30%	47%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.47 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.355 per share.

 C Total distributions of $.88 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.755 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.546 per share.

 E Total distributions of $.16 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.046 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amounts do not include the activity of the Underlying Funds.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$10.04	$10.95	$11.14	$10.31	$9.54
Income from Investment Operations
Net investment income (loss)A	(.06)	.05	.06	.07	.04	.08
Net realized and unrealized gain (loss)	.98	1.37	(.55)	.57	1.38	.82
Total from investment operations	.92	1.42	(.49)	.64	1.42	.90
Distributions from net investment income	–	(.08)	(.08)	(.09)	(.06)	(.08)
Distributions from net realized gain	(.16)	(.34)	(.34)	(.74)	(.54)	(.05)
Total distributions	(.16)	(.41)B	(.42)	(.83)	(.59)C	(.13)
Net asset value, end of period	$11.81	$11.05	$10.04	$10.95	$11.14	$10.31
Total ReturnD,E,F	8.36%	14.73%	(4.67)%	6.01%	14.06%	9.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.50%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.50%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.50%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(1.01)%I	.47%	.54%	.63%	.35%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$31,217	$28,268	$24,460	$24,652	$21,190	$16,188
Portfolio turnover rateH	27%I	25%	24%	30%	47%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.41 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.339 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.536 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$10.22	$11.13	$11.30	$10.44	$9.65
Income from Investment Operations
Net investment income (loss)A	–B	.16	.16	.18	.15	.18
Net realized and unrealized gain (loss)	.99	1.39	(.55)	.59	1.40	.82
Total from investment operations	.99	1.55	(.39)	.77	1.55	1.00
Distributions from net investment income	–	(.15)	(.16)	(.18)	(.15)	(.16)
Distributions from net realized gain	(.17)	(.35)	(.36)	(.76)	(.55)	(.05)
Total distributions	(.17)	(.50)	(.52)	(.94)	(.69)C	(.21)
Net asset value, end of period	$12.09	$11.27	$10.22	$11.13	$11.30	$10.44
Total ReturnD,E	8.89%	15.81%	(3.65)%	7.10%	15.20%	10.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.50%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.50%H	-%	-%	-%	-%	-%
Net investment income (loss)	(.01)%H	1.47%	1.53%	1.62%	1.35%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$406,379	$357,398	$320,449	$303,017	$282,594	$202,208
Portfolio turnover rateG	27%H	25%	24%	30%	47%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.546 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59
Income from Investment Operations
Net investment income (loss)B	.11
Net realized and unrealized gain (loss)	.40
Total from investment operations	.51
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$12.10
Total ReturnC,D	4.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	2.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,096
Portfolio turnover rateE	27%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Growth & Income Fund	11.8	8.1
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Growth Fund	9.3	9.4
Fidelity Series International Value Fund	9.3	9.5
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Advisor Series Equity Value Fund	7.5	11.7
Fidelity Advisor Series Equity Growth Fund	6.4	6.6
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.1
Fidelity Series All-Sector Equity Fund	4.4	4.6
Fidelity Advisor Series Growth Opportunities Fund	4.1	4.4
	75.9	78.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.2%
Bond Funds	5.7%
Short-Term Funds	1.0%
Net Other Assets (Liabilities) *	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.8%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	0.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2055 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	2,109,243	$30,752,756
Fidelity Advisor Series Equity Value Fund (a)	2,663,374	35,715,843
Fidelity Advisor Series Growth & Income Fund (a)	3,789,867	56,772,205
Fidelity Advisor Series Growth Opportunities Fund (a)	1,507,405	19,792,234
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,523,695	28,234,074
Fidelity Advisor Series Small Cap Fund (a)	1,253,482	15,417,827
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	2,721,692	36,661,192
Fidelity Series 100 Index Fund (a)	951,056	15,758,991
Fidelity Series 1000 Value Index Fund (a)	483,240	6,069,493
Fidelity Series All-Sector Equity Fund (a)	1,585,808	21,202,254
Fidelity Series Commodity Strategy Fund (a)	1,803,758	9,433,655
Fidelity Series Real Estate Equity Fund (a)	273,011	3,524,568
Fidelity Series Small Cap Opportunities Fund (a)	1,328,801	18,576,638
TOTAL DOMESTIC EQUITY FUNDS
(Cost $254,841,099)		297,911,730

International Equity Funds - 31.2%
Fidelity Series Canada Fund (a)	419,499	4,463,466
Fidelity Series Emerging Markets Fund (a)	2,217,243	45,675,196
Fidelity Series International Growth Fund (a)	2,785,724	44,265,153
Fidelity Series International Small Cap Fund (a)	594,865	10,654,031
Fidelity Series International Value Fund (a)	4,108,876	44,252,592
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $125,421,492)		149,310,438

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	303,705	3,176,752
Fidelity Series Floating Rate High Income Fund (a)	114,682	1,088,328
Fidelity Series High Income Fund (a)	712,662	6,948,452
Fidelity Series Inflation-Protected Bond Index Fund (a)	364,994	3,609,787
Fidelity Series International Credit Fund (a)	22,713	228,268
Fidelity Series Investment Grade Bond Fund (a)	201,306	2,276,774
Fidelity Series Long-Term Treasury Bond Index Fund (a)	885,137	7,780,357
Fidelity Series Real Estate Income Fund (a)	193,891	2,165,766
TOTAL BOND FUNDS
(Cost $27,000,168)		27,274,484

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	102,738	1,027,381
Fidelity Series Government Money Market Fund 1.09% (a)(b)	4,021,447	4,021,447
TOTAL SHORT-TERM FUNDS
(Cost $5,046,737)		5,048,828
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $412,309,496)		479,545,480
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(368,086)
NET ASSETS - 100%		$479,177,394

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$26,621,622	$3,457,630	$3,420,389	$--	$165,190	$3,928,703	$30,752,756
Fidelity Advisor Series Equity Value Fund	47,287,802	5,011,751	17,460,473(a)	413,930	537,856	338,907	35,715,843
Fidelity Advisor Series Growth & Income Fund	32,766,556	24,420,115(a)	1,787,950	162,233	(22,489)	1,395,973	56,772,205
Fidelity Advisor Series Growth Opportunities Fund	17,540,956	2,229,547	2,353,070	--	124,696	2,250,105	19,792,234
Fidelity Advisor Series Opportunistic Insights Fund	24,747,674	3,216,091	3,033,690	--	130,830	3,173,169	28,234,074
Fidelity Advisor Series Short-Term Credit Fund	911,479	160,450	46,380	7,787	63	1,769	1,027,381
Fidelity Advisor Series Small Cap Fund	13,158,231	1,748,068	624,230	--	5,604	1,130,154	15,417,827
Fidelity Advisor Series Stock Selector Large Cap Value Fund	31,395,884	5,108,030	1,277,656	--	5,675	1,429,259	36,661,192
Fidelity Series 100 Index Fund	13,600,249	1,809,469	727,995	--	3,879	1,073,389	15,758,991
Fidelity Series 1000 Value Index Fund	5,274,288	752,533	212,761	--	(695)	256,128	6,069,493
Fidelity Series All-Sector Equity Fund	18,447,051	2,403,566	1,153,718	--	14,571	1,490,784	21,202,254
Fidelity Series Canada Fund	--	4,313,168	761	--	--	151,059	4,463,466
Fidelity Series Commodity Strategy Fund	6,879,499	2,875,277	306,722	14,239	(2,403)	(11,996)	9,433,655
Fidelity Series Emerging Markets Debt Fund	2,792,749	417,793	99,386	90,637	849	64,747	3,176,752
Fidelity Series Emerging Markets Fund	40,375,881	5,129,072	6,244,456	--	361,885	6,052,814	45,675,196
Fidelity Series Floating Rate High Income Fund	973,225	159,845	41,415	23,529	(53)	(3,274)	1,088,328
Fidelity Series Government Money Market Fund 1.09%	2,842,030	1,312,505	133,088	16,281	--	--	4,021,447
Fidelity Series High Income Fund	6,105,377	997,280	248,465	179,517	454	93,806	6,948,452
Fidelity Series Inflation-Protected Bond Index Fund	3,297,517	438,148	132,512	2,009	439	6,195	3,609,787
Fidelity Series International Credit Fund	--	227,132	--	--	--	1,136	228,268
Fidelity Series International Growth Fund	38,016,091	5,143,866	4,155,641	--	118,245	5,142,592	44,265,153
Fidelity Series International Small Cap Fund	8,686,160	1,213,350	736,114	--	30,727	1,459,908	10,654,031
Fidelity Series International Value Fund	38,115,728	5,683,676	3,905,251	--	114,175	4,244,264	44,252,592
Fidelity Series Investment Grade Bond Fund	1,899,804	482,696	132,196	26,415	450	26,020	2,276,774
Fidelity Series Long-Term Treasury Bond Index Fund	1,306	7,975,248	158,553	33,077	(1,412)	(36,232)	7,780,357
Fidelity Series Real Estate Equity Fund	3,142,917	534,427	125,503	28,126	1,431	(28,704)	3,524,568
Fidelity Series Real Estate Income Fund	1,908,595	323,916	78,030	51,624	514	10,771	2,165,766
Fidelity Series Small Cap Opportunities Fund	15,931,253	3,555,103	639,477	34,073	(4,431)	(265,810)	18,576,638
Total	$402,719,924	$91,099,752	$49,235,882	$1,083,477	$1,586,050	$33,375,636	$479,545,480

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $412,309,496) — See accompanying schedule		$479,545,480
Receivable for investments sold		8,662
Receivable for fund shares sold		1,944,612
Total assets		481,498,754
Liabilities
Payable for investments purchased	$158,319
Payable for fund shares redeemed	1,795,008
Accrued management fee	291,919
Distribution and service plan fees payable	76,114
Total liabilities		2,321,360
Net Assets		$479,177,394
Net Assets consist of:
Paid in capital		$410,462,004
Accumulated net investment loss		(477,396)
Accumulated undistributed net realized gain (loss) on investments		1,956,802
Net unrealized appreciation (depreciation) on investments		67,235,984
Net Assets		$479,177,394
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($198,321,471 ÷ 15,117,791 shares)		$13.12
Maximum offering price per share (100/94.25 of $13.12)		$13.92
Class M:
Net Asset Value and redemption price per share ($66,803,259 ÷ 5,116,699 shares)		$13.06
Maximum offering price per share (100/96.50 of $13.06)		$13.53
Class C:
Net Asset Value and offering price per share ($9,967,970 ÷ 767,256 shares)(a)		$12.99
Class I:
Net Asset Value, offering price and redemption price per share ($203,075,160 ÷ 15,408,722 shares)		$13.18
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,009,534 ÷ 76,560 shares)		$13.19

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,083,477
Expenses
Management fee	$1,127,847
Distribution and service plan fees	433,014
Independent trustees' fees and expenses	781
Total expenses before reductions	1,561,642
Expense reductions	(264)	1,561,378
Net investment income (loss)		(477,901)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,586,050
Capital gain distributions from underlying funds	2,826,676
Total net realized gain (loss)		4,412,726
Change in net unrealized appreciation (depreciation) on underlying funds		33,375,636
Net gain (loss)		37,788,362
Net increase (decrease) in net assets resulting from operations		$37,310,461

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(477,901)	$4,545,316
Net realized gain (loss)	4,412,726	5,298,677
Change in net unrealized appreciation (depreciation)	33,375,636	41,715,023
Net increase (decrease) in net assets resulting from operations	37,310,461	51,559,016
Distributions to shareholders from net investment income	(14,088)	(4,567,082)
Distributions to shareholders from net realized gain	(4,661,846)	(9,571,484)
Total distributions	(4,675,934)	(14,138,566)
Share transactions - net increase (decrease)	43,889,526	67,699,971
Total increase (decrease) in net assets	76,524,053	105,120,421
Net Assets
Beginning of period	402,653,341	297,532,920
End of period	$479,177,394	$402,653,341
Other Information
Undistributed net investment income end of period	$–	$14,593
Accumulated net investment loss end of period	$(477,396)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2055 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$11.02	$11.92	$11.71	$10.56	$9.75
Income from Investment Operations
Net investment income (loss)A	(.02)	.14	.15	.16	.12	.18
Net realized and unrealized gain (loss)	1.09	1.51	(.59)	.62	1.49	.83
Total from investment operations	1.07	1.65	(.44)	.78	1.61	1.01
Distributions from net investment income	–	(.14)	(.14)	(.15)	(.11)	(.13)
Distributions from net realized gain	(.14)	(.34)	(.31)	(.42)	(.36)	(.07)
Total distributions	(.14)	(.48)	(.46)B	(.57)	(.46)C	(.20)
Net asset value, end of period	$13.12	$12.19	$11.02	$11.92	$11.71	$10.56
Total ReturnD,E,F	8.81%	15.49%	(3.89)%	6.85%	15.45%	10.51%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.76%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.76%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.27)%I	1.24%	1.31%	1.39%	1.11%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$198,321	$170,352	$130,309	$115,666	$81,217	$32,476
Portfolio turnover rateH	22%I	24%	24%	29%	43%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.314 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$10.98	$11.88	$11.68	$10.55	$9.75
Income from Investment Operations
Net investment income (loss)A	(.03)	.11	.12	.13	.10	.16
Net realized and unrealized gain (loss)	1.08	1.51	(.59)	.62	1.47	.82
Total from investment operations	1.05	1.62	(.47)	.75	1.57	.98
Distributions from net investment income	–	(.12)	(.12)	(.13)	(.09)	(.11)
Distributions from net realized gain	(.13)	(.34)	(.31)	(.42)	(.36)	(.07)
Total distributions	(.13)	(.46)	(.43)	(.55)	(.44)B	(.18)
Net asset value, end of period	$13.06	$12.14	$10.98	$11.88	$11.68	$10.55
Total ReturnC,D,E	8.69%	15.27%	(4.11)%	6.55%	15.07%	10.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.01%H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.01%H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.52)%H	.99%	1.06%	1.14%	.86%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$66,803	$58,052	$41,956	$33,436	$19,134	$7,239
Portfolio turnover rateG	22%H	24%	24%	29%	43%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.11	$10.98	$11.88	$11.69	$10.57	$9.74
Income from Investment Operations
Net investment income (loss)A	(.06)	.06	.06	.08	.04	.10
Net realized and unrealized gain (loss)	1.07	1.49	(.58)	.61	1.47	.83
Total from investment operations	1.01	1.55	(.52)	.69	1.51	.93
Distributions from net investment income	–	(.08)	(.08)	(.09)	(.05)	(.03)
Distributions from net realized gain	(.13)	(.34)	(.30)	(.41)	(.35)	(.07)
Total distributions	(.13)	(.42)	(.38)	(.50)	(.39)B	(.10)
Net asset value, end of period	$12.99	$12.11	$10.98	$11.88	$11.69	$10.57
Total ReturnC,D,E	8.38%	14.62%	(4.53)%	6.01%	14.46%	9.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.51%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.51%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.51%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(1.02)%H	.49%	.56%	.65%	.36%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$9,968	$8,529	$5,671	$4,180	$2,491	$1,094
Portfolio turnover rateG	22%H	24%	24%	29%	43%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$11.06	$11.96	$11.74	$10.59	$9.76
Income from Investment Operations
Net investment income (loss)A	–B	.17	.18	.19	.15	.21
Net realized and unrealized gain (loss)	1.08	1.51	(.60)	.63	1.48	.83
Total from investment operations	1.08	1.68	(.42)	.82	1.63	1.04
Distributions from net investment income	–B	(.16)	(.17)	(.18)	(.13)	(.14)
Distributions from net realized gain	(.14)	(.34)	(.31)	(.42)	(.36)	(.07)
Total distributions	(.14)	(.50)	(.48)	(.60)	(.48)C	(.21)
Net asset value, end of period	$13.18	$12.24	$11.06	$11.96	$11.74	$10.59
Total ReturnD,E	8.92%	15.81%	(3.64)%	7.15%	15.61%	10.84%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.51%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.51%H	-%	-%	-%	-%	-%
Net investment income (loss)	(.02)%H	1.49%	1.56%	1.64%	1.36%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$203,075	$165,720	$119,597	$87,769	$54,490	$18,438
Portfolio turnover rateG	22%H	24%	24%	29%	43%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.63
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	.44
Total from investment operations	.56
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$13.19
Total ReturnC,D	4.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	3.05%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,010
Portfolio turnover rateE	22%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Growth & Income Fund	11.9	8.1
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.3	9.5
Fidelity Series International Growth Fund	9.2	9.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.6	7.8
Fidelity Advisor Series Equity Value Fund	7.5	11.7
Fidelity Advisor Series Equity Growth Fund	6.4	6.6
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.1
Fidelity Series All-Sector Equity Fund	4.4	4.6
Fidelity Advisor Series Growth Opportunities Fund	4.1	4.4
	75.8	78.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.1%
Bond Funds	5.7%
Short-Term Funds	1.1%
Net Other Assets (Liabilities) *	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.8%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	0.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2060 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	307,605	$4,484,883
Fidelity Advisor Series Equity Value Fund (a)	389,248	5,219,812
Fidelity Advisor Series Growth & Income Fund (a)	553,373	8,289,530
Fidelity Advisor Series Growth Opportunities Fund (a)	220,476	2,894,848
Fidelity Advisor Series Opportunistic Insights Fund (a)	222,409	4,121,244
Fidelity Advisor Series Small Cap Fund (a)	183,207	2,253,442
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	397,251	5,350,975
Fidelity Series 100 Index Fund (a)	139,070	2,304,392
Fidelity Series 1000 Value Index Fund (a)	70,571	886,366
Fidelity Series All-Sector Equity Fund (a)	231,527	3,095,515
Fidelity Series Commodity Strategy Fund (a)	263,371	1,377,431
Fidelity Series Real Estate Equity Fund (a)	39,848	514,442
Fidelity Series Small Cap Opportunities Fund (a)	194,197	2,714,874
TOTAL DOMESTIC EQUITY FUNDS
(Cost $39,287,350)		43,507,754

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	61,227	651,452
Fidelity Series Emerging Markets Fund (a)	323,435	6,662,769
Fidelity Series International Growth Fund (a)	406,119	6,453,237
Fidelity Series International Small Cap Fund (a)	87,015	1,558,439
Fidelity Series International Value Fund (a)	599,627	6,457,987
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,744,701)		21,783,884

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	41,562	434,741
Fidelity Series Floating Rate High Income Fund (a)	17,458	165,675
Fidelity Series High Income Fund (a)	104,603	1,019,882
Fidelity Series Inflation-Protected Bond Index Fund (a)	53,682	530,913
Fidelity Series International Credit Fund (a)	3,023	30,377
Fidelity Series Investment Grade Bond Fund (a)	29,468	333,287
Fidelity Series Long-Term Treasury Bond Index Fund (a)	128,806	1,132,202
Fidelity Series Real Estate Income Fund (a)	28,386	317,072
TOTAL BOND FUNDS
(Cost $3,885,022)		3,964,149

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	15,613	156,129
Fidelity Series Government Money Market Fund 1.09% (a)(b)	585,672	585,672
TOTAL SHORT-TERM FUNDS
(Cost $741,590)		741,801
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $62,658,663)		69,997,588
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(52,803)
NET ASSETS - 100%		$69,944,785

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,883,602	$1,410,071	$322,529	$--	$(1,642)	$515,381	$4,484,883
Fidelity Advisor Series Equity Value Fund	5,120,357	1,967,240	1,990,761(a)	50,816	23,781	99,195	5,219,812
Fidelity Advisor Series Growth & Income Fund	3,548,790	4,672,371(a)	120,904	21,382	(2,475)	191,748	8,289,530
Fidelity Advisor Series Growth Opportunities Fund	1,900,912	914,695	216,663	--	2,582	293,322	2,894,848
Fidelity Advisor Series Opportunistic Insights Fund	2,656,409	1,317,816	263,557	--	(215)	410,791	4,121,244
Fidelity Advisor Series Short-Term Credit Fund	94,907	63,958	2,920	1,026	3	181	156,129
Fidelity Advisor Series Small Cap Fund	1,426,823	711,541	38,978	--	196	153,860	2,253,442
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3,400,620	1,830,274	79,711	--	2,998	196,794	5,350,975
Fidelity Series 100 Index Fund	1,471,465	730,977	38,437	--	(31)	140,418	2,304,392
Fidelity Series 1000 Value Index Fund	570,779	293,854	13,270	--	(78)	35,081	886,366
Fidelity Series All-Sector Equity Fund	1,995,788	991,469	85,063	--	1,034	192,287	3,095,515
Fidelity Series Canada Fund	--	630,165	54	--	--	21,341	651,452
Fidelity Series Commodity Strategy Fund	784,071	612,121	20,661	2,042	(207)	2,107	1,377,431
Fidelity Series Emerging Markets Debt Fund	287,447	145,850	6,257	10,996	86	7,615	434,741
Fidelity Series Emerging Markets Fund	4,363,146	2,115,826	628,817	--	12,431	800,183	6,662,769
Fidelity Series Floating Rate High Income Fund	109,403	59,350	2,607	3,160	4	(475)	165,675
Fidelity Series Government Money Market Fund 1.09%	292,135	302,012	8,475	2,096	--	--	585,672
Fidelity Series High Income Fund	663,148	360,313	15,643	23,171	9	12,055	1,019,882
Fidelity Series Inflation-Protected Bond Index Fund	358,487	180,077	8,343	271	42	650	530,913
Fidelity Series International Credit Fund	--	30,226	--	--	--	151	30,377
Fidelity Series International Growth Fund	4,113,503	2,106,389	413,204	--	9,290	637,259	6,453,237
Fidelity Series International Small Cap Fund	939,884	493,708	60,043	--	2,787	182,103	1,558,439
Fidelity Series International Value Fund	4,124,240	2,183,120	403,416	--	11,029	543,014	6,457,987
Fidelity Series Investment Grade Bond Fund	202,814	144,635	17,192	3,416	(4)	3,034	333,287
Fidelity Series Long-Term Treasury Bond Index Fund	177	1,147,104	9,345	4,502	(54)	(5,680)	1,132,202
Fidelity Series Real Estate Equity Fund	340,128	187,454	7,834	3,784	(237)	(5,069)	514,442
Fidelity Series Real Estate Income Fund	206,491	114,801	4,901	6,909	81	600	317,072
Fidelity Series Small Cap Opportunities Fund	1,724,001	1,068,861	39,908	4,892	(609)	(37,471)	2,714,874
Total	$43,579,527	$26,786,278	$4,819,493	$138,463	$60,801	$4,390,475	$69,997,588

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $62,658,663) — See accompanying schedule		$69,997,588
Cash		13
Receivable for investments sold		208
Receivable for fund shares sold		396,481
Total assets		70,394,290
Liabilities
Payable for investments purchased	$250,387
Payable for fund shares redeemed	146,308
Accrued management fee	41,728
Distribution and service plan fees payable	11,082
Total liabilities		449,505
Net Assets		$69,944,785
Net Assets consist of:
Paid in capital		$62,555,350
Accumulated net investment loss		(70,506)
Accumulated undistributed net realized gain (loss) on investments		121,016
Net unrealized appreciation (depreciation) on investments		7,338,925
Net Assets		$69,944,785
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($29,399,828 ÷ 2,533,865 shares)		$11.60
Maximum offering price per share (100/94.25 of $11.60)		$12.31
Class M:
Net Asset Value and redemption price per share ($9,581,346 ÷ 826,321 shares)		$11.60
Maximum offering price per share (100/96.50 of $11.60)		$12.02
Class C:
Net Asset Value and offering price per share ($1,654,702 ÷ 142,452 shares)(a)		$11.62
Class I:
Net Asset Value, offering price and redemption price per share ($28,973,917 ÷ 2,488,096 shares)		$11.65
Class Z6:
Net Asset Value, offering price and redemption price per share ($334,992 ÷ 28,751 shares)		$11.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$138,463
Expenses
Management fee	$151,799
Distribution and service plan fees	56,281
Independent trustees' fees and expenses	95
Total expenses before reductions	208,175
Expense reductions	(29)	208,146
Net investment income (loss)		(69,683)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	60,801
Capital gain distributions from underlying funds	395,481
Total net realized gain (loss)		456,282
Change in net unrealized appreciation (depreciation) on underlying funds		4,390,475
Net gain (loss)		4,846,757
Net increase (decrease) in net assets resulting from operations		$4,777,074

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(69,683)	$374,796
Net realized gain (loss)	456,282	652,819
Change in net unrealized appreciation (depreciation)	4,390,475	3,248,213
Net increase (decrease) in net assets resulting from operations	4,777,074	4,275,828
Distributions to shareholders from net investment income	(1,886)	(374,733)
Distributions to shareholders from net realized gain	(455,069)	(451,681)
Total distributions	(456,955)	(826,414)
Share transactions - net increase (decrease)	22,052,252	20,738,778
Total increase (decrease) in net assets	26,372,371	24,188,192
Net Assets
Beginning of period	43,572,414	19,384,222
End of period	$69,944,785	$43,572,414
Other Information
Undistributed net investment income end of period	$–	$1,063
Accumulated net investment loss end of period	$(70,506)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2060 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$9.62	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.13	.12	.15
Net realized and unrealized gain (loss)	.96	1.33	(.51)	.37
Total from investment operations	.94	1.46	(.39)	.52
Distributions from net investment income	–	(.12)	(.11)	(.10)
Distributions from net realized gain	(.10)	(.20)	(.22)	(.08)
Total distributions	(.10)	(.32)	(.33)	(.18)
Net asset value, end of period	$11.60	$10.76	$9.62	$10.34
Total ReturnC,D,E	8.78%	15.55%	(3.89)%	5.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.25%	.25%	.25%H
Expenses net of fee waivers, if any	.78%H	.25%	.25%	.25%H
Expenses net of all reductions	.78%H	.25%	.25%	.25%H
Net investment income (loss)	(.30)%H	1.30%	1.29%	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$29,400	$18,482	$9,058	$2,267
Portfolio turnover rateG	17%H	32%	64%	47%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$9.63	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	.11	.10	.13
Net realized and unrealized gain (loss)	.95	1.33	(.51)	.38
Total from investment operations	.92	1.44	(.41)	.51
Distributions from net investment income	–	(.10)	(.08)	(.09)
Distributions from net realized gain	(.09)	(.20)	(.21)	(.08)
Total distributions	(.09)	(.30)	(.29)	(.18)C
Net asset value, end of period	$11.60	$10.77	$9.63	$10.33
Total ReturnD,E,F	8.63%	15.29%	(4.09)%	5.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.03%I	.50%	.50%	.51%I,J
Expenses net of fee waivers, if any	1.03%I	.50%	.50%	.51%I,J
Expenses net of all reductions	1.03%I	.50%	.50%	.51%I,J
Net investment income (loss)	(.55)%I	1.05%	1.04%	1.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$9,581	$5,719	$3,189	$2,062
Portfolio turnover rateH	17%I	32%	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.81	$9.68	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	(.06)	.06	.05	.10
Net realized and unrealized gain (loss)	.96	1.33	(.51)	.38
Total from investment operations	.90	1.39	(.46)	.48
Distributions from net investment income	–	(.06)	–	(.08)
Distributions from net realized gain	(.09)	(.20)	(.17)	(.08)
Total distributions	(.09)	(.26)	(.17)	(.17)C
Net asset value, end of period	$11.62	$10.81	$9.68	$10.31
Total ReturnD,E,F	8.41%	14.65%	(4.60)%	4.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.53%I	1.00%	.99%J	1.02%I,J
Expenses net of fee waivers, if any	1.53%I	1.00%	.99%J	1.02%I,J
Expenses net of all reductions	1.53%I	1.00%	.99%J	1.02%I,J
Net investment income (loss)	(1.05)%I	.55%	.55%	1.47%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,655	$1,209	$1,292	$1,322
Portfolio turnover rateH	17%I	32%	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$9.65	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.16	.15	.17
Net realized and unrealized gain (loss)	.96	1.33	(.50)	.37
Total from investment operations	.96	1.49	(.35)	.54
Distributions from net investment income	–C	(.13)	(.12)	(.10)
Distributions from net realized gain	(.10)	(.20)	(.23)	(.08)
Total distributions	(.11)D	(.34)E	(.35)	(.19)F
Net asset value, end of period	$11.65	$10.80	$9.65	$10.35
Total ReturnG,H	8.90%	15.82%	(3.54)%	5.38%
Ratios to Average Net AssetsI,J
Expenses before reductions	.53%K	- %L	- %L	- %K,L
Expenses net of fee waivers, if any	.53%K	-%	-%	- %K
Expenses net of all reductions	.53%K	-%	-%	- %K
Net investment income (loss)	(.05)%K	1.55%	1.54%	2.49%K
Supplemental Data
Net assets, end of period (000 omitted)	$28,974	$18,162	$5,845	$399
Portfolio turnover rateJ	17%K	32%	64%	47%K

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.11 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.104 per share.

 E Total distributions of $.34 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.204 per share.

 F Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amounts do not include the activity of the Underlying Funds.

 K Annualized

 L Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.16
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.40
Total from investment operations	.49
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.65
Total ReturnC,D	4.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	2.53%G
Supplemental Data
Net assets, end of period (000 omitted)	$335
Portfolio turnover rateE	17%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2017

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund commenced sale of Class Z6 shares on June 6, 2017. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). During the period, one of the Underlying Funds changed its name from Fidelity Advisor Series Equity-Income Fund to Fidelity Advisor Series Equity Value Fund.

After the close of business on June 24, 2016, each Fund's outstanding Class B shares were converted to Class A shares. Each Fund's prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period April 1, 2016 through June 24, 2016.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$199,014,117	$18,735,106	$(1,363,543)	$17,371,563
Advisor Freedom 2005	186,416,969	23,335,389	(1,191,178)	22,144,211
Advisor Freedom 2010	437,161,295	66,897,658	(2,609,846)	64,287,812
Advisor Freedom 2015	995,402,817	191,364,638	(6,332,882)	185,031,756
Advisor Freedom 2020	2,143,460,328	425,149,241	(15,448,505)	409,700,736
Advisor Freedom 2025	2,486,435,922	529,798,966	(20,132,528)	509,666,438
Advisor Freedom 2030	2,350,193,308	590,304,529	(13,164,173)	577,140,356
Advisor Freedom 2035	1,814,438,248	515,469,889	(9,382,468)	506,087,421
Advisor Freedom 2040	1,641,597,374	475,960,034	(8,153,685)	467,806,349
Advisor Freedom 2045	1,020,425,863	271,107,859	(4,898,802)	266,209,057
Advisor Freedom 2050	807,130,165	211,480,309	(3,748,916)	207,731,393
Advisor Freedom 2055	414,079,507	67,148,610	(1,682,637)	65,465,973
Advisor Freedom 2060	62,950,224	7,192,624	(145,260)	7,047,364

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the underlying fund shares and in-kind transactions are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	20,843,594	33,703,073
Advisor Freedom 2005	20,199,707	30,120,733
Advisor Freedom 2010	46,804,864	75,935,004
Advisor Freedom 2015	104,954,606	198,298,510
Advisor Freedom 2020	228,273,175	376,030,889
Advisor Freedom 2025	311,930,304	396,034,636
Advisor Freedom 2030	338,067,757	439,625,968
Advisor Freedom 2035	270,264,022	333,637,452
Advisor Freedom 2040	236,236,270	311,401,642
Advisor Freedom 2045	165,145,267	167,892,308
Advisor Freedom 2050	139,374,373	131,523,742
Advisor Freedom 2055	91,099,752	49,235,882
Advisor Freedom 2060	26,786,278	4,819,493

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Effective June 1, 2017, under the management contract approved by the Board of Trustees (the Board) and shareholders, FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees.

For the period June 1, 2017 (June 6, 2017 for Class Z6) through September 30, 2017, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Class Z6)
Advisor Freedom Income	.465%	.415%
Advisor Freedom 2005	.491%	.435%
Advisor Freedom 2010	.533%	.468%
Advisor Freedom 2015	.576%	.503%
Advisor Freedom 2020	.618%	.538%
Advisor Freedom 2025	.661%	.573%
Advisor Freedom 2030	.703%	.608%
Advisor Freedom 2035	.746%	.643%
Advisor Freedom 2040	.746%	.643%
Advisor Freedom 2045	.746%	.643%
Advisor Freedom 2050	.746%	.643%
Advisor Freedom 2055	.746%	.643%
Advisor Freedom 2060	.746%	.643%

Effective June 6, 2017, under the expense contract approved by the Board, the investment adviser pays class-level expenses for Class Z6 of each Fund as necessary so that Class Z6 total expenses do not exceed certain amounts of Class Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class Z6)
Advisor Freedom Income	.365%
Advisor Freedom 2005	.377%
Advisor Freedom 2010	.396%
Advisor Freedom 2015	.415%
Advisor Freedom 2020	.435%
Advisor Freedom 2025	.454%
Advisor Freedom 2030	.474%
Advisor Freedom 2035	.493%
Advisor Freedom 2040	.493%
Advisor Freedom 2045	.493%
Advisor Freedom 2050	.493%
Advisor Freedom 2055	.493%
Advisor Freedom 2060	.493%

In addition, the Board and shareholders of each Underlying Fund approved a new management contract, effective June 1, 2017. Under the management contract, each Underlying Fund no longer pays a management fee, and most of each Underlying Fund's ordinary operating expenses are borne by the investment adviser.

Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service plan fees, compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom Income
Class A	-%	.25%	$105,230	$3,440
Class M	.25%	.25%	96,118	–
Class C	.75%	.25%	71,383	5,158
			$272,731	$8,598
Advisor Freedom 2005
Class A	-%	.25%	$146,388	$7,355
Class M	.25%	.25%	68,221	374
Class C	.75%	.25%	28,225	913
			$242,834	$8,642
Advisor Freedom 2010
Class A	-%	.25%	$325,281	$15,630
Class M	.25%	.25%	205,650	2,354
Class C	.75%	.25%	143,980	4,036
			$674,911	$22,020
Advisor Freedom 2015
Class A	-%	.25%	$789,140	$42,030
Class M	.25%	.25%	446,846	1,937
Class C	.75%	.25%	308,411	16,093
			$1,544,397	$60,060
Advisor Freedom 2020
Class A	-%	.25%	$1,623,819	$72,406
Class M	.25%	.25%	989,404	6,205
Class C	.75%	.25%	512,259	35,811
			$3,125,482	$114,422
Advisor Freedom 2025
Class A	-%	.25%	$1,875,870	$87,671
Class M	.25%	.25%	1,077,226	4,283
Class C	.75%	.25%	502,677	49,158
			$3,455,773	$141,112
Advisor Freedom 2030
Class A	-%	.25%	$1,772,980	$84,401
Class M	.25%	.25%	1,123,778	–
Class C	.75%	.25%	479,889	48,405
			$3,376,647	$132,806
Advisor Freedom 2035
Class A	-%	.25%	$1,403,289	$63,178
Class M	.25%	.25%	865,112	4,149
Class C	.75%	.25%	318,564	36,846
			$2,586,965	$104,173
Advisor Freedom 2040
Class A	-%	.25%	$1,211,991	$50,686
Class M	.25%	.25%	830,388	983
Class C	.75%	.25%	412,224	37,515
			$2,454,603	$89,184
Advisor Freedom 2045
Class A	-%	.25%	$707,635	$40,674
Class M	.25%	.25%	486,328	1,695
Class C	.75%	.25%	142,685	23,248
			$1,336,648	$65,617
Advisor Freedom 2050
Class A	-%	.25%	$508,295	$22,715
Class M	.25%	.25%	384,018	397
Class C	.75%	.25%	148,375	20,701
			$1,040,688	$43,813
Advisor Freedom 2055
Class A	-%	.25%	$230,705	$9,532
Class M	.25%	.25%	156,010	144
Class C	.75%	.25%	46,299	12,692
			$433,014	$22,368
Advisor Freedom 2060
Class A	-%	.25%	$29,853	$15,683
Class M	.25%	.25%	19,112	145
Class C	.75%	.25%	7,316	3,621
			$56,281	$19,449

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$4,790
Class M	553
Class C(a)	801
$6,144
Advisor Freedom 2005
Class A	$587
Class C(a)	268
$855
Advisor Freedom 2010
Class A	$4,441
Class M	365
Class C(a)	481
$5,287
Advisor Freedom 2015
Class A	$6,623
Class M	2,108
Class C(a)	2,014
$10,745
Advisor Freedom 2020
Class A	$16,239
Class M	3,299
Class C(a)	5,947
$25,485
Advisor Freedom 2025
Class A	$25,492
Class M	7,519
Class C(a)	3,682
$36,693
Advisor Freedom 2030
Class A	$24,018
Class M	3,751
Class C(a)	5,936
$33,705
Advisor Freedom 2035
Class A	$18,068
Class M	3,143
Class C(a)	3,392
$24,603
Advisor Freedom 2040
Class A	$16,643
Class M	2,144
Class C(a)	5,722
$24,509
Advisor Freedom 2045
Class A	$13,783
Class M	3,646
Class C(a)	4,569
$21,998
Advisor Freedom 2050
Class A	$11,553
Class M	1,378
Class C(a)	2,802
$15,733
Advisor Freedom 2055
Class A	$5,207
Class M	1,673
Class C(a)	1,720
$8,600
Advisor Freedom 2060
Class A	$579
Class M	1,126
Class C(a)	335
$2,040

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor Series Equity Value Fund ("selected Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Advisor Series Growth & Income Fund which is an affiliated investment company managed by FMR. Net realized gain (loss) on the redemptions of the selected Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related net gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Funds
Advisor Freedom Income	$1,835,460	$ 263,976
Advisor Freedom 2005	2,600,106	473,487
Advisor Freedom 2010	8,110,167	1,996,669
Advisor Freedom 2015	23,603,334	4,562,791
Advisor Freedom 2020	57,172,267	5,489,085
Advisor Freedom 2025	73,263,952	6,487,561
Advisor Freedom 2030	87,711,735	7,386,714
Advisor Freedom 2035	79,733,333	5,964,782
Advisor Freedom 2040	74,045,368	5,798,888
Advisor Freedom 2045	44,156,583	3,196,466
Advisor Freedom 2050	34,515,108	2,535,731
Advisor Freedom 2055	15,452,315	540,986
Advisor Freedom 2060	1,885,573	23,858

5. Expense Reductions.

Prior to June 1, 2017, FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, were excluded from this reimbursement. Effective June 1, 2017, these voluntary reimbursements were discontinued.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Advisor Freedom Income
Class A	.25%	$56
Class M	.50%	26
Class C	1.00%	9
Class I	-%	55
Advisor Freedom 2005
Class A	.25%	$77
Class M	.50%	18
Class C	1.00%	4
Class I	-%	39
Advisor Freedom 2010
Class A	.25%	$173
Class M	.50%	54
Class C	1.00%	19
Class I	-%	88
Advisor Freedom 2015
Class A	.25%	$420
Class M	.50%	119
Class C	1.00%	41
Class I	-%	215
Advisor Freedom 2020
Class A	.25%	$852
Class M	.50%	260
Class C	1.00%	67
Class I	-%	499
Advisor Freedom 2025
Class A	.25%	$968
Class M	.50%	278
Class C	1.00%	65
Class I	-%	594
Advisor Freedom 2030
Class A	.25%	$912
Class M	.50%	289
Class C	1.00%	62
Class I	-%	593
Advisor Freedom 2035
Class A	.25%	$716
Class M	.50%	221
Class C	1.00%	41
Class I	-%	470
Advisor Freedom 2040
Class A	.25%	$621
Class M	.50%	213
Class C	1.00%	53
Class I	-%	439
Advisor Freedom 2045
Class A	.25%	$356
Class M	.50%	123
Class C	1.00%	18
Class I	-%	285
Advisor Freedom 2050
Class A	.25%	$255
Class M	.50%	96
Class C	1.00%	19
Class I	-%	240
Advisor Freedom 2055
Class A	.25%	$110
Class M	.50%	37
Class C	1.00%	6
Class I	-%	111
Advisor Freedom 2060
Class A	.25%	$12
Class M	.50%	4
Class C	1.00%	1
Class I	-%	12

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2017(a)	Year ended March 31, 2017
Advisor Freedom Income
From net investment income
Class A	$381,293	$1,396,856
Class M	125,928	493,459
Class B	–	527
Class C	9,161	113,110
Class I	472,822	1,403,708
Class Z6	1,038	–
Total	$990,242	$3,407,660
From net realized gain
Class A	$595,398	$1,266,025
Class M	269,209	548,704
Class B	–	4,869
Class C	100,171	195,946
Class I	590,715	1,092,131
Total	$1,555,493	$3,107,675
Advisor Freedom 2005
From net investment income
Class A	$245,737	$1,973,197
Class M	38,569	385,893
Class B	–	184
Class C	–	51,825
Class I	163,440	1,130,500
Total	$447,746	$3,541,599
From net realized gain
Class A	$1,326,977	$2,829,723
Class M	306,284	631,717
Class B	–	4,475
Class C	64,155	134,120
Class I	668,617	1,345,351
Total	$2,366,033	$4,945,386
Advisor Freedom 2010
From net investment income
Class A	$568,011	$4,477,860
Class M	126,073	1,130,843
Class B	–	85
Class C	9,459	252,508
Class I	377,328	2,427,938
Total	$1,080,871	$8,289,234
From net realized gain
Class A	$4,375,788	$9,091,246
Class M	1,380,168	2,666,131
Class B	–	18,204
Class C	491,873	905,318
Class I	2,180,115	4,087,540
Total	$8,427,944	$16,768,439
Advisor Freedom 2015
From net investment income
Class A	$1,273,003	$10,387,191
Class M	243,229	2,380,290
Class C	9,867	497,030
Class I	841,023	5,952,820
Total	$2,367,122	$19,217,331
From net realized gain
Class A	$11,660,616	$21,478,534
Class M	3,276,438	5,718,301
Class B	–	56,551
Class C	1,129,734	1,897,955
Class I	5,836,184	10,594,742
Total	$21,902,972	$39,746,083
Advisor Freedom 2020
From net investment income
Class A	$2,229,625	$19,983,983
Class M	441,116	4,842,366
Class C	–	767,338
Class I	1,780,403	12,773,120
Total	$4,451,144	$38,366,807
From net realized gain
Class A	$20,066,608	$40,296,263
Class M	6,087,334	11,312,600
Class B	–	157,930
Class C	1,578,175	2,955,952
Class I	11,516,970	21,844,567
Total	$39,249,087	$76,567,312
Advisor Freedom 2025
From net investment income
Class A	$2,146,289	$21,470,705
Class M	352,858	4,782,696
Class C	–	732,090
Class I	1,804,797	14,353,988
Total	$4,303,944	$41,339,479
From net realized gain
Class A	$21,349,940	$45,815,189
Class M	6,062,537	12,169,386
Class B	–	136,189
Class C	1,378,301	2,834,506
Class I	12,633,567	26,349,771
Total	$41,424,345	$87,305,041
Advisor Freedom 2030
From net investment income
Class A	$890,655	$18,430,435
Class M	31,582	4,678,224
Class C	–	683,038
Class I	1,121,920	13,350,800
Total	$2,044,157	$37,142,497
From net realized gain
Class A	$23,156,998	$47,411,197
Class M	7,390,002	14,575,332
Class B	–	181,885
Class C	1,521,577	3,005,327
Class I	14,584,937	29,678,995
Total	$46,653,514	$94,852,736
Advisor Freedom 2035
From net investment income
Class A	$–	$13,587,492
Class M	–	3,416,658
Class C	–	426,644
Class I	–	9,563,549
Total	$ -	$26,994,343
From net realized gain
Class A	$18,560,794	$38,475,348
Class M	5,466,691	10,912,610
Class B	–	135,368
Class C	1,022,076	1,993,967
Class I	12,160,499	24,465,797
Total	$37,210,060	$75,983,090
Advisor Freedom 2040
From net investment income
Class A	$–	$11,910,732
Class M	–	3,348,294
Class C	–	560,185
Class I	–	9,099,703
Total	$–	$24,918,914
From net realized gain
Class A	$15,889,579	$34,090,941
Class M	5,327,205	11,320,686
Class B	–	170,019
Class C	1,326,213	2,679,478
Class I	11,417,156	23,291,076
Total	$33,960,153	$71,552,200
Advisor Freedom 2045
From net investment income
Class A	$–	$6,743,556
Class M	–	1,906,757
Class C	–	189,014
Class I	–	5,692,571
Total	$–	$14,531,898
From net realized gain
Class A	$8,592,288	$18,452,182
Class M	2,875,818	5,768,381
Class B	–	39,187
Class C	419,922	829,711
Class I	6,905,761	13,952,584
Total	$18,793,789	$39,042,045
Advisor Freedom 2050
From net investment income
Class A	$–	$4,709,123
Class M	–	1,501,192
Class C	–	192,567
Class I	–	4,786,719
Total	$–	$11,189,601
From net realized gain
Class A	$5,843,566	$12,279,605
Class M	2,118,981	4,394,815
Class B	–	48,585
Class C	399,060	839,720
Class I	5,537,663	11,235,299
Total	$13,899,270	$28,798,024
Advisor Freedom 2055
From net investment income
Class A	$–	$1,870,569
Class M	–	561,240
Class C	–	55,815
Class I	14,088	2,079,458
Total	$14,088	$4,567,082
From net realized gain
Class A	$1,940,250	$4,075,271
Class M	629,701	1,364,510
Class C	91,423	180,787
Class I	2,000,472	3,950,916
Total	$4,661,846	$9,571,484
Advisor Freedom 2060
From net investment income
Class A	$–	$172,576
Class M	–	37,768
Class C	–	5,349
Class I	1,886	159,040
Total	$1,886	$374,733
From net realized gain
Class A	$191,194	$226,072
Class M	56,458	57,107
Class C	11,316	18,997
Class I	196,101	149,505
Total	$455,069	$451,681

 (a) Amounts for Class Z6 are for the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2017 (a)	Year ended March 31, 2017	Six months ended September 30, 2017 (a)	Year ended March 31, 2017
Advisor Freedom Income
Class A
Shares sold	693,930	2,494,487	$7,689,073	$26,903,908
Reinvestment of distributions	88,243	246,230	969,134	2,629,753
Shares redeemed	(1,472,947)	(4,027,001)	(16,290,945)	(43,404,632)
Net increase (decrease)	(690,774)	(1,286,284)	$(7,632,738)	$(13,870,971)
Class M
Shares sold	570,584	1,069,596	$6,297,677	$11,534,711
Reinvestment of distributions	35,399	95,143	388,481	1,014,496
Shares redeemed	(722,554)	(1,678,273)	(7,982,668)	(18,101,104)
Net increase (decrease)	(116,571)	(513,534)	$(1,296,510)	$(5,551,897)
Class B
Shares sold	–	1,191	$–	$12,706
Reinvestment of distributions	–	508	–	5,371
Shares redeemed	–	(62,185)	–	(661,437)
Net increase (decrease)	–	(60,486)	$–	$(643,360)
Class C
Shares sold	132,464	198,081	$1,465,025	$2,132,123
Reinvestment of distributions	8,796	25,254	96,200	268,554
Shares redeemed	(204,140)	(287,063)	(2,254,683)	(3,096,537)
Net increase (decrease)	(62,880)	(63,728)	$(693,458)	$(695,860)
Class I
Shares sold	1,229,456	2,592,320	$13,648,772	$28,091,075
Reinvestment of distributions	95,899	231,637	1,057,385	2,482,393
Shares redeemed	(1,566,731)	(3,194,359)	(17,420,987)	(34,573,157)
Net increase (decrease)	(241,376)	(370,402)	$(2,714,830)	$(3,999,689)
Class Z6
Shares sold	59,457	–	$665,758	$–
Reinvestment of distributions	93	–	1,038	–
Shares redeemed	(4,387)	–	(49,306)	–
Net increase (decrease)	55,163	–	$617,490	$–
Advisor Freedom 2005
Class A
Shares sold	710,449	2,248,874	$8,537,894	$26,161,114
Reinvestment of distributions	130,025	414,812	1,540,794	4,716,740
Shares redeemed	(1,362,091)	(4,357,389)	(16,338,484)	(50,652,047)
Net increase (decrease)	(521,617)	(1,693,703)	$(6,259,796)	$(19,774,193)
Class M
Shares sold	316,857	674,483	$3,791,961	$7,841,512
Reinvestment of distributions	28,637	88,172	339,057	1,002,121
Shares redeemed	(389,748)	(1,039,759)	(4,667,680)	(12,094,590)
Net increase (decrease)	(44,254)	(277,104)	$(536,662)	$(3,250,957)
Class B
Shares sold	–	2	$–	$26
Reinvestment of distributions	–	408	–	4,639
Shares redeemed	–	(29,514)	–	(337,993)
Net increase (decrease)	–	(29,104)	$–	$(333,328)
Class C
Shares sold	18,891	50,507	$226,605	$586,955
Reinvestment of distributions	5,060	15,214	59,907	172,750
Shares redeemed	(34,430)	(132,932)	(412,072)	(1,546,152)
Net increase (decrease)	(10,479)	(67,211)	$(125,560)	$(786,447)
Class I
Shares sold	591,531	1,711,139	$7,148,628	$20,022,716
Reinvestment of distributions	69,492	215,242	829,041	2,463,732
Shares redeemed	(797,414)	(2,317,228)	(9,632,035)	(27,091,146)
Net increase (decrease)	(136,391)	(390,847)	$(1,654,366)	$(4,604,698)
Class Z6
Shares sold	8,728	–	$105,168	$–
Net increase (decrease)	8,728	–	$105,168	$–
Advisor Freedom 2010
Class A
Shares sold	1,693,014	4,202,210	$21,178,701	$50,632,735
Reinvestment of distributions	395,050	1,136,991	4,867,016	13,390,689
Shares redeemed	(3,327,882)	(11,642,884)	(41,611,858)	(140,759,640)
Net increase (decrease)	(1,239,818)	(6,303,683)	$(15,566,141)	$(76,736,216)
Class M
Shares sold	673,529	1,568,969	$8,413,146	$18,878,541
Reinvestment of distributions	122,196	321,077	1,500,569	3,768,669
Shares redeemed	(1,110,766)	(2,892,565)	(13,838,718)	(34,889,456)
Net increase (decrease)	(315,041)	(1,002,519)	$(3,925,003)	$(12,242,246)
Class B
Shares sold	–	493	$–	$5,909
Reinvestment of distributions	–	1,445	–	16,965
Shares redeemed	–	(97,295)	–	(1,146,600)
Net increase (decrease)	–	(95,357)	$–	$(1,123,726)
Class C
Shares sold	51,129	162,229	$631,864	$1,942,907
Reinvestment of distributions	38,663	92,679	472,070	1,082,047
Shares redeemed	(237,599)	(421,870)	(2,934,146)	(5,021,203)
Net increase (decrease)	(147,807)	(166,962)	$(1,830,212)	$(1,996,249)
Class I
Shares sold	1,753,998	2,987,760	$22,040,064	$36,241,094
Reinvestment of distributions	206,079	549,470	2,549,198	6,498,678
Shares redeemed	(2,098,343)	(5,005,652)	(26,337,687)	(60,609,754)
Net increase (decrease)	(138,266)	(1,468,422)	$(1,748,425)	$(17,869,982)
Class Z6
Shares sold	21,185	–	$267,412	$–
Shares redeemed	–	–	–	–
Net increase (decrease)	21,185	–	$267,412	$–
Advisor Freedom 2015
Class A
Shares sold	3,699,271	11,192,220	$46,659,253	$134,714,283
Reinvestment of distributions	1,030,485	2,687,681	12,788,314	31,512,077
Shares redeemed	(9,514,115)	(23,911,759)	(119,805,415)	(287,958,855)
Net increase (decrease)	(4,784,359)	(10,031,858)	$(60,357,848)	$(121,732,495)
Class M
Shares sold	1,633,629	3,553,783	$20,579,813	$42,739,339
Reinvestment of distributions	281,416	680,892	3,486,742	7,971,907
Shares redeemed	(2,548,721)	(5,938,688)	(32,121,706)	(71,417,477)
Net increase (decrease)	(633,676)	(1,704,013)	$(8,055,151)	$(20,706,231)
Class B
Shares sold	–	289	$–	$3,362
Reinvestment of distributions	–	4,552	–	52,894
Shares redeemed	–	(268,343)	–	(3,136,375)
Net increase (decrease)	–	(263,502)	$–	$(3,080,119)
Class C
Shares sold	245,296	429,086	$3,061,315	$5,148,246
Reinvestment of distributions	89,895	198,520	1,107,505	2,308,212
Shares redeemed	(527,835)	(1,065,959)	(6,606,626)	(12,720,124)
Net increase (decrease)	(192,644)	(438,353)	$(2,437,806)	$(5,263,666)
Class I
Shares sold	3,950,388	6,719,861	$50,176,514	$81,632,572
Reinvestment of distributions	531,308	1,388,672	6,646,667	16,411,339
Shares redeemed	(4,979,403)	(13,153,332)	(63,300,915)	(159,964,116)
Net increase (decrease)	(497,707)	(5,044,799)	$(6,477,734)	$(61,920,205)
Class Z6
Shares sold	58,108	–	$748,361	$–
Shares redeemed	(14)	–	(182)	–
Net increase (decrease)	58,094	–	$748,179	$–
Advisor Freedom 2020
Class A
Shares sold	7,698,385	22,259,083	$104,399,175	$284,697,924
Reinvestment of distributions	1,644,482	4,781,037	21,953,842	59,403,628
Shares redeemed	(16,256,050)	(43,489,286)	(220,508,536)	(556,732,167)
Net increase (decrease)	(6,913,183)	(16,449,166)	$(94,155,519)	$(212,630,615)
Class M
Shares sold	3,237,179	8,239,623	$43,864,120	$105,605,312
Reinvestment of distributions	482,153	1,282,077	6,436,743	15,926,563
Shares redeemed	(5,420,382)	(11,253,403)	(73,536,732)	(144,187,473)
Net increase (decrease)	(1,701,050)	(1,731,703)	$(23,235,869)	$(22,655,598)
Class B
Shares sold	–	754	$–	$9,263
Reinvestment of distributions	–	12,000	–	147,357
Shares redeemed	–	(650,519)	–	(8,037,147)
Net increase (decrease)	–	(637,765)	$–	$(7,880,527)
Class C
Shares sold	494,869	952,705	$6,642,473	$12,091,583
Reinvestment of distributions	114,973	288,834	1,524,547	3,559,407
Shares redeemed	(820,759)	(2,034,383)	(11,033,406)	(25,901,629)
Net increase (decrease)	(210,917)	(792,844)	$(2,866,386)	$(10,250,639)
Class I
Shares sold	9,191,177	17,509,622	$125,711,242	$225,983,350
Reinvestment of distributions	984,796	2,753,677	13,245,502	34,489,320
Shares redeemed	(10,249,497)	(25,762,580)	(140,153,699)	(332,675,770)
Net increase (decrease)	(73,524)	(5,499,281)	$(1,196,955)	$(72,203,100)
Class Z6
Shares sold	81,641	–	$1,130,006	$–
Shares redeemed	(4)	–	(57)	–
Net increase (decrease)	81,637	–	$1,129,949	$–
Advisor Freedom 2025
Class A
Shares sold	10,223,151	25,601,574	$137,596,138	$322,205,614
Reinvestment of distributions	1,748,647	5,447,622	23,152,083	66,353,250
Shares redeemed	(18,149,452)	(42,382,865)	(244,123,980)	(533,830,938)
Net increase (decrease)	(6,177,654)	(11,333,669)	$(83,375,759)	$(145,272,074)
Class M
Shares sold	4,074,525	9,663,460	$54,871,417	$121,810,664
Reinvestment of distributions	475,833	1,365,367	6,314,307	16,658,442
Shares redeemed	(5,013,104)	(11,675,916)	(67,769,724)	(147,231,177)
Net increase (decrease)	(462,746)	(647,089)	$(6,584,000)	$(8,762,071)
Class B
Shares sold	–	575	$–	$6,910
Reinvestment of distributions	–	10,996	–	131,516
Shares redeemed	–	(506,132)	–	(6,082,906)
Net increase (decrease)	–	(494,561)	$–	$(5,944,480)
Class C
Shares sold	597,642	1,173,292	$7,924,276	$14,579,050
Reinvestment of distributions	102,674	285,842	1,341,944	3,429,289
Shares redeemed	(839,549)	(1,482,837)	(11,167,401)	(18,448,804)
Net increase (decrease)	(139,233)	(23,703)	$(1,901,181)	$(440,465)
Class I
Shares sold	12,456,410	21,283,507	$169,072,041	$270,333,001
Reinvestment of distributions	1,080,131	3,304,105	14,419,751	40,606,737
Shares redeemed	(11,101,484)	(28,567,674)	(150,688,513)	(363,666,811)
Net increase (decrease)	2,435,057	(3,980,062)	$32,803,279	$(52,727,073)
Class Z6
Shares sold	149,584	–	$2,064,946	$–
Shares redeemed	(1)	–	(21)	–
Net increase (decrease)	149,583	–	$2,064,925	$–
Advisor Freedom 2030
Class A
Shares sold	9,345,678	24,154,997	$135,385,903	$322,352,172
Reinvestment of distributions	1,655,811	5,047,646	23,578,744	64,726,553
Shares redeemed	(16,320,651)	(37,622,901)	(236,419,968)	(502,399,777)
Net increase (decrease)	(5,319,162)	(8,420,258)	$(77,455,321)	$(115,321,052)
Class M
Shares sold	3,751,361	9,067,980	$54,095,505	$120,441,600
Reinvestment of distributions	516,426	1,490,663	7,322,915	19,010,341
Shares redeemed	(5,412,207)	(11,814,020)	(78,219,567)	(157,007,286)
Net increase (decrease)	(1,144,420)	(1,255,377)	$(16,801,147)	$(17,555,345)
Class B
Shares sold	–	806	$–	$10,114
Reinvestment of distributions	–	13,509	–	169,402
Shares redeemed	–	(539,084)	–	(6,796,686)
Net increase (decrease)	–	(524,769)	$–	$(6,617,170)
Class C
Shares sold	468,877	1,101,268	$6,690,797	$14,505,929
Reinvestment of distributions	105,240	279,157	1,476,519	3,516,570
Shares redeemed	(769,623)	(1,426,059)	(10,979,510)	(18,791,556)
Net increase (decrease)	(195,506)	(45,634)	$(2,812,194)	$(769,057)
Class I
Shares sold	12,332,960	18,963,300	$179,528,799	$254,803,137
Reinvestment of distributions	1,095,092	3,331,692	15,681,718	42,991,010
Shares redeemed	(11,717,058)	(26,887,285)	(171,165,196)	(361,278,339)
Net increase (decrease)	1,710,994	(4,592,293)	$24,045,321	$(63,484,192)
Class Z6
Shares sold	183,200	–	$2,710,153	$–
Shares redeemed	(7,867)	–	(116,302)	–
Net increase (decrease)	175,333	–	$2,593,851	$–
Advisor Freedom 2035
Class A
Shares sold	7,992,002	20,964,331	$112,006,192	$266,773,952
Reinvestment of distributions	1,322,102	4,215,522	18,192,117	51,222,283
Shares redeemed	(14,163,041)	(31,584,221)	(198,682,623)	(403,185,266)
Net increase (decrease)	(4,848,937)	(6,404,368)	$(68,484,314)	$(85,189,031)
Class M
Shares sold	3,378,859	8,015,582	$47,043,316	$101,168,617
Reinvestment of distributions	393,884	1,171,573	5,376,517	14,118,577
Shares redeemed	(4,317,595)	(8,653,016)	(60,273,267)	(109,243,486)
Net increase (decrease)	(544,852)	534,139	$(7,853,434)	$6,043,708
Class B
Shares sold	–	387	$–	$4,628
Reinvestment of distributions	–	11,097	–	130,498
Shares redeemed	–	(378,032)	–	(4,470,318)
Net increase (decrease)	–	(366,548)	$–	$(4,335,192)
Class C
Shares sold	363,338	820,719	$4,968,545	$10,303,416
Reinvestment of distributions	74,708	199,168	1,004,845	2,358,471
Shares redeemed	(478,252)	(910,537)	(6,554,528)	(11,305,483)
Net increase (decrease)	(40,206)	109,350	$(581,138)	$1,356,404
Class I
Shares sold	10,961,543	16,521,392	$154,670,734	$212,505,868
Reinvestment of distributions	877,267	2,773,266	12,150,148	33,964,901
Shares redeemed	(9,206,928)	(24,049,130)	(130,128,444)	(309,011,122)
Net increase (decrease)	2,631,882	(4,754,472)	$36,692,438	$(62,540,353)
Class Z6
Shares sold	88,843	–	$1,276,618	$–
Shares redeemed	(1,444)	–	(21,046)	–
Net increase (decrease)	87,399	–	$1,255,572	$–
Advisor Freedom 2040
Class A
Shares sold	6,464,806	17,466,598	$97,018,052	$237,762,232
Reinvestment of distributions	1,059,069	3,476,525	15,589,489	45,294,736
Shares redeemed	(11,582,904)	(26,454,006)	(173,897,525)	(361,822,566)
Net increase (decrease)	(4,059,029)	(5,510,883)	$(61,289,984)	$(78,765,598)
Class M
Shares sold	2,837,595	7,472,615	$42,422,281	$101,507,043
Reinvestment of distributions	360,060	1,120,388	5,282,073	14,523,730
Shares redeemed	(3,723,018)	(9,684,613)	(55,695,056)	(131,502,202)
Net increase (decrease)	(525,363)	(1,091,610)	$(7,990,702)	$(15,471,429)
Class B
Shares sold	–	811	$–	$10,383
Reinvestment of distributions	–	12,839	–	162,282
Shares redeemed	–	(438,998)	–	(5,572,683)
Net increase (decrease)	–	(425,348)	$–	$(5,400,018)
Class C
Shares sold	336,142	800,047	$4,926,421	$10,704,582
Reinvestment of distributions	90,429	248,578	1,303,985	3,160,945
Shares redeemed	(430,174)	(1,091,446)	(6,329,691)	(14,671,044)
Net increase (decrease)	(3,603)	(42,821)	$(99,285)	$(805,517)
Class I
Shares sold	9,518,985	15,829,040	$143,627,068	$218,014,568
Reinvestment of distributions	770,415	2,469,110	11,409,848	32,375,295
Shares redeemed	(9,206,748)	(21,207,635)	(139,180,781)	(291,344,802)
Net increase (decrease)	1,082,652	(2,909,485)	$15,856,135	$(40,954,939)
Class Z6
Shares sold	58,249	–	$893,250	$–
Shares redeemed	(11)	–	(169)	–
Net increase (decrease)	58,238	–	$893,081	$–
Advisor Freedom 2045
Class A
Shares sold	6,873,772	17,252,582	$79,855,165	$181,853,072
Reinvestment of distributions	735,929	2,462,232	8,389,594	24,750,233
Shares redeemed	(9,408,765)	(22,305,034)	(109,315,181)	(235,715,209)
Net increase (decrease)	(1,799,064)	(2,590,220)	$(21,070,422)	$(29,111,904)
Class M
Shares sold	2,844,000	6,628,910	$32,793,225	$69,214,923
Reinvestment of distributions	252,396	764,715	2,857,125	7,631,868
Shares redeemed	(2,908,844)	(6,339,013)	(33,628,561)	(66,446,041)
Net increase (decrease)	187,552	1,054,612	$2,021,789	$10,400,750
Class B
Shares sold	–	–	$–	$–
Reinvestment of distributions	–	4,003	–	39,186
Shares redeemed	–	(129,611)	–	(1,280,562)
Net increase (decrease)	–	(125,608)	$–	$(1,241,376)
Class C
Shares sold	295,463	583,548	$3,368,727	$6,073,526
Reinvestment of distributions	37,358	102,586	418,413	1,011,119
Shares redeemed	(300,915)	(525,797)	(3,424,602)	(5,471,361)
Net increase (decrease)	31,906	160,337	$362,538	$1,613,284
Class I
Shares sold	9,155,236	15,244,964	$106,980,974	$162,005,611
Reinvestment of distributions	602,398	1,939,715	6,903,478	19,643,941
Shares redeemed	(7,425,975)	(18,032,871)	(86,928,475)	(191,509,176)
Net increase (decrease)	2,331,659	(848,192)	$26,955,977	$(9,859,624)
Class Z6
Shares sold	55,570	–	$660,918	$–
Shares redeemed	(2)	–	(21)	–
Net increase (decrease)	55,568	–	$660,897	$–
Advisor Freedom 2050
Class A
Shares sold	5,829,735	13,799,385	$67,379,254	$144,640,305
Reinvestment of distributions	501,280	1,662,896	5,689,532	16,634,412
Shares redeemed	(7,079,295)	(15,826,474)	(81,839,322)	(166,323,863)
Net increase (decrease)	(748,280)	(364,193)	$(8,770,536)	$(5,049,146)
Class M
Shares sold	2,410,814	5,371,614	$27,757,252	$55,898,271
Reinvestment of distributions	185,932	588,794	2,099,171	5,856,350
Shares redeemed	(2,491,742)	(5,359,307)	(28,733,259)	(55,940,464)
Net increase (decrease)	105,004	601,101	$1,123,164	$5,814,157
Class B
Shares sold	–	29	$–	$284
Reinvestment of distributions	–	4,919	–	47,861
Shares redeemed	–	(174,970)	–	(1,712,712)
Net increase (decrease)	–	(170,022)	$–	$(1,664,567)
Class C
Shares sold	280,560	567,474	$3,197,831	$5,874,580
Reinvestment of distributions	35,614	103,905	398,525	1,020,402
Shares redeemed	(231,317)	(548,371)	(2,631,081)	(5,674,279)
Net increase (decrease)	84,857	123,008	$965,275	$1,220,703
Class I
Shares sold	7,805,936	14,138,033	$90,784,115	$149,514,359
Reinvestment of distributions	485,066	1,591,607	5,534,602	16,017,973
Shares redeemed	(6,396,137)	(15,379,922)	(74,568,753)	(162,081,239)
Net increase (decrease)	1,894,865	349,718	$21,749,964	$3,451,093
Class Z6
Shares sold	95,235	–	$1,128,859	$–
Shares redeemed	(4,630)	–	(55,554)	–
Net increase (decrease)	90,605	–	$1,073,305	$–
Advisor Freedom 2055
Class A
Shares sold	3,584,007	7,916,560	$45,237,715	$90,375,985
Reinvestment of distributions	148,594	523,156	1,841,074	5,707,929
Shares redeemed	(2,587,102)	(6,295,906)	(32,703,456)	(72,106,749)
Net increase (decrease)	1,145,499	2,143,810	$14,375,333	$23,977,165
Class M
Shares sold	1,281,837	2,732,217	$16,104,448	$31,007,914
Reinvestment of distributions	50,863	177,026	627,648	1,922,189
Shares redeemed	(997,121)	(1,948,491)	(12,555,754)	(22,224,779)
Net increase (decrease)	335,579	960,752	$4,176,342	$10,705,324
Class C
Shares sold	126,894	316,652	$1,586,213	$3,576,645
Reinvestment of distributions	7,427	21,848	91,423	236,075
Shares redeemed	(71,235)	(151,022)	(891,497)	(1,727,417)
Net increase (decrease)	63,086	187,478	$786,139	$2,085,303
Class I
Shares sold	4,314,796	8,513,386	$54,705,290	$97,753,864
Reinvestment of distributions	161,934	550,025	2,014,456	6,030,191
Shares redeemed	(2,607,573)	(6,340,869)	(33,157,439)	(72,851,876)
Net increase (decrease)	1,869,157	2,722,542	$23,562,307	$30,932,179
Class Z6
Shares sold	76,821	–	$992,824	$–
Shares redeemed	(261)	–	(3,419)	–
Net increase (decrease)	76,560	–	$989,405	$–
Advisor Freedom 2060
Class A
Shares sold	1,145,344	1,725,527	$12,770,567	$17,397,251
Reinvestment of distributions	17,221	40,951	188,740	397,839
Shares redeemed	(345,804)	(990,604)	(3,855,852)	(9,965,288)
Net increase (decrease)	816,761	775,874	$9,103,455	$7,829,802
Class M
Shares sold	400,116	493,796	$4,466,292	$5,040,285
Reinvestment of distributions	5,151	9,778	56,458	94,875
Shares redeemed	(110,205)	(303,525)	(1,238,012)	(3,017,633)
Net increase (decrease)	295,062	200,049	$3,284,738	$2,117,527
Class C
Shares sold	54,667	85,955	$611,222	$874,633
Reinvestment of distributions	1,029	2,528	11,316	24,346
Shares redeemed	(25,046)	(110,184)	(282,238)	(1,080,968)
Net increase (decrease)	30,650	(21,701)	$340,300	$(181,989)
Class I
Shares sold	1,154,373	1,641,454	$12,928,141	$16,721,474
Reinvestment of distributions	18,015	31,488	197,987	308,545
Shares redeemed	(366,727)	(596,496)	(4,129,006)	(6,056,581)
Net increase (decrease)	805,661	1,076,446	$8,997,122	$10,973,438
Class Z6
Shares sold	28,751	–	$326,639	$–
Shares redeemed	–(b)	–	(2)	–
Net increase (decrease)	28,751	–	$326,637	$–

 (a) Amounts for Class Z6 are for the period June 6, 2017 (commencement of sale of shares) to September 30, 2017

 (b) Amounts represents less than one share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom 2015 Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor Series Equity Growth Fund	–%	11%	15%	17%	16%	15%
Fidelity Advisor Series Equity Value Fund	–%	11%	15%	17%	16%	15%
Fidelity Advisor Series Growth & Income Fund	–%	11%	15%	17%	16%	15%
Fidelity Advisor Series Growth Opportunities Fund	–%	11%	15%	17%	16%	15%
Fidelity Advisor Series Opportunistic Insights Fund	–%	11%	15%	17%	16%	15%
Fidelity Advisor Series Short-Term Credit Fund	16%	26%	23%	–%	–%	–%
Fidelity Advisor Series Small Cap Fund	–%	11%	15%	17%	16%	15%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	–%	11%	15%	17%	16%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	100%
Fidelity Advisor Series Equity Value Fund	100%
Fidelity Advisor Series Growth & Income Fund	100%
Fidelity Advisor Series Growth Opportunities Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Short-Term Credit Fund	100%
Fidelity Advisor Series Small Cap Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017) for Class A, Class M, Class C, and Class I and for the period (June 6, 2017 to September 30, 2017) for Class Z6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value September 30, 2017	Expenses Paid During Period
Advisor Freedom Income
Class A	.56%
Actual		$1,000.00	$1,035.60	$2.86-B,C
Hypothetical-D		$1,000.00	$1,022.26	$2.84-C,E
Class M	.81%
Actual		$1,000.00	$1,034.40	$4.13-B,C
Hypothetical-D		$1,000.00	$1,021.01	$4.10-C,E
Class C	1.31%
Actual		$1,000.00	$1,031.70	$6.67-B,C
Hypothetical-D		$1,000.00	$1,018.50	$6.63-C,E
Class I	.31%
Actual		$1,000.00	$1,036.70	$1.58-B,C
Hypothetical-D		$1,000.00	$1,023.51	$1.57-C,E
Class Z6	.37%
Actual		$1,000.00	$1,016.90	$1.20-B
Hypothetical-D		$1,000.00	$1,023.21	$1.88-E
Advisor Freedom 2005
Class A	.58%
Actual		$1,000.00	$1,044.30	$2.97-B,C
Hypothetical-D		$1,000.00	$1,022.16	$2.94-C,E
Class M	.83%
Actual		$1,000.00	$1,042.80	$4.25-B,C
Hypothetical-D		$1,000.00	$1,020.91	$4.20-C,E
Class C	1.33%
Actual		$1,000.00	$1,041.40	$6.81-B,C
Hypothetical-D		$1,000.00	$1,018.40	$6.73-C,E
Class I	.33%
Actual		$1,000.00	$1,045.60	$1.69-B,C
Hypothetical-D		$1,000.00	$1,023.41	$1.67-C,E
Class Z6	.38%
Actual		$1,000.00	$1,020.80	$1.23-B
Hypothetical-D		$1,000.00	$1,023.16	$1.93-E
Advisor Freedom 2010
Class A	.60%
Actual		$1,000.00	$1,052.10	$3.09-B,C
Hypothetical-D		$1,000.00	$1,022.06	$3.04-C,E
Class M	.85%
Actual		$1,000.00	$1,050.80	$4.37-B,C
Hypothetical-D		$1,000.00	$1,020.81	$4.31-C,E
Class C	1.35%
Actual		$1,000.00	$1,048.20	$6.93-B,C
Hypothetical-D		$1,000.00	$1,018.30	$6.83-C,E
Class I	.35%
Actual		$1,000.00	$1,053.40	$1.80-B,C
Hypothetical-D		$1,000.00	$1,023.31	$1.78-C,E
Class Z6	.40%
Actual		$1,000.00	$1,024.80	$1.30-B
Hypothetical-D		$1,000.00	$1,023.06	$2.03-E
Advisor Freedom 2015
Class A	.63%
Actual		$1,000.00	$1,059.10	$3.25-B,C
Hypothetical-D		$1,000.00	$1,021.91	$3.19-C,E
Class M	.88%
Actual		$1,000.00	$1,057.70	$4.54-B,C
Hypothetical-D		$1,000.00	$1,020.66	$4.46-C,E
Class C	1.38%
Actual		$1,000.00	$1,056.00	$7.11-B,C
Hypothetical-D		$1,000.00	$1,018.15	$6.98-C,E
Class I	.38%
Actual		$1,000.00	$1,060.90	$1.96-B,C
Hypothetical-D		$1,000.00	$1,023.16	$1.93-C,E
Class Z6	.42%
Actual		$1,000.00	$1,028.40	$1.37-B
Hypothetical-D		$1,000.00	$1,022.96	$2.13-E
Advisor Freedom 2020
Class A	.66%
Actual		$1,000.00	$1,063.80	$3.41-B,C
Hypothetical-D		$1,000.00	$1,021.76	$3.35-C,E
Class M	.91%
Actual		$1,000.00	$1,063.30	$4.71-B,C
Hypothetical-D		$1,000.00	$1,020.51	$4.61-C,E
Class C	1.41%
Actual		$1,000.00	$1,060.90	$7.28-B,C
Hypothetical-D		$1,000.00	$1,018.00	$7.13-C,E
Class I	.41%
Actual		$1,000.00	$1,065.60	$2.12-B,C
Hypothetical-D		$1,000.00	$1,023.01	$2.08-C,E
Class Z6	.44%
Actual		$1,000.00	$1,031.60	$1.43-B
Hypothetical-D		$1,000.00	$1,022.86	$2.23-E
Advisor Freedom 2025
Class A	.69%
Actual		$1,000.00	$1,068.20	$3.58-B,C
Hypothetical-D		$1,000.00	$1,021.61	$3.50-C,E
Class M	.94%
Actual		$1,000.00	$1,067.40	$4.87-B,C
Hypothetical-D		$1,000.00	$1,020.36	$4.76-C,E
Class C	1.44%
Actual		$1,000.00	$1,064.80	$7.45-B,C
Hypothetical-D		$1,000.00	$1,017.85	$7.28-C,E
Class I	.44%
Actual		$1,000.00	$1,069.80	$2.28-B,C
Hypothetical-D		$1,000.00	$1,022.86	$2.23-C,E
Class Z6	.45%
Actual		$1,000.00	$1,034.00	$1.47-B
Hypothetical-D		$1,000.00	$1,022.81	$2.28-E
Advisor Freedom 2030
Class A	.72%
Actual		$1,000.00	$1,079.70	$3.75-B,C
Hypothetical-D		$1,000.00	$1,021.46	$3.65-C,E
Class M	.97%
Actual		$1,000.00	$1,078.80	$5.05-B,C
Hypothetical-D		$1,000.00	$1,020.21	$4.91-C,E
Class C	1.47%
Actual		$1,000.00	$1,075.20	$7.65-B,C
Hypothetical-D		$1,000.00	$1,017.70	$7.44-C,E
Class I	.47%
Actual		$1,000.00	$1,080.60	$2.45-B,C
Hypothetical-D		$1,000.00	$1,022.71	$2.38-C,E
Class Z6	.47%
Actual		$1,000.00	$1,039.20	$1.54-B
Hypothetical-D		$1,000.00	$1,022.71	$2.38-E
Advisor Freedom 2035
Class A	.75%
Actual		$1,000.00	$1,087.60	$3.92-B,C
Hypothetical-D		$1,000.00	$1,021.31	$3.80-C,E
Class M	1.00%
Actual		$1,000.00	$1,085.30	$5.23-B,C
Hypothetical-D		$1,000.00	$1,020.05	$5.06-C,E
Class C	1.50%
Actual		$1,000.00	$1,082.70	$7.83-B,C
Hypothetical-D		$1,000.00	$1,017.55	$7.59-C,E
Class I	.50%
Actual		$1,000.00	$1,088.40	$2.62-B,C
Hypothetical-D		$1,000.00	$1,022.56	$2.54-C,E
Class Z6	.49%
Actual		$1,000.00	$1,043.40	$1.60-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Advisor Freedom 2040
Class A	.75%
Actual		$1,000.00	$1,087.70	$3.93-B,C
Hypothetical-D		$1,000.00	$1,021.31	$3.80-C,E
Class M	1.00%
Actual		$1,000.00	$1,086.20	$5.23-B,C
Hypothetical-D		$1,000.00	$1,020.05	$5.06-C,E
Class C	1.50%
Actual		$1,000.00	$1,083.40	$7.83-B,C
Hypothetical-D		$1,000.00	$1,017.55	$7.59-C,E
Class I	.50%
Actual		$1,000.00	$1,089.30	$2.62-B,C
Hypothetical-D		$1,000.00	$1,022.56	$2.54-C,E
Class Z6	.49%
Actual		$1,000.00	$1,043.90	$1.61-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Advisor Freedom 2045
Class A	.75%
Actual		$1,000.00	$1,088.40	$3.93-B,C
Hypothetical-D		$1,000.00	$1,021.31	$3.80-C,E
Class M	1.00%
Actual		$1,000.00	$1,085.80	$5.23-B,C
Hypothetical-D		$1,000.00	$1,020.05	$5.06-C,E
Class C	1.50%
Actual		$1,000.00	$1,083.90	$7.84-B,C
Hypothetical-D		$1,000.00	$1,017.55	$7.59-C,E
Class I	.50%
Actual		$1,000.00	$1,089.40	$2.62-B,C
Hypothetical-D		$1,000.00	$1,022.56	$2.54-C,E
Class Z6	.49%
Actual		$1,000.00	$1,043.80	$1.61-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Advisor Freedom 2050
Class A	.75%
Actual		$1,000.00	$1,087.90	$3.93-B,C
Hypothetical-D		$1,000.00	$1,021.31	$3.80-C,E
Class M	1.00%
Actual		$1,000.00	$1,086.80	$5.23-B,C
Hypothetical-D		$1,000.00	$1,020.05	$5.06-C,E
Class C	1.50%
Actual		$1,000.00	$1,083.60	$7.83-B,C
Hypothetical-D		$1,000.00	$1,017.55	$7.59-C,E
Class I	.50%
Actual		$1,000.00	$1,088.90	$2.62-B,C
Hypothetical-D		$1,000.00	$1,022.56	$2.54-C,E
Class Z6	.49%
Actual		$1,000.00	$1,044.00	$1.61-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Advisor Freedom 2055
Class A	.76%
Actual		$1,000.00	$1,088.10	$3.98-B,C
Hypothetical-D		$1,000.00	$1,021.26	$3.85-C,E
Class M	1.01%
Actual		$1,000.00	$1,086.90	$5.28-B,C
Hypothetical-D		$1,000.00	$1,020.00	$5.11-C,E
Class C	1.51%
Actual		$1,000.00	$1,083.80	$7.89-B,C
Hypothetical-D		$1,000.00	$1,017.50	$7.64-C,E
Class I	.51%
Actual		$1,000.00	$1,089.20	$2.67-B,C
Hypothetical-D		$1,000.00	$1,022.51	$2.59-C,E
Class Z6	.49%
Actual		$1,000.00	$1,044.30	$1.61-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Advisor Freedom 2060
Class A	.78%
Actual		$1,000.00	$1,087.80	$4.08-B,C
Hypothetical-D		$1,000.00	$1,021.16	$3.95-C,E
Class M	1.03%
Actual		$1,000.00	$1,086.30	$5.39-B,C
Hypothetical-D		$1,000.00	$1,019.85	$5.22-C,E
Class C	1.53%
Actual		$1,000.00	$1,084.10	$7.99-B,C
Hypothetical-D		$1,000.00	$1,017.40	$7.74-C,E
Class I	.53%
Actual		$1,000.00	$1,089.00	$2.78-B,C
Hypothetical-D		$1,000.00	$1,022.41	$2.69-C,E
Class Z6	.49%
Actual		$1,000.00	$1,043.90	$1.61-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period. Multiplied by 183/365 (to reflect the on-half year period) for Class A, Class M, Class C and Class I and multiplied by 117/365 (to reflect the period June 6, 2017 to September 30, 2017) for Class Z6. The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio

 C If fees and changes to the class level expense contract and/ or expense cap, effective June 1, 2017, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

 D 5% return per year before expenses

 E Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio

	Annualized Expense Ratio-(a)	Expenses Paid
Advisor Freedom Income
Class A	.72%
Actual		$3.67
Hypothetical-(b)		$3.65
Class M	.97%
Actual		$4.94
Hypothetical-(b)		$4.91
Class C	1.47%
Actual		$7.48
Hypothetical-(b)		$7.44
Class I	.47%
Actual		$2.40
Hypothetical-(b)		$2.38
Advisor Freedom 2005
Class A	.74%
Actual		$3.79
Hypothetical-(b)		$3.75
Class M	.99%
Actual		$5.07
Hypothetical-(b)		$5.01
Class C	1.49%
Actual		$7.62
Hypothetical-(b)		$7.54
Class I	.49%
Actual		$2.51
Hypothetical-(b)		$2.48
Advisor Freedom 2010
Class A	.78%
Actual		$4.01
Hypothetical-(b)		$3.95
Class M	1.03%
Actual		$5.29
Hypothetical-(b)		$5.22
Class C	1.53%
Actual		$7.85
Hypothetical-(b)		$7.74
Class I	.53%
Actual		$2.73
Hypothetical-(b)		$2.69
Advisor Freedom 2015
Class A	.83%
Actual		$4.28
Hypothetical-(b)		$4.20
Class M	1.08%
Actual		$5.57
Hypothetical-(b)		$5.47
Class C	1.58%
Actual		$8.14
Hypothetical-(b)		$7.99
Class I	.58%
Actual		$3.00
Hypothetical-(b)		$2.94
Advisor Freedom 2020
Class A	.87%
Actual		$4.50
Hypothetical-(b)		$4.41
Class M	1.12%
Actual		$5.79
Hypothetical-(b)		$5.67
Class C	1.62%
Actual		$8.37
Hypothetical-(b)		$8.19
Class I	.62%
Actual		$3.21
Hypothetical-(b)		$3.14
Advisor Freedom 2025
Class A	.91%
Actual		$4.72
Hypothetical-(b)		$4.61
Class M	1.16%
Actual		$6.01
Hypothetical-(b)		$5.87
Class C	1.66%
Actual		$8.59
Hypothetical-(b)		$8.39
Class I	.66%
Actual		$3.42
Hypothetical-(b)		$3.35
Advisor Freedom 2030
Class A	.95%
Actual		$4.95
Hypothetical-(b)		$4.81
Class M	1.20%
Actual		$6.25
Hypothetical-(b)		$6.07
Class C	1.70%
Actual		$8.84
Hypothetical-(b)		$8.59
Class I	.70%
Actual		$3.65
Hypothetical-(b)		$3.55
Advisor Freedom 2035
Class A	1.00%
Actual		$5.23
Hypothetical-(b)		$5.06
Class M	1.25%
Actual		$6.53
Hypothetical-(b)		$6.33
Class C	1.75%
Actual		$9.13
Hypothetical-(b)		$8.85
Class I	.75%
Actual		$3.92
Hypothetical-(b)		$3.80
Advisor Freedom 2040
Class A	1.00%
Actual		$5.23
Hypothetical-(b)		$5.06
Class M	1.25%
Actual		$6.53
Hypothetical-(b)		$6.33
Class C	1.75%
Actual		$9.13
Hypothetical-(b)		$8.85
Class I	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Advisor Freedom 2045
Class A	1.00%
Actual		$5.23
Hypothetical-(b)		$5.06
Class M	1.25%
Actual		$6.53
Hypothetical-(b)		$6.33
Class C	1.75%
Actual		$9.14
Hypothetical-(b)		$8.85
Class I	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Advisor Freedom 2050
Class A	1.00%
Actual		$5.23
Hypothetical-(b)		$5.06
Class M	1.25%
Actual		$6.54
Hypothetical-(b)		$6.33
Class C	1.75%
Actual		$9.14
Hypothetical-(b)		$8.85
Class I	.75%
Actual		$3.92
Hypothetical-(b)		$3.80
Advisor Freedom 2055
Class A	1.00%
Actual		$5.23
Hypothetical-(b)		$5.06
Class M	1.25%
Actual		$6.54
Hypothetical-(b)		$6.33
Class C	1.75%
Actual		$9.14
Hypothetical-(b)		$8.85
Class I	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Advisor Freedom 2060
Class A	1.00%
Actual		$5.23
Hypothetical-(b)		$5.06
Class M	1.25%
Actual		$6.53
Hypothetical-(b)		$6.33
Class C	1.75%
Actual		$9.14
Hypothetical-(b)		$8.85
Class I	.75%
Actual		$3.93
Hypothetical-(b)		$3.80

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts and administration agreements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract and administration agreement, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts and administration agreements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that the Advisory Contract currently in place for each Freedom fund had become effective on June 1, 2017 after receiving shareholder approval and had implemented a new fee structure whereby each Freedom fund pays an all-inclusive management fee that varies by class and the underlying Fidelity funds in which the Freedom fund invests no longer pay expenses, with certain limited exceptions.

In considering whether to renew the Advisory Contract and administration agreement for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses, if any) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one-year period for Advisor Freedom 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board noted that each fund's current Advisory Contract, which imposes a class-level management fee that covers most expenses of the top-level fund and underlying funds, rather than just management services, went into effect on June 1, 2017, after receiving shareholder approval. The Board noted that the new pricing structure will reduce the overall expenses that shareholders pay and provide for less fluctuation in fund expenses. As a result, the Board did not consider competitive management fee comparisons for prior years, when the fund did not pay a top-level management fee.

The Board instead compared each fund's current class-level management fee rate (calculated using Schedule A of the Advisory Contract with 2017 as a base year to derive the "Years to Retirement") relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2016. The Board noted that each fund's current class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2016. The Board noted that the majority of peer funds do not have top-level management fees, similar to the funds' fee structure prior to June 1, 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's current class-level management fee rate under the current Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the current total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2016. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board noted that the current total expense ratio of Class A of Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, and Fidelity Advisor Freedom Income Fund (including expenses of the underlying funds in which each fund invests) ranks below the median total expenses for competitor funds based on the competitive data for 2016 and the current total expense ratio of Class A of each other fund (including expenses of the underlying funds in which each fund invests) ranks equal to the median.

The Board noted that the current total expense ratio of Class M (formerly Class T) of each fund (including expenses of the underlying funds in which each fund invests) ranks above the median total expenses for competitor funds based on the competitive data for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the current total expense ratio of Class M is above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that, when compared with institutional load funds with a 0.50% 12b-1 fee, the total expense ratio of Class M of certain funds is below median and the total expense ratio of Class M of the remaining funds is above median due to small class size.

The Board noted that the current total expense ratio of Class C of Fidelity Advisor Freedom Income Fund (including expenses of the underlying funds in which each fund invests) ranks below the median total expenses for competitor funds based on the competitive data for 2016 and the current total expense ratio of Class C of each other fund (including expenses of the underlying funds in which each fund invests) ranks above the median. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the current total expense ratio of Class C is above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C of certain funds is below median and the total expense ratio of Class C of the remaining funds is above the median due to small class size.

The Board noted that the current total expense ratio of Class I of Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, and Fidelity Advisor Freedom Income Fund (including expenses of the underlying funds in which each fund invests) ranks below the median total expenses for competitor funds based on the competitive data for 2016 and the current total expense ratio of Class I of each other fund (including expenses of the underlying funds in which each fund invests) ranks above the median. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, for each fund for which the current total expense ratio of Class I is above the competitive median, the class is above the competitive median because a number of competitor target date funds that Lipper previously categorized as passive were moved to the active target date mapped group in 2016, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest in passive products, the current total expense ratio of Class I of each such fund (had it been in effect for 2016) ranks equal to the competitive median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

Because the funds only recently began paying management fees, the Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund prior to the change in fee arrangements were not a material factor in its approval of the continuance of each fund's current Advisory Contract. In connection with its future renewal of each fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on December 22, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	67,962,879,437.90	95.738
Withheld	3,026,199,416.67	4.262
TOTAL	70,989,078,854.57	100.000
John Engler
Affirmative	67,621,098,922.89	95.256
Withheld	3,367,979,931.68	4.744
TOTAL	70,989,078,854.57	100.000
Albert R. Gamper, Jr.
Affirmative	67,692,979,200.48	95.357
Withheld	3,296,099,654.09	4.643
TOTAL	70,989,078,854.57	100.000
Robert F. Gartland
Affirmative	67,834,076,287.79	95.556
Withheld	3,155,002,566.78	4.444
TOTAL	70,989,078,854.57	100.000
Abigail P. Johnson
Affirmative	67,845,327,470.44	95.572
Withheld	3,143,751,384.13	4.428
TOTAL	70,989,078,854.57	100.000
Arthur E. Johnson
Affirmative	67,698,760,709.29	95.366
Withheld	3,290,318,145.28	4.634
TOTAL	70,989,078,854.57	100.000
Michael E. Kenneally
Affirmative	67,851,407,081.44	95.581
Withheld	3,137,671,773.13	4.419
TOTAL	70,989,078,854.57	100.000
James H. Keyes
Affirmative	67,741,432,698.10	95.426
Withheld	3,247,646,156.47	4.574
TOTAL	70,989,078,854.57	100.000
Marie L. Knowles
Affirmative	67,825,908,094.48	95.545
Withheld	3,163,170,760.09	4.455
TOTAL	70,989,078,854.57	100.000
Jennifer Toolin McAuliffe
Affirmative	67,916,195,545.89	95.672
Withheld	3,072,883,308.68	4.328
TOTAL	70,989,078,854.57	100.000
Mark A. Murray
Affirmative	67,892,016,830.18	95.638
Withheld	3,097,062,024.39	4.362
TOTAL	70,989,078,854.57	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® Income Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	85,251,884.39	69.404
Against	3,248,153.80	2.645
Abstain	7,651,900.89	6.229
Broker Non - Votes	26,683,531.06	21.722
TOTAL	122,835,470.14	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2005 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	104,918,089.41	84.809
Against	1,185,803.11	0.959
Abstain	6,564,213.11	5.306
Broker Non - Votes	11,043,458.16	8.926
TOTAL	123,711,563.79	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2010 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	232,611,697.84	74.922
Against	11,461,526.43	3.692
Abstain	29,639,214.91	9.546
Broker Non - Votes	36,763,082.82	11.840
TOTAL	310,475,522.00	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2015 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	548,078,311.69	78.368
Against	16,992,566.61	2.430
Abstain	57,952,658.11	8.286
Broker Non - Votes	76,344,954.21	10.916
TOTAL	699,368,490.62	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2020 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,137,261,248.88	77.150
Against	35,533,566.57	2.411
Abstain	136,839,251.72	9.283
Broker Non - Votes	164,457,263.22	11.156
TOTAL	1,474,091,330.39	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2025 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,255,478,449.41	78.487
Against	44,735,339.17	2.797
Abstain	145,469,169.68	9.094
Broker Non - Votes	153,924,578.28	9.622
TOTAL	1,599,607,536.54	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2030 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,226,267,757.60	80.351
Against	31,873,988.50	2.088
Abstain	110,830,250.94	7.262
Broker Non - Votes	157,183,625.59	10.299
TOTAL	1,526,155,622.63	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2035 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	908,985,343.52	79.343
Against	22,941,350.78	2.003
Abstain	97,899,339.75	8.545
Broker Non - Votes	115,819,884.16	10.109
TOTAL	1,145,645,918.21	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2040 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	840,431,151.67	78.401
Against	26,715,584.05	2.493
Abstain	73,602,846.50	6.866
Broker Non - Votes	131,218,047.69	12.240
TOTAL	1,071,967,629.91	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2045 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	476,508,002.95	78.867
Against	13,746,796.22	2.276
Abstain	69,790,004.16	11.550
Broker Non - Votes	44,152,928.00	7.307
TOTAL	604,197,731.33	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2050 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	384,190,657.46	78.166
Against	8,160,289.70	1.660
Abstain	46,850,601.81	9.532
Broker Non - Votes	52,306,732.32	10.642
TOTAL	491,508,281.29	100.000
PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2055 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	151,140,362.83	82.558
Against	2,733,414.43	1.494
Abstain	17,989,283.33	9.826
Broker Non - Votes	11,209,493.08	6.122
TOTAL	183,072,553.67	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Advisor Freedom® 2060 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	11,372,900.89	87.585
Against	328,975.28	2.534
Abstain	1,024,180.04	7.887
Broker Non - Votes	259,028.49	1.994
TOTAL	12,985,084.70	100.000

Proposal 1 reflects trust-wide proposal and voting results.

The special meeting of shareholders of Fidelity Advisor Freedom® 2015 Fund reconvened on January 27, 2017 with respect to proposal 2.

The special meeting of shareholders of Fidelity Advisor Freedom® 2020 Fund reconvened on February 24, 2017 with respect to proposal 2.

The special meeting of shareholders of Fidelity Advisor Freedom® 2025 Fund reconvened on March 24, 2017 with respect to proposal 2.

The special meeting of shareholders of Fidelity Advisor® Freedom® 2030 Fund, Fidelity Advisor Freedom® 2035 Fund, Fidelity Advisor Freedom® 2040 Fund, Fidelity Advisor Freedom® 2045 Fund, Fidelity Advisor Freedom® 2050 Fund, Fidelity Advisor Freedom® 2055 Fund, and Fidelity Advisor Freedom® 2060 Fund reconvened on April 19, 2017 with respect to proposal 2.

AFF-SANN-1117
1.792138.114

Fidelity Advisor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 - Class Z6 Semi-Annual Report September 30, 2017

Contents

Fidelity Advisor Freedom® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	37.4	37.5
Fidelity Series Government Money Market Fund 1.09%	21.3	21.1
Fidelity Advisor Series Short-Term Credit Fund	6.5	6.8
Fidelity Series Emerging Markets Fund	4.0	4.7
Fidelity Series Inflation-Protected Bond Index Fund	3.6	3.8
Fidelity Series International Value Fund	2.8	2.7
Fidelity Series International Growth Fund	2.8	2.7
Fidelity Advisor Series Growth & Income Fund	2.7	2.0
Fidelity Series Commodity Strategy Fund	2.0	1.7
Fidelity Series Long-Term Treasury Bond Index Fund	1.8	0.0
	84.9	83.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.8%
International Equity Funds	10.6%
Bond Funds	45.9%
Short-Term Funds	27.8%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	17.1%
International Equity Funds	10.7%
Bond Funds	44.3%
Short-Term Funds	27.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® Income Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.8%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	217,979	$3,178,141
Fidelity Advisor Series Equity Value Fund (a)	276,339	3,705,708
Fidelity Advisor Series Growth & Income Fund (a)	391,938	5,871,237
Fidelity Advisor Series Growth Opportunities Fund (a)	155,883	2,046,737
Fidelity Advisor Series Opportunistic Insights Fund (a)	157,354	2,915,770
Fidelity Advisor Series Small Cap Fund (a)	129,514	1,593,017
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	281,537	3,792,298
Fidelity Series 100 Index Fund (a)	98,394	1,630,382
Fidelity Series 1000 Value Index Fund (a)	49,956	627,442
Fidelity Series All-Sector Equity Fund (a)	164,011	2,192,825
Fidelity Series Commodity Strategy Fund (a)	835,735	4,370,893
Fidelity Series Real Estate Equity Fund (a)	28,247	364,673
Fidelity Series Small Cap Opportunities Fund (a)	137,313	1,919,630
TOTAL DOMESTIC EQUITY FUNDS
(Cost $25,985,333)		34,208,753

International Equity Funds - 10.6%
Fidelity Series Canada Fund (a)	57,403	610,767
Fidelity Series Emerging Markets Fund (a)	417,377	8,597,964
Fidelity Series International Growth Fund (a)	377,698	6,001,624
Fidelity Series International Small Cap Fund (a)	81,377	1,457,467
Fidelity Series International Value Fund (a)	569,799	6,136,732
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,329,952)		22,804,554

Bond Funds - 45.9%
Fidelity Series Emerging Markets Debt Fund (a)	162,232	1,696,946
Fidelity Series Floating Rate High Income Fund (a)	55,842	529,944
Fidelity Series High Income Fund (a)	323,872	3,157,747
Fidelity Series Inflation-Protected Bond Index Fund (a)	795,406	7,866,570
Fidelity Series International Credit Fund (a)	11,000	110,548
Fidelity Series Investment Grade Bond Fund (a)	7,145,692	80,817,777
Fidelity Series Long-Term Treasury Bond Index Fund (a)	448,523	3,942,517
Fidelity Series Real Estate Income Fund (a)	97,225	1,086,003
TOTAL BOND FUNDS
(Cost $96,161,421)		99,208,052

Short-Term Funds - 27.8%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,418,329	14,183,295
Fidelity Series Government Money Market Fund 1.09% (a)(b)	45,981,026	45,981,026
TOTAL SHORT-TERM FUNDS
(Cost $60,128,801)		60,164,321
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $198,605,507)		216,385,680
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(131,726)
NET ASSETS - 100%		$216,253,954

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$3,622,423	$139,221	$1,078,342	$--	$259,320	$235,519	$3,178,141
Fidelity Advisor Series Equity Value Fund	6,526,095	223,757	3,134,843(a)	50,467	412,072	(321,373)	3,705,708
Fidelity Advisor Series Growth & Income Fund	4,502,313	2,261,870(a)	1,052,404	18,725	20,484	138,974	5,871,237
Fidelity Advisor Series Growth Opportunities Fund	2,377,485	90,322	707,428	--	124,801	161,557	2,046,737
Fidelity Advisor Series Opportunistic Insights Fund	3,365,394	129,645	982,303	--	375,700	27,334	2,915,770
Fidelity Advisor Series Short-Term Credit Fund	15,074,623	792,897	1,714,968	116,594	504	30,239	14,183,295
Fidelity Advisor Series Small Cap Fund	1,822,727	69,125	426,335	--	51,698	75,802	1,593,017
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,345,160	166,149	873,905	--	152,252	2,642	3,792,298
Fidelity Series 100 Index Fund	1,864,666	71,229	430,158	--	98,581	26,064	1,630,382
Fidelity Series 1000 Value Index Fund	723,143	28,367	152,361	--	22,447	5,846	627,442
Fidelity Series All-Sector Equity Fund	2,529,199	96,165	610,313	--	94,386	83,388	2,192,825
Fidelity Series Canada Fund	--	604,725	1,392	--	--	7,434	610,767
Fidelity Series Commodity Strategy Fund	3,784,080	1,060,914	454,570	6,651	(55,436)	35,905	4,370,893
Fidelity Series Emerging Markets Debt Fund	1,696,529	109,245	146,579	51,440	901	36,850	1,696,946
Fidelity Series Emerging Markets Fund	10,546,969	388,492	3,866,695	--	624,138	905,060	8,597,964
Fidelity Series Floating Rate High Income Fund	556,274	36,437	61,075	12,351	(1,892)	200	529,944
Fidelity Series Government Money Market Fund 1.09%	47,143,634	3,597,194	4,759,802	208,516	--	--	45,981,026
Fidelity Series High Income Fund	3,245,598	232,401	366,447	87,891	(6,840)	53,035	3,157,747
Fidelity Series Inflation-Protected Bond Index Fund	8,414,121	375,514	940,544	4,607	(22,932)	40,411	7,866,570
Fidelity Series International Credit Fund	--	109,998	--	--	--	550	110,548
Fidelity Series International Growth Fund	5,929,825	386,271	1,101,251	--	102,218	684,561	6,001,624
Fidelity Series International Small Cap Fund	1,335,728	102,397	199,879	--	13,083	206,138	1,457,467
Fidelity Series International Value Fund	5,944,546	527,330	981,657	--	58,020	588,493	6,136,732
Fidelity Series Investment Grade Bond Fund	83,657,371	4,903,336	8,860,932	1,019,729	20,963	1,097,039	80,817,777
Fidelity Series Long-Term Treasury Bond Index Fund	80,695	4,015,409	139,445	16,299	(4,349)	(9,793)	3,942,517
Fidelity Series Real Estate Equity Fund	430,986	26,556	90,644	3,180	7,255	(9,480)	364,673
Fidelity Series Real Estate Income Fund	1,112,586	80,669	114,902	27,197	1,667	5,983	1,086,003
Fidelity Series Small Cap Opportunities Fund	2,184,630	217,959	453,899	3,549	126,014	(155,074)	1,919,630
Total	$222,816,800	$20,843,594	$33,703,073	$1,627,196	$2,475,055	$3,953,304	$216,385,680

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $198,605,507) — See accompanying schedule		$216,385,680
Cash		1
Receivable for investments sold		245,105
Receivable for fund shares sold		220,905
Total assets		216,851,691
Liabilities
Payable for investments purchased	$61,594
Payable for fund shares redeemed	407,575
Accrued management fee	83,694
Distribution and service plan fees payable	44,874
Total liabilities		597,737
Net Assets		$216,253,954
Net Assets consist of:
Paid in capital		$196,129,403
Undistributed net investment income		216,533
Accumulated undistributed net realized gain (loss) on investments		2,127,845
Net unrealized appreciation (depreciation) on investments		17,780,173
Net Assets		$216,253,954
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($82,342,708 ÷ 7,350,240 shares)		$11.20
Maximum offering price per share (100/94.25 of $11.20)		$11.88
Class M:
Net Asset Value and redemption price per share ($38,127,371 ÷ 3,406,354 shares)		$11.19
Maximum offering price per share (100/96.50 of $11.19)		$11.60
Class C:
Net Asset Value and offering price per share ($14,077,256 ÷ 1,260,129 shares)(a)		$11.17
Class I:
Net Asset Value, offering price and redemption price per share ($81,086,796 ÷ 7,215,364 shares)		$11.24
Class Z6:
Net Asset Value, offering price and redemption price per share ($619,823 ÷ 55,163 shares)		$11.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,627,196
Expenses
Management fee	$338,445
Distribution and service plan fees	272,717
Independent trustees' fees and expenses	403
Total expenses before reductions	611,565
Expense reductions	(146)	611,419
Net investment income (loss)		1,015,777
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	2,475,055
Capital gain distributions from underlying funds	305,972
Total net realized gain (loss)		2,781,027
Change in net unrealized appreciation (depreciation) on underlying funds		3,953,304
Net gain (loss)		6,734,331
Net increase (decrease) in net assets resulting from operations		$7,750,108

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,015,777	$3,413,880
Net realized gain (loss)	2,781,027	2,794,177
Change in net unrealized appreciation (depreciation)	3,953,304	6,889,975
Net increase (decrease) in net assets resulting from operations	7,750,108	13,098,032
Distributions to shareholders from net investment income	(990,242)	(3,407,660)
Distributions to shareholders from net realized gain	(1,555,493)	(3,107,675)
Total distributions	(2,545,735)	(6,515,335)
Share transactions - net increase (decrease)	(11,720,046)	(24,761,777)
Total increase (decrease) in net assets	(6,515,673)	(18,179,080)
Net Assets
Beginning of period	222,769,627	240,948,707
End of period	$216,253,954	$222,769,627
Other Information
Undistributed net investment income end of period	$216,533	$190,998

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom Income Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$10.64	$11.07	$11.20	$11.21	$10.98
Income from Investment Operations
Net investment income (loss)A	.05	.16	.18	.16	.12	.12
Net realized and unrealized gain (loss)	.34	.44	(.25)	.24	.28	.37
Total from investment operations	.39	.60	(.07)	.40	.40	.49
Distributions from net investment income	(.05)	(.16)B	(.18)	(.17)	(.12)	(.12)
Distributions from net realized gain	(.08)	(.14)B	(.19)	(.36)	(.29)	(.14)
Total distributions	(.13)	(.30)	(.36)C	(.53)	(.41)	(.26)
Net asset value, end of period	$11.20	$10.94	$10.64	$11.07	$11.20	$11.21
Total ReturnD,E,F	3.56%	5.74%	(.59)%	3.65%	3.65%	4.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	.56%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.56%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.56%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.92%I	1.47%	1.63%	1.48%	1.10%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$82,343	$87,983	$99,211	$124,755	$147,818	$176,876
Portfolio turnover rateG	19%I	38%	30%	38%	36%	17%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.187 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$10.62	$11.06	$11.19	$11.20	$10.96
Income from Investment Operations
Net investment income (loss)A	.04	.13	.15	.14	.09	.09
Net realized and unrealized gain (loss)	.33	.45	(.25)	.23	.28	.38
Total from investment operations	.37	.58	(.10)	.37	.37	.47
Distributions from net investment income	(.04)	(.13)B	(.15)	(.14)	(.09)	(.09)
Distributions from net realized gain	(.08)	(.14)B	(.19)	(.36)	(.29)	(.14)
Total distributions	(.11)C	(.27)	(.34)	(.50)	(.38)	(.23)
Net asset value, end of period	$11.19	$10.93	$10.62	$11.06	$11.19	$11.20
Total ReturnD,E,F	3.44%	5.56%	(.93)%	3.39%	3.40%	4.35%
Ratios to Average Net AssetsG,H
Expenses before reductions	.81%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.81%I	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.81%I	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.67%I	1.22%	1.38%	1.23%	.85%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$38,127	$38,513	$42,887	$47,804	$53,019	$53,734
Portfolio turnover rateG	19%I	38%	30%	38%	36%	17%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.11 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.077 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.91	$10.61	$11.04	$11.17	$11.18	$10.96
Income from Investment Operations
Net investment income (loss)A	.01	.08	.09	.08	.04	.04
Net realized and unrealized gain (loss)	.33	.44	(.24)	.24	.28	.36
Total from investment operations	.34	.52	(.15)	.32	.32	.40
Distributions from net investment income	(.01)	(.08)B	(.10)	(.09)	(.04)	(.04)
Distributions from net realized gain	(.08)	(.14)B	(.19)	(.36)	(.29)	(.14)
Total distributions	(.08)C	(.22)	(.28)D	(.45)	(.33)	(.18)
Net asset value, end of period	$11.17	$10.91	$10.61	$11.04	$11.17	$11.18
Total ReturnE,F,G	3.17%	4.99%	(1.35)%	2.90%	2.89%	3.70%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.31%J	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.31%J	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.31%J	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.17%J	.72%	.88%	.73%	.35%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$14,077	$14,434	$14,712	$15,780	$15,735	$16,606
Portfolio turnover rateH	19%J	38%	30%	38%	36%	17%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.08 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.077 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.187 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.67	$11.10	$11.23	$11.23	$11.00
Income from Investment Operations
Net investment income (loss)A	.06	.19	.20	.19	.15	.15
Net realized and unrealized gain (loss)	.34	.45	(.24)	.24	.29	.37
Total from investment operations	.40	.64	(.04)	.43	.44	.52
Distributions from net investment income	(.06)	(.19)B	(.20)	(.19)	(.15)	(.14)
Distributions from net realized gain	(.08)	(.14)B	(.19)	(.36)	(.29)	(.14)
Total distributions	(.14)	(.33)	(.39)	(.56)C	(.44)	(.29)D
Net asset value, end of period	$11.24	$10.98	$10.67	$11.10	$11.23	$11.23
Total ReturnE,F	3.67%	6.07%	(.34)%	3.89%	3.98%	4.75%
Ratios to Average Net AssetsG,H
Expenses before reductions	.31%I	- %J	- %J	- %J	- %J	- %J
Expenses net of fee waivers, if any	.31%I	-%	-%	-%	-%	-%
Expenses net of all reductions	.31%I	-%	-%	-%	-%	-%
Net investment income (loss)	1.17%I	1.72%	1.88%	1.73%	1.35%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$81,087	$81,839	$83,497	$83,253	$71,933	$77,976
Portfolio turnover rateG	19%I	38%	30%	38%	36%	17%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.56 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.361 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.09
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	.12
Total from investment operations	.19
Distributions from net investment income	(.04)
Distributions from net realized gain	–
Total distributions	(.04)
Net asset value, end of period	$11.24
Total ReturnC,D	1.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G
Expenses net of fee waivers, if any	.37%G
Expenses net of all reductions	.37%G
Net investment income (loss)	1.93%G
Supplemental Data
Net assets, end of period (000 omitted)	$620
Portfolio turnover rateE	19%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	33.7	33.7
Fidelity Series Government Money Market Fund 1.09%	16.5	16.0
Fidelity Advisor Series Short-Term Credit Fund	4.9	5.1
Fidelity Series Emerging Markets Fund	4.9	5.7
Fidelity Advisor Series Growth & Income Fund	4.1	3.0
Fidelity Series International Value Fund	3.9	3.8
Fidelity Series International Growth Fund	3.7	3.8
Fidelity Series Inflation-Protected Bond Index Fund	3.1	3.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.7	2.9
Fidelity Advisor Series Equity Value Fund	2.6	4.4
	80.1	81.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.1%
International Equity Funds	13.8%
Bond Funds	41.8%
Short-Term Funds	21.4%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	24.6%
International Equity Funds	14.2%
Bond Funds	40.1%
Short-Term Funds	21.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	320,101	$4,667,068
Fidelity Advisor Series Equity Value Fund (a)	405,857	5,442,537
Fidelity Advisor Series Growth & Income Fund (a)	575,679	8,623,665
Fidelity Advisor Series Growth Opportunities Fund (a)	228,902	3,005,482
Fidelity Advisor Series Opportunistic Insights Fund (a)	231,106	4,282,399
Fidelity Advisor Series Small Cap Fund (a)	190,262	2,340,224
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	413,526	5,570,190
Fidelity Series 100 Index Fund (a)	144,495	2,394,282
Fidelity Series 1000 Value Index Fund (a)	73,401	921,918
Fidelity Series All-Sector Equity Fund (a)	240,844	3,220,082
Fidelity Series Commodity Strategy Fund (a)	801,836	4,193,604
Fidelity Series Real Estate Equity Fund (a)	41,475	535,436
Fidelity Series Small Cap Opportunities Fund (a)	201,730	2,820,185
TOTAL DOMESTIC EQUITY FUNDS
(Cost $36,087,774)		48,017,072

International Equity Funds - 13.8%
Fidelity Series Canada Fund (a)	75,610	804,487
Fidelity Series Emerging Markets Fund (a)	493,611	10,168,393
Fidelity Series International Growth Fund (a)	493,538	7,842,326
Fidelity Series International Small Cap Fund (a)	106,802	1,912,816
Fidelity Series International Value Fund (a)	750,015	8,077,662
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,281,078)		28,805,684

Bond Funds - 41.8%
Fidelity Series Emerging Markets Debt Fund (a)	153,606	1,606,717
Fidelity Series Floating Rate High Income Fund (a)	53,400	506,770
Fidelity Series High Income Fund (a)	321,232	3,132,008
Fidelity Series Inflation-Protected Bond Index Fund (a)	662,573	6,552,844
Fidelity Series International Credit Fund (a)	10,454	105,063
Fidelity Series Investment Grade Bond Fund (a)	6,209,616	70,230,755
Fidelity Series Long-Term Treasury Bond Index Fund (a)	450,399	3,959,003
Fidelity Series Real Estate Income Fund (a)	91,051	1,017,043
TOTAL BOND FUNDS
(Cost $84,982,152)		87,110,203

Short-Term Funds - 21.4%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,021,439	10,214,390
Fidelity Series Government Money Market Fund 1.09% (a)(b)	34,413,831	34,413,831
TOTAL SHORT-TERM FUNDS
(Cost $44,609,072)		44,628,221
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $185,960,076)		208,561,180
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(126,355)
NET ASSETS - 100%		$208,434,825

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$5,113,587	$151,352	$1,302,736	$--	$309,429	$395,436	$4,667,068
Fidelity Advisor Series Equity Value Fund	9,212,567	276,287	4,179,094(a)	71,824	631,883	(499,106)	5,442,537
Fidelity Advisor Series Growth & Income Fund	6,355,742	3,110,765(a)	1,072,276	26,896	42,032	187,402	8,623,665
Fidelity Advisor Series Growth Opportunities Fund	3,356,221	95,151	853,568	--	149,114	258,564	3,005,482
Fidelity Advisor Series Opportunistic Insights Fund	4,750,821	140,758	1,182,517	--	449,633	123,704	4,282,399
Fidelity Advisor Series Short-Term Credit Fund	10,744,581	440,202	991,883	83,244	(110)	21,600	10,214,390
Fidelity Advisor Series Small Cap Fund	2,572,982	72,678	490,297	--	59,099	125,762	2,340,224
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6,133,876	174,165	965,146	--	171,852	55,443	5,570,190
Fidelity Series 100 Index Fund	2,632,246	74,748	492,285	--	111,588	67,985	2,394,282
Fidelity Series 1000 Value Index Fund	1,020,866	28,971	169,320	--	25,054	16,347	921,918
Fidelity Series All-Sector Equity Fund	3,570,349	101,429	706,789	--	101,598	153,495	3,220,082
Fidelity Series Canada Fund	--	796,588	3,583	--	23	11,459	804,487
Fidelity Series Commodity Strategy Fund	3,530,818	1,009,031	332,066	6,451	(129,784)	115,605	4,193,604
Fidelity Series Emerging Markets Debt Fund	1,593,475	88,094	110,437	48,359	1,003	34,582	1,606,717
Fidelity Series Emerging Markets Fund	12,120,840	352,712	4,060,425	--	612,670	1,142,596	10,168,393
Fidelity Series Floating Rate High Income Fund	526,149	28,257	46,015	11,703	(1,532)	(89)	506,770
Fidelity Series Government Money Market Fund 1.09%	33,687,414	3,532,864	2,806,447	152,778	--	--	34,413,831
Fidelity Series High Income Fund	3,176,907	185,579	276,092	86,251	(4,635)	50,249	3,132,008
Fidelity Series Inflation-Protected Bond Index Fund	6,934,016	228,283	623,959	3,812	(14,852)	29,356	6,552,844
Fidelity Series International Credit Fund	--	104,540	--	--	--	523	105,063
Fidelity Series International Growth Fund	7,950,969	255,733	1,406,639	--	243,009	799,254	7,842,326
Fidelity Series International Small Cap Fund	1,809,980	59,543	249,341	--	31,309	261,325	1,912,816
Fidelity Series International Value Fund	7,971,369	354,345	1,100,879	--	83,333	769,494	8,077,662
Fidelity Series Investment Grade Bond Fund	71,039,111	4,174,438	5,928,809	873,226	8,915	937,100	70,230,755
Fidelity Series Long-Term Treasury Bond Index Fund	68,945	3,978,571	73,501	15,928	(3,971)	(11,041)	3,959,003
Fidelity Series Real Estate Equity Fund	608,427	31,663	101,441	4,638	9,659	(12,872)	535,436
Fidelity Series Real Estate Income Fund	1,032,613	64,230	86,601	25,370	4,018	2,783	1,017,043
Fidelity Series Small Cap Opportunities Fund	3,083,854	288,730	508,587	5,271	145,699	(189,511)	2,820,185
Total	$210,598,725	$20,199,707	$30,120,733	$1,415,751	$3,036,036	$4,847,445	$208,561,180

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $185,960,076) — See accompanying schedule		$208,561,180
Cash		9
Receivable for investments sold		369,105
Receivable for fund shares sold		147,738
Total assets		209,078,032
Liabilities
Payable for investments purchased	$14
Payable for fund shares redeemed	517,033
Accrued management fee	85,687
Distribution and service plan fees payable	40,473
Total liabilities		643,207
Net Assets		$208,434,825
Net Assets consist of:
Paid in capital		$182,130,301
Undistributed net investment income		801,622
Accumulated undistributed net realized gain (loss) on investments		2,901,798
Net unrealized appreciation (depreciation) on investments		22,601,104
Net Assets		$208,434,825
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($116,187,426 ÷ 9,522,091 shares)		$12.20
Maximum offering price per share (100/94.25 of $12.20)		$12.94
Class M:
Net Asset Value and redemption price per share ($27,367,395 ÷ 2,246,458 shares)		$12.18
Maximum offering price per share (100/96.50 of $12.18)		$12.62
Class C:
Net Asset Value and offering price per share ($5,658,843 ÷ 465,516 shares)(a)		$12.16
Class I:
Net Asset Value, offering price and redemption price per share ($59,113,854 ÷ 4,809,593 shares)		$12.29
Class Z6:
Net Asset Value, offering price and redemption price per share ($107,307 ÷ 8,728 shares)		$12.29

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,415,751
Expenses
Management fee	$341,380
Distribution and service plan fees	242,824
Independent trustees' fees and expenses	382
Total expenses before reductions	584,586
Expense reductions	(138)	584,448
Net investment income (loss)		831,303
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,036,036
Capital gain distributions from underlying funds	447,338
Total net realized gain (loss)		3,483,374
Change in net unrealized appreciation (depreciation) on underlying funds		4,847,445
Net gain (loss)		8,330,819
Net increase (decrease) in net assets resulting from operations		$9,162,122

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$831,303	$3,297,866
Net realized gain (loss)	3,483,374	4,204,099
Change in net unrealized appreciation (depreciation)	4,847,445	8,708,121
Net increase (decrease) in net assets resulting from operations	9,162,122	16,210,086
Distributions to shareholders from net investment income	(447,746)	(3,541,599)
Distributions to shareholders from net realized gain	(2,366,033)	(4,945,386)
Total distributions	(2,813,779)	(8,486,985)
Share transactions - net increase (decrease)	(8,471,216)	(28,749,623)
Total increase (decrease) in net assets	(2,122,873)	(21,026,522)
Net Assets
Beginning of period	210,557,698	231,584,220
End of period	$208,434,825	$210,557,698
Other Information
Undistributed net investment income end of period	$801,622	$418,065

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2005 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$11.44	$12.10	$12.17	$11.90	$11.45
Income from Investment Operations
Net investment income (loss)A	.05	.17	.19	.19	.13	.13
Net realized and unrealized gain (loss)	.47	.67	(.34)	.36	.57	.53
Total from investment operations	.52	.84	(.15)	.55	.70	.66
Distributions from net investment income	(.03)	(.19)B	(.20)	(.19)	(.12)	(.13)
Distributions from net realized gain	(.14)	(.25)B	(.32)	(.42)	(.31)	(.07)
Total distributions	(.16)C	(.44)	(.51)D	(.62)E	(.43)	(.21)F
Net asset value, end of period	$12.20	$11.84	$11.44	$12.10	$12.17	$11.90
Total ReturnG,H,I	4.43%	7.55%	(1.23)%	4.60%	5.98%	5.79%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.58%L	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.58%L	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.58%L	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.78%L	1.46%	1.62%	1.54%	1.10%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$116,187	$118,902	$134,262	$162,069	$187,224	$204,418
Portfolio turnover rateJ	19%L	32%	30%	29%	49%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.135 per share.

 D Total distributions of $.51 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.317 per share.

 E Total distributions of $.62 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.423 per share.

 F Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Amounts do not include the activity of the Underlying Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 L Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$11.43	$12.09	$12.16	$11.90	$11.45
Income from Investment Operations
Net investment income (loss)A	.03	.14	.16	.16	.10	.11
Net realized and unrealized gain (loss)	.47	.67	(.33)	.35	.57	.52
Total from investment operations	.50	.81	(.17)	.51	.67	.63
Distributions from net investment income	(.02)	(.16)B	(.17)	(.16)	(.10)	(.11)
Distributions from net realized gain	(.14)	(.25)B	(.32)	(.42)	(.31)	(.07)
Total distributions	(.15)C	(.41)	(.49)	(.58)	(.41)	(.18)
Net asset value, end of period	$12.18	$11.83	$11.43	$12.09	$12.16	$11.90
Total ReturnD,E,F	4.28%	7.29%	(1.45)%	4.33%	5.68%	5.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.83%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.83%I	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.83%I	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.53%I	1.21%	1.37%	1.29%	.85%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$27,367	$27,091	$29,347	$29,246	$29,912	$26,201
Portfolio turnover rateG	19%I	32%	30%	29%	49%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.135 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.81	$11.41	$12.06	$12.14	$11.87	$11.42
Income from Investment Operations
Net investment income (loss)A	–	.08	.10	.10	.04	.05
Net realized and unrealized gain (loss)	.49	.67	(.33)	.34	.58	.52
Total from investment operations	.49	.75	(.23)	.44	.62	.57
Distributions from net investment income	–	(.10)B	(.10)	(.10)	(.04)	(.05)
Distributions from net realized gain	(.14)	(.25)B	(.32)	(.42)	(.31)	(.07)
Total distributions	(.14)	(.35)	(.42)	(.52)	(.35)	(.12)
Net asset value, end of period	$12.16	$11.81	$11.41	$12.06	$12.14	$11.87
Total ReturnC,D,E	4.14%	6.75%	(1.98)%	3.73%	5.28%	5.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.33%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.33%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.33%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.03%H	.71%	.87%	.79%	.35%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$5,659	$5,623	$6,200	$7,410	$8,910	$8,118
Portfolio turnover rateF	19%H	32%	30%	29%	49%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.92	$11.51	$12.18	$12.25	$11.97	$11.51
Income from Investment Operations
Net investment income (loss)A	.06	.20	.22	.22	.16	.16
Net realized and unrealized gain (loss)	.48	.68	(.34)	.36	.58	.53
Total from investment operations	.54	.88	(.12)	.58	.74	.69
Distributions from net investment income	(.03)	(.22)B	(.23)	(.23)	(.15)	(.16)
Distributions from net realized gain	(.14)	(.25)B	(.32)	(.42)	(.31)	(.07)
Total distributions	(.17)	(.47)	(.55)	(.65)	(.46)	(.23)
Net asset value, end of period	$12.29	$11.92	$11.51	$12.18	$12.25	$11.97
Total ReturnC,D	4.56%	7.87%	(1.04)%	4.85%	6.29%	6.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.33%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.33%G	-%	-%	-%	-%	-%
Net investment income (loss)	1.03%G	1.71%	1.87%	1.79%	1.35%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$59,114	$58,940	$61,440	$66,255	$67,435	$70,364
Portfolio turnover rateE	19%G	32%	30%	29%	49%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.04
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	.18
Total from investment operations	.25
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$12.29
Total ReturnC,D	2.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.38%G
Expenses net of fee waivers, if any	.38%G
Expenses net of all reductions	.38%G
Net investment income (loss)	1.73%G
Supplemental Data
Net assets, end of period (000 omitted)	$107
Portfolio turnover rateE	19%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	30.2	30.3
Fidelity Series Government Money Market Fund 1.09%	12.8	12.2
Fidelity Series Emerging Markets Fund	5.8	6.6
Fidelity Advisor Series Growth & Income Fund	5.3	3.8
Fidelity Series International Value Fund	4.7	4.7
Fidelity Series International Growth Fund	4.6	4.7
Fidelity Advisor Series Short-Term Credit Fund	3.7	3.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.5	3.7
Fidelity Advisor Series Equity Value Fund	3.4	5.6
Fidelity Advisor Series Equity Growth Fund	2.9	3.1
	76.9	78.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.2%
International Equity Funds	16.7%
Bond Funds	37.7%
Short-Term Funds	16.5%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	30.8%
International Equity Funds	17.1%
Bond Funds	36.0%
Short-Term Funds	16.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	996,031	$14,522,126
Fidelity Advisor Series Equity Value Fund (a)	1,263,050	16,937,506
Fidelity Advisor Series Growth & Income Fund (a)	1,791,419	26,835,450
Fidelity Advisor Series Growth Opportunities Fund (a)	712,283	9,352,276
Fidelity Advisor Series Opportunistic Insights Fund (a)	719,092	13,324,769
Fidelity Advisor Series Small Cap Fund (a)	592,131	7,283,205
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	1,286,867	17,334,098
Fidelity Series 100 Index Fund (a)	449,620	7,450,211
Fidelity Series 1000 Value Index Fund (a)	228,399	2,868,697
Fidelity Series All-Sector Equity Fund (a)	749,497	10,020,777
Fidelity Series Commodity Strategy Fund (a)	1,920,322	10,043,282
Fidelity Series Real Estate Equity Fund (a)	129,065	1,666,232
Fidelity Series Small Cap Opportunities Fund (a)	627,721	8,775,534
TOTAL DOMESTIC EQUITY FUNDS
(Cost $110,203,844)		146,414,163

International Equity Funds - 16.7%
Fidelity Series Canada Fund (a)	222,216	2,364,383
Fidelity Series Emerging Markets Fund (a)	1,399,703	28,833,885
Fidelity Series International Growth Fund (a)	1,456,203	23,139,070
Fidelity Series International Small Cap Fund (a)	314,719	5,636,617
Fidelity Series International Value Fund (a)	2,207,784	23,777,832
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $59,912,128)		83,751,787

Bond Funds - 37.7%
Fidelity Series Emerging Markets Debt Fund (a)	369,401	3,863,933
Fidelity Series Floating Rate High Income Fund (a)	127,520	1,210,167
Fidelity Series High Income Fund (a)	770,604	7,513,388
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,272,482	12,584,843
Fidelity Series International Credit Fund (a)	25,123	252,491
Fidelity Series Investment Grade Bond Fund (a)	13,393,283	151,478,026
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,086,008	9,546,012
Fidelity Series Real Estate Income Fund (a)	217,705	2,431,770
TOTAL BOND FUNDS
(Cost $183,702,377)		188,880,630

Short-Term Funds - 16.5%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,859,731	18,597,309
Fidelity Series Government Money Market Fund 1.09% (a)(b)	63,805,218	63,805,218
TOTAL SHORT-TERM FUNDS
(Cost $82,377,091)		82,402,527
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $436,195,440)		501,449,107
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(353,177)
NET ASSETS - 100%		$501,095,930

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$15,656,078	$324,720	$3,630,673	$--	$891,804	$1,280,197	$14,522,126
Fidelity Advisor Series Equity Value Fund	28,203,890	627,637	12,310,571(a)	222,473	2,850,360	(2,433,810)	16,937,506
Fidelity Advisor Series Growth & Income Fund	19,458,116	9,504,196(a)	2,838,810	83,771	109,906	602,042	26,835,450
Fidelity Advisor Series Growth Opportunities Fund	10,275,629	212,690	2,393,758	--	431,234	826,481	9,352,276
Fidelity Advisor Series Opportunistic Insights Fund	14,545,452	301,817	3,286,902	--	1,293,155	471,247	13,324,769
Fidelity Advisor Series Short-Term Credit Fund	19,797,584	621,095	1,860,834	152,322	(177)	39,641	18,597,309
Fidelity Advisor Series Small Cap Fund	7,871,358	162,080	1,325,728	--	168,119	407,376	7,283,205
Fidelity Advisor Series Stock Selector Large Cap Value Fund	18,778,707	389,226	2,542,836	--	498,920	210,081	17,334,098
Fidelity Series 100 Index Fund	8,059,670	167,271	1,332,232	--	349,439	206,063	7,450,211
Fidelity Series 1000 Value Index Fund	3,126,118	64,828	450,464	--	68,867	59,348	2,868,697
Fidelity Series All-Sector Equity Fund	10,931,420	226,481	1,924,911	--	302,227	485,560	10,020,777
Fidelity Series Canada Fund	--	2,335,678	10,834	--	57	39,482	2,364,383
Fidelity Series Commodity Strategy Fund	8,363,369	2,521,260	807,362	15,398	(200,683)	166,698	10,043,282
Fidelity Series Emerging Markets Debt Fund	3,863,369	184,257	269,444	116,759	2,505	83,246	3,863,933
Fidelity Series Emerging Markets Fund	33,634,127	707,928	10,357,864	--	1,663,012	3,186,682	28,833,885
Fidelity Series Floating Rate High Income Fund	1,270,072	56,209	112,268	28,084	(4,147)	301	1,210,167
Fidelity Series Government Money Market Fund 1.09%	62,061,398	7,002,797	5,258,977	282,555	--	--	63,805,218
Fidelity Series High Income Fund	7,700,215	376,694	673,608	207,949	(13,984)	124,071	7,513,388
Fidelity Series Inflation-Protected Bond Index Fund	13,476,555	316,696	1,234,941	7,339	(24,210)	50,743	12,584,843
Fidelity Series International Credit Fund	--	251,235	--	--	--	1,256	252,491
Fidelity Series International Growth Fund	23,784,996	536,208	4,282,715	--	1,220,339	1,880,242	23,139,070
Fidelity Series International Small Cap Fund	5,424,288	127,409	787,119	--	208,181	663,858	5,636,617
Fidelity Series International Value Fund	23,846,343	691,874	3,290,710	--	309,325	2,221,000	23,777,832
Fidelity Series Investment Grade Bond Fund	153,919,482	8,411,976	12,897,441	1,887,912	18,451	2,025,558	151,478,026
Fidelity Series Long-Term Treasury Bond Index Fund	155,146	9,648,509	221,091	34,729	(8,286)	(28,266)	9,546,012
Fidelity Series Real Estate Equity Fund	1,862,474	83,025	269,480	14,325	31,112	(40,899)	1,666,232
Fidelity Series Real Estate Income Fund	2,494,077	132,046	211,161	60,894	14,266	2,542	2,431,770
Fidelity Series Small Cap Opportunities Fund	9,440,735	819,022	1,352,270	16,348	378,681	(510,634)	8,775,534
Total	$508,000,668	$46,804,864	$75,935,004	$3,130,858	$10,558,473	$12,020,106	$501,449,107

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $436,195,440) — See accompanying schedule		$501,449,107
Cash		1
Receivable for investments sold		1,509,279
Receivable for fund shares sold		451,248
Total assets		503,409,635
Liabilities
Payable for investments purchased	$3,654
Payable for fund shares redeemed	1,975,853
Accrued management fee	222,698
Distribution and service plan fees payable	111,500
Total liabilities		2,313,705
Net Assets		$501,095,930
Net Assets consist of:
Paid in capital		$423,673,081
Undistributed net investment income		1,475,449
Accumulated undistributed net realized gain (loss) on investments		10,693,733
Net unrealized appreciation (depreciation) on investments		65,253,667
Net Assets		$501,095,930
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($256,210,252 ÷ 20,106,659 shares)		$12.74
Maximum offering price per share (100/94.25 of $12.74)		$13.52
Class M:
Net Asset Value and redemption price per share ($82,534,744 ÷ 6,503,350 shares)		$12.69
Maximum offering price per share (100/96.50 of $12.69)		$13.15
Class C:
Net Asset Value and offering price per share ($28,312,712 ÷ 2,248,620 shares)(a)		$12.59
Class I:
Net Asset Value, offering price and redemption price per share ($133,766,822 ÷ 10,446,097 shares)		$12.81
Class Z6:
Net Asset Value, offering price and redemption price per share ($271,400 ÷ 21,185 shares)		$12.81

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,130,858
Expenses
Management fee	$890,261
Distribution and service plan fees	674,907
Independent trustees' fees and expenses	921
Total expenses before reductions	1,566,089
Expense reductions	(334)	1,565,755
Net investment income (loss)		1,565,103
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	10,558,473
Capital gain distributions from underlying funds	1,379,950
Total net realized gain (loss)		11,938,423
Change in net unrealized appreciation (depreciation) on underlying funds		12,020,106
Net gain (loss)		23,958,529
Net increase (decrease) in net assets resulting from operations		$25,523,632

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,565,103	$7,994,033
Net realized gain (loss)	11,938,423	14,958,776
Change in net unrealized appreciation (depreciation)	12,020,106	24,180,114
Net increase (decrease) in net assets resulting from operations	25,523,632	47,132,923
Distributions to shareholders from net investment income	(1,080,871)	(8,289,234)
Distributions to shareholders from net realized gain	(8,427,944)	(16,768,439)
Total distributions	(9,508,815)	(25,057,673)
Share transactions - net increase (decrease)	(22,802,369)	(109,968,419)
Total increase (decrease) in net assets	(6,787,552)	(87,893,169)
Net Assets
Beginning of period	507,883,482	595,776,651
End of period	$501,095,930	$507,883,482
Other Information
Undistributed net investment income end of period	$1,475,449	$991,217

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2010 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.34	$11.87	$12.72	$12.91	$12.50	$11.89
Income from Investment Operations
Net investment income (loss)A	.04	.18	.20	.20	.15	.16
Net realized and unrealized gain (loss)	.60	.84	(.41)	.44	.82	.70
Total from investment operations	.64	1.02	(.21)	.64	.97	.86
Distributions from net investment income	(.03)	(.19)	(.21)	(.22)	(.14)	(.16)
Distributions from net realized gain	(.21)	(.36)	(.44)	(.61)	(.42)	(.09)
Total distributions	(.24)	(.55)	(.64)B	(.83)	(.56)	(.25)
Net asset value, end of period	$12.74	$12.34	$11.87	$12.72	$12.91	$12.50
Total ReturnC,D,E	5.21%	8.87%	(1.67)%	5.08%	7.86%	7.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.60%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.60%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.64%H	1.45%	1.63%	1.55%	1.15%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$256,210	$263,496	$328,232	$431,498	$502,834	$540,980
Portfolio turnover rateF	19%H	26%	21%	22%	39%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.64 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.437 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.30	$11.83	$12.68	$12.87	$12.46	$11.86
Income from Investment Operations
Net investment income (loss)A	.02	.14	.17	.17	.11	.13
Net realized and unrealized gain (loss)	.60	.85	(.41)	.43	.83	.69
Total from investment operations	.62	.99	(.24)	.60	.94	.82
Distributions from net investment income	(.02)	(.16)	(.18)	(.18)	(.11)	(.13)
Distributions from net realized gain	(.21)	(.36)	(.44)	(.61)	(.42)	(.09)
Total distributions	(.23)	(.52)	(.61)B	(.79)	(.53)	(.22)
Net asset value, end of period	$12.69	$12.30	$11.83	$12.68	$12.87	$12.46
Total ReturnC,D,E	5.08%	8.63%	(1.92)%	4.81%	7.62%	6.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.85%H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.85%H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.39%H	1.20%	1.38%	1.30%	.90%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$82,535	$83,881	$92,543	$106,189	$124,997	$127,353
Portfolio turnover rateF	19%H	26%	21%	22%	39%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.437 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.22	$11.76	$12.60	$12.79	$12.39	$11.79
Income from Investment Operations
Net investment income (loss)A	(.01)	.08	.11	.10	.05	.07
Net realized and unrealized gain (loss)	.59	.84	(.40)	.44	.81	.69
Total from investment operations	.58	.92	(.29)	.54	.86	.76
Distributions from net investment income	–B	(.10)	(.11)	(.12)	(.05)	(.07)
Distributions from net realized gain	(.21)	(.36)	(.44)	(.61)	(.41)	(.09)
Total distributions	(.21)	(.46)	(.55)	(.73)	(.46)	(.16)
Net asset value, end of period	$12.59	$12.22	$11.76	$12.60	$12.79	$12.39
Total ReturnC,D,E	4.82%	8.07%	(2.39)%	4.33%	7.04%	6.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.35%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.35%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.35%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.11)%H	.70%	.88%	.80%	.40%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$28,313	$29,290	$30,150	$34,839	$36,622	$38,562
Portfolio turnover rateF	19%H	26%	21%	22%	39%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.40	$11.92	$12.77	$12.96	$12.55	$11.94
Income from Investment Operations
Net investment income (loss)A	.06	.21	.23	.23	.18	.19
Net realized and unrealized gain (loss)	.59	.85	(.40)	.44	.82	.70
Total from investment operations	.65	1.06	(.17)	.67	1.00	.89
Distributions from net investment income	(.04)	(.22)	(.24)	(.25)	(.17)	(.19)
Distributions from net realized gain	(.21)	(.36)	(.44)	(.61)	(.42)	(.09)
Total distributions	(.24)B	(.58)	(.68)	(.86)	(.59)	(.28)
Net asset value, end of period	$12.81	$12.40	$11.92	$12.77	$12.96	$12.55
Total ReturnC,D	5.34%	9.22%	(1.40)%	5.34%	8.10%	7.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.35%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.35%G	-%	-%	-%	-%	-%
Net investment income (loss)	.89%G	1.70%	1.88%	1.80%	1.40%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$133,767	$131,216	$143,715	$158,071	$191,276	$197,152
Portfolio turnover rateE	19%G	26%	21%	22%	39%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.208 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005% per share.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.50
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.23
Total from investment operations	.31
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$12.81
Total ReturnC,D	2.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G
Expenses net of fee waivers, if any	.40%G
Expenses net of all reductions	.40%G
Net investment income (loss)	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$271
Portfolio turnover rateE	19%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	26.6	26.7
Fidelity Series Government Money Market Fund 1.09%	9.3	8.7
Fidelity Advisor Series Growth & Income Fund	6.6	4.7
Fidelity Series Emerging Markets Fund	6.4	7.3
Fidelity Series International Value Fund	5.6	5.6
Fidelity Series International Growth Fund	5.5	5.6
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.2	4.5
Fidelity Advisor Series Equity Value Fund	4.2	6.7
Fidelity Advisor Series Equity Growth Fund	3.6	3.8
Fidelity Advisor Series Opportunistic Insights Fund	3.3	3.5
	75.3	77.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.5%
International Equity Funds	19.4%
Bond Funds	33.3%
Short-Term Funds	11.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	37.1%
International Equity Funds	19.8%
Bond Funds	31.6%
Short-Term Funds	11.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2015 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	2,886,974	$42,092,074
Fidelity Advisor Series Equity Value Fund (a)	3,659,842	49,078,487
Fidelity Advisor Series Growth & Income Fund (a)	5,191,166	77,763,674
Fidelity Advisor Series Growth Opportunities Fund (a)	2,064,117	27,101,850
Fidelity Advisor Series Opportunistic Insights Fund (a)	2,083,893	38,614,544
Fidelity Advisor Series Small Cap Fund (a)	1,715,650	21,102,495
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	3,729,445	50,235,629
Fidelity Series 100 Index Fund (a)	1,303,057	21,591,658
Fidelity Series 1000 Value Index Fund (a)	661,856	8,312,910
Fidelity Series All-Sector Equity Fund (a)	2,171,945	29,038,905
Fidelity Series Commodity Strategy Fund (a)	4,504,235	23,557,149
Fidelity Series Real Estate Equity Fund (a)	373,983	4,828,119
Fidelity Series Small Cap Opportunities Fund (a)	1,818,634	25,424,498
TOTAL DOMESTIC EQUITY FUNDS
(Cost $310,918,052)		418,741,992

International Equity Funds - 19.4%
Fidelity Series Canada Fund (a)	621,003	6,607,472
Fidelity Series Emerging Markets Fund (a)	3,679,129	75,790,047
Fidelity Series International Growth Fund (a)	4,072,367	64,709,905
Fidelity Series International Small Cap Fund (a)	879,920	15,759,368
Fidelity Series International Value Fund (a)	6,177,771	66,534,590
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $161,569,309)		229,401,382

Bond Funds - 33.3%
Fidelity Series Emerging Markets Debt Fund (a)	849,269	8,883,353
Fidelity Series Floating Rate High Income Fund (a)	298,127	2,829,224
Fidelity Series High Income Fund (a)	1,802,402	17,573,416
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,088,474	20,655,012
Fidelity Series International Credit Fund (a)	59,798	600,972
Fidelity Series Investment Grade Bond Fund (a)	27,741,175	313,752,693
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,544,861	22,369,326
Fidelity Series Real Estate Income Fund (a)	513,753	5,738,616
TOTAL BOND FUNDS
(Cost $381,362,433)		392,402,612

Short-Term Funds - 11.9%
Fidelity Advisor Series Short-Term Credit Fund (a)	3,100,516	31,005,157
Fidelity Series Government Money Market Fund 1.09% (a)(b)	108,883,430	108,883,430
TOTAL SHORT-TERM FUNDS
(Cost $139,863,450)		139,888,587
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $993,713,244)		1,180,434,573
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(821,757)
NET ASSETS - 100%		$1,179,612,816

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$45,524,066	$547,569	$10,291,915	$--	$2,626,735	$3,685,619	$42,092,074
Fidelity Advisor Series Equity Value Fund	81,815,902	1,253,906	35,199,779(a)	648,050	5,917,970	(4,709,512)	49,078,487
Fidelity Advisor Series Growth & Income Fund	56,487,336	26,966,210(a)	7,735,525	245,320	404,048	1,641,605	77,763,674
Fidelity Advisor Series Growth Opportunities Fund	29,904,426	359,283	6,819,596	--	1,277,208	2,380,529	27,101,850
Fidelity Advisor Series Opportunistic Insights Fund	42,300,151	509,727	9,319,918	--	3,808,801	1,315,783	38,614,544
Fidelity Advisor Series Short-Term Credit Fund	33,790,894	715,831	3,569,295	256,981	536	67,191	31,005,157
Fidelity Advisor Series Small Cap Fund	22,747,133	261,492	3,573,871	--	480,142	1,187,599	21,102,495
Fidelity Advisor Series Stock Selector Large Cap Value Fund	54,308,043	628,172	6,757,577	--	1,414,620	642,371	50,235,629
Fidelity Series 100 Index Fund	23,471,812	282,626	3,779,758	--	947,867	669,111	21,591,658
Fidelity Series 1000 Value Index Fund	9,072,554	104,566	1,235,267	--	200,642	170,415	8,312,910
Fidelity Series All-Sector Equity Fund	31,808,427	372,744	5,431,280	--	780,890	1,508,124	29,038,905
Fidelity Series Canada Fund	--	6,496,444	26,615	--	181	137,462	6,607,472
Fidelity Series Commodity Strategy Fund	19,730,718	6,006,437	2,105,521	36,129	(715,139)	640,654	23,557,149
Fidelity Series Emerging Markets Debt Fund	9,038,148	362,552	716,404	270,844	7,977	191,080	8,883,353
Fidelity Series Emerging Markets Fund	88,257,284	1,087,723	26,217,357	--	3,788,545	8,873,852	75,790,047
Fidelity Series Floating Rate High Income Fund	3,032,156	104,582	298,500	66,373	(13,051)	4,037	2,829,224
Fidelity Series Government Money Market Fund 1.09%	105,863,553	13,260,617	10,240,740	483,320	--	--	108,883,430
Fidelity Series High Income Fund	18,383,602	720,924	1,791,008	491,654	(44,270)	304,168	17,573,416
Fidelity Series Inflation-Protected Bond Index Fund	22,627,640	310,176	2,328,283	12,153	(63,454)	108,933	20,655,012
Fidelity Series International Credit Fund	--	597,982	--	--	--	2,990	600,972
Fidelity Series International Growth Fund	67,875,480	869,994	12,808,305	--	3,961,793	4,810,943	64,709,905
Fidelity Series International Small Cap Fund	15,477,302	205,899	2,391,686	--	720,666	1,747,187	15,759,368
Fidelity Series International Value Fund	68,051,945	1,049,974	9,709,722	--	966,388	6,176,005	66,534,590
Fidelity Series Investment Grade Bond Fund	323,226,746	16,675,857	30,447,535	3,939,927	63,832	4,233,793	313,752,693
Fidelity Series Long-Term Treasury Bond Index Fund	310,205	22,629,116	485,203	89,571	(32,152)	(52,640)	22,369,326
Fidelity Series Real Estate Equity Fund	5,406,610	193,590	744,095	41,416	71,831	(99,817)	4,828,119
Fidelity Series Real Estate Income Fund	5,999,051	259,670	561,627	144,439	46,020	(4,498)	5,738,616
Fidelity Series Small Cap Opportunities Fund	27,405,880	2,120,943	3,712,128	47,380	1,032,685	(1,422,882)	25,424,498
Total	$1,211,917,064	$104,954,606	$198,298,510	$6,773,557	$27,651,311	$34,210,102	$1,180,434,573

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $993,713,244) — See accompanying schedule		$1,180,434,573
Receivable for investments sold		1,918,415
Receivable for fund shares sold		1,779,460
Total assets		1,184,132,448
Liabilities
Payable for investments purchased	$106
Payable for fund shares redeemed	3,699,683
Accrued management fee	565,892
Distribution and service plan fees payable	253,951
Total liabilities		4,519,632
Net Assets		$1,179,612,816
Net Assets consist of:
Paid in capital		$960,858,468
Undistributed net investment income		2,932,745
Accumulated undistributed net realized gain (loss) on investments		29,100,274
Net unrealized appreciation (depreciation) on investments		186,721,329
Net Assets		$1,179,612,816
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($617,092,519 ÷ 47,820,374 shares)		$12.90
Maximum offering price per share (100/94.25 of $12.90)		$13.69
Class M:
Net Asset Value and redemption price per share ($177,311,632 ÷ 13,775,384 shares)		$12.87
Maximum offering price per share (100/96.50 of $12.87)		$13.34
Class C:
Net Asset Value and offering price per share ($61,070,771 ÷ 4,784,006 shares)(a)		$12.77
Class I:
Net Asset Value, offering price and redemption price per share ($323,381,380 ÷ 24,843,402 shares)		$13.02
Class Z6:
Net Asset Value, offering price and redemption price per share ($756,514 ÷ 58,094 shares)		$13.02

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$6,773,557
Expenses
Management fee	$2,276,883
Distribution and service plan fees	1,544,379
Independent trustees' fees and expenses	2,189
Total expenses before reductions	3,823,451
Expense reductions	(795)	3,822,656
Net investment income (loss)		2,950,901
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	27,651,311
Capital gain distributions from underlying funds	4,003,017
Total net realized gain (loss)		31,654,328
Change in net unrealized appreciation (depreciation) on underlying funds		34,210,102
Net gain (loss)		65,864,430
Net increase (decrease) in net assets resulting from operations		$68,815,331

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,950,901	$18,746,280
Net realized gain (loss)	31,654,328	34,433,131
Change in net unrealized appreciation (depreciation)	34,210,102	71,901,912
Net increase (decrease) in net assets resulting from operations	68,815,331	125,081,323
Distributions to shareholders from net investment income	(2,367,122)	(19,217,331)
Distributions to shareholders from net realized gain	(21,902,972)	(39,746,083)
Total distributions	(24,270,094)	(58,963,414)
Share transactions - net increase (decrease)	(76,580,360)	(212,702,716)
Total increase (decrease) in net assets	(32,035,123)	(146,584,807)
Net Assets
Beginning of period	1,211,647,939	1,358,232,746
End of period	$1,179,612,816	$1,211,647,939
Other Information
Undistributed net investment income end of period	$2,932,745	$2,348,966

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2015 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.43	$11.81	$12.70	$12.87	$12.47	$11.85
Income from Investment Operations
Net investment income (loss)A	.03	.18	.20	.20	.15	.16
Net realized and unrealized gain (loss)	.69	.99	(.45)	.49	.89	.71
Total from investment operations	.72	1.17	(.25)	.69	1.04	.87
Distributions from net investment income	(.03)	(.19)	(.21)	(.21)	(.15)	(.16)
Distributions from net realized gain	(.23)	(.36)	(.43)	(.64)	(.50)	(.09)
Total distributions	(.25)B	(.55)	(.64)	(.86)C	(.64)D	(.25)
Net asset value, end of period	$12.90	$12.43	$11.81	$12.70	$12.87	$12.47
Total ReturnE,F,G	5.91%	10.23%	(2.07)%	5.51%	8.54%	7.45%
Ratios to Average Net AssetsH,I
Expenses before reductions	.63%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.63%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.63%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.50%J	1.46%	1.64%	1.58%	1.19%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$617,093	$653,982	$739,929	$967,164	$1,086,606	$1,181,020
Portfolio turnover rateH	18%J	22%	20%	21%	37%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.229 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.642 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.41	$11.79	$12.68	$12.85	$12.46	$11.83
Income from Investment Operations
Net investment income (loss)A	.02	.15	.17	.17	.12	.13
Net realized and unrealized gain (loss)	.69	.99	(.45)	.48	.88	.72
Total from investment operations	.71	1.14	(.28)	.65	1.00	.85
Distributions from net investment income	(.02)	(.16)	(.18)	(.18)	(.11)	(.13)
Distributions from net realized gain	(.23)	(.36)	(.43)	(.64)	(.50)	(.09)
Total distributions	(.25)	(.52)	(.61)	(.82)	(.61)	(.22)
Net asset value, end of period	$12.87	$12.41	$11.79	$12.68	$12.85	$12.46
Total ReturnB,C,D	5.77%	9.98%	(2.32)%	5.26%	8.20%	7.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	.88%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.88%G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.88%G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.25%G	1.21%	1.39%	1.33%	.94%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$177,312	$178,795	$190,018	$208,468	$226,663	$227,022
Portfolio turnover rateE	18%G	22%	20%	21%	37%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$11.72	$12.60	$12.77	$12.39	$11.77
Income from Investment Operations
Net investment income (loss)A	(.02)	.08	.11	.11	.05	.07
Net realized and unrealized gain (loss)	.70	.98	(.45)	.48	.88	.71
Total from investment operations	.68	1.06	(.34)	.59	.93	.78
Distributions from net investment income	–B	(.10)	(.11)	(.12)	(.06)	(.07)
Distributions from net realized gain	(.23)	(.36)	(.43)	(.64)	(.49)	(.09)
Total distributions	(.23)	(.46)	(.54)	(.76)	(.55)	(.16)
Net asset value, end of period	$12.77	$12.32	$11.72	$12.60	$12.77	$12.39
Total ReturnC,D,E	5.60%	9.33%	(2.76)%	4.75%	7.65%	6.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.38%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.38%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.38%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.25)%H	.71%	.89%	.83%	.44%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$61,071	$61,332	$63,443	$72,725	$75,682	$72,115
Portfolio turnover rateF	18%H	22%	20%	21%	37%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$11.90	$12.79	$12.96	$12.56	$11.93
Income from Investment Operations
Net investment income (loss)A	.05	.21	.23	.24	.18	.19
Net realized and unrealized gain (loss)	.70	1.00	(.45)	.48	.90	.72
Total from investment operations	.75	1.21	(.22)	.72	1.08	.91
Distributions from net investment income	(.03)	(.22)	(.24)	(.25)	(.18)	(.19)
Distributions from net realized gain	(.23)	(.36)	(.43)	(.64)	(.50)	(.09)
Total distributions	(.26)	(.58)	(.67)	(.89)	(.68)	(.28)
Net asset value, end of period	$13.02	$12.53	$11.90	$12.79	$12.96	$12.56
Total ReturnB,C	6.09%	10.53%	(1.80)%	5.74%	8.75%	7.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.38%F	- %G	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.38%F	-%	-%	-%	-%	-%
Expenses net of all reductions	.38%F	-%	-%	-%	-%	-%
Net investment income (loss)	.75%F	1.71%	1.89%	1.83%	1.44%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$323,381	$317,539	$361,722	$425,176	$488,611	$467,604
Portfolio turnover rateD	18%F	22%	20%	21%	37%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.66
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	.26
Total from investment operations	.36
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$13.02
Total ReturnC,D	2.84%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%G
Expenses net of fee waivers, if any	.42%G
Expenses net of all reductions	.42%G
Net investment income (loss)	2.46%G
Supplemental Data
Net assets, end of period (000 omitted)	$757
Portfolio turnover rateE	18%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	24.0	24.2
Fidelity Advisor Series Growth & Income Fund	7.5	5.2
Fidelity Series Emerging Markets Fund	6.9	7.8
Fidelity Series Government Money Market Fund 1.09%	6.9	6.6
Fidelity Series International Value Fund	6.3	6.2
Fidelity Series International Growth Fund	6.1	6.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.8	5.0
Fidelity Advisor Series Equity Value Fund	4.7	7.6
Fidelity Advisor Series Equity Growth Fund	4.0	4.2
Fidelity Advisor Series Opportunistic Insights Fund	3.7	3.9
	74.9	76.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	39.9%
International Equity Funds	21.4%
Bond Funds	29.9%
Short-Term Funds	8.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	41.4%
International Equity Funds	21.6%
Bond Funds	28.3%
Short-Term Funds	8.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2020 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	7,073,688	$103,134,371
Fidelity Advisor Series Equity Value Fund (a)	8,942,371	119,917,199
Fidelity Advisor Series Growth & Income Fund (a)	12,713,625	190,450,102
Fidelity Advisor Series Growth Opportunities Fund (a)	5,059,252	66,427,978
Fidelity Advisor Series Opportunistic Insights Fund (a)	5,106,547	94,624,316
Fidelity Advisor Series Small Cap Fund (a)	4,201,952	51,684,014
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	9,133,069	123,022,437
Fidelity Series 100 Index Fund (a)	3,193,888	52,922,719
Fidelity Series 1000 Value Index Fund (a)	1,624,196	20,399,903
Fidelity Series All-Sector Equity Fund (a)	5,322,621	71,163,440
Fidelity Series Commodity Strategy Fund (a)	9,716,989	50,819,855
Fidelity Series Real Estate Equity Fund (a)	915,997	11,825,517
Fidelity Series Small Cap Opportunities Fund (a)	4,456,686	62,304,471
TOTAL DOMESTIC EQUITY FUNDS
(Cost $763,899,127)		1,018,696,322

International Equity Funds - 21.4%
Fidelity Series Canada Fund (a)	1,496,267	15,920,276
Fidelity Series Emerging Markets Fund (a)	8,596,585	177,089,650
Fidelity Series International Growth Fund (a)	9,798,947	155,705,263
Fidelity Series International Small Cap Fund (a)	2,114,352	37,868,036
Fidelity Series International Value Fund (a)	14,827,062	159,687,455
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $394,844,310)		546,270,680

Bond Funds - 29.9%
Fidelity Series Emerging Markets Debt Fund (a)	1,794,665	18,772,196
Fidelity Series Floating Rate High Income Fund (a)	633,862	6,015,351
Fidelity Series High Income Fund (a)	3,874,726	37,778,581
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,655,175	26,259,682
Fidelity Series International Credit Fund (a)	128,527	1,291,696
Fidelity Series Investment Grade Bond Fund (a)	54,094,957	611,813,964
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,410,817	47,561,080
Fidelity Series Real Estate Income Fund (a)	1,099,754	12,284,252
TOTAL BOND FUNDS
(Cost $754,388,389)		761,776,802

Short-Term Funds - 8.9%
Fidelity Advisor Series Short-Term Credit Fund (a)	5,037,456	50,374,560
Fidelity Series Government Money Market Fund 1.09% (a)(b)	176,042,700	176,042,700
TOTAL SHORT-TERM FUNDS
(Cost $226,375,121)		226,417,260
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,139,506,947)		2,553,161,064
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,834,163)
NET ASSETS - 100%		$2,551,326,901

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$107,899,662	$1,388,488	$21,360,375	$--	$5,408,170	$9,798,426	$103,134,371
Fidelity Advisor Series Equity Value Fund	192,890,348	3,542,048	79,472,656(a)	1,555,731	7,714,036	(4,756,577)	119,917,199
Fidelity Advisor Series Growth & Income Fund	133,562,727	65,560,759(a)	13,591,451	595,046	617,064	4,301,003	190,450,102
Fidelity Advisor Series Growth Opportunities Fund	70,967,317	910,529	14,274,653	--	2,670,466	6,154,319	66,427,978
Fidelity Advisor Series Opportunistic Insights Fund	100,276,958	1,291,281	19,272,878	--	7,782,455	4,546,500	94,624,316
Fidelity Advisor Series Short-Term Credit Fund	53,699,458	1,209,978	4,643,148	414,850	3,212	105,060	50,374,560
Fidelity Advisor Series Small Cap Fund	53,446,579	742,668	6,521,496	--	831,745	3,184,518	51,684,014
Fidelity Advisor Series Stock Selector Large Cap Value Fund	128,008,473	2,071,058	12,065,210	--	1,603,659	3,404,457	123,022,437
Fidelity Series 100 Index Fund	55,757,975	712,507	7,462,351	--	1,764,533	2,150,055	52,922,719
Fidelity Series 1000 Value Index Fund	21,451,762	276,561	2,229,404	--	334,038	566,946	20,399,903
Fidelity Series All-Sector Equity Fund	75,469,271	965,226	10,799,441	--	1,020,978	4,507,406	71,163,440
Fidelity Series Canada Fund	--	15,591,528	44,829	--	152	373,425	15,920,276
Fidelity Series Commodity Strategy Fund	41,695,481	12,922,205	3,661,648	77,877	(643,492)	507,309	50,819,855
Fidelity Series Emerging Markets Debt Fund	18,811,124	781,933	1,238,918	569,694	9,859	408,198	18,772,196
Fidelity Series Emerging Markets Fund	197,902,416	2,473,472	52,141,045	--	6,582,068	22,272,739	177,089,650
Fidelity Series Floating Rate High Income Fund	6,322,119	228,716	516,215	140,284	(20,967)	1,698	6,015,351
Fidelity Series Government Money Market Fund 1.09%	168,214,560	21,022,595	13,194,455	778,823	--	--	176,042,700
Fidelity Series High Income Fund	38,742,751	1,580,751	3,097,293	1,050,154	(67,504)	619,876	37,778,581
Fidelity Series Inflation-Protected Bond Index Fund	28,153,800	422,185	2,374,576	15,410	(70,364)	128,637	26,259,682
Fidelity Series International Credit Fund	--	1,285,270	--	--	--	6,426	1,291,696
Fidelity Series International Growth Fund	159,124,886	2,140,365	26,315,849	--	6,584,953	14,170,908	155,705,263
Fidelity Series International Small Cap Fund	36,182,712	497,510	4,644,214	--	1,107,027	4,725,001	37,868,036
Fidelity Series International Value Fund	159,539,367	2,748,330	19,533,592	--	1,407,778	15,525,572	159,687,455
Fidelity Series Investment Grade Bond Fund	617,537,596	33,483,524	47,482,020	7,633,069	171,300	8,103,564	611,813,964
Fidelity Series Long-Term Treasury Bond Index Fund	578,556	48,090,615	929,906	188,934	(57,306)	(120,879)	47,561,080
Fidelity Series Real Estate Equity Fund	12,783,544	479,245	1,365,244	100,546	45,659	(117,687)	11,825,517
Fidelity Series Real Estate Income Fund	12,602,093	567,344	971,316	308,310	69,086	17,045	12,284,252
Fidelity Series Small Cap Opportunities Fund	64,799,072	5,286,484	6,826,706	116,014	1,176,222	(2,130,601)	62,304,471
Total	$2,556,420,607	$228,273,175	$376,030,889	$13,544,742	$46,044,827	$98,453,344	$2,553,161,064

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $2,139,506,947) — See accompanying schedule		$2,553,161,064
Receivable for investments sold		5,797,991
Receivable for fund shares sold		4,548,647
Total assets		2,563,507,702
Liabilities
Payable for investments purchased	$3,633
Payable for fund shares redeemed	10,349,132
Accrued management fee	1,311,895
Distribution and service plan fees payable	516,141
Total liabilities		12,180,801
Net Assets		$2,551,326,901
Net Assets consist of:
Paid in capital		$2,082,735,119
Undistributed net investment income		5,210,824
Accumulated undistributed net realized gain (loss) on investments		49,726,841
Net unrealized appreciation (depreciation) on investments		413,654,117
Net Assets		$2,551,326,901
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,279,774,506 ÷ 91,934,501 shares)		$13.92
Maximum offering price per share (100/94.25 of $13.92)		$14.77
Class M:
Net Asset Value and redemption price per share ($390,703,879 ÷ 28,094,216 shares)		$13.91
Maximum offering price per share (100/96.50 of $13.91)		$14.41
Class C:
Net Asset Value and offering price per share ($102,816,804 ÷ 7,458,570 shares)(a)		$13.79
Class I:
Net Asset Value, offering price and redemption price per share ($776,885,067 ÷ 55,340,422 shares)		$14.04
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,146,645 ÷ 81,637 shares)		$14.05

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$13,544,742
Expenses
Management fee	$5,261,917
Distribution and service plan fees	3,125,482
Independent trustees' fees and expenses	4,669
Total expenses before reductions	8,392,068
Expense reductions	(1,678)	8,390,390
Net investment income (loss)		5,154,352
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	46,044,827
Capital gain distributions from underlying funds	9,799,116
Total net realized gain (loss)		55,843,943
Change in net unrealized appreciation (depreciation) on underlying funds		98,453,344
Net gain (loss)		154,297,287
Net increase (decrease) in net assets resulting from operations		$159,451,639

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,154,352	$38,750,307
Net realized gain (loss)	55,843,943	56,868,315
Change in net unrealized appreciation (depreciation)	98,453,344	182,559,768
Net increase (decrease) in net assets resulting from operations	159,451,639	278,178,390
Distributions to shareholders from net investment income	(4,451,144)	(38,366,807)
Distributions to shareholders from net realized gain	(39,249,087)	(76,567,312)
Total distributions	(43,700,231)	(114,934,119)
Share transactions - net increase (decrease)	(120,324,780)	(325,620,479)
Total increase (decrease) in net assets	(4,573,372)	(162,376,208)
Net Assets
Beginning of period	2,555,900,273	2,718,276,481
End of period	$2,551,326,901	$2,555,900,273
Other Information
Undistributed net investment income end of period	$5,210,824	$4,507,616

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2020 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.31	$12.51	$13.44	$13.54	$13.05	$12.35
Income from Investment Operations
Net investment income (loss)A	.03	.19	.21	.22	.16	.18
Net realized and unrealized gain (loss)	.81	1.16	(.51)	.55	1.04	.78
Total from investment operations	.84	1.35	(.30)	.77	1.20	.96
Distributions from net investment income	(.02)	(.19)	(.21)	(.23)	(.16)	(.18)
Distributions from net realized gain	(.21)	(.36)	(.41)	(.64)	(.55)	(.08)
Total distributions	(.23)	(.55)	(.63)B	(.87)	(.71)	(.26)
Net asset value, end of period	$13.92	$13.31	$12.51	$13.44	$13.54	$13.05
Total ReturnC,D,E	6.38%	11.17%	(2.35)%	5.82%	9.38%	7.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.66%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.66%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.40%H	1.46%	1.62%	1.59%	1.22%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$1,279,775	$1,315,261	$1,442,826	$1,775,399	$1,910,164	$1,944,691
Portfolio turnover rateF	18%H	19%	20%	21%	40%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.63 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.411 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.30	$12.51	$13.44	$13.54	$13.05	$12.34
Income from Investment Operations
Net investment income (loss)A	.01	.15	.18	.18	.13	.15
Net realized and unrealized gain (loss)	.82	1.16	(.52)	.55	1.03	.79
Total from investment operations	.83	1.31	(.34)	.73	1.16	.94
Distributions from net investment income	(.02)	(.16)	(.18)	(.19)	(.13)	(.15)
Distributions from net realized gain	(.21)	(.36)	(.41)	(.64)	(.55)	(.08)
Total distributions	(.22)B	(.52)	(.59)	(.83)	(.67)C	(.23)
Net asset value, end of period	$13.91	$13.30	$12.51	$13.44	$13.54	$13.05
Total ReturnD,E,F	6.33%	10.81%	(2.59)%	5.56%	9.11%	7.72%
Ratios to Average Net AssetsG,H
Expenses before reductions	.91%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.91%I	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.91%I	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.15%I	1.21%	1.37%	1.34%	.97%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$390,704	$396,330	$394,406	$440,674	$465,828	$430,153
Portfolio turnover rateG	18%I	19%	20%	21%	40%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.207 per share.

 C Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.20	$12.42	$13.35	$13.45	$12.97	$12.27
Income from Investment Operations
Net investment income (loss)A	(.02)	.09	.11	.11	.06	.09
Net realized and unrealized gain (loss)	.82	1.15	(.51)	.55	1.03	.78
Total from investment operations	.80	1.24	(.40)	.66	1.09	.87
Distributions from net investment income	–	(.10)	(.12)	(.12)	(.07)	(.08)
Distributions from net realized gain	(.21)	(.36)	(.41)	(.64)	(.54)	(.08)
Total distributions	(.21)	(.46)	(.53)	(.76)	(.61)	(.17)B
Net asset value, end of period	$13.79	$13.20	$12.42	$13.35	$13.45	$12.97
Total ReturnC,D,E	6.09%	10.26%	(3.11)%	5.07%	8.57%	7.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.41%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.41%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.41%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.35)%H	.71%	.87%	.84%	.47%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$102,817	$101,268	$105,128	$112,535	$113,194	$102,576
Portfolio turnover rateF	18%H	19%	20%	21%	40%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.41	$12.61	$13.54	$13.63	$13.14	$12.42
Income from Investment Operations
Net investment income (loss)A	.04	.22	.24	.25	.20	.21
Net realized and unrealized gain (loss)	.83	1.16	(.51)	.56	1.03	.80
Total from investment operations	.87	1.38	(.27)	.81	1.23	1.01
Distributions from net investment income	(.03)	(.22)	(.25)	(.26)	(.19)	(.21)
Distributions from net realized gain	(.21)	(.36)	(.41)	(.64)	(.55)	(.08)
Total distributions	(.24)	(.58)	(.66)	(.90)	(.74)	(.29)
Net asset value, end of period	$14.04	$13.41	$12.61	$13.54	$13.63	$13.14
Total ReturnB,C	6.56%	11.36%	(2.07)%	6.13%	9.58%	8.28%
Ratios to Average Net AssetsD,E
Expenses before reductions	.41%F	- %G	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.41%F	-%	-%	-%	-%	-%
Expenses net of all reductions	.41%F	-%	-%	-%	-%	-%
Net investment income (loss)	.64%F	1.71%	1.87%	1.84%	1.47%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$776,885	$743,042	$767,908	$836,880	$875,979	$777,288
Portfolio turnover rateD	18%F	19%	20%	21%	40%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.62
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	.33
Total from investment operations	.43
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$14.05
Total ReturnC,D	3.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G
Expenses net of fee waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income (loss)	2.40%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,147
Portfolio turnover rateE	18%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	20.6	20.8
Fidelity Advisor Series Growth & Income Fund	8.3	5.8
Fidelity Series Emerging Markets Fund	7.4	8.2
Fidelity Series International Growth Fund	6.8	6.8
Fidelity Series International Value Fund	6.7	6.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.4	5.5
Fidelity Advisor Series Equity Value Fund	5.2	8.3
Fidelity Series Government Money Market Fund 1.09%	5.1	4.8
Fidelity Advisor Series Equity Growth Fund	4.5	4.7
Fidelity Advisor Series Opportunistic Insights Fund	4.1	4.4
	74.1	76.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.2%
International Equity Funds	23.2%
Bond Funds	26.1%
Short-Term Funds	6.6%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	45.7%
International Equity Funds	23.4%
Bond Funds	24.5%
Short-Term Funds	6.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2025 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	9,230,329	$134,578,197
Fidelity Advisor Series Equity Value Fund (a)	11,657,757	156,330,528
Fidelity Advisor Series Growth & Income Fund (a)	16,589,933	248,517,204
Fidelity Advisor Series Growth Opportunities Fund (a)	6,603,590	86,705,131
Fidelity Advisor Series Opportunistic Insights Fund (a)	6,664,625	123,495,499
Fidelity Advisor Series Small Cap Fund (a)	5,483,913	67,452,129
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	11,917,241	160,525,242
Fidelity Series 100 Index Fund (a)	4,168,872	69,078,215
Fidelity Series 1000 Value Index Fund (a)	2,121,686	26,648,377
Fidelity Series All-Sector Equity Fund (a)	6,947,371	92,886,352
Fidelity Series Commodity Strategy Fund (a)	11,375,130	59,491,930
Fidelity Series Real Estate Equity Fund (a)	1,201,647	15,513,264
Fidelity Series Small Cap Opportunities Fund (a)	5,810,757	81,234,385
TOTAL DOMESTIC EQUITY FUNDS
(Cost $992,817,465)		1,322,456,453

International Equity Funds - 23.2%
Fidelity Series Canada Fund (a)	1,914,407	20,369,286
Fidelity Series Emerging Markets Fund (a)	10,729,223	221,021,984
Fidelity Series International Growth Fund (a)	12,726,316	202,221,166
Fidelity Series International Small Cap Fund (a)	2,709,448	48,526,205
Fidelity Series International Value Fund (a)	18,727,201	201,691,960
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $511,715,887)		693,830,601

Bond Funds - 26.1%
Fidelity Series Emerging Markets Debt Fund (a)	2,073,227	21,685,957
Fidelity Series Floating Rate High Income Fund (a)	736,531	6,989,680
Fidelity Series High Income Fund (a)	4,449,109	43,378,816
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,336,089	23,103,919
Fidelity Series International Credit Fund (a)	149,010	1,497,553
Fidelity Series Investment Grade Bond Fund (a)	54,507,338	616,477,988
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,310,288	55,467,435
Fidelity Series Real Estate Income Fund (a)	1,272,802	14,217,194
TOTAL BOND FUNDS
(Cost $779,878,786)		782,818,542

Short-Term Funds - 6.6%
Fidelity Advisor Series Short-Term Credit Fund (a)	4,319,545	43,195,455
Fidelity Series Government Money Market Fund 1.09% (a)(b)	153,801,309	153,801,309
TOTAL SHORT-TERM FUNDS
(Cost $196,963,413)		196,996,764
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,481,375,551)		2,996,102,360
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,215,476)
NET ASSETS - 100%		$2,993,886,884

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$135,937,851	$3,626,505	$24,440,064	$--	$5,664,848	$13,789,057	$134,578,197
Fidelity Advisor Series Equity Value Fund	241,941,961	7,040,442	96,520,656(a)	1,984,625	7,733,075	(3,864,294)	156,330,528
Fidelity Advisor Series Growth & Income Fund	167,651,187	88,460,572(a)	13,957,845	762,518	352,502	6,010,788	248,517,204
Fidelity Advisor Series Growth Opportunities Fund	89,516,164	2,377,455	16,486,997	--	2,846,756	8,451,753	86,705,131
Fidelity Advisor Series Opportunistic Insights Fund	126,356,944	3,373,220	21,995,674	--	6,843,444	8,917,565	123,495,499
Fidelity Advisor Series Short-Term Credit Fund	44,613,993	1,683,190	3,191,334	350,555	1,655	87,951	43,195,455
Fidelity Advisor Series Small Cap Fund	67,276,031	1,899,782	6,912,712	--	736,912	4,452,116	67,452,129
Fidelity Advisor Series Stock Selector Large Cap Value Fund	160,603,013	4,976,020	11,547,680	--	461,895	6,031,994	160,525,242
Fidelity Series 100 Index Fund	70,010,948	1,863,125	7,821,924	--	1,568,402	3,457,664	69,078,215
Fidelity Series 1000 Value Index Fund	26,963,429	725,682	2,208,235	--	244,791	922,710	26,648,377
Fidelity Series All-Sector Equity Fund	94,923,840	2,524,215	11,651,300	--	488,964	6,600,633	92,886,352
Fidelity Series Canada Fund	--	19,881,011	34,850	--	39	523,086	20,369,286
Fidelity Series Commodity Strategy Fund	47,127,023	15,775,852	3,277,069	90,846	(536,985)	403,109	59,491,930
Fidelity Series Emerging Markets Debt Fund	21,226,584	1,130,275	1,145,879	650,780	6,001	468,976	21,685,957
Fidelity Series Emerging Markets Fund	236,992,530	6,209,991	57,242,002	--	7,340,733	27,720,732	221,021,984
Fidelity Series Floating Rate High Income Fund	7,128,727	360,461	477,448	160,676	(15,369)	(6,691)	6,989,680
Fidelity Series Government Money Market Fund 1.09%	139,740,928	23,156,837	9,096,456	668,011	--	--	153,801,309
Fidelity Series High Income Fund	43,229,749	2,387,902	2,864,694	1,189,184	(36,047)	661,906	43,378,816
Fidelity Series Inflation-Protected Bond Index Fund	23,930,887	652,701	1,527,826	13,395	(18,458)	66,615	23,103,919
Fidelity Series International Credit Fund	--	1,490,102	--	--	--	7,451	1,497,553
Fidelity Series International Growth Fund	197,802,750	5,469,727	27,145,489	--	5,382,836	20,711,342	202,221,166
Fidelity Series International Small Cap Fund	44,955,970	1,274,624	5,037,009	--	994,711	6,337,909	48,526,205
Fidelity Series International Value Fund	198,365,131	6,238,526	24,232,491	--	1,199,213	20,121,581	201,691,960
Fidelity Series Investment Grade Bond Fund	601,868,505	43,792,448	37,296,051	7,573,094	184,555	7,928,531	616,477,988
Fidelity Series Long-Term Treasury Bond Index Fund	541,162	55,960,498	818,091	222,490	(45,815)	(170,319)	55,467,435
Fidelity Series Real Estate Equity Fund	16,067,822	839,046	1,294,886	129,983	16,662	(115,380)	15,513,264
Fidelity Series Real Estate Income Fund	14,185,039	836,386	898,958	353,497	(43)	94,770	14,217,194
Fidelity Series Small Cap Opportunities Fund	81,447,702	7,923,709	6,911,016	150,734	853,903	(2,079,913)	81,234,385
Total	$2,900,405,870	$311,930,304	$396,034,636	$14,300,388	$42,269,180	$137,531,642	$2,996,102,360

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $2,481,375,551) — See accompanying schedule		$2,996,102,360
Cash		8
Receivable for investments sold		4,328,469
Receivable for fund shares sold		6,612,818
Total assets		3,007,043,655
Liabilities
Payable for investments purchased	$1,453
Payable for fund shares redeemed	10,940,681
Accrued management fee	1,639,708
Distribution and service plan fees payable	574,929
Total liabilities		13,156,771
Net Assets		$2,993,886,884
Net Assets consist of:
Paid in capital		$2,427,946,368
Undistributed net investment income		4,347,611
Accumulated undistributed net realized gain (loss) on investments		46,866,096
Net unrealized appreciation (depreciation) on investments		514,726,809
Net Assets		$2,993,886,884
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,496,421,543 ÷ 108,099,888 shares)		$13.84
Maximum offering price per share (100/94.25 of $13.84)		$14.68
Class M:
Net Asset Value and redemption price per share ($433,903,653 ÷ 31,305,935 shares)		$13.86
Maximum offering price per share (100/96.50 of $13.86)		$14.36
Class C:
Net Asset Value and offering price per share ($101,004,554 ÷ 7,412,110 shares)(a)		$13.63
Class I:
Net Asset Value, offering price and redemption price per share ($960,465,175 ÷ 68,730,550 shares)		$13.97
Class Z6:
Net Asset Value, offering price and redemption price per share ($2,091,959 ÷ 149,583 shares)		$13.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$14,300,388
Expenses
Management fee	$6,529,719
Distribution and service plan fees	3,455,773
Independent trustees' fees and expenses	5,359
Total expenses before reductions	9,990,851
Expense reductions	(1,905)	9,988,946
Net investment income (loss)		4,311,442
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	42,269,180
Capital gain distributions from underlying funds	12,663,784
Total net realized gain (loss)		54,932,964
Change in net unrealized appreciation (depreciation) on underlying funds		137,531,642
Net gain (loss)		192,464,606
Net increase (decrease) in net assets resulting from operations		$196,776,048

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,311,442	$42,192,800
Net realized gain (loss)	54,932,964	57,817,454
Change in net unrealized appreciation (depreciation)	137,531,642	230,075,430
Net increase (decrease) in net assets resulting from operations	196,776,048	330,085,684
Distributions to shareholders from net investment income	(4,303,944)	(41,339,479)
Distributions to shareholders from net realized gain	(41,424,345)	(87,305,041)
Total distributions	(45,728,289)	(128,644,520)
Share transactions - net increase (decrease)	(56,992,736)	(213,146,163)
Total increase (decrease) in net assets	94,055,023	(11,704,999)
Net Assets
Beginning of period	2,899,831,861	2,911,536,860
End of period	$2,993,886,884	$2,899,831,861
Other Information
Undistributed net investment income end of period	$4,347,611	$4,340,113

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2025 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.16	$12.29	$13.25	$13.33	$12.72	$11.91
Income from Investment Operations
Net investment income (loss)A	.02	.18	.19	.21	.16	.18
Net realized and unrealized gain (loss)	.87	1.24	(.54)	.60	1.26	.88
Total from investment operations	.89	1.42	(.35)	.81	1.42	1.06
Distributions from net investment income	(.02)	(.18)	(.20)	(.22)	(.16)	(.18)
Distributions from net realized gain	(.19)	(.37)	(.42)	(.67)	(.66)	(.07)
Total distributions	(.21)	(.55)	(.61)B	(.89)	(.81)C	(.25)
Net asset value, end of period	$13.84	$13.16	$12.29	$13.25	$13.33	$12.72
Total ReturnD,E,F	6.82%	12.00%	(2.72)%	6.26%	11.54%	9.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.69%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.69%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.69%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.28%I	1.43%	1.53%	1.55%	1.25%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$1,496,422	$1,503,384	$1,543,665	$1,853,121	$1,907,797	$1,806,028
Portfolio turnover rateH	21%I	20%	24%	23%	41%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.419 per share.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.18	$12.31	$13.27	$13.35	$12.74	$11.93
Income from Investment Operations
Net investment income (loss)A	–B	.15	.16	.17	.13	.15
Net realized and unrealized gain (loss)	.88	1.24	(.54)	.61	1.26	.88
Total from investment operations	.88	1.39	(.38)	.78	1.39	1.03
Distributions from net investment income	(.01)	(.15)	(.16)	(.19)	(.13)	(.15)
Distributions from net realized gain	(.19)	(.37)	(.42)	(.67)	(.66)	(.07)
Total distributions	(.20)	(.52)	(.58)	(.86)	(.78)C	(.22)
Net asset value, end of period	$13.86	$13.18	$12.31	$13.27	$13.35	$12.74
Total ReturnD,E,F	6.74%	11.70%	(2.95)%	6.00%	11.27%	8.74%
Ratios to Average Net AssetsG,H
Expenses before reductions	.94%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.94%I	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.94%I	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.03%I	1.18%	1.28%	1.30%	1.00%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$433,904	$418,713	$399,088	$405,224	$387,919	$324,352
Portfolio turnover rateH	21%I	20%	24%	23%	41%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.98	$12.14	$13.09	$13.19	$12.60	$11.80
Income from Investment Operations
Net investment income (loss)A	(.03)	.08	.10	.11	.06	.09
Net realized and unrealized gain (loss)	.86	1.23	(.53)	.59	1.25	.87
Total from investment operations	.83	1.31	(.43)	.70	1.31	.96
Distributions from net investment income	–	(.10)	(.11)	(.12)	(.07)	(.10)
Distributions from net realized gain	(.18)	(.37)	(.41)	(.67)	(.65)	(.07)
Total distributions	(.18)	(.47)	(.52)	(.80)B	(.72)	(.16)C
Net asset value, end of period	$13.63	$12.98	$12.14	$13.09	$13.19	$12.60
Total ReturnD,E,F	6.48%	11.13%	(3.40)%	5.42%	10.71%	8.23%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.44%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.44%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.44%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.47)%I	.68%	.78%	.80%	.50%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$101,005	$97,994	$91,941	$94,878	$89,402	$74,415
Portfolio turnover rateH	21%I	20%	24%	23%	41%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.672 per share.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.27	$12.39	$13.35	$13.43	$12.81	$11.99
Income from Investment Operations
Net investment income (loss)A	.04	.21	.23	.24	.19	.22
Net realized and unrealized gain (loss)	.88	1.26	(.54)	.60	1.28	.88
Total from investment operations	.92	1.47	(.31)	.84	1.47	1.10
Distributions from net investment income	(.03)	(.21)	(.23)	(.25)	(.19)	(.21)
Distributions from net realized gain	(.19)	(.37)	(.42)	(.67)	(.66)	(.07)
Total distributions	(.22)	(.59)B	(.65)	(.92)	(.85)	(.28)
Net asset value, end of period	$13.97	$13.27	$12.39	$13.35	$13.43	$12.81
Total ReturnC,D	6.98%	12.26%	(2.44)%	6.48%	11.81%	9.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.44%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.44%G	-%	-%	-%	-%	-%
Net investment income (loss)	.53%G	1.68%	1.78%	1.80%	1.50%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$960,465	$879,740	$870,772	$838,616	$846,372	$686,540
Portfolio turnover rateF	21%G	20%	24%	23%	41%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.373 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.53
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	.34
Total from investment operations	.46
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$13.99
Total ReturnC,D	3.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G
Expenses net of fee waivers, if any	.45%G
Expenses net of all reductions	.45%G
Net investment income (loss)	2.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,092
Portfolio turnover rateE	21%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	12.9	12.1
Fidelity Advisor Series Growth & Income Fund	10.1	7.1
Fidelity Series Emerging Markets Fund	8.3	9.1
Fidelity Series International Value Fund	8.2	8.3
Fidelity Series International Growth Fund	7.9	8.3
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6.5	6.8
Fidelity Advisor Series Equity Value Fund	6.4	10.2
Fidelity Advisor Series Equity Growth Fund	5.5	5.7
Fidelity Advisor Series Opportunistic Insights Fund	5.0	5.3
Fidelity Series All-Sector Equity Fund	3.8	4.0
	74.6	76.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.3%
International Equity Funds	27.1%
Bond Funds	18.6%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	55.5%
International Equity Funds	27.6%
Bond Funds	15.9%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2030 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	11,007,513	$160,489,546
Fidelity Advisor Series Equity Value Fund (a)	13,882,719	186,167,257
Fidelity Advisor Series Growth & Income Fund (a)	19,777,585	296,268,226
Fidelity Advisor Series Growth Opportunities Fund (a)	7,874,916	103,397,641
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,947,043	147,258,714
Fidelity Advisor Series Small Cap Fund (a)	6,537,402	80,410,049
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	14,207,575	191,376,029
Fidelity Series 100 Index Fund (a)	4,971,657	82,380,362
Fidelity Series 1000 Value Index Fund (a)	2,531,073	31,790,271
Fidelity Series All-Sector Equity Fund (a)	8,284,374	110,762,078
Fidelity Series Commodity Strategy Fund (a)	10,434,399	54,571,907
Fidelity Series Real Estate Equity Fund (a)	1,434,014	18,513,124
Fidelity Series Small Cap Opportunities Fund (a)	6,930,291	96,885,470
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,182,160,319)		1,560,270,674

International Equity Funds - 27.1%
Fidelity Series Canada Fund (a)	2,223,658	23,659,719
Fidelity Series Emerging Markets Fund (a)	11,841,438	243,933,622
Fidelity Series International Growth Fund (a)	14,561,350	231,379,850
Fidelity Series International Small Cap Fund (a)	3,147,973	56,380,201
Fidelity Series International Value Fund (a)	22,122,373	238,257,954
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $595,083,234)		793,611,346

Bond Funds - 18.6%
Fidelity Series Emerging Markets Debt Fund (a)	1,983,319	20,745,520
Fidelity Series Floating Rate High Income Fund (a)	706,350	6,703,259
Fidelity Series High Income Fund (a)	4,369,838	42,605,919
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,467,768	24,406,227
Fidelity Series International Credit Fund (a)	146,100	1,468,301
Fidelity Series Investment Grade Bond Fund (a)	33,289,613	376,505,524
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,439,737	56,605,289
Fidelity Series Real Estate Income Fund (a)	1,223,801	13,669,852
TOTAL BOND FUNDS
(Cost $536,824,247)		542,709,891

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	668,725	6,687,250
Fidelity Series Government Money Market Fund 1.09% (a)(b)	24,054,503	24,054,503
TOTAL SHORT-TERM FUNDS
(Cost $30,727,764)		30,741,753
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,344,795,564)		2,927,333,664
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,264,794)
NET ASSETS - 100%		$2,925,068,870

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$162,260,993	$4,544,918	$29,593,120	$--	$6,862,997	$16,413,758	$160,489,546
Fidelity Advisor Series Equity Value Fund	287,560,469	8,895,041	114,904,534(a)	2,370,743	8,491,094	(3,874,813)	186,167,257
Fidelity Advisor Series Growth & Income Fund	199,402,635	108,118,537(a)	18,755,428	909,231	309,198	7,193,284	296,268,226
Fidelity Advisor Series Growth Opportunities Fund	106,995,666	2,977,951	20,117,021	--	3,488,835	10,052,210	103,397,641
Fidelity Advisor Series Opportunistic Insights Fund	150,855,127	4,225,580	26,673,625	--	5,416,239	13,435,393	147,258,714
Fidelity Advisor Series Short-Term Credit Fund	6,975,659	285,077	587,646	54,696	960	13,200	6,687,250
Fidelity Advisor Series Small Cap Fund	80,012,023	2,392,331	8,171,410	--	830,755	5,346,350	80,410,049
Fidelity Advisor Series Stock Selector Large Cap Value Fund	190,903,298	6,626,761	13,907,090	--	652,761	7,100,299	191,376,029
Fidelity Series 100 Index Fund	83,215,061	2,308,908	9,146,282	--	1,800,386	4,202,289	82,380,362
Fidelity Series 1000 Value Index Fund	32,100,022	907,066	2,609,584	--	269,829	1,122,938	31,790,271
Fidelity Series All-Sector Equity Fund	112,891,828	3,127,320	13,722,980	--	586,007	7,879,903	110,762,078
Fidelity Series Canada Fund	--	22,961,566	45,297	--	20	743,430	23,659,719
Fidelity Series Commodity Strategy Fund	44,717,598	13,744,357	3,732,516	83,354	9,458	(166,990)	54,571,907
Fidelity Series Emerging Markets Debt Fund	20,427,254	1,119,116	1,259,250	625,777	10,189	448,211	20,745,520
Fidelity Series Emerging Markets Fund	258,234,751	7,137,605	59,998,008	--	8,116,298	30,442,976	243,933,622
Fidelity Series Floating Rate High Income Fund	6,888,450	360,802	524,686	155,105	(16,505)	(4,802)	6,703,259
Fidelity Series Government Money Market Fund 1.09%	21,881,352	3,798,894	1,625,743	106,397	--	--	24,054,503
Fidelity Series High Income Fund	42,727,356	2,408,987	3,148,121	1,174,796	(45,450)	663,147	42,605,919
Fidelity Series Inflation-Protected Bond Index Fund	25,360,275	672,428	1,678,984	14,206	(18,639)	71,147	24,406,227
Fidelity Series International Credit Fund	--	1,460,996	--	--	--	7,305	1,468,301
Fidelity Series International Growth Fund	232,884,065	6,699,159	38,810,944	--	7,487,745	23,119,825	231,379,850
Fidelity Series International Small Cap Fund	53,210,745	1,564,086	7,027,135	--	909,565	7,722,940	56,380,201
Fidelity Series International Value Fund	233,497,432	6,774,029	27,020,698	--	884,995	24,122,196	238,257,954
Fidelity Series Investment Grade Bond Fund	340,730,927	55,844,028	24,783,973	4,499,573	(70,961)	4,785,503	376,505,524
Fidelity Series Long-Term Treasury Bond Index Fund	254,284	57,588,713	979,914	220,714	(30,383)	(227,411)	56,605,289
Fidelity Series Real Estate Equity Fund	19,129,170	1,027,731	1,528,062	155,076	20,940	(136,655)	18,513,124
Fidelity Series Real Estate Income Fund	13,733,149	831,017	987,619	341,059	19,267	74,038	13,669,852
Fidelity Series Small Cap Opportunities Fund	96,962,467	9,664,753	8,286,298	179,816	705,223	(2,160,675)	96,885,470
Total	$2,823,812,056	$338,067,757	$439,625,968	$10,890,543	$46,690,823	$158,388,996	$2,927,333,664

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $2,344,795,564) — See accompanying schedule		$2,927,333,664
Receivable for investments sold		5,493,355
Receivable for fund shares sold		4,446,682
Total assets		2,937,273,701
Liabilities
Payable for investments purchased	$1,479
Payable for fund shares redeemed	9,938,301
Accrued management fee	1,702,758
Distribution and service plan fees payable	562,293
Total liabilities		12,204,831
Net Assets		$2,925,068,870
Net Assets consist of:
Paid in capital		$2,291,133,953
Undistributed net investment income		715,979
Accumulated undistributed net realized gain (loss) on investments		50,680,838
Net unrealized appreciation (depreciation) on investments		582,538,100
Net Assets		$2,925,068,870
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,421,324,664 ÷ 94,818,339 shares)		$14.99
Maximum offering price per share (100/94.25 of $14.99)		$15.90
Class M:
Net Asset Value and redemption price per share ($452,191,365 ÷ 30,317,550 shares)		$14.92
Maximum offering price per share (100/96.50 of $14.92)		$15.46
Class C:
Net Asset Value and offering price per share ($97,147,324 ÷ 6,594,122 shares)(a)		$14.73
Class I:
Net Asset Value, offering price and redemption price per share ($951,758,140 ÷ 63,075,998 shares)		$15.09
Class Z6:
Net Asset Value, offering price and redemption price per share ($2,647,377 ÷ 175,333 shares)		$15.10

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$10,890,543
Expenses
Management fee	$6,795,331
Distribution and service plan fees	3,376,647
Independent trustees' fees and expenses	5,236
Total expenses before reductions	10,177,214
Expense reductions	(1,856)	10,175,358
Net investment income (loss)		715,185
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	46,690,823
Capital gain distributions from underlying funds	15,146,307
Total net realized gain (loss)		61,837,130
Change in net unrealized appreciation (depreciation) on underlying funds		158,388,996
Net gain (loss)		220,226,126
Net increase (decrease) in net assets resulting from operations		$220,941,311

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$715,185	$38,114,325
Net realized gain (loss)	61,837,130	60,766,692
Change in net unrealized appreciation (depreciation)	158,388,996	270,994,211
Net increase (decrease) in net assets resulting from operations	220,941,311	369,875,228
Distributions to shareholders from net investment income	(2,044,157)	(37,142,497)
Distributions to shareholders from net realized gain	(46,653,514)	(94,852,736)
Total distributions	(48,697,671)	(131,995,233)
Share transactions - net increase (decrease)	(70,429,490)	(203,746,816)
Total increase (decrease) in net assets	101,814,150	34,133,179
Net Assets
Beginning of period	2,823,254,720	2,789,121,541
End of period	$2,925,068,870	$2,823,254,720
Other Information
Undistributed net investment income end of period	$715,979	$2,044,951

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2030 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.12	$12.99	$14.13	$14.15	$13.36	$12.48
Income from Investment Operations
Net investment income (loss)A	–B	.18	.19	.20	.17	.20
Net realized and unrealized gain (loss)	1.11	1.57	(.64)	.70	1.47	.94
Total from investment operations	1.11	1.75	(.45)	.90	1.64	1.14
Distributions from net investment income	(.01)	(.18)	(.19)	(.21)	(.18)	(.20)
Distributions from net realized gain	(.23)	(.44)	(.50)	(.71)	(.67)	(.06)
Total distributions	(.24)	(.62)	(.69)	(.92)	(.85)	(.26)
Net asset value, end of period	$14.99	$14.12	$12.99	$14.13	$14.15	$13.36
Total ReturnC,D,E	7.97%	14.02%	(3.36)%	6.54%	12.60%	9.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.72%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.72%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.04%H	1.34%	1.39%	1.42%	1.24%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$1,421,325	$1,414,388	$1,409,909	$1,704,036	$1,777,132	$1,747,549
Portfolio turnover rateF	23%H	18%	22%	24%	53%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.06	$12.94	$14.09	$14.10	$13.32	$12.44
Income from Investment Operations
Net investment income (loss)A	(.02)	.15	.15	.17	.14	.17
Net realized and unrealized gain (loss)	1.12	1.56	(.64)	.71	1.46	.94
Total from investment operations	1.10	1.71	(.49)	.88	1.60	1.11
Distributions from net investment income	–B	(.15)	(.16)	(.18)	(.15)	(.17)
Distributions from net realized gain	(.23)	(.44)	(.50)	(.71)	(.67)	(.06)
Total distributions	(.24)C	(.59)	(.66)	(.89)	(.82)	(.23)
Net asset value, end of period	$14.92	$14.06	$12.94	$14.09	$14.10	$13.32
Total ReturnD,E,F	7.88%	13.74%	(3.67)%	6.37%	12.29%	9.02%
Ratios to Average Net AssetsG,H
Expenses before reductions	.97%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.97%I	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.97%I	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.22)%I	1.09%	1.14%	1.17%	.99%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$452,191	$442,505	$423,312	$453,137	$453,944	$387,102
Portfolio turnover rateG	23%I	18%	22%	24%	53%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.234 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.92	$12.83	$13.97	$14.00	$13.23	$12.37
Income from Investment Operations
Net investment income (loss)A	(.05)	.08	.08	.09	.07	.10
Net realized and unrealized gain (loss)	1.09	1.55	(.63)	.70	1.45	.93
Total from investment operations	1.04	1.63	(.55)	.79	1.52	1.03
Distributions from net investment income	–	(.10)	(.11)	(.12)	(.09)	(.11)
Distributions from net realized gain	(.23)	(.44)	(.48)	(.70)	(.66)	(.06)
Total distributions	(.23)	(.54)	(.59)	(.82)	(.75)	(.17)
Net asset value, end of period	$14.73	$13.92	$12.83	$13.97	$14.00	$13.23
Total ReturnB,C,D	7.52%	13.21%	(4.10)%	5.76%	11.77%	8.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.47%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.47%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.47%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.72)%G	.59%	.64%	.67%	.49%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$97,147	$94,517	$87,691	$91,154	$87,867	$75,384
Portfolio turnover rateE	23%G	18%	22%	24%	53%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.21	$13.06	$14.21	$14.22	$13.42	$12.54
Income from Investment Operations
Net investment income (loss)A	.02	.21	.22	.24	.20	.23
Net realized and unrealized gain (loss)	1.11	1.59	(.65)	.71	1.48	.94
Total from investment operations	1.13	1.80	(.43)	.95	1.68	1.17
Distributions from net investment income	(.02)	(.21)	(.23)	(.25)	(.21)	(.23)
Distributions from net realized gain	(.23)	(.44)	(.50)	(.71)	(.67)	(.06)
Total distributions	(.25)	(.65)	(.72)B	(.96)	(.88)	(.29)
Net asset value, end of period	$15.09	$14.21	$13.06	$14.21	$14.22	$13.42
Total ReturnC,D	8.06%	14.38%	(3.16)%	6.85%	12.89%	9.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.47%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.47%G	-%	-%	-%	-%	-%
Net investment income (loss)	.28%G	1.59%	1.64%	1.67%	1.49%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$951,758	$871,845	$861,408	$919,561	$897,398	$716,715
Portfolio turnover rateE	23%G	18%	22%	24%	53%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.72 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.499 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.53
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	.45
Total from investment operations	.57
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$15.10
Total ReturnC,D	3.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G
Expenses net of fee waivers, if any	.47%G
Expenses net of all reductions	.47%G
Net investment income (loss)	2.67%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,647
Portfolio turnover rateE	23%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Growth & Income Fund	11.7	8.1
Fidelity Series Emerging Markets Fund	9.3	10.0
Fidelity Series International Growth Fund	9.1	9.4
Fidelity Series International Value Fund	9.1	9.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.5	7.7
Fidelity Advisor Series Equity Value Fund	7.3	11.6
Fidelity Advisor Series Equity Growth Fund	6.3	6.6
Fidelity Advisor Series Opportunistic Insights Fund	5.8	6.1
Fidelity Series All-Sector Equity Fund	4.4	4.5
Fidelity Advisor Series Growth Opportunities Fund	4.1	4.3
	74.6	77.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.2%
International Equity Funds	30.6%
Bond Funds	7.2%
Short-Term Funds	1.1%
Net Other Assets (Liabilities) *	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.1%
International Equity Funds	30.9%
Bond Funds	5.0%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2035 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	10,052,873	$146,570,888
Fidelity Advisor Series Equity Value Fund (a)	12,680,052	170,039,493
Fidelity Advisor Series Growth & Income Fund (a)	18,069,834	270,686,119
Fidelity Advisor Series Growth Opportunities Fund (a)	7,191,087	94,418,974
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,258,042	134,491,512
Fidelity Advisor Series Small Cap Fund (a)	5,974,369	73,484,742
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	12,979,601	174,835,224
Fidelity Series 100 Index Fund (a)	4,539,233	75,215,096
Fidelity Series 1000 Value Index Fund (a)	2,303,845	28,936,289
Fidelity Series All-Sector Equity Fund (a)	7,565,297	101,148,020
Fidelity Series Commodity Strategy Fund (a)	8,486,486	44,384,322
Fidelity Series Real Estate Equity Fund (a)	1,301,839	16,806,737
Fidelity Series Small Cap Opportunities Fund (a)	6,332,368	88,526,504
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,084,823,636)		1,419,543,920

International Equity Funds - 30.6%
Fidelity Series Canada Fund (a)	2,005,012	21,333,325
Fidelity Series Emerging Markets Fund (a)	10,452,563	215,322,804
Fidelity Series International Growth Fund (a)	13,338,545	211,949,484
Fidelity Series International Small Cap Fund (a)	2,837,090	50,812,286
Fidelity Series International Value Fund (a)	19,610,364	211,203,624
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $537,931,625)		710,621,523

Bond Funds - 7.2%
Fidelity Series Emerging Markets Debt Fund (a)	1,535,886	16,065,368
Fidelity Series Floating Rate High Income Fund (a)	550,066	5,220,122
Fidelity Series High Income Fund (a)	3,407,939	33,227,409
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,909,402	18,883,981
Fidelity Series International Credit Fund (a)	115,326	1,159,022
Fidelity Series Investment Grade Bond Fund (a)	3,389,739	38,337,953
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,813,850	42,313,741
Fidelity Series Real Estate Income Fund (a)	957,050	10,690,243
TOTAL BOND FUNDS
(Cost $163,834,455)		165,897,839

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	532,494	5,324,937
Fidelity Series Government Money Market Fund 1.09% (a)(b)	19,137,450	19,137,450
TOTAL SHORT-TERM FUNDS
(Cost $24,451,208)		24,462,387
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,811,040,924)		2,320,525,669
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,862,354)
NET ASSETS - 100%		$2,318,663,315

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$144,428,250	$4,438,549	$23,256,147	$--	$5,171,419	$15,788,817	$146,570,888
Fidelity Advisor Series Equity Value Fund	256,602,186	8,487,293	99,287,786(a)	2,139,755	6,507,765	(2,269,965)	170,039,493
Fidelity Advisor Series Growth & Income Fund	178,291,677	101,362,566(a)	15,733,514	818,511	(28,625)	6,794,015	270,686,119
Fidelity Advisor Series Growth Opportunities Fund	95,127,138	2,910,572	15,808,930	--	2,615,857	9,574,337	94,418,974
Fidelity Advisor Series Opportunistic Insights Fund	134,253,941	4,129,227	20,845,144	--	3,453,137	13,500,351	134,491,512
Fidelity Advisor Series Short-Term Credit Fund	5,502,922	238,094	427,204	43,340	624	10,501	5,324,937
Fidelity Advisor Series Small Cap Fund	71,314,504	2,184,232	5,617,712	--	445,299	5,158,419	73,484,742
Fidelity Advisor Series Stock Selector Large Cap Value Fund	170,320,861	9,118,695	11,621,606	--	83,667	6,933,607	174,835,224
Fidelity Series 100 Index Fund	73,936,519	2,255,153	6,400,738	--	1,033,568	4,390,594	75,215,096
Fidelity Series 1000 Value Index Fund	28,635,554	972,775	1,931,420	--	108,733	1,150,647	28,936,289
Fidelity Series All-Sector Equity Fund	100,245,505	3,053,907	9,775,844	--	411,886	7,212,566	101,148,020
Fidelity Series Canada Fund	--	20,638,187	44,361	--	26	739,473	21,333,325
Fidelity Series Commodity Strategy Fund	34,645,169	12,506,125	2,685,207	67,820	(312,953)	231,188	44,384,322
Fidelity Series Emerging Markets Debt Fund	15,727,504	900,379	915,446	483,052	3,535	349,396	16,065,368
Fidelity Series Emerging Markets Fund	219,674,149	6,426,402	43,691,921	--	5,027,123	27,887,051	215,322,804
Fidelity Series Floating Rate High Income Fund	5,323,980	294,172	381,434	120,280	(8,166)	(8,430)	5,220,122
Fidelity Series Government Money Market Fund 1.09%	17,248,589	3,067,907	1,179,046	84,057	--	--	19,137,450
Fidelity Series High Income Fund	33,080,898	1,955,779	2,288,611	912,421	(30,092)	509,435	33,227,409
Fidelity Series Inflation-Protected Bond Index Fund	19,497,504	567,408	1,220,576	10,966	(10,450)	50,095	18,883,981
Fidelity Series International Credit Fund	--	1,153,256	--	--	--	5,766	1,159,022
Fidelity Series International Growth Fund	206,512,126	6,512,040	28,314,199	--	3,600,839	23,638,678	211,949,484
Fidelity Series International Small Cap Fund	47,185,097	1,517,445	5,587,397	--	559,576	7,137,565	50,812,286
Fidelity Series International Value Fund	207,054,156	7,768,011	25,869,846	--	584,990	21,666,313	211,203,624
Fidelity Series Investment Grade Bond Fund	26,538,767	13,753,002	2,353,557	418,887	5,011	394,730	38,337,953
Fidelity Series Long-Term Treasury Bond Index Fund	10,602	43,200,138	715,753	173,077	(1,832)	(179,414)	42,313,741
Fidelity Series Real Estate Equity Fund	17,063,755	1,000,861	1,146,563	139,902	6,611	(117,927)	16,806,737
Fidelity Series Real Estate Income Fund	10,663,041	673,501	717,894	266,066	92	71,503	10,690,243
Fidelity Series Small Cap Opportunities Fund	86,495,781	9,178,346	5,819,596	164,366	103,538	(1,431,565)	88,526,504
Total	$2,205,380,175	$270,264,022	$333,637,452	$5,842,500	$29,331,178	$149,187,746	$2,320,525,669

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $1,811,040,924) — See accompanying schedule		$2,320,525,669
Cash		9
Receivable for investments sold		4,582,236
Receivable for fund shares sold		5,596,467
Total assets		2,330,704,381
Liabilities
Payable for investments purchased	$19,101
Payable for fund shares redeemed	10,159,555
Accrued management fee	1,429,883
Distribution and service plan fees payable	432,527
Total liabilities		12,041,066
Net Assets		$2,318,663,315
Net Assets consist of:
Paid in capital		$1,775,325,119
Accumulated net investment loss		(2,431,219)
Accumulated undistributed net realized gain (loss) on investments		36,284,670
Net unrealized appreciation (depreciation) on investments		509,484,745
Net Assets		$2,318,663,315
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,124,006,140 ÷ 77,215,082 shares)		$14.56
Maximum offering price per share (100/94.25 of $14.56)		$15.45
Class M:
Net Asset Value and redemption price per share ($352,164,610 ÷ 24,397,073 shares)		$14.43
Maximum offering price per share (100/96.50 of $14.43)		$14.95
Class C:
Net Asset Value and offering price per share ($65,050,117 ÷ 4,583,915 shares)(a)		$14.19
Class I:
Net Asset Value, offering price and redemption price per share ($776,159,200 ÷ 52,915,407 shares)		$14.67
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,283,248 ÷ 87,399 shares)		$14.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,842,500
Expenses
Management fee	$5,684,097
Distribution and service plan fees	2,586,965
Independent trustees' fees and expenses	4,105
Total expenses before reductions	8,275,167
Expense reductions	(1,448)	8,273,719
Net investment income (loss)		(2,431,219)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	29,331,178
Capital gain distributions from underlying funds	13,800,626
Total net realized gain (loss)		43,131,804
Change in net unrealized appreciation (depreciation) on underlying funds		149,187,746
Net gain (loss)		192,319,550
Net increase (decrease) in net assets resulting from operations		$189,888,331

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,431,219)	$26,987,601
Net realized gain (loss)	43,131,804	44,125,571
Change in net unrealized appreciation (depreciation)	149,187,746	242,801,866
Net increase (decrease) in net assets resulting from operations	189,888,331	313,915,038
Distributions to shareholders from net investment income	–	(26,994,343)
Distributions to shareholders from net realized gain	(37,210,060)	(75,983,090)
Total distributions	(37,210,060)	(102,977,433)
Share transactions - net increase (decrease)	(38,970,876)	(144,664,464)
Total increase (decrease) in net assets	113,707,395	66,273,141
Net Assets
Beginning of period	2,204,955,920	2,138,682,779
End of period	$2,318,663,315	$2,204,955,920
Other Information
Accumulated net investment loss end of period	$(2,431,219)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2035 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.61	$12.37	$13.51	$13.54	$12.74	$11.80
Income from Investment Operations
Net investment income (loss)A	(.02)	.16	.16	.19	.15	.18
Net realized and unrealized gain (loss)	1.20	1.68	(.66)	.71	1.59	.97
Total from investment operations	1.18	1.84	(.50)	.90	1.74	1.15
Distributions from net investment income	–	(.16)	(.17)	(.19)	(.15)	(.18)
Distributions from net realized gain	(.23)	(.44)	(.47)	(.73)	(.79)	(.04)
Total distributions	(.23)	(.60)	(.64)	(.93)B	(.94)	(.21)C
Net asset value, end of period	$14.56	$13.61	$12.37	$13.51	$13.54	$12.74
Total ReturnD,E,F	8.76%	15.51%	(3.92)%	6.81%	14.15%	9.89%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.75%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.75%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.23)%I	1.22%	1.28%	1.36%	1.13%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$1,124,006	$1,117,175	$1,094,459	$1,313,452	$1,348,500	$1,258,797
Portfolio turnover rateH	24%I	18%	22%	25%	48%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.93 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.733 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$12.29	$13.42	$13.46	$12.68	$11.74
Income from Investment Operations
Net investment income (loss)A	(.03)	.12	.13	.15	.11	.15
Net realized and unrealized gain (loss)	1.17	1.68	(.65)	.71	1.58	.97
Total from investment operations	1.14	1.80	(.52)	.86	1.69	1.12
Distributions from net investment income	–	(.14)	(.14)	(.16)	(.12)	(.15)
Distributions from net realized gain	(.22)	(.44)	(.46)	(.73)	(.79)	(.04)
Total distributions	(.22)	(.58)	(.61)B	(.90)C	(.91)	(.18)D
Net asset value, end of period	$14.43	$13.51	$12.29	$13.42	$13.46	$12.68
Total ReturnE,F,G	8.53%	15.24%	(4.08)%	6.52%	13.81%	9.69%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.00%J	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.00%J	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.00%J	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.49)%J	.97%	1.03%	1.11%	.88%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$352,165	$336,939	$299,952	$303,711	$276,113	$216,701
Portfolio turnover rateI	24%J	18%	22%	25%	48%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.464 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.733 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.32	$12.14	$13.27	$13.32	$12.56	$11.65
Income from Investment Operations
Net investment income (loss)A	(.07)	.06	.07	.08	.05	.09
Net realized and unrealized gain (loss)	1.16	1.65	(.65)	.70	1.56	.95
Total from investment operations	1.09	1.71	(.58)	.78	1.61	1.04
Distributions from net investment income	–	(.09)	(.10)	(.11)	(.07)	(.10)
Distributions from net realized gain	(.22)	(.44)	(.45)	(.72)	(.78)	(.04)
Total distributions	(.22)	(.53)	(.55)	(.83)	(.85)	(.13)B
Net asset value, end of period	$14.19	$13.32	$12.14	$13.27	$13.32	$12.56
Total ReturnC,D,E	8.27%	14.69%	(4.58)%	6.01%	13.27%	9.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.50%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.50%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.50%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.99)%H	.47%	.53%	.61%	.38%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$65,050	$61,581	$54,813	$56,318	$51,931	$43,447
Portfolio turnover rateG	24%H	18%	22%	25%	48%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.71	$12.45	$13.59	$13.61	$12.80	$11.86
Income from Investment Operations
Net investment income (loss)A	–B	.19	.20	.22	.18	.21
Net realized and unrealized gain (loss)	1.20	1.70	(.67)	.72	1.60	.97
Total from investment operations	1.20	1.89	(.47)	.94	1.78	1.18
Distributions from net investment income	–	(.19)	(.20)	(.23)	(.18)	(.20)
Distributions from net realized gain	(.24)	(.44)	(.47)	(.73)	(.79)	(.04)
Total distributions	(.24)	(.63)	(.67)	(.96)	(.97)	(.24)
Net asset value, end of period	$14.67	$13.71	$12.45	$13.59	$13.61	$12.80
Total ReturnC,D	8.84%	15.79%	(3.63)%	7.11%	14.44%	10.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.50%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.50%G	-%	-%	-%	-%	-%
Net investment income (loss)	.01%G	1.47%	1.53%	1.61%	1.38%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$776,159	$689,261	$684,976	$710,667	$695,092	$547,049
Portfolio turnover rateF	24%G	18%	22%	25%	48%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.07
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.48
Total from investment operations	.61
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$14.68
Total ReturnC,D	4.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	2.80%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,283
Portfolio turnover rateE	24%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Growth & Income Fund	11.8	8.1
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.4	9.5
Fidelity Series International Growth Fund	9.1	9.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Advisor Series Equity Value Fund	7.4	11.7
Fidelity Advisor Series Equity Growth Fund	6.4	6.6
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.1
Fidelity Series All-Sector Equity Fund	4.4	4.6
Fidelity Advisor Series Growth Opportunities Fund	4.1	4.3
	75.7	78.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.1%
International Equity Funds	31.1%
Bond Funds	5.8%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.6%
International Equity Funds	31.1%
Bond Funds	4.3%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2040 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	9,270,224	$135,159,863
Fidelity Advisor Series Equity Value Fund (a)	11,689,916	156,761,768
Fidelity Advisor Series Growth & Income Fund (a)	16,664,796	249,638,644
Fidelity Advisor Series Growth Opportunities Fund (a)	6,629,359	87,043,490
Fidelity Advisor Series Opportunistic Insights Fund (a)	6,692,370	124,009,617
Fidelity Advisor Series Small Cap Fund (a)	5,509,316	67,764,589
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	11,969,808	161,233,308
Fidelity Series 100 Index Fund (a)	4,184,107	69,330,654
Fidelity Series 1000 Value Index Fund (a)	2,122,316	26,656,285
Fidelity Series All-Sector Equity Fund (a)	6,974,655	93,251,137
Fidelity Series Commodity Strategy Fund (a)	7,859,868	41,107,111
Fidelity Series Real Estate Equity Fund (a)	1,198,319	15,470,301
Fidelity Series Small Cap Opportunities Fund (a)	5,840,532	81,650,631
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,001,184,492)		1,309,077,398

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	1,847,607	19,658,535
Fidelity Series Emerging Markets Fund (a)	9,740,209	200,648,310
Fidelity Series International Growth Fund (a)	12,118,228	192,558,647
Fidelity Series International Small Cap Fund (a)	2,612,721	46,793,839
Fidelity Series International Value Fund (a)	18,274,709	196,818,621
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $494,283,162)		656,477,952

Bond Funds - 5.8%
Fidelity Series Emerging Markets Debt Fund (a)	1,397,467	14,617,502
Fidelity Series Floating Rate High Income Fund (a)	499,225	4,737,643
Fidelity Series High Income Fund (a)	3,119,473	30,414,857
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,745,700	17,264,974
Fidelity Series International Credit Fund (a)	105,033	1,055,577
Fidelity Series Investment Grade Bond Fund (a)	884,081	9,998,955
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,862,666	33,952,839
Fidelity Series Real Estate Income Fund (a)	870,169	9,719,784
TOTAL BOND FUNDS
(Cost $120,618,463)		121,762,131

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	493,345	4,933,449
Fidelity Series Government Money Market Fund 1.09% (a)(b)	17,152,793	17,152,793
TOTAL SHORT-TERM FUNDS
(Cost $22,075,921)		22,086,242
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,638,162,038)		2,109,403,723
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,710,144)
NET ASSETS - 100%		$2,107,693,579

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$133,478,332	$3,869,505	$21,558,617	$--	$4,909,650	$14,460,993	$135,159,863
Fidelity Advisor Series Equity Value Fund	237,148,200	7,375,740	91,666,225(a)	1,981,276	6,369,258	(2,465,205)	156,761,768
Fidelity Advisor Series Growth & Income Fund	164,302,713	95,341,042(a)	16,172,144	753,414	32,586	6,134,447	249,638,644
Fidelity Advisor Series Growth Opportunities Fund	87,924,291	2,526,854	14,673,889	--	2,473,001	8,793,233	87,043,490
Fidelity Advisor Series Opportunistic Insights Fund	124,077,560	3,598,659	19,330,951	--	2,974,521	12,689,828	124,009,617
Fidelity Advisor Series Short-Term Credit Fund	5,143,136	212,706	432,856	40,323	748	9,715	4,933,449
Fidelity Advisor Series Small Cap Fund	65,935,430	1,932,869	5,271,318	--	403,482	4,764,126	67,764,589
Fidelity Advisor Series Stock Selector Large Cap Value Fund	157,424,474	9,222,244	11,864,660	--	161,431	6,289,819	161,233,308
Fidelity Series 100 Index Fund	68,211,706	2,013,988	5,903,262	--	1,005,092	4,003,130	69,330,654
Fidelity Series 1000 Value Index Fund	26,459,062	1,016,773	1,976,227	--	109,844	1,046,833	26,656,285
Fidelity Series All-Sector Equity Fund	92,541,193	2,691,632	9,021,774	--	507,966	6,532,120	93,251,137
Fidelity Series Canada Fund	--	19,006,895	23,646	--	33	675,253	19,658,535
Fidelity Series Commodity Strategy Fund	31,835,227	12,129,184	2,793,193	62,730	(468,183)	404,076	41,107,111
Fidelity Series Emerging Markets Debt Fund	14,411,820	810,579	927,561	441,211	6,979	315,685	14,617,502
Fidelity Series Emerging Markets Fund	202,031,324	5,972,402	37,585,228	--	4,276,852	25,952,960	200,648,310
Fidelity Series Floating Rate High Income Fund	4,875,701	263,604	386,482	109,703	(10,775)	(4,405)	4,737,643
Fidelity Series Government Money Market Fund 1.09%	16,126,078	2,261,163	1,234,448	76,437	--	--	17,152,793
Fidelity Series High Income Fund	30,531,642	1,762,429	2,318,898	838,984	(35,683)	475,367	30,414,857
Fidelity Series Inflation-Protected Bond Index Fund	17,962,427	502,536	1,236,721	10,057	(13,398)	50,130	17,264,974
Fidelity Series International Credit Fund	--	1,050,325	--	--	--	5,252	1,055,577
Fidelity Series International Growth Fund	190,717,418	5,858,824	29,113,956	--	5,226,358	19,870,003	192,558,647
Fidelity Series International Small Cap Fund	43,576,472	1,362,972	5,237,218	--	577,667	6,513,946	46,793,839
Fidelity Series International Value Fund	191,221,028	7,800,512	22,736,149	--	942,111	19,591,119	196,818,621
Fidelity Series Investment Grade Bond Fund	8,909,130	1,890,624	923,523	121,148	1,048	121,676	9,998,955
Fidelity Series Long-Term Treasury Bond Index Fund	9,530	35,273,228	1,174,888	150,633	(7,108)	(147,923)	33,952,839
Fidelity Series Real Estate Equity Fund	15,766,650	971,370	1,165,060	128,876	6,548	(109,207)	15,470,301
Fidelity Series Real Estate Income Fund	9,775,563	605,214	727,386	242,564	(1,478)	67,871	9,719,784
Fidelity Series Small Cap Opportunities Fund	79,919,247	8,912,397	5,945,362	151,406	105,104	(1,340,755)	81,650,631
Total	$2,020,315,354	$236,236,270	$311,401,642	$5,108,762	$29,553,654	$134,700,087	$2,109,403,723
 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $1,638,162,038) — See accompanying schedule		$2,109,403,723
Cash		7
Receivable for investments sold		2,327,506
Receivable for fund shares sold		3,000,577
Total assets		2,114,731,813
Liabilities
Payable for investments purchased	$5,230
Payable for fund shares redeemed	5,322,828
Accrued management fee	1,299,179
Distribution and service plan fees payable	410,997
Total liabilities		7,038,234
Net Assets		$2,107,693,579
Net Assets consist of:
Paid in capital		$1,603,533,608
Accumulated net investment loss		(2,530,293)
Accumulated undistributed net realized gain (loss) on investments		35,448,579
Net unrealized appreciation (depreciation) on investments		471,241,685
Net Assets		$2,107,693,579
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($969,830,766 ÷ 62,213,383 shares)		$15.59
Maximum offering price per share (100/94.25 of $15.59)		$16.54
Class M:
Net Asset Value and redemption price per share ($339,291,043 ÷ 21,863,464 shares)		$15.52
Maximum offering price per share (100/96.50 of $15.52)		$16.08
Class C:
Net Asset Value and offering price per share ($84,680,708 ÷ 5,562,734 shares)(a)		$15.22
Class I:
Net Asset Value, offering price and redemption price per share ($712,976,609 ÷ 45,433,985 shares)		$15.69
Class Z6:
Net Asset Value, offering price and redemption price per share ($914,453 ÷ 58,238 shares)		$15.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,108,762
Expenses
Management fee	$5,182,025
Distribution and service plan fees	2,454,603
Independent trustees' fees and expenses	3,753
Total expenses before reductions	7,640,381
Expense reductions	(1,326)	7,639,055
Net investment income (loss)		(2,530,293)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	29,553,654
Capital gain distributions from underlying funds	12,756,661
Total net realized gain (loss)		42,310,315
Change in net unrealized appreciation (depreciation) on underlying funds		134,700,087
Net gain (loss)		177,010,402
Net increase (decrease) in net assets resulting from operations		$174,480,109

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,530,293)	$24,644,915
Net realized gain (loss)	42,310,315	40,972,527
Change in net unrealized appreciation (depreciation)	134,700,087	222,910,520
Net increase (decrease) in net assets resulting from operations	174,480,109	288,527,962
Distributions to shareholders from net investment income	–	(24,918,914)
Distributions to shareholders from net realized gain	(33,960,153)	(71,552,200)
Total distributions	(33,960,153)	(96,471,114)
Share transactions - net increase (decrease)	(52,630,755)	(141,397,501)
Total increase (decrease) in net assets	87,889,201	50,659,347
Net Assets
Beginning of period	2,019,804,378	1,969,145,031
End of period	$2,107,693,579	$2,019,804,378
Other Information
Accumulated net investment loss end of period	$(2,530,293)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2040 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.57	$13.25	$14.49	$14.51	$13.61	$12.60
Income from Investment Operations
Net investment income (loss)A	(.02)	.17	.17	.20	.15	.19
Net realized and unrealized gain (loss)	1.28	1.80	(.69)	.76	1.74	1.05
Total from investment operations	1.26	1.97	(.52)	.96	1.89	1.24
Distributions from net investment income	–	(.17)	(.18)	(.21)	(.16)	(.19)
Distributions from net realized gain	(.24)	(.48)	(.54)	(.77)	(.83)	(.04)
Total distributions	(.24)	(.65)	(.72)	(.98)	(.99)	(.23)
Net asset value, end of period	$15.59	$14.57	$13.25	$14.49	$14.51	$13.61
Total ReturnB,C,D	8.77%	15.53%	(3.82)%	6.76%	14.37%	9.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.75%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.75%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.25)%G	1.22%	1.27%	1.35%	1.10%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$969,831	$965,401	$950,816	$1,154,277	$1,195,641	$1,133,722
Portfolio turnover rateE	23%G	18%	21%	24%	47%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.52	$13.21	$14.45	$14.47	$13.58	$12.57
Income from Investment Operations
Net investment income (loss)A	(.04)	.13	.14	.16	.12	.16
Net realized and unrealized gain (loss)	1.28	1.81	(.70)	.76	1.73	1.04
Total from investment operations	1.24	1.94	(.56)	.92	1.85	1.20
Distributions from net investment income	–	(.15)	(.15)	(.17)	(.13)	(.16)
Distributions from net realized gain	(.24)	(.48)	(.53)	(.77)	(.83)	(.04)
Total distributions	(.24)	(.63)	(.68)	(.94)	(.96)	(.19)B
Net asset value, end of period	$15.52	$14.52	$13.21	$14.45	$14.47	$13.58
Total ReturnC,D,E	8.62%	15.26%	(4.07)%	6.51%	14.06%	9.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.00%H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.00%H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.51)%H	.97%	1.02%	1.10%	.85%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$339,291	$324,990	$310,107	$333,069	$341,608	$288,886
Portfolio turnover rateF	23%H	18%	21%	24%	47%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.28	$13.02	$14.27	$14.30	$13.43	$12.45
Income from Investment Operations
Net investment income (loss)A	(.07)	.06	.07	.09	.05	.10
Net realized and unrealized gain (loss)	1.25	1.78	(.70)	.75	1.71	1.02
Total from investment operations	1.18	1.84	(.63)	.84	1.76	1.12
Distributions from net investment income	–	(.10)	(.10)	(.12)	(.07)	(.11)
Distributions from net realized gain	(.24)	(.48)	(.52)	(.75)	(.82)	(.04)
Total distributions	(.24)	(.58)	(.62)	(.87)	(.89)	(.14)B
Net asset value, end of period	$15.22	$14.28	$13.02	$14.27	$14.30	$13.43
Total ReturnC,D,E	8.34%	14.70%	(4.63)%	6.01%	13.57%	9.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.50%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.50%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.50%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(1.01)%H	.48%	.52%	.60%	.35%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$84,681	$79,480	$73,036	$77,130	$72,247	$62,893
Portfolio turnover rateF	23%H	18%	21%	24%	47%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.65	$13.32	$14.57	$14.59	$13.67	$12.65
Income from Investment Operations
Net investment income (loss)A	–B	.20	.21	.23	.19	.23
Net realized and unrealized gain (loss)	1.29	1.82	(.71)	.76	1.75	1.05
Total from investment operations	1.29	2.02	(.50)	.99	1.94	1.28
Distributions from net investment income	–	(.20)	(.22)	(.24)	(.19)	(.22)
Distributions from net realized gain	(.25)	(.49)	(.54)	(.77)	(.83)	(.04)
Total distributions	(.25)	(.69)	(.75)C	(1.01)	(1.02)	(.26)
Net asset value, end of period	$15.69	$14.65	$13.32	$14.57	$14.59	$13.67
Total ReturnD,E	8.93%	15.82%	(3.62)%	6.99%	14.73%	10.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.50%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.50%H	-%	-%	-%	-%	-%
Net investment income (loss)	(.01)%H	1.47%	1.52%	1.60%	1.35%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$712,977	$649,934	$629,599	$688,278	$664,689	$508,363
Portfolio turnover rateF	23%H	18%	21%	24%	47%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.535 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.04
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	.53
Total from investment operations	.66
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$15.70
Total ReturnC,D	4.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	2.59%G
Supplemental Data
Net assets, end of period (000 omitted)	$914
Portfolio turnover rateE	23%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Growth & Income Fund	11.8	8.1
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.3	9.5
Fidelity Series International Growth Fund	9.2	9.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Advisor Series Equity Value Fund	7.4	11.7
Fidelity Advisor Series Equity Growth Fund	6.4	6.6
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.1
Fidelity Series All-Sector Equity Fund	4.4	4.6
Fidelity Advisor Series Growth Opportunities Fund	4.1	4.4
	75.7	78.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.1%
International Equity Funds	31.1%
Bond Funds	5.8%
Short-Term Funds	1.1%
Net Other Assets (Liabilities) *	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2045 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	5,654,821	$82,447,284
Fidelity Advisor Series Equity Value Fund (a)	7,134,265	95,670,492
Fidelity Advisor Series Growth & Income Fund (a)	10,166,759	152,298,045
Fidelity Advisor Series Growth Opportunities Fund (a)	4,044,796	53,108,173
Fidelity Advisor Series Opportunistic Insights Fund (a)	4,082,075	75,640,856
Fidelity Advisor Series Small Cap Fund (a)	3,360,977	41,340,014
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	7,302,816	98,368,933
Fidelity Series 100 Index Fund (a)	2,553,022	42,303,580
Fidelity Series 1000 Value Index Fund (a)	1,296,295	16,281,470
Fidelity Series All-Sector Equity Fund (a)	4,254,381	56,881,071
Fidelity Series Commodity Strategy Fund (a)	4,838,932	25,307,615
Fidelity Series Real Estate Equity Fund (a)	732,513	9,456,742
Fidelity Series Small Cap Opportunities Fund (a)	3,562,830	49,808,365
TOTAL DOMESTIC EQUITY FUNDS
(Cost $620,706,314)		798,912,640

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	1,126,515	11,986,122
Fidelity Series Emerging Markets Fund (a)	5,944,311	122,452,816
Fidelity Series International Growth Fund (a)	7,466,398	118,641,069
Fidelity Series International Small Cap Fund (a)	1,594,212	28,552,339
Fidelity Series International Value Fund (a)	11,024,744	118,736,488
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $309,834,315)		400,368,834

Bond Funds - 5.8%
Fidelity Series Emerging Markets Debt Fund (a)	842,597	8,813,564
Fidelity Series Floating Rate High Income Fund (a)	305,303	2,897,327
Fidelity Series High Income Fund (a)	1,883,694	18,366,016
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,050,801	10,392,423
Fidelity Series International Credit Fund (a)	63,279	635,956
Fidelity Series Investment Grade Bond Fund (a)	539,512	6,101,880
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,364,009	20,779,640
Fidelity Series Real Estate Income Fund (a)	526,866	5,885,090
TOTAL BOND FUNDS
(Cost $72,902,749)		73,871,896

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	298,992	2,989,924
Fidelity Series Government Money Market Fund 1.09% (a)(b)	10,491,626	10,491,626
TOTAL SHORT-TERM FUNDS
(Cost $13,475,313)		13,481,550
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,016,918,691)		1,286,634,920
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,014,517)
NET ASSETS - 100%		$1,285,620,403

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$78,675,858	$3,907,533	$11,728,636	$--	$2,158,799	$9,433,730	$82,447,284
Fidelity Advisor Series Equity Value Fund	139,788,643	6,433,299	52,926,480(a)	1,183,319	3,386,952	(1,011,922)	95,670,492
Fidelity Advisor Series Growth & Income Fund	96,846,527	59,615,325(a)	7,896,543	453,408	(56,602)	3,789,338	152,298,045
Fidelity Advisor Series Growth Opportunities Fund	51,821,990	2,519,041	7,967,662	--	1,105,653	5,629,151	53,108,173
Fidelity Advisor Series Opportunistic Insights Fund	73,134,052	3,634,170	10,495,815	--	1,257,494	8,110,955	75,640,856
Fidelity Advisor Series Short-Term Credit Fund	2,997,726	194,756	208,632	23,999	184	5,890	2,989,924
Fidelity Advisor Series Small Cap Fund	38,859,402	1,952,012	2,592,528	--	41,209	3,079,919	41,340,014
Fidelity Advisor Series Stock Selector Large Cap Value Fund	92,791,862	7,421,058	5,756,793	--	15,484	3,897,322	98,368,933
Fidelity Series 100 Index Fund	40,211,687	2,015,895	2,935,292	--	267,726	2,743,564	42,303,580
Fidelity Series 1000 Value Index Fund	15,597,403	942,561	958,841	--	2,393	697,954	16,281,470
Fidelity Series All-Sector Equity Fund	54,552,620	2,683,292	4,581,855	--	123,178	4,103,836	56,881,071
Fidelity Series Canada Fund	--	11,583,179	4,442	--	(6)	407,391	11,986,122
Fidelity Series Commodity Strategy Fund	19,462,589	7,257,167	1,366,181	38,475	(35,489)	(10,471)	25,307,615
Fidelity Series Emerging Markets Debt Fund	8,441,336	628,184	447,074	262,253	2,858	188,260	8,813,564
Fidelity Series Emerging Markets Fund	119,033,906	5,685,817	20,358,838	--	1,939,580	16,152,351	122,452,816
Fidelity Series Floating Rate High Income Fund	2,874,378	218,355	186,281	65,855	(101)	(9,024)	2,897,327
Fidelity Series Government Money Market Fund 1.09%	9,394,039	1,683,169	585,582	45,909	--	--	10,491,626
Fidelity Series High Income Fund	17,809,902	1,412,785	1,117,683	498,017	(3,664)	264,676	18,366,016
Fidelity Series Inflation-Protected Bond Index Fund	10,473,212	493,853	596,088	5,984	(2,922)	24,368	10,392,423
Fidelity Series International Credit Fund	--	632,792	--	--	--	3,164	635,956
Fidelity Series International Growth Fund	112,427,130	5,741,666	14,514,736	--	1,125,536	13,861,473	118,641,069
Fidelity Series International Small Cap Fund	25,677,674	1,339,908	2,702,370	--	197,193	4,039,934	28,552,339
Fidelity Series International Value Fund	112,714,207	6,842,189	13,109,247	--	419,748	11,869,591	118,736,488
Fidelity Series Investment Grade Bond Fund	5,242,976	1,255,763	469,711	72,725	835	72,017	6,101,880
Fidelity Series Long-Term Treasury Bond Index Fund	5,686	21,454,398	584,319	91,015	(3,934)	(92,191)	20,779,640
Fidelity Series Real Estate Equity Fund	9,294,425	793,191	565,406	77,747	2,006	(67,474)	9,456,742
Fidelity Series Real Estate Income Fund	5,722,145	475,801	350,807	144,949	728	37,223	5,885,090
Fidelity Series Small Cap Opportunities Fund	47,112,893	6,328,108	2,884,466	92,022	(4,646)	(743,524)	49,808,365
Total	$1,190,964,268	$165,145,267	$167,892,308	$3,055,677	$11,940,192	$86,477,501	$1,286,634,920

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $1,016,918,691) — See accompanying schedule		$1,286,634,920
Cash		1
Receivable for investments sold		438,881
Receivable for fund shares sold		2,933,318
Total assets		1,290,007,120
Liabilities
Payable for investments purchased	$2,907
Payable for fund shares redeemed	3,369,334
Accrued management fee	789,110
Distribution and service plan fees payable	225,366
Total liabilities		4,386,717
Net Assets		$1,285,620,403
Net Assets consist of:
Paid in capital		$1,003,351,643
Accumulated net investment loss		(1,406,323)
Accumulated undistributed net realized gain (loss) on investments		13,958,854
Net unrealized appreciation (depreciation) on investments		269,716,229
Net Assets		$1,285,620,403
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($574,034,583 ÷ 47,573,608 shares)		$12.07
Maximum offering price per share (100/94.25 of $12.07)		$12.81
Class M:
Net Asset Value and redemption price per share ($201,540,863 ÷ 16,830,621 shares)		$11.97
Maximum offering price per share (100/96.50 of $11.97)		$12.40
Class C:
Net Asset Value and offering price per share ($29,723,117 ÷ 2,513,425 shares)(a)		$11.83
Class I:
Net Asset Value, offering price and redemption price per share ($479,645,979 ÷ 39,479,136 shares)		$12.15
Class Z6:
Net Asset Value, offering price and redemption price per share ($675,861 ÷ 55,568 shares)		$12.16

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,055,677
Expenses
Management fee	$3,123,896
Distribution and service plan fees	1,336,648
Independent trustees' fees and expenses	2,238
Total expenses before reductions	4,462,782
Expense reductions	(782)	4,462,000
Net investment income (loss)		(1,406,323)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	11,940,192
Capital gain distributions from underlying funds	7,724,375
Total net realized gain (loss)		19,664,567
Change in net unrealized appreciation (depreciation) on underlying funds		86,477,501
Net gain (loss)		106,142,068
Net increase (decrease) in net assets resulting from operations		$104,735,745

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,406,323)	$14,469,103
Net realized gain (loss)	19,664,567	21,975,953
Change in net unrealized appreciation (depreciation)	86,477,501	130,631,830
Net increase (decrease) in net assets resulting from operations	104,735,745	167,076,886
Distributions to shareholders from net investment income	–	(14,531,898)
Distributions to shareholders from net realized gain	(18,793,789)	(39,042,045)
Total distributions	(18,793,789)	(53,573,943)
Share transactions - net increase (decrease)	8,930,779	(28,198,870)
Total increase (decrease) in net assets	94,872,735	85,304,073
Net Assets
Beginning of period	1,190,747,668	1,105,443,595
End of period	$1,285,620,403	$1,190,747,668
Other Information
Accumulated net investment loss end of period	$(1,406,323)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2045 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.26	$10.23	$11.15	$11.31	$10.46	$9.79
Income from Investment Operations
Net investment income (loss)A	(.02)	.13	.13	.15	.12	.16
Net realized and unrealized gain (loss)	1.01	1.39	(.54)	.59	1.39	.81
Total from investment operations	.99	1.52	(.41)	.74	1.51	.97
Distributions from net investment income	–	(.13)	(.14)	(.16)	(.12)	(.15)
Distributions from net realized gain	(.18)	(.36)	(.37)	(.74)	(.54)	(.15)
Total distributions	(.18)	(.49)	(.51)	(.90)	(.66)	(.30)
Net asset value, end of period	$12.07	$11.26	$10.23	$11.15	$11.31	$10.46
Total ReturnB,C,D	8.84%	15.50%	(3.85)%	6.80%	14.74%	10.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.75%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.75%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.26)%G	1.22%	1.27%	1.37%	1.12%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$574,035	$556,090	$531,510	$623,734	$612,735	$527,525
Portfolio turnover rateF	27%G	22%	26%	27%	46%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.17	$11.09	$11.26	$10.42	$9.75
Income from Investment Operations
Net investment income (loss)A	(.03)	.10	.11	.13	.09	.13
Net realized and unrealized gain (loss)	.98	1.39	(.54)	.57	1.39	.82
Total from investment operations	.95	1.49	(.43)	.70	1.48	.95
Distributions from net investment income	–	(.11)	(.12)	(.13)	(.10)	(.12)
Distributions from net realized gain	(.17)	(.36)	(.37)	(.74)	(.54)	(.15)
Total distributions	(.17)	(.47)	(.49)	(.87)	(.64)	(.28)B
Net asset value, end of period	$11.97	$11.19	$10.17	$11.09	$11.26	$10.42
Total ReturnC,D,E	8.58%	15.29%	(4.10)%	6.50%	14.45%	10.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.00%H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.00%H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.51)%H	.97%	1.02%	1.12%	.87%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$201,541	$186,200	$158,557	$153,677	$128,619	$92,998
Portfolio turnover rateG	27%H	22%	26%	27%	46%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.08	$10.09	$11.01	$11.19	$10.36	$9.71
Income from Investment Operations
Net investment income (loss)A	(.06)	.05	.05	.07	.04	.08
Net realized and unrealized gain (loss)	.98	1.38	(.53)	.57	1.38	.81
Total from investment operations	.92	1.43	(.48)	.64	1.42	.89
Distributions from net investment income	–	(.08)	(.08)	(.09)	(.06)	(.09)
Distributions from net realized gain	(.17)	(.36)	(.36)	(.73)	(.53)	(.15)
Total distributions	(.17)	(.44)	(.44)	(.82)	(.59)	(.24)
Net asset value, end of period	$11.83	$11.08	$10.09	$11.01	$11.19	$10.36
Total ReturnB,C,D	8.39%	14.71%	(4.59)%	5.95%	13.95%	9.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.50%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.50%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.50%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(1.01)%G	.47%	.53%	.62%	.37%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$29,723	$27,491	$23,423	$22,493	$18,457	$13,415
Portfolio turnover rateF	27%G	22%	26%	27%	46%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$10.28	$11.21	$11.37	$10.50	$9.83
Income from Investment Operations
Net investment income (loss)A	–B	.16	.16	.18	.15	.18
Net realized and unrealized gain (loss)	1.00	1.40	(.55)	.59	1.41	.81
Total from investment operations	1.00	1.56	(.39)	.77	1.56	.99
Distributions from net investment income	–	(.15)	(.17)	(.19)	(.15)	(.17)
Distributions from net realized gain	(.18)	(.36)	(.37)	(.74)	(.54)	(.15)
Total distributions	(.18)	(.51)	(.54)	(.93)	(.69)	(.32)
Net asset value, end of period	$12.15	$11.33	$10.28	$11.21	$11.37	$10.50
Total ReturnC,D	8.94%	15.83%	(3.66)%	7.03%	15.14%	10.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.50%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.50%G	-%	-%	-%	-%	-%
Net investment income (loss)	(.01)%G	1.47%	1.52%	1.62%	1.37%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$479,646	$420,967	$390,675	$400,667	$378,776	$269,633
Portfolio turnover rateF	27%G	22%	26%	27%	46%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	.41
Total from investment operations	.51
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$12.16
Total ReturnC,D	4.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	2.74%G
Supplemental Data
Net assets, end of period (000 omitted)	$676
Portfolio turnover rateE	27%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Growth & Income Fund	11.9	8.1
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.3	9.5
Fidelity Series International Growth Fund	9.2	9.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Advisor Series Equity Value Fund	7.4	11.7
Fidelity Advisor Series Equity Growth Fund	6.4	6.6
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.1
Fidelity Series All-Sector Equity Fund	4.4	4.6
Fidelity Advisor Series Growth Opportunities Fund	4.1	4.3
	75.8	78.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.1%
Bond Funds	5.7%
Short-Term Funds	1.1%
Net Other Assets (Liabilities) *	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2050 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	4,461,014	$65,041,577
Fidelity Advisor Series Equity Value Fund (a)	5,627,772	75,468,422
Fidelity Advisor Series Growth & Income Fund (a)	8,019,518	120,132,388
Fidelity Advisor Series Growth Opportunities Fund(a)	3,189,576	41,879,127
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,221,219	59,689,185
Fidelity Advisor Series Small Cap Fund (a)	2,653,493	32,637,959
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	5,760,145	77,589,159
Fidelity Series 100 Index Fund (a)	2,014,461	33,379,612
Fidelity Series 1000 Value Index Fund (a)	1,022,498	12,842,580
Fidelity Series All-Sector Equity Fund (a)	3,355,756	44,866,459
Fidelity Series Commodity Strategy Fund (a)	3,816,702	19,961,351
Fidelity Series Real Estate Equity Fund (a)	577,757	7,458,840
Fidelity Series Small Cap Opportunities Fund (a)	2,810,687	39,293,400
TOTAL DOMESTIC EQUITY FUNDS
(Cost $491,084,701)		630,240,059

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	888,323	9,451,755
Fidelity Series Emerging Markets Fund (a)	4,690,141	96,616,896
Fidelity Series International Growth Fund (a)	5,830,354	92,644,319
Fidelity Series International Small Cap Fund (a)	1,257,720	22,525,766
Fidelity Series International Value Fund (a)	8,783,277	94,595,896
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $244,977,338)		315,834,632

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	663,188	6,936,950
Fidelity Series Floating Rate High Income Fund (a)	241,134	2,288,363
Fidelity Series High Income Fund (a)	1,478,860	14,418,884
Fidelity Series Inflation-Protected Bond Index Fund (a)	821,230	8,121,969
Fidelity Series International Credit Fund (a)	49,731	499,793
Fidelity Series Investment Grade Bond Fund (a)	425,558	4,813,066
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,867,602	16,416,221
Fidelity Series Real Estate Income Fund (a)	415,258	4,638,429
TOTAL BOND FUNDS
(Cost $57,617,940)		58,133,675

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	233,351	2,333,514
Fidelity Series Government Money Market Fund 1.09% (a)(b)	8,319,678	8,319,678
TOTAL SHORT-TERM FUNDS
(Cost $10,648,389)		10,653,192
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $804,328,368)		1,014,861,558
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(798,900)
NET ASSETS - 100%		$1,014,062,658

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$61,424,250	$3,716,057	$9,183,409	$--	$1,417,243	$7,667,436	$65,041,577
Fidelity Advisor Series Equity Value Fund	109,137,178	5,806,060	41,347,823(a)	925,737	2,651,802	(778,795)	75,468,422
Fidelity Advisor Series Growth & Income Fund	75,610,979	47,701,164(a)	6,131,699	355,871	(41,129)	2,993,073	120,132,388
Fidelity Advisor Series Growth Opportunities Fund	40,458,803	2,411,545	6,269,580	--	756,146	4,522,213	41,879,127
Fidelity Advisor Series Opportunistic Insights Fund	57,097,662	3,456,125	8,206,167	--	846,852	6,494,713	59,689,185
Fidelity Advisor Series Short-Term Credit Fund	2,311,972	180,639	163,768	18,605	121	4,550	2,333,514
Fidelity Advisor Series Small Cap Fund	30,339,120	1,856,392	2,016,015	--	27,415	2,431,047	32,637,959
Fidelity Advisor Series Stock Selector Large Cap Value Fund	72,445,784	6,581,884	4,522,869	--	22,881	3,061,479	77,589,159
Fidelity Series 100 Index Fund	31,401,616	1,916,163	2,303,348	--	105,431	2,259,750	33,379,612
Fidelity Series 1000 Value Index Fund	12,177,297	866,921	753,381	--	1,149	550,594	12,842,580
Fidelity Series All-Sector Equity Fund	42,590,508	2,568,770	3,610,416	--	101,754	3,215,843	44,866,459
Fidelity Series Canada Fund	--	9,142,648	12,076	--	(11)	321,194	9,451,755
Fidelity Series Commodity Strategy Fund	15,435,424	5,632,095	1,065,594	30,363	(22,372)	(18,202)	19,961,351
Fidelity Series Emerging Markets Debt Fund	6,585,766	552,617	350,934	205,431	1,887	147,614	6,936,950
Fidelity Series Emerging Markets Fund	92,941,824	5,469,747	15,977,440	--	1,454,154	12,728,611	96,616,896
Fidelity Series Floating Rate High Income Fund	2,245,372	196,397	146,225	51,722	(143)	(7,038)	2,288,363
Fidelity Series Government Money Market Fund 1.09%	7,236,366	1,546,991	463,679	36,043	--	--	8,319,678
Fidelity Series High Income Fund	13,835,614	1,256,659	877,333	388,684	3,961	199,983	14,418,884
Fidelity Series Inflation-Protected Bond Index Fund	8,105,743	467,574	467,904	4,660	(161)	16,717	8,121,969
Fidelity Series International Credit Fund	--	497,306	--	--	--	2,487	499,793
Fidelity Series International Growth Fund	87,773,342	5,424,784	12,285,989	--	858,218	10,873,964	92,644,319
Fidelity Series International Small Cap Fund	20,040,723	1,278,304	2,108,462	--	134,143	3,181,058	22,525,766
Fidelity Series International Value Fund	88,005,325	6,376,057	9,430,583	--	419,042	9,226,055	94,595,896
Fidelity Series Investment Grade Bond Fund	4,102,571	1,033,065	379,556	57,089	644	56,342	4,813,066
Fidelity Series Long-Term Treasury Bond Index Fund	3,056	16,954,630	464,521	71,635	(3,799)	(73,145)	16,416,221
Fidelity Series Real Estate Equity Fund	7,256,365	698,655	444,219	61,097	1,158	(53,119)	7,458,840
Fidelity Series Real Estate Income Fund	4,463,958	420,651	275,440	113,778	(755)	30,015	4,638,429
Fidelity Series Small Cap Opportunities Fund	36,782,095	5,364,473	2,265,312	72,624	(9,130)	(578,726)	39,293,400
Total	$929,808,713	$139,374,373	$131,523,742	$2,393,339	$8,726,501	$68,475,713	$1,014,861,558

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $804,328,368) — See accompanying schedule		$1,014,861,558
Receivable for investments sold		1,152,737
Receivable for fund shares sold		2,259,888
Total assets		1,018,274,183
Liabilities
Payable to custodian bank	$28
Payable for investments purchased	38,813
Payable for fund shares redeemed	3,373,504
Accrued management fee	622,392
Distribution and service plan fees payable	176,788
Total liabilities		4,211,525
Net Assets		$1,014,062,658
Net Assets consist of:
Paid in capital		$794,657,625
Accumulated net investment loss		(1,103,553)
Accumulated undistributed net realized gain (loss) on investments		9,975,396
Net unrealized appreciation (depreciation) on investments		210,533,190
Net Assets		$1,014,062,658
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($415,988,075 ÷ 34,633,089 shares)		$12.01
Maximum offering price per share (100/94.25 of $12.01)		$12.74
Class M:
Net Asset Value and redemption price per share ($159,381,760 ÷ 13,341,371 shares)		$11.95
Maximum offering price per share (100/96.50 of $11.95)		$12.38
Class C:
Net Asset Value and offering price per share ($31,217,394 ÷ 2,643,036 shares)(a)		$11.81
Class I:
Net Asset Value, offering price and redemption price per share ($406,379,089 ÷ 33,607,858 shares)		$12.09
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,096,340 ÷ 90,605 shares)		$12.10

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,393,339
Expenses
Management fee	$2,455,063
Distribution and service plan fees	1,040,688
Independent trustees' fees and expenses	1,751
Total expenses before reductions	3,497,502
Expense reductions	(610)	3,496,892
Net investment income (loss)		(1,103,553)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	8,726,501
Capital gain distributions from underlying funds	6,081,338
Total net realized gain (loss)		14,807,839
Change in net unrealized appreciation (depreciation) on underlying funds		68,475,713
Net gain (loss)		83,283,552
Net increase (decrease) in net assets resulting from operations		$82,179,999

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,103,553)	$11,091,001
Net realized gain (loss)	14,807,839	15,876,126
Change in net unrealized appreciation (depreciation)	68,475,713	101,221,499
Net increase (decrease) in net assets resulting from operations	82,179,999	128,188,626
Distributions to shareholders from net investment income	–	(11,189,601)
Distributions to shareholders from net realized gain	(13,899,270)	(28,798,024)
Total distributions	(13,899,270)	(39,987,625)
Share transactions - net increase (decrease)	16,141,172	3,772,240
Total increase (decrease) in net assets	84,421,901	91,973,241
Net Assets
Beginning of period	929,640,757	837,667,516
End of period	$1,014,062,658	$929,640,757
Other Information
Accumulated net investment loss end of period	$(1,103,553)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2050 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.20	$10.16	$11.06	$11.24	$10.39	$9.61
Income from Investment Operations
Net investment income (loss)A	(.02)	.13	.13	.15	.12	.15
Net realized and unrealized gain (loss)	1.00	1.39	(.53)	.58	1.40	.82
Total from investment operations	.98	1.52	(.40)	.73	1.52	.97
Distributions from net investment income	–	(.13)	(.14)	(.16)	(.12)	(.14)
Distributions from net realized gain	(.17)	(.34)	(.36)	(.76)	(.55)	(.05)
Total distributions	(.17)	(.48)B	(.50)	(.91)C	(.67)	(.19)
Net asset value, end of period	$12.01	$11.20	$10.16	$11.06	$11.24	$10.39
Total ReturnD,E,F	8.79%	15.52%	(3.84)%	6.77%	14.91%	10.23%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.75%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.75%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.26)%I	1.22%	1.28%	1.37%	1.10%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$415,988	$396,373	$363,199	$415,103	$401,589	$352,814
Portfolio turnover rateH	27%I	25%	24%	30%	47%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.344 per share.

 C Total distributions of $.91 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.755 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$10.12	$11.02	$11.20	$10.36	$9.58
Income from Investment Operations
Net investment income (loss)A	(.03)	.10	.11	.12	.09	.13
Net realized and unrealized gain (loss)	.99	1.38	(.54)	.58	1.39	.81
Total from investment operations	.96	1.48	(.43)	.70	1.48	.94
Distributions from net investment income	–	(.11)	(.12)	(.13)	(.10)	(.12)
Distributions from net realized gain	(.16)	(.34)	(.36)	(.76)	(.55)	(.05)
Total distributions	(.16)	(.45)	(.47)B	(.88)C	(.64)D	(.16)E
Net asset value, end of period	$11.95	$11.15	$10.12	$11.02	$11.20	$10.36
Total ReturnF,G,H	8.68%	15.22%	(4.08)%	6.54%	14.61%	9.99%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.00%K	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.00%K	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.00%K	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.51)%K	.97%	1.04%	1.12%	.85%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$159,382	$147,601	$127,842	$126,987	$115,391	$89,196
Portfolio turnover rateJ	27%K	25%	24%	30%	47%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.47 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.355 per share.

 C Total distributions of $.88 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.755 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.546 per share.

 E Total distributions of $.16 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.046 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amounts do not include the activity of the Underlying Funds.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$10.04	$10.95	$11.14	$10.31	$9.54
Income from Investment Operations
Net investment income (loss)A	(.06)	.05	.06	.07	.04	.08
Net realized and unrealized gain (loss)	.98	1.37	(.55)	.57	1.38	.82
Total from investment operations	.92	1.42	(.49)	.64	1.42	.90
Distributions from net investment income	–	(.08)	(.08)	(.09)	(.06)	(.08)
Distributions from net realized gain	(.16)	(.34)	(.34)	(.74)	(.54)	(.05)
Total distributions	(.16)	(.41)B	(.42)	(.83)	(.59)C	(.13)
Net asset value, end of period	$11.81	$11.05	$10.04	$10.95	$11.14	$10.31
Total ReturnD,E,F	8.36%	14.73%	(4.67)%	6.01%	14.06%	9.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.50%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.50%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.50%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(1.01)%I	.47%	.54%	.63%	.35%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$31,217	$28,268	$24,460	$24,652	$21,190	$16,188
Portfolio turnover rateH	27%I	25%	24%	30%	47%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.41 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.339 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.536 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$10.22	$11.13	$11.30	$10.44	$9.65
Income from Investment Operations
Net investment income (loss)A	–B	.16	.16	.18	.15	.18
Net realized and unrealized gain (loss)	.99	1.39	(.55)	.59	1.40	.82
Total from investment operations	.99	1.55	(.39)	.77	1.55	1.00
Distributions from net investment income	–	(.15)	(.16)	(.18)	(.15)	(.16)
Distributions from net realized gain	(.17)	(.35)	(.36)	(.76)	(.55)	(.05)
Total distributions	(.17)	(.50)	(.52)	(.94)	(.69)C	(.21)
Net asset value, end of period	$12.09	$11.27	$10.22	$11.13	$11.30	$10.44
Total ReturnD,E	8.89%	15.81%	(3.65)%	7.10%	15.20%	10.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.50%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.50%H	-%	-%	-%	-%	-%
Net investment income (loss)	(.01)%H	1.47%	1.53%	1.62%	1.35%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$406,379	$357,398	$320,449	$303,017	$282,594	$202,208
Portfolio turnover rateG	27%H	25%	24%	30%	47%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.546 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59
Income from Investment Operations
Net investment income (loss)B	.11
Net realized and unrealized gain (loss)	.40
Total from investment operations	.51
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$12.10
Total ReturnC,D	4.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	2.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,096
Portfolio turnover rateE	27%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Growth & Income Fund	11.8	8.1
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Growth Fund	9.3	9.4
Fidelity Series International Value Fund	9.3	9.5
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.8
Fidelity Advisor Series Equity Value Fund	7.5	11.7
Fidelity Advisor Series Equity Growth Fund	6.4	6.6
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.1
Fidelity Series All-Sector Equity Fund	4.4	4.6
Fidelity Advisor Series Growth Opportunities Fund	4.1	4.4
	75.9	78.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.2%
Bond Funds	5.7%
Short-Term Funds	1.0%
Net Other Assets (Liabilities) *	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.8%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	0.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2055 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	2,109,243	$30,752,756
Fidelity Advisor Series Equity Value Fund (a)	2,663,374	35,715,843
Fidelity Advisor Series Growth & Income Fund (a)	3,789,867	56,772,205
Fidelity Advisor Series Growth Opportunities Fund (a)	1,507,405	19,792,234
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,523,695	28,234,074
Fidelity Advisor Series Small Cap Fund (a)	1,253,482	15,417,827
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	2,721,692	36,661,192
Fidelity Series 100 Index Fund (a)	951,056	15,758,991
Fidelity Series 1000 Value Index Fund (a)	483,240	6,069,493
Fidelity Series All-Sector Equity Fund (a)	1,585,808	21,202,254
Fidelity Series Commodity Strategy Fund (a)	1,803,758	9,433,655
Fidelity Series Real Estate Equity Fund (a)	273,011	3,524,568
Fidelity Series Small Cap Opportunities Fund (a)	1,328,801	18,576,638
TOTAL DOMESTIC EQUITY FUNDS
(Cost $254,841,099)		297,911,730

International Equity Funds - 31.2%
Fidelity Series Canada Fund (a)	419,499	4,463,466
Fidelity Series Emerging Markets Fund (a)	2,217,243	45,675,196
Fidelity Series International Growth Fund (a)	2,785,724	44,265,153
Fidelity Series International Small Cap Fund (a)	594,865	10,654,031
Fidelity Series International Value Fund (a)	4,108,876	44,252,592
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $125,421,492)		149,310,438

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	303,705	3,176,752
Fidelity Series Floating Rate High Income Fund (a)	114,682	1,088,328
Fidelity Series High Income Fund (a)	712,662	6,948,452
Fidelity Series Inflation-Protected Bond Index Fund (a)	364,994	3,609,787
Fidelity Series International Credit Fund (a)	22,713	228,268
Fidelity Series Investment Grade Bond Fund (a)	201,306	2,276,774
Fidelity Series Long-Term Treasury Bond Index Fund (a)	885,137	7,780,357
Fidelity Series Real Estate Income Fund (a)	193,891	2,165,766
TOTAL BOND FUNDS
(Cost $27,000,168)		27,274,484

Short-Term Funds - 1.0%
Fidelity Advisor Series Short-Term Credit Fund (a)	102,738	1,027,381
Fidelity Series Government Money Market Fund 1.09% (a)(b)	4,021,447	4,021,447
TOTAL SHORT-TERM FUNDS
(Cost $5,046,737)		5,048,828
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $412,309,496)		479,545,480
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(368,086)
NET ASSETS - 100%		$479,177,394

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$26,621,622	$3,457,630	$3,420,389	$--	$165,190	$3,928,703	$30,752,756
Fidelity Advisor Series Equity Value Fund	47,287,802	5,011,751	17,460,473(a)	413,930	537,856	338,907	35,715,843
Fidelity Advisor Series Growth & Income Fund	32,766,556	24,420,115(a)	1,787,950	162,233	(22,489)	1,395,973	56,772,205
Fidelity Advisor Series Growth Opportunities Fund	17,540,956	2,229,547	2,353,070	--	124,696	2,250,105	19,792,234
Fidelity Advisor Series Opportunistic Insights Fund	24,747,674	3,216,091	3,033,690	--	130,830	3,173,169	28,234,074
Fidelity Advisor Series Short-Term Credit Fund	911,479	160,450	46,380	7,787	63	1,769	1,027,381
Fidelity Advisor Series Small Cap Fund	13,158,231	1,748,068	624,230	--	5,604	1,130,154	15,417,827
Fidelity Advisor Series Stock Selector Large Cap Value Fund	31,395,884	5,108,030	1,277,656	--	5,675	1,429,259	36,661,192
Fidelity Series 100 Index Fund	13,600,249	1,809,469	727,995	--	3,879	1,073,389	15,758,991
Fidelity Series 1000 Value Index Fund	5,274,288	752,533	212,761	--	(695)	256,128	6,069,493
Fidelity Series All-Sector Equity Fund	18,447,051	2,403,566	1,153,718	--	14,571	1,490,784	21,202,254
Fidelity Series Canada Fund	--	4,313,168	761	--	--	151,059	4,463,466
Fidelity Series Commodity Strategy Fund	6,879,499	2,875,277	306,722	14,239	(2,403)	(11,996)	9,433,655
Fidelity Series Emerging Markets Debt Fund	2,792,749	417,793	99,386	90,637	849	64,747	3,176,752
Fidelity Series Emerging Markets Fund	40,375,881	5,129,072	6,244,456	--	361,885	6,052,814	45,675,196
Fidelity Series Floating Rate High Income Fund	973,225	159,845	41,415	23,529	(53)	(3,274)	1,088,328
Fidelity Series Government Money Market Fund 1.09%	2,842,030	1,312,505	133,088	16,281	--	--	4,021,447
Fidelity Series High Income Fund	6,105,377	997,280	248,465	179,517	454	93,806	6,948,452
Fidelity Series Inflation-Protected Bond Index Fund	3,297,517	438,148	132,512	2,009	439	6,195	3,609,787
Fidelity Series International Credit Fund	--	227,132	--	--	--	1,136	228,268
Fidelity Series International Growth Fund	38,016,091	5,143,866	4,155,641	--	118,245	5,142,592	44,265,153
Fidelity Series International Small Cap Fund	8,686,160	1,213,350	736,114	--	30,727	1,459,908	10,654,031
Fidelity Series International Value Fund	38,115,728	5,683,676	3,905,251	--	114,175	4,244,264	44,252,592
Fidelity Series Investment Grade Bond Fund	1,899,804	482,696	132,196	26,415	450	26,020	2,276,774
Fidelity Series Long-Term Treasury Bond Index Fund	1,306	7,975,248	158,553	33,077	(1,412)	(36,232)	7,780,357
Fidelity Series Real Estate Equity Fund	3,142,917	534,427	125,503	28,126	1,431	(28,704)	3,524,568
Fidelity Series Real Estate Income Fund	1,908,595	323,916	78,030	51,624	514	10,771	2,165,766
Fidelity Series Small Cap Opportunities Fund	15,931,253	3,555,103	639,477	34,073	(4,431)	(265,810)	18,576,638
Total	$402,719,924	$91,099,752	$49,235,882	$1,083,477	$1,586,050	$33,375,636	$479,545,480

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $412,309,496) — See accompanying schedule		$479,545,480
Receivable for investments sold		8,662
Receivable for fund shares sold		1,944,612
Total assets		481,498,754
Liabilities
Payable for investments purchased	$158,319
Payable for fund shares redeemed	1,795,008
Accrued management fee	291,919
Distribution and service plan fees payable	76,114
Total liabilities		2,321,360
Net Assets		$479,177,394
Net Assets consist of:
Paid in capital		$410,462,004
Accumulated net investment loss		(477,396)
Accumulated undistributed net realized gain (loss) on investments		1,956,802
Net unrealized appreciation (depreciation) on investments		67,235,984
Net Assets		$479,177,394
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($198,321,471 ÷ 15,117,791 shares)		$13.12
Maximum offering price per share (100/94.25 of $13.12)		$13.92
Class M:
Net Asset Value and redemption price per share ($66,803,259 ÷ 5,116,699 shares)		$13.06
Maximum offering price per share (100/96.50 of $13.06)		$13.53
Class C:
Net Asset Value and offering price per share ($9,967,970 ÷ 767,256 shares)(a)		$12.99
Class I:
Net Asset Value, offering price and redemption price per share ($203,075,160 ÷ 15,408,722 shares)		$13.18
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,009,534 ÷ 76,560 shares)		$13.19

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,083,477
Expenses
Management fee	$1,127,847
Distribution and service plan fees	433,014
Independent trustees' fees and expenses	781
Total expenses before reductions	1,561,642
Expense reductions	(264)	1,561,378
Net investment income (loss)		(477,901)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,586,050
Capital gain distributions from underlying funds	2,826,676
Total net realized gain (loss)		4,412,726
Change in net unrealized appreciation (depreciation) on underlying funds		33,375,636
Net gain (loss)		37,788,362
Net increase (decrease) in net assets resulting from operations		$37,310,461

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(477,901)	$4,545,316
Net realized gain (loss)	4,412,726	5,298,677
Change in net unrealized appreciation (depreciation)	33,375,636	41,715,023
Net increase (decrease) in net assets resulting from operations	37,310,461	51,559,016
Distributions to shareholders from net investment income	(14,088)	(4,567,082)
Distributions to shareholders from net realized gain	(4,661,846)	(9,571,484)
Total distributions	(4,675,934)	(14,138,566)
Share transactions - net increase (decrease)	43,889,526	67,699,971
Total increase (decrease) in net assets	76,524,053	105,120,421
Net Assets
Beginning of period	402,653,341	297,532,920
End of period	$479,177,394	$402,653,341
Other Information
Undistributed net investment income end of period	$–	$14,593
Accumulated net investment loss end of period	$(477,396)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2055 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$11.02	$11.92	$11.71	$10.56	$9.75
Income from Investment Operations
Net investment income (loss)A	(.02)	.14	.15	.16	.12	.18
Net realized and unrealized gain (loss)	1.09	1.51	(.59)	.62	1.49	.83
Total from investment operations	1.07	1.65	(.44)	.78	1.61	1.01
Distributions from net investment income	–	(.14)	(.14)	(.15)	(.11)	(.13)
Distributions from net realized gain	(.14)	(.34)	(.31)	(.42)	(.36)	(.07)
Total distributions	(.14)	(.48)	(.46)B	(.57)	(.46)C	(.20)
Net asset value, end of period	$13.12	$12.19	$11.02	$11.92	$11.71	$10.56
Total ReturnD,E,F	8.81%	15.49%	(3.89)%	6.85%	15.45%	10.51%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.76%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.76%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.27)%I	1.24%	1.31%	1.39%	1.11%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$198,321	$170,352	$130,309	$115,666	$81,217	$32,476
Portfolio turnover rateH	22%I	24%	24%	29%	43%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.314 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$10.98	$11.88	$11.68	$10.55	$9.75
Income from Investment Operations
Net investment income (loss)A	(.03)	.11	.12	.13	.10	.16
Net realized and unrealized gain (loss)	1.08	1.51	(.59)	.62	1.47	.82
Total from investment operations	1.05	1.62	(.47)	.75	1.57	.98
Distributions from net investment income	–	(.12)	(.12)	(.13)	(.09)	(.11)
Distributions from net realized gain	(.13)	(.34)	(.31)	(.42)	(.36)	(.07)
Total distributions	(.13)	(.46)	(.43)	(.55)	(.44)B	(.18)
Net asset value, end of period	$13.06	$12.14	$10.98	$11.88	$11.68	$10.55
Total ReturnC,D,E	8.69%	15.27%	(4.11)%	6.55%	15.07%	10.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.01%H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.01%H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	(.52)%H	.99%	1.06%	1.14%	.86%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$66,803	$58,052	$41,956	$33,436	$19,134	$7,239
Portfolio turnover rateG	22%H	24%	24%	29%	43%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.11	$10.98	$11.88	$11.69	$10.57	$9.74
Income from Investment Operations
Net investment income (loss)A	(.06)	.06	.06	.08	.04	.10
Net realized and unrealized gain (loss)	1.07	1.49	(.58)	.61	1.47	.83
Total from investment operations	1.01	1.55	(.52)	.69	1.51	.93
Distributions from net investment income	–	(.08)	(.08)	(.09)	(.05)	(.03)
Distributions from net realized gain	(.13)	(.34)	(.30)	(.41)	(.35)	(.07)
Total distributions	(.13)	(.42)	(.38)	(.50)	(.39)B	(.10)
Net asset value, end of period	$12.99	$12.11	$10.98	$11.88	$11.69	$10.57
Total ReturnC,D,E	8.38%	14.62%	(4.53)%	6.01%	14.46%	9.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.51%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.51%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.51%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(1.02)%H	.49%	.56%	.65%	.36%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$9,968	$8,529	$5,671	$4,180	$2,491	$1,094
Portfolio turnover rateG	22%H	24%	24%	29%	43%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$11.06	$11.96	$11.74	$10.59	$9.76
Income from Investment Operations
Net investment income (loss)A	–B	.17	.18	.19	.15	.21
Net realized and unrealized gain (loss)	1.08	1.51	(.60)	.63	1.48	.83
Total from investment operations	1.08	1.68	(.42)	.82	1.63	1.04
Distributions from net investment income	–B	(.16)	(.17)	(.18)	(.13)	(.14)
Distributions from net realized gain	(.14)	(.34)	(.31)	(.42)	(.36)	(.07)
Total distributions	(.14)	(.50)	(.48)	(.60)	(.48)C	(.21)
Net asset value, end of period	$13.18	$12.24	$11.06	$11.96	$11.74	$10.59
Total ReturnD,E	8.92%	15.81%	(3.64)%	7.15%	15.61%	10.84%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.51%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.51%H	-%	-%	-%	-%	-%
Net investment income (loss)	(.02)%H	1.49%	1.56%	1.64%	1.36%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$203,075	$165,720	$119,597	$87,769	$54,490	$18,438
Portfolio turnover rateG	22%H	24%	24%	29%	43%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.63
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	.44
Total from investment operations	.56
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$13.19
Total ReturnC,D	4.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	3.05%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,010
Portfolio turnover rateE	22%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Series Growth & Income Fund	11.9	8.1
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.3	9.5
Fidelity Series International Growth Fund	9.2	9.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.6	7.8
Fidelity Advisor Series Equity Value Fund	7.5	11.7
Fidelity Advisor Series Equity Growth Fund	6.4	6.6
Fidelity Advisor Series Opportunistic Insights Fund	5.9	6.1
Fidelity Series All-Sector Equity Fund	4.4	4.6
Fidelity Advisor Series Growth Opportunities Fund	4.1	4.4
	75.8	78.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.1%
Bond Funds	5.7%
Short-Term Funds	1.1%
Net Other Assets (Liabilities) *	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.8%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	0.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2060 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	307,605	$4,484,883
Fidelity Advisor Series Equity Value Fund (a)	389,248	5,219,812
Fidelity Advisor Series Growth & Income Fund (a)	553,373	8,289,530
Fidelity Advisor Series Growth Opportunities Fund (a)	220,476	2,894,848
Fidelity Advisor Series Opportunistic Insights Fund (a)	222,409	4,121,244
Fidelity Advisor Series Small Cap Fund (a)	183,207	2,253,442
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	397,251	5,350,975
Fidelity Series 100 Index Fund (a)	139,070	2,304,392
Fidelity Series 1000 Value Index Fund (a)	70,571	886,366
Fidelity Series All-Sector Equity Fund (a)	231,527	3,095,515
Fidelity Series Commodity Strategy Fund (a)	263,371	1,377,431
Fidelity Series Real Estate Equity Fund (a)	39,848	514,442
Fidelity Series Small Cap Opportunities Fund (a)	194,197	2,714,874
TOTAL DOMESTIC EQUITY FUNDS
(Cost $39,287,350)		43,507,754

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	61,227	651,452
Fidelity Series Emerging Markets Fund (a)	323,435	6,662,769
Fidelity Series International Growth Fund (a)	406,119	6,453,237
Fidelity Series International Small Cap Fund (a)	87,015	1,558,439
Fidelity Series International Value Fund (a)	599,627	6,457,987
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,744,701)		21,783,884

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	41,562	434,741
Fidelity Series Floating Rate High Income Fund (a)	17,458	165,675
Fidelity Series High Income Fund (a)	104,603	1,019,882
Fidelity Series Inflation-Protected Bond Index Fund (a)	53,682	530,913
Fidelity Series International Credit Fund (a)	3,023	30,377
Fidelity Series Investment Grade Bond Fund (a)	29,468	333,287
Fidelity Series Long-Term Treasury Bond Index Fund (a)	128,806	1,132,202
Fidelity Series Real Estate Income Fund (a)	28,386	317,072
TOTAL BOND FUNDS
(Cost $3,885,022)		3,964,149

Short-Term Funds - 1.1%
Fidelity Advisor Series Short-Term Credit Fund (a)	15,613	156,129
Fidelity Series Government Money Market Fund 1.09% (a)(b)	585,672	585,672
TOTAL SHORT-TERM FUNDS
(Cost $741,590)		741,801
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $62,658,663)		69,997,588
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(52,803)
NET ASSETS - 100%		$69,944,785

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,883,602	$1,410,071	$322,529	$--	$(1,642)	$515,381	$4,484,883
Fidelity Advisor Series Equity Value Fund	5,120,357	1,967,240	1,990,761(a)	50,816	23,781	99,195	5,219,812
Fidelity Advisor Series Growth & Income Fund	3,548,790	4,672,371(a)	120,904	21,382	(2,475)	191,748	8,289,530
Fidelity Advisor Series Growth Opportunities Fund	1,900,912	914,695	216,663	--	2,582	293,322	2,894,848
Fidelity Advisor Series Opportunistic Insights Fund	2,656,409	1,317,816	263,557	--	(215)	410,791	4,121,244
Fidelity Advisor Series Short-Term Credit Fund	94,907	63,958	2,920	1,026	3	181	156,129
Fidelity Advisor Series Small Cap Fund	1,426,823	711,541	38,978	--	196	153,860	2,253,442
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3,400,620	1,830,274	79,711	--	2,998	196,794	5,350,975
Fidelity Series 100 Index Fund	1,471,465	730,977	38,437	--	(31)	140,418	2,304,392
Fidelity Series 1000 Value Index Fund	570,779	293,854	13,270	--	(78)	35,081	886,366
Fidelity Series All-Sector Equity Fund	1,995,788	991,469	85,063	--	1,034	192,287	3,095,515
Fidelity Series Canada Fund	--	630,165	54	--	--	21,341	651,452
Fidelity Series Commodity Strategy Fund	784,071	612,121	20,661	2,042	(207)	2,107	1,377,431
Fidelity Series Emerging Markets Debt Fund	287,447	145,850	6,257	10,996	86	7,615	434,741
Fidelity Series Emerging Markets Fund	4,363,146	2,115,826	628,817	--	12,431	800,183	6,662,769
Fidelity Series Floating Rate High Income Fund	109,403	59,350	2,607	3,160	4	(475)	165,675
Fidelity Series Government Money Market Fund 1.09%	292,135	302,012	8,475	2,096	--	--	585,672
Fidelity Series High Income Fund	663,148	360,313	15,643	23,171	9	12,055	1,019,882
Fidelity Series Inflation-Protected Bond Index Fund	358,487	180,077	8,343	271	42	650	530,913
Fidelity Series International Credit Fund	--	30,226	--	--	--	151	30,377
Fidelity Series International Growth Fund	4,113,503	2,106,389	413,204	--	9,290	637,259	6,453,237
Fidelity Series International Small Cap Fund	939,884	493,708	60,043	--	2,787	182,103	1,558,439
Fidelity Series International Value Fund	4,124,240	2,183,120	403,416	--	11,029	543,014	6,457,987
Fidelity Series Investment Grade Bond Fund	202,814	144,635	17,192	3,416	(4)	3,034	333,287
Fidelity Series Long-Term Treasury Bond Index Fund	177	1,147,104	9,345	4,502	(54)	(5,680)	1,132,202
Fidelity Series Real Estate Equity Fund	340,128	187,454	7,834	3,784	(237)	(5,069)	514,442
Fidelity Series Real Estate Income Fund	206,491	114,801	4,901	6,909	81	600	317,072
Fidelity Series Small Cap Opportunities Fund	1,724,001	1,068,861	39,908	4,892	(609)	(37,471)	2,714,874
Total	$43,579,527	$26,786,278	$4,819,493	$138,463	$60,801	$4,390,475	$69,997,588

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $62,658,663) — See accompanying schedule		$69,997,588
Cash		13
Receivable for investments sold		208
Receivable for fund shares sold		396,481
Total assets		70,394,290
Liabilities
Payable for investments purchased	$250,387
Payable for fund shares redeemed	146,308
Accrued management fee	41,728
Distribution and service plan fees payable	11,082
Total liabilities		449,505
Net Assets		$69,944,785
Net Assets consist of:
Paid in capital		$62,555,350
Accumulated net investment loss		(70,506)
Accumulated undistributed net realized gain (loss) on investments		121,016
Net unrealized appreciation (depreciation) on investments		7,338,925
Net Assets		$69,944,785
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($29,399,828 ÷ 2,533,865 shares)		$11.60
Maximum offering price per share (100/94.25 of $11.60)		$12.31
Class M:
Net Asset Value and redemption price per share ($9,581,346 ÷ 826,321 shares)		$11.60
Maximum offering price per share (100/96.50 of $11.60)		$12.02
Class C:
Net Asset Value and offering price per share ($1,654,702 ÷ 142,452 shares)(a)		$11.62
Class I:
Net Asset Value, offering price and redemption price per share ($28,973,917 ÷ 2,488,096 shares)		$11.65
Class Z6:
Net Asset Value, offering price and redemption price per share ($334,992 ÷ 28,751 shares)		$11.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$138,463
Expenses
Management fee	$151,799
Distribution and service plan fees	56,281
Independent trustees' fees and expenses	95
Total expenses before reductions	208,175
Expense reductions	(29)	208,146
Net investment income (loss)		(69,683)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	60,801
Capital gain distributions from underlying funds	395,481
Total net realized gain (loss)		456,282
Change in net unrealized appreciation (depreciation) on underlying funds		4,390,475
Net gain (loss)		4,846,757
Net increase (decrease) in net assets resulting from operations		$4,777,074

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(69,683)	$374,796
Net realized gain (loss)	456,282	652,819
Change in net unrealized appreciation (depreciation)	4,390,475	3,248,213
Net increase (decrease) in net assets resulting from operations	4,777,074	4,275,828
Distributions to shareholders from net investment income	(1,886)	(374,733)
Distributions to shareholders from net realized gain	(455,069)	(451,681)
Total distributions	(456,955)	(826,414)
Share transactions - net increase (decrease)	22,052,252	20,738,778
Total increase (decrease) in net assets	26,372,371	24,188,192
Net Assets
Beginning of period	43,572,414	19,384,222
End of period	$69,944,785	$43,572,414
Other Information
Undistributed net investment income end of period	$–	$1,063
Accumulated net investment loss end of period	$(70,506)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2060 Fund Class A

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$9.62	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.13	.12	.15
Net realized and unrealized gain (loss)	.96	1.33	(.51)	.37
Total from investment operations	.94	1.46	(.39)	.52
Distributions from net investment income	–	(.12)	(.11)	(.10)
Distributions from net realized gain	(.10)	(.20)	(.22)	(.08)
Total distributions	(.10)	(.32)	(.33)	(.18)
Net asset value, end of period	$11.60	$10.76	$9.62	$10.34
Total ReturnC,D,E	8.78%	15.55%	(3.89)%	5.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.25%	.25%	.25%H
Expenses net of fee waivers, if any	.78%H	.25%	.25%	.25%H
Expenses net of all reductions	.78%H	.25%	.25%	.25%H
Net investment income (loss)	(.30)%H	1.30%	1.29%	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$29,400	$18,482	$9,058	$2,267
Portfolio turnover rateG	17%H	32%	64%	47%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class M

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$9.63	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	.11	.10	.13
Net realized and unrealized gain (loss)	.95	1.33	(.51)	.38
Total from investment operations	.92	1.44	(.41)	.51
Distributions from net investment income	–	(.10)	(.08)	(.09)
Distributions from net realized gain	(.09)	(.20)	(.21)	(.08)
Total distributions	(.09)	(.30)	(.29)	(.18)C
Net asset value, end of period	$11.60	$10.77	$9.63	$10.33
Total ReturnD,E,F	8.63%	15.29%	(4.09)%	5.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.03%I	.50%	.50%	.51%I,J
Expenses net of fee waivers, if any	1.03%I	.50%	.50%	.51%I,J
Expenses net of all reductions	1.03%I	.50%	.50%	.51%I,J
Net investment income (loss)	(.55)%I	1.05%	1.04%	1.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$9,581	$5,719	$3,189	$2,062
Portfolio turnover rateH	17%I	32%	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class C

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.81	$9.68	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	(.06)	.06	.05	.10
Net realized and unrealized gain (loss)	.96	1.33	(.51)	.38
Total from investment operations	.90	1.39	(.46)	.48
Distributions from net investment income	–	(.06)	–	(.08)
Distributions from net realized gain	(.09)	(.20)	(.17)	(.08)
Total distributions	(.09)	(.26)	(.17)	(.17)C
Net asset value, end of period	$11.62	$10.81	$9.68	$10.31
Total ReturnD,E,F	8.41%	14.65%	(4.60)%	4.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.53%I	1.00%	.99%J	1.02%I,J
Expenses net of fee waivers, if any	1.53%I	1.00%	.99%J	1.02%I,J
Expenses net of all reductions	1.53%I	1.00%	.99%J	1.02%I,J
Net investment income (loss)	(1.05)%I	.55%	.55%	1.47%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,655	$1,209	$1,292	$1,322
Portfolio turnover rateH	17%I	32%	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$9.65	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.16	.15	.17
Net realized and unrealized gain (loss)	.96	1.33	(.50)	.37
Total from investment operations	.96	1.49	(.35)	.54
Distributions from net investment income	–C	(.13)	(.12)	(.10)
Distributions from net realized gain	(.10)	(.20)	(.23)	(.08)
Total distributions	(.11)D	(.34)E	(.35)	(.19)F
Net asset value, end of period	$11.65	$10.80	$9.65	$10.35
Total ReturnG,H	8.90%	15.82%	(3.54)%	5.38%
Ratios to Average Net AssetsI,J
Expenses before reductions	.53%K	- %L	- %L	- %K,L
Expenses net of fee waivers, if any	.53%K	-%	-%	- %K
Expenses net of all reductions	.53%K	-%	-%	- %K
Net investment income (loss)	(.05)%K	1.55%	1.54%	2.49%K
Supplemental Data
Net assets, end of period (000 omitted)	$28,974	$18,162	$5,845	$399
Portfolio turnover rateJ	17%K	32%	64%	47%K

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.11 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.104 per share.

 E Total distributions of $.34 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.204 per share.

 F Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amounts do not include the activity of the Underlying Funds.

 K Annualized

 L Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.16
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.40
Total from investment operations	.49
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.65
Total ReturnC,D	4.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	2.53%G
Supplemental Data
Net assets, end of period (000 omitted)	$335
Portfolio turnover rateE	17%G

 A For the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2017

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund commenced sale of Class Z6 shares on June 6, 2017. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). During the period, one of the Underlying Funds changed its name from Fidelity Advisor Series Equity-Income Fund to Fidelity Advisor Series Equity Value Fund.

After the close of business on June 24, 2016, each Fund's outstanding Class B shares were converted to Class A shares. Each Fund's prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period April 1, 2016 through June 24, 2016.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$199,014,117	$18,735,106	$(1,363,543)	$17,371,563
Advisor Freedom 2005	186,416,969	23,335,389	(1,191,178)	22,144,211
Advisor Freedom 2010	437,161,295	66,897,658	(2,609,846)	64,287,812
Advisor Freedom 2015	995,402,817	191,364,638	(6,332,882)	185,031,756
Advisor Freedom 2020	2,143,460,328	425,149,241	(15,448,505)	409,700,736
Advisor Freedom 2025	2,486,435,922	529,798,966	(20,132,528)	509,666,438
Advisor Freedom 2030	2,350,193,308	590,304,529	(13,164,173)	577,140,356
Advisor Freedom 2035	1,814,438,248	515,469,889	(9,382,468)	506,087,421
Advisor Freedom 2040	1,641,597,374	475,960,034	(8,153,685)	467,806,349
Advisor Freedom 2045	1,020,425,863	271,107,859	(4,898,802)	266,209,057
Advisor Freedom 2050	807,130,165	211,480,309	(3,748,916)	207,731,393
Advisor Freedom 2055	414,079,507	67,148,610	(1,682,637)	65,465,973
Advisor Freedom 2060	62,950,224	7,192,624	(145,260)	7,047,364

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the underlying fund shares and in-kind transactions are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	20,843,594	33,703,073
Advisor Freedom 2005	20,199,707	30,120,733
Advisor Freedom 2010	46,804,864	75,935,004
Advisor Freedom 2015	104,954,606	198,298,510
Advisor Freedom 2020	228,273,175	376,030,889
Advisor Freedom 2025	311,930,304	396,034,636
Advisor Freedom 2030	338,067,757	439,625,968
Advisor Freedom 2035	270,264,022	333,637,452
Advisor Freedom 2040	236,236,270	311,401,642
Advisor Freedom 2045	165,145,267	167,892,308
Advisor Freedom 2050	139,374,373	131,523,742
Advisor Freedom 2055	91,099,752	49,235,882
Advisor Freedom 2060	26,786,278	4,819,493

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Effective June 1, 2017, under the management contract approved by the Board of Trustees (the Board) and shareholders, FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees.

For the period June 1, 2017 (June 6, 2017 for Class Z6) through September 30, 2017, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Class Z6)
Advisor Freedom Income	.465%	.415%
Advisor Freedom 2005	.491%	.435%
Advisor Freedom 2010	.533%	.468%
Advisor Freedom 2015	.576%	.503%
Advisor Freedom 2020	.618%	.538%
Advisor Freedom 2025	.661%	.573%
Advisor Freedom 2030	.703%	.608%
Advisor Freedom 2035	.746%	.643%
Advisor Freedom 2040	.746%	.643%
Advisor Freedom 2045	.746%	.643%
Advisor Freedom 2050	.746%	.643%
Advisor Freedom 2055	.746%	.643%
Advisor Freedom 2060	.746%	.643%

Effective June 6, 2017, under the expense contract approved by the Board, the investment adviser pays class-level expenses for Class Z6 of each Fund as necessary so that Class Z6 total expenses do not exceed certain amounts of Class Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class Z6)
Advisor Freedom Income	.365%
Advisor Freedom 2005	.377%
Advisor Freedom 2010	.396%
Advisor Freedom 2015	.415%
Advisor Freedom 2020	.435%
Advisor Freedom 2025	.454%
Advisor Freedom 2030	.474%
Advisor Freedom 2035	.493%
Advisor Freedom 2040	.493%
Advisor Freedom 2045	.493%
Advisor Freedom 2050	.493%
Advisor Freedom 2055	.493%
Advisor Freedom 2060	.493%

In addition, the Board and shareholders of each Underlying Fund approved a new management contract, effective June 1, 2017. Under the management contract, each Underlying Fund no longer pays a management fee, and most of each Underlying Fund's ordinary operating expenses are borne by the investment adviser.

Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service plan fees, compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom Income
Class A	-%	.25%	$105,230	$3,440
Class M	.25%	.25%	96,118	–
Class C	.75%	.25%	71,383	5,158
			$272,731	$8,598
Advisor Freedom 2005
Class A	-%	.25%	$146,388	$7,355
Class M	.25%	.25%	68,221	374
Class C	.75%	.25%	28,225	913
			$242,834	$8,642
Advisor Freedom 2010
Class A	-%	.25%	$325,281	$15,630
Class M	.25%	.25%	205,650	2,354
Class C	.75%	.25%	143,980	4,036
			$674,911	$22,020
Advisor Freedom 2015
Class A	-%	.25%	$789,140	$42,030
Class M	.25%	.25%	446,846	1,937
Class C	.75%	.25%	308,411	16,093
			$1,544,397	$60,060
Advisor Freedom 2020
Class A	-%	.25%	$1,623,819	$72,406
Class M	.25%	.25%	989,404	6,205
Class C	.75%	.25%	512,259	35,811
			$3,125,482	$114,422
Advisor Freedom 2025
Class A	-%	.25%	$1,875,870	$87,671
Class M	.25%	.25%	1,077,226	4,283
Class C	.75%	.25%	502,677	49,158
			$3,455,773	$141,112
Advisor Freedom 2030
Class A	-%	.25%	$1,772,980	$84,401
Class M	.25%	.25%	1,123,778	–
Class C	.75%	.25%	479,889	48,405
			$3,376,647	$132,806
Advisor Freedom 2035
Class A	-%	.25%	$1,403,289	$63,178
Class M	.25%	.25%	865,112	4,149
Class C	.75%	.25%	318,564	36,846
			$2,586,965	$104,173
Advisor Freedom 2040
Class A	-%	.25%	$1,211,991	$50,686
Class M	.25%	.25%	830,388	983
Class C	.75%	.25%	412,224	37,515
			$2,454,603	$89,184
Advisor Freedom 2045
Class A	-%	.25%	$707,635	$40,674
Class M	.25%	.25%	486,328	1,695
Class C	.75%	.25%	142,685	23,248
			$1,336,648	$65,617
Advisor Freedom 2050
Class A	-%	.25%	$508,295	$22,715
Class M	.25%	.25%	384,018	397
Class C	.75%	.25%	148,375	20,701
			$1,040,688	$43,813
Advisor Freedom 2055
Class A	-%	.25%	$230,705	$9,532
Class M	.25%	.25%	156,010	144
Class C	.75%	.25%	46,299	12,692
			$433,014	$22,368
Advisor Freedom 2060
Class A	-%	.25%	$29,853	$15,683
Class M	.25%	.25%	19,112	145
Class C	.75%	.25%	7,316	3,621
			$56,281	$19,449

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$4,790
Class M	553
Class C(a)	801
$6,144
Advisor Freedom 2005
Class A	$587
Class C(a)	268
$855
Advisor Freedom 2010
Class A	$4,441
Class M	365
Class C(a)	481
$5,287
Advisor Freedom 2015
Class A	$6,623
Class M	2,108
Class C(a)	2,014
$10,745
Advisor Freedom 2020
Class A	$16,239
Class M	3,299
Class C(a)	5,947
$25,485
Advisor Freedom 2025
Class A	$25,492
Class M	7,519
Class C(a)	3,682
$36,693
Advisor Freedom 2030
Class A	$24,018
Class M	3,751
Class C(a)	5,936
$33,705
Advisor Freedom 2035
Class A	$18,068
Class M	3,143
Class C(a)	3,392
$24,603
Advisor Freedom 2040
Class A	$16,643
Class M	2,144
Class C(a)	5,722
$24,509
Advisor Freedom 2045
Class A	$13,783
Class M	3,646
Class C(a)	4,569
$21,998
Advisor Freedom 2050
Class A	$11,553
Class M	1,378
Class C(a)	2,802
$15,733
Advisor Freedom 2055
Class A	$5,207
Class M	1,673
Class C(a)	1,720
$8,600
Advisor Freedom 2060
Class A	$579
Class M	1,126
Class C(a)	335
$2,040

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor Series Equity Value Fund ("selected Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Advisor Series Growth & Income Fund which is an affiliated investment company managed by FMR. Net realized gain (loss) on the redemptions of the selected Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related net gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Funds
Advisor Freedom Income	$1,835,460	$ 263,976
Advisor Freedom 2005	2,600,106	473,487
Advisor Freedom 2010	8,110,167	1,996,669
Advisor Freedom 2015	23,603,334	4,562,791
Advisor Freedom 2020	57,172,267	5,489,085
Advisor Freedom 2025	73,263,952	6,487,561
Advisor Freedom 2030	87,711,735	7,386,714
Advisor Freedom 2035	79,733,333	5,964,782
Advisor Freedom 2040	74,045,368	5,798,888
Advisor Freedom 2045	44,156,583	3,196,466
Advisor Freedom 2050	34,515,108	2,535,731
Advisor Freedom 2055	15,452,315	540,986
Advisor Freedom 2060	1,885,573	23,858

5. Expense Reductions.

Prior to June 1, 2017, FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, were excluded from this reimbursement. Effective June 1, 2017, these voluntary reimbursements were discontinued.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Advisor Freedom Income
Class A	.25%	$56
Class M	.50%	26
Class C	1.00%	9
Class I	-%	55
Advisor Freedom 2005
Class A	.25%	$77
Class M	.50%	18
Class C	1.00%	4
Class I	-%	39
Advisor Freedom 2010
Class A	.25%	$173
Class M	.50%	54
Class C	1.00%	19
Class I	-%	88
Advisor Freedom 2015
Class A	.25%	$420
Class M	.50%	119
Class C	1.00%	41
Class I	-%	215
Advisor Freedom 2020
Class A	.25%	$852
Class M	.50%	260
Class C	1.00%	67
Class I	-%	499
Advisor Freedom 2025
Class A	.25%	$968
Class M	.50%	278
Class C	1.00%	65
Class I	-%	594
Advisor Freedom 2030
Class A	.25%	$912
Class M	.50%	289
Class C	1.00%	62
Class I	-%	593
Advisor Freedom 2035
Class A	.25%	$716
Class M	.50%	221
Class C	1.00%	41
Class I	-%	470
Advisor Freedom 2040
Class A	.25%	$621
Class M	.50%	213
Class C	1.00%	53
Class I	-%	439
Advisor Freedom 2045
Class A	.25%	$356
Class M	.50%	123
Class C	1.00%	18
Class I	-%	285
Advisor Freedom 2050
Class A	.25%	$255
Class M	.50%	96
Class C	1.00%	19
Class I	-%	240
Advisor Freedom 2055
Class A	.25%	$110
Class M	.50%	37
Class C	1.00%	6
Class I	-%	111
Advisor Freedom 2060
Class A	.25%	$12
Class M	.50%	4
Class C	1.00%	1
Class I	-%	12

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2017(a)	Year ended March 31, 2017
Advisor Freedom Income
From net investment income
Class A	$381,293	$1,396,856
Class M	125,928	493,459
Class B	–	527
Class C	9,161	113,110
Class I	472,822	1,403,708
Class Z6	1,038	–
Total	$990,242	$3,407,660
From net realized gain
Class A	$595,398	$1,266,025
Class M	269,209	548,704
Class B	–	4,869
Class C	100,171	195,946
Class I	590,715	1,092,131
Total	$1,555,493	$3,107,675
Advisor Freedom 2005
From net investment income
Class A	$245,737	$1,973,197
Class M	38,569	385,893
Class B	–	184
Class C	–	51,825
Class I	163,440	1,130,500
Total	$447,746	$3,541,599
From net realized gain
Class A	$1,326,977	$2,829,723
Class M	306,284	631,717
Class B	–	4,475
Class C	64,155	134,120
Class I	668,617	1,345,351
Total	$2,366,033	$4,945,386
Advisor Freedom 2010
From net investment income
Class A	$568,011	$4,477,860
Class M	126,073	1,130,843
Class B	–	85
Class C	9,459	252,508
Class I	377,328	2,427,938
Total	$1,080,871	$8,289,234
From net realized gain
Class A	$4,375,788	$9,091,246
Class M	1,380,168	2,666,131
Class B	–	18,204
Class C	491,873	905,318
Class I	2,180,115	4,087,540
Total	$8,427,944	$16,768,439
Advisor Freedom 2015
From net investment income
Class A	$1,273,003	$10,387,191
Class M	243,229	2,380,290
Class C	9,867	497,030
Class I	841,023	5,952,820
Total	$2,367,122	$19,217,331
From net realized gain
Class A	$11,660,616	$21,478,534
Class M	3,276,438	5,718,301
Class B	–	56,551
Class C	1,129,734	1,897,955
Class I	5,836,184	10,594,742
Total	$21,902,972	$39,746,083
Advisor Freedom 2020
From net investment income
Class A	$2,229,625	$19,983,983
Class M	441,116	4,842,366
Class C	–	767,338
Class I	1,780,403	12,773,120
Total	$4,451,144	$38,366,807
From net realized gain
Class A	$20,066,608	$40,296,263
Class M	6,087,334	11,312,600
Class B	–	157,930
Class C	1,578,175	2,955,952
Class I	11,516,970	21,844,567
Total	$39,249,087	$76,567,312
Advisor Freedom 2025
From net investment income
Class A	$2,146,289	$21,470,705
Class M	352,858	4,782,696
Class C	–	732,090
Class I	1,804,797	14,353,988
Total	$4,303,944	$41,339,479
From net realized gain
Class A	$21,349,940	$45,815,189
Class M	6,062,537	12,169,386
Class B	–	136,189
Class C	1,378,301	2,834,506
Class I	12,633,567	26,349,771
Total	$41,424,345	$87,305,041
Advisor Freedom 2030
From net investment income
Class A	$890,655	$18,430,435
Class M	31,582	4,678,224
Class C	–	683,038
Class I	1,121,920	13,350,800
Total	$2,044,157	$37,142,497
From net realized gain
Class A	$23,156,998	$47,411,197
Class M	7,390,002	14,575,332
Class B	–	181,885
Class C	1,521,577	3,005,327
Class I	14,584,937	29,678,995
Total	$46,653,514	$94,852,736
Advisor Freedom 2035
From net investment income
Class A	$–	$13,587,492
Class M	–	3,416,658
Class C	–	426,644
Class I	–	9,563,549
Total	$ -	$26,994,343
From net realized gain
Class A	$18,560,794	$38,475,348
Class M	5,466,691	10,912,610
Class B	–	135,368
Class C	1,022,076	1,993,967
Class I	12,160,499	24,465,797
Total	$37,210,060	$75,983,090
Advisor Freedom 2040
From net investment income
Class A	$–	$11,910,732
Class M	–	3,348,294
Class C	–	560,185
Class I	–	9,099,703
Total	$–	$24,918,914
From net realized gain
Class A	$15,889,579	$34,090,941
Class M	5,327,205	11,320,686
Class B	–	170,019
Class C	1,326,213	2,679,478
Class I	11,417,156	23,291,076
Total	$33,960,153	$71,552,200
Advisor Freedom 2045
From net investment income
Class A	$–	$6,743,556
Class M	–	1,906,757
Class C	–	189,014
Class I	–	5,692,571
Total	$–	$14,531,898
From net realized gain
Class A	$8,592,288	$18,452,182
Class M	2,875,818	5,768,381
Class B	–	39,187
Class C	419,922	829,711
Class I	6,905,761	13,952,584
Total	$18,793,789	$39,042,045
Advisor Freedom 2050
From net investment income
Class A	$–	$4,709,123
Class M	–	1,501,192
Class C	–	192,567
Class I	–	4,786,719
Total	$–	$11,189,601
From net realized gain
Class A	$5,843,566	$12,279,605
Class M	2,118,981	4,394,815
Class B	–	48,585
Class C	399,060	839,720
Class I	5,537,663	11,235,299
Total	$13,899,270	$28,798,024
Advisor Freedom 2055
From net investment income
Class A	$–	$1,870,569
Class M	–	561,240
Class C	–	55,815
Class I	14,088	2,079,458
Total	$14,088	$4,567,082
From net realized gain
Class A	$1,940,250	$4,075,271
Class M	629,701	1,364,510
Class C	91,423	180,787
Class I	2,000,472	3,950,916
Total	$4,661,846	$9,571,484
Advisor Freedom 2060
From net investment income
Class A	$–	$172,576
Class M	–	37,768
Class C	–	5,349
Class I	1,886	159,040
Total	$1,886	$374,733
From net realized gain
Class A	$191,194	$226,072
Class M	56,458	57,107
Class C	11,316	18,997
Class I	196,101	149,505
Total	$455,069	$451,681

 (a) Amounts for Class Z6 are for the period June 6, 2017 (commencement of sale of shares) to September 30, 2017.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2017 (a)	Year ended March 31, 2017	Six months ended September 30, 2017 (a)	Year ended March 31, 2017
Advisor Freedom Income
Class A
Shares sold	693,930	2,494,487	$7,689,073	$26,903,908
Reinvestment of distributions	88,243	246,230	969,134	2,629,753
Shares redeemed	(1,472,947)	(4,027,001)	(16,290,945)	(43,404,632)
Net increase (decrease)	(690,774)	(1,286,284)	$(7,632,738)	$(13,870,971)
Class M
Shares sold	570,584	1,069,596	$6,297,677	$11,534,711
Reinvestment of distributions	35,399	95,143	388,481	1,014,496
Shares redeemed	(722,554)	(1,678,273)	(7,982,668)	(18,101,104)
Net increase (decrease)	(116,571)	(513,534)	$(1,296,510)	$(5,551,897)
Class B
Shares sold	–	1,191	$–	$12,706
Reinvestment of distributions	–	508	–	5,371
Shares redeemed	–	(62,185)	–	(661,437)
Net increase (decrease)	–	(60,486)	$–	$(643,360)
Class C
Shares sold	132,464	198,081	$1,465,025	$2,132,123
Reinvestment of distributions	8,796	25,254	96,200	268,554
Shares redeemed	(204,140)	(287,063)	(2,254,683)	(3,096,537)
Net increase (decrease)	(62,880)	(63,728)	$(693,458)	$(695,860)
Class I
Shares sold	1,229,456	2,592,320	$13,648,772	$28,091,075
Reinvestment of distributions	95,899	231,637	1,057,385	2,482,393
Shares redeemed	(1,566,731)	(3,194,359)	(17,420,987)	(34,573,157)
Net increase (decrease)	(241,376)	(370,402)	$(2,714,830)	$(3,999,689)
Class Z6
Shares sold	59,457	–	$665,758	$–
Reinvestment of distributions	93	–	1,038	–
Shares redeemed	(4,387)	–	(49,306)	–
Net increase (decrease)	55,163	–	$617,490	$–
Advisor Freedom 2005
Class A
Shares sold	710,449	2,248,874	$8,537,894	$26,161,114
Reinvestment of distributions	130,025	414,812	1,540,794	4,716,740
Shares redeemed	(1,362,091)	(4,357,389)	(16,338,484)	(50,652,047)
Net increase (decrease)	(521,617)	(1,693,703)	$(6,259,796)	$(19,774,193)
Class M
Shares sold	316,857	674,483	$3,791,961	$7,841,512
Reinvestment of distributions	28,637	88,172	339,057	1,002,121
Shares redeemed	(389,748)	(1,039,759)	(4,667,680)	(12,094,590)
Net increase (decrease)	(44,254)	(277,104)	$(536,662)	$(3,250,957)
Class B
Shares sold	–	2	$–	$26
Reinvestment of distributions	–	408	–	4,639
Shares redeemed	–	(29,514)	–	(337,993)
Net increase (decrease)	–	(29,104)	$–	$(333,328)
Class C
Shares sold	18,891	50,507	$226,605	$586,955
Reinvestment of distributions	5,060	15,214	59,907	172,750
Shares redeemed	(34,430)	(132,932)	(412,072)	(1,546,152)
Net increase (decrease)	(10,479)	(67,211)	$(125,560)	$(786,447)
Class I
Shares sold	591,531	1,711,139	$7,148,628	$20,022,716
Reinvestment of distributions	69,492	215,242	829,041	2,463,732
Shares redeemed	(797,414)	(2,317,228)	(9,632,035)	(27,091,146)
Net increase (decrease)	(136,391)	(390,847)	$(1,654,366)	$(4,604,698)
Class Z6
Shares sold	8,728	–	$105,168	$–
Net increase (decrease)	8,728	–	$105,168	$–
Advisor Freedom 2010
Class A
Shares sold	1,693,014	4,202,210	$21,178,701	$50,632,735
Reinvestment of distributions	395,050	1,136,991	4,867,016	13,390,689
Shares redeemed	(3,327,882)	(11,642,884)	(41,611,858)	(140,759,640)
Net increase (decrease)	(1,239,818)	(6,303,683)	$(15,566,141)	$(76,736,216)
Class M
Shares sold	673,529	1,568,969	$8,413,146	$18,878,541
Reinvestment of distributions	122,196	321,077	1,500,569	3,768,669
Shares redeemed	(1,110,766)	(2,892,565)	(13,838,718)	(34,889,456)
Net increase (decrease)	(315,041)	(1,002,519)	$(3,925,003)	$(12,242,246)
Class B
Shares sold	–	493	$–	$5,909
Reinvestment of distributions	–	1,445	–	16,965
Shares redeemed	–	(97,295)	–	(1,146,600)
Net increase (decrease)	–	(95,357)	$–	$(1,123,726)
Class C
Shares sold	51,129	162,229	$631,864	$1,942,907
Reinvestment of distributions	38,663	92,679	472,070	1,082,047
Shares redeemed	(237,599)	(421,870)	(2,934,146)	(5,021,203)
Net increase (decrease)	(147,807)	(166,962)	$(1,830,212)	$(1,996,249)
Class I
Shares sold	1,753,998	2,987,760	$22,040,064	$36,241,094
Reinvestment of distributions	206,079	549,470	2,549,198	6,498,678
Shares redeemed	(2,098,343)	(5,005,652)	(26,337,687)	(60,609,754)
Net increase (decrease)	(138,266)	(1,468,422)	$(1,748,425)	$(17,869,982)
Class Z6
Shares sold	21,185	–	$267,412	$–
Shares redeemed	–	–	–	–
Net increase (decrease)	21,185	–	$267,412	$–
Advisor Freedom 2015
Class A
Shares sold	3,699,271	11,192,220	$46,659,253	$134,714,283
Reinvestment of distributions	1,030,485	2,687,681	12,788,314	31,512,077
Shares redeemed	(9,514,115)	(23,911,759)	(119,805,415)	(287,958,855)
Net increase (decrease)	(4,784,359)	(10,031,858)	$(60,357,848)	$(121,732,495)
Class M
Shares sold	1,633,629	3,553,783	$20,579,813	$42,739,339
Reinvestment of distributions	281,416	680,892	3,486,742	7,971,907
Shares redeemed	(2,548,721)	(5,938,688)	(32,121,706)	(71,417,477)
Net increase (decrease)	(633,676)	(1,704,013)	$(8,055,151)	$(20,706,231)
Class B
Shares sold	–	289	$–	$3,362
Reinvestment of distributions	–	4,552	–	52,894
Shares redeemed	–	(268,343)	–	(3,136,375)
Net increase (decrease)	–	(263,502)	$–	$(3,080,119)
Class C
Shares sold	245,296	429,086	$3,061,315	$5,148,246
Reinvestment of distributions	89,895	198,520	1,107,505	2,308,212
Shares redeemed	(527,835)	(1,065,959)	(6,606,626)	(12,720,124)
Net increase (decrease)	(192,644)	(438,353)	$(2,437,806)	$(5,263,666)
Class I
Shares sold	3,950,388	6,719,861	$50,176,514	$81,632,572
Reinvestment of distributions	531,308	1,388,672	6,646,667	16,411,339
Shares redeemed	(4,979,403)	(13,153,332)	(63,300,915)	(159,964,116)
Net increase (decrease)	(497,707)	(5,044,799)	$(6,477,734)	$(61,920,205)
Class Z6
Shares sold	58,108	–	$748,361	$–
Shares redeemed	(14)	–	(182)	–
Net increase (decrease)	58,094	–	$748,179	$–
Advisor Freedom 2020
Class A
Shares sold	7,698,385	22,259,083	$104,399,175	$284,697,924
Reinvestment of distributions	1,644,482	4,781,037	21,953,842	59,403,628
Shares redeemed	(16,256,050)	(43,489,286)	(220,508,536)	(556,732,167)
Net increase (decrease)	(6,913,183)	(16,449,166)	$(94,155,519)	$(212,630,615)
Class M
Shares sold	3,237,179	8,239,623	$43,864,120	$105,605,312
Reinvestment of distributions	482,153	1,282,077	6,436,743	15,926,563
Shares redeemed	(5,420,382)	(11,253,403)	(73,536,732)	(144,187,473)
Net increase (decrease)	(1,701,050)	(1,731,703)	$(23,235,869)	$(22,655,598)
Class B
Shares sold	–	754	$–	$9,263
Reinvestment of distributions	–	12,000	–	147,357
Shares redeemed	–	(650,519)	–	(8,037,147)
Net increase (decrease)	–	(637,765)	$–	$(7,880,527)
Class C
Shares sold	494,869	952,705	$6,642,473	$12,091,583
Reinvestment of distributions	114,973	288,834	1,524,547	3,559,407
Shares redeemed	(820,759)	(2,034,383)	(11,033,406)	(25,901,629)
Net increase (decrease)	(210,917)	(792,844)	$(2,866,386)	$(10,250,639)
Class I
Shares sold	9,191,177	17,509,622	$125,711,242	$225,983,350
Reinvestment of distributions	984,796	2,753,677	13,245,502	34,489,320
Shares redeemed	(10,249,497)	(25,762,580)	(140,153,699)	(332,675,770)
Net increase (decrease)	(73,524)	(5,499,281)	$(1,196,955)	$(72,203,100)
Class Z6
Shares sold	81,641	–	$1,130,006	$–
Shares redeemed	(4)	–	(57)	–
Net increase (decrease)	81,637	–	$1,129,949	$–
Advisor Freedom 2025
Class A
Shares sold	10,223,151	25,601,574	$137,596,138	$322,205,614
Reinvestment of distributions	1,748,647	5,447,622	23,152,083	66,353,250
Shares redeemed	(18,149,452)	(42,382,865)	(244,123,980)	(533,830,938)
Net increase (decrease)	(6,177,654)	(11,333,669)	$(83,375,759)	$(145,272,074)
Class M
Shares sold	4,074,525	9,663,460	$54,871,417	$121,810,664
Reinvestment of distributions	475,833	1,365,367	6,314,307	16,658,442
Shares redeemed	(5,013,104)	(11,675,916)	(67,769,724)	(147,231,177)
Net increase (decrease)	(462,746)	(647,089)	$(6,584,000)	$(8,762,071)
Class B
Shares sold	–	575	$–	$6,910
Reinvestment of distributions	–	10,996	–	131,516
Shares redeemed	–	(506,132)	–	(6,082,906)
Net increase (decrease)	–	(494,561)	$–	$(5,944,480)
Class C
Shares sold	597,642	1,173,292	$7,924,276	$14,579,050
Reinvestment of distributions	102,674	285,842	1,341,944	3,429,289
Shares redeemed	(839,549)	(1,482,837)	(11,167,401)	(18,448,804)
Net increase (decrease)	(139,233)	(23,703)	$(1,901,181)	$(440,465)
Class I
Shares sold	12,456,410	21,283,507	$169,072,041	$270,333,001
Reinvestment of distributions	1,080,131	3,304,105	14,419,751	40,606,737
Shares redeemed	(11,101,484)	(28,567,674)	(150,688,513)	(363,666,811)
Net increase (decrease)	2,435,057	(3,980,062)	$32,803,279	$(52,727,073)
Class Z6
Shares sold	149,584	–	$2,064,946	$–
Shares redeemed	(1)	–	(21)	–
Net increase (decrease)	149,583	–	$2,064,925	$–
Advisor Freedom 2030
Class A
Shares sold	9,345,678	24,154,997	$135,385,903	$322,352,172
Reinvestment of distributions	1,655,811	5,047,646	23,578,744	64,726,553
Shares redeemed	(16,320,651)	(37,622,901)	(236,419,968)	(502,399,777)
Net increase (decrease)	(5,319,162)	(8,420,258)	$(77,455,321)	$(115,321,052)
Class M
Shares sold	3,751,361	9,067,980	$54,095,505	$120,441,600
Reinvestment of distributions	516,426	1,490,663	7,322,915	19,010,341
Shares redeemed	(5,412,207)	(11,814,020)	(78,219,567)	(157,007,286)
Net increase (decrease)	(1,144,420)	(1,255,377)	$(16,801,147)	$(17,555,345)
Class B
Shares sold	–	806	$–	$10,114
Reinvestment of distributions	–	13,509	–	169,402
Shares redeemed	–	(539,084)	–	(6,796,686)
Net increase (decrease)	–	(524,769)	$–	$(6,617,170)
Class C
Shares sold	468,877	1,101,268	$6,690,797	$14,505,929
Reinvestment of distributions	105,240	279,157	1,476,519	3,516,570
Shares redeemed	(769,623)	(1,426,059)	(10,979,510)	(18,791,556)
Net increase (decrease)	(195,506)	(45,634)	$(2,812,194)	$(769,057)
Class I
Shares sold	12,332,960	18,963,300	$179,528,799	$254,803,137
Reinvestment of distributions	1,095,092	3,331,692	15,681,718	42,991,010
Shares redeemed	(11,717,058)	(26,887,285)	(171,165,196)	(361,278,339)
Net increase (decrease)	1,710,994	(4,592,293)	$24,045,321	$(63,484,192)
Class Z6
Shares sold	183,200	–	$2,710,153	$–
Shares redeemed	(7,867)	–	(116,302)	–
Net increase (decrease)	175,333	–	$2,593,851	$–
Advisor Freedom 2035
Class A
Shares sold	7,992,002	20,964,331	$112,006,192	$266,773,952
Reinvestment of distributions	1,322,102	4,215,522	18,192,117	51,222,283
Shares redeemed	(14,163,041)	(31,584,221)	(198,682,623)	(403,185,266)
Net increase (decrease)	(4,848,937)	(6,404,368)	$(68,484,314)	$(85,189,031)
Class M
Shares sold	3,378,859	8,015,582	$47,043,316	$101,168,617
Reinvestment of distributions	393,884	1,171,573	5,376,517	14,118,577
Shares redeemed	(4,317,595)	(8,653,016)	(60,273,267)	(109,243,486)
Net increase (decrease)	(544,852)	534,139	$(7,853,434)	$6,043,708
Class B
Shares sold	–	387	$–	$4,628
Reinvestment of distributions	–	11,097	–	130,498
Shares redeemed	–	(378,032)	–	(4,470,318)
Net increase (decrease)	–	(366,548)	$–	$(4,335,192)
Class C
Shares sold	363,338	820,719	$4,968,545	$10,303,416
Reinvestment of distributions	74,708	199,168	1,004,845	2,358,471
Shares redeemed	(478,252)	(910,537)	(6,554,528)	(11,305,483)
Net increase (decrease)	(40,206)	109,350	$(581,138)	$1,356,404
Class I
Shares sold	10,961,543	16,521,392	$154,670,734	$212,505,868
Reinvestment of distributions	877,267	2,773,266	12,150,148	33,964,901
Shares redeemed	(9,206,928)	(24,049,130)	(130,128,444)	(309,011,122)
Net increase (decrease)	2,631,882	(4,754,472)	$36,692,438	$(62,540,353)
Class Z6
Shares sold	88,843	–	$1,276,618	$–
Shares redeemed	(1,444)	–	(21,046)	–
Net increase (decrease)	87,399	–	$1,255,572	$–
Advisor Freedom 2040
Class A
Shares sold	6,464,806	17,466,598	$97,018,052	$237,762,232
Reinvestment of distributions	1,059,069	3,476,525	15,589,489	45,294,736
Shares redeemed	(11,582,904)	(26,454,006)	(173,897,525)	(361,822,566)
Net increase (decrease)	(4,059,029)	(5,510,883)	$(61,289,984)	$(78,765,598)
Class M
Shares sold	2,837,595	7,472,615	$42,422,281	$101,507,043
Reinvestment of distributions	360,060	1,120,388	5,282,073	14,523,730
Shares redeemed	(3,723,018)	(9,684,613)	(55,695,056)	(131,502,202)
Net increase (decrease)	(525,363)	(1,091,610)	$(7,990,702)	$(15,471,429)
Class B
Shares sold	–	811	$–	$10,383
Reinvestment of distributions	–	12,839	–	162,282
Shares redeemed	–	(438,998)	–	(5,572,683)
Net increase (decrease)	–	(425,348)	$–	$(5,400,018)
Class C
Shares sold	336,142	800,047	$4,926,421	$10,704,582
Reinvestment of distributions	90,429	248,578	1,303,985	3,160,945
Shares redeemed	(430,174)	(1,091,446)	(6,329,691)	(14,671,044)
Net increase (decrease)	(3,603)	(42,821)	$(99,285)	$(805,517)
Class I
Shares sold	9,518,985	15,829,040	$143,627,068	$218,014,568
Reinvestment of distributions	770,415	2,469,110	11,409,848	32,375,295
Shares redeemed	(9,206,748)	(21,207,635)	(139,180,781)	(291,344,802)
Net increase (decrease)	1,082,652	(2,909,485)	$15,856,135	$(40,954,939)
Class Z6
Shares sold	58,249	–	$893,250	$–
Shares redeemed	(11)	–	(169)	–
Net increase (decrease)	58,238	–	$893,081	$–
Advisor Freedom 2045
Class A
Shares sold	6,873,772	17,252,582	$79,855,165	$181,853,072
Reinvestment of distributions	735,929	2,462,232	8,389,594	24,750,233
Shares redeemed	(9,408,765)	(22,305,034)	(109,315,181)	(235,715,209)
Net increase (decrease)	(1,799,064)	(2,590,220)	$(21,070,422)	$(29,111,904)
Class M
Shares sold	2,844,000	6,628,910	$32,793,225	$69,214,923
Reinvestment of distributions	252,396	764,715	2,857,125	7,631,868
Shares redeemed	(2,908,844)	(6,339,013)	(33,628,561)	(66,446,041)
Net increase (decrease)	187,552	1,054,612	$2,021,789	$10,400,750
Class B
Shares sold	–	–	$–	$–
Reinvestment of distributions	–	4,003	–	39,186
Shares redeemed	–	(129,611)	–	(1,280,562)
Net increase (decrease)	–	(125,608)	$–	$(1,241,376)
Class C
Shares sold	295,463	583,548	$3,368,727	$6,073,526
Reinvestment of distributions	37,358	102,586	418,413	1,011,119
Shares redeemed	(300,915)	(525,797)	(3,424,602)	(5,471,361)
Net increase (decrease)	31,906	160,337	$362,538	$1,613,284
Class I
Shares sold	9,155,236	15,244,964	$106,980,974	$162,005,611
Reinvestment of distributions	602,398	1,939,715	6,903,478	19,643,941
Shares redeemed	(7,425,975)	(18,032,871)	(86,928,475)	(191,509,176)
Net increase (decrease)	2,331,659	(848,192)	$26,955,977	$(9,859,624)
Class Z6
Shares sold	55,570	–	$660,918	$–
Shares redeemed	(2)	–	(21)	–
Net increase (decrease)	55,568	–	$660,897	$–
Advisor Freedom 2050
Class A
Shares sold	5,829,735	13,799,385	$67,379,254	$144,640,305
Reinvestment of distributions	501,280	1,662,896	5,689,532	16,634,412
Shares redeemed	(7,079,295)	(15,826,474)	(81,839,322)	(166,323,863)
Net increase (decrease)	(748,280)	(364,193)	$(8,770,536)	$(5,049,146)
Class M
Shares sold	2,410,814	5,371,614	$27,757,252	$55,898,271
Reinvestment of distributions	185,932	588,794	2,099,171	5,856,350
Shares redeemed	(2,491,742)	(5,359,307)	(28,733,259)	(55,940,464)
Net increase (decrease)	105,004	601,101	$1,123,164	$5,814,157
Class B
Shares sold	–	29	$–	$284
Reinvestment of distributions	–	4,919	–	47,861
Shares redeemed	–	(174,970)	–	(1,712,712)
Net increase (decrease)	–	(170,022)	$–	$(1,664,567)
Class C
Shares sold	280,560	567,474	$3,197,831	$5,874,580
Reinvestment of distributions	35,614	103,905	398,525	1,020,402
Shares redeemed	(231,317)	(548,371)	(2,631,081)	(5,674,279)
Net increase (decrease)	84,857	123,008	$965,275	$1,220,703
Class I
Shares sold	7,805,936	14,138,033	$90,784,115	$149,514,359
Reinvestment of distributions	485,066	1,591,607	5,534,602	16,017,973
Shares redeemed	(6,396,137)	(15,379,922)	(74,568,753)	(162,081,239)
Net increase (decrease)	1,894,865	349,718	$21,749,964	$3,451,093
Class Z6
Shares sold	95,235	–	$1,128,859	$–
Shares redeemed	(4,630)	–	(55,554)	–
Net increase (decrease)	90,605	–	$1,073,305	$–
Advisor Freedom 2055
Class A
Shares sold	3,584,007	7,916,560	$45,237,715	$90,375,985
Reinvestment of distributions	148,594	523,156	1,841,074	5,707,929
Shares redeemed	(2,587,102)	(6,295,906)	(32,703,456)	(72,106,749)
Net increase (decrease)	1,145,499	2,143,810	$14,375,333	$23,977,165
Class M
Shares sold	1,281,837	2,732,217	$16,104,448	$31,007,914
Reinvestment of distributions	50,863	177,026	627,648	1,922,189
Shares redeemed	(997,121)	(1,948,491)	(12,555,754)	(22,224,779)
Net increase (decrease)	335,579	960,752	$4,176,342	$10,705,324
Class C
Shares sold	126,894	316,652	$1,586,213	$3,576,645
Reinvestment of distributions	7,427	21,848	91,423	236,075
Shares redeemed	(71,235)	(151,022)	(891,497)	(1,727,417)
Net increase (decrease)	63,086	187,478	$786,139	$2,085,303
Class I
Shares sold	4,314,796	8,513,386	$54,705,290	$97,753,864
Reinvestment of distributions	161,934	550,025	2,014,456	6,030,191
Shares redeemed	(2,607,573)	(6,340,869)	(33,157,439)	(72,851,876)
Net increase (decrease)	1,869,157	2,722,542	$23,562,307	$30,932,179
Class Z6
Shares sold	76,821	–	$992,824	$–
Shares redeemed	(261)	–	(3,419)	–
Net increase (decrease)	76,560	–	$989,405	$–
Advisor Freedom 2060
Class A
Shares sold	1,145,344	1,725,527	$12,770,567	$17,397,251
Reinvestment of distributions	17,221	40,951	188,740	397,839
Shares redeemed	(345,804)	(990,604)	(3,855,852)	(9,965,288)
Net increase (decrease)	816,761	775,874	$9,103,455	$7,829,802
Class M
Shares sold	400,116	493,796	$4,466,292	$5,040,285
Reinvestment of distributions	5,151	9,778	56,458	94,875
Shares redeemed	(110,205)	(303,525)	(1,238,012)	(3,017,633)
Net increase (decrease)	295,062	200,049	$3,284,738	$2,117,527
Class C
Shares sold	54,667	85,955	$611,222	$874,633
Reinvestment of distributions	1,029	2,528	11,316	24,346
Shares redeemed	(25,046)	(110,184)	(282,238)	(1,080,968)
Net increase (decrease)	30,650	(21,701)	$340,300	$(181,989)
Class I
Shares sold	1,154,373	1,641,454	$12,928,141	$16,721,474
Reinvestment of distributions	18,015	31,488	197,987	308,545
Shares redeemed	(366,727)	(596,496)	(4,129,006)	(6,056,581)
Net increase (decrease)	805,661	1,076,446	$8,997,122	$10,973,438
Class Z6
Shares sold	28,751	–	$326,639	$–
Shares redeemed	–(b)	–	(2)	–
Net increase (decrease)	28,751	–	$326,637	$–

 (a) Amounts for Class Z6 are for the period June 6, 2017 (commencement of sale of shares) to September 30, 2017

 (b) Amounts represents less than one share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom 2015 Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor Series Equity Growth Fund	–%	11%	15%	17%	16%	15%
Fidelity Advisor Series Equity Value Fund	–%	11%	15%	17%	16%	15%
Fidelity Advisor Series Growth & Income Fund	–%	11%	15%	17%	16%	15%
Fidelity Advisor Series Growth Opportunities Fund	–%	11%	15%	17%	16%	15%
Fidelity Advisor Series Opportunistic Insights Fund	–%	11%	15%	17%	16%	15%
Fidelity Advisor Series Short-Term Credit Fund	16%	26%	23%	–%	–%	–%
Fidelity Advisor Series Small Cap Fund	–%	11%	15%	17%	16%	15%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	–%	11%	15%	17%	16%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	100%
Fidelity Advisor Series Equity Value Fund	100%
Fidelity Advisor Series Growth & Income Fund	100%
Fidelity Advisor Series Growth Opportunities Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Short-Term Credit Fund	100%
Fidelity Advisor Series Small Cap Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017) for Class A, Class M, Class C, and Class I and for the period (June 6, 2017 to September 30, 2017) for Class Z6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value September 30, 2017	Expenses Paid During Period
Advisor Freedom Income
Class A	.56%
Actual		$1,000.00	$1,035.60	$2.86-B,C
Hypothetical-D		$1,000.00	$1,022.26	$2.84-C,E
Class M	.81%
Actual		$1,000.00	$1,034.40	$4.13-B,C
Hypothetical-D		$1,000.00	$1,021.01	$4.10-C,E
Class C	1.31%
Actual		$1,000.00	$1,031.70	$6.67-B,C
Hypothetical-D		$1,000.00	$1,018.50	$6.63-C,E
Class I	.31%
Actual		$1,000.00	$1,036.70	$1.58-B,C
Hypothetical-D		$1,000.00	$1,023.51	$1.57-C,E
Class Z6	.37%
Actual		$1,000.00	$1,016.90	$1.20-B
Hypothetical-D		$1,000.00	$1,023.21	$1.88-E
Advisor Freedom 2005
Class A	.58%
Actual		$1,000.00	$1,044.30	$2.97-B,C
Hypothetical-D		$1,000.00	$1,022.16	$2.94-C,E
Class M	.83%
Actual		$1,000.00	$1,042.80	$4.25-B,C
Hypothetical-D		$1,000.00	$1,020.91	$4.20-C,E
Class C	1.33%
Actual		$1,000.00	$1,041.40	$6.81-B,C
Hypothetical-D		$1,000.00	$1,018.40	$6.73-C,E
Class I	.33%
Actual		$1,000.00	$1,045.60	$1.69-B,C
Hypothetical-D		$1,000.00	$1,023.41	$1.67-C,E
Class Z6	.38%
Actual		$1,000.00	$1,020.80	$1.23-B
Hypothetical-D		$1,000.00	$1,023.16	$1.93-E
Advisor Freedom 2010
Class A	.60%
Actual		$1,000.00	$1,052.10	$3.09-B,C
Hypothetical-D		$1,000.00	$1,022.06	$3.04-C,E
Class M	.85%
Actual		$1,000.00	$1,050.80	$4.37-B,C
Hypothetical-D		$1,000.00	$1,020.81	$4.31-C,E
Class C	1.35%
Actual		$1,000.00	$1,048.20	$6.93-B,C
Hypothetical-D		$1,000.00	$1,018.30	$6.83-C,E
Class I	.35%
Actual		$1,000.00	$1,053.40	$1.80-B,C
Hypothetical-D		$1,000.00	$1,023.31	$1.78-C,E
Class Z6	.40%
Actual		$1,000.00	$1,024.80	$1.30-B
Hypothetical-D		$1,000.00	$1,023.06	$2.03-E
Advisor Freedom 2015
Class A	.63%
Actual		$1,000.00	$1,059.10	$3.25-B,C
Hypothetical-D		$1,000.00	$1,021.91	$3.19-C,E
Class M	.88%
Actual		$1,000.00	$1,057.70	$4.54-B,C
Hypothetical-D		$1,000.00	$1,020.66	$4.46-C,E
Class C	1.38%
Actual		$1,000.00	$1,056.00	$7.11-B,C
Hypothetical-D		$1,000.00	$1,018.15	$6.98-C,E
Class I	.38%
Actual		$1,000.00	$1,060.90	$1.96-B,C
Hypothetical-D		$1,000.00	$1,023.16	$1.93-C,E
Class Z6	.42%
Actual		$1,000.00	$1,028.40	$1.37-B
Hypothetical-D		$1,000.00	$1,022.96	$2.13-E
Advisor Freedom 2020
Class A	.66%
Actual		$1,000.00	$1,063.80	$3.41-B,C
Hypothetical-D		$1,000.00	$1,021.76	$3.35-C,E
Class M	.91%
Actual		$1,000.00	$1,063.30	$4.71-B,C
Hypothetical-D		$1,000.00	$1,020.51	$4.61-C,E
Class C	1.41%
Actual		$1,000.00	$1,060.90	$7.28-B,C
Hypothetical-D		$1,000.00	$1,018.00	$7.13-C,E
Class I	.41%
Actual		$1,000.00	$1,065.60	$2.12-B,C
Hypothetical-D		$1,000.00	$1,023.01	$2.08-C,E
Class Z6	.44%
Actual		$1,000.00	$1,031.60	$1.43-B
Hypothetical-D		$1,000.00	$1,022.86	$2.23-E
Advisor Freedom 2025
Class A	.69%
Actual		$1,000.00	$1,068.20	$3.58-B,C
Hypothetical-D		$1,000.00	$1,021.61	$3.50-C,E
Class M	.94%
Actual		$1,000.00	$1,067.40	$4.87-B,C
Hypothetical-D		$1,000.00	$1,020.36	$4.76-C,E
Class C	1.44%
Actual		$1,000.00	$1,064.80	$7.45-B,C
Hypothetical-D		$1,000.00	$1,017.85	$7.28-C,E
Class I	.44%
Actual		$1,000.00	$1,069.80	$2.28-B,C
Hypothetical-D		$1,000.00	$1,022.86	$2.23-C,E
Class Z6	.45%
Actual		$1,000.00	$1,034.00	$1.47-B
Hypothetical-D		$1,000.00	$1,022.81	$2.28-E
Advisor Freedom 2030
Class A	.72%
Actual		$1,000.00	$1,079.70	$3.75-B,C
Hypothetical-D		$1,000.00	$1,021.46	$3.65-C,E
Class M	.97%
Actual		$1,000.00	$1,078.80	$5.05-B,C
Hypothetical-D		$1,000.00	$1,020.21	$4.91-C,E
Class C	1.47%
Actual		$1,000.00	$1,075.20	$7.65-B,C
Hypothetical-D		$1,000.00	$1,017.70	$7.44-C,E
Class I	.47%
Actual		$1,000.00	$1,080.60	$2.45-B,C
Hypothetical-D		$1,000.00	$1,022.71	$2.38-C,E
Class Z6	.47%
Actual		$1,000.00	$1,039.20	$1.54-B
Hypothetical-D		$1,000.00	$1,022.71	$2.38-E
Advisor Freedom 2035
Class A	.75%
Actual		$1,000.00	$1,087.60	$3.92-B,C
Hypothetical-D		$1,000.00	$1,021.31	$3.80-C,E
Class M	1.00%
Actual		$1,000.00	$1,085.30	$5.23-B,C
Hypothetical-D		$1,000.00	$1,020.05	$5.06-C,E
Class C	1.50%
Actual		$1,000.00	$1,082.70	$7.83-B,C
Hypothetical-D		$1,000.00	$1,017.55	$7.59-C,E
Class I	.50%
Actual		$1,000.00	$1,088.40	$2.62-B,C
Hypothetical-D		$1,000.00	$1,022.56	$2.54-C,E
Class Z6	.49%
Actual		$1,000.00	$1,043.40	$1.60-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Advisor Freedom 2040
Class A	.75%
Actual		$1,000.00	$1,087.70	$3.93-B,C
Hypothetical-D		$1,000.00	$1,021.31	$3.80-C,E
Class M	1.00%
Actual		$1,000.00	$1,086.20	$5.23-B,C
Hypothetical-D		$1,000.00	$1,020.05	$5.06-C,E
Class C	1.50%
Actual		$1,000.00	$1,083.40	$7.83-B,C
Hypothetical-D		$1,000.00	$1,017.55	$7.59-C,E
Class I	.50%
Actual		$1,000.00	$1,089.30	$2.62-B,C
Hypothetical-D		$1,000.00	$1,022.56	$2.54-C,E
Class Z6	.49%
Actual		$1,000.00	$1,043.90	$1.61-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Advisor Freedom 2045
Class A	.75%
Actual		$1,000.00	$1,088.40	$3.93-B,C
Hypothetical-D		$1,000.00	$1,021.31	$3.80-C,E
Class M	1.00%
Actual		$1,000.00	$1,085.80	$5.23-B,C
Hypothetical-D		$1,000.00	$1,020.05	$5.06-C,E
Class C	1.50%
Actual		$1,000.00	$1,083.90	$7.84-B,C
Hypothetical-D		$1,000.00	$1,017.55	$7.59-C,E
Class I	.50%
Actual		$1,000.00	$1,089.40	$2.62-B,C
Hypothetical-D		$1,000.00	$1,022.56	$2.54-C,E
Class Z6	.49%
Actual		$1,000.00	$1,043.80	$1.61-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Advisor Freedom 2050
Class A	.75%
Actual		$1,000.00	$1,087.90	$3.93-B,C
Hypothetical-D		$1,000.00	$1,021.31	$3.80-C,E
Class M	1.00%
Actual		$1,000.00	$1,086.80	$5.23-B,C
Hypothetical-D		$1,000.00	$1,020.05	$5.06-C,E
Class C	1.50%
Actual		$1,000.00	$1,083.60	$7.83-B,C
Hypothetical-D		$1,000.00	$1,017.55	$7.59-C,E
Class I	.50%
Actual		$1,000.00	$1,088.90	$2.62-B,C
Hypothetical-D		$1,000.00	$1,022.56	$2.54-C,E
Class Z6	.49%
Actual		$1,000.00	$1,044.00	$1.61-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Advisor Freedom 2055
Class A	.76%
Actual		$1,000.00	$1,088.10	$3.98-B,C
Hypothetical-D		$1,000.00	$1,021.26	$3.85-C,E
Class M	1.01%
Actual		$1,000.00	$1,086.90	$5.28-B,C
Hypothetical-D		$1,000.00	$1,020.00	$5.11-C,E
Class C	1.51%
Actual		$1,000.00	$1,083.80	$7.89-B,C
Hypothetical-D		$1,000.00	$1,017.50	$7.64-C,E
Class I	.51%
Actual		$1,000.00	$1,089.20	$2.67-B,C
Hypothetical-D		$1,000.00	$1,022.51	$2.59-C,E
Class Z6	.49%
Actual		$1,000.00	$1,044.30	$1.61-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Advisor Freedom 2060
Class A	.78%
Actual		$1,000.00	$1,087.80	$4.08-B,C
Hypothetical-D		$1,000.00	$1,021.16	$3.95-C,E
Class M	1.03%
Actual		$1,000.00	$1,086.30	$5.39-B,C
Hypothetical-D		$1,000.00	$1,019.85	$5.22-C,E
Class C	1.53%
Actual		$1,000.00	$1,084.10	$7.99-B,C
Hypothetical-D		$1,000.00	$1,017.40	$7.74-C,E
Class I	.53%
Actual		$1,000.00	$1,089.00	$2.78-B,C
Hypothetical-D		$1,000.00	$1,022.41	$2.69-C,E
Class Z6	.49%
Actual		$1,000.00	$1,043.90	$1.61-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period. Multiplied by 183/365 (to reflect the on-half year period) for Class A, Class M, Class C and Class I and multiplied by 117/365 (to reflect the period June 6, 2017 to September 30, 2017) for Class Z6. The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio

 C If fees and changes to the class level expense contract and/ or expense cap, effective June 1, 2017, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

 D 5% return per year before expenses

 E Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio

	Annualized Expense Ratio-(a)	Expenses Paid
Advisor Freedom Income
Class A	.72%
Actual		$3.67
Hypothetical-(b)		$3.65
Class M	.97%
Actual		$4.94
Hypothetical-(b)		$4.91
Class C	1.47%
Actual		$7.48
Hypothetical-(b)		$7.44
Class I	.47%
Actual		$2.40
Hypothetical-(b)		$2.38
Advisor Freedom 2005
Class A	.74%
Actual		$3.79
Hypothetical-(b)		$3.75
Class M	.99%
Actual		$5.07
Hypothetical-(b)		$5.01
Class C	1.49%
Actual		$7.62
Hypothetical-(b)		$7.54
Class I	.49%
Actual		$2.51
Hypothetical-(b)		$2.48
Advisor Freedom 2010
Class A	.78%
Actual		$4.01
Hypothetical-(b)		$3.95
Class M	1.03%
Actual		$5.29
Hypothetical-(b)		$5.22
Class C	1.53%
Actual		$7.85
Hypothetical-(b)		$7.74
Class I	.53%
Actual		$2.73
Hypothetical-(b)		$2.69
Advisor Freedom 2015
Class A	.83%
Actual		$4.28
Hypothetical-(b)		$4.20
Class M	1.08%
Actual		$5.57
Hypothetical-(b)		$5.47
Class C	1.58%
Actual		$8.14
Hypothetical-(b)		$7.99
Class I	.58%
Actual		$3.00
Hypothetical-(b)		$2.94
Advisor Freedom 2020
Class A	.87%
Actual		$4.50
Hypothetical-(b)		$4.41
Class M	1.12%
Actual		$5.79
Hypothetical-(b)		$5.67
Class C	1.62%
Actual		$8.37
Hypothetical-(b)		$8.19
Class I	.62%
Actual		$3.21
Hypothetical-(b)		$3.14
Advisor Freedom 2025
Class A	.91%
Actual		$4.72
Hypothetical-(b)		$4.61
Class M	1.16%
Actual		$6.01
Hypothetical-(b)		$5.87
Class C	1.66%
Actual		$8.59
Hypothetical-(b)		$8.39
Class I	.66%
Actual		$3.42
Hypothetical-(b)		$3.35
Advisor Freedom 2030
Class A	.95%
Actual		$4.95
Hypothetical-(b)		$4.81
Class M	1.20%
Actual		$6.25
Hypothetical-(b)		$6.07
Class C	1.70%
Actual		$8.84
Hypothetical-(b)		$8.59
Class I	.70%
Actual		$3.65
Hypothetical-(b)		$3.55
Advisor Freedom 2035
Class A	1.00%
Actual		$5.23
Hypothetical-(b)		$5.06
Class M	1.25%
Actual		$6.53
Hypothetical-(b)		$6.33
Class C	1.75%
Actual		$9.13
Hypothetical-(b)		$8.85
Class I	.75%
Actual		$3.92
Hypothetical-(b)		$3.80
Advisor Freedom 2040
Class A	1.00%
Actual		$5.23
Hypothetical-(b)		$5.06
Class M	1.25%
Actual		$6.53
Hypothetical-(b)		$6.33
Class C	1.75%
Actual		$9.13
Hypothetical-(b)		$8.85
Class I	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Advisor Freedom 2045
Class A	1.00%
Actual		$5.23
Hypothetical-(b)		$5.06
Class M	1.25%
Actual		$6.53
Hypothetical-(b)		$6.33
Class C	1.75%
Actual		$9.14
Hypothetical-(b)		$8.85
Class I	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Advisor Freedom 2050
Class A	1.00%
Actual		$5.23
Hypothetical-(b)		$5.06
Class M	1.25%
Actual		$6.54
Hypothetical-(b)		$6.33
Class C	1.75%
Actual		$9.14
Hypothetical-(b)		$8.85
Class I	.75%
Actual		$3.92
Hypothetical-(b)		$3.80
Advisor Freedom 2055
Class A	1.00%
Actual		$5.23
Hypothetical-(b)		$5.06
Class M	1.25%
Actual		$6.54
Hypothetical-(b)		$6.33
Class C	1.75%
Actual		$9.14
Hypothetical-(b)		$8.85
Class I	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Advisor Freedom 2060
Class A	1.00%
Actual		$5.23
Hypothetical-(b)		$5.06
Class M	1.25%
Actual		$6.53
Hypothetical-(b)		$6.33
Class C	1.75%
Actual		$9.14
Hypothetical-(b)		$8.85
Class I	.75%
Actual		$3.93
Hypothetical-(b)		$3.80

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts and administration agreements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract and administration agreement, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts and administration agreements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that the Advisory Contract currently in place for each Freedom fund had become effective on June 1, 2017 after receiving shareholder approval and had implemented a new fee structure whereby each Freedom fund pays an all-inclusive management fee that varies by class and the underlying Fidelity funds in which the Freedom fund invests no longer pay expenses, with certain limited exceptions.

In considering whether to renew the Advisory Contract and administration agreement for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses, if any) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one-year period for Advisor Freedom 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board noted that each fund's current Advisory Contract, which imposes a class-level management fee that covers most expenses of the top-level fund and underlying funds, rather than just management services, went into effect on June 1, 2017, after receiving shareholder approval. The Board noted that the new pricing structure will reduce the overall expenses that shareholders pay and provide for less fluctuation in fund expenses. As a result, the Board did not consider competitive management fee comparisons for prior years, when the fund did not pay a top-level management fee.

The Board instead compared each fund's current class-level management fee rate (calculated using Schedule A of the Advisory Contract with 2017 as a base year to derive the "Years to Retirement") relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2016. The Board noted that each fund's current class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2016. The Board noted that the majority of peer funds do not have top-level management fees, similar to the funds' fee structure prior to June 1, 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's current class-level management fee rate under the current Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the current total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2016. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board noted that the current total expense ratio of Class A of Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, and Fidelity Advisor Freedom Income Fund (including expenses of the underlying funds in which each fund invests) ranks below the median total expenses for competitor funds based on the competitive data for 2016 and the current total expense ratio of Class A of each other fund (including expenses of the underlying funds in which each fund invests) ranks equal to the median.

The Board noted that the current total expense ratio of Class M (formerly Class T) of each fund (including expenses of the underlying funds in which each fund invests) ranks above the median total expenses for competitor funds based on the competitive data for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the current total expense ratio of Class M is above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that, when compared with institutional load funds with a 0.50% 12b-1 fee, the total expense ratio of Class M of certain funds is below median and the total expense ratio of Class M of the remaining funds is above median due to small class size.

The Board noted that the current total expense ratio of Class C of Fidelity Advisor Freedom Income Fund (including expenses of the underlying funds in which each fund invests) ranks below the median total expenses for competitor funds based on the competitive data for 2016 and the current total expense ratio of Class C of each other fund (including expenses of the underlying funds in which each fund invests) ranks above the median. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the current total expense ratio of Class C is above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C of certain funds is below median and the total expense ratio of Class C of the remaining funds is above the median due to small class size.

The Board noted that the current total expense ratio of Class I of Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, and Fidelity Advisor Freedom Income Fund (including expenses of the underlying funds in which each fund invests) ranks below the median total expenses for competitor funds based on the competitive data for 2016 and the current total expense ratio of Class I of each other fund (including expenses of the underlying funds in which each fund invests) ranks above the median. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, for each fund for which the current total expense ratio of Class I is above the competitive median, the class is above the competitive median because a number of competitor target date funds that Lipper previously categorized as passive were moved to the active target date mapped group in 2016, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest in passive products, the current total expense ratio of Class I of each such fund (had it been in effect for 2016) ranks equal to the competitive median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

Because the funds only recently began paying management fees, the Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund prior to the change in fee arrangements were not a material factor in its approval of the continuance of each fund's current Advisory Contract. In connection with its future renewal of each fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

AFFZ6-SANN-1117
1.9885871.100

Fidelity Flex℠ Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Semi-Annual Report September 30, 2017

Contents

Fidelity Flex℠ Freedom Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Flex℠ Freedom 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Flex℠ Freedom 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Flex℠ Freedom 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Flex℠ Freedom 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Flex℠ Freedom 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Flex℠ Freedom 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Flex℠ Freedom 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Flex℠ Freedom 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Flex℠ Freedom 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Flex℠ Freedom 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Flex℠ Freedom 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Flex℠ Freedom 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Flex℠ Freedom Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.3
Fidelity Series Government Money Market Fund 1.09%	20.9
Fidelity Series Short-Term Credit Fund	6.8
Fidelity Series Emerging Markets Fund	3.9
Fidelity Series Inflation-Protected Bond Index Fund	3.7
Fidelity Series International Value Fund	2.8
Fidelity Series International Growth Fund	2.8
Fidelity Series Intrinsic Opportunities Fund	2.3
Fidelity Series Growth & Income Fund	2.1
Fidelity Series Commodity Strategy Fund	2.0
84.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.0%
International Equity Funds	10.5%
Bond Funds	45.8%
Short-Term Funds	27.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom Income Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	29	$486
Fidelity Series 1000 Value Index Fund (a)	47	590
Fidelity Series All-Sector Equity Fund (a)	68	913
Fidelity Series Blue Chip Growth Fund (a)	71	935
Fidelity Series Commodity Strategy Fund (a)	387	2,022
Fidelity Series Growth & Income Fund (a)	141	2,140
Fidelity Series Growth Company Fund (a)	109	1,865
Fidelity Series Intrinsic Opportunities Fund (a)	135	2,316
Fidelity Series Opportunistic Insights Fund (a)	57	1,030
Fidelity Series Real Estate Equity Fund (a)	14	184
Fidelity Series Small Cap Discovery Fund (a)	23	274
Fidelity Series Small Cap Opportunities Fund (a)	61	847
Fidelity Series Stock Selector Large Cap Value Fund (a)	120	1,594
Fidelity Series Value Discovery Fund (a)	83	1,109
TOTAL DOMESTIC EQUITY FUNDS
(Cost $15,938)		16,305

International Equity Funds - 10.5%
Fidelity Series Canada Fund (a)	27	288
Fidelity Series Emerging Markets Fund (a)	192	3,958
Fidelity Series International Growth Fund (a)	179	2,843
Fidelity Series International Small Cap Fund (a)	38	686
Fidelity Series International Value Fund (a)	267	2,871
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,101)		10,646

Bond Funds - 45.8%
Fidelity Series Emerging Markets Debt Fund (a)	75	780
Fidelity Series Floating Rate High Income Fund (a)	26	243
Fidelity Series High Income Fund (a)	157	1,534
Fidelity Series Inflation-Protected Bond Index Fund (a)	384	3,798
Fidelity Series International Credit Fund (a)	4	37
Fidelity Series Investment Grade Bond Fund (a)	3,356	37,955
Fidelity Series Long-Term Treasury Bond Index Fund (a)	211	1,856
Fidelity Series Real Estate Income Fund (a)	43	477
TOTAL BOND FUNDS
(Cost $46,587)		46,680

Short-Term Funds - 27.7%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	21,323	21,323
Fidelity Series Short-Term Credit Fund (a)	692	6,909
TOTAL SHORT-TERM FUNDS
(Cost $28,232)		28,232
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $100,858)		101,863
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$101,863

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$520	$54	$--	$--	$20	$486
Fidelity Series 1000 Value Index Fund	--	620	53	--	--	23	590
Fidelity Series All-Sector Equity Fund	--	970	87	--	--	30	913
Fidelity Series Blue Chip Growth Fund	--	1,082	99	2	(2)	(46)	935
Fidelity Series Canada Fund	--	279	--	--	--	9	288
Fidelity Series Commodity Strategy Fund	--	2,003	35	3	1	53	2,022
Fidelity Series Emerging Markets Debt Fund	--	775	--	15	--	5	780
Fidelity Series Emerging Markets Fund	--	4,650	1,060	--	82	286	3,958
Fidelity Series Floating Rate High Income Fund	--	244	--	4	--	(1)	243
Fidelity Series Government Money Market Fund 1.09%	--	21,323	--	68	--	--	21,323
Fidelity Series Growth & Income Fund	--	2,290	194	7	--	44	2,140
Fidelity Series Growth Company Fund	--	2,000	228	--	(2)	95	1,865
Fidelity Series High Income Fund	--	1,537	9	27	--	6	1,534
Fidelity Series Inflation-Protected Bond Index Fund	--	3,802	--	2	--	(4)	3,798
Fidelity Series International Credit Fund	--	37	--	--	--	--	37
Fidelity Series International Growth Fund	--	2,932	180	--	2	89	2,843
Fidelity Series International Small Cap Fund	--	660	5	--	--	31	686
Fidelity Series International Value Fund	--	2,890	151	--	4	128	2,871
Fidelity Series Intrinsic Opportunities Fund	--	2,280	--	16	--	36	2,316
Fidelity Series Investment Grade Bond Fund	--	37,955	100	302	--	100	37,955
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,865	--	8	--	(9)	1,856
Fidelity Series Opportunistic Insights Fund	--	1,100	110	--	(2)	42	1,030
Fidelity Series Real Estate Equity Fund	--	206	19	1	--	(3)	184
Fidelity Series Real Estate Income Fund	--	490	13	6	--	--	477
Fidelity Series Short-Term Credit Fund	--	6,909	--	39	--	--	6,909
Fidelity Series Small Cap Discovery Fund	--	291	24	1	--	7	274
Fidelity Series Small Cap Opportunities Fund	--	940	74	2	--	(19)	847
Fidelity Series Stock Selector Large Cap Value Fund	--	1,670	142	--	1	65	1,594
Fidelity Series Value Discovery Fund	--	2,171	1,088	11	8	18	1,109
Total	$--	$104,491	$3,725	$514	$92	$1,005	$101,863

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $100,858) — See accompanying schedule	$101,863
Total assets	101,863
Net Assets	$101,863
Net Assets consist of:
Paid in capital	$100,330
Undistributed net investment income	184
Accumulated undistributed net realized gain (loss) on investments	344
Net unrealized appreciation (depreciation) on investments	1,005
Net Assets, for 10,033 shares outstanding	$101,863
Net Asset Value, offering price and redemption price per share ($101,863 ÷ 10,033 shares)	$10.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$514
Net investment income (loss)		514
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$92
Capital gain distributions from underlying funds	252
Total net realized gain (loss)		344
Change in net unrealized appreciation (depreciation) on underlying funds		1,005
Net gain (loss)		1,349
Net increase (decrease) in net assets resulting from operations		$1,863

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$514
Net realized gain (loss)	344
Change in net unrealized appreciation (depreciation)	1,005
Net increase (decrease) in net assets resulting from operations	1,863
Distributions to shareholders from net investment income	(330)
Share transactions
Proceeds from sales of shares	100,000
Reinvestment of distributions	330
Net increase (decrease) in net assets resulting from share transactions	100,330
Total increase (decrease) in net assets	101,863
Net Assets
Beginning of period	–
End of period	$101,863
Other Information
Undistributed net investment income end of period	$184
Shares
Sold	10,000
Issued in reinvestment of distributions	33
Net increase (decrease)	10,033

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Income Fund

Six months ended (Unaudited)
September 30, 2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.13
Total from investment operations	.18
Distributions from net investment income	(.03)
Total distributions	(.03)
Net asset value, end of period	$10.15
Total ReturnC	1.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	1.62%F
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rateD	4%G

 A For the period June 8, 2017 (commencement of operations) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.6
Fidelity Series Government Money Market Fund 1.09%	16.2
Fidelity Series Short-Term Credit Fund	5.1
Fidelity Series Emerging Markets Fund	4.8
Fidelity Series International Value Fund	3.8
Fidelity Series International Growth Fund	3.8
Fidelity Series Intrinsic Opportunities Fund	3.3
Fidelity Series Inflation-Protected Bond Index Fund	3.3
Fidelity Series Growth & Income Fund	3.2
Fidelity Series Growth Company Fund	2.8
79.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.2%
International Equity Funds	13.7%
Bond Funds	41.8%
Short-Term Funds	21.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2005 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	45	$747
Fidelity Series 1000 Value Index Fund (a)	72	906
Fidelity Series All-Sector Equity Fund (a)	104	1,397
Fidelity Series Blue Chip Growth Fund (a)	108	1,430
Fidelity Series Commodity Strategy Fund (a)	387	2,026
Fidelity Series Growth & Income Fund (a)	215	3,274
Fidelity Series Growth Company Fund (a)	166	2,853
Fidelity Series Intrinsic Opportunities Fund (a)	199	3,412
Fidelity Series Opportunistic Insights Fund (a)	86	1,576
Fidelity Series Real Estate Equity Fund (a)	22	283
Fidelity Series Small Cap Discovery Fund (a)	35	420
Fidelity Series Small Cap Opportunities Fund (a)	93	1,296
Fidelity Series Stock Selector Large Cap Value Fund (a)	184	2,450
Fidelity Series Value Discovery Fund (a)	126	1,697
TOTAL DOMESTIC EQUITY FUNDS
(Cost $23,236)		23,767

International Equity Funds - 13.7%
Fidelity Series Canada Fund (a)	37	392
Fidelity Series Emerging Markets Fund (a)	237	4,877
Fidelity Series International Growth Fund (a)	245	3,898
Fidelity Series International Small Cap Fund (a)	52	938
Fidelity Series International Value Fund (a)	363	3,911
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,312)		14,016

Bond Funds - 41.8%
Fidelity Series Emerging Markets Debt Fund (a)	74	769
Fidelity Series Floating Rate High Income Fund (a)	26	243
Fidelity Series High Income Fund (a)	158	1,537
Fidelity Series Inflation-Protected Bond Index Fund (a)	339	3,352
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	3,036	34,339
Fidelity Series Long-Term Treasury Bond Index Fund (a)	221	1,938
Fidelity Series Real Estate Income Fund (a)	44	490
TOTAL BOND FUNDS
(Cost $42,632)		42,719

Short-Term Funds - 21.3%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	16,579	16,579
Fidelity Series Short-Term Credit Fund (a)	521	5,209
TOTAL SHORT-TERM FUNDS
(Cost $21,788)		21,788
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $100,968)		102,290
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$102,290

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$780	$63	$--	$--	$30	$747
Fidelity Series 1000 Value Index Fund	--	940	69	--	--	35	906
Fidelity Series All-Sector Equity Fund	--	1,450	100	--	--	47	1,397
Fidelity Series Blue Chip Growth Fund	--	1,634	131	3	(1)	(72)	1,430
Fidelity Series Canada Fund	--	379	--	--	--	13	392
Fidelity Series Commodity Strategy Fund	--	2,002	29	3	--	53	2,026
Fidelity Series Emerging Markets Debt Fund	--	765	--	15	--	4	769
Fidelity Series Emerging Markets Fund	--	5,630	1,197	--	91	353	4,877
Fidelity Series Floating Rate High Income Fund	--	244	--	4	--	(1)	243
Fidelity Series Government Money Market Fund 1.09%	--	16,579	--	52	--	--	16,579
Fidelity Series Growth & Income Fund	--	3,412	205	11	--	67	3,274
Fidelity Series Growth Company Fund	--	2,999	288	--	(3)	145	2,853
Fidelity Series High Income Fund	--	1,537	6	27	--	6	1,537
Fidelity Series Inflation-Protected Bond Index Fund	--	3,355	--	2	--	(3)	3,352
Fidelity Series International Credit Fund	--	51	--	--	--	--	51
Fidelity Series International Growth Fund	--	4,029	260	--	6	123	3,898
Fidelity Series International Small Cap Fund	--	920	25	--	--	43	938
Fidelity Series International Value Fund	--	3,990	255	--	2	174	3,911
Fidelity Series Intrinsic Opportunities Fund	--	3,430	72	24	1	53	3,412
Fidelity Series Investment Grade Bond Fund	--	34,249	--	272	--	90	34,339
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,947	--	8	--	(9)	1,938
Fidelity Series Opportunistic Insights Fund	--	1,650	137	--	(1)	64	1,576
Fidelity Series Real Estate Equity Fund	--	311	24	2	--	(4)	283
Fidelity Series Real Estate Income Fund	--	490	--	7	--	--	490
Fidelity Series Short-Term Credit Fund	--	5,209	--	28	--	--	5,209
Fidelity Series Small Cap Discovery Fund	--	442	33	2	--	11	420
Fidelity Series Small Cap Opportunities Fund	--	1,412	88	3	--	(28)	1,296
Fidelity Series Stock Selector Large Cap Value Fund	--	2,520	171	--	1	100	2,450
Fidelity Series Value Discovery Fund	--	3,258	1,601	16	12	28	1,697
Total	$--	$105,614	$4,754	$479	$108	$1,322	$102,290

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $100,968) — See accompanying schedule	$102,290
Total assets	102,290
Net Assets	$102,290
Net Assets consist of:
Paid in capital	$100,000
Undistributed net investment income	479
Accumulated undistributed net realized gain (loss) on investments	489
Net unrealized appreciation (depreciation) on investments	1,322
Net Assets, for 10,000 shares outstanding	$102,290
Net Asset Value, offering price and redemption price per share ($102,290 ÷ 10,000 shares)	$10.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$479
Net investment income (loss)		479
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$108
Capital gain distributions from underlying funds	381
Total net realized gain (loss)		489
Change in net unrealized appreciation (depreciation) on underlying funds		1,322
Net gain (loss)		1,811
Net increase (decrease) in net assets resulting from operations		$2,290

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$479
Net realized gain (loss)	489
Change in net unrealized appreciation (depreciation)	1,322
Net increase (decrease) in net assets resulting from operations	2,290
Share transactions
Proceeds from sales of shares	100,000
Net increase (decrease) in net assets resulting from share transactions	100,000
Total increase (decrease) in net assets	102,290
Net Assets
Beginning of period	–
End of period	$102,290
Other Information
Undistributed net investment income end of period	$479
Shares
Sold	10,000
Net increase (decrease)	10,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2005 Fund

Six months ended (Unaudited)
September 30, 2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.18
Total from investment operations	.23
Net asset value, end of period	$10.23
Total ReturnC	2.30%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	1.51%F
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rateD	5%G

 A For the period June 8, 2017 (commencement of operations) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	30.1
Fidelity Series Government Money Market Fund 1.09%	12.5
Fidelity Series Emerging Markets Fund	5.7
Fidelity Series International Value Fund	4.8
Fidelity Series International Growth Fund	4.6
Fidelity Series Intrinsic Opportunities Fund	4.2
Fidelity Series Growth & Income Fund	4.2
Fidelity Series Short-Term Credit Fund	3.9
Fidelity Series Growth Company Fund	3.6
Fidelity Series Stock Selector Large Cap Value Fund	3.1
76.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.4%
International Equity Funds	16.6%
Bond Funds	37.6%
Short-Term Funds	16.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2010 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	58	$967
Fidelity Series 1000 Value Index Fund (a)	93	1,173
Fidelity Series All-Sector Equity Fund (a)	136	1,815
Fidelity Series Blue Chip Growth Fund (a)	140	1,857
Fidelity Series Commodity Strategy Fund (a)	388	2,030
Fidelity Series Growth & Income Fund (a)	280	4,255
Fidelity Series Growth Company Fund (a)	216	3,706
Fidelity Series Intrinsic Opportunities Fund (a)	253	4,349
Fidelity Series Opportunistic Insights Fund (a)	112	2,047
Fidelity Series Real Estate Equity Fund (a)	28	366
Fidelity Series Small Cap Discovery Fund (a)	45	545
Fidelity Series Small Cap Opportunities Fund (a)	120	1,683
Fidelity Series Stock Selector Large Cap Value Fund (a)	238	3,166
Fidelity Series Value Discovery Fund (a)	164	2,205
TOTAL DOMESTIC EQUITY FUNDS
(Cost $29,496)		30,164

International Equity Funds - 16.6%
Fidelity Series Canada Fund (a)	35	375
Fidelity Series Emerging Markets Fund (a)	283	5,821
Fidelity Series International Growth Fund (a)	298	4,738
Fidelity Series International Small Cap Fund (a)	64	1,154
Fidelity Series International Value Fund (a)	462	4,977
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,206)		17,065

Bond Funds - 37.6%
Fidelity Series Emerging Markets Debt Fund (a)	73	759
Fidelity Series Floating Rate High Income Fund (a)	26	243
Fidelity Series High Income Fund (a)	158	1,540
Fidelity Series Inflation-Protected Bond Index Fund (a)	271	2,681
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	2,735	30,933
Fidelity Series Long-Term Treasury Bond Index Fund (a)	222	1,951
Fidelity Series Real Estate Income Fund (a)	43	479
TOTAL BOND FUNDS
(Cost $38,558)		38,637

Short-Term Funds - 16.4%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	12,829	12,829
Fidelity Series Short-Term Credit Fund (a)	397	3,962
TOTAL SHORT-TERM FUNDS
(Cost $16,791)		16,791
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $101,051)		102,657
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$102,657

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$990	$63	$--	$--	$40	$967
Fidelity Series 1000 Value Index Fund	--	1,200	72	--	--	45	1,173
Fidelity Series All-Sector Equity Fund	--	1,860	106	--	--	61	1,815
Fidelity Series Blue Chip Growth Fund	--	2,094	143	3	(2)	(92)	1,857
Fidelity Series Canada Fund	--	360	--	--	--	15	375
Fidelity Series Commodity Strategy Fund	--	2,001	24	3	1	52	2,030
Fidelity Series Emerging Markets Debt Fund	--	755	--	15	--	4	759
Fidelity Series Emerging Markets Fund	--	6,540	1,232	--	93	420	5,821
Fidelity Series Floating Rate High Income Fund	--	244	--	4	--	(1)	243
Fidelity Series Government Money Market Fund 1.09%	--	12,829	--	42	--	--	12,829
Fidelity Series Growth & Income Fund	--	4,318	150	14	--	87	4,255
Fidelity Series Growth Company Fund	--	3,850	328	--	(4)	188	3,706
Fidelity Series High Income Fund	--	1,537	3	28	--	6	1,540
Fidelity Series Inflation-Protected Bond Index Fund	--	2,683	--	1	--	(2)	2,681
Fidelity Series International Credit Fund	--	51	--	--	--	--	51
Fidelity Series International Growth Fund	--	4,950	364	--	3	149	4,738
Fidelity Series International Small Cap Fund	--	1,140	39	--	1	52	1,154
Fidelity Series International Value Fund	--	4,890	138	--	3	222	4,977
Fidelity Series Intrinsic Opportunities Fund	--	4,310	29	31	--	68	4,349
Fidelity Series Investment Grade Bond Fund	--	30,870	16	246	--	79	30,933
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,960	--	8	--	(9)	1,951
Fidelity Series Opportunistic Insights Fund	--	2,110	145	--	(1)	83	2,047
Fidelity Series Real Estate Equity Fund	--	393	22	1	--	(5)	366
Fidelity Series Real Estate Income Fund	--	490	11	6	--	--	479
Fidelity Series Short-Term Credit Fund	--	3,962	--	22	--	--	3,962
Fidelity Series Small Cap Discovery Fund	--	562	32	2	--	15	545
Fidelity Series Small Cap Opportunities Fund	--	1,799	79	3	(1)	(36)	1,683
Fidelity Series Stock Selector Large Cap Value Fund	--	3,220	184	--	1	129	3,166
Fidelity Series Value Discovery Fund	--	4,171	2,018	21	16	36	2,205
Total	$--	$106,139	$5,198	$450	$110	$1,606	$102,657

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $101,051) — See accompanying schedule	$102,657
Total assets	102,657
Net Assets	$102,657
Net Assets consist of:
Paid in capital	$100,000
Undistributed net investment income	450
Accumulated undistributed net realized gain (loss) on investments	601
Net unrealized appreciation (depreciation) on investments	1,606
Net Assets, for 10,000 shares outstanding	$102,657
Net Asset Value, offering price and redemption price per share ($102,657 ÷ 10,000 shares)	$10.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$450
Net investment income (loss)		450
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$110
Capital gain distributions from underlying funds	491
Total net realized gain (loss)		601
Change in net unrealized appreciation (depreciation) on underlying funds		1,606
Net gain (loss)		2,207
Net increase (decrease) in net assets resulting from operations		$2,657

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$450
Net realized gain (loss)	601
Change in net unrealized appreciation (depreciation)	1,606
Net increase (decrease) in net assets resulting from operations	2,657
Share transactions
Proceeds from sales of shares	100,000
Net increase (decrease) in net assets resulting from share transactions	100,000
Total increase (decrease) in net assets	102,657
Net Assets
Beginning of period	–
End of period	$102,657
Other Information
Undistributed net investment income end of period	$450
Shares
Sold	10,000
Net increase (decrease)	10,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2010 Fund

Six months ended (Unaudited)
September 30, 2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.22
Total from investment operations	.27
Net asset value, end of period	$10.27
Total ReturnC	2.70%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	1.42%F
Supplemental Data
Net assets, end of period (000 omitted)	$103
Portfolio turnover rateD	5%G

 A For the period June 8, 2017 (commencement of operations) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.5
Fidelity Series Government Money Market Fund 1.09%	9.1
Fidelity Series Emerging Markets Fund	6.3
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.5
Fidelity Series Intrinsic Opportunities Fund	5.1
Fidelity Series Growth & Income Fund	5.1
Fidelity Series Growth Company Fund	4.4
Fidelity Series Stock Selector Large Cap Value Fund	3.8
Fidelity Series Short-Term Credit Fund	2.7
74.1

Asset Allocation (% of fund's investments)

Period end
Domestic Equity Funds	35.7%
International Equity Funds	19.3%
Bond Funds	33.2%
Short-Term Funds	11.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2015 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	72	$1,199
Fidelity Series 1000 Value Index Fund (a)	115	1,445
Fidelity Series All-Sector Equity Fund (a)	168	2,242
Fidelity Series Blue Chip Growth Fund (a)	173	2,294
Fidelity Series Commodity Strategy Fund (a)	393	2,053
Fidelity Series Growth & Income Fund (a)	346	5,257
Fidelity Series Growth Company Fund (a)	267	4,578
Fidelity Series Intrinsic Opportunities Fund (a)	308	5,300
Fidelity Series Opportunistic Insights Fund (a)	139	2,528
Fidelity Series Real Estate Equity Fund (a)	35	452
Fidelity Series Small Cap Discovery Fund (a)	56	674
Fidelity Series Small Cap Opportunities Fund (a)	149	2,079
Fidelity Series Stock Selector Large Cap Value Fund (a)	294	3,912
Fidelity Series Value Discovery Fund (a)	203	2,725
TOTAL DOMESTIC EQUITY FUNDS
(Cost $35,924)		36,738

International Equity Funds - 19.3%
Fidelity Series Canada Fund (a)	54	576
Fidelity Series Emerging Markets Fund (a)	318	6,543
Fidelity Series International Growth Fund (a)	360	5,714
Fidelity Series International Small Cap Fund (a)	77	1,376
Fidelity Series International Value Fund (a)	532	5,735
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,953)		19,944

Bond Funds - 33.2%
Fidelity Series Emerging Markets Debt Fund (a)	71	739
Fidelity Series Floating Rate High Income Fund (a)	26	243
Fidelity Series High Income Fund (a)	157	1,533
Fidelity Series Inflation-Protected Bond Index Fund (a)	190	1,877
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	2,415	27,314
Fidelity Series Long-Term Treasury Bond Index Fund (a)	221	1,947
Fidelity Series Real Estate Income Fund (a)	43	480
TOTAL BOND FUNDS
(Cost $34,115)		34,184

Short-Term Funds - 11.8%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	9,319	9,319
Fidelity Series Short-Term Credit Fund (a)	283	2,826
TOTAL SHORT-TERM FUNDS
(Cost $12,145)		12,145
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $101,137)		103,011
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$103,011

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$1,210	$60	$--	$--	$49	$1,199
Fidelity Series 1000 Value Index Fund	--	1,460	71	--	1	55	1,445
Fidelity Series All-Sector Equity Fund	--	2,270	103	--	--	75	2,242
Fidelity Series Blue Chip Growth Fund	--	2,561	151	5	(2)	(114)	2,294
Fidelity Series Canada Fund	--	555	--	--	--	21	576
Fidelity Series Commodity Strategy Fund	--	2,000	--	3	--	53	2,053
Fidelity Series Emerging Markets Debt Fund	--	734	--	14	--	5	739
Fidelity Series Emerging Markets Fund	--	7,200	1,222	--	92	473	6,543
Fidelity Series Floating Rate High Income Fund	--	244	--	4	--	(1)	243
Fidelity Series Government Money Market Fund 1.09%	--	9,319	--	29	--	--	9,319
Fidelity Series Growth & Income Fund	--	5,260	110	18	--	107	5,257
Fidelity Series Growth Company Fund	--	4,700	350	--	(4)	232	4,578
Fidelity Series High Income Fund	--	1,527	--	27	--	6	1,533
Fidelity Series Inflation-Protected Bond Index Fund	--	1,879	--	1	--	(2)	1,877
Fidelity Series International Credit Fund	--	51	--	--	--	--	51
Fidelity Series International Growth Fund	--	5,900	370	--	4	180	5,714
Fidelity Series International Small Cap Fund	--	1,370	57	--	1	62	1,376
Fidelity Series International Value Fund	--	5,827	350	--	2	256	5,735
Fidelity Series Intrinsic Opportunities Fund	--	5,297	81	38	--	84	5,300
Fidelity Series Investment Grade Bond Fund	--	27,245	--	215	--	69	27,314
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,956	--	8	--	(9)	1,947
Fidelity Series Opportunistic Insights Fund	--	2,580	153	--	(1)	102	2,528
Fidelity Series Real Estate Equity Fund	--	476	18	2	--	(6)	452
Fidelity Series Real Estate Income Fund	--	480	--	6	--	--	480
Fidelity Series Short-Term Credit Fund	--	2,826	--	16	--	--	2,826
Fidelity Series Small Cap Discovery Fund	--	693	37	3	--	18	674
Fidelity Series Small Cap Opportunities Fund	--	2,167	42	4	--	(46)	2,079
Fidelity Series Stock Selector Large Cap Value Fund	--	3,909	157	--	1	159	3,912
Fidelity Series Value Discovery Fund	--	5,168	2,508	26	19	46	2,725
Total	$--	$106,864	$5,840	$419	$113	$1,874	$103,011

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $101,137) — See accompanying schedule	$103,011
Total assets	103,011
Net Assets	$103,011
Net Assets consist of:
Paid in capital	$100,000
Undistributed net investment income	419
Accumulated undistributed net realized gain (loss) on investments	718
Net unrealized appreciation (depreciation) on investments	1,874
Net Assets, for 10,000 shares outstanding	$103,011
Net Asset Value, offering price and redemption price per share ($103,011 ÷ 10,000 shares)	$10.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$419
Net investment income (loss)		419
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$113
Capital gain distributions from underlying funds	605
Total net realized gain (loss)		718
Change in net unrealized appreciation (depreciation) on underlying funds		1,874
Net gain (loss)		2,592
Net increase (decrease) in net assets resulting from operations		$3,011

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$419
Net realized gain (loss)	718
Change in net unrealized appreciation (depreciation)	1,874
Net increase (decrease) in net assets resulting from operations	3,011
Share transactions
Proceeds from sales of shares	100,000
Net increase (decrease) in net assets resulting from share transactions	100,000
Total increase (decrease) in net assets	103,011
Net Assets
Beginning of period	–
End of period	$103,011
Other Information
Undistributed net investment income end of period	$419
Shares
Sold	10,000
Net increase (decrease)	10,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2015 Fund

Six months ended (Unaudited)
September 30, 2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	.26
Total from investment operations	.30
Net asset value, end of period	$10.30
Total ReturnC	3.00%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	1.32%F
Supplemental Data
Net assets, end of period (000 omitted)	$103
Portfolio turnover rateD	6%G

 A For the period June 8, 2017 (commencement of operations) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	23.9
Fidelity Series Emerging Markets Fund	6.9
Fidelity Series Government Money Market Fund 1.09%	6.8
Fidelity Series International Value Fund	6.2
Fidelity Series International Growth Fund	6.2
Fidelity Series Growth & Income Fund	5.8
Fidelity Series Intrinsic Opportunities Fund	5.7
Fidelity Series Growth Company Fund	5.0
Fidelity Series Stock Selector Large Cap Value Fund	4.3
Fidelity Series Value Discovery Fund	3.0
73.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.0%
International Equity Funds	21.4%
Bond Funds	29.8%
Short-Term Funds	8.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2020 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	82	$1,361
Fidelity Series 1000 Value Index Fund (a)	131	1,646
Fidelity Series All-Sector Equity Fund (a)	190	2,544
Fidelity Series Blue Chip Growth Fund (a)	197	2,604
Fidelity Series Commodity Strategy Fund (a)	389	2,036
Fidelity Series Growth & Income Fund (a)	392	5,968
Fidelity Series Growth Company Fund (a)	303	5,197
Fidelity Series Intrinsic Opportunities Fund (a)	343	5,887
Fidelity Series Opportunistic Insights Fund (a)	157	2,870
Fidelity Series Real Estate Equity Fund (a)	40	513
Fidelity Series Small Cap Discovery Fund (a)	64	765
Fidelity Series Small Cap Opportunities Fund (a)	169	2,356
Fidelity Series Stock Selector Large Cap Value Fund (a)	334	4,441
Fidelity Series Value Discovery Fund (a)	230	3,093
TOTAL DOMESTIC EQUITY FUNDS
(Cost $40,367)		41,281

International Equity Funds - 21.4%
Fidelity Series Canada Fund (a)	61	650
Fidelity Series Emerging Markets Fund (a)	346	7,133
Fidelity Series International Growth Fund (a)	399	6,337
Fidelity Series International Small Cap Fund (a)	86	1,532
Fidelity Series International Value Fund (a)	595	6,411
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,968)		22,063

Bond Funds - 29.8%
Fidelity Series Emerging Markets Debt Fund (a)	71	739
Fidelity Series Floating Rate High Income Fund (a)	26	243
Fidelity Series High Income Fund (a)	157	1,533
Fidelity Series Inflation-Protected Bond Index Fund (a)	110	1,087
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	2,186	24,723
Fidelity Series Long-Term Treasury Bond Index Fund (a)	218	1,918
Fidelity Series Real Estate Income Fund (a)	44	490
TOTAL BOND FUNDS
(Cost $30,719)		30,784

Short-Term Funds - 8.8%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	7,005	7,005
Fidelity Series Short-Term Credit Fund (a)	213	2,132
TOTAL SHORT-TERM FUNDS
(Cost $9,137)		9,137
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $101,191)		103,265
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$103,265

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$1,380	$75	$--	$--	$56	$1,361
Fidelity Series 1000 Value Index Fund	--	1,640	57	--	--	63	1,646
Fidelity Series All-Sector Equity Fund	--	2,600	141	--	(1)	86	2,544
Fidelity Series Blue Chip Growth Fund	--	2,936	200	5	(2)	(130)	2,604
Fidelity Series Canada Fund	--	622	--	--	--	28	650
Fidelity Series Commodity Strategy Fund	--	1,999	16	3	--	53	2,036
Fidelity Series Emerging Markets Debt Fund	--	734	--	14	--	5	739
Fidelity Series Emerging Markets Fund	--	7,680	1,151	--	88	516	7,133
Fidelity Series Floating Rate High Income Fund	--	244	--	4	--	(1)	243
Fidelity Series Government Money Market Fund 1.09%	--	7,005	--	22	--	--	7,005
Fidelity Series Growth & Income Fund	--	5,913	66	20	--	121	5,968
Fidelity Series Growth Company Fund	--	5,331	392	--	(5)	263	5,197
Fidelity Series High Income Fund	--	1,527	--	27	--	6	1,533
Fidelity Series Inflation-Protected Bond Index Fund	--	1,088	--	--	--	(1)	1,087
Fidelity Series International Credit Fund	--	51	--	--	--	--	51
Fidelity Series International Growth Fund	--	6,530	398	--	6	199	6,337
Fidelity Series International Small Cap Fund	--	1,510	47	--	1	68	1,532
Fidelity Series International Value Fund	--	6,487	363	--	2	285	6,411
Fidelity Series Intrinsic Opportunities Fund	--	5,810	15	41	--	92	5,887
Fidelity Series Investment Grade Bond Fund	--	24,658	--	196	--	65	24,723
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,927	--	8	--	(9)	1,918
Fidelity Series Opportunistic Insights Fund	--	2,950	194	--	(3)	117	2,870
Fidelity Series Real Estate Equity Fund	--	539	19	3	--	(7)	513
Fidelity Series Real Estate Income Fund	--	490	--	7	--	--	490
Fidelity Series Short-Term Credit Fund	--	2,132	--	12	--	--	2,132
Fidelity Series Small Cap Discovery Fund	--	773	28	3	--	20	765
Fidelity Series Small Cap Opportunities Fund	--	2,437	29	5	--	(52)	2,356
Fidelity Series Stock Selector Large Cap Value Fund	--	4,372	112	--	1	180	4,441
Fidelity Series Value Discovery Fund	--	5,860	2,840	30	22	51	3,093
Total	$--	$107,225	$6,143	$400	$109	$2,074	$103,265

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $101,191) — See accompanying schedule	$103,265
Total assets	103,265
Net Assets	$103,265
Net Assets consist of:
Paid in capital	$100,000
Undistributed net investment income	400
Accumulated undistributed net realized gain (loss) on investments	791
Net unrealized appreciation (depreciation) on investments	2,074
Net Assets, for 10,000 shares outstanding	$103,265
Net Asset Value, offering price and redemption price per share ($103,265 ÷ 10,000 shares)	$10.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$400
Net investment income (loss)		400
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$109
Capital gain distributions from underlying funds	682
Total net realized gain (loss)		791
Change in net unrealized appreciation (depreciation) on underlying funds		2,074
Net gain (loss)		2,865
Net increase (decrease) in net assets resulting from operations		$3,265

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$400
Net realized gain (loss)	791
Change in net unrealized appreciation (depreciation)	2,074
Net increase (decrease) in net assets resulting from operations	3,265
Share transactions
Proceeds from sales of shares	100,000
Net increase (decrease) in net assets resulting from share transactions	100,000
Total increase (decrease) in net assets	103,265
Net Assets
Beginning of period	–
End of period	$103,265
Other Information
Undistributed net investment income end of period	$400
Shares
Sold	10,000
Net increase (decrease)	10,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2020 Fund

Six months ended (Unaudited)
September 30, 2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	.29
Total from investment operations	.33
Net asset value, end of period	$10.33
Total ReturnC	3.30%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	1.26%F
Supplemental Data
Net assets, end of period (000 omitted)	$103
Portfolio turnover rateD	6%G

 A For the period June 8, 2017 (commencement of operations) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	20.6
Fidelity Series Emerging Markets Fund	7.4
Fidelity Series International Value Fund	6.8
Fidelity Series International Growth Fund	6.7
Fidelity Series Growth & Income Fund	6.4
Fidelity Series Intrinsic Opportunities Fund	6.3
Fidelity Series Growth Company Fund	5.6
Fidelity Series Government Money Market Fund 1.09%	5.1
Fidelity Series Stock Selector Large Cap Value Fund	4.8
Fidelity Series Value Discovery Fund	3.3
73.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.1%
International Equity Funds	23.2%
Bond Funds	26.1%
Short-Term Funds	6.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2025 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	91	$1,512
Fidelity Series 1000 Value Index Fund (a)	145	1,822
Fidelity Series All-Sector Equity Fund (a)	212	2,836
Fidelity Series Blue Chip Growth Fund (a)	219	2,902
Fidelity Series Commodity Strategy Fund (a)	392	2,048
Fidelity Series Growth & Income Fund (a)	437	6,652
Fidelity Series Growth Company Fund (a)	337	5,791
Fidelity Series Intrinsic Opportunities Fund (a)	378	6,501
Fidelity Series Opportunistic Insights Fund (a)	175	3,198
Fidelity Series Real Estate Equity Fund (a)	44	572
Fidelity Series Small Cap Discovery Fund (a)	70	844
Fidelity Series Small Cap Opportunities Fund (a)	188	2,622
Fidelity Series Stock Selector Large Cap Value Fund (a)	372	4,949
Fidelity Series Value Discovery Fund (a)	257	3,448
TOTAL DOMESTIC EQUITY FUNDS
(Cost $44,688)		45,697

International Equity Funds - 23.2%
Fidelity Series Canada Fund (a)	66	703
Fidelity Series Emerging Markets Fund (a)	371	7,648
Fidelity Series International Growth Fund (a)	435	6,910
Fidelity Series International Small Cap Fund (a)	94	1,677
Fidelity Series International Value Fund (a)	653	7,034
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $22,790)		23,972

Bond Funds - 26.1%
Fidelity Series Emerging Markets Debt Fund (a)	70	728
Fidelity Series Floating Rate High Income Fund (a)	26	243
Fidelity Series High Income Fund (a)	156	1,523
Fidelity Series Inflation-Protected Bond Index Fund (a)	76	750
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	1,884	21,312
Fidelity Series Long-Term Treasury Bond Index Fund (a)	217	1,912
Fidelity Series Real Estate Income Fund (a)	43	480
TOTAL BOND FUNDS
(Cost $26,941)		26,999

Short-Term Funds - 6.6%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	5,264	5,264
Fidelity Series Short-Term Credit Fund (a)	156	1,559
TOTAL SHORT-TERM FUNDS
(Cost $6,823)		6,823
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $101,242)		103,491
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$103,491

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$1,530	$80	$--	$--	$62	$1,512
Fidelity Series 1000 Value Index Fund	--	1,810	58	--	--	70	1,822
Fidelity Series All-Sector Equity Fund	--	2,901	159	--	(1)	95	2,836
Fidelity Series Blue Chip Growth Fund	--	3,277	228	6	(3)	(144)	2,902
Fidelity Series Canada Fund	--	678	--	--	--	25	703
Fidelity Series Commodity Strategy Fund	--	1,998	3	3	--	53	2,048
Fidelity Series Emerging Markets Debt Fund	--	724	--	14	--	4	728
Fidelity Series Emerging Markets Fund	--	8,110	1,100	--	85	553	7,648
Fidelity Series Floating Rate High Income Fund	--	244	--	4	--	(1)	243
Fidelity Series Government Money Market Fund 1.09%	--	5,264	--	17	--	--	5,264
Fidelity Series Growth & Income Fund	--	6,567	49	22	--	134	6,652
Fidelity Series Growth Company Fund	--	5,930	432	--	(1)	294	5,791
Fidelity Series High Income Fund	--	1,517	--	26	--	6	1,523
Fidelity Series Inflation-Protected Bond Index Fund	--	751	--	--	--	(1)	750
Fidelity Series International Credit Fund	--	51	--	--	--	--	51
Fidelity Series International Growth Fund	--	7,135	445	--	3	217	6,910
Fidelity Series International Small Cap Fund	--	1,650	49	--	1	75	1,677
Fidelity Series International Value Fund	--	7,040	324	--	4	314	7,034
Fidelity Series Intrinsic Opportunities Fund	--	6,400	--	45	--	101	6,501
Fidelity Series Investment Grade Bond Fund	--	21,256	--	169	--	56	21,312
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,921	--	8	--	(9)	1,912
Fidelity Series Opportunistic Insights Fund	--	3,279	209	--	(2)	130	3,198
Fidelity Series Real Estate Equity Fund	--	593	13	3	--	(8)	572
Fidelity Series Real Estate Income Fund	--	480	--	6	--	--	480
Fidelity Series Short-Term Credit Fund	--	1,559	--	9	--	--	1,559
Fidelity Series Small Cap Discovery Fund	--	854	33	4	--	23	844
Fidelity Series Small Cap Opportunities Fund	--	2,725	45	4	--	(58)	2,622
Fidelity Series Stock Selector Large Cap Value Fund	--	4,866	118	--	--	201	4,949
Fidelity Series Value Discovery Fund	--	6,510	3,143	33	24	57	3,448
Total	$--	$107,620	$6,488	$373	$110	$2,249	$103,491

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $101,242) — See accompanying schedule	$103,491
Total assets	103,491
Net Assets	$103,491
Net Assets consist of:
Paid in capital	$100,000
Undistributed net investment income	373
Accumulated undistributed net realized gain (loss) on investments	869
Net unrealized appreciation (depreciation) on investments	2,249
Net Assets, for 10,000 shares outstanding	$103,491
Net Asset Value, offering price and redemption price per share ($103,491 ÷ 10,000 shares)	$10.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$373
Net investment income (loss)		373
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$110
Capital gain distributions from underlying funds	759
Total net realized gain (loss)		869
Change in net unrealized appreciation (depreciation) on underlying funds		2,249
Net gain (loss)		3,118
Net increase (decrease) in net assets resulting from operations		$3,491

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$373
Net realized gain (loss)	869
Change in net unrealized appreciation (depreciation)	2,249
Net increase (decrease) in net assets resulting from operations	3,491
Share transactions
Proceeds from sales of shares	100,000
Net increase (decrease) in net assets resulting from share transactions	100,000
Total increase (decrease) in net assets	103,491
Net Assets
Beginning of period	–
End of period	$103,491
Other Information
Undistributed net investment income end of period	$373
Shares
Sold	10,000
Net increase (decrease)	10,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2025 Fund

Six months ended (Unaudited)
September 30, 2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	.31
Total from investment operations	.35
Net asset value, end of period	$10.35
Total ReturnC	3.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	1.17%F
Supplemental Data
Net assets, end of period (000 omitted)	$103
Portfolio turnover rateD	6%G

 A For the period June 8, 2017 (commencement of operations) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	12.9
Fidelity Series Emerging Markets Fund	8.3
Fidelity Series International Value Fund	8.1
Fidelity Series International Growth Fund	8.0
Fidelity Series Growth & Income Fund	7.8
Fidelity Series Intrinsic Opportunities Fund	7.6
Fidelity Series Growth Company Fund	6.8
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Value Discovery Fund	4.1
Fidelity Series Opportunistic Insights Fund	3.8
73.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.4%
International Equity Funds	27.1%
Bond Funds	18.5%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2030 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	112	$1,860
Fidelity Series 1000 Value Index Fund (a)	179	2,251
Fidelity Series All-Sector Equity Fund (a)	260	3,477
Fidelity Series Blue Chip Growth Fund (a)	269	3,559
Fidelity Series Commodity Strategy Fund (a)	382	1,995
Fidelity Series Growth & Income Fund (a)	536	8,160
Fidelity Series Growth Company Fund (a)	414	7,111
Fidelity Series Intrinsic Opportunities Fund (a)	459	7,886
Fidelity Series Opportunistic Insights Fund (a)	215	3,922
Fidelity Series Real Estate Equity Fund (a)	54	702
Fidelity Series Small Cap Discovery Fund (a)	87	1,045
Fidelity Series Small Cap Opportunities Fund (a)	230	3,216
Fidelity Series Stock Selector Large Cap Value Fund (a)	459	6,095
Fidelity Series Value Discovery Fund (a)	315	4,228
TOTAL DOMESTIC EQUITY FUNDS
(Cost $54,285)		55,507

International Equity Funds - 27.1%
Fidelity Series Canada Fund (a)	80	850
Fidelity Series Emerging Markets Fund (a)	421	8,668
Fidelity Series International Growth Fund (a)	521	8,285
Fidelity Series International Small Cap Fund (a)	112	2,005
Fidelity Series International Value Fund (a)	779	8,385
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $26,803)		28,193

Bond Funds - 18.5%
Fidelity Series Emerging Markets Debt Fund (a)	69	718
Fidelity Series Floating Rate High Income Fund (a)	24	232
Fidelity Series High Income Fund (a)	154	1,502
Fidelity Series Inflation-Protected Bond Index Fund (a)	83	817
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	1,184	13,396
Fidelity Series Long-Term Treasury Bond Index Fund (a)	229	2,011
Fidelity Series Real Estate Income Fund (a)	43	480
TOTAL BOND FUNDS
(Cost $19,170)		19,207

Short-Term Funds - 1.0%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	858	858
Fidelity Series Short-Term Credit Fund (a)	24	241
TOTAL SHORT-TERM FUNDS
(Cost $1,099)		1,099
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $101,357)		104,006
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$104,005

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$1,860	$76	$--	$--	$76	$1,860
Fidelity Series 1000 Value Index Fund	--	2,206	41	--	--	86	2,251
Fidelity Series All-Sector Equity Fund	--	3,540	180	--	--	117	3,477
Fidelity Series Blue Chip Growth Fund	--	4,027	287	7	(4)	(177)	3,559
Fidelity Series Canada Fund	--	809	--	--	--	41	850
Fidelity Series Commodity Strategy Fund	--	1,944	--	3	--	51	1,995
Fidelity Series Emerging Markets Debt Fund	--	714	--	14	--	4	718
Fidelity Series Emerging Markets Fund	--	9,130	1,181	--	92	627	8,668
Fidelity Series Floating Rate High Income Fund	--	233	--	3	--	(1)	232
Fidelity Series Government Money Market Fund 1.09%	--	858	--	3	--	--	858
Fidelity Series Growth & Income Fund	--	8,012	16	27	--	164	8,160
Fidelity Series Growth Company Fund	--	7,270	512	--	(7)	360	7,111
Fidelity Series High Income Fund	--	1,496	--	26	--	6	1,502
Fidelity Series Inflation-Protected Bond Index Fund	--	851	33	--	--	(1)	817
Fidelity Series International Credit Fund	--	51	--	--	--	--	51
Fidelity Series International Growth Fund	--	8,510	489	--	3	261	8,285
Fidelity Series International Small Cap Fund	--	1,961	47	--	1	90	2,005
Fidelity Series International Value Fund	--	8,453	444	--	3	373	8,385
Fidelity Series Intrinsic Opportunities Fund	--	7,764	--	56	--	122	7,886
Fidelity Series Investment Grade Bond Fund	--	13,359	--	105	--	37	13,396
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,021	--	8	--	(10)	2,011
Fidelity Series Opportunistic Insights Fund	--	4,040	274	--	(3)	159	3,922
Fidelity Series Real Estate Equity Fund	--	727	15	3	--	(10)	702
Fidelity Series Real Estate Income Fund	--	480	--	6	--	--	480
Fidelity Series Short-Term Credit Fund	--	241	--	1	--	--	241
Fidelity Series Small Cap Discovery Fund	--	1,045	28	5	--	28	1,045
Fidelity Series Small Cap Opportunities Fund	--	3,307	21	6	--	(70)	3,216
Fidelity Series Stock Selector Large Cap Value Fund	--	5,951	103	--	--	247	6,095
Fidelity Series Value Discovery Fund	--	7,961	3,832	41	30	69	4,228
Total	$--	$108,821	$7,579	$314	$115	$2,649	$104,006

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $101,357) — See accompanying schedule		$104,006
Total assets		104,006
Liabilities
Payable for investments purchased	$1
Total liabilities		1
Net Assets		$104,005
Net Assets consist of:
Paid in capital		$100,000
Undistributed net investment income		314
Accumulated undistributed net realized gain (loss) on investments		1,042
Net unrealized appreciation (depreciation) on investments		2,649
Net Assets, for 10,000 shares outstanding		$104,005
Net Asset Value, offering price and redemption price per share ($104,005 ÷ 10,000 shares)		$10.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$314
Net investment income (loss)		314
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$115
Capital gain distributions from underlying funds	927
Total net realized gain (loss)		1,042
Change in net unrealized appreciation (depreciation) on underlying funds		2,649
Net gain (loss)		3,691
Net increase (decrease) in net assets resulting from operations		$4,005

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$314
Net realized gain (loss)	1,042
Change in net unrealized appreciation (depreciation)	2,649
Net increase (decrease) in net assets resulting from operations	4,005
Share transactions
Proceeds from sales of shares	100,000
Net increase (decrease) in net assets resulting from share transactions	100,000
Total increase (decrease) in net assets	104,005
Net Assets
Beginning of period	–
End of period	$104,005
Other Information
Undistributed net investment income end of period	$314
Shares
Sold	10,000
Net increase (decrease)	10,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2030 Fund

Six months ended (Unaudited)
September 30, 2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.37
Total from investment operations	.40
Net asset value, end of period	$10.40
Total ReturnC	4.00%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	.99%F
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rateD	7%G

 A For the period June 8, 2017 (commencement of operations) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

% of fund's net assets
Fidelity Series Emerging Markets Fund	9.3
Fidelity Series International Value Fund	9.2
Fidelity Series International Growth Fund	9.0
Fidelity Series Growth & Income Fund	9.0
Fidelity Series Intrinsic Opportunities Fund	8.7
Fidelity Series Growth Company Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.3
Fidelity Series Blue Chip Growth Fund	3.9
72.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.2%
International Equity Funds	30.6%
Bond Funds	7.1%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2035 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	130	$2,147
Fidelity Series 1000 Value Index Fund (a)	208	2,609
Fidelity Series All-Sector Equity Fund (a)	301	4,023
Fidelity Series Blue Chip Growth Fund (a)	311	4,117
Fidelity Series Commodity Strategy Fund (a)	388	2,031
Fidelity Series Growth & Income Fund (a)	619	9,415
Fidelity Series Growth Company Fund (a)	483	8,286
Fidelity Series Intrinsic Opportunities Fund (a)	530	9,111
Fidelity Series Opportunistic Insights Fund (a)	249	4,543
Fidelity Series Real Estate Equity Fund (a)	63	812
Fidelity Series Small Cap Discovery Fund (a)	101	1,209
Fidelity Series Small Cap Opportunities Fund (a)	264	3,690
Fidelity Series Stock Selector Large Cap Value Fund (a)	531	7,053
Fidelity Series Value Discovery Fund (a)	365	4,894
TOTAL DOMESTIC EQUITY FUNDS
(Cost $62,531)		63,940

International Equity Funds - 30.6%
Fidelity Series Canada Fund (a)	92	974
Fidelity Series Emerging Markets Fund (a)	470	9,687
Fidelity Series International Growth Fund (a)	595	9,452
Fidelity Series International Small Cap Fund (a)	128	2,286
Fidelity Series International Value Fund (a)	889	9,572
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,391)		31,971

Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund (a)	68	708
Fidelity Series Floating Rate High Income Fund (a)	24	232
Fidelity Series High Income Fund (a)	153	1,492
Fidelity Series Inflation-Protected Bond Index Fund (a)	82	810
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	154	1,738
Fidelity Series Long-Term Treasury Bond Index Fund (a)	215	1,892
Fidelity Series Real Estate Income Fund (a)	42	470
TOTAL BOND FUNDS
(Cost $7,387)		7,393

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	864	864
Fidelity Series Short-Term Credit Fund (a)	24	241
TOTAL SHORT-TERM FUNDS
(Cost $1,105)		1,105
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $101,414)		104,409
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$104,409

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,121	$62	$--	$--	$88	$2,147
Fidelity Series 1000 Value Index Fund	--	2,515	5	--	--	99	2,609
Fidelity Series All-Sector Equity Fund	--	4,041	152	--	(1)	135	4,023
Fidelity Series Blue Chip Growth Fund	--	4,698	370	8	(6)	(205)	4,117
Fidelity Series Canada Fund	--	919	--	--	--	55	974
Fidelity Series Commodity Strategy Fund	--	1,978	--	3	--	53	2,031
Fidelity Series Emerging Markets Debt Fund	--	704	--	14	--	4	708
Fidelity Series Emerging Markets Fund	--	9,927	1,024	--	81	703	9,687
Fidelity Series Floating Rate High Income Fund	--	233	--	3	--	(1)	232
Fidelity Series Government Money Market Fund 1.09%	--	864	--	3	--	--	864
Fidelity Series Growth & Income Fund	--	9,226	--	31	--	189	9,415
Fidelity Series Growth Company Fund	--	8,380	508	--	(6)	420	8,286
Fidelity Series High Income Fund	--	1,486	--	26	--	6	1,492
Fidelity Series Inflation-Protected Bond Index Fund	--	811	--	--	--	(1)	810
Fidelity Series International Credit Fund	--	51	--	--	--	--	51
Fidelity Series International Growth Fund	--	9,675	521	--	1	297	9,452
Fidelity Series International Small Cap Fund	--	2,240	57	--	1	102	2,286
Fidelity Series International Value Fund	--	9,660	516	--	2	426	9,572
Fidelity Series Intrinsic Opportunities Fund	--	8,971	--	64	--	140	9,111
Fidelity Series Investment Grade Bond Fund	--	1,733	--	13	--	5	1,738
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,901	--	8	--	(9)	1,892
Fidelity Series Opportunistic Insights Fund	--	4,690	326	--	(5)	184	4,543
Fidelity Series Real Estate Equity Fund	--	838	15	4	--	(11)	812
Fidelity Series Real Estate Income Fund	--	470	--	7	--	--	470
Fidelity Series Short-Term Credit Fund	--	241	--	1	--	--	241
Fidelity Series Small Cap Discovery Fund	--	1,186	9	5	--	32	1,209
Fidelity Series Small Cap Opportunities Fund	--	3,771	--	7	--	(81)	3,690
Fidelity Series Stock Selector Large Cap Value Fund	--	6,812	44	--	--	285	7,053
Fidelity Series Value Discovery Fund	--	9,258	4,478	47	34	80	4,894
Total	$--	$109,400	$8,087	$244	$101	$2,995	$104,409

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $101,414) — See accompanying schedule	$104,409
Total assets	104,409
Net Assets	$104,409
Net Assets consist of:
Paid in capital	$100,000
Undistributed net investment income	244
Accumulated undistributed net realized gain (loss) on investments	1,170
Net unrealized appreciation (depreciation) on investments	2,995
Net Assets, for 10,000 shares outstanding	$104,409
Net Asset Value, offering price and redemption price per share ($104,409 ÷ 10,000 shares)	$10.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$244
Net investment income (loss)		244
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$101
Capital gain distributions from underlying funds	1,069
Total net realized gain (loss)		1,170
Change in net unrealized appreciation (depreciation) on underlying funds		2,995
Net gain (loss)		4,165
Net increase (decrease) in net assets resulting from operations		$4,409

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$244
Net realized gain (loss)	1,170
Change in net unrealized appreciation (depreciation)	2,995
Net increase (decrease) in net assets resulting from operations	4,409
Share transactions
Proceeds from sales of shares	100,000
Net increase (decrease) in net assets resulting from share transactions	100,000
Total increase (decrease) in net assets	104,409
Net Assets
Beginning of period	–
End of period	$104,409
Other Information
Undistributed net investment income end of period	$244
Shares
Sold	10,000
Net increase (decrease)	10,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2035 Fund

Six months ended (Unaudited)
September 30, 2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.42
Total from investment operations	.44
Net asset value, end of period	$10.44
Total ReturnC	4.40%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	.76%F
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rateD	8%G

 A For the period June 8, 2017 (commencement of operations) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

% of fund's net assets
Fidelity Series Emerging Markets Fund	9.5
Fidelity Series International Value Fund	9.3
Fidelity Series Growth & Income Fund	9.2
Fidelity Series International Growth Fund	9.2
Fidelity Series Intrinsic Opportunities Fund	8.8
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.4
Fidelity Series Blue Chip Growth Fund	4.0
74.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.1%
International Equity Funds	31.1%
Bond Funds	5.7%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2040 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	131	$2,179
Fidelity Series 1000 Value Index Fund (a)	211	2,645
Fidelity Series All-Sector Equity Fund (a)	305	4,084
Fidelity Series Blue Chip Growth Fund (a)	316	4,180
Fidelity Series Commodity Strategy Fund (a)	392	2,048
Fidelity Series Growth & Income Fund (a)	630	9,589
Fidelity Series Growth Company Fund (a)	490	8,411
Fidelity Series Intrinsic Opportunities Fund (a)	537	9,226
Fidelity Series Opportunistic Insights Fund (a)	253	4,606
Fidelity Series Real Estate Equity Fund (a)	63	807
Fidelity Series Small Cap Discovery Fund (a)	102	1,227
Fidelity Series Small Cap Opportunities Fund (a)	271	3,787
Fidelity Series Stock Selector Large Cap Value Fund (a)	537	7,135
Fidelity Series Value Discovery Fund (a)	370	4,970
TOTAL DOMESTIC EQUITY FUNDS
(Cost $63,468)		64,894

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	93	986
Fidelity Series Emerging Markets Fund (a)	483	9,944
Fidelity Series International Growth Fund (a)	602	9,573
Fidelity Series International Small Cap Fund (a)	130	2,321
Fidelity Series International Value Fund (a)	899	9,680
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,893)		32,504

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	68	708
Fidelity Series Floating Rate High Income Fund (a)	24	232
Fidelity Series High Income Fund (a)	155	1,512
Fidelity Series Inflation-Protected Bond Index Fund (a)	83	818
Fidelity Series International Credit Fund (a)	3	34
Fidelity Series Investment Grade Bond Fund (a)	44	495
Fidelity Series Long-Term Treasury Bond Index Fund (a)	192	1,690
Fidelity Series Real Estate Income Fund (a)	42	470
TOTAL BOND FUNDS
(Cost $5,958)		5,959

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	843	843
Fidelity Series Short-Term Credit Fund (a)	25	251
TOTAL SHORT-TERM FUNDS
(Cost $1,094)		1,094
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $101,413)		104,451
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$104,451

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,140	$50	$--	$--	$89	$2,179
Fidelity Series 1000 Value Index Fund	--	2,547	2	--	--	100	2,645
Fidelity Series All-Sector Equity Fund	--	4,071	125	--	1	137	4,084
Fidelity Series Blue Chip Growth Fund	--	4,735	341	10	(6)	(208)	4,180
Fidelity Series Canada Fund	--	931	1	--	--	56	986
Fidelity Series Commodity Strategy Fund	--	1,996	1	3	--	53	2,048
Fidelity Series Emerging Markets Debt Fund	--	704	--	14	--	4	708
Fidelity Series Emerging Markets Fund	--	9,980	823	--	67	720	9,944
Fidelity Series Floating Rate High Income Fund	--	233	--	3	--	(1)	232
Fidelity Series Government Money Market Fund 1.09%	--	843	--	3	--	--	843
Fidelity Series Growth & Income Fund	--	9,411	13	32	--	191	9,589
Fidelity Series Growth Company Fund	--	8,490	495	--	(10)	426	8,411
Fidelity Series High Income Fund	--	1,506	--	26	--	6	1,512
Fidelity Series Inflation-Protected Bond Index Fund	--	830	11	--	--	(1)	818
Fidelity Series International Credit Fund	--	34	--	--	--	--	34
Fidelity Series International Growth Fund	--	9,770	498	--	--	301	9,573
Fidelity Series International Small Cap Fund	--	2,260	44	--	1	104	2,321
Fidelity Series International Value Fund	--	9,717	470	--	2	431	9,680
Fidelity Series Intrinsic Opportunities Fund	--	9,085	--	64	--	141	9,226
Fidelity Series Investment Grade Bond Fund	--	504	10	4	--	1	495
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,710	12	7	--	(8)	1,690
Fidelity Series Opportunistic Insights Fund	--	4,720	297	--	(4)	187	4,606
Fidelity Series Real Estate Equity Fund	--	828	10	4	--	(11)	807
Fidelity Series Real Estate Income Fund	--	470	--	7	--	--	470
Fidelity Series Short-Term Credit Fund	--	251	--	1	--	--	251
Fidelity Series Small Cap Discovery Fund	--	1,194	--	5	--	33	1,227
Fidelity Series Small Cap Opportunities Fund	--	3,870	--	7	--	(83)	3,787
Fidelity Series Stock Selector Large Cap Value Fund	--	6,888	41	--	--	288	7,135
Fidelity Series Value Discovery Fund	--	9,550	4,698	48	36	82	4,970
Total	$--	$109,268	$7,942	$238	$87	$3,038	$104,451

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $101,413) — See accompanying schedule	$104,451
Total assets	104,451
Net Assets	$104,451
Net Assets consist of:
Paid in capital	$100,000
Undistributed net investment income	238
Accumulated undistributed net realized gain (loss) on investments	1,175
Net unrealized appreciation (depreciation) on investments	3,038
Net Assets, for 10,000 shares outstanding	$104,451
Net Asset Value, offering price and redemption price per share ($104,451 ÷ 10,000 shares)	$10.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$238
Net investment income (loss)		238
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$87
Capital gain distributions from underlying funds	1,088
Total net realized gain (loss)		1,175
Change in net unrealized appreciation (depreciation) on underlying funds		3,038
Net gain (loss)		4,213
Net increase (decrease) in net assets resulting from operations		$4,451

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$238
Net realized gain (loss)	1,175
Change in net unrealized appreciation (depreciation)	3,038
Net increase (decrease) in net assets resulting from operations	4,451
Share transactions
Proceeds from sales of shares	100,000
Net increase (decrease) in net assets resulting from share transactions	100,000
Total increase (decrease) in net assets	104,451
Net Assets
Beginning of period	–
End of period	$104,451
Other Information
Undistributed net investment income end of period	$238
Shares
Sold	10,000
Net increase (decrease)	10,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2040 Fund

Six months ended (Unaudited)
September 30, 2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.43
Total from investment operations	.45
Net asset value, end of period	$10.45
Total ReturnC	4.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	.75%F
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rateD	8%G

 A For the period June 8, 2017 (commencement of operations) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

% of fund's net assets
Fidelity Series Emerging Markets Fund	9.5
Fidelity Series International Value Fund	9.3
Fidelity Series International Growth Fund	9.2
Fidelity Series Growth & Income Fund	9.1
Fidelity Series Intrinsic Opportunities Fund	8.9
Fidelity Series Growth Company Fund	8.1
Fidelity Series Stock Selector Large Cap Value Fund	6.9
Fidelity Series Value Discovery Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.4
Fidelity Series Blue Chip Growth Fund	4.0
74.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.1%
International Equity Funds	31.1%
Bond Funds	5.7%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2045 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	132	$2,179
Fidelity Series 1000 Value Index Fund (a)	211	2,645
Fidelity Series All-Sector Equity Fund (a)	306	4,085
Fidelity Series Blue Chip Growth Fund (a)	316	4,180
Fidelity Series Commodity Strategy Fund (a)	389	2,034
Fidelity Series Growth & Income Fund (a)	628	9,556
Fidelity Series Growth Company Fund (a)	490	8,413
Fidelity Series Intrinsic Opportunities Fund (a)	541	9,295
Fidelity Series Opportunistic Insights Fund (a)	253	4,606
Fidelity Series Real Estate Equity Fund (a)	64	825
Fidelity Series Small Cap Discovery Fund (a)	102	1,228
Fidelity Series Small Cap Opportunities Fund (a)	267	3,734
Fidelity Series Stock Selector Large Cap Value Fund (a)	539	7,160
Fidelity Series Value Discovery Fund (a)	368	4,934
TOTAL DOMESTIC EQUITY FUNDS
(Cost $63,445)		64,874

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	93	987
Fidelity Series Emerging Markets Fund (a)	483	9,959
Fidelity Series International Growth Fund (a)	603	9,574
Fidelity Series International Small Cap Fund (a)	129	2,318
Fidelity Series International Value Fund (a)	901	9,706
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,930)		32,544

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	67	697
Fidelity Series Floating Rate High Income Fund (a)	26	243
Fidelity Series High Income Fund (a)	154	1,502
Fidelity Series Inflation-Protected Bond Index Fund (a)	80	790
Fidelity Series International Credit Fund (a)	3	33
Fidelity Series Investment Grade Bond Fund (a)	44	495
Fidelity Series Long-Term Treasury Bond Index Fund (a)	194	1,703
Fidelity Series Real Estate Income Fund (a)	42	470
TOTAL BOND FUNDS
(Cost $5,931)		5,933

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	859	859
Fidelity Series Short-Term Credit Fund (a)	25	251
TOTAL SHORT-TERM FUNDS
(Cost $1,110)		1,110
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $101,416)		104,461
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$104,461

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,154	$64	$--	$--	$89	$2,179
Fidelity Series 1000 Value Index Fund	--	2,560	15	--	--	100	2,645
Fidelity Series All-Sector Equity Fund	--	4,085	136	--	(1)	137	4,085
Fidelity Series Blue Chip Growth Fund	--	4,744	350	10	(6)	(208)	4,180
Fidelity Series Canada Fund	--	932	1	--	--	56	987
Fidelity Series Commodity Strategy Fund	--	1,981	--	3	--	53	2,034
Fidelity Series Emerging Markets Debt Fund	--	693	--	13	--	4	697
Fidelity Series Emerging Markets Fund	--	9,981	810	--	68	720	9,959
Fidelity Series Floating Rate High Income Fund	--	244	--	4	--	(1)	243
Fidelity Series Government Money Market Fund 1.09%	--	859	--	3	--	--	859
Fidelity Series Growth & Income Fund	--	9,365	--	31	--	191	9,556
Fidelity Series Growth Company Fund	--	8,420	434	--	--	427	8,413
Fidelity Series High Income Fund	--	1,496	--	26	--	6	1,502
Fidelity Series Inflation-Protected Bond Index Fund	--	791	--	--	--	(1)	790
Fidelity Series International Credit Fund	--	33	--	--	--	--	33
Fidelity Series International Growth Fund	--	9,770	497	--	--	301	9,574
Fidelity Series International Small Cap Fund	--	2,259	46	--	1	104	2,318
Fidelity Series International Value Fund	--	9,791	518	--	1	432	9,706
Fidelity Series Intrinsic Opportunities Fund	--	9,150	--	64	--	145	9,295
Fidelity Series Investment Grade Bond Fund	--	504	10	4	--	1	495
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,723	12	7	--	(8)	1,703
Fidelity Series Opportunistic Insights Fund	--	4,730	306	--	(5)	187	4,606
Fidelity Series Real Estate Equity Fund	--	846	10	4	--	(11)	825
Fidelity Series Real Estate Income Fund	--	470	--	7	--	--	470
Fidelity Series Short-Term Credit Fund	--	251	--	1	--	--	251
Fidelity Series Small Cap Discovery Fund	--	1,217	22	5	--	33	1,228
Fidelity Series Small Cap Opportunities Fund	--	3,816	--	7	--	(82)	3,734
Fidelity Series Stock Selector Large Cap Value Fund	--	6,895	24	--	--	289	7,160
Fidelity Series Value Discovery Fund	--	9,570	4,753	47	36	81	4,934
Total	$--	$109,330	$8,008	$236	$94	$3,045	$104,461

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $101,416) — See accompanying schedule	$104,461
Total assets	104,461
Net Assets	$104,461
Net Assets consist of:
Paid in capital	$100,000
Undistributed net investment income	236
Accumulated undistributed net realized gain (loss) on investments	1,180
Net unrealized appreciation (depreciation) on investments	3,045
Net Assets, for 10,000 shares outstanding	$104,461
Net Asset Value, offering price and redemption price per share ($104,461 ÷ 10,000 shares)	$10.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$236
Net investment income (loss)		236
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$94
Capital gain distributions from underlying funds	1,086
Total net realized gain (loss)		1,180
Change in net unrealized appreciation (depreciation) on underlying funds		3,045
Net gain (loss)		4,225
Net increase (decrease) in net assets resulting from operations		$4,461

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$236
Net realized gain (loss)	1,180
Change in net unrealized appreciation (depreciation)	3,045
Net increase (decrease) in net assets resulting from operations	4,461
Share transactions
Proceeds from sales of shares	100,000
Net increase (decrease) in net assets resulting from share transactions	100,000
Total increase (decrease) in net assets	104,461
Net Assets
Beginning of period	–
End of period	$104,461
Other Information
Undistributed net investment income end of period	$236
Shares
Sold	10,000
Net increase (decrease)	10,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2045 Fund

Six months ended (Unaudited)
September 30, 2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.43
Total from investment operations	.45
Net asset value, end of period	$10.45
Total ReturnC	4.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	.74%F
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rateD	8%G

 A For the period June 8, 2017 (commencement of operations) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

% of fund's net assets
Fidelity Series Emerging Markets Fund	9.5
Fidelity Series International Value Fund	9.3
Fidelity Series Growth & Income Fund	9.2
Fidelity Series International Growth Fund	9.2
Fidelity Series Intrinsic Opportunities Fund	8.8
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.4
Fidelity Series Blue Chip Growth Fund	4.0
73.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.1%
International Equity Funds	31.1%
Bond Funds	5.7%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2050 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	132	$2,179
Fidelity Series 1000 Value Index Fund (a)	211	2,645
Fidelity Series All-Sector Equity Fund (a)	310	4,147
Fidelity Series Blue Chip Growth Fund (a)	316	4,180
Fidelity Series Commodity Strategy Fund (a)	392	2,048
Fidelity Series Growth & Income Fund (a)	630	9,589
Fidelity Series Growth Company Fund (a)	486	8,340
Fidelity Series Intrinsic Opportunities Fund (a)	538	9,250
Fidelity Series Opportunistic Insights Fund (a)	253	4,606
Fidelity Series Real Estate Equity Fund (a)	63	807
Fidelity Series Small Cap Discovery Fund (a)	102	1,227
Fidelity Series Small Cap Opportunities Fund (a)	270	3,779
Fidelity Series Stock Selector Large Cap Value Fund (a)	537	7,135
Fidelity Series Value Discovery Fund (a)	370	4,970
TOTAL DOMESTIC EQUITY FUNDS
(Cost $63,478)		64,902

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	93	986
Fidelity Series Emerging Markets Fund (a)	483	9,955
Fidelity Series International Growth Fund (a)	602	9,573
Fidelity Series International Small Cap Fund (a)	129	2,318
Fidelity Series International Value Fund (a)	899	9,684
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,903)		32,516

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	67	697
Fidelity Series Floating Rate High Income Fund (a)	26	243
Fidelity Series High Income Fund (a)	154	1,502
Fidelity Series Inflation-Protected Bond Index Fund (a)	80	790
Fidelity Series International Credit Fund (a)	3	34
Fidelity Series Investment Grade Bond Fund (a)	44	495
Fidelity Series Long-Term Treasury Bond Index Fund (a)	193	1,700
Fidelity Series Real Estate Income Fund (a)	42	470
TOTAL BOND FUNDS
(Cost $5,928)		5,931

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	854	854
Fidelity Series Short-Term Credit Fund (a)	25	251
TOTAL SHORT-TERM FUNDS
(Cost $1,105)		1,105
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $101,414)		104,454
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$104,454

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,140	$50	$--	$--	$89	$2,179
Fidelity Series 1000 Value Index Fund	--	2,548	4	--	--	101	2,645
Fidelity Series All-Sector Equity Fund	--	4,080	72	--	(1)	140	4,147
Fidelity Series Blue Chip Growth Fund	--	4,721	326	9	(7)	(208)	4,180
Fidelity Series Canada Fund	--	931	1	--	--	56	986
Fidelity Series Commodity Strategy Fund	--	1,996	1	3	--	53	2,048
Fidelity Series Emerging Markets Debt Fund	--	693	--	13	--	4	697
Fidelity Series Emerging Markets Fund	--	9,981	813	--	67	720	9,955
Fidelity Series Floating Rate High Income Fund	--	244	--	4	--	(1)	243
Fidelity Series Government Money Market Fund 1.09%	--	854	--	3	--	--	854
Fidelity Series Growth & Income Fund	--	9,411	14	32	--	192	9,589
Fidelity Series Growth Company Fund	--	8,379	458	--	(4)	423	8,340
Fidelity Series High Income Fund	--	1,496	--	26	--	6	1,502
Fidelity Series Inflation-Protected Bond Index Fund	--	791	--	--	--	(1)	790
Fidelity Series International Credit Fund	--	34	--	--	--	--	34
Fidelity Series International Growth Fund	--	9,770	498	--	--	301	9,573
Fidelity Series International Small Cap Fund	--	2,259	46	--	1	104	2,318
Fidelity Series International Value Fund	--	9,727	474	--	2	429	9,684
Fidelity Series Intrinsic Opportunities Fund	--	9,108	--	64	--	142	9,250
Fidelity Series Investment Grade Bond Fund	--	504	10	4	--	1	495
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,720	12	7	--	(8)	1,700
Fidelity Series Opportunistic Insights Fund	--	4,730	306	--	(5)	187	4,606
Fidelity Series Real Estate Equity Fund	--	828	10	4	--	(11)	807
Fidelity Series Real Estate Income Fund	--	470	--	7	--	--	470
Fidelity Series Short-Term Credit Fund	--	251	--	1	--	--	251
Fidelity Series Small Cap Discovery Fund	--	1,195	1	5	--	33	1,227
Fidelity Series Small Cap Opportunities Fund	--	3,862	--	7	--	(83)	3,779
Fidelity Series Stock Selector Large Cap Value Fund	--	6,871	25	--	--	289	7,135
Fidelity Series Value Discovery Fund	--	9,558	4,706	48	36	82	4,970
Total	$--	$109,152	$7,827	$237	$89	$3,040	$104,454

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $101,414) — See accompanying schedule	$104,454
Total assets	104,454
Net Assets	$104,454
Net Assets consist of:
Paid in capital	$100,000
Undistributed net investment income	237
Accumulated undistributed net realized gain (loss) on investments	1,177
Net unrealized appreciation (depreciation) on investments	3,040
Net Assets, for 10,000 shares outstanding	$104,454
Net Asset Value, offering price and redemption price per share ($104,454 ÷ 10,000 shares)	$10.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$237
Net investment income (loss)		237
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$89
Capital gain distributions from underlying funds	1,088
Total net realized gain (loss)		1,177
Change in net unrealized appreciation (depreciation) on underlying funds		3,040
Net gain (loss)		4,217
Net increase (decrease) in net assets resulting from operations		$4,454

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$237
Net realized gain (loss)	1,177
Change in net unrealized appreciation (depreciation)	3,040
Net increase (decrease) in net assets resulting from operations	4,454
Share transactions
Proceeds from sales of shares	100,000
Net increase (decrease) in net assets resulting from share transactions	100,000
Total increase (decrease) in net assets	104,454
Net Assets
Beginning of period	–
End of period	$104,454
Other Information
Undistributed net investment income end of period	$237
Shares
Sold	10,000
Net increase (decrease)	10,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2050 Fund

Six months ended (Unaudited)
September 30, 2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.43
Total from investment operations	.45
Net asset value, end of period	$10.45
Total ReturnC	4.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	.74%F
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rateD	8%G

 A For the period June 8, 2017 (commencement of operations) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

% of fund's net assets
Fidelity Series Emerging Markets Fund	9.5
Fidelity Series International Value Fund	9.3
Fidelity Series Growth & Income Fund	9.2
Fidelity Series International Growth Fund	9.2
Fidelity Series Intrinsic Opportunities Fund	8.8
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.4
Fidelity Series Blue Chip Growth Fund	4.0
74.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.1%
International Equity Funds	31.1%
Bond Funds	5.7%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2055 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	132	$2,179
Fidelity Series 1000 Value Index Fund (a)	211	2,645
Fidelity Series All-Sector Equity Fund (a)	306	4,085
Fidelity Series Blue Chip Growth Fund (a)	316	4,180
Fidelity Series Commodity Strategy Fund (a)	392	2,048
Fidelity Series Growth & Income Fund (a)	630	9,589
Fidelity Series Growth Company Fund (a)	490	8,412
Fidelity Series Intrinsic Opportunities Fund (a)	538	9,250
Fidelity Series Opportunistic Insights Fund (a)	253	4,606
Fidelity Series Real Estate Equity Fund (a)	64	825
Fidelity Series Small Cap Discovery Fund (a)	102	1,227
Fidelity Series Small Cap Opportunities Fund (a)	270	3,770
Fidelity Series Stock Selector Large Cap Value Fund (a)	537	7,135
Fidelity Series Value Discovery Fund (a)	370	4,970
TOTAL DOMESTIC EQUITY FUNDS
(Cost $63,494)		64,921

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	93	988
Fidelity Series Emerging Markets Fund (a)	483	9,960
Fidelity Series International Growth Fund (a)	603	9,574
Fidelity Series International Small Cap Fund (a)	129	2,318
Fidelity Series International Value Fund (a)	899	9,683
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,909)		32,523

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	66	687
Fidelity Series Floating Rate High Income Fund (a)	26	243
Fidelity Series High Income Fund (a)	154	1,502
Fidelity Series Inflation-Protected Bond Index Fund (a)	78	770
Fidelity Series International Credit Fund (a)	3	33
Fidelity Series Investment Grade Bond Fund (a)	44	495
Fidelity Series Long-Term Treasury Bond Index Fund (a)	194	1,703
Fidelity Series Real Estate Income Fund (a)	42	470
TOTAL BOND FUNDS
(Cost $5,902)		5,903

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	872	872
Fidelity Series Short-Term Credit Fund (a)	24	241
TOTAL SHORT-TERM FUNDS
(Cost $1,113)		1,113
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $101,418)		104,460
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$104,460

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,150	$60	$--	$--	$89	$2,179
Fidelity Series 1000 Value Index Fund	--	2,548	4	--	--	101	2,645
Fidelity Series All-Sector Equity Fund	--	4,091	143	--	--	137	4,085
Fidelity Series Blue Chip Growth Fund	--	4,754	360	9	(6)	(208)	4,180
Fidelity Series Canada Fund	--	932	--	--	--	56	988
Fidelity Series Commodity Strategy Fund	--	1,996	1	3	--	53	2,048
Fidelity Series Emerging Markets Debt Fund	--	683	--	13	--	4	687
Fidelity Series Emerging Markets Fund	--	9,984	810	--	66	720	9,960
Fidelity Series Floating Rate High Income Fund	--	244	--	4	--	(1)	243
Fidelity Series Government Money Market Fund 1.09%	--	872	--	3	--	--	872
Fidelity Series Growth & Income Fund	--	9,420	23	32	--	192	9,589
Fidelity Series Growth Company Fund	--	8,180	191	--	(3)	426	8,412
Fidelity Series High Income Fund	--	1,496	--	26	--	6	1,502
Fidelity Series Inflation-Protected Bond Index Fund	--	771	--	--	--	(1)	770
Fidelity Series International Credit Fund	--	33	--	--	--	--	33
Fidelity Series International Growth Fund	--	9,771	498	--	--	301	9,574
Fidelity Series International Small Cap Fund	--	2,259	46	--	1	104	2,318
Fidelity Series International Value Fund	--	9,769	519	--	2	431	9,683
Fidelity Series Intrinsic Opportunities Fund	--	9,108	--	64	--	142	9,250
Fidelity Series Investment Grade Bond Fund	--	504	10	4	--	1	495
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,723	12	7	--	(8)	1,703
Fidelity Series Opportunistic Insights Fund	--	4,749	327	--	(3)	187	4,606
Fidelity Series Real Estate Equity Fund	--	847	11	4	--	(11)	825
Fidelity Series Real Estate Income Fund	--	470	--	7	--	--	470
Fidelity Series Short-Term Credit Fund	--	241	--	1	--	--	241
Fidelity Series Small Cap Discovery Fund	--	1,195	1	5	--	33	1,227
Fidelity Series Small Cap Opportunities Fund	--	3,853	--	7	--	(83)	3,770
Fidelity Series Stock Selector Large Cap Value Fund	--	6,904	58	--	--	289	7,135
Fidelity Series Value Discovery Fund	--	9,568	4,716	48	36	82	4,970
Total	$--	$109,115	$7,790	$237	$93	$3,042	$104,460

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $101,418) — See accompanying schedule	$104,460
Total assets	104,460
Net Assets	$104,460
Net Assets consist of:
Paid in capital	$100,000
Undistributed net investment income	237
Accumulated undistributed net realized gain (loss) on investments	1,181
Net unrealized appreciation (depreciation) on investments	3,042
Net Assets, for 10,000 shares outstanding	$104,460
Net Asset Value, offering price and redemption price per share ($104,460 ÷ 10,000 shares)	$10.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$237
Net investment income (loss)		237
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$93
Capital gain distributions from underlying funds	1,088
Total net realized gain (loss)		1,181
Change in net unrealized appreciation (depreciation) on underlying funds		3,042
Net gain (loss)		4,223
Net increase (decrease) in net assets resulting from operations		$4,460

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$237
Net realized gain (loss)	1,181
Change in net unrealized appreciation (depreciation)	3,042
Net increase (decrease) in net assets resulting from operations	4,460
Share transactions
Proceeds from sales of shares	100,000
Net increase (decrease) in net assets resulting from share transactions	100,000
Total increase (decrease) in net assets	104,460
Net Assets
Beginning of period	–
End of period	$104,460
Other Information
Undistributed net investment income end of period	$237
Shares
Sold	10,000
Net increase (decrease)	10,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2055 Fund

Six months ended (Unaudited)
September 30, 2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.43
Total from investment operations	.45
Net asset value, end of period	$10.45
Total ReturnC	4.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	.74%F
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rateD	8%G

 A For the period June 8, 2017 (commencement of operations) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

% of fund's net assets
Fidelity Series Emerging Markets Fund	9.5
Fidelity Series International Value Fund	9.3
Fidelity Series Growth & Income Fund	9.2
Fidelity Series International Growth Fund	9.2
Fidelity Series Intrinsic Opportunities Fund	8.9
Fidelity Series Growth Company Fund	8.0
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Value Discovery Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.4
Fidelity Series Blue Chip Growth Fund	4.0
74.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.1%
Bond Funds	5.6%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom 2060 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	132	$2,182
Fidelity Series 1000 Value Index Fund (a)	211	2,645
Fidelity Series All-Sector Equity Fund (a)	311	4,159
Fidelity Series Blue Chip Growth Fund (a)	316	4,180
Fidelity Series Commodity Strategy Fund (a)	392	2,048
Fidelity Series Growth & Income Fund (a)	630	9,590
Fidelity Series Growth Company Fund (a)	485	8,316
Fidelity Series Intrinsic Opportunities Fund (a)	539	9,264
Fidelity Series Opportunistic Insights Fund (a)	253	4,606
Fidelity Series Real Estate Equity Fund (a)	64	829
Fidelity Series Small Cap Discovery Fund (a)	102	1,227
Fidelity Series Small Cap Opportunities Fund (a)	271	3,785
Fidelity Series Stock Selector Large Cap Value Fund (a)	537	7,136
Fidelity Series Value Discovery Fund (a)	370	4,970
TOTAL DOMESTIC EQUITY FUNDS
(Cost $63,513)		64,937

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	93	988
Fidelity Series Emerging Markets Fund (a)	483	9,961
Fidelity Series International Growth Fund (a)	603	9,574
Fidelity Series International Small Cap Fund (a)	129	2,318
Fidelity Series International Value Fund (a)	899	9,687
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,915)		32,528

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund (a)	62	646
Fidelity Series Floating Rate High Income Fund (a)	24	232
Fidelity Series High Income Fund (a)	154	1,502
Fidelity Series Inflation-Protected Bond Index Fund (a)	79	780
Fidelity Series International Credit Fund (a)	5	49
Fidelity Series Investment Grade Bond Fund (a)	44	498
Fidelity Series Long-Term Treasury Bond Index Fund (a)	194	1,702
Fidelity Series Real Estate Income Fund (a)	42	470
TOTAL BOND FUNDS
(Cost $5,877)		5,879

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	876	876
Fidelity Series Short-Term Credit Fund (a)	24	241
TOTAL SHORT-TERM FUNDS
(Cost $1,117)		1,117
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $101,422)		104,461
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$104,461

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,180	$88	$--	$--	$90	$2,182
Fidelity Series 1000 Value Index Fund	--	2,582	38	--	--	101	2,645
Fidelity Series All-Sector Equity Fund	--	4,140	120	--	(1)	140	4,159
Fidelity Series Blue Chip Growth Fund	--	4,796	401	11	(7)	(208)	4,180
Fidelity Series Canada Fund	--	932	--	--	--	56	988
Fidelity Series Commodity Strategy Fund	--	1,997	2	3	--	53	2,048
Fidelity Series Emerging Markets Debt Fund	--	642	--	12	--	4	646
Fidelity Series Emerging Markets Fund	--	10,012	840	--	69	720	9,961
Fidelity Series Floating Rate High Income Fund	--	233	--	3	--	(1)	232
Fidelity Series Government Money Market Fund 1.09%	--	876	--	3	--	--	876
Fidelity Series Growth & Income Fund	--	9,489	93	32	--	194	9,590
Fidelity Series Growth Company Fund	--	7,901	--	--	--	415	8,316
Fidelity Series High Income Fund	--	1,496	--	26	--	6	1,502
Fidelity Series Inflation-Protected Bond Index Fund	--	781	--	--	--	(1)	780
Fidelity Series International Credit Fund	--	49	--	--	--	--	49
Fidelity Series International Growth Fund	--	9,780	507	--	--	301	9,574
Fidelity Series International Small Cap Fund	--	2,269	56	--	1	104	2,318
Fidelity Series International Value Fund	--	9,724	469	--	1	431	9,687
Fidelity Series Intrinsic Opportunities Fund	--	9,120	--	64	--	144	9,264
Fidelity Series Investment Grade Bond Fund	--	504	7	4	--	1	498
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,722	12	7	--	(8)	1,702
Fidelity Series Opportunistic Insights Fund	--	4,790	365	--	(6)	187	4,606
Fidelity Series Real Estate Equity Fund	--	881	40	4	--	(12)	829
Fidelity Series Real Estate Income Fund	--	470	--	7	--	--	470
Fidelity Series Short-Term Credit Fund	--	241	--	1	--	--	241
Fidelity Series Small Cap Discovery Fund	--	1,215	21	5	--	33	1,227
Fidelity Series Small Cap Opportunities Fund	--	3,868	--	7	--	(83)	3,785
Fidelity Series Stock Selector Large Cap Value Fund	--	6,930	85	--	1	290	7,136
Fidelity Series Value Discovery Fund	--	9,610	4,759	49	37	82	4,970
Total	$--	$109,230	$7,903	$238	$95	$3,039	$104,461

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom 2060 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $101,422) — See accompanying schedule	$104,461
Total assets	104,461
Net Assets	$104,461
Net Assets consist of:
Paid in capital	$100,000
Undistributed net investment income	238
Accumulated undistributed net realized gain (loss) on investments	1,184
Net unrealized appreciation (depreciation) on investments	3,039
Net Assets, for 10,000 shares outstanding	$104,461
Net Asset Value, offering price and redemption price per share ($104,461 ÷ 10,000 shares)	$10.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$238
Net investment income (loss)		238
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	$95
Capital gain distributions from underlying funds	1,089
Total net realized gain (loss)		1,184
Change in net unrealized appreciation (depreciation) on underlying funds		3,039
Net gain (loss)		4,223
Net increase (decrease) in net assets resulting from operations		$4,461

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 8, 2017 (commencement of operations) to September 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$238
Net realized gain (loss)	1,184
Change in net unrealized appreciation (depreciation)	3,039
Net increase (decrease) in net assets resulting from operations	4,461
Share transactions
Proceeds from sales of shares	100,000
Net increase (decrease) in net assets resulting from share transactions	100,000
Total increase (decrease) in net assets	104,461
Net Assets
Beginning of period	–
End of period	$104,461
Other Information
Undistributed net investment income end of period	$238
Shares
Sold	10,000
Net increase (decrease)	10,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom 2060 Fund

Six months ended (Unaudited)
September 30, 2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.43
Total from investment operations	.45
Net asset value, end of period	$10.45
Total ReturnC	4.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	.75%F
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rateD	8%G

 A For the period June 8, 2017 (commencement of operations) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2017

1. Organization.

Fidelity Flex Freedom Income Fund, Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Freedom Flex 2045 Fund, Fidelity Freedom Flex 2050 Fund, Fidelity Freedom Flex 2055 Fund and Fidelity Freedom Flex 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds are available only to certain fee-based accounts offered by Fidelity. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). During the period, one of the Underlying Funds changed its name from Fidelity Series Equity-Income Fund to Fidelity Series Value Discovery Fund.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Flex Freedom Income Fund	$100,858	$1,090	$(85)	$1,005
Fidelity Flex Freedom 2005 Fund	100,968	1,443	(121)	1,322
Fidelity Flex Freedom 2010 Fund	101,051	1,759	(153)	1,606
Fidelity Flex Freedom 2015 Fund	101,137	2,058	(184)	1,874
Fidelity Flex Freedom 2020 Fund	101,191	2,281	(207)	2,074
Fidelity Flex Freedom 2025 Fund	101,242	2,477	(228)	2,249
Fidelity Flex Freedom 2030 Fund	101,357	2,928	(279)	2,649
Fidelity Flex Freedom 2035 Fund	101,414	3,314	(319)	2,995
Fidelity Flex Freedom 2040 Fund	101,413	3,362	(324)	3,038
Fidelity Flex Freedom 2045 Fund	101,417	3,366	(322)	3,044
Fidelity Flex Freedom 2050 Fund	101,414	3,364	(324)	3,040
Fidelity Flex Freedom 2055 Fund	101,418	3,366	(324)	3,042
Fidelity Flex Freedom 2060 Fund	101,422	3,362	(323)	3,039

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Flex Freedom Income Fund	104,491	3,725
Fidelity Flex Freedom 2005 Fund	105,614	4,754
Fidelity Flex Freedom 2010 Fund	106,139	5,198
Fidelity Flex Freedom 2015 Fund	106,864	5,840
Fidelity Flex Freedom 2020 Fund	107,225	6,143
Fidelity Flex Freedom 2025 Fund	107,620	6,488
Fidelity Flex Freedom 2030 Fund	108,821	7,579
Fidelity Flex Freedom 2035 Fund	109,400	8,087
Fidelity Flex Freedom 2040 Fund	109,268	7,942
Fidelity Flex Freedom 2045 Fund	109,330	8,008
Fidelity Flex Freedom 2050 Fund	109,152	7,827
Fidelity Flex Freedom 2055 Fund	109,115	7,790
Fidelity Flex Freedom 2060 Fund	109,230	7,903

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services and the Funds do not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Funds, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Flex Freedom Income Fund	100%
Fidelity Flex Freedom 2005 Fund	100%
Fidelity Flex Freedom 2010 Fund	100%
Fidelity Flex Freedom 2015 Fund	100%
Fidelity Flex Freedom 2020 Fund	100%
Fidelity Flex Freedom 2025 Fund	100%
Fidelity Flex Freedom 2030 Fund	100%
Fidelity Flex Freedom 2035 Fund	100%
Fidelity Flex Freedom 2040 Fund	100%
Fidelity Flex Freedom 2045 Fund	100%
Fidelity Flex Freedom 2050 Fund	100%
Fidelity Flex Freedom 2055 Fund	100%
Fidelity Flex Freedom 2060 Fund	100%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 8, 2017 to September 30, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value September 30, 2017	Expenses Paid During Period
Fidelity Flex Freedom Income Fund	- %
Actual		$1,000.00	$1,018.30	$--B
Hypothetical-C		$1,000.00	$1,025.07	$--D
Fidelity Flex Freedom 2005 Fund	- %
Actual		$1,000.00	$1,023.00	$--B
Hypothetical-C		$1,000.00	$1,025.07	$--D
Fidelity Flex Freedom 2010 Fund	- %
Actual		$1,000.00	$1,027.00	$--B
Hypothetical-C		$1,000.00	$1,025.07	$--D
Fidelity Flex Freedom 2015 Fund	- %
Actual		$1,000.00	$1,030.00	$--B
Hypothetical-C		$1,000.00	$1,025.07	$--D
Fidelity Flex Freedom 2020 Fund	- %
Actual		$1,000.00	$1,033.00	$--B
Hypothetical-C		$1,000.00	$1,025.07	$--D
Fidelity Flex Freedom 2025 Fund	- %
Actual		$1,000.00	$1,035.00	$--B
Hypothetical-C		$1,000.00	$1,025.07	$--D
Fidelity Flex Freedom 2030 Fund	- %
Actual		$1,000.00	$1,040.00	$--B
Hypothetical-C		$1,000.00	$1,025.07	$--D
Fidelity Flex Freedom 2035 Fund	- %
Actual		$1,000.00	$1,044.00	$--B
Hypothetical-C		$1,000.00	$1,025.07	$--D
Fidelity Flex Freedom 2040 Fund	- %
Actual		$1,000.00	$1,045.00	$--B
Hypothetical-C		$1,000.00	$1,025.07	$--D
Fidelity Flex Freedom 2045 Fund	- %
Actual		$1,000.00	$1,045.00	$--B
Hypothetical-C		$1,000.00	$1,025.07	$--D
Fidelity Flex Freedom 2050 Fund	- %
Actual		$1,000.00	$1,045.00	$--B
Hypothetical-C		$1,000.00	$1,025.07	$--D
Fidelity Flex Freedom 2055 Fund	- %
Actual		$1,000.00	$1,045.00	$--B
Hypothetical-C		$1,000.00	$1,025.07	$--D
Fidelity Flex Freedom 2060 Fund	- %
Actual		$1,000.00	$1,045.00	$--B
Hypothetical-C		$1,000.00	$1,025.07	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 115/365 (to reflect the period June 8, 2017 to September 30, 2017).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Freedom 2005 Fund
Fidelity Flex Freedom 2010 Fund
Fidelity Flex Freedom 2015 Fund
Fidelity Flex Freedom 2020 Fund
Fidelity Flex Freedom 2025 Fund
Fidelity Flex Freedom 2030 Fund
Fidelity Flex Freedom 2035 Fund
Fidelity Flex Freedom 2040 Fund
Fidelity Flex Freedom 2045 Fund
Fidelity Flex Freedom 2050 Fund
Fidelity Flex Freedom 2055 Fund
Fidelity Flex Freedom 2060 Fund
Fidelity Flex Freedom Income Fund

On January 18, 2017 the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement with FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contract. The Board considered the Investment Adviser's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contract should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that each fund is available exclusively to retirement plans offered through certain Fidelity fee-based programs. The Board considered that while each fund does not pay a management fee, FMRC is indirectly compensated for its services out of the program fee. The Board noted that FMRC pays all operating expenses, with certain limited exceptions, on behalf of each fund. Based on its review, the Board concluded that each fund's fee structure was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contract. In connection with its future renewal of each fund's Advisory Contract, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which each fund invests.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted, however, that because each fund pays no advisory fees and FMRC bears most expenses of each fund, economies of scale cannot be realized by each fund.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be approved.

XFC-SANN-1117
1.9884227.100

Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 - Class K Semi-Annual Report September 30, 2017

Contents

Fidelity Freedom® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	37.2	37.5
Fidelity Series Government Money Market Fund 1.09%	20.9	21.0
Fidelity Series Short-Term Credit Fund	6.8	7.0
Fidelity Series Emerging Markets Fund	3.9	4.7
Fidelity Series Inflation-Protected Bond Index Fund	3.7	3.8
Fidelity Series International Value Fund	2.8	2.7
Fidelity Series International Growth Fund	2.8	2.6
Fidelity Series Intrinsic Opportunities Fund	2.3	1.6
Fidelity Series Growth & Income Fund	2.1	1.7
Fidelity Series Commodity Strategy Fund	2.0	1.7
	84.5	84.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.0%
International Equity Funds	10.5%
Bond Funds	45.8%
Short-Term Funds	27.7%

Six months ago
Domestic Equity Funds	17.1%
International Equity Funds	10.6%
Bond Funds	44.3%
Short-Term Funds	28.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	1,097,721	$18,189,233
Fidelity Series 1000 Value Index Fund (a)	1,750,446	21,985,604
Fidelity Series All-Sector Equity Fund (a)	2,543,358	34,004,694
Fidelity Series Blue Chip Growth Fund (a)	2,628,701	34,804,005
Fidelity Series Commodity Strategy Fund (a)	14,524,047	75,960,766
Fidelity Series Growth & Income Fund (a)	5,237,803	79,666,988
Fidelity Series Growth Company Fund (a)	4,046,410	69,436,388
Fidelity Series Intrinsic Opportunities Fund (a)	5,033,828	86,481,157
Fidelity Series Opportunistic Insights Fund (a)	2,103,613	38,348,857
Fidelity Series Real Estate Equity Fund (a)	533,556	6,888,212
Fidelity Series Small Cap Discovery Fund (a)	851,107	10,213,284
Fidelity Series Small Cap Opportunities Fund (a)	2,252,764	31,493,635
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,460,971	59,286,306
Fidelity Series Value Discovery Fund (a)	3,064,195	41,121,502
TOTAL DOMESTIC EQUITY FUNDS
(Cost $462,104,633)		607,880,631

International Equity Funds - 10.5%
Fidelity Series Canada Fund (a)	1,007,068	10,715,205
Fidelity Series Emerging Markets Fund (a)	7,142,065	147,126,541
Fidelity Series International Growth Fund (a)	6,629,991	105,350,554
Fidelity Series International Small Cap Fund (a)	1,430,281	25,616,337
Fidelity Series International Value Fund (a)	10,013,085	107,840,926
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $291,292,591)		396,649,563

Bond Funds - 45.8%
Fidelity Series Emerging Markets Debt Fund (a)	2,788,270	29,165,303
Fidelity Series Floating Rate High Income Fund (a)	969,267	9,198,349
Fidelity Series High Income Fund (a)	5,853,671	57,073,291
Fidelity Series Inflation-Protected Bond Index Fund (a)	14,278,214	141,211,540
Fidelity Series International Credit Fund (a)	185,006	1,859,314
Fidelity Series Investment Grade Bond Fund (a)	125,032,062	1,414,112,620
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,901,291	69,452,350
Fidelity Series Real Estate Income Fund (a)	1,622,870	18,127,453
TOTAL BOND FUNDS
(Cost $1,694,337,831)		1,740,200,220

Short-Term Funds - 27.7%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	795,402,632	795,402,632
Fidelity Series Short-Term Credit Fund (a)	25,760,047	257,342,870
TOTAL SHORT-TERM FUNDS
(Cost $1,052,532,048)		1,052,745,502
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,500,267,103)		3,797,475,916
NET OTHER ASSETS (LIABILITIES) - 0.0%		(752,950)
NET ASSETS - 100%		$3,796,722,966

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$11,491,675	$313,457	$2,142,067	$--	$648,035	$302,183	$18,189,233
Fidelity Series 1000 Value Index Fund	14,043,610	447,702	2,436,371	--	86,404	784,566	21,985,604
Fidelity Series All-Sector Equity Fund	21,673,165	592,813	4,284,785	--	761,679	1,080,380	34,004,694
Fidelity Series Blue Chip Growth Fund	22,111,317	3,620,117	5,486,124	67,377	1,369,186	(1,409,835)	34,804,005
Fidelity Series Canada Fund	--	10,397,641	22,598	--	120	121,242	10,715,205
Fidelity Series Commodity Strategy Fund	35,467,629	10,495,842	2,307,390	116,191	(1,009,411)	683,046	75,960,766
Fidelity Series Emerging Markets Debt Fund	16,127,912	996,647	629,285	538,710	2,684	287,386	29,165,303
Fidelity Series Emerging Markets Fund	100,230,776	3,041,873	48,021,112	--	7,869,246	6,888,906	147,126,541
Fidelity Series Floating Rate High Income Fund	5,291,055	286,762	259,241	130,257	(5,430)	(11,146)	9,198,349
Fidelity Series Government Money Market Fund 1.09%	449,183,508	29,176,806	21,244,310	2,225,820	--	--	795,402,632
Fidelity Series Growth & Income Fund	37,258,926	13,807,062 (a)	6,804,790	193,065	96,090	2,655,144	79,666,988
Fidelity Series Growth Company Fund	43,774,948	1,015,728	11,297,735	--	4,004,153	2,928,174	69,436,388
Fidelity Series High Income Fund	32,354,262	1,819,776	1,713,805	965,604	(21,219)	663,612	57,073,291
Fidelity Series Inflation-Protected Bond Index Fund	80,976,154	3,835,263	3,994,363	51,511	(97,886)	(418,778)	141,211,540
Fidelity Series International Credit Fund	--	1,046,127	409	--	--	1,207	1,859,314
Fidelity Series International Growth Fund	56,577,829	3,398,403	9,445,556	--	836,813	7,083,462	105,350,554
Fidelity Series International Small Cap Fund	12,490,172	1,050,900	927,387	--	17,541	2,175,890	25,616,337
Fidelity Series International Value Fund	56,718,964	4,744,118	7,775,798	--	275,768	7,082,273	107,840,926
Fidelity Series Intrinsic Opportunities Fund	34,027,643	15,005,333 (a)	711,307	603,421	13,103	2,151,197	86,481,157
Fidelity Series Investment Grade Bond Fund	801,856,863	40,887,391	39,531,927	10,836,622	86,271	5,740,953	1,414,112,620
Fidelity Series Long-Term Treasury Bond Index Fund	751,776	54,474,403	476,221	195,181	(19,255)	(764,094)	69,452,350
Fidelity Series Opportunistic Insights Fund	24,263,870	667,013	5,750,287	--	2,241,273	868,680	38,348,857
Fidelity Series Real Estate Equity Fund	4,491,516	294,075	742,857	33,609	138,226	(192,606)	6,888,212
Fidelity Series Real Estate Income Fund	10,269,443	771,880	629,507	255,916	15,237	50,792	18,127,453
Fidelity Series Short-Term Credit Fund	149,257,239	5,722,390	7,281,948	1,287,011	(5,196)	(31,413)	257,342,870
Fidelity Series Small Cap Discovery Fund	6,625,176	204,186	1,212,021	28,183	149,823	348,527	10,213,284
Fidelity Series Small Cap Opportunities Fund	19,807,202	2,764,109	3,288,910	58,561	467,937	(985,063)	31,493,635
Fidelity Series Stock Selector Large Cap Value Fund	37,719,914	1,181,044	6,271,687	--	1,036,718	1,152,314	59,286,306
Fidelity Series Value Discovery Fund	52,910,613	1,137,092	31,136,204 (a)	388,337	6,370,055	(5,186,817)	41,121,502
Total	$2,137,753,157	$ 213,195,953	$ 225,826,002	$17,975,376	$ 25,327,965	$34,050,182	$3,797,475,916

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $3,500,267,103) — See accompanying schedule		$3,797,475,916
Cash		13
Receivable for investments sold		601,884
Receivable for fund shares sold		6,403,068
Dividends receivable		672,850
Total assets		3,805,153,731
Liabilities
Payable for fund shares redeemed	$7,035,650
Accrued management fee	1,395,115
Total liabilities		8,430,765
Net Assets		$3,796,722,966
Net Assets consist of:
Paid in capital		$3,466,779,086
Undistributed net investment income		4,462,550
Accumulated undistributed net realized gain (loss) on investments		28,272,517
Net unrealized appreciation (depreciation) on investments		297,208,813
Net Assets		$3,796,722,966
Fidelity Freedom Income Fund:
Net Asset Value, offering price and redemption price per share ($2,141,916,796 ÷ 180,750,083 shares)		$11.85
Class K:
Net Asset Value, offering price and redemption price per share ($1,648,136,293 ÷ 139,222,585 shares)		$11.84
Class K6:
Net Asset Value, offering price and redemption price per share ($6,669,877 ÷ 563,115 shares)		$11.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$17,975,376
Expenses
Management fee	$3,739,557
Independent trustees' fees and expenses	3,897
Total expenses before reductions	3,743,454
Expense reductions	(1,400)	3,742,054
Net investment income (loss)		14,233,322
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	25,327,965
Capital gain distributions from underlying funds	8,504,511
Total net realized gain (loss)		33,832,476
Change in net unrealized appreciation (depreciation) on underlying funds		34,050,182
Net gain (loss)		67,882,658
Net increase (decrease) in net assets resulting from operations		$82,115,980

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,233,322	$36,768,529
Net realized gain (loss)	33,832,476	31,357,348
Change in net unrealized appreciation (depreciation)	34,050,182	59,659,034
Net increase (decrease) in net assets resulting from operations	82,115,980	127,784,911
Distributions to shareholders from net investment income	(12,627,158)	(37,016,596)
Distributions to shareholders from net realized gain	(14,993,579)	(32,674,118)
Total distributions	(27,620,737)	(69,690,714)
Share transactions - net increase (decrease)	1,604,475,573	(105,335,895)
Total increase (decrease) in net assets	1,658,970,816	(47,241,698)
Net Assets
Beginning of period	2,137,752,150	2,184,993,848
End of period	$3,796,722,966	$2,137,752,150
Other Information
Undistributed net investment income end of period	$4,462,550	$2,856,386

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Income Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.57	$11.26	$11.75	$11.86	$11.91	$11.60
Income from Investment Operations
Net investment income (loss)A	.06	.19	.21	.21	.16	.15
Net realized and unrealized gain (loss)	.37	.49	(.27)	.28	.30	.40
Total from investment operations	.43	.68	(.06)	.49	.46	.55
Distributions from net investment income	(.07)	(.20)B	(.21)	(.20)	(.16)	(.16)
Distributions from net realized gain	(.08)	(.17)B	(.22)	(.40)	(.35)	(.08)
Total distributions	(.15)	(.37)	(.43)	(.60)	(.51)	(.24)
Net asset value, end of period	$11.85	$11.57	$11.26	$11.75	$11.86	$11.91
Total ReturnC,D	3.76%	6.16%	(.45)%	4.31%	3.95%	4.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.31%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.31%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.31%G	-%	-%	-%	-%	-%
Net investment income (loss)	1.06%G	1.70%	1.86%	1.77%	1.37%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$2,141,917	$2,137,752	$2,184,994	$2,483,848	$1,935,210	$2,191,666
Portfolio turnover rateE	20 %G,I	31%	20%	26%I	31%	14%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than $.005%

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.76
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	.05
Total from investment operations	.11
Distributions from net investment income	(.03)
Distributions from net realized gain	–
Total distributions	(.03)
Net asset value, end of period	$11.84
Total ReturnC,D	.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G,H
Expenses net of fee waivers, if any	.46%G,H
Expenses net of all reductions	.46%G,H
Net investment income (loss)	3.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,648,136
Portfolio turnover rateE	20%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	.14
Total from investment operations	.20
Distributions from net investment income	(.04)
Distributions from net realized gain	–
Total distributions	(.04)
Net asset value, end of period	$11.84
Total ReturnC,D	1.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G
Expenses net of fee waivers, if any	.37%G
Expenses net of all reductions	.37%G
Net investment income (loss)	1.74%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,670
Portfolio turnover rateE	20%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	33.6	33.7
Fidelity Series Government Money Market Fund 1.09%	16.2	15.9
Fidelity Series Short-Term Credit Fund	5.1	5.3
Fidelity Series Emerging Markets Fund	4.7	5.7
Fidelity Series International Value Fund	3.9	3.8
Fidelity Series International Growth Fund	3.8	3.8
Fidelity Series Intrinsic Opportunities Fund	3.4	2.4
Fidelity Series Inflation-Protected Bond Index Fund	3.3	3.3
Fidelity Series Growth & Income Fund	3.2	2.6
Fidelity Series Growth Company Fund	2.8	3.1
	80.0	79.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.3%
International Equity Funds	13.7%
Bond Funds	41.7%
Short-Term Funds	21.3%

Six months ago
Domestic Equity Funds	24.7%
International Equity Funds	14.1%
Bond Funds	40.0%
Short-Term Funds	21.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	451,702	$7,484,705
Fidelity Series 1000 Value Index Fund (a)	722,615	9,076,045
Fidelity Series All-Sector Equity Fund (a)	1,046,567	13,992,598
Fidelity Series Blue Chip Growth Fund (a)	1,081,621	14,320,657
Fidelity Series Commodity Strategy Fund (a)	3,932,099	20,564,880
Fidelity Series Growth & Income Fund (a)	2,161,904	32,882,555
Fidelity Series Growth Company Fund (a)	1,665,186	28,574,590
Fidelity Series Intrinsic Opportunities Fund (a)	2,014,148	34,603,056
Fidelity Series Opportunistic Insights Fund (a)	865,632	15,780,478
Fidelity Series Real Estate Equity Fund (a)	219,906	2,838,988
Fidelity Series Small Cap Discovery Fund (a)	350,312	4,203,750
Fidelity Series Small Cap Opportunities Fund (a)	928,294	12,977,544
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,843,274	24,497,105
Fidelity Series Value Discovery Fund (a)	1,266,763	16,999,960
TOTAL DOMESTIC EQUITY FUNDS
(Cost $187,374,093)		238,796,911

International Equity Funds - 13.7%
Fidelity Series Canada Fund (a)	370,327	3,940,275
Fidelity Series Emerging Markets Fund (a)	2,369,544	48,812,600
Fidelity Series International Growth Fund (a)	2,429,282	38,601,291
Fidelity Series International Small Cap Fund (a)	526,012	9,420,877
Fidelity Series International Value Fund (a)	3,693,836	39,782,609
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $106,946,186)		140,557,652

Bond Funds - 41.7%
Fidelity Series Emerging Markets Debt Fund(a)	737,180	7,710,904
Fidelity Series Floating Rate High Income Fund (a)	259,457	2,462,249
Fidelity Series High Income Fund (a)	1,578,873	15,394,010
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,395,739	33,583,861
Fidelity Series International Credit Fund (a)	50,583	508,355
Fidelity Series Investment Grade Bond Fund (a)	30,439,533	344,271,121
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,225,299	19,560,374
Fidelity Series Real Estate Income Fund (a)	439,887	4,913,536
TOTAL BOND FUNDS
(Cost $431,303,789)		428,404,410

Short-Term Funds - 21.3%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	166,368,100	166,368,100
Fidelity Series Short-Term Credit Fund (a)	5,227,091	52,218,642
TOTAL SHORT-TERM FUNDS
(Cost $218,566,386)		218,586,742
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $944,190,454)		1,026,345,715
NET OTHER ASSETS (LIABILITIES) - 0.0%		(396,450)
NET ASSETS - 100%		$1,025,949,265

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$4,687,350	$220,852	$777,002	$--	$272,312	$123,563	$7,484,705
Fidelity Series 1000 Value Index Fund	5,728,190	268,370	829,602	--	27,589	333,353	9,076,045
Fidelity Series All-Sector Equity Fund	8,840,190	415,126	1,565,228	--	40,239	724,961	13,992,598
Fidelity Series Blue Chip Growth Fund	9,019,055	1,669,043	2,060,775	27,780	472,549	(479,236)	14,320,657
Fidelity Series Canada Fund	--	3,458,266	9,966	--	63	54,172	3,940,275
Fidelity Series Commodity Strategy Fund	9,618,952	3,245,576	606,135	31,506	(34,317)	(47,638)	20,564,880
Fidelity Series Emerging Markets Debt Fund	4,351,269	342,939	179,538	140,359	1,345	78,601	7,710,904
Fidelity Series Emerging Markets Fund	33,214,881	1,673,278	14,713,102	--	1,832,799	3,091,704	48,812,600
Fidelity Series Floating Rate High Income Fund	1,443,737	107,949	73,862	34,343	(590)	(3,963)	2,462,249
Fidelity Series Government Money Market Fund 1.09%	93,037,687	10,890,184	4,614,642	452,112	--	--	166,368,100
Fidelity Series Growth & Income Fund	15,197,493	6,046,260 (a)	2,280,940	81,582	16,646	1,108,344	32,882,555
Fidelity Series Growth Company Fund	17,856,033	588,531	4,076,629	--	1,401,123	1,477,803	28,574,590
Fidelity Series High Income Fund	8,842,210	690,361	443,871	256,024	317	173,909	15,394,010
Fidelity Series Inflation-Protected Bond Index Fund	19,379,371	1,516,183	1,002,280	11,831	(67,673)	(48,673)	33,583,861
Fidelity Series International Credit Fund	--	298,759	431	--	--	454	508,355
Fidelity Series International Growth Fund	21,908,894	1,150,957	3,693,439	--	449,461	2,601,049	38,601,291
Fidelity Series International Small Cap Fund	4,894,618	363,966	458,751	--	26,076	825,565	9,420,877
Fidelity Series International Value Fund	21,965,189	1,673,294	2,777,920	--	46,254	2,750,566	39,782,609
Fidelity Series Intrinsic Opportunities Fund	13,804,364	6,563,982 (a)	348,265	241,221	5,815	888,066	34,603,056
Fidelity Series Investment Grade Bond Fund	196,594,195	16,213,511	9,723,475	2,583,153	(12,266)	1,525,258	344,271,121
Fidelity Series Long-Term Treasury Bond Index Fund	181,407	15,768,264	141,002	51,423	(4,398)	(205,421)	19,560,374
Fidelity Series Opportunistic Insights Fund	9,897,007	469,692	2,148,014	--	766,962	525,846	15,780,478
Fidelity Series Real Estate Equity Fund	1,819,013	157,860	248,715	14,239	10,819	(32,662)	2,838,988
Fidelity Series Real Estate Income Fund	2,851,782	268,873	167,895	72,252	736	16,929	4,913,536
Fidelity Series Short-Term Credit Fund	30,870,409	1,822,169	1,594,554	256,695	(540)	(2,863)	52,218,642
Fidelity Series Small Cap Discovery Fund	2,702,182	135,693	438,482	11,750	48,101	155,583	4,203,750
Fidelity Series Small Cap Opportunities Fund	8,077,116	1,296,722	1,153,982	24,180	74,066	(285,950)	12,977,544
Fidelity Series Stock Selector Large Cap Value Fund	15,385,439	722,964	2,123,481	--	64,284	845,955	24,497,105
Fidelity Series Value Discovery Fund	21,581,521	691,803	12,423,519(a)	162,799	1,024,666	(537,382)	16,999,960
Total	$583,749,554	$78,731,427	$70,675,497	$4,453,249	$6,462,438	$15,657,893	$1,026,345,715

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $944,190,454) — See accompanying schedule		$1,026,345,715
Cash		12
Receivable for investments sold		8
Receivable for fund shares sold		1,639,541
Total assets		1,027,985,276
Liabilities
Payable for investments purchased	$259,400
Payable for fund shares redeemed	1,378,936
Accrued management fee	397,675
Total liabilities		2,036,011
Net Assets		$1,025,949,265
Net Assets consist of:
Paid in capital		$932,726,964
Undistributed net investment income		3,333,274
Accumulated undistributed net realized gain (loss) on investments		7,733,766
Net unrealized appreciation (depreciation) on investments		82,155,261
Net Assets		$1,025,949,265
Fidelity Freedom 2005 Fund:
Net Asset Value, offering price and redemption price per share ($595,517,477 ÷ 47,173,970 shares)		$12.62
Class K:
Net Asset Value, offering price and redemption price per share ($428,058,469 ÷ 33,916,786 shares)		$12.62
Class K6:
Net Asset Value, offering price and redemption price per share ($2,373,319 ÷ 187,944 shares)		$12.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,453,249
Expenses
Management fee	$1,088,388
Independent trustees' fees and expenses	1,076
Total expenses before reductions	1,089,464
Expense reductions	(383)	1,089,081
Net investment income (loss)		3,364,168
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	6,462,438
Capital gain distributions from underlying funds	3,485,211
Total net realized gain (loss)		9,947,649
Change in net unrealized appreciation (depreciation) on underlying funds		15,657,893
Net gain (loss)		25,605,542
Net increase (decrease) in net assets resulting from operations		$28,969,710

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,364,168	$9,931,239
Net realized gain (loss)	9,947,649	8,364,571
Change in net unrealized appreciation (depreciation)	15,657,893	26,065,382
Net increase (decrease) in net assets resulting from operations	28,969,710	44,361,192
Distributions to shareholders from net investment income	(1,620,929)	(10,200,069)
Distributions to shareholders from net realized gain	(5,291,856)	(7,369,706)
Total distributions	(6,912,785)	(17,569,775)
Share transactions - net increase (decrease)	420,138,654	(23,764,200)
Total increase (decrease) in net assets	442,195,579	3,027,217
Net Assets
Beginning of period	583,753,686	580,726,469
End of period	$1,025,949,265	$583,753,686
Other Information
Undistributed net investment income end of period	$3,333,274	$1,590,035

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2005 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.66	$12.24	$12.01	$11.53	$11.11
Income from Investment Operations
Net investment income (loss)A	.05	.20	.22	.22	.16	.15
Net realized and unrealized gain (loss)	.52	.71	(.34)	.40	.58	.51
Total from investment operations	.57	.91	(.12)	.62	.74	.66
Distributions from net investment income	(.03)	(.22)B	(.22)	(.23)	(.15)	(.17)
Distributions from net realized gain	(.11)	(.15)B	(.23)	(.17)	(.10)	(.07)
Total distributions	(.15)C	(.37)	(.46)D	(.39)E	(.26)F	(.24)
Net asset value, end of period	$12.62	$12.20	$11.66	$12.24	$12.01	$11.53
Total ReturnG,H	4.67%	7.91%	(1.01)%	5.26%	6.43%	5.99%
Ratios to Average Net AssetsI,J
Expenses before reductions	.33%K	- %L	- %L	- %L	- %L	- %L
Expenses net of fee waivers, if any	.33%K	-%	-%	-%	-%	-%
Expenses net of all reductions	.33%K	-%	-%	-%	-%	-%
Net investment income (loss)	.86%K	1.70%	1.87%	1.79%	1.38%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$595,517	$583,754	$580,726	$639,723	$668,987	$704,183
Portfolio turnover rateI	24%K,M	31%	22%	23%	44%	22%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.111 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.234 per share.

 E Total distributions of $.39 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.168 per share.

 F Total distributions of $.26 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.103 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L Amount represents less than $.005%

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.48
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.06
Total from investment operations	.14
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$12.62
Total ReturnC,D	1.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G,H
Expenses net of fee waivers, if any	.45%G,H
Expenses net of all reductions	.45%G,H
Net investment income (loss)	3.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$428,058
Portfolio turnover rateE	24%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.36
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	.21
Total from investment operations	.27
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$12.63
Total ReturnC,D	2.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.38%G
Expenses net of fee waivers, if any	.38%G
Expenses net of all reductions	.38%G
Net investment income (loss)	1.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,373
Portfolio turnover rateE	24%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	30.1	30.3
Fidelity Series Government Money Market Fund 1.09%	12.5	12.2
Fidelity Series Emerging Markets Fund	5.7	6.5
Fidelity Series International Value Fund	4.7	4.7
Fidelity Series International Growth Fund	4.6	4.7
Fidelity Series Intrinsic Opportunities Fund	4.3	3.0
Fidelity Series Growth & Income Fund	4.1	3.3
Fidelity Series Short-Term Credit Fund	3.9	4.0
Fidelity Series Growth Company Fund	3.6	3.9
Fidelity Series Stock Selector Large Cap Value Fund	3.1	3.3
	76.6	75.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.4%
International Equity Funds	16.6%
Bond Funds	37.6%
Short-Term Funds	16.4%

Six months ago
Domestic Equity Funds	30.9%
International Equity Funds	16.9%
Bond Funds	36.0%
Short-Term Funds	16.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,867,315	$64,081,403
Fidelity Series 1000 Value Index Fund (a)	6,175,372	77,562,670
Fidelity Series All-Sector Equity Fund (a)	8,959,938	119,794,371
Fidelity Series Blue Chip Growth Fund (a)	9,260,377	122,607,396
Fidelity Series Commodity Strategy Fund (a)	25,892,028	135,415,305
Fidelity Series Growth & Income Fund (a)	18,464,744	280,848,758
Fidelity Series Growth Company Fund (a)	14,255,793	244,629,402
Fidelity Series Intrinsic Opportunities Fund (a)	16,965,860	291,473,483
Fidelity Series Opportunistic Insights Fund (a)	7,411,484	135,111,362
Fidelity Series Real Estate Equity Fund (a)	1,880,314	24,274,848
Fidelity Series Small Cap Discovery Fund (a)	2,998,064	35,976,770
Fidelity Series Small Cap Opportunities Fund (a)	7,945,661	111,080,342
Fidelity Series Stock Selector Large Cap Value Fund (a)	15,726,506	209,005,264
Fidelity Series Value Discovery Fund (a)	10,828,562	145,319,309
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,504,391,456)		1,997,180,683

International Equity Funds - 16.6%
Fidelity Series Canada Fund (a)	3,006,314	31,987,182
Fidelity Series Emerging Markets Fund (a)	18,646,287	384,113,521
Fidelity Series International Growth Fund (a)	19,727,323	313,467,163
Fidelity Series International Small Cap Fund (a)	4,264,215	76,372,083
Fidelity Series International Value Fund (a)	29,930,090	322,347,065
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $841,379,615)		1,128,287,014

Bond Funds - 37.6%
Fidelity Series Emerging Markets Debt Fund (a)	4,864,914	50,887,001
Fidelity Series Floating Rate High Income Fund (a)	1,700,968	16,142,182
Fidelity Series High Income Fund (a)	10,399,179	101,391,999
Fidelity Series Inflation-Protected Bond Index Fund (a)	17,981,992	177,841,897
Fidelity Series International Credit Fund (a)	339,098	3,407,930
Fidelity Series Investment Grade Bond Fund (a)	180,765,791	2,044,461,096
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,780,740	129,922,702
Fidelity Series Real Estate Income Fund (a)	2,890,295	32,284,597
TOTAL BOND FUNDS
(Cost $2,567,035,060)		2,556,339,404

Short-Term Funds - 16.4%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	848,385,738	848,385,738
Fidelity Series Short-Term Credit Fund (a)	26,205,575	261,793,698
TOTAL SHORT-TERM FUNDS
(Cost $1,110,132,571)		1,110,179,436
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,022,938,702)		6,791,986,537
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,046,304)
NET ASSETS - 100%		$6,789,940,233

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$42,164,646	$946,226	$6,186,963	$--	$2,447,671	$1,036,305	$64,081,403
Fidelity Series 1000 Value Index Fund	51,526,879	1,136,565	6,541,629	--	239,011	2,871,499	77,562,670
Fidelity Series All-Sector Equity Fund	79,520,284	1,773,206	12,561,684	--	684,229	6,057,140	119,794,371
Fidelity Series Blue Chip Growth Fund	81,130,669	12,460,782	16,958,620	238,046	4,094,263	(3,747,514)	122,607,396
Fidelity Series Canada Fund	--	26,648,022	112,409	--	757	507,716	31,987,182
Fidelity Series Commodity Strategy Fund	66,580,114	22,430,735	4,809,191	207,671	(2,643,966)	2,152,458	135,415,305
Fidelity Series Emerging Markets Debt Fund	30,964,719	1,718,371	1,451,036	1,013,754	7,230	575,474	50,887,001
Fidelity Series Emerging Markets Fund	271,438,238	6,573,919	104,144,607	--	13,853,391	26,035,900	384,113,521
Fidelity Series Floating Rate High Income Fund	10,226,318	486,733	597,965	246,420	(15,389)	(16,446)	16,142,182
Fidelity Series Government Money Market Fund 1.09%	504,760,496	52,805,422	29,121,121	2,513,350	--	--	848,385,738
Fidelity Series Growth & Income Fund	136,706,954	50,627,998 (a)	18,091,583	737,825	501,106	8,984,064	280,848,758
Fidelity Series Growth Company Fund	160,622,872	3,309,113	35,614,170	--	12,203,015	13,437,494	244,629,402
Fidelity Series High Income Fund	62,714,112	3,319,569	3,592,571	1,839,959	(47,590)	1,225,802	101,391,999
Fidelity Series Inflation-Protected Bond Index Fund	110,955,952	5,785,823	6,577,841	69,038	(618,985)	85,304	177,841,897
Fidelity Series International Credit Fund	--	2,089,683	787	--	--	3,934	3,407,930
Fidelity Series International Growth Fund	192,889,582	4,799,241	32,464,612	--	7,285,665	19,013,277	313,467,163
Fidelity Series International Small Cap Fund	43,404,977	1,108,945	4,065,057	--	717,397	6,644,500	76,372,083
Fidelity Series International Value Fund	193,388,884	7,539,475	23,786,322	--	783,356	22,908,673	322,347,065
Fidelity Series Intrinsic Opportunities Fund	123,853,701	54,514,180 (a)	2,482,706	2,034,963	30,821	8,098,284	291,473,483
Fidelity Series Investment Grade Bond Fund	1,251,611,176	77,918,734	71,402,565	16,753,535	129,742	10,377,411	2,044,461,096
Fidelity Series Long-Term Treasury Bond Index Fund	1,150,158	106,826,037	1,205,855	370,756	(48,263)	(1,271,978)	129,922,702
Fidelity Series Opportunistic Insights Fund	89,027,558	2,000,638	17,580,099	--	6,644,175	4,832,134	135,111,362
Fidelity Series Real Estate Equity Fund	16,232,403	980,005	1,819,482	127,978	259,220	(441,421)	24,274,848
Fidelity Series Real Estate Income Fund	20,314,432	1,327,936	1,601,740	500,538	58,479	75,729	32,284,597
Fidelity Series Short-Term Credit Fund	167,320,535	5,342,134	9,908,315	1,410,053	(4,951)	39,109	261,793,698
Fidelity Series Small Cap Discovery Fund	24,305,650	627,547	3,486,852	105,199	417,263	1,307,943	35,976,770
Fidelity Series Small Cap Opportunities Fund	72,102,603	9,489,640	8,480,906	207,143	842,163	(2,639,034)	111,080,342
Fidelity Series Stock Selector Large Cap Value Fund	138,322,291	3,130,694	16,819,000	--	3,023,129	4,819,266	209,005,264
Fidelity Series Value Discovery Fund	194,132,279	3,631,141	109,795,378(a)	1,469,911	20,019,291	(15,861,274)	145,319,309
Total	$4,137,368,482	$471,348,514	$551,261,066	$29,846,139	$70,862,230	$117,111,749	$6,791,986,537

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $6,022,938,702) — See accompanying schedule		$6,791,986,537
Cash		145
Receivable for investments sold		4,859,805
Receivable for fund shares sold		6,884,600
Dividends receivable		835,765
Other receivables		81,154
Total assets		6,804,648,006
Liabilities
Payable for fund shares redeemed	$11,763,850
Accrued management fee	2,862,770
Other payables and accrued expenses	81,153
Total liabilities		14,707,773
Net Assets		$6,789,940,233
Net Assets consist of:
Paid in capital		$5,909,739,386
Undistributed net investment income		21,491,398
Accumulated undistributed net realized gain (loss) on investments		89,661,614
Net unrealized appreciation (depreciation) on investments		769,047,835
Net Assets		$6,789,940,233
Fidelity Freedom 2010 Fund:
Net Asset Value, offering price and redemption price per share ($4,166,501,440 ÷ 257,670,054 shares)		$16.17
Class K:
Net Asset Value, offering price and redemption price per share ($2,610,006,365 ÷ 161,367,296 shares)		$16.17
Class K6:
Net Asset Value, offering price and redemption price per share ($13,432,428 ÷ 830,434 shares)		$16.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$29,846,139
Expenses
Management fee	$8,148,129
Independent trustees' fees and expenses	8,448
Total expenses before reductions	8,156,577
Expense reductions	(3,152)	8,153,425
Net investment income (loss)		21,692,714
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	70,862,230
Capital gain distributions from underlying funds	29,951,597
Total net realized gain (loss)		100,813,827
Change in net unrealized appreciation (depreciation) on underlying funds		117,111,749
Net gain (loss)		217,925,576
Net increase (decrease) in net assets resulting from operations		$239,618,290

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,692,714	$71,245,001
Net realized gain (loss)	100,813,827	79,597,248
Change in net unrealized appreciation (depreciation)	117,111,749	221,525,569
Net increase (decrease) in net assets resulting from operations	239,618,290	372,367,818
Distributions to shareholders from net investment income	(11,553,873)	(71,220,043)
Distributions to shareholders from net realized gain	(49,891,727)	(73,776,491)
Total distributions	(61,445,600)	(144,996,534)
Share transactions - net increase (decrease)	2,474,407,932	(361,162,304)
Total increase (decrease) in net assets	2,652,580,622	(133,791,020)
Net Assets
Beginning of period	4,137,359,611	4,271,150,631
End of period	$6,789,940,233	$4,137,359,611
Other Information
Undistributed net investment income end of period	$21,491,398	$11,352,557

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2010 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.56	$14.75	$15.75	$15.51	$14.67	$13.99
Income from Investment Operations
Net investment income (loss)A	.06	.26	.28	.28	.22	.22
Net realized and unrealized gain (loss)	.78	1.08	(.50)	.62	.99	.80
Total from investment operations	.84	1.34	(.22)	.90	1.21	1.02
Distributions from net investment income	(.04)	(.26)	(.29)	(.29)	(.21)	(.24)
Distributions from net realized gain	(.19)	(.26)	(.49)	(.36)	(.16)	(.10)
Total distributions	(.23)	(.53)B	(.78)	(.66)C	(.37)	(.34)
Net asset value, end of period	$16.17	$15.56	$14.75	$15.75	$15.51	$14.67
Total ReturnD,E	5.48%	9.27%	(1.42)%	5.91%	8.31%	7.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.36%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.36%H	-%	-%	-%	-%	-%
Net investment income (loss)	.78%H	1.69%	1.86%	1.81%	1.43%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$4,166,501	$4,137,360	$4,271,151	$4,940,590	$5,419,921	$5,879,292
Portfolio turnover rateF	22%H,J	23%	17%	18%	35%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.264 per share.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.361 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than $.005%

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.96
Income from Investment Operations
Net investment income (loss)B	.11
Net realized and unrealized gain (loss)	.10
Total from investment operations	.21
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$16.17
Total ReturnC,D	1.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G,H
Expenses net of fee waivers, if any	.49%G,H
Expenses net of all reductions	.49%G,H
Net investment income (loss)	3.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,610,006
Portfolio turnover rateE	22%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.77
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.33
Total from investment operations	.41
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$16.18
Total ReturnC,D	2.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%G,H
Expenses net of fee waivers, if any	.39%G,H
Expenses net of all reductions	.39%G,H
Net investment income (loss)	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,432
Portfolio turnover rateE	22%G,I

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	26.5	26.6
Fidelity Series Government Money Market Fund 1.09%	9.1	8.8
Fidelity Series Emerging Markets Fund	6.3	7.2
Fidelity Series International Growth Fund	5.6	5.6
Fidelity Series International Value Fund	5.5	5.6
Fidelity Series Intrinsic Opportunities Fund	5.3	3.6
Fidelity Series Growth & Income Fund	5.1	4.0
Fidelity Series Growth Company Fund	4.4	4.7
Fidelity Series Stock Selector Large Cap Value Fund	3.8	4.1
Fidelity Series Short-Term Credit Fund	2.7	2.9
	74.3	73.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.7%
International Equity Funds	19.3%
Bond Funds	33.2%
Short-Term Funds	11.8%

Six months ago
Domestic Equity Funds	37.1%
International Equity Funds	19.7%
Bond Funds	31.5%
Short-Term Funds	11.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	7,294,547	$120,870,641
Fidelity Series 1000 Value Index Fund (a)	11,655,244	146,389,861
Fidelity Series All-Sector Equity Fund (a)	16,899,431	225,945,398
Fidelity Series Blue Chip Growth Fund (a)	17,466,339	231,254,326
Fidelity Series Commodity Strategy Fund (a)	39,588,244	207,046,518
Fidelity Series Growth & Income Fund (a)	34,836,360	529,861,041
Fidelity Series Growth Company Fund (a)	26,887,935	461,396,963
Fidelity Series Intrinsic Opportunities Fund (a)	31,884,522	547,776,090
Fidelity Series Opportunistic Insights Fund (a)	13,978,758	254,832,760
Fidelity Series Real Estate Equity Fund (a)	3,536,311	45,653,777
Fidelity Series Small Cap Discovery Fund (a)	5,647,270	67,767,243
Fidelity Series Small Cap Opportunities Fund (a)	14,961,004	209,154,835
Fidelity Series Stock Selector Large Cap Value Fund (a)	29,673,054	394,354,885
Fidelity Series Value Discovery Fund (a)	20,387,461	273,599,727
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,777,048,514)		3,715,904,065

International Equity Funds - 19.3%
Fidelity Series Canada Fund (a)	5,474,885	58,252,772
Fidelity Series Emerging Markets Fund (a)	32,032,751	659,874,662
Fidelity Series International Growth Fund (a)	36,556,856	580,888,445
Fidelity Series International Small Cap Fund (a)	7,768,717	139,137,720
Fidelity Series International Value Fund (a)	53,595,885	577,227,685
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,491,775,626)		2,015,381,284

Bond Funds - 33.2%
Fidelity Series Emerging Markets Debt Fund (a)	7,241,058	75,741,469
Fidelity Series Floating Rate High Income Fund (a)	2,585,492	24,536,321
Fidelity Series High Income Fund (a)	15,854,373	154,580,134
Fidelity Series Inflation-Protected Bond Index Fund (a)	19,319,887	191,073,685
Fidelity Series International Credit Fund (a)	520,794	5,233,977
Fidelity Series Investment Grade Bond Fund (a)	243,823,247	2,757,640,917
Fidelity Series Long-Term Treasury Bond Index Fund (a)	22,560,204	198,304,190
Fidelity Series Real Estate Income Fund (a)	4,347,397	48,560,420
TOTAL BOND FUNDS
(Cost $3,438,697,548)		3,455,671,113

Short-Term Funds - 11.8%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	941,466,548	941,466,548
Fidelity Series Short-Term Credit Fund (a)	28,542,134	285,135,918
TOTAL SHORT-TERM FUNDS
(Cost $1,226,630,992)		1,226,602,466
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,934,152,680)		10,413,558,928
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,338,855)
NET ASSETS - 100%		$10,410,220,073

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$66,076,673	$3,658,856	$9,238,060	$--	$2,140,470	$3,826,733	$120,870,641
Fidelity Series 1000 Value Index Fund	80,656,571	4,432,421	9,522,999	--	300,476	5,418,975	146,389,861
Fidelity Series All-Sector Equity Fund	124,616,586	6,891,607	18,838,611	--	859,021	10,589,101	225,945,398
Fidelity Series Blue Chip Growth Fund	127,141,191	27,250,215	25,838,564	449,176	5,569,060	(7,704,198)	231,254,326
Fidelity Series Canada Fund	--	43,714,617	296,406	--	1,660	1,065,725	58,252,772
Fidelity Series Commodity Strategy Fund	86,815,524	31,424,975	6,593,467	317,632	(1,785,543)	928,215	207,046,518
Fidelity Series Emerging Markets Debt Fund	39,502,649	3,530,377	2,165,930	1,334,852	9,416	678,553	75,741,469
Fidelity Series Emerging Markets Fund	385,531,580	22,753,341	155,887,829	--	20,440,485	36,290,590	659,874,662
Fidelity Series Floating Rate High Income Fund	13,161,870	1,083,837	890,104	328,677	(17,494)	(23,964)	24,536,321
Fidelity Series Government Money Market Fund 1.09%	465,951,336	74,442,393	31,461,673	2,445,086	--	--	941,466,548
Fidelity Series Growth & Income Fund	214,234,599	90,085,479 (a)	27,309,155	1,173,703	603,167	17,520,594	529,861,041
Fidelity Series Growth Company Fund	251,720,311	12,525,176	53,138,053	--	16,906,231	25,080,249	461,396,963
Fidelity Series High Income Fund	80,807,497	7,085,943	5,349,212	2,454,800	(55,992)	1,741,061	154,580,134
Fidelity Series Inflation-Protected Bond Index Fund	100,136,299	8,595,263	6,945,280	65,418	(213,553)	(597,173)	191,073,685
Fidelity Series International Credit Fund	--	2,725,054	1,593	--	--	1,195	5,233,977
Fidelity Series International Growth Fund	297,558,345	17,699,151	44,986,739	--	6,632,755	34,724,425	580,888,445
Fidelity Series International Small Cap Fund	67,362,639	4,133,626	7,427,961	--	1,150,769	10,516,966	139,137,720
Fidelity Series International Value Fund	298,332,821	20,464,327	48,428,562	--	1,511,866	37,036,899	577,227,685
Fidelity Series Intrinsic Opportunities Fund	192,372,784	98,647,716 (a)	1,704,395	3,823,770	(5,598)	11,758,847	547,776,090
Fidelity Series Investment Grade Bond Fund	1,419,019,666	148,413,447	93,816,686	19,770,738	(114,624)	8,782,887	2,757,640,917
Fidelity Series Long-Term Treasury Bond Index Fund	1,278,499	155,717,243	1,916,202	511,695	(81,544)	(2,220,250)	198,304,190
Fidelity Series Opportunistic Insights Fund	139,516,224	7,767,337	26,613,754	--	9,035,590	9,817,475	254,832,760
Fidelity Series Real Estate Equity Fund	25,334,235	2,603,365	2,694,981	206,902	50,077	(420,142)	45,653,777
Fidelity Series Real Estate Income Fund	26,101,304	2,587,536	2,148,323	654,615	121,461	37,231	48,560,420
Fidelity Series Short-Term Credit Fund	154,330,220	10,162,475	10,654,959	1,350,190	(3,750)	(94,505)	285,135,918
Fidelity Series Small Cap Discovery Fund	38,011,077	2,200,249	5,147,297	168,300	539,249	2,823,589	67,767,243
Fidelity Series Small Cap Opportunities Fund	112,505,917	21,072,338	12,015,733	390,215	935,362	(4,364,704)	209,154,835
Fidelity Series Stock Selector Large Cap Value Fund	215,817,782	11,917,131	23,721,293	--	1,831,301	12,605,472	394,354,885
Fidelity Series Value Discovery Fund	303,444,086	10,770,749	170,304,601(a)	2,329,667	29,494,897	(21,567,872)	273,599,727
Total	$5,327,338,285	$854,356,244	$805,058,422	$37,775,436	$95,855,215	$194,251,974	$10,413,558,928

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $8,934,152,680) — See accompanying schedule		$10,413,558,928
Cash		261
Receivable for investments sold		1,769,504
Receivable for fund shares sold		11,075,836
Dividends receivable		1,359,589
Total assets		10,427,764,118
Liabilities
Payable for fund shares redeemed	$12,876,849
Accrued management fee	4,667,196
Total liabilities		17,544,045
Net Assets		$10,410,220,073
Net Assets consist of:
Paid in capital		$8,766,379,397
Undistributed net investment income		25,763,063
Accumulated undistributed net realized gain (loss) on investments		138,671,365
Net unrealized appreciation (depreciation) on investments		1,479,406,248
Net Assets		$10,410,220,073
Fidelity Freedom 2015 Fund:
Net Asset Value, offering price and redemption price per share ($5,432,013,739 ÷ 405,061,495 shares)		$13.41
Class K:
Net Asset Value, offering price and redemption price per share ($4,936,256,589 ÷ 368,158,182 shares)		$13.41
Class K6:
Net Asset Value, offering price and redemption price per share ($41,949,745 ÷ 3,127,342 shares)		$13.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$37,775,436
Expenses
Management fee	$11,922,536
Independent trustees' fees and expenses	9,786
Total expenses before reductions	11,932,322
Expense reductions	(3,493)	11,928,829
Net investment income (loss)		25,846,607
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	95,855,215
Capital gain distributions from underlying funds	55,140,091
Total net realized gain (loss)		150,995,306
Change in net unrealized appreciation (depreciation) on underlying funds		194,251,974
Net gain (loss)		345,247,280
Net increase (decrease) in net assets resulting from operations		$371,093,887

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,846,607	$89,650,009
Net realized gain (loss)	150,995,306	106,292,644
Change in net unrealized appreciation (depreciation)	194,251,974	338,617,512
Net increase (decrease) in net assets resulting from operations	371,093,887	534,560,165
Distributions to shareholders from net investment income	(13,537,555)	(89,847,108)
Distributions to shareholders from net realized gain	(71,790,066)	(104,826,159)
Total distributions	(85,327,621)	(194,673,267)
Share transactions - net increase (decrease)	4,797,140,364	(366,715,793)
Total increase (decrease) in net assets	5,082,906,630	(26,828,895)
Net Assets
Beginning of period	5,327,313,443	5,354,142,338
End of period	$10,410,220,073	$5,327,313,443
Other Information
Undistributed net investment income end of period	$25,763,063	$13,454,011

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2015 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.82	$12.03	$12.92	$12.91	$12.28	$11.69
Income from Investment Operations
Net investment income (loss)A	.04	.21	.23	.23	.18	.18
Net realized and unrealized gain (loss)	.76	1.04	(.46)	.57	.91	.69
Total from investment operations	.80	1.25	(.23)	.80	1.09	.87
Distributions from net investment income	(.03)	(.21)	(.23)	(.25)	(.18)	(.20)
Distributions from net realized gain	(.18)	(.24)	(.43)	(.54)	(.28)	(.08)
Total distributions	(.21)	(.46)B	(.66)	(.79)	(.46)	(.28)
Net asset value, end of period	$13.41	$12.82	$12.03	$12.92	$12.91	$12.28
Total ReturnC,D	6.29%	10.63%	(1.83)%	6.42%	8.95%	7.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.39%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.39%G	-%	-%	-%	-%	-%
Net investment income (loss)	.59%G	1.69%	1.87%	1.83%	1.47%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$5,432,014	$5,327,313	$5,354,142	$6,056,161	$6,388,485	$6,507,169
Portfolio turnover rateE	29%G,I	21%	17%	18%	39%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.243 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than $.005%

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.21
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.12
Total from investment operations	.20
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$13.41
Total ReturnC,D	1.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G,H
Expenses net of fee waivers, if any	.53%G,H
Expenses net of all reductions	.53%G,H
Net investment income (loss)	3.35%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,936,257
Portfolio turnover rateE	29%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.03
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	.32
Total from investment operations	.38
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$13.41
Total ReturnC,D	2.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%G,H
Expenses net of fee waivers, if any	.41%G,H
Expenses net of all reductions	.41%G,H
Net investment income (loss)	1.51%G
Supplemental Data
Net assets, end of period (000 omitted)	$41,950
Portfolio turnover rateE	29%G,I

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	23.9	24.2
Fidelity Series Emerging Markets Fund	6.9	7.7
Fidelity Series Government Money Market Fund 1.09%	6.8	6.6
Fidelity Series International Value Fund	6.2	6.3
Fidelity Series International Growth Fund	6.1	6.2
Fidelity Series Intrinsic Opportunities Fund	5.8	4.0
Fidelity Series Growth & Income Fund	5.8	4.5
Fidelity Series Growth Company Fund	5.0	5.3
Fidelity Series Stock Selector Large Cap Value Fund	4.3	4.6
Fidelity Series Value Discovery Fund	3.0	6.4
	73.8	75.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.1%
International Equity Funds	21.3%
Bond Funds	29.8%
Short-Term Funds	8.8%

Six months ago
Domestic Equity Funds	41.4%
International Equity Funds	21.6%
Bond Funds	28.2%
Short-Term Funds	8.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	23,764,418	$393,776,399
Fidelity Series 1000 Value Index Fund (a)	37,970,318	476,907,194
Fidelity Series All-Sector Equity Fund (a)	55,060,752	736,162,260
Fidelity Series Blue Chip Growth Fund (a)	56,905,430	753,427,895
Fidelity Series Commodity Strategy Fund (a)	113,632,510	594,298,026
Fidelity Series Growth & Income Fund (a)	113,430,079	1,725,271,497
Fidelity Series Growth Company Fund (a)	87,604,274	1,503,289,346
Fidelity Series Intrinsic Opportunities Fund (a)	101,182,512	1,738,315,556
Fidelity Series Opportunistic Insights Fund (a)	45,539,608	830,187,061
Fidelity Series Real Estate Equity Fund (a)	11,516,962	148,683,977
Fidelity Series Small Cap Discovery Fund (a)	18,424,189	221,090,266
Fidelity Series Small Cap Opportunities Fund (a)	48,834,105	682,700,791
Fidelity Series Stock Selector Large Cap Value Fund (a)	96,708,103	1,285,250,693
Fidelity Series Value Discovery Fund (a)	66,489,652	892,291,132
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,105,127,336)		11,981,652,093

International Equity Funds - 21.3%
Fidelity Series Canada Fund (a)	17,481,540	186,003,582
Fidelity Series Emerging Markets Fund (a)	99,889,352	2,057,720,656
Fidelity Series International Growth Fund (a)	114,805,830	1,824,264,644
Fidelity Series International Small Cap Fund (a)	24,791,803	444,021,196
Fidelity Series International Value Fund (a)	173,804,680	1,871,876,401
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,828,186,164)		6,383,886,479

Bond Funds - 29.8%
Fidelity Series Emerging Markets Debt Fund (a)	20,436,300	213,763,699
Fidelity Series Floating Rate High Income Fund (a)	7,357,514	69,822,812
Fidelity Series High Income Fund (a)	45,217,567	440,871,281
Fidelity Series Inflation-Protected Bond Index Fund (a)	31,250,423	309,066,680
Fidelity Series International Credit Fund (a)	1,771,433	17,802,898
Fidelity Series Investment Grade Bond Fund (a)	631,789,674	7,145,541,215
Fidelity Series Long-Term Treasury Bond Index Fund (a)	63,660,848	559,578,857
Fidelity Series Real Estate Income Fund (a)	12,643,636	141,229,415
TOTAL BOND FUNDS
(Cost $8,925,756,292)		8,897,676,857

Short-Term Funds - 8.8%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	2,028,402,920	2,028,402,920
Fidelity Series Short-Term Credit Fund (a)	61,531,510	614,699,784
TOTAL SHORT-TERM FUNDS
(Cost $2,643,195,260)		2,643,102,704
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $25,502,265,052)		29,906,318,133
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,956,030)
NET ASSETS - 100%		$29,896,362,103

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$170,750,619	$11,809,119	$18,184,161	$--	$4,130,809	$13,299,103	$393,776,399
Fidelity Series 1000 Value Index Fund	207,961,357	14,200,488	17,062,228	--	481,296	17,566,332	476,907,194
Fidelity Series All-Sector Equity Fund	322,024,207	22,194,444	37,962,130	--	1,467,705	31,642,478	736,162,260
Fidelity Series Blue Chip Growth Fund	328,551,300	88,776,692	56,546,879	1,459,710	12,326,698	(28,192,417)	753,427,895
Fidelity Series Canada Fund	--	126,123,705	601,503	--	2,546	3,578,974	186,003,582
Fidelity Series Commodity Strategy Fund	200,800,153	77,745,506	10,820,323	909,720	(4,711,453)	2,137,770	594,298,026
Fidelity Series Emerging Markets Debt Fund	88,753,315	9,328,475	3,513,279	3,173,778	(19,430)	1,344,170	213,763,699
Fidelity Series Emerging Markets Fund	948,146,671	69,296,644	390,924,187	--	45,693,424	95,563,383	2,057,720,656
Fidelity Series Floating Rate High Income Fund	30,322,371	2,930,330	1,432,945	800,992	(8,318)	(88,720)	69,822,812
Fidelity Series Government Money Market Fund 1.09%	809,950,560	142,025,549	38,042,964	4,532,837	--	--	2,028,402,920
Fidelity Series Growth & Income Fund	552,716,408	246,080,924 (a)	46,880,943	3,097,389	541,100	59,294,136	1,725,271,497
Fidelity Series Growth Company Fund	649,984,509	39,646,954	114,084,490	--	37,533,769	78,448,179	1,503,289,346
Fidelity Series High Income Fund	186,345,032	19,049,912	8,635,671	5,979,230	(57,600)	4,547,539	440,871,281
Fidelity Series Inflation-Protected Bond Index Fund	134,445,865	10,622,766	6,589,548	93,226	(182,030)	(1,485,207)	309,066,680
Fidelity Series International Credit Fund	--	7,694,671	1,585	--	--	(11,641)	17,802,898
Fidelity Series International Growth Fund	763,723,461	56,043,064	130,632,859	--	16,426,602	93,247,021	1,824,264,644
Fidelity Series International Small Cap Fund	172,981,588	13,010,160	15,075,820	--	1,773,718	29,313,454	444,021,196
Fidelity Series International Value Fund	765,710,516	62,357,236	86,319,291	--	1,105,041	107,246,512	1,871,876,401
Fidelity Series Intrinsic Opportunities Fund	495,457,872	281,448,881 (a)	3,336,376	12,134,357	(13,061)	27,090,074	1,738,315,556
Fidelity Series Investment Grade Bond Fund	2,965,065,514	356,128,097	137,553,735	43,758,417	(727,961)	8,698,875	7,145,541,215
Fidelity Series Long-Term Treasury Bond Index Fund	2,611,672	412,095,912	3,464,380	1,302,506	(140,410)	(7,253,968)	559,578,857
Fidelity Series Opportunistic Insights Fund	360,528,573	25,018,163	56,968,572	--	19,484,826	32,835,942	830,187,061
Fidelity Series Real Estate Equity Fund	65,271,789	8,261,159	4,158,885	551,982	31,444	(1,313,116)	148,683,977
Fidelity Series Real Estate Income Fund	60,042,005	7,593,341	2,715,471	1,553,742	2,371	324,156	141,229,415
Fidelity Series Short-Term Credit Fund	268,102,615	21,121,158	12,926,613	2,491,237	2,886	(514,639)	614,699,784
Fidelity Series Small Cap Discovery Fund	97,945,381	6,927,310	9,710,526	438,166	945,721	10,321,406	221,090,266
Fidelity Series Small Cap Opportunities Fund	290,999,903	68,329,532	21,407,678	1,270,431	952,308	(12,215,007)	682,700,791
Fidelity Series Stock Selector Large Cap Value Fund	557,188,889	38,303,571	41,290,458	--	1,181,455	44,568,905	1,285,250,693
Fidelity Series Value Discovery Fund	782,895,867	33,425,098	426,707,728(a)	6,119,016	60,789,162	(34,679,214)	892,291,132
Total	$12,279,278,012	$2,277,588,861	$1,703,551,228	$89,666,736	$199,012,618	$575,314,480	$29,906,318,133

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $25,502,265,052) — See accompanying schedule		$29,906,318,133
Cash		139
Receivable for investments sold		4,969,733
Receivable for fund shares sold		40,864,387
Dividends receivable		4,160,193
Other receivables		161,902
Total assets		29,956,474,487
Liabilities
Payable for fund shares redeemed	$45,838,195
Accrued management fee	14,112,290
Other payables and accrued expenses	161,899
Total liabilities		60,112,384
Net Assets		$29,896,362,103
Net Assets consist of:
Paid in capital		$25,090,417,528
Undistributed net investment income		57,089,551
Accumulated undistributed net realized gain (loss) on investments		344,801,943
Net unrealized appreciation (depreciation) on investments		4,404,053,081
Net Assets		$29,896,362,103
Fidelity Freedom 2020 Fund:
Net Asset Value, offering price and redemption price per share ($12,797,571,194 ÷ 775,569,064 shares)		$16.50
Class K:
Net Asset Value, offering price and redemption price per share ($16,952,477,039 ÷ 1,027,235,890 shares)		$16.50
Class K6:
Net Asset Value, offering price and redemption price per share ($146,313,870 ÷ 8,859,976 shares)		$16.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$89,666,736
Expenses
Management fee	$31,772,443
Independent trustees' fees and expenses	24,150
Total expenses before reductions	31,796,593
Expense reductions	(8,733)	31,787,860
Net investment income (loss)		57,878,876
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	199,012,618
Capital gain distributions from underlying funds	174,019,579
Total net realized gain (loss)		373,032,197
Change in net unrealized appreciation (depreciation) on underlying funds		575,314,480
Net gain (loss)		948,346,677
Net increase (decrease) in net assets resulting from operations		$1,006,225,553

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,878,876	$201,004,333
Net realized gain (loss)	373,032,197	242,145,200
Change in net unrealized appreciation (depreciation)	575,314,480	856,403,668
Net increase (decrease) in net assets resulting from operations	1,006,225,553	1,299,553,201
Distributions to shareholders from net investment income	(28,799,746)	(200,026,428)
Distributions to shareholders from net realized gain	(168,906,642)	(252,757,975)
Total distributions	(197,706,388)	(452,784,403)
Share transactions - net increase (decrease)	16,808,602,611	(300,508,340)
Total increase (decrease) in net assets	17,617,121,776	546,260,458
Net Assets
Beginning of period	12,279,240,327	11,732,979,869
End of period	$29,896,362,103	$12,279,240,327
Other Information
Undistributed net investment income end of period	$57,089,551	$28,010,421

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2020 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.70	$14.63	$15.76	$15.81	$14.94	$14.16
Income from Investment Operations
Net investment income (loss)A	.04	.25	.28	.28	.23	.24
Net realized and unrealized gain (loss)	1.01	1.40	(.60)	.73	1.22	.89
Total from investment operations	1.05	1.65	(.32)	1.01	1.45	1.13
Distributions from net investment income	(.04)	(.26)	(.28)	(.29)	(.23)	(.25)
Distributions from net realized gain	(.22)	(.32)	(.53)	(.77)	(.36)	(.10)
Total distributions	(.25)B	(.58)	(.81)	(1.06)	(.58)C	(.35)
Net asset value, end of period	$16.50	$15.70	$14.63	$15.76	$15.81	$14.94
Total ReturnD,E	6.79%	11.57%	(2.10)%	6.71%	9.83%	8.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.41%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.41%H	-%	-%	-%	-%	-%
Net investment income (loss)	.44%H	1.69%	1.83%	1.83%	1.49%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$12,797,571	$12,279,240	$11,732,980	$12,868,898	$13,343,983	$13,579,950
Portfolio turnover rateF	26 %H,J	19%	17%	17%	39%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.217 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.356 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than $.005%

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$16.24
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.17
Total from investment operations	.26
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$16.50
Total ReturnC,D	1.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.56%G,H
Expenses net of fee waivers, if any	.56%G,H
Expenses net of all reductions	.56%G,H
Net investment income (loss)	3.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$16,952,477
Portfolio turnover rateE	26%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$16.00
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	.44
Total from investment operations	.51
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$16.51
Total ReturnC,D	3.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G,H
Expenses net of fee waivers, if any	.43%G,H
Expenses net of all reductions	.43%G,H
Net investment income (loss)	1.32%G
Supplemental Data
Net assets, end of period (000 omitted)	$146,314
Portfolio turnover rateE	26%G,I

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	20.5	20.7
Fidelity Series Emerging Markets Fund	7.3	8.1
Fidelity Series International Growth Fund	6.8	6.8
Fidelity Series International Value Fund	6.7	6.8
Fidelity Series Growth & Income Fund	6.4	5.0
Fidelity Series Intrinsic Opportunities Fund	6.4	4.4
Fidelity Series Growth Company Fund	5.6	5.9
Fidelity Series Government Money Market Fund 1.09%	5.1	4.9
Fidelity Series Stock Selector Large Cap Value Fund	4.8	5.0
Fidelity Series Value Discovery Fund	3.3	7.1
	72.9	74.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.3%
International Equity Funds	23.1%
Bond Funds	26.0%
Short-Term Funds	6.6%

Six months ago
Domestic Equity Funds	45.7%
International Equity Funds	23.3%
Bond Funds	24.5%
Short-Term Funds	6.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	23,106,225	$382,870,153
Fidelity Series 1000 Value Index Fund (a)	36,938,973	463,953,504
Fidelity Series All-Sector Equity Fund (a)	53,538,839	715,814,282
Fidelity Series Blue Chip Growth Fund (a)	55,331,943	732,594,922
Fidelity Series Commodity Strategy Fund (a)	99,275,045	519,208,484
Fidelity Series Growth & Income Fund (a)	110,309,342	1,677,805,086
Fidelity Series Growth Company Fund (a)	85,184,554	1,461,766,943
Fidelity Series Intrinsic Opportunities Fund (a)	96,710,147	1,661,480,323
Fidelity Series Opportunistic Insights Fund (a)	44,278,993	807,206,048
Fidelity Series Real Estate Equity Fund (a)	11,199,954	144,591,402
Fidelity Series Small Cap Discovery Fund (a)	17,918,354	215,020,248
Fidelity Series Small Cap Opportunities Fund (a)	47,489,050	663,896,923
Fidelity Series Stock Selector Large Cap Value Fund (a)	94,062,171	1,250,086,253
Fidelity Series Value Discovery Fund (a)	64,679,962	868,005,093
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,934,969,528)		11,564,299,664

International Equity Funds - 23.1%
Fidelity Series Canada Fund (a)	16,680,509	177,480,614
Fidelity Series Emerging Markets Fund (a)	93,283,795	1,921,646,175
Fidelity Series International Growth Fund (a)	111,095,498	1,765,307,455
Fidelity Series International Small Cap Fund (a)	23,655,045	423,661,858
Fidelity Series International Value Fund (a)	163,408,109	1,759,905,336
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,667,777,751)		6,048,001,438

Bond Funds - 26.0%
Fidelity Series Emerging Markets Debt Fund (a)	17,488,986	182,934,794
Fidelity Series Floating Rate High Income Fund (a)	6,374,794	60,496,791
Fidelity Series High Income Fund (a)	39,078,710	381,017,421
Fidelity Series Inflation-Protected Bond Index Fund (a)	19,453,558	192,395,691
Fidelity Series International Credit Fund (a)	1,531,359	15,390,157
Fidelity Series Investment Grade Bond Fund (a)	474,669,815	5,368,515,603
Fidelity Series Long-Term Treasury Bond Index Fund (a)	55,246,249	485,614,528
Fidelity Series Real Estate Income Fund (a)	10,930,829	122,097,358
TOTAL BOND FUNDS
(Cost $6,821,415,837)		6,808,462,343

Short-Term Funds - 6.6%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	1,325,218,039	1,325,218,039
Fidelity Series Short-Term Credit Fund (a)	39,320,942	392,816,213
TOTAL SHORT-TERM FUNDS
(Cost $1,718,177,848)		1,718,034,252
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $22,142,340,964)		26,138,797,697
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,034,569)
NET ASSETS - 100%		$26,125,763,128

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$150,442,258	$17,770,108	$13,926,515	$--	$2,580,063	$13,685,127	$382,870,153
Fidelity Series 1000 Value Index Fund	182,904,928	21,400,938	12,071,856	--	192,582	17,095,739	463,953,504
Fidelity Series All-Sector Equity Fund	283,721,155	33,373,903	29,530,763	--	1,295,271	29,454,693	715,814,282
Fidelity Series Blue Chip Growth Fund	289,473,741	97,752,438	45,555,331	1,415,194	9,286,374	(27,583,711)	732,594,922
Fidelity Series Canada Fund	--	114,695,640	585,619	--	1,646	3,587,816	177,480,614
Fidelity Series Commodity Strategy Fund	160,807,201	71,816,731	7,328,290	792,490	(396,156)	(1,877,440)	519,208,484
Fidelity Series Emerging Markets Debt Fund	70,309,321	10,649,918	2,362,410	2,409,201	7,641	1,007,194	182,934,794
Fidelity Series Emerging Markets Fund	795,230,582	96,529,103	320,854,275	--	27,798,589	92,361,573	1,921,646,175
Fidelity Series Floating Rate High Income Fund	23,882,508	3,472,533	954,171	605,940	314	(80,041)	60,496,791
Fidelity Series Government Money Market Fund 1.09%	474,107,523	119,798,762	18,851,996	2,560,346	--	--	1,325,218,039
Fidelity Series Growth & Income Fund	486,185,498	250,615,763(a)	32,538,807	2,769,141	(72,825)	57,994,298	1,677,805,086
Fidelity Series Growth Company Fund	572,602,766	57,675,218	87,445,893	--	28,584,635	77,091,162	1,461,766,943
Fidelity Series High Income Fund	146,512,107	22,408,747	5,763,981	4,522,030	14,067	3,739,826	381,017,421
Fidelity Series Inflation-Protected Bond Index Fund	79,763,875	9,190,354	3,050,563	52,145	2,353	(1,061,431)	192,395,691
Fidelity Series International Credit Fund	--	6,324,674	261	--	--	(13,324)	15,390,157
Fidelity Series International Growth Fund	665,002,902	81,689,934	84,870,358	--	3,322,578	94,245,504	1,765,307,455
Fidelity Series International Small Cap Fund	151,128,896	19,101,564	12,225,981	--	941,536	26,783,666	423,661,858
Fidelity Series International Value Fund	666,738,770	88,903,699	96,127,364	--	2,224,988	95,866,122	1,759,905,336
Fidelity Series Intrinsic Opportunities Fund	433,865,637	283,785,598(a)	3,098,961	11,568,988	(9,731)	22,752,207	1,661,480,323
Fidelity Series Investment Grade Bond Fund	2,024,582,252	359,039,654	79,054,902	28,761,243	(253,596)	2,837,534	5,368,515,603
Fidelity Series Long-Term Treasury Bond Index Fund	1,635,459	353,041,427	2,247,932	1,002,894	(105,485)	(6,485,847)	485,614,528
Fidelity Series Opportunistic Insights Fund	317,647,343	37,629,326	45,931,118	--	14,465,801	33,350,217	807,206,048
Fidelity Series Real Estate Equity Fund	57,575,442	10,421,048	2,961,889	505,120	(53,272)	(1,247,988)	144,591,402
Fidelity Series Real Estate Income Fund	47,340,033	8,758,997	1,813,230	1,266,465	(2,134)	224,601	122,097,358
Fidelity Series Short-Term Credit Fund	156,027,873	20,068,448	6,405,256	1,400,011	477	(388,377)	392,816,213
Fidelity Series Small Cap Discovery Fund	86,218,504	10,252,279	7,258,323	390,598	339,665	10,637,027	215,020,248
Fidelity Series Small Cap Opportunities Fund	257,643,145	76,921,465	16,424,281	1,231,852	(57,643)	(10,894,038)	663,896,923
Fidelity Series Stock Selector Large Cap Value Fund	492,174,859	57,783,134	30,733,524	--	159,754	43,760,183	1,250,086,253
Fidelity Series Value Discovery Fund	691,035,348	48,648,009	374,607,703(a)	5,458,763	39,081,853	(13,797,798)	868,005,093
Total	$9,764,559,926	$2,389,519,412	$1,344,581,553	$66,712,421	$129,349,345	$563,044,494	$26,138,797,697

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $22,142,340,964) — See accompanying schedule		$26,138,797,697
Receivable for investments sold		497,474
Receivable for fund shares sold		35,222,359
Total assets		26,174,517,530
Liabilities
Payable for investments purchased	$7,713,559
Payable for fund shares redeemed	27,991,541
Accrued management fee	13,049,302
Total liabilities		48,754,402
Net Assets		$26,125,763,128
Net Assets consist of:
Paid in capital		$21,817,679,164
Undistributed net investment income		37,809,658
Accumulated undistributed net realized gain (loss) on investments		273,817,573
Net unrealized appreciation (depreciation) on investments		3,996,456,733
Net Assets		$26,125,763,128
Fidelity Freedom 2025 Fund:
Net Asset Value, offering price and redemption price per share ($10,446,711,490 ÷ 732,481,783 shares)		$14.26
Class K:
Net Asset Value, offering price and redemption price per share ($15,401,033,369 ÷ 1,079,987,759 shares)		$14.26
Class K6:
Net Asset Value, offering price and redemption price per share ($278,018,269 ÷ 19,475,830 shares)		$14.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$66,712,421
Expenses
Management fee	$28,191,618
Independent trustees' fees and expenses	18,324
Total expenses before reductions	28,209,942
Expense reductions	(6,404)	28,203,538
Net investment income (loss)		38,508,883
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	129,349,345
Capital gain distributions from underlying funds	166,947,018
Total net realized gain (loss)		296,296,363
Change in net unrealized appreciation (depreciation) on underlying funds		563,044,494
Net gain (loss)		859,340,857
Net increase (decrease) in net assets resulting from operations		$897,849,740

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,508,883	$151,298,835
Net realized gain (loss)	296,296,363	179,330,142
Change in net unrealized appreciation (depreciation)	563,044,494	740,586,840
Net increase (decrease) in net assets resulting from operations	897,849,740	1,071,215,817
Distributions to shareholders from net investment income	(20,288,985)	(147,758,780)
Distributions to shareholders from net realized gain	(126,806,087)	(204,066,897)
Total distributions	(147,095,072)	(351,825,677)
Share transactions - net increase (decrease)	15,610,461,159	327,589,461
Total increase (decrease) in net assets	16,361,215,827	1,046,979,601
Net Assets
Beginning of period	9,764,547,301	8,717,567,700
End of period	$26,125,763,128	$9,764,547,301
Other Information
Undistributed net investment income end of period	$37,809,658	$19,589,760

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2025 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$12.49	$13.51	$13.49	$12.58	$11.81
Income from Investment Operations
Net investment income (loss)A	.02	.21	.22	.24	.20	.21
Net realized and unrealized gain (loss)	.94	1.30	(.54)	.69	1.30	.84
Total from investment operations	.96	1.51	(.32)	.93	1.50	1.05
Distributions from net investment income	(.03)	(.21)	(.23)	(.25)	(.20)	(.22)
Distributions from net realized gain	(.18)	(.29)	(.47)	(.66)	(.39)	(.06)
Total distributions	(.20)B	(.50)	(.70)	(.91)	(.59)	(.28)
Net asset value, end of period	$14.26	$13.50	$12.49	$13.51	$13.49	$12.58
Total ReturnC,D	7.21%	12.46%	(2.50)%	7.23%	12.08%	9.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.45%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.45%G	-%	-%	-%	-%	-%
Net investment income (loss)	.28%G	1.66%	1.75%	1.81%	1.53%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$10,446,711	$9,764,547	$8,717,568	$9,054,681	$8,865,153	$8,229,885
Portfolio turnover rateF	25%G,I	19%	17%	19%	46%	31%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.175 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.02
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	.17
Total from investment operations	.24
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$14.26
Total ReturnC,D	1.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%G,H
Expenses net of fee waivers, if any	.60%G,H
Expenses net of all reductions	.60%G,H
Net investment income (loss)	2.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$15,401,033
Portfolio turnover rateE	25%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.80
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.43
Total from investment operations	.48
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$14.28
Total ReturnC,D	3.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G
Expenses net of fee waivers, if any	.45%G
Expenses net of all reductions	.45%G
Net investment income (loss)	1.10%G
Supplemental Data
Net assets, end of period (000 omitted)	$278,018
Portfolio turnover rateE	25%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	12.8	12.1
Fidelity Series Emerging Markets Fund	8.3	9.2
Fidelity Series International Value Fund	8.1	8.3
Fidelity Series International Growth Fund	8.0	8.2
Fidelity Series Growth & Income Fund	7.8	6.1
Fidelity Series Intrinsic Opportunities Fund	7.7	5.4
Fidelity Series Growth Company Fund	6.8	7.2
Fidelity Series Stock Selector Large Cap Value Fund	5.9	6.2
Fidelity Series Value Discovery Fund	4.0	8.7
Fidelity Series Opportunistic Insights Fund	3.8	4.0
	73.2	75.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.5%
International Equity Funds	27.1%
Bond Funds	18.4%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	55.5%
International Equity Funds	27.6%
Bond Funds	15.9%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	33,011,459	$546,999,877
Fidelity Series 1000 Value Index Fund (a)	52,669,817	661,532,902
Fidelity Series All-Sector Equity Fund (a)	76,462,043	1,022,297,520
Fidelity Series Blue Chip Growth Fund (a)	79,024,332	1,046,282,159
Fidelity Series Commodity Strategy Fund (a)	114,721,890	599,995,484
Fidelity Series Growth & Income Fund (a)	157,617,115	2,397,356,321
Fidelity Series Growth Company Fund (a)	121,635,719	2,087,268,939
Fidelity Series Intrinsic Opportunities Fund (a)	137,166,404	2,356,518,816
Fidelity Series Opportunistic Insights Fund (a)	63,234,666	1,152,767,965
Fidelity Series Real Estate Equity Fund (a)	15,960,991	206,056,391
Fidelity Series Small Cap Discovery Fund (a)	25,614,110	307,369,323
Fidelity Series Small Cap Opportunities Fund (a)	67,573,854	944,682,480
Fidelity Series Stock Selector Large Cap Value Fund (a)	134,477,716	1,787,208,852
Fidelity Series Value Discovery Fund (a)	91,942,953	1,233,874,433
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,618,949,993)		16,350,211,462

International Equity Funds - 27.1%
Fidelity Series Canada Fund (a)	23,175,007	246,582,079
Fidelity Series Emerging Markets Fund (a)	123,414,039	2,542,329,208
Fidelity Series International Growth Fund (a)	153,929,291	2,445,936,434
Fidelity Series International Small Cap Fund (a)	32,919,734	589,592,441
Fidelity Series International Value Fund (a)	228,573,280	2,461,734,226
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,487,947,253)		8,286,174,388

Bond Funds - 18.4%
Fidelity Series Emerging Markets Debt Fund (a)	20,064,580	209,875,508
Fidelity Series Floating Rate High Income Fund (a)	7,277,303	69,061,607
Fidelity Series High Income Fund (a)	45,086,473	439,593,113
Fidelity Series Inflation-Protected Bond Index Fund (a)	24,283,674	240,165,531
Fidelity Series International Credit Fund (a)	1,490,851	14,983,057
Fidelity Series Investment Grade Bond Fund (a)	347,173,705	3,926,534,608
Fidelity Series Long-Term Treasury Bond Index Fund (a)	67,286,236	591,446,015
Fidelity Series Real Estate Income Fund (a)	12,602,356	140,768,319
TOTAL BOND FUNDS
(Cost $5,607,118,317)		5,632,427,758

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	250,372,725	250,372,725
Fidelity Series Short-Term Credit Fund (a)	7,102,241	70,951,385
TOTAL SHORT-TERM FUNDS
(Cost $321,208,253)		321,324,110
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $25,035,223,816)		30,590,137,718
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(16,181,965)
NET ASSETS - 100%		$30,573,955,753

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$213,000,452	$21,692,560	$16,325,500	$--	$3,812,277	$19,335,306	$546,999,877
Fidelity Series 1000 Value Index Fund	258,439,164	26,478,796	13,375,483	--	216,212	24,370,225	661,532,902
Fidelity Series All-Sector Equity Fund	401,700,789	40,655,742	35,764,416	--	1,758,398	41,974,050	1,022,297,520
Fidelity Series Blue Chip Growth Fund	409,846,594	132,790,534	58,565,935	2,023,938	12,448,991	(39,069,447)	1,046,282,159
Fidelity Series Canada Fund	--	146,697,407	795,528	--	2,717	5,694,458	246,582,079
Fidelity Series Commodity Strategy Fund	181,305,844	84,155,693	7,359,092	917,038	(676,017)	(1,868,533)	599,995,484
Fidelity Series Emerging Markets Debt Fund	79,431,440	10,909,906	2,377,066	2,723,928	22,223	1,107,979	209,875,508
Fidelity Series Emerging Markets Fund	1,036,984,669	108,636,109	393,397,067	--	37,006,559	120,264,472	2,542,329,208
Fidelity Series Floating Rate High Income Fund	27,384,693	3,531,146	966,728	693,651	(424)	(91,512)	69,061,607
Fidelity Series Government Money Market Fund 1.09%	86,241,591	24,257,840	3,118,202	487,883	--	--	250,372,725
Fidelity Series Growth & Income Fund	688,738,261	346,802,406 (a)	38,076,989	3,932,932	(132,722)	82,574,226	2,397,356,321
Fidelity Series Growth Company Fund	811,270,155	72,934,600	117,608,255	--	39,260,168	111,076,841	2,087,268,939
Fidelity Series High Income Fund	170,348,294	22,990,323	5,823,640	5,248,071	10,513	4,329,082	439,593,113
Fidelity Series Inflation-Protected Bond Index Fund	100,796,632	6,505,475	4,522,867	64,468	(42,668)	(1,317,983)	240,165,531
Fidelity Series International Credit Fund	--	6,160,029	166	--	--	(12,944)	14,983,057
Fidelity Series International Growth Fund	933,125,645	97,816,457	126,987,816	--	5,039,439	130,891,960	2,445,936,434
Fidelity Series International Small Cap Fund	212,846,304	22,838,989	18,628,686	--	1,656,338	37,079,991	589,592,441
Fidelity Series International Value Fund	935,212,029	100,123,420	111,202,171	--	561,861	136,021,605	2,461,734,226
Fidelity Series Intrinsic Opportunities Fund	613,420,497	388,543,479 (a)	2,974,630	16,427,077	(8,953)	31,890,043	2,356,518,816
Fidelity Series Investment Grade Bond Fund	1,367,569,367	350,649,953	49,895,086	20,423,289	(258,499)	984,124	3,926,534,608
Fidelity Series Long-Term Treasury Bond Index Fund	940,915	435,836,830	2,155,676	1,191,327	(98,995)	(8,086,965)	591,446,015
Fidelity Series Opportunistic Insights Fund	449,735,472	45,823,236	58,331,289	--	19,400,784	48,508,852	1,152,767,965
Fidelity Series Real Estate Equity Fund	81,538,943	13,761,115	3,176,864	714,512	(21,612)	(1,824,237)	206,056,391
Fidelity Series Real Estate Income Fund	54,581,853	9,204,785	1,833,281	1,449,568	(1,263)	269,338	140,768,319
Fidelity Series Short-Term Credit Fund	28,157,403	3,172,315	1,075,839	250,545	(542)	(69,797)	70,951,385
Fidelity Series Small Cap Discovery Fund	121,760,717	12,643,054	7,897,473	549,507	416,932	15,220,598	307,369,323
Fidelity Series Small Cap Opportunities Fund	365,212,608	104,100,121	19,315,643	1,755,251	(118,073)	(15,583,796)	944,682,480
Fidelity Series Stock Selector Large Cap Value Fund	697,267,883	74,714,039	35,904,425	--	199,098	62,475,294	1,787,208,852
Fidelity Series Value Discovery Fund	978,820,033	60,098,789	524,500,801 (a)	7,744,137	49,586,936	(13,693,257)	1,233,874,433
Total	$11,305,678,247	$2,774,525,148	$1,661,956,614	$66,597,122	$170,039,678	$792,449,973	$30,590,137,718

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $25,035,223,816) — See accompanying schedule		$30,590,137,718
Cash		1
Receivable for investments sold		188,357
Receivable for fund shares sold		66,408,761
Other receivables		123,544
Total assets		30,656,858,381
Liabilities
Payable for investments purchased	$9,090,502
Payable for fund shares redeemed	57,504,461
Accrued management fee	16,184,120
Other payables and accrued expenses	123,545
Total liabilities		82,902,628
Net Assets		$30,573,955,753
Net Assets consist of:
Paid in capital		$24,609,884,915
Undistributed net investment income		31,504,426
Accumulated undistributed net realized gain (loss) on investments		377,652,510
Net unrealized appreciation (depreciation) on investments		5,554,913,902
Net Assets		$30,573,955,753
Fidelity Freedom 2030 Fund:
Net Asset Value, offering price and redemption price per share ($12,138,738,094 ÷ 681,184,984 shares)		$17.82
Class K:
Net Asset Value, offering price and redemption price per share ($18,037,948,241 ÷ 1,011,919,732 shares)		$17.83
Class K6:
Net Asset Value, offering price and redemption price per share ($397,269,418 ÷ 22,274,462 shares)		$17.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$66,597,122
Expenses
Management fee	$34,907,467
Independent trustees' fees and expenses	22,209
Total expenses before reductions	34,929,676
Expense reductions	(7,879)	34,921,797
Net investment income (loss)		31,675,325
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	170,039,678
Capital gain distributions from underlying funds	238,044,467
Total net realized gain (loss)		408,084,145
Change in net unrealized appreciation (depreciation) on underlying funds		792,449,973
Net gain (loss)		1,200,534,118
Net increase (decrease) in net assets resulting from operations		$1,232,209,443

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,675,325	$165,707,982
Net realized gain (loss)	408,084,145	222,767,932
Change in net unrealized appreciation (depreciation)	792,449,973	1,056,666,897
Net increase (decrease) in net assets resulting from operations	1,232,209,443	1,445,142,811
Distributions to shareholders from net investment income	(14,875,007)	(163,120,493)
Distributions to shareholders from net realized gain	(177,823,710)	(254,968,549)
Total distributions	(192,698,717)	(418,089,042)
Share transactions - net increase (decrease)	18,228,776,530	128,477,357
Total increase (decrease) in net assets	19,268,287,256	1,155,531,126
Net Assets
Beginning of period	11,305,668,497	10,150,137,371
End of period	$30,573,955,753	$11,305,668,497
Other Information
Undistributed net investment income end of period	$31,504,426	$14,704,108

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2030 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.72	$15.20	$16.62	$16.47	$15.02	$14.07
Income from Investment Operations
Net investment income (loss)A	.01	.25	.25	.27	.24	.25
Net realized and unrealized gain (loss)	1.38	1.90	(.75)	.95	1.71	1.04
Total from investment operations	1.39	2.15	(.50)	1.22	1.95	1.29
Distributions from net investment income	(.02)	(.25)	(.26)	(.28)	(.25)	(.27)
Distributions from net realized gain	(.26)	(.38)	(.67)	(.79)	(.25)	(.07)
Total distributions	(.29)B	(.63)	(.92)C	(1.07)	(.50)	(.34)
Net asset value, end of period	$17.82	$16.72	$15.20	$16.62	$16.47	$15.02
Total ReturnD,E	8.38%	14.58%	(3.17)%	7.76%	13.08%	9.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.47%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.47%H	-%	-%	-%	-%	-%
Net investment income (loss)	.12%H	1.57%	1.59%	1.68%	1.50%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$12,138,738	$11,305,668	$10,150,137	$10,883,658	$10,933,549	$10,636,397
Portfolio turnover rateF	27%H,J	17%	16%	17%	54%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.263 per share.

 C Total distributions of $.92 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.665 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than $.005%

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$17.47
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.28
Total from investment operations	.36
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$17.83
Total ReturnC,D	2.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G,H
Expenses net of fee waivers, if any	.63%G,H
Expenses net of all reductions	.63%G,H
Net investment income (loss)	2.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$18,037,948
Portfolio turnover rateE	27%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$17.15
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.64
Total from investment operations	.69
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$17.84
Total ReturnC,D	4.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G
Expenses net of fee waivers, if any	.47%G
Expenses net of all reductions	.47%G
Net investment income (loss)	.89%G
Supplemental Data
Net assets, end of period (000 omitted)	$397,269
Portfolio turnover rateE	27%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	9.3	10.0
Fidelity Series International Value Fund	9.2	9.4
Fidelity Series International Growth Fund	9.1	9.4
Fidelity Series Growth & Income Fund	9.0	7.0
Fidelity Series Intrinsic Opportunities Fund	8.8	6.2
Fidelity Series Growth Company Fund	7.9	8.2
Fidelity Series Stock Selector Large Cap Value Fund	6.7	7.0
Fidelity Series Value Discovery Fund	4.6	9.9
Fidelity Series Opportunistic Insights Fund	4.3	4.5
Fidelity Series Blue Chip Growth Fund	3.9	4.1
	72.8	75.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.3%
International Equity Funds	30.6%
Bond Funds	7.1%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.1%
International Equity Funds	30.9%
Bond Funds	5.0%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	25,655,385	$425,109,723
Fidelity Series 1000 Value Index Fund (a)	40,805,277	512,514,279
Fidelity Series All-Sector Equity Fund (a)	59,303,925	792,893,476
Fidelity Series Blue Chip Growth Fund (a)	61,288,409	811,458,532
Fidelity Series Commodity Strategy Fund (a)	77,143,693	403,461,514
Fidelity Series Growth & Income Fund (a)	122,037,474	1,856,189,986
Fidelity Series Growth Company Fund (a)	94,227,706	1,616,947,431
Fidelity Series Intrinsic Opportunities Fund (a)	105,119,666	1,805,955,864
Fidelity Series Opportunistic Insights Fund (a)	49,031,237	893,839,444
Fidelity Series Real Estate Equity Fund (a)	12,383,831	159,875,264
Fidelity Series Small Cap Discovery Fund (a)	19,931,775	239,181,297
Fidelity Series Small Cap Opportunities Fund (a)	52,459,415	733,382,623
Fidelity Series Stock Selector Large Cap Value Fund (a)	104,215,933	1,385,029,747
Fidelity Series Value Discovery Fund (a)	71,061,857	953,650,114
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,875,548,042)		12,589,489,294

International Equity Funds - 30.6%
Fidelity Series Canada Fund (a)	15,480,840	164,716,136
Fidelity Series Emerging Markets Fund (a)	92,390,678	1,903,247,968
Fidelity Series International Growth Fund (a)	117,501,670	1,867,101,540
Fidelity Series International Small Cap Fund (a)	25,120,504	449,908,223
Fidelity Series International Value Fund (a)	176,398,349	1,899,810,218
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,980,759,594)		6,284,784,085

Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund (a)	13,271,954	138,824,643
Fidelity Series Floating Rate High Income Fund (a)	4,841,251	45,943,471
Fidelity Series High Income Fund (a)	30,027,893	292,771,952
Fidelity Series Inflation-Protected Bond Index Fund (a)	16,173,749	159,958,380
Fidelity Series International Credit Fund (a)	995,750	10,007,288
Fidelity Series Investment Grade Bond Fund (a)	29,922,396	338,422,301
Fidelity Series Long-Term Treasury Bond Index Fund (a)	42,417,270	372,847,806
Fidelity Series Real Estate Income Fund (a)	8,330,056	93,046,723
TOTAL BOND FUNDS
(Cost $1,438,412,258)		1,451,822,564

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	168,014,506	168,014,506
Fidelity Series Short-Term Credit Fund (a)	4,752,182	47,474,303
TOTAL SHORT-TERM FUNDS
(Cost $215,412,721)		215,488,809
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $16,510,132,615)		20,541,584,752
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,413,915)
NET ASSETS - 100%		$20,530,170,837

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$148,282,227	$24,290,086	$9,153,915	$--	$252,554	$16,944,394	$425,109,723
Fidelity Series 1000 Value Index Fund	179,592,513	30,800,026	8,279,340	--	21,453	18,738,744	512,514,279
Fidelity Series All-Sector Equity Fund	279,645,931	45,579,647	21,338,224	--	377,646	31,889,503	792,893,476
Fidelity Series Blue Chip Growth Fund	285,318,640	116,906,770	36,950,441	1,566,976	6,493,604	(30,467,954)	811,458,532
Fidelity Series Canada Fund	--	82,579,118	673,413	--	1,869	4,360,392	164,716,136
Fidelity Series Commodity Strategy Fund	111,388,669	59,937,856	5,054,287	615,569	(631,469)	(1,054,675)	403,461,514
Fidelity Series Emerging Markets Debt Fund	48,645,752	9,503,790	1,653,875	1,701,372	38,797	619,773	138,824,643
Fidelity Series Emerging Markets Fund	685,552,413	115,382,357	231,797,110	--	13,049,819	91,893,452	1,903,247,968
Fidelity Series Floating Rate High Income Fund	16,615,127	3,177,380	669,269	430,693	(18,316)	(39,370)	45,943,471
Fidelity Series Government Money Market Fund 1.09%	53,467,356	17,661,349	2,171,270	312,922	--	--	168,014,506
Fidelity Series Growth & Income Fund	479,148,645	287,947,372(a)	25,967,579	2,771,304	(106,084)	63,746,464	1,856,189,986
Fidelity Series Growth Company Fund	564,837,431	78,752,144	68,789,161	--	21,816,312	86,917,429	1,616,947,431
Fidelity Series High Income Fund	103,635,702	20,321,065	4,036,318	3,265,733	14,665	2,791,745	292,771,952
Fidelity Series Inflation-Protected Bond Index Fund	61,194,766	7,033,278	2,163,747	40,706	428	(954,151)	159,958,380
Fidelity Series International Credit Fund	--	3,865,025	14	--	--	(11,137)	10,007,288
Fidelity Series International Growth Fund	645,735,531	107,439,406	84,413,122	--	1,735,708	94,342,956	1,867,101,540
Fidelity Series International Small Cap Fund	147,541,592	25,109,060	12,509,149	--	859,497	26,627,500	449,908,223
Fidelity Series International Value Fund	647,425,663	114,586,418	59,732,114	--	(802,386)	100,080,061	1,899,810,218
Fidelity Series Intrinsic Opportunities Fund	425,390,545	323,847,229(a)	3,027,047	12,566,957	29,685	20,942,431	1,805,955,864
Fidelity Series Investment Grade Bond Fund	81,635,475	60,890,451	4,468,836	1,522,719	2,847	(395,533)	338,422,301
Fidelity Series Long-Term Treasury Bond Index Fund	31,462	262,679,047	1,368,983	740,275	(5,443)	(5,491,845)	372,847,806
Fidelity Series Opportunistic Insights Fund	313,087,328	51,537,583	37,015,203	--	4,272,813	44,966,426	893,839,444
Fidelity Series Real Estate Equity Fund	57,029,392	14,191,306	2,481,849	519,519	(6,158)	(1,489,353)	159,875,264
Fidelity Series Real Estate Income Fund	32,984,692	7,799,936	1,268,950	902,471	(9,074)	143,261	93,046,723
Fidelity Series Short-Term Credit Fund	17,120,293	3,003,768	743,475	156,440	(415)	(54,035)	47,474,303
Fidelity Series Small Cap Discovery Fund	84,431,775	13,954,536	3,822,092	383,283	14,056	12,174,573	239,181,297
Fidelity Series Small Cap Opportunities Fund	253,917,431	94,095,745	11,243,602	1,360,288	(135,745)	(12,082,179)	733,382,623
Fidelity Series Stock Selector Large Cap Value Fund	485,084,612	84,891,208	22,569,330	--	41,668	47,897,214	1,385,029,747
Fidelity Series Value Discovery Fund	681,088,437	64,633,599	364,190,699(a)	5,456,161	26,490,209	1,271,333	953,650,114
Total	$6,889,829,400	$2,132,396,555	$1,027,552,414	$34,313,388	$73,798,540	$614,307,419	$20,541,584,752

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $16,510,132,615) — See accompanying schedule		$20,541,584,752
Cash		5
Receivable for investments sold		316,985
Receivable for fund shares sold		33,622,988
Total assets		20,575,524,730
Liabilities
Payable for investments purchased	$17,185,962
Payable for fund shares redeemed	16,755,141
Accrued management fee	11,412,790
Total liabilities		45,353,893
Net Assets		$20,530,170,837
Net Assets consist of:
Paid in capital		$16,249,233,931
Undistributed net investment income		10,428,637
Accumulated undistributed net realized gain (loss) on investments		239,056,132
Net unrealized appreciation (depreciation) on investments		4,031,452,137
Net Assets		$20,530,170,837
Fidelity Freedom 2035 Fund:
Net Asset Value, offering price and redemption price per share ($7,579,411,779 ÷ 507,969,968 shares)		$14.92
Class K:
Net Asset Value, offering price and redemption price per share ($12,587,792,858 ÷ 843,667,834 shares)		$14.92
Class K6:
Net Asset Value, offering price and redemption price per share ($362,966,200 ÷ 24,303,379 shares)		$14.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$34,313,388
Expenses
Management fee	$23,530,218
Independent trustees' fees and expenses	13,085
Total expenses before reductions	23,543,303
Expense reductions	(4,521)	23,538,782
Net investment income (loss)		10,774,606
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	73,798,540
Capital gain distributions from underlying funds	182,525,796
Total net realized gain (loss)		256,324,336
Change in net unrealized appreciation (depreciation) on underlying funds		614,307,419
Net gain (loss)		870,631,755
Net increase (decrease) in net assets resulting from operations		$881,406,361

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,774,606	$91,212,153
Net realized gain (loss)	256,324,336	136,198,233
Change in net unrealized appreciation (depreciation)	614,307,419	720,467,700
Net increase (decrease) in net assets resulting from operations	881,406,361	947,878,086
Distributions to shareholders from net investment income	(4,477,894)	(88,507,344)
Distributions to shareholders from net realized gain	(104,484,046)	(162,354,536)
Total distributions	(108,961,940)	(250,861,880)
Share transactions - net increase (decrease)	12,867,898,287	231,724,174
Total increase (decrease) in net assets	13,640,342,708	928,740,380
Net Assets
Beginning of period	6,889,828,129	5,961,087,749
End of period	$20,530,170,837	$6,889,828,129
Other Information
Undistributed net investment income end of period	$10,428,637	$4,131,925

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2035 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.88	$12.46	$13.67	$13.62	$12.57	$11.68
Income from Investment Operations
Net investment income (loss)A	–B	.19	.19	.22	.18	.20
Net realized and unrealized gain (loss)	1.26	1.75	(.65)	.80	1.63	.93
Total from investment operations	1.26	1.94	(.46)	1.02	1.81	1.13
Distributions from net investment income	(.01)	(.18)	(.20)	(.23)	(.19)	(.21)
Distributions from net realized gain	(.21)	(.34)	(.55)	(.75)	(.57)	(.03)
Total distributions	(.22)	(.52)	(.75)	(.97)C	(.76)	(.24)
Net asset value, end of period	$14.92	$13.88	$12.46	$13.67	$13.62	$12.57
Total ReturnD,E	9.17%	16.09%	(3.59)%	7.90%	14.76%	9.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.50%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.50%H	-%	-%	-%	-%	-%
Net investment income (loss)	(.06)%H	1.45%	1.48%	1.62%	1.42%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$7,579,412	$6,889,828	$5,961,088	$6,289,345	$6,183,144	$5,648,531
Portfolio turnover rateF	26%H,J	16%	15%	18%	54%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.746 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.60
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.27
Total from investment operations	.32
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$14.92
Total ReturnC,D	2.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G,H
Expenses net of fee waivers, if any	.67%G,H
Expenses net of all reductions	.67%G,H
Net investment income (loss)	1.72%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,587,793
Portfolio turnover rateE	26%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.30
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.60
Total from investment operations	.63
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$14.93
Total ReturnC,D	4.41%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	.60%G
Supplemental Data
Net assets, end of period (000 omitted)	$362,966
Portfolio turnover rateE	26%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.3	9.5
Fidelity Series Growth & Income Fund	9.2	7.0
Fidelity Series International Growth Fund	9.2	9.4
Fidelity Series Intrinsic Opportunities Fund	8.9	6.2
Fidelity Series Growth Company Fund	8.0	8.3
Fidelity Series Stock Selector Large Cap Value Fund	6.9	7.1
Fidelity Series Value Discovery Fund	4.7	10.0
Fidelity Series Opportunistic Insights Fund	4.4	4.6
Fidelity Series Blue Chip Growth Fund	4.0	4.2
	74.1	76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.1%
Bond Funds	5.7%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.6%
International Equity Funds	31.1%
Bond Funds	4.3%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	26,948,665	$446,539,376
Fidelity Series 1000 Value Index Fund (a)	43,015,926	540,280,025
Fidelity Series All-Sector Equity Fund (a)	62,404,218	834,344,401
Fidelity Series Blue Chip Growth Fund (a)	64,495,068	853,914,703
Fidelity Series Commodity Strategy Fund (a)	80,192,540	419,406,986
Fidelity Series Growth & Income Fund (a)	128,740,284	1,958,139,712
Fidelity Series Growth Company Fund (a)	99,256,140	1,703,235,363
Fidelity Series Intrinsic Opportunities Fund (a)	111,037,824	1,907,629,810
Fidelity Series Opportunistic Insights Fund (a)	51,606,409	940,784,833
Fidelity Series Real Estate Equity Fund (a)	13,045,379	168,415,844
Fidelity Series Small Cap Discovery Fund (a)	20,884,915	250,618,985
Fidelity Series Small Cap Opportunities Fund (a)	55,269,556	772,668,395
Fidelity Series Stock Selector Large Cap Value Fund (a)	109,905,481	1,460,643,846
Fidelity Series Value Discovery Fund (a)	74,958,702	1,005,945,781
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,325,393,148)		13,262,568,060

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	18,676,475	198,717,690
Fidelity Series Emerging Markets Fund (a)	98,594,196	2,031,040,425
Fidelity Series International Growth Fund (a)	122,638,260	1,948,721,951
Fidelity Series International Small Cap Fund (a)	26,452,360	473,761,763
Fidelity Series International Value Fund (a)	184,607,211	1,988,219,665
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,243,081,022)		6,640,461,494

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	13,801,206	144,360,611
Fidelity Series Floating Rate High Income Fund (a)	5,029,440	47,729,389
Fidelity Series High Income Fund (a)	31,460,072	306,735,702
Fidelity Series Inflation-Protected Bond Index Fund (a)	16,909,044	167,230,440
Fidelity Series International Credit Fund (a)	966,922	9,717,570
Fidelity Series Investment Grade Bond Fund (a)	8,930,985	101,009,446
Fidelity Series Long-Term Treasury Bond Index Fund (a)	39,190,102	344,480,997
Fidelity Series Real Estate Income Fund (a)	8,765,882	97,914,903
TOTAL BOND FUNDS
(Cost $1,207,681,389)		1,219,179,058

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	172,634,935	172,634,935
Fidelity Series Short-Term Credit Fund (a)	5,078,567	50,734,882
TOTAL SHORT-TERM FUNDS
(Cost $223,287,248)		223,369,817
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $16,999,442,807)		21,345,578,429
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,871,179)
NET ASSETS - 100%		$21,333,707,250

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$157,353,366	$20,068,447	$7,972,064	$--	$513,868	$17,658,576	$446,539,376
Fidelity Series 1000 Value Index Fund	191,170,503	26,255,270	7,352,788	--	25,495	19,797,190	540,280,025
Fidelity Series All-Sector Equity Fund	296,575,515	37,652,444	18,775,322	--	305,502	33,817,057	834,344,401
Fidelity Series Blue Chip Growth Fund	303,451,828	112,332,197	35,918,107	1,649,837	7,062,344	(32,057,731)	853,914,703
Fidelity Series Canada Fund	--	112,542,030	557,772	--	1,427	4,723,942	198,717,690
Fidelity Series Commodity Strategy Fund	115,949,172	77,572,779	23,035,322	640,283	(1,199,202)	(536,582)	419,406,986
Fidelity Series Emerging Markets Debt Fund	51,381,271	8,226,756	1,535,506	1,779,220	(20,330)	708,518	144,360,611
Fidelity Series Emerging Markets Fund	727,479,065	95,150,590	201,974,439	--	11,431,327	99,093,026	2,031,040,425
Fidelity Series Floating Rate High Income Fund	17,557,187	2,689,338	624,941	450,020	(8,552)	(50,648)	47,729,389
Fidelity Series Government Money Market Fund 1.09%	56,452,877	15,577,500	1,998,410	317,998	--	--	172,634,935
Fidelity Series Growth & Income Fund	509,763,605	285,830,023 (a)	24,404,265	2,944,146	(57,253)	67,461,207	1,958,139,712
Fidelity Series Growth Company Fund	600,472,029	67,963,481	72,405,245	--	23,562,991	91,749,400	1,703,235,363
Fidelity Series High Income Fund	110,141,929	17,447,466	3,767,729	3,434,955	8,512	2,953,745	306,735,702
Fidelity Series Inflation-Protected Bond Index Fund	65,384,074	5,377,550	2,959,785	42,682	(31,233)	(974,190)	167,230,440
Fidelity Series International Credit Fund	--	3,616,415	45	--	--	(12,182)	9,717,570
Fidelity Series International Growth Fund	686,373,633	89,432,506	99,413,926	--	2,540,338	98,957,720	1,948,721,951
Fidelity Series International Small Cap Fund	156,827,013	20,808,471	11,605,410	--	826,971	28,225,343	473,761,763
Fidelity Series International Value Fund	688,167,886	98,521,299	69,798,103	--	141,355	104,555,074	1,988,219,665
Fidelity Series Intrinsic Opportunities Fund	451,625,015	327,548,221 (a)	2,307,182	13,287,175	(6,477)	22,210,925	1,907,629,810
Fidelity Series Investment Grade Bond Fund	31,065,292	11,482,102	1,836,647	496,726	6,849	(63,664)	101,009,446
Fidelity Series Long-Term Treasury Bond Index Fund	30,159	235,184,465	2,048,907	731,791	(17,648)	(5,348,594)	344,480,997
Fidelity Series Opportunistic Insights Fund	332,984,066	42,470,270	35,684,826	--	6,482,021	45,685,637	940,784,833
Fidelity Series Real Estate Equity Fund	60,193,847	13,514,848	2,347,976	541,555	(1,991)	(1,562,903)	168,415,844
Fidelity Series Real Estate Income Fund	34,859,596	6,855,141	1,185,902	935,133	4,180	153,943	97,914,903
Fidelity Series Short-Term Credit Fund	18,743,753	2,516,694	695,388	168,919	(363)	(56,684)	50,734,882
Fidelity Series Small Cap Discovery Fund	89,631,440	11,551,085	3,436,609	404,042	14,184	12,790,343	250,618,985
Fidelity Series Small Cap Opportunities Fund	270,216,572	91,265,040	10,334,488	1,433,916	(128,030)	(12,767,861)	772,668,395
Fidelity Series Stock Selector Large Cap Value Fund	516,075,449	73,091,638	19,782,016	--	61,700	50,596,167	1,460,643,846
Fidelity Series Value Discovery Fund	724,534,607	53,995,910	380,779,458(a)	5,814,090	34,705,461	(5,156,134)	1,005,945,781
Total	$7,264,460,749	$1,966,539,976	$1,044,538,578	$35,072,488	$86,223,446	$642,550,640	$21,345,578,429

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $16,999,442,807) — See accompanying schedule		$21,345,578,429
Cash		16
Receivable for investments sold		240,582
Receivable for fund shares sold		60,311,653
Total assets		21,406,130,680
Liabilities
Payable for investments purchased	$13,747,670
Payable for fund shares redeemed	46,802,133
Accrued management fee	11,873,627
Total liabilities		72,423,430
Net Assets		$21,333,707,250
Net Assets consist of:
Paid in capital		$16,718,059,994
Undistributed net investment income		10,488,031
Accumulated undistributed net realized gain (loss) on investments		259,023,603
Net unrealized appreciation (depreciation) on investments		4,346,135,622
Net Assets		$21,333,707,250
Fidelity Freedom 2040 Fund:
Net Asset Value, offering price and redemption price per share ($7,864,541,579 ÷ 750,772,549 shares)		$10.48
Class K:
Net Asset Value, offering price and redemption price per share ($13,178,772,483 ÷ 1,257,433,086 shares)		$10.48
Class K6:
Net Asset Value, offering price and redemption price per share ($290,393,188 ÷ 27,709,216 shares)		$10.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$35,072,488
Expenses
Management fee	$24,524,866
Independent trustees' fees and expenses	13,711
Total expenses before reductions	24,538,577
Expense reductions	(4,763)	24,533,814
Net investment income (loss)		10,538,674
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	86,223,446
Capital gain distributions from underlying funds	192,356,208
Total net realized gain (loss)		278,579,654
Change in net unrealized appreciation (depreciation) on underlying funds		642,550,640
Net gain (loss)		921,130,294
Net increase (decrease) in net assets resulting from operations		$931,668,968

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,538,674	$96,980,348
Net realized gain (loss)	278,579,654	144,536,452
Change in net unrealized appreciation (depreciation)	642,550,640	768,804,398
Net increase (decrease) in net assets resulting from operations	931,668,968	1,010,321,198
Distributions to shareholders from net investment income	(3,727,463)	(96,859,849)
Distributions to shareholders from net realized gain	(114,805,801)	(178,085,083)
Total distributions	(118,533,264)	(274,944,932)
Share transactions - net increase (decrease)	13,256,112,838	140,516,333
Total increase (decrease) in net assets	14,069,248,542	875,892,599
Net Assets
Beginning of period	7,264,458,708	6,388,566,109
End of period	$21,333,707,250	$7,264,458,708
Other Information
Undistributed net investment income end of period	$10,488,031	$3,676,820

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2040 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.74	$8.75	$9.63	$9.62	$8.78	$8.15
Income from Investment Operations
Net investment income (loss)A	–B	.13	.13	.15	.13	.14
Net realized and unrealized gain (loss)	.90	1.24	(.46)	.57	1.17	.66
Total from investment operations	.90	1.37	(.33)	.72	1.30	.80
Distributions from net investment income	(.01)	(.13)	(.14)	(.16)	(.13)	(.15)
Distributions from net realized gain	(.15)	(.24)	(.41)	(.55)	(.33)	(.02)
Total distributions	(.16)	(.38)C	(.55)	(.71)	(.46)	(.17)
Net asset value, end of period	$10.48	$9.74	$8.75	$9.63	$9.62	$8.78
Total ReturnD,E	9.33%	16.14%	(3.62)%	7.86%	15.08%	9.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.50%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.50%H	-%	-%	-%	-%	-%
Net investment income (loss)	(.07)%H	1.44%	1.47%	1.61%	1.40%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$7,864,542	$7,264,459	$6,388,566	$6,901,191	$7,016,128	$6,758,570
Portfolio turnover rateF	26%H,J	15%	16%	17%	49%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.244 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than $.005%

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.25
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.20
Total from investment operations	.23
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$10.48
Total ReturnC,D	2.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G,H
Expenses net of fee waivers, if any	.67%G,H
Expenses net of all reductions	.67%G,H
Net investment income (loss)	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,178,772
Portfolio turnover rateE	26%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.43
Total from investment operations	.45
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$10.48
Total ReturnC,D	4.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	.58%G
Supplemental Data
Net assets, end of period (000 omitted)	$290,393
Portfolio turnover rateE	26%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.3	9.5
Fidelity Series Growth & Income Fund	9.2	7.0
Fidelity Series International Growth Fund	9.2	9.4
Fidelity Series Intrinsic Opportunities Fund	8.9	6.2
Fidelity Series Growth Company Fund	8.0	8.3
Fidelity Series Stock Selector Large Cap Value Fund	6.9	7.1
Fidelity Series Value Discovery Fund	4.7	10.0
Fidelity Series Opportunistic Insights Fund	4.4	4.6
Fidelity Series Blue Chip Growth Fund	4.0	4.2
	74.1	76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.1%
Bond Funds	5.7%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	15,824,921	$262,218,944
Fidelity Series 1000 Value Index Fund (a)	25,168,054	316,110,754
Fidelity Series All-Sector Equity Fund (a)	36,586,872	489,166,476
Fidelity Series Blue Chip Growth Fund (a)	37,811,178	500,619,999
Fidelity Series Commodity Strategy Fund (a)	46,906,379	245,320,361
Fidelity Series Growth & Income Fund (a)	75,302,215	1,145,346,684
Fidelity Series Growth Company Fund (a)	58,138,885	997,663,275
Fidelity Series Intrinsic Opportunities Fund (a)	64,887,494	1,114,767,147
Fidelity Series Opportunistic Insights Fund (a)	30,248,518	551,430,481
Fidelity Series Real Estate Equity Fund (a)	7,627,776	98,474,590
Fidelity Series Small Cap Discovery Fund (a)	12,292,223	147,506,676
Fidelity Series Small Cap Opportunities Fund (a)	32,372,486	452,567,355
Fidelity Series Stock Selector Large Cap Value Fund (a)	64,191,572	853,105,990
Fidelity Series Value Discovery Fund (a)	43,868,470	588,714,863
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,137,120,899)		7,763,013,595

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	10,927,622	116,269,903
Fidelity Series Emerging Markets Fund (a)	57,715,454	1,188,938,353
Fidelity Series International Growth Fund (a)	71,764,721	1,140,341,423
Fidelity Series International Small Cap Fund (a)	15,479,910	277,245,194
Fidelity Series International Value Fund (a)	108,121,099	1,164,464,232
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,105,221,356)		3,887,259,105

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	7,975,700	83,425,827
Fidelity Series Floating Rate High Income Fund (a)	2,965,961	28,146,973
Fidelity Series High Income Fund (a)	18,320,332	178,623,240
Fidelity Series Inflation-Protected Bond Index Fund (a)	9,666,662	95,603,288
Fidelity Series International Credit Fund (a)	579,768	5,826,665
Fidelity Series Investment Grade Bond Fund (a)	5,226,191	59,108,218
Fidelity Series Long-Term Treasury Bond Index Fund (a)	22,985,978	202,046,743
Fidelity Series Real Estate Income Fund (a)	5,039,902	56,295,707
TOTAL BOND FUNDS
(Cost $701,361,755)		709,076,661

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	101,949,693	101,949,693
Fidelity Series Short-Term Credit Fund (a)	2,961,074	29,581,130
TOTAL SHORT-TERM FUNDS
(Cost $131,483,660)		131,530,823
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $10,075,187,670)		12,490,880,184
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,869,305)
NET ASSETS - 100%		$12,484,010,879

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$75,910,943	$15,524,569	$4,575,896	$--	$59,827	$9,780,884	$262,218,944
Fidelity Series 1000 Value Index Fund	91,992,048	19,528,867	4,136,527	--	566	11,383,461	316,110,754
Fidelity Series All-Sector Equity Fund	143,160,656	29,113,923	10,579,518	--	145,430	18,197,132	489,166,476
Fidelity Series Blue Chip Growth Fund	146,065,471	73,063,984	18,563,103	965,380	2,920,088	(21,067,499)	500,619,999
Fidelity Series Canada Fund	--	61,535,924	303,806	--	843	2,654,351	116,269,903
Fidelity Series Commodity Strategy Fund	57,174,624	32,615,921	2,597,468	373,800	(3,989)	(1,122,435)	245,320,361
Fidelity Series Emerging Markets Debt Fund	24,524,403	5,720,470	861,336	882,902	(2,456)	259,605	83,425,827
Fidelity Series Emerging Markets Fund	350,211,750	72,670,439	114,595,361	--	5,578,476	48,013,874	1,188,938,353
Fidelity Series Floating Rate High Income Fund	8,373,059	1,952,667	351,830	224,557	(12,022)	(16,789)	28,146,973
Fidelity Series Government Money Market Fund 1.09%	27,106,980	10,126,396	1,134,308	164,845	--	--	101,949,693
Fidelity Series Growth & Income Fund	245,345,533	162,385,118(a)	13,692,503	1,428,780	(70,874)	39,997,159	1,145,346,684
Fidelity Series Growth Company Fund	287,954,017	49,990,692	30,835,241	--	8,315,631	50,655,647	997,663,275
Fidelity Series High Income Fund	52,683,359	12,436,997	2,118,931	1,711,089	7,137	1,634,471	178,623,240
Fidelity Series Inflation-Protected Bond Index Fund	30,442,561	5,275,619	1,131,698	21,029	(4,577)	(636,851)	95,603,288
Fidelity Series International Credit Fund	--	1,831,987	54	--	--	(10,669)	5,826,665
Fidelity Series International Growth Fund	330,326,316	68,184,653	53,684,155	--	978,354	49,849,064	1,140,341,423
Fidelity Series International Small Cap Fund	75,475,113	15,991,173	6,048,968	--	343,000	14,258,130	277,245,194
Fidelity Series International Value Fund	331,188,904	73,252,616	37,429,922	--	(33,346)	55,510,949	1,164,464,232
Fidelity Series Intrinsic Opportunities Fund	217,564,424	186,038,547(a)	1,180,175	7,751,637	18,709	8,878,747	1,114,767,147
Fidelity Series Investment Grade Bond Fund	15,221,209	6,596,393	993,434	250,430	(302)	(101,500)	59,108,218
Fidelity Series Long-Term Treasury Bond Index Fund	15,326	132,127,369	948,655	380,584	(8,089)	(3,350,717)	202,046,743
Fidelity Series Opportunistic Insights Fund	160,281,094	32,888,902	18,540,631	--	1,861,676	25,067,641	551,430,481
Fidelity Series Real Estate Equity Fund	29,201,655	8,835,464	1,320,435	270,487	404	(935,695)	98,474,590
Fidelity Series Real Estate Income Fund	16,661,979	4,749,877	666,290	462,005	(3,211)	62,150	56,295,707
Fidelity Series Short-Term Credit Fund	8,971,211	1,910,121	391,720	84,627	(146)	(42,382)	29,581,130
Fidelity Series Small Cap Discovery Fund	43,182,271	8,881,763	1,934,578	195,855	9,642	7,679,804	147,506,676
Fidelity Series Small Cap Opportunities Fund	130,040,169	59,288,923	5,814,805	838,254	(74,040)	(7,487,537)	452,567,355
Fidelity Series Stock Selector Large Cap Value Fund	248,384,564	53,318,083	11,127,391	--	69,299	28,991,227	853,105,990
Fidelity Series Value Discovery Fund	348,724,861	40,767,058	186,528,060(a)	2,807,877	13,434,268	3,929,915	588,714,863
Total	$3,496,184,500	$1,246,604,515	$532,086,799	$18,814,138	$33,530,298	$342,032,137	$12,490,880,184

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $10,075,187,670) — See accompanying schedule		$12,490,880,184
Cash		20
Receivable for investments sold		149,235
Receivable for fund shares sold		26,128,182
Total assets		12,517,157,621
Liabilities
Payable for investments purchased	$15,304,485
Payable for fund shares redeemed	10,972,835
Accrued management fee	6,869,422
Total liabilities		33,146,742
Net Assets		$12,484,010,879
Net Assets consist of:
Paid in capital		$9,931,266,174
Undistributed net investment income		5,850,931
Accumulated undistributed net realized gain (loss) on investments		131,201,260
Net unrealized appreciation (depreciation) on investments		2,415,692,514
Net Assets		$12,484,010,879
Fidelity Freedom 2045 Fund:
Net Asset Value, offering price and redemption price per share ($3,868,175,971 ÷ 326,577,664 shares)		$11.84
Class K:
Net Asset Value, offering price and redemption price per share ($8,453,836,734 ÷ 713,576,844 shares)		$11.85
Class K6:
Net Asset Value, offering price and redemption price per share ($161,998,174 ÷ 13,671,032 shares)		$11.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$18,814,138
Expenses
Management fee	$12,762,851
Independent trustees' fees and expenses	6,641
Total expenses before reductions	12,769,492
Expense reductions	(2,292)	12,767,200
Net investment income (loss)		6,046,938
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	33,530,298
Capital gain distributions from underlying funds	110,645,377
Total net realized gain (loss)		144,175,675
Change in net unrealized appreciation (depreciation) on underlying funds		342,032,137
Net gain (loss)		486,207,812
Net increase (decrease) in net assets resulting from operations		$492,254,750

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,046,938	$45,505,718
Net realized gain (loss)	144,175,675	70,221,421
Change in net unrealized appreciation (depreciation)	342,032,137	358,042,833
Net increase (decrease) in net assets resulting from operations	492,254,750	473,769,972
Distributions to shareholders from net investment income	(1,914,156)	(45,424,022)
Distributions to shareholders from net realized gain	(50,405,841)	(83,790,283)
Total distributions	(52,319,997)	(129,214,305)
Share transactions - net increase (decrease)	8,547,892,172	238,655,834
Total increase (decrease) in net assets	8,987,826,925	583,211,501
Net Assets
Beginning of period	3,496,183,954	2,912,972,453
End of period	$12,484,010,879	$3,496,183,954
Other Information
Undistributed net investment income end of period	$5,850,931	$1,718,149

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2045 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.00	$9.89	$10.84	$11.09	$10.42	$9.65
Income from Investment Operations
Net investment income (loss)A	(.01)	.15	.15	.17	.15	.17
Net realized and unrealized gain (loss)	1.01	1.39	(.52)	.64	1.39	.79
Total from investment operations	1.00	1.54	(.37)	.81	1.54	.96
Distributions from net investment income	(.01)	(.15)	(.16)	(.18)	(.15)	(.17)
Distributions from net realized gain	(.16)	(.28)	(.43)	(.89)	(.72)	(.02)
Total distributions	(.16)B	(.43)	(.58)C	(1.06)D	(.87)	(.19)
Net asset value, end of period	$11.84	$11.00	$9.89	$10.84	$11.09	$10.42
Total ReturnE,F	9.22%	16.08%	(3.59)%	7.93%	15.38%	10.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	- %J	- %J	- %J	- %J	- %J
Expenses net of fee waivers, if any	.51%I	-%	-%	-%	-%	-%
Expenses net of all reductions	.51%I	-%	-%	-%	-%	-%
Net investment income (loss)	(.10)%I	1.45%	1.48%	1.62%	1.42%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$3,868,176	$3,496,184	$2,912,972	$2,993,926	$2,885,106	$2,480,465
Portfolio turnover rateG	26%I,K	15%	17%	21%	53%	45%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.158 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.427 per share.

 D Total distributions of $1.06 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.886 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount represents less than .005%.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.23
Total from investment operations	.26
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.85
Total ReturnC,D	2.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G,H
Expenses net of fee waivers, if any	.67%G,H
Expenses net of all reductions	.67%G,H
Net investment income (loss)	1.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,453,837
Portfolio turnover rateE	26%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.34
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.49
Total from investment operations	.51
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.85
Total ReturnC,D	4.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$161,998
Portfolio turnover rateE	26%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.3	9.5
Fidelity Series International Growth Fund	9.2	9.4
Fidelity Series Growth & Income Fund	9.2	7.0
Fidelity Series Intrinsic Opportunities Fund	9.0	6.3
Fidelity Series Growth Company Fund	8.0	8.2
Fidelity Series Stock Selector Large Cap Value Fund	6.8	7.1
Fidelity Series Value Discovery Fund	4.7	10.0
Fidelity Series Opportunistic Insights Fund	4.4	4.6
Fidelity Series Blue Chip Growth Fund	4.0	4.2
	74.1	76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.1%
Bond Funds	5.7%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	13,194,889	$218,639,307
Fidelity Series 1000 Value Index Fund (a)	21,037,705	264,233,573
Fidelity Series All-Sector Equity Fund (a)	30,556,373	408,538,710
Fidelity Series Blue Chip Growth Fund (a)	31,579,785	418,116,349
Fidelity Series Commodity Strategy Fund (a)	39,251,020	205,282,834
Fidelity Series Growth & Income Fund (a)	63,008,121	958,353,519
Fidelity Series Growth Company Fund (a)	48,600,881	833,991,113
Fidelity Series Intrinsic Opportunities Fund (a)	54,603,690	938,091,395
Fidelity Series Opportunistic Insights Fund (a)	25,266,629	460,610,651
Fidelity Series Real Estate Equity Fund (a)	6,364,761	82,169,066
Fidelity Series Small Cap Discovery Fund (a)	10,236,031	122,832,369
Fidelity Series Small Cap Opportunities Fund (a)	27,035,045	377,949,923
Fidelity Series Stock Selector Large Cap Value Fund (a)	53,736,884	714,163,189
Fidelity Series Value Discovery Fund (a)	36,646,359	491,794,132
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,148,727,253)		6,494,766,130

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	9,142,401	97,275,145
Fidelity Series Emerging Markets Fund (a)	48,291,266	994,800,073
Fidelity Series International Growth Fund (a)	60,659,120	963,873,414
Fidelity Series International Small Cap Fund (a)	12,952,376	231,977,054
Fidelity Series International Value Fund (a)	89,553,646	964,492,768
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,600,154,410)		3,252,418,454

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	6,663,727	69,702,580
Fidelity Series Floating Rate High Income Fund (a)	2,498,615	23,711,860
Fidelity Series High Income Fund (a)	15,317,454	149,345,174
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,038,454	79,500,314
Fidelity Series International Credit Fund (a)	487,949	4,903,889
Fidelity Series Investment Grade Bond Fund (a)	4,373,641	49,465,874
Fidelity Series Long-Term Treasury Bond Index Fund (a)	19,241,832	169,135,703
Fidelity Series Real Estate Income Fund (a)	4,214,266	47,073,355
TOTAL BOND FUNDS
(Cost $587,050,259)		592,838,749

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	85,557,687	85,557,687
Fidelity Series Short-Term Credit Fund (a)	2,475,825	24,733,489
TOTAL SHORT-TERM FUNDS
(Cost $110,250,251)		110,291,176
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $8,446,182,173)		10,450,314,509
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,750,134)
NET ASSETS - 100%		$10,444,564,375

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$62,638,976	$12,282,357	$3,783,364	$--	$34,519	$8,139,096	$218,639,307
Fidelity Series 1000 Value Index Fund	75,814,592	15,531,621	3,400,562	--	2,971	9,502,464	264,233,573
Fidelity Series All-Sector Equity Fund	118,131,044	23,048,673	8,776,540	--	101,928	15,150,411	408,538,710
Fidelity Series Blue Chip Growth Fund	120,528,023	59,680,665	15,381,631	805,607	2,207,328	(17,484,005)	418,116,349
Fidelity Series Canada Fund	--	50,850,109	276,844	--	594	2,215,194	97,275,145
Fidelity Series Commodity Strategy Fund	47,433,910	26,121,015	2,126,321	312,526	(4,679)	(936,150)	205,282,834
Fidelity Series Emerging Markets Debt Fund	20,222,367	4,523,355	711,950	729,494	8,926	196,724	69,702,580
Fidelity Series Emerging Markets Fund	288,955,854	56,574,977	95,045,263	--	5,138,809	39,119,867	994,800,073
Fidelity Series Floating Rate High Income Fund	6,949,953	1,558,126	289,928	186,842	(3,634)	(20,130)	23,711,860
Fidelity Series Government Money Market Fund 1.09%	22,353,640	8,246,193	944,372	133,767	--	--	85,557,687
Fidelity Series Growth & Income Fund	202,356,403	131,379,387(a)	10,973,399	1,182,460	(49,312)	33,506,253	958,353,519
Fidelity Series Growth Company Fund	237,459,962	38,340,093	24,465,424	--	6,115,700	42,748,239	833,991,113
Fidelity Series High Income Fund	43,407,771	9,901,489	1,747,123	1,413,369	5,414	1,363,970	149,345,174
Fidelity Series Inflation-Protected Bond Index Fund	24,822,064	4,444,949	932,092	17,286	(2,451)	(533,869)	79,500,314
Fidelity Series International Credit Fund	--	1,535,600	29	--	--	(9,042)	4,903,889
Fidelity Series International Growth Fund	272,563,530	53,444,391	34,372,528	--	613,646	41,422,447	963,873,414
Fidelity Series International Small Cap Fund	62,277,109	12,597,480	4,978,948	--	274,164	11,800,905	231,977,054
Fidelity Series International Value Fund	273,275,108	57,754,520	40,352,377	--	(203,081)	46,132,200	964,492,768
Fidelity Series Intrinsic Opportunities Fund	180,016,043	151,326,605(a)	1,132,968	6,517,021	18,524	7,207,931	938,091,395
Fidelity Series Investment Grade Bond Fund	12,708,969	5,171,238	819,573	207,740	(1,904)	(85,868)	49,465,874
Fidelity Series Long-Term Treasury Bond Index Fund	12,932	109,848,564	719,576	318,403	(6,383)	(2,820,811)	169,135,703
Fidelity Series Opportunistic Insights Fund	132,258,253	26,029,887	15,361,707	--	1,357,652	20,979,842	460,610,651
Fidelity Series Real Estate Equity Fund	24,159,960	7,017,073	1,085,813	221,767	(3,879)	(768,790)	82,169,066
Fidelity Series Real Estate Income Fund	13,720,923	3,813,337	550,271	378,017	(856)	53,567	47,073,355
Fidelity Series Short-Term Credit Fund	7,399,416	1,523,960	322,501	70,011	(95)	(35,867)	24,733,489
Fidelity Series Small Cap Discovery Fund	35,628,306	7,041,529	1,588,083	161,670	1,067	6,405,605	122,832,369
Fidelity Series Small Cap Opportunities Fund	107,210,344	48,367,869	4,778,945	699,459	(67,524)	(6,235,610)	377,949,923
Fidelity Series Stock Selector Large Cap Value Fund	204,864,144	42,067,402	9,149,875	--	88,713	24,218,430	714,163,189
Fidelity Series Value Discovery Fund	287,661,234	33,066,268	154,494,028(a)	2,321,098	10,916,415	3,593,354	491,794,132
Total	$2,884,830,830	$1,003,088,732	$438,562,035	$15,676,537	$26,542,572	$284,826,357	$10,450,314,509

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $8,446,182,173) — See accompanying schedule		$10,450,314,509
Cash		2
Receivable for investments sold		103,924
Receivable for fund shares sold		32,206,962
Total assets		10,482,625,397
Liabilities
Payable for investments purchased	$15,053,079
Payable for fund shares redeemed	17,253,958
Accrued management fee	5,753,985
Total liabilities		38,061,022
Net Assets		$10,444,564,375
Net Assets consist of:
Paid in capital		$8,326,774,806
Undistributed net investment income		4,995,384
Accumulated undistributed net realized gain (loss) on investments		108,661,849
Net unrealized appreciation (depreciation) on investments		2,004,132,336
Net Assets		$10,444,564,375
Fidelity Freedom 2050 Fund:
Net Asset Value, offering price and redemption price per share ($3,198,263,270 ÷ 268,584,185 shares)		$11.91
Class K:
Net Asset Value, offering price and redemption price per share ($7,126,047,761 ÷ 598,418,626 shares)		$11.91
Class K6:
Net Asset Value, offering price and redemption price per share ($120,253,344 ÷ 10,094,895 shares)		$11.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$15,676,537
Expenses
Management fee	$10,595,742
Independent trustees' fees and expenses	5,482
Total expenses before reductions	10,601,224
Expense reductions	(1,891)	10,599,333
Net investment income (loss)		5,077,204
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	26,542,572
Capital gain distributions from underlying funds	92,403,402
Total net realized gain (loss)		118,945,974
Change in net unrealized appreciation (depreciation) on underlying funds		284,826,357
Net gain (loss)		403,772,331
Net increase (decrease) in net assets resulting from operations		$408,849,535

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,077,204	$37,285,493
Net realized gain (loss)	118,945,974	56,748,247
Change in net unrealized appreciation (depreciation)	284,826,357	294,641,485
Net increase (decrease) in net assets resulting from operations	408,849,535	388,675,225
Distributions to shareholders from net investment income	(1,573,575)	(36,871,772)
Distributions to shareholders from net realized gain	(40,897,550)	(67,884,342)
Total distributions	(42,471,125)	(104,756,114)
Share transactions - net increase (decrease)	7,193,355,581	237,530,130
Total increase (decrease) in net assets	7,559,733,991	521,449,241
Net Assets
Beginning of period	2,884,830,384	2,363,381,143
End of period	$10,444,564,375	$2,884,830,384
Other Information
Undistributed net investment income end of period	$4,995,384	$1,491,755

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2050 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$9.93	$10.90	$11.15	$10.28	$9.51
Income from Investment Operations
Net investment income (loss)A	(.01)	.15	.15	.17	.15	.16
Net realized and unrealized gain (loss)	1.03	1.40	(.52)	.65	1.41	.79
Total from investment operations	1.02	1.55	(.37)	.82	1.56	.95
Distributions from net investment income	(.01)	(.15)	(.16)	(.18)	(.15)	(.17)
Distributions from net realized gain	(.16)	(.28)	(.44)	(.89)	(.54)	(.02)
Total distributions	(.16)B	(.43)	(.60)	(1.07)	(.69)	(.18)C
Net asset value, end of period	$11.91	$11.05	$9.93	$10.90	$11.15	$10.28
Total ReturnD,E	9.34%	16.11%	(3.65)%	7.91%	15.53%	10.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.51%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.51%H	-%	-%	-%	-%	-%
Net investment income (loss)	(.10)%H	1.45%	1.49%	1.62%	1.41%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$3,198,263	$2,884,830	$2,363,381	$2,375,308	$2,297,832	$2,069,745
Portfolio turnover rateF	26%H,J	15%	17%	23%	57%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.156 per share.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.016 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.23
Total from investment operations	.26
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.91
Total ReturnC,D	2.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G,H
Expenses net of fee waivers, if any	.67%G,H
Expenses net of all reductions	.67%G,H
Net investment income (loss)	1.55%G
Supplemental Data
Net assets, end of period (000 omitted)	$7,126,048
Portfolio turnover rateE	26%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.49
Total from investment operations	.51
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.91
Total ReturnC,D	4.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$120,253
Portfolio turnover rateE	26%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Growth Fund	9.3	9.4
Fidelity Series International Value Fund	9.3	9.5
Fidelity Series Growth & Income Fund	9.2	7.0
Fidelity Series Intrinsic Opportunities Fund	8.9	6.3
Fidelity Series Growth Company Fund	8.0	8.2
Fidelity Series Stock Selector Large Cap Value Fund	6.9	7.1
Fidelity Series Value Discovery Fund	4.7	10.0
Fidelity Series Opportunistic Insights Fund	4.4	4.6
Fidelity Series Blue Chip Growth Fund	4.0	4.2
	74.2	76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.2%
Bond Funds	5.6%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,820,754	$79,879,889
Fidelity Series 1000 Value Index Fund (a)	7,694,094	96,637,819
Fidelity Series All-Sector Equity Fund (a)	11,158,425	149,188,136
Fidelity Series Blue Chip Growth Fund (a)	11,532,238	152,686,832
Fidelity Series Commodity Strategy Fund (a)	14,309,370	74,838,008
Fidelity Series Growth & Income Fund (a)	23,001,679	349,855,533
Fidelity Series Growth Company Fund (a)	17,730,994	304,263,854
Fidelity Series Intrinsic Opportunities Fund (a)	19,719,876	338,787,461
Fidelity Series Opportunistic Insights Fund (a)	9,225,596	168,182,611
Fidelity Series Real Estate Equity Fund (a)	2,338,460	30,189,516
Fidelity Series Small Cap Discovery Fund (a)	3,750,399	45,004,794
Fidelity Series Small Cap Opportunities Fund (a)	9,888,231	138,237,467
Fidelity Series Stock Selector Large Cap Value Fund (a)	19,641,936	261,041,325
Fidelity Series Value Discovery Fund (a)	13,419,371	180,087,962
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,036,471,704)		2,368,881,207

International Equity Funds - 31.2%
Fidelity Series Canada Fund (a)	3,333,695	35,470,518
Fidelity Series Emerging Markets Fund (a)	17,616,212	362,893,972
Fidelity Series International Growth Fund (a)	22,134,998	351,725,112
Fidelity Series International Small Cap Fund (a)	4,725,848	84,639,931
Fidelity Series International Value Fund (a)	32,655,536	351,700,125
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,004,313,811)		1,186,429,658

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund (a)	2,369,281	24,782,682
Fidelity Series Floating Rate High Income Fund (a)	923,215	8,761,308
Fidelity Series High Income Fund (a)	5,590,770	54,510,003
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,854,465	28,230,654
Fidelity Series International Credit Fund (a)	164,923	1,657,481
Fidelity Series Investment Grade Bond Fund (a)	1,595,553	18,045,704
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,033,790	61,827,018
Fidelity Series Real Estate Income Fund (a)	1,546,605	17,275,577
TOTAL BOND FUNDS
(Cost $212,813,460)		215,090,427

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	31,734,244	31,734,244
Fidelity Series Short-Term Credit Fund (a)	887,316	8,864,288
TOTAL SHORT-TERM FUNDS
(Cost $40,584,864)		40,598,532
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,294,183,839)		3,810,999,824
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,066,170)
NET ASSETS - 100%		$3,808,933,654

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$20,033,106	$6,773,756	$1,203,986	$--	$549	$2,852,860	$79,879,889
Fidelity Series 1000 Value Index Fund	24,255,513	8,292,616	859,745	--	(861)	3,419,185	96,637,819
Fidelity Series All-Sector Equity Fund	37,780,585	12,717,461	2,766,774	--	(27,018)	5,330,484	149,188,136
Fidelity Series Blue Chip Growth Fund	38,547,010	26,122,634	4,952,444	291,927	244,136	(6,265,142)	152,686,832
Fidelity Series Canada Fund	--	18,499,468	47,314	--	(126)	794,182	35,470,518
Fidelity Series Commodity Strategy Fund	15,750,440	10,434,694	545,402	113,080	(6,060)	(343,122)	74,838,008
Fidelity Series Emerging Markets Debt Fund	6,351,178	2,234,903	181,029	240,218	2,412	54,726	24,782,682
Fidelity Series Emerging Markets Fund	92,291,452	30,325,461	31,985,843	--	799,138	13,797,875	362,893,972
Fidelity Series Floating Rate High Income Fund	2,277,567	821,013	73,614	64,548	(320)	(7,988)	8,761,308
Fidelity Series Government Money Market Fund 1.09%	7,128,818	3,968,860	243,531	46,022	--	--	31,734,244
Fidelity Series Growth & Income Fund	64,757,517	54,481,112(a)	3,076,635	389,581	(11,267)	12,133,704	349,855,533
Fidelity Series Growth Company Fund	75,561,673	19,733,140	3,946,656	--	180,471	16,260,914	304,263,854
Fidelity Series High Income Fund	13,866,939	5,124,786	444,105	476,917	2,052	480,862	54,510,003
Fidelity Series Inflation-Protected Bond Index Fund	7,439,777	2,442,490	236,532	5,617	613	(200,281)	28,230,654
Fidelity Series International Credit Fund	--	522,470	12	--	--	(3,022)	1,657,481
Fidelity Series International Growth Fund	87,135,142	29,062,848	10,441,328	--	227,003	13,822,692	351,725,112
Fidelity Series International Small Cap Fund	19,909,249	6,898,800	1,426,222	--	69,217	3,979,314	84,639,931
Fidelity Series International Value Fund	87,362,038	30,607,178	13,204,306	--	52,105	15,786,113	351,700,125
Fidelity Series Intrinsic Opportunities Fund	58,119,244	60,605,986(a)	358,817	2,339,436	(1,814)	2,143,625	338,787,461
Fidelity Series Investment Grade Bond Fund	4,305,047	2,084,346	254,401	71,208	(587)	(37,446)	18,045,704
Fidelity Series Long-Term Treasury Bond Index Fund	4,445	39,936,618	168,027	110,999	(959)	(1,044,150)	61,827,018
Fidelity Series Opportunistic Insights Fund	42,298,882	14,342,523	4,905,731	--	176,551	7,422,789	168,182,611
Fidelity Series Real Estate Equity Fund	7,780,471	3,418,595	318,532	76,043	(9,248)	(283,484)	30,189,516
Fidelity Series Real Estate Income Fund	4,370,535	1,906,144	140,182	128,506	559	10,319	17,275,577
Fidelity Series Short-Term Credit Fund	2,301,275	836,350	81,737	23,156	120	(14,087)	8,864,288
Fidelity Series Small Cap Discovery Fund	11,402,903	3,866,105	506,399	53,223	(1,347)	2,345,546	45,004,794
Fidelity Series Small Cap Opportunities Fund	34,103,264	21,430,438	1,207,900	253,866	(8,839)	(2,265,854)	138,237,467
Fidelity Series Stock Selector Large Cap Value Fund	65,335,056	22,780,771	2,313,289	--	(17,198)	8,762,307	261,041,325
Fidelity Series Value Discovery Fund	91,815,328	18,042,088	50,047,988(a)	757,944	2,761,314	2,502,843	180,087,962
Total	$922,284,454	$458,313,654	$135,938,481	$5,442,291	$4,430,596	$101,435,764	$3,810,999,824

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $3,294,183,839) — See accompanying schedule		$3,810,999,824
Receivable for investments sold		5,791
Receivable for fund shares sold		13,893,189
Total assets		3,824,898,804
Liabilities
Payable for investments purchased	$10,813,212
Payable for fund shares redeemed	3,089,347
Accrued management fee	2,062,591
Total liabilities		15,965,150
Net Assets		$3,808,933,654
Net Assets consist of:
Paid in capital		$3,257,624,672
Undistributed net investment income		1,713,090
Accumulated undistributed net realized gain (loss) on investments		32,779,907
Net unrealized appreciation (depreciation) on investments		516,815,985
Net Assets		$3,808,933,654
Fidelity Freedom 2055 Fund:
Net Asset Value, offering price and redemption price per share ($1,101,424,421 ÷ 82,197,274 shares)		$13.40
Class K:
Net Asset Value, offering price and redemption price per share ($2,656,024,805 ÷ 198,110,607 shares)		$13.41
Class K6:
Net Asset Value, offering price and redemption price per share ($51,484,428 ÷ 3,840,166 shares)		$13.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,442,291
Expenses
Management fee	$3,658,260
Independent trustees' fees and expenses	1,796
Total expenses before reductions	3,660,056
Expense reductions	(605)	3,659,451
Net investment income (loss)		1,782,840
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	4,430,596
Capital gain distributions from underlying funds	33,251,525
Total net realized gain (loss)		37,682,121
Change in net unrealized appreciation (depreciation) on underlying funds		101,435,764
Net gain (loss)		139,117,885
Net increase (decrease) in net assets resulting from operations		$140,900,725

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,782,840	$11,233,935
Net realized gain (loss)	37,682,121	11,661,308
Change in net unrealized appreciation (depreciation)	101,435,764	93,927,353
Net increase (decrease) in net assets resulting from operations	140,900,725	116,822,596
Distributions to shareholders from net investment income	(530,888)	(11,091,790)
Distributions to shareholders from net realized gain	(10,617,722)	(15,197,673)
Total distributions	(11,148,610)	(26,289,463)
Share transactions - net increase (decrease)	2,756,897,234	182,129,905
Total increase (decrease) in net assets	2,886,649,349	272,663,038
Net Assets
Beginning of period	922,284,305	649,621,267
End of period	$3,808,933,654	$922,284,305
Other Information
Undistributed net investment income end of period	$1,713,090	$461,138

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2055 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.41	$11.08	$12.06	$11.73	$10.56	$9.77
Income from Investment Operations
Net investment income (loss)A	.01	.17	.17	.19	.16	.20
Net realized and unrealized gain (loss)	1.13	1.57	(.59)	.72	1.51	.80
Total from investment operations	1.14	1.74	(.42)	.91	1.67	1.00
Distributions from net investment income	(.01)	(.16)	(.17)	(.18)	(.14)	(.14)
Distributions from net realized gain	(.14)	(.25)	(.39)	(.39)	(.36)	(.06)
Total distributions	(.15)	(.41)	(.56)	(.58)B	(.50)	(.21)C
Net asset value, end of period	$13.40	$12.41	$11.08	$12.06	$11.73	$10.56
Total ReturnD,E	9.24%	16.17%	(3.69)%	7.98%	16.00%	10.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.51%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.51%H	-%	-%	-%	-%	-%
Net investment income (loss)	.15%H	1.46%	1.51%	1.64%	1.40%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$1,101,424	$922,284	$649,621	$527,231	$350,647	$155,142
Portfolio turnover rateF	25%H,J	18%	20%	21%	47%	45%
 A Calculated based on average shares outstanding during the period.

 B Total distributions of .58 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.394 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.11
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.28
Total from investment operations	.30
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$13.41
Total ReturnC,D	2.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G,H
Expenses net of fee waivers, if any	.67%G,H
Expenses net of all reductions	.67%G,H
Net investment income (loss)	.64%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,656,025
Portfolio turnover rateE	25%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.83
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.56
Total from investment operations	.58
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$13.41
Total ReturnC,D	4.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	.53%G
Supplemental Data
Net assets, end of period (000 omitted)	$51,484
Portfolio turnover rateE	25%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.4	9.5
Fidelity Series Growth & Income Fund	9.2	7.0
Fidelity Series International Growth Fund	9.2	9.4
Fidelity Series Intrinsic Opportunities Fund	8.9	6.5
Fidelity Series Growth Company Fund	8.0	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.8	7.1
Fidelity Series Value Discovery Fund	4.8	10.0
Fidelity Series Opportunistic Insights Fund	4.4	4.6
Fidelity Series Blue Chip Growth Fund	4.0	4.2
	74.2	76.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.2%
Bond Funds	5.6%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.1%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	716,690	$11,875,550
Fidelity Series 1000 Value Index Fund (a)	1,146,318	14,397,760
Fidelity Series All-Sector Equity Fund (a)	1,661,654	22,216,310
Fidelity Series Blue Chip Growth Fund (a)	1,717,008	22,733,186
Fidelity Series Commodity Strategy Fund (a)	2,133,067	11,155,940
Fidelity Series Growth & Income Fund (a)	3,422,682	52,058,995
Fidelity Series Growth Company Fund (a)	2,634,983	45,216,308
Fidelity Series Intrinsic Opportunities Fund (a)	2,956,620	50,794,737
Fidelity Series Opportunistic Insights Fund (a)	1,373,410	25,037,262
Fidelity Series Real Estate Equity Fund (a)	347,002	4,479,799
Fidelity Series Small Cap Discovery Fund (a)	557,266	6,687,194
Fidelity Series Small Cap Opportunities Fund (a)	1,475,430	20,626,518
Fidelity Series Stock Selector Large Cap Value Fund (a)	2,919,085	38,794,636
Fidelity Series Value Discovery Fund (a)	2,015,970	27,054,319
TOTAL DOMESTIC EQUITY FUNDS
(Cost $319,390,268)		353,128,514

International Equity Funds - 31.2%
Fidelity Series Canada Fund (a)	496,709	5,284,980
Fidelity Series Emerging Markets Fund (a)	2,625,559	54,086,525
Fidelity Series International Growth Fund (a)	3,262,803	51,845,943
Fidelity Series International Small Cap Fund (a)	705,327	12,632,405
Fidelity Series International Value Fund (a)	4,919,757	52,985,787
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $151,800,814)		176,835,640

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund (a)	333,953	3,493,150
Fidelity Series Floating Rate High Income Fund (a)	135,929	1,289,963
Fidelity Series High Income Fund (a)	833,478	8,126,407
Fidelity Series Inflation-Protected Bond Index Fund (a)	428,194	4,234,840
Fidelity Series International Credit Fund (a)	24,159	242,794
Fidelity Series Investment Grade Bond Fund (a)	238,771	2,700,504
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,048,994	9,220,655
Fidelity Series Real Estate Income Fund (a)	229,627	2,564,932
TOTAL BOND FUNDS
(Cost $31,230,028)		31,873,245

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	4,742,579	4,742,579
Fidelity Series Short-Term Credit Fund (a)	136,950	1,368,131
TOTAL SHORT-TERM FUNDS
(Cost $6,109,168)		6,110,710
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $508,530,278)		567,948,109
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(303,713)
NET ASSETS - 100%		$567,644,396

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,525,417	$1,827,785	$197,745	$--	$1,431	$411,346	$11,875,550
Fidelity Series 1000 Value Index Fund	3,069,993	2,232,285	165,576	--	(697)	499,116	14,397,760
Fidelity Series All-Sector Equity Fund	4,762,745	3,440,290	433,862	--	4,411	759,105	22,216,310
Fidelity Series Blue Chip Growth Fund	4,859,349	5,421,507	714,997	42,757	1,586	(921,949)	22,733,186
Fidelity Series Canada Fund	--	2,854,967	3,071	--	(14)	117,921	5,284,980
Fidelity Series Commodity Strategy Fund	1,964,660	2,227,062	54,186	16,582	(427)	(40,531)	11,155,940
Fidelity Series Emerging Markets Debt Fund	762,854	543,708	17,534	32,662	128	7,184	3,493,150
Fidelity Series Emerging Markets Fund	11,652,982	7,695,526	4,030,300	--	33,600	2,024,802	54,086,525
Fidelity Series Floating Rate High Income Fund	280,209	213,477	7,163	9,127	37	(1,263)	1,289,963
Fidelity Series Government Money Market Fund 1.09%	921,937	855,542	23,983	6,774	--	--	4,742,579
Fidelity Series Growth & Income Fund	8,185,945	11,165,649(a)	587,509	55,146	(2,508)	1,761,391	52,058,995
Fidelity Series Growth Company Fund	9,226,869	6,114,410	263,706	--	9,105	2,210,830	45,216,308
Fidelity Series High Income Fund	1,737,800	1,311,129	43,242	68,102	290	68,818	8,126,407
Fidelity Series Inflation-Protected Bond Index Fund	936,424	658,241	23,070	828	104	(29,294)	4,234,840
Fidelity Series International Credit Fund	--	79,514	--	--	--	(413)	242,794
Fidelity Series International Growth Fund	10,972,971	7,741,787	1,866,233	--	31,035	1,920,332	51,845,943
Fidelity Series International Small Cap Fund	2,507,199	1,836,581	157,567	--	7,898	558,512	12,632,405
Fidelity Series International Value Fund	11,001,344	8,012,108	1,218,589	--	16,701	2,245,089	52,985,787
Fidelity Series Intrinsic Opportunities Fund	7,535,524	11,974,736(a)	280,851	345,381	(676)	290,690	50,794,737
Fidelity Series Investment Grade Bond Fund	520,788	515,258	36,788	10,175	243	(6,624)	2,700,504
Fidelity Series Long-Term Treasury Bond Index Fund	370	6,089,525	15,206	16,281	(32)	(152,235)	9,220,655
Fidelity Series Opportunistic Insights Fund	5,332,374	3,863,975	726,912	--	3,021	1,076,080	25,037,262
Fidelity Series Real Estate Equity Fund	988,977	817,012	62,493	11,178	(4,040)	(41,399)	4,479,799
Fidelity Series Real Estate Income Fund	550,371	449,660	13,625	18,718	28	280	2,564,932
Fidelity Series Short-Term Credit Fund	297,090	228,344	7,947	3,466	9	(2,195)	1,368,131
Fidelity Series Small Cap Discovery Fund	1,441,817	1,046,298	102,260	7,476	(214)	341,552	6,687,194
Fidelity Series Small Cap Opportunities Fund	4,306,667	4,559,614	208,441	37,264	(131)	(324,286)	20,626,518
Fidelity Series Stock Selector Large Cap Value Fund	8,247,099	5,984,437	375,136	--	(883)	1,278,097	38,794,636
Fidelity Series Value Discovery Fund	11,565,215	4,968,308	6,759,113(a)	105,468	134,204	640,618	27,054,319
Total	$116,154,990	$104,728,735	$18,397,105	$787,385	$234,209	$14,691,574	$567,948,109

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $508,530,278) — See accompanying schedule		$567,948,109
Cash		6
Receivable for fund shares sold		3,742,930
Total assets		571,691,045
Liabilities
Payable for investments purchased	$3,336,577
Payable for fund shares redeemed	406,680
Accrued management fee	303,392
Total liabilities		4,046,649
Net Assets		$567,644,396
Net Assets consist of:
Paid in capital		$503,252,558
Undistributed net investment income		251,669
Accumulated undistributed net realized gain (loss) on investments		4,722,338
Net unrealized appreciation (depreciation) on investments		59,417,831
Net Assets		$567,644,396
Fidelity Freedom 2060 Fund:
Net Asset Value, offering price and redemption price per share ($172,758,482 ÷ 14,509,360 shares)		$11.91
Class K:
Net Asset Value, offering price and redemption price per share ($385,223,899 ÷ 32,348,653 shares)		$11.91
Class K6:
Net Asset Value, offering price and redemption price per share ($9,662,015 ÷ 811,056 shares)		$11.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$787,385
Expenses
Management fee	$535,309
Independent trustees' fees and expenses	245
Total expenses before reductions	535,554
Expense reductions	(75)	535,479
Net investment income (loss)		251,906
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	234,209
Capital gain distributions from underlying funds	4,889,391
Total net realized gain (loss)		5,123,600
Change in net unrealized appreciation (depreciation) on underlying funds		14,691,574
Net gain (loss)		19,815,174
Net increase (decrease) in net assets resulting from operations		$20,067,080

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$251,906	$1,154,087
Net realized gain (loss)	5,123,600	1,463,110
Change in net unrealized appreciation (depreciation)	14,691,574	9,155,957
Net increase (decrease) in net assets resulting from operations	20,067,080	11,773,154
Distributions to shareholders from net investment income	(57,327)	(1,119,481)
Distributions to shareholders from net realized gain	(1,284,107)	(924,001)
Total distributions	(1,341,434)	(2,043,482)
Share transactions - net increase (decrease)	432,763,762	59,406,386
Total increase (decrease) in net assets	451,489,408	69,136,058
Net Assets
Beginning of period	116,154,988	47,018,930
End of period	$567,644,396	$116,154,988
Other Information
Undistributed net investment income end of period	$251,669	$57,090

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2060 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015A
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$9.78	$10.45	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.16	.16	.10
Net realized and unrealized gain (loss)	1.03	1.37	(.53)	.52
Total from investment operations	1.02	1.53	(.37)	.62
Distributions from net investment income	(.01)	(.13)	(.12)	(.10)
Distributions from net realized gain	(.11)	(.17)	(.17)	(.07)
Total distributions	(.12)	(.30)	(.30)C	(.17)
Net asset value, end of period	$11.91	$11.01	$9.78	$10.45
Total ReturnD,E	9.30%	16.01%	(3.67)%	6.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	.53%H	- %I	- %I	- %H,I
Expenses net of fee waivers, if any	.53%H	-%	-%	- %H
Expenses net of all reductions	.53%H	-%	-%	- %H
Net investment income (loss)	(.11)%H	1.54%	1.67%	1.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$172,758	$116,155	$47,019	$8,968
Portfolio turnover rateF	23%H,J	21%	31%	28%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.174 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.23
Total from investment operations	.26
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.91
Total ReturnC,D	2.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G,H
Expenses net of fee waivers, if any	.67%G,H
Expenses net of all reductions	.67%G,H
Net investment income (loss)	1.44%G
Supplemental Data
Net assets, end of period (000 omitted)	$385,224
Portfolio turnover rateE	23%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.49
Total from investment operations	.51
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.91
Total ReturnC,D	4.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	.51%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,662
Portfolio turnover rateE	23%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2017

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund commenced sale of Class K and Class K6 shares on July 20, 2017 and June 7, 2017, respectively. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). During the period, one of the Underlying Funds changed its name from Fidelity Series Equity-Income Fund to Fidelity Series Value Discovery Fund.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$3,509,154,457	$315,867,892	$(27,546,433)	$288,321,459
Fidelity Freedom 2005 Fund	947,189,030	91,280,373	(12,123,688)	79,156,685
Fidelity Freedom 2010 Fund	6,034,606,035	821,208,345	(63,827,843)	757,380,502
Fidelity Freedom 2015 Fund	8,950,334,565	1,532,474,549	(69,250,186)	1,463,224,363
Fidelity Freedom 2020 Fund	25,545,099,708	4,588,748,340	(227,529,915)	4,361,218,425
Fidelity Freedom 2025 Fund	22,180,838,968	4,110,914,450	(152,955,721)	3,957,958,729
Fidelity Freedom 2030 Fund	25,090,910,423	5,633,485,990	(134,258,695)	5,499,227,295
Fidelity Freedom 2035 Fund	16,544,223,229	4,068,269,188	(70,907,665)	3,997,361,523
Fidelity Freedom 2040 Fund	17,035,567,723	4,383,587,954	(73,577,248)	4,310,010,706
Fidelity Freedom 2045 Fund	10,092,445,846	2,437,436,592	(39,002,254)	2,398,434,338
Fidelity Freedom 2050 Fund	8,459,132,296	2,020,888,764	(29,706,551)	1,991,182,213
Fidelity Freedom 2055 Fund	3,303,655,673	520,012,483	(12,668,332)	507,344,151
Fidelity Freedom 2060 Fund	509,484,539	59,521,935	(1,058,365)	58,463,570

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares and in-kind transactions, other than securities acquired in the merger, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Income Fund	$213,195,953	$225,826,002
Fidelity Freedom 2005 Fund	78,731,427	70,675,497
Fidelity Freedom 2010 Fund	471,348,514	551,261,066
Fidelity Freedom 2015 Fund	854,356,244	805,058,422
Fidelity Freedom 2020 Fund	2,277,588,861	1,703,551,228
Fidelity Freedom 2025 Fund	2,389,519,412	1,344,581,553
Fidelity Freedom 2030 Fund	2,774,525,148	1,661,956,614
Fidelity Freedom 2035 Fund	2,132,396,555	1,027,552,414
Fidelity Freedom 2040 Fund	1,966,539,976	1,044,538,578
Fidelity Freedom 2045 Fund	1,246,604,515	532,086,799
Fidelity Freedom 2050 Fund	1,003,088,732	438,562,035
Fidelity Freedom 2055 Fund	458,313,654	135,938,481
Fidelity Freedom 2060 Fund	104,728,735	18,397,105

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Effective June 1, 2017, under the management contract approved by the Board of Trustees (the Board) and shareholders, FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees.

For the period, June 1, 2017 (July 20, 2017 and June 7, 2017 for Class K and Class K6, respectively) through September 30, 2017, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K and K6)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.491%	.435%
Fidelity Freedom 2010 Fund	.533%	.468%
Fidelity Freedom 2015 Fund	.576%	.503%
Fidelity Freedom 2020 Fund	.618%	.538%
Fidelity Freedom 2025 Fund	.661%	.573%
Fidelity Freedom 2030 Fund	.703%	.608%
Fidelity Freedom 2035 Fund	.746%	.643%
Fidelity Freedom 2040 Fund	.746%	.643%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%

Effective June 7, 2017, under the expense contract approved by the Board, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.365%
Fidelity Freedom 2005 Fund	.377%
Fidelity Freedom 2010 Fund	.396%
Fidelity Freedom 2015 Fund	.415%
Fidelity Freedom 2020 Fund	.435%
Fidelity Freedom 2025 Fund	.454%
Fidelity Freedom 2030 Fund	.474%
Fidelity Freedom 2035 Fund	.493%
Fidelity Freedom 2040 Fund	.493%
Fidelity Freedom 2045 Fund	.493%
Fidelity Freedom 2050 Fund	.493%
Fidelity Freedom 2055 Fund	.493%
Fidelity Freedom 2060 Fund	.493%

In addition, the Board and shareholders of each Underlying Fund approved a new management contract, effective June 1, 2017. Under the management contract, each Underlying Fund no longer pays a management fee, and most of each Underlying Fund's ordinary operating expenses are borne by the investment adviser.

Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Value Discovery Fund, ("selected Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series Intrinsic Opportunities Fund and Fidelity Series Growth & Income Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the selected Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Fund
Fidelity Freedom Income	$ 21,943,732	$ 5,248,386
Fidelity Freedom 2005	9,132,913	818,016
Fidelity Freedom 2010	82,938,352	17,423,248
Fidelity Freedom 2015	132,300,852	26,218,924
Fidelity Freedom 2020	349,185,809	55,046,914
Fidelity Freedom 2025	312,149,126	36,476,750
Fidelity Freedom 2030	443,448,822	45,658,987
Fidelity Freedom 2035	315,567,651	25,385,650
Fidelity Freedom 2040	341,654,429	31,022,107
Fidelity Freedom 2045	165,214,747	12,941,012
Fidelity Freedom 2050	136,449,649	10,462,773
Fidelity Freedom 2055	44,625,815	2,684,111
Fidelity Freedom 2060	6,196,209	137,579

5. Expense Reductions.

Prior to June 1, 2017, FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, were excluded from this reimbursement. Effective June 1, 2017, these voluntary reimbursements were discontinued.

The following classes of each applicable Fund were in reimbursement during the period:

Fidelity Freedom Income Fund	$1,400
Fidelity Freedom 2005 Fund	383
Fidelity Freedom 2010 Fund	3,152
Fidelity Freedom 2015 Fund	3,493
Fidelity Freedom 2020 Fund	8,733
Fidelity Freedom 2025 Fund	6,404
Fidelity Freedom 2030 Fund	7,879
Fidelity Freedom 2035 Fund	4,521
Fidelity Freedom 2040 Fund	4,763
Fidelity Freedom 2045 Fund	2,292
Fidelity Freedom 2050 Fund	1,891
Fidelity Freedom 2055 Fund	605
Fidelity Freedom 2060 Fund	75

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2017(a)	Year ended March 31, 2017
Fidelity Freedom Income Fund
From net investment income
Fidelity Freedom Income Fund	$12,608,956	$37,016,596
Class K	1,471	–
Class K6	16,731	–
Total	$12,627,158	$37,016,596
From net realized gain
Fidelity Freedom Income Fund	$14,993,579	$32,674,118
Total	$14,993,579	$ 32,674,118
Fidelity Freedom 2005 Fund
From net investment income
Fidelity Freedom 2005 Fund	$1,620,929	$10,200,069
Total	$1,620,929	$ 10,200,069
From net realized gain
Fidelity Freedom 2005 Fund	$5,291,856	$7,369,706
Total	$5,291,856	$ 7,369,706
Fidelity Freedom 2010 Fund
From net investment income
Fidelity Freedom 2010 Fund	$11,553,873	$71,220,043
Total	$11,553,873	$ 71,220,043
From net realized gain
Fidelity Freedom 2010 Fund	$49,891,727	$73,776,491
Total	$49,891,727	$ 73,776,491
Fidelity Freedom 2015 Fund
From net investment income
Fidelity Freedom 2015 Fund	$13,537,555	$89,847,108
Total	$13,537,555	$ 89,847,108
From net realized gain
Fidelity Freedom 2015 Fund	$71,790,066	$104,826,159
Total	$71,790,066	$ 104,826,159
Fidelity Freedom 2020 Fund
From net investment income
Fidelity Freedom 2020 Fund	$28,799,746	$200,026,428
Total	$28,799,746	$200,026,428
From net realized gain
Fidelity Freedom 2020 Fund	$168,906,642	$252,757,975
Total	$168,906,642	$ 252,757,975
Fidelity Freedom 2025 Fund
From net investment income
Fidelity Freedom 2025 Fund	$20,288,985	$147,758,780
Total	$20,288,985	$147,758,780
From net realized gain
Fidelity Freedom 2025 Fund	$126,806,087	$204,066,897
Total	$126,806,087	$ 204,066,897
Fidelity Freedom 2030 Fund
From net investment income
Fidelity Freedom 2030 Fund	$14,875,007	$163,120,493
Total	$14,875,007	$ 163,120,493
From net realized gain
Fidelity Freedom 2030 Fund	$177,823,710	$254,968,549
Total	$177,823,710	$ 254,968,549
Fidelity Freedom 2035 Fund
From net investment income
Fidelity Freedom 2035 Fund	$4,477,894	$88,507,344
Total	$4,477,894	$ 88,507,344
From net realized gain
Fidelity Freedom 2035 Fund	$104,484,046	$162,354,536
Total	$104,484,046	$ 162,354,536
Fidelity Freedom 2040 Fund
From net investment income
Fidelity Freedom 2040 Fund	$3,727,463	$96,859,849
Total	$3,727,463	$96,859,849
From net realized gain
Fidelity Freedom 2040 Fund	$114,805,801	$178,085,083
Total	$114,805,801	$ 178,085,083
Fidelity Freedom 2045 Fund
From net investment income
Fidelity Freedom 2045 Fund	$1,914,156	$45,424,022
Total	$1,914,156	$ 45,424,022
From net realized gain
Fidelity Freedom 2045 Fund	$50,405,841	$83,790,283
Total	$50,405,841	$ 83,790,283
Fidelity Freedom 2050 Fund
From net investment income
Fidelity Freedom 2050 Fund	$1,573,575	$36,871,772
Total	$1,573,575	$ 36,871,772
From net realized gain
Fidelity Freedom 2050 Fund	$40,897,550	$67,884,342
Total	$40,897,550	$ 67,884,342
Fidelity Freedom 2055 Fund
From net investment income
Fidelity Freedom 2055 Fund	$530,888	$11,091,790
Total	$530,888	$ 11,091,790
From net realized gain
Fidelity Freedom 2055 Fund	$10,617,722	$15,197,673
Total	$10,617,722	$ 15,197,673
Fidelity Freedom 2060 Fund
From net investment income
Fidelity Freedom 2060 Fund	$57,327	$1,119,481
Total	$57,327	$ 1,119,481
From net realized gain
Fidelity Freedom 2060 Fund	$1,284,107	$924,001
Total	$1,284,107	$ 924,001

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to September 30, 2017.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2017(a)	Year ended March 31, 2017	Six months ended September 30, 2017(a)	Year ended March 31, 2017
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	11,865,158	27,891,079	$138,935,467	$318,995,628
Reinvestment of distributions	2,328,579	6,036,813	27,038,983	68,285,524
Shares redeemed	(18,267,957)	(43,107,568)	(213,720,791)	(492,617,047)
Net increase (decrease)	(4,074,220)	(9,179,676)	$(47,746,341)	$(105,335,895)
Class K
Shares sold	5,399,525	-	$63,845,031	$-
Issued in exchange for the shares of Fidelity Freedom K Income Fund	136,520,990		1,613,678,107
Reinvestment of distributions	124	-	1,462	-
Shares redeemed	(2,698,054)	-	(31,925,890)	-
Net increase (decrease)	139,222,585	-	$1,645,598,710	$-
Class K6
Shares sold	673,305	-	$7,927,709	$-
Reinvestment of distributions	1,420	-	16,731	-
Shares redeemed	(111,610)	-	(1,321,236)	-
Net increase (decrease)	563,115	-	$6,623,204	$-
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	3,171,508	8,370,565	$39,311,961	$99,885,293
Reinvestment of distributions	559,542	1,487,696	6,848,797	17,425,187
Shares redeemed	(4,408,162)	(11,808,557)	(54,690,573)	(141,074,680)
Net increase (decrease)	(677,112)	(1,950,296)	$(8,529,815)	$(23,764,200)
Class K
Shares sold	1,838,065	-	$23,119,343	$-
Issued in exchange for the shares of Fidelity Freedom K 2005 Fund	32,823,330	-	412,589,249	-
Shares redeemed	(744,609)	-	(9,387,938)	-
Net increase (decrease)	33,916,786	-	$426,320,654	$-
Class K6
Shares sold	199,610	-	$2,494,426	$-
Shares redeemed	(11,666)	-	(146,611)	-
Net increase (decrease)	187,944	-	$2,347,815	$-
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	10,940,205	29,730,777	$173,302,869	$450,240,426
Reinvestment of distributions	3,880,855	9,654,368	60,541,342	142,971,004
Shares redeemed	(23,112,839)	(63,066,784)	(365,719,461)	(954,373,734)
Net increase (decrease)	(8,291,779)	(23,681,639)	$(131,875,250)	$(361,162,304)
Class K
Shares sold	5,535,906	-	$88,997,581	$-
Issued in exchange for the shares of Fidelity Freedom K 2010 Fund	158,527,428		2,547,535,809
Shares redeemed	(2,696,038)	-	(43,510,785)	-
Net increase (decrease)	161,367,296	-	$2,593,022,605	$-
Class K6
Shares sold	869,976	-	$13,897,456	$-
Shares redeemed	(39,542)	-	(636,879)	-
Net increase (decrease)	830,434	-	$13,260,577	$-
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	35,171,234	86,891,690	$460,507,427	$1,077,815,896
Reinvestment of distributions	6,567,635	15,956,683	84,525,456	192,945,931
Shares redeemed	(52,108,046)	(132,326,360)	(681,551,786)	(1,637,477,620)
Net increase (decrease)	(10,369,177)	(29,477,987)	$(136,518,903)	$(366,715,793)
Class K
Shares sold	19,084,988	-	$253,716,164	$-
Issued in exchange for the shares of Fidelity Freedom K 2015 Fund	357,299,109		4,748,505,056
Shares redeemed	(8,225,915)	-	(109,900,682)	-
Net increase (decrease)	368,158,182	-	$4,892,320,538	$-
Class K6
Shares sold	3,733,869	-	$49,367,640	$-
Shares redeemed	(606,527)	-	(8,028,911)	-
Net increase (decrease)	3,127,342	-	$41,338,729	$-
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	72,329,584	159,336,775	$1,161,107,270	$2,409,581,355
Reinvestment of distributions	12,408,959	30,520,001	195,813,364	448,509,541
Shares redeemed	(91,306,664)	(209,463,411)	(1,466,243,011)	(3,158,599,236)
Net increase (decrease)	(6,568,121)	(19,606,635)	$(109,322,377)	$(300,508,340)
Class K
Shares sold	46,814,954	-	$765,360,981	$-
Issued in exchange for the shares of Fidelity Freedom K 2020 Fund	997,191,746		16,284,141,352
Shares redeemed	(16,770,810)	-	(275,686,957)	-
Net increase (decrease)	1,027,235,890	-	$16,773,815,376	$-
Class K6
Shares sold	9,313,811	-	$151,461,322	$-
Shares redeemed	(453,835)	-	(7,351,710)	-
Net increase (decrease)	8,859,976	-	$144,109,612	$-
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	72,880,365	161,205,087	$1,008,671,416	$2,085,995,325
Reinvestment of distributions	10,738,033	27,865,215	146,037,168	349,406,296
Shares redeemed	(74,673,353)	(163,515,141)	(1,034,063,327)	(2,107,812,160)
Net increase (decrease)	8,945,045	25,555,161	$120,645,257	$327,589,461
Class K
Shares sold	57,633,659	-	$813,061,899	$-
Issued in exchange for the shares of Fidelity Freedom K 2025 Fund	1,039,138,058		14,641,455,337
Shares redeemed	(16,783,958)	-	(238,208,206)	-
Net increase (decrease)	1,079,987,759	-	$15,216,309,030	$-
Class K6
Shares sold	20,536,369	-	$288,380,992	$-
Shares redeemed	(1,060,539)	-	(14,874,120)	-
Net increase (decrease)	19,475,830	-	$273,506,872	$-
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	57,960,612	123,540,563	$997,329,320	$1,957,712,162
Reinvestment of distributions	11,324,574	27,198,687	191,158,810	414,813,441
Shares redeemed	(64,314,572)	(142,359,984)	(1,108,159,949)	(2,244,048,246)
Net increase (decrease)	4,970,614	8,379,266	$80,328,181	$128,477,357
Class K
Shares sold	44,280,210	-	$779,026,021	$-
Issued in exchange for the shares of Fidelity Freedom K 2030 Fund	980,848,240		17,213,886,716
Shares redeemed	(13,208,718)	-	(234,109,768)	-
Net increase (decrease)	1,011,919,732	-	$17,758,802,969	$-
Class K6
Shares sold	22,664,641	-	$396,475,122	$-
Shares redeemed	(390,179)	-	(6,829,742)	-
Net increase (decrease)	22,274,462	-	$389,645,380	$-
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	53,960,721	107,335,106	$773,676,885	$1,399,007,407
Reinvestment of distributions	7,707,044	19,960,664	108,361,033	249,452,344
Shares redeemed	(50,242,072)	(109,251,957)	(720,419,683)	(1,416,735,577)
Net increase (decrease)	11,425,693	18,043,813	$161,618,235	$231,724,174
Class K
Shares sold	45,464,097	-	$667,162,259	$-
Issued in exchange for the shares of Fidelity Freedom K 2035 Fund	810,190,579		11,861,189,816
Shares redeemed	(11,986,842)	-	(177,495,766)	-
Net increase (decrease)	843,667,834	-	$12,350,856,309	$-
Class K6
Shares sold	24,573,312	-	$359,395,098	$-
Shares redeemed	(269,933)	-	(3,971,355)	-
Net increase (decrease)	24,303,379	-	$355,423,743	$-
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	64,602,548	140,785,303	$649,838,406	$1,286,757,447
Reinvestment of distributions	11,920,030	31,075,048	117,531,506	272,618,946
Shares redeemed	(71,623,015)	(155,935,498)	(721,941,439)	(1,418,860,060)
Net increase (decrease)	4,899,563	15,924,853	$45,428,473	$140,516,333
Class K
Shares sold	63,797,242	-	$657,722,352	$-
Issued in exchange for the shares of Fidelity Freedom K 2040 Fund	1,209,417,175	-	12,432,808,583
Shares redeemed	(15,781,331)	-	(164,224,789)	-
Net increase (decrease)	1,257,433,086	-	$12,926,306,146	$-
Class K6
Shares sold	28,132,546	-	$288,723,775	$-
Shares redeemed	(423,330)	-	(4,345,556)	-
Net increase (decrease)	27,709,216	-	$284,378,219	$-
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	41,090,957	88,251,156	$467,297,955	$911,294,661
Reinvestment of distributions	4,656,358	12,918,827	51,918,394	128,307,737
Shares redeemed	(37,086,347)	(77,904,384)	(421,882,357)	(800,946,564)
Net increase (decrease)	8,660,968	23,265,599	$97,333,992	$238,655,834
Class K
Shares sold	42,260,753	-	$492,513,065	$-
Issued in exchange for the shares of Fidelity Freedom K 2045 Fund	680,392,245		7,906,157,717
Shares redeemed	(9,076,154)	-	(106,789,024)	-
Net increase (decrease)	713,576,844	-	$8,291,881,758	$-
Class K6
Shares sold	13,954,184	-	$161,962,332	$-
Shares redeemed	(283,152)	-	(3,285,910)	-
Net increase (decrease)	13,671,032	-	$158,676,422	$-
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	36,717,117	78,016,417	$419,862,089	$809,711,740
Reinvestment of distributions	3,742,099	10,380,386	41,948,867	103,566,059
Shares redeemed	(32,864,607)	(65,322,506)	(376,269,064)	(675,747,669)
Net increase (decrease)	7,594,609	23,074,297	$85,541,892	$237,530,130
Class K
Shares sold	33,641,299	-	$394,560,746	$-
Issued in exchange for the shares of Fidelity Freedom K 2050 Fund	572,849,516		6,690,882,218
Shares redeemed	(8,072,189)	-	(95,443,272)	-
Net increase (decrease)	598,418,626	-	$6,989,999,692	$-
Class K6
Shares sold	10,312,301	-	$120,357,091	$-
Shares redeemed	(217,406)	-	(2,543,094)	-
Net increase (decrease)	10,094,895	-	$117,813,997	$-
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	17,985,895	35,961,184	$231,580,697	$417,830,315
Reinvestment of distributions	868,710	2,322,949	10,963,123	25,903,357
Shares redeemed	(11,004,595)	(22,547,740)	(141,637,598)	(261,603,767)
Net increase (decrease)	7,850,010	15,736,393	$100,906,222	$182,129,905
Class K
Shares sold	13,692,184	-	$180,899,760	$-
Issued in exchange for the shares of Fidelity Freedom K 2055 Fund	187,145,598		2,460,964,568
Shares redeemed	(2,727,175)	-	(36,304,593)	-
Net increase (decrease)	198,110,607	-	$2,605,559,735	$-
Class K6
Shares sold	3,946,449	-	$51,830,284	$-
Shares redeemed	(106,283)	-	(1,399,007)	-
Net increase (decrease)	3,840,166	-	$50,431,277	$-
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	5,677,772	8,574,369	$64,924,145	$88,938,893
Reinvestment of distributions	116,343	198,281	1,304,209	1,984,387
Shares redeemed	(1,830,620)	(3,035,221)	(20,942,812)	(31,516,894)
Net increase (decrease)	3,963,495	5,737,429	$45,285,542	$59,406,386
Class K
Shares sold	2,846,451	-	$33,501,456	$-
Issued in exchange for the shares of Fidelity Freedom K 2060 Fund	30,017,564		350,605,136
Shares redeemed	(515,362)	-	(6,093,232)	-
Net increase (decrease)	32,348,653	-	$378,013,360	$-
Class K6
Shares sold	839,499	-	$9,798,536	$-
Shares redeemed	(28,443)	-	(333,676)	-
Net increase (decrease)	811,056	-	$9,464,860	$-

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to September 30, 2017.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Income Fund	Fidelity Freedom 2010 Fund	Fidelity Freedom 2015 Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund
Fidelity Series 100 Index Fund	–%	–%	–%	11%	11%	16%	12%	13%
Fidelity Series 1000 Value Index Fund	–%	–%	–%	13%	12%	17%	14%	14%
Fidelity Series All-Sector Equity Fund	–%	–%	–%	12%	12%	16%	13%	13%
Fidelity Series Blue Chip Growth Fund	–%	–%	–%	13%	13%	18%	14%	15%
Fidelity Series Canada Fund	–%	–%	–%	13%	12%	17%	11%	14%
Fidelity Series Commodity Strategy Fund	–%	–%	–%	15%	13%	16%	10%	11%
Fidelity Series Emerging Markets Debt Fund	–%	–%	–%	16%	13%	15%	10%	11%
Fidelity Series Emerging Markets Fund	–%	–%	–%	13%	12%	16%	12%	13%
Fidelity Series Floating Rate High Income Fund	–%	–%	–%	16%	13%	15%	10%	11%
Fidelity Series Government Money Market Fund	–%	10%	11%	24%	16%	–%	–%	–%
Fidelity Series Growth & Income Fund	–%	–%	–%	13%	13%	18%	14%	15%
Fidelity Series Growth Company Fund	–%	–%	–%	13%	13%	18%	14%	15%
Fidelity Series High Income Fund	–%	–%	–%	16%	13%	15%	10%	11%
Fidelity Series Inflation-Protected Bond Index Fund	–%	–%	–%	14%	–%	11%	–%	–%
Fidelity Series International Credit Fund	–%	–%	–%	18%	15%	15%	–%	–%
Fidelity Series International Growth Fund	–%	–%	–%	12%	12%	17%	13%	13%
Fidelity Series International Small Cap Fund	–%	–%	–%	12%	12%	17%	13%	13%
Fidelity Series International Value Fund	–%	–%	–%	13%	12%	16%	13%	13%
Fidelity Series Intrinsic Opportunities Fund	–%	–%	–%	14%	13%	18%	14%	15%
Fidelity Series Investment Grade Bond Fund	–%	–%	11%	28%	21%	15%	–%	–%
Fidelity Series Long-Term Treasury Bond Index Fund	–%	–%	–%	16%	14%	17%	11%	–%
Fidelity Series Opportunistic Insights Fund	–%	–%	–%	13%	13%	18%	14%	15%
Fidelity Series Real Estate Equity Fund	–%	–%	–%	12%	12%	17%	13%	14%
Fidelity Series Real Estate Income Fund	–%	–%	–%	16%	13%	16%	10%	11%
Fidelity Series Short-Term Credit Fund	12%	12%	14%	29%	19%	–%	–%	–%
Fidelity Series Small Cap Discovery Fund	–%	–%	–%	13%	13%	18%	14%	15%
Fidelity Series Small Cap Opportunities Fund	–%	–%	–%	12%	12%	17%	13%	14%
Fidelity Series Stock Selector Large Cap Value Fund	–%	–%	–%	13%	13%	18%	14%	15%
Fidelity Series Value Discovery Fund	–%	–%	–%	13%	13%	18%	14%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	86%
Fidelity Series 1000 Value Index Fund	95%
Fidelity Series All-Sector Equity Fund	90%
Fidelity Series Blue Chip Growth Fund	100%
Fidelity Series Canada Fund	91%
Fidelity Series Commodity Strategy Fund	91%
Fidelity Series Emerging Markets Debt Fund	91%
Fidelity Series Emerging Markets Fund	91%
Fidelity Series Floating Rate High Income Fund	91%
Fidelity Series Government Money Market Fund	82%
Fidelity Series Growth & Income Fund	100%
Fidelity Series Growth Company Fund	100%
Fidelity Series High Income Fund	91%
Fidelity Series Inflation-Protected Bond Index Fund	80%
Fidelity Series International Credit Fund	91%
Fidelity Series International Growth Fund	91%
Fidelity Series International Small Cap Fund	91%
Fidelity Series International Value Fund	91%
Fidelity Series Intrinsic Opportunities Fund	100%
Fidelity Series Investment Grade Bond Fund	91%
Fidelity Series Long-Term Treasury Bond Index Fund	91%
Fidelity Series Opportunistic Insights Fund	100%
Fidelity Series Real Estate Equity Fund	91%
Fidelity Series Real Estate Income Fund	91%
Fidelity Series Short-Term Credit Fund	100%
Fidelity Series Small Cap Discovery Fund	100%
Fidelity Series Small Cap Opportunities Fund	90%
Fidelity Series Stock Selector Large Cap Value Fund	100%
Fidelity Series Value Discovery Fund	100%

9. Merger Information.

On September 8, 2017, each Surviving Fund acquired all of the assets and assumed all of the liabilities of each Target Fund pursuant to each Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). Each acquisition was accomplished by an exchange of Class K shares of each Surviving Fund for corresponding shares then outstanding of each Target Fund, at their respective net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on July 20, 2017. The reorganization provided shareholders of each Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Combined total net assets after the acquisition are as follows:

Target Funds	Securities $	Unrealized appreciation (depreciation)$	Net Assets $	Surviving Funds	Net assets $	Total net assets after the acquisition $
Fidelity Freedom K 2005 Fund	412,419,889	40,449,279	412,589,249	Fidelity Freedom 2005 Fund	610,614,214	1,023,203,463
Fidelity Freedom K 2010 Fund	2,546,556,623	329,226,460	2,547,535,809	Fidelity Freedom 2010 Fund	4,238,458,400	6,785,994,209
Fidelity Freedom K 2015 Fund	4,746,815,623	696,286,166	4,748,505,056	Fidelity Freedom 2015 Fund	5,645,731,933	10,394,236,989
Fidelity Freedom K 2020 Fund	16,278,675,415	2,424,773,804	16,284,141,352	Fidelity Freedom 2020 Fund	13,414,449,646	29,698,590,998
Fidelity Freedom K 2025 Fund	14,636,906,056	2,237,270,202	14,641,455,337	Fidelity Freedom 2025 Fund	11,194,758,422	25,836,213,759
Fidelity Freedom K 2030 Fund	17,209,401,290	3,150,938,702	17,213,886,716	Fidelity Freedom 2030 Fund	12,912,345,253	30,126,231,969
Fidelity Freedom K 2035 Fund	11,858,805,237	2,326,083,837	11,861,189,816	Fidelity Freedom 2035 Fund	8,269,361,979	20,130,551,795
Fidelity Freedom K 2040 Fund	12,430,342,176	2,512,607,175	12,432,808,583	Fidelity Freedom 2040 Fund	8,489,396,048	20,922,204,631
Fidelity Freedom K 2045 Fund	7,904,615,516	1,469,965,780	7,906,157,717	Fidelity Freedom 2045 Fund	4,301,147,363	12,207,305,080
Fidelity Freedom K 2050 Fund	6,689,588,035	1,219,930,995	6,690,882,218	Fidelity Freedom 2050 Fund	3,509,123,170	10,200,005,388
Fidelity Freedom K 2055 Fund	2,460,473,831	326,647,894	2,460,964,568	Fidelity Freedom 2055 Fund	1,221,516,226	3,682,480,794
Fidelity Freedom K 2060 Fund	350,535,702	37,076,005	350,605,136	Fidelity Freedom 2060 Fund	184,982,168	535,587,304
Fidelity Freedom K Income Fund	1,612,974,652	111,654,038	1,613,678,107	Fidelity Freedom Income Fund	2,180,776,091	3,794,454,198

Pro forma results of operations of the combined entity for the entire period ended September 30, 2017, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Surviving Funds	Net investment income (loss) $	Total net realized gain (loss) $	Total change in net unrealized appreciation (depreciation)$	Net increase (decrease) in net assets resulting from operations $
Fidelity Freedom 2005 Fund	5,353,527	14,711,664	26,248,239	46,313,430
Fidelity Freedom 2010 Fund	32,859,458	154,454,859	175,971,594	363,285,911
Fidelity Freedom 2015 Fund	44,248,033	273,459,392	313,836,336	631,543,761
Fidelity Freedom 2020 Fund	112,466,405	657,988,197	1,159,430,903	1,929,885,505
Fidelity Freedom 2025 Fund	79,970,323	497,770,499	1,188,538,128	1,766,278,950
Fidelity Freedom 2030 Fund	62,137,483	681,469,895	1,628,581,595	2,372,188,973
Fidelity Freedom 2035 Fund	18,028,787	444,589,484	1,261,734,915	1,724,353,186
Fidelity Freedom 2040 Fund	17,016,387	479,188,132	1,322,596,465	1,818,800,984
Fidelity Freedom 2045 Fund	10,028,180	240,341,634	800,066,479	1,050,436,293
Fidelity Freedom 2050 Fund	8,440,866	201,234,537	676,620,622	886,296,025
Fidelity Freedom 2055 Fund	2,879,332	50,646,769	247,646,407	301,172,508
Fidelity Freedom 2060 Fund	376,623	6,300,604	34,223,936	40,901,163
Fidelity Freedom Income Fund	23,043,909	47,888,756	69,055,343	139,988,008

Because each combined investment portfolio have been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that have been included in the Surviving Fund's accompanying Statement of Operations since September 8, 2017.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017)for Fidelity Freedom and for the period (July 20, 2017 to September 30, 2017) for Class K and for the period (June 7, 2017 to September 30, 2017) for Class K6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value September 30, 2017	Expenses Paid During Period
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.31%
Actual		$1,000.00	$1,037.60	$1.58-B,C
Hypothetical-D		$1,000.00	$1,023.51	$1.57-C,E
Class K	.46%
Actual		$1,000.00	$1,009.30	$.92-B
Hypothetical-D		$1,000.00	$1,022.76	$2.33-E
Class K6	.37%
Actual		$1,000.00	$1,016.90	$1.19-B
Hypothetical-D		$1,000.00	$1,023.21	$1.88-E
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.33%
Actual		$1,000.00	$1,046.70	$1.69-B,C
Hypothetical-D		$1,000.00	$1,023.41	$1.67-C,E
Class K	.45%
Actual		$1,000.00	$1,011.20	$.91-B
Hypothetical-D		$1,000.00	$1,022.81	$2.28-E
Class K6	.38%
Actual		$1,000.00	$1,021.80	$1.22-B
Hypothetical-D		$1,000.00	$1,023.16	$1.93-E
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.36%
Actual		$1,000.00	$1,054.80	$1.85-B,C
Hypothetical-D		$1,000.00	$1,023.26	$1.83-C,E
Class K	.49%
Actual		$1,000.00	$1,013.20	$.99-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Class K6	.39%
Actual		$1,000.00	$1,026.00	$1.26-B
Hypothetical-D		$1,000.00	$1,023.11	$1.98-E
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.39%
Actual		$1,000.00	$1,062.90	$2.02-B,C
Hypothetical-D		$1,000.00	$1,023.11	$1.98-C,E
Class K	.53%
Actual		$1,000.00	$1,015.10	$1.07-B
Hypothetical-D		$1,000.00	$1,022.41	$2.69-E
Class K6	.41%
Actual		$1,000.00	$1,029.20	$1.32-B
Hypothetical-D		$1,000.00	$1,023.01	$2.08-E
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.41%
Actual		$1,000.00	$1,067.90	$2.13-B,C
Hypothetical-D		$1,000.00	$1,023.01	$2.08-C,E
Class K	.56%
Actual		$1,000.00	$1,016.00	$1.13-B
Hypothetical-D		$1,000.00	$1,022.26	$2.84-E
Class K6	.43%
Actual		$1,000.00	$1,031.90	$1.39-B
Hypothetical-D		$1,000.00	$1,022.91	$2.18-E
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.45%
Actual		$1,000.00	$1,072.10	$2.34-B,C
Hypothetical-D		$1,000.00	$1,022.81	$2.28-C,E
Class K	.60%
Actual		$1,000.00	$1,017.10	$1.21-B
Hypothetical-D		$1,000.00	$1,022.06	$3.04-E
Class K6	.45%
Actual		$1,000.00	$1,034.80	$1.46-B
Hypothetical-D		$1,000.00	$1,022.81	$2.28-E
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.47%
Actual		$1,000.00	$1,083.80	$2.46-B,C
Hypothetical-D		$1,000.00	$1,022.71	$2.38-C,E
Class K	.63%
Actual		$1,000.00	$1,020.60	$1.27-B
Hypothetical-D		$1,000.00	$1,021.91	$3.19-E
Class K6	.47%
Actual		$1,000.00	$1,040.20	$1.52-B
Hypothetical-D		$1,000.00	$1,022.71	$2.38-E
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.50%
Actual		$1,000.00	$1,091.70	$2.62-B,C
Hypothetical-D		$1,000.00	$1,022.56	$2.54-C,E
Class K	.67%
Actual		$1,000.00	$1,021.90	$1.35-B
Hypothetical-D		$1,000.00	$1,021.71	$3.40-E
Class K6	.49%
Actual		$1,000.00	$1,044.10	$1.59-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.50%
Actual		$1,000.00	$1,093.30	$2.62-B,C
Hypothetical-D		$1,000.00	$1,022.56	$2.54-C,E
Class K	.67%
Actual		$1,000.00	$1,022.40	$1.36-B
Hypothetical-D		$1,000.00	$1,021.71	$3.40-E
Class K6	.49%
Actual		$1,000.00	$1,044.90	$1.59-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.51%
Actual		$1,000.00	$1,092.20	$2.67-B,C
Hypothetical-D		$1,000.00	$1,022.51	$2.59-C,E
Class K	.67%
Actual		$1,000.00	$1,022.40	$1.36-B
Hypothetical-D		$1,000.00	$1,021.71	$3.40-E
Class K6	.49%
Actual		$1,000.00	$1,045.00	$1.59-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.51%
Actual		$1,000.00	$1,093.40	$2.68-B,C
Hypothetical-D		$1,000.00	$1,022.51	$2.59-C,E
Class K	.67%
Actual		$1,000.00	$1,022.30	$1.35-B
Hypothetical-D		$1,000.00	$1,021.71	$3.40-E
Class K6	.49%
Actual		$1,000.00	$1,044.70	$1.59-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.51%
Actual		$1,000.00	$1,092.40	$2.68-B,C
Hypothetical-D		$1,000.00	$1,022.51	$2.59-C,E
Class K	.67%
Actual		$1,000.00	$1,022.90	$1.36-B
Hypothetical-D		$1,000.00	$1,021.71	$3.40-E
Class K6	.49%
Actual		$1,000.00	$1,045.20	$1.59-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.53%
Actual		$1,000.00	$1,093.00	$2.78-B,C
Hypothetical-D		$1,000.00	$1,022.41	$2.69-C,E
Class K	.67%
Actual		$1,000.00	$1,022.30	$1.35-B
Hypothetical-D		$1,000.00	$1,021.71	$3.40-E
Class K6	.49%
Actual		$1,000.00	$1,044.70	$1.59-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Fidelity Freedom and multiplied by 73/ 365 (to reflect the period July 20, 2017 to September 30, 2017) for Class K and multiplied by 116/365(to reflect the period June 7, 2017 to September 30, 2017) for Class K6.

 C If fees and changes to the class level expense contract and/or expense cap, effective June 1, 2017, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below.

 D 5% return per year before expenses

 E Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.47%
Actual		$2.40
Hypothetical-(b)		$2.38
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.49%
Actual		$2.51
Hypothetical-(b)		$2.48
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.53%
Actual		$2.73
Hypothetical-(b)		$2.69
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.58%
Actual		$3.00
Hypothetical-(b)		$2.94
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.62%
Actual		$3.21
Hypothetical-(b)		$3.14
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.66%
Actual		$3.43
Hypothetical-(b)		$3.35
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.70%
Actual		$3.65
Hypothetical-(b)		$3.55
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.75%
Actual		$3.93
Hypothetical-(b)		$3.80

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts and administration agreements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract and administration agreement, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts and administration agreements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that the Advisory Contract currently in place for each Freedom fund had become effective on June 1, 2017 after receiving shareholder approval and had implemented a new fee structure whereby each Freedom fund pays an all-inclusive management fee that varies by class and the underlying Fidelity funds in which the Freedom fund invests no longer pay expenses, with certain limited exceptions.

In considering whether to renew the Advisory Contract and administration agreement for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses, if any) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one-year period for Freedom 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board noted that each fund's current Advisory Contract, which imposes a class-level management fee that covers most expenses of the top-level fund and underlying funds, rather than just management services, went into effect on June 1, 2017, after receiving shareholder approval. The Board noted that the new pricing structure will reduce the overall expenses that shareholders pay and provide for less fluctuation in fund expenses. As a result, the Board did not consider competitive management fee comparisons for prior years, when the fund did not pay a top-level management fee.

The Board instead compared each fund's current class-level management fee rate (calculated using Schedule A of the Advisory Contract with 2017 as a base year to derive the "Years to Retirement") relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2016. The Board noted that each fund's current class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2016. The Board noted that the majority of peer funds do not have top-level management fees, similar to the funds' fee structure prior to June 1, 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's current class-level management fee rate under the current Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the current total expense ratio of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2016. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the current total expense ratio of each fund (except Freedom 2020 Fund) (including expenses of the underlying funds in which each fund invests) ranks below the median total expenses for competitor funds based on the competitive data for 2016 and the current total expense ratio for Freedom 2020 Fund (including expenses of the underlying funds in which the fund invests) ranks above the median. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that Freedom 2020 Fund's current total expense ratio is above the competitive median because a number of competitor target date funds that Lipper previously categorized as passive were moved to the active target date mapped group in 2016, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest in passive products, Freedom 2020 Fund's current total expense ratio (had it been in effect for 2016) ranks equal to the competitive median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Freedom 2020 Fund was above the median of the universe presented for comparison, each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

Because the funds only recently began paying management fees, the Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund prior to the change in fee arrangements were not a material factor in its approval of the continuance of each fund's current Advisory Contract. In connection with its future renewal of each fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on December 22, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	67,962,879,437.90	95.738
Withheld	3,026,199,416.67	4.262
TOTAL	70,989,078,854.57	100.000
John Engler
Affirmative	67,621,098,922.89	95.256
Withheld	3,367,979,931.68	4.744
TOTAL	70,989,078,854.57	100.000
Albert R. Gamper, Jr.
Affirmative	67,692,979,200.48	95.357
Withheld	3,296,099,654.09	4.643
TOTAL	70,989,078,854.57	100.000
Robert F. Gartland
Affirmative	67,834,076,287.79	95.556
Withheld	3,155,002,566.78	4.444
TOTAL	70,989,078,854.57	100.000
Abigail P. Johnson
Affirmative	67,845,327,470.44	95.572
Withheld	3,143,751,384.13	4.428
TOTAL	70,989,078,854.57	100.000
Arthur E. Johnson
Affirmative	67,698,760,709.29	95.366
Withheld	3,290,318,145.28	4.634
TOTAL	70,989,078,854.57	100.000
Michael E. Kenneally
Affirmative	67,851,407,081.44	95.581
Withheld	3,137,671,773.13	4.419
TOTAL	70,989,078,854.57	100.000
James H. Keyes
Affirmative	67,741,432,698.10	95.426
Withheld	3,247,646,156.47	4.574
TOTAL	70,989,078,854.57	100.000
Marie L. Knowles
Affirmative	67,825,908,094.48	95.545
Withheld	3,163,170,760.09	4.455
TOTAL	70,989,078,854.57	100.000
Jennifer Toolin McAuliffe
Affirmative	67,916,195,545.89	95.672
Withheld	3,072,883,308.68	4.328
TOTAL	70,989,078,854.57	100.000
Mark A. Murray
Affirmative	67,892,016,830.18	95.638
Withheld	3,097,062,024.39	4.362
TOTAL	70,989,078,854.57	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® Income Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,317,725,808.91	85.452
Against	57,209,301.81	3.710
Abstain	139,752,421.36	9.063
Broker Non - Votes	27,380,033.54	1.775
TOTAL	1,542,067,565.62	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2005 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	388,274,134.37	87.344
Against	13,463,802.33	3.029
Abstain	37,902,359.85	8.526
Broker Non - Votes	4,897,062.03	1.101
TOTAL	444,537,358.58	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2010 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	2,894,055,622.85	87.706
Against	104,012,980.85	3.152
Abstain	245,808,272.57	7.449
Broker Non - Votes	55,875,837.65	1.693
TOTAL	3,299,752,713.92	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2015 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,113,584,816.65	87.813
Against	119,264,314.90	3.363
Abstain	263,279,480.29	7.425
Broker Non - Votes	49,610,493.35	1.399
TOTAL	3,545,739,105.19	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2020 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	6,025,459,912.49	86.695
Against	267,999,712.00	3.857
Abstain	516,809,630.88	7.435
Broker Non - Votes	139,922,497.86	2.013
TOTAL	6,950,191,753.23	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2025 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	4,230,187,161.45	87.910
Against	160,635,672.08	3.339
Abstain	324,990,750.24	6.753
Broker Non - Votes	96,181,985.59	1.998
TOTAL	4,811,995,569.36	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2030 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	5,129,410,373.39	87.329
Against	265,860,179.11	4.527
Abstain	352,198,671.47	5.996
Broker Non - Votes	126,211,770.57	2.148
TOTAL	5,873,680,994.54	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2035 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	2,847,204,408.78	87.443
Against	177,346,742.35	5.447
Abstain	176,248,564.92	5.412
Broker Non - Votes	55,292,814.44	1.698
TOTAL	3,256,092,530.49	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2040 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,150,340,778.51	85.921
Against	192,086,025.33	5.239
Abstain	232,983,406.13	6.354
Broker Non - Votes	91,156,325.31	2.486
TOTAL	3,666,566,535.28	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2045 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,317,538,632.19	81.312
Against	120,626,001.56	7.444
Abstain	151,330,394.95	9.339
Broker Non - Votes	30,868,166.30	1.905
TOTAL	1,620,363,195.00	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2050 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,101,712,738.67	83.074
Against	61,795,036.11	4.660
Abstain	128,516,950.87	9.690
Broker Non - Votes	34,162,694.66	2.576
TOTAL	1,326,187,420.31	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2055 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	317,070,106.59	81.637
Against	13,109,509.54	3.376
Abstain	46,988,431.20	12.098
Broker Non - Votes	11,222,182.33	2.889
TOTAL	388,390,229.66	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2060 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	28,199,563.81	79.727
Against	2,245,306.30	6.349
Abstain	2,904,387.30	8.211
Broker Non - Votes	2,020,954.26	5.713
TOTAL	35,370,211.67	100.000

Proposal 1 reflects trust-wide proposal and voting results.
The special meeting of shareholders of Fidelity® Freedom 2045 Fund and Fidelity® Freedom 2050 Fund reconvened on January 27, 2017 with respect to proposal 2.

The special meeting of shareholders of Fidelity® Freedom 2055 Fund and Fidelity® Freedom 2060 Fund reconvened on April 19, 2017 with respect to proposal 2.

FF-K2-SANN-1117
1.9885892.100

Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 - Class K6 Semi-Annual Report September 30, 2017

Contents

Fidelity Freedom® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	37.2	37.5
Fidelity Series Government Money Market Fund 1.09%	20.9	21.0
Fidelity Series Short-Term Credit Fund	6.8	7.0
Fidelity Series Emerging Markets Fund	3.9	4.7
Fidelity Series Inflation-Protected Bond Index Fund	3.7	3.8
Fidelity Series International Value Fund	2.8	2.7
Fidelity Series International Growth Fund	2.8	2.6
Fidelity Series Intrinsic Opportunities Fund	2.3	1.6
Fidelity Series Growth & Income Fund	2.1	1.7
Fidelity Series Commodity Strategy Fund	2.0	1.7
	84.5	84.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.0%
International Equity Funds	10.5%
Bond Funds	45.8%
Short-Term Funds	27.7%

Six months ago
Domestic Equity Funds	17.1%
International Equity Funds	10.6%
Bond Funds	44.3%
Short-Term Funds	28.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	1,097,721	$18,189,233
Fidelity Series 1000 Value Index Fund (a)	1,750,446	21,985,604
Fidelity Series All-Sector Equity Fund (a)	2,543,358	34,004,694
Fidelity Series Blue Chip Growth Fund (a)	2,628,701	34,804,005
Fidelity Series Commodity Strategy Fund (a)	14,524,047	75,960,766
Fidelity Series Growth & Income Fund (a)	5,237,803	79,666,988
Fidelity Series Growth Company Fund (a)	4,046,410	69,436,388
Fidelity Series Intrinsic Opportunities Fund (a)	5,033,828	86,481,157
Fidelity Series Opportunistic Insights Fund (a)	2,103,613	38,348,857
Fidelity Series Real Estate Equity Fund (a)	533,556	6,888,212
Fidelity Series Small Cap Discovery Fund (a)	851,107	10,213,284
Fidelity Series Small Cap Opportunities Fund (a)	2,252,764	31,493,635
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,460,971	59,286,306
Fidelity Series Value Discovery Fund (a)	3,064,195	41,121,502
TOTAL DOMESTIC EQUITY FUNDS
(Cost $462,104,633)		607,880,631

International Equity Funds - 10.5%
Fidelity Series Canada Fund (a)	1,007,068	10,715,205
Fidelity Series Emerging Markets Fund (a)	7,142,065	147,126,541
Fidelity Series International Growth Fund (a)	6,629,991	105,350,554
Fidelity Series International Small Cap Fund (a)	1,430,281	25,616,337
Fidelity Series International Value Fund (a)	10,013,085	107,840,926
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $291,292,591)		396,649,563

Bond Funds - 45.8%
Fidelity Series Emerging Markets Debt Fund (a)	2,788,270	29,165,303
Fidelity Series Floating Rate High Income Fund (a)	969,267	9,198,349
Fidelity Series High Income Fund (a)	5,853,671	57,073,291
Fidelity Series Inflation-Protected Bond Index Fund (a)	14,278,214	141,211,540
Fidelity Series International Credit Fund (a)	185,006	1,859,314
Fidelity Series Investment Grade Bond Fund (a)	125,032,062	1,414,112,620
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,901,291	69,452,350
Fidelity Series Real Estate Income Fund (a)	1,622,870	18,127,453
TOTAL BOND FUNDS
(Cost $1,694,337,831)		1,740,200,220

Short-Term Funds - 27.7%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	795,402,632	795,402,632
Fidelity Series Short-Term Credit Fund (a)	25,760,047	257,342,870
TOTAL SHORT-TERM FUNDS
(Cost $1,052,532,048)		1,052,745,502
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,500,267,103)		3,797,475,916
NET OTHER ASSETS (LIABILITIES) - 0.0%		(752,950)
NET ASSETS - 100%		$3,796,722,966

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$11,491,675	$313,457	$2,142,067	$--	$648,035	$302,183	$18,189,233
Fidelity Series 1000 Value Index Fund	14,043,610	447,702	2,436,371	--	86,404	784,566	21,985,604
Fidelity Series All-Sector Equity Fund	21,673,165	592,813	4,284,785	--	761,679	1,080,380	34,004,694
Fidelity Series Blue Chip Growth Fund	22,111,317	3,620,117	5,486,124	67,377	1,369,186	(1,409,835)	34,804,005
Fidelity Series Canada Fund	--	10,397,641	22,598	--	120	121,242	10,715,205
Fidelity Series Commodity Strategy Fund	35,467,629	10,495,842	2,307,390	116,191	(1,009,411)	683,046	75,960,766
Fidelity Series Emerging Markets Debt Fund	16,127,912	996,647	629,285	538,710	2,684	287,386	29,165,303
Fidelity Series Emerging Markets Fund	100,230,776	3,041,873	48,021,112	--	7,869,246	6,888,906	147,126,541
Fidelity Series Floating Rate High Income Fund	5,291,055	286,762	259,241	130,257	(5,430)	(11,146)	9,198,349
Fidelity Series Government Money Market Fund 1.09%	449,183,508	29,176,806	21,244,310	2,225,820	--	--	795,402,632
Fidelity Series Growth & Income Fund	37,258,926	13,807,062 (a)	6,804,790	193,065	96,090	2,655,144	79,666,988
Fidelity Series Growth Company Fund	43,774,948	1,015,728	11,297,735	--	4,004,153	2,928,174	69,436,388
Fidelity Series High Income Fund	32,354,262	1,819,776	1,713,805	965,604	(21,219)	663,612	57,073,291
Fidelity Series Inflation-Protected Bond Index Fund	80,976,154	3,835,263	3,994,363	51,511	(97,886)	(418,778)	141,211,540
Fidelity Series International Credit Fund	--	1,046,127	409	--	--	1,207	1,859,314
Fidelity Series International Growth Fund	56,577,829	3,398,403	9,445,556	--	836,813	7,083,462	105,350,554
Fidelity Series International Small Cap Fund	12,490,172	1,050,900	927,387	--	17,541	2,175,890	25,616,337
Fidelity Series International Value Fund	56,718,964	4,744,118	7,775,798	--	275,768	7,082,273	107,840,926
Fidelity Series Intrinsic Opportunities Fund	34,027,643	15,005,333 (a)	711,307	603,421	13,103	2,151,197	86,481,157
Fidelity Series Investment Grade Bond Fund	801,856,863	40,887,391	39,531,927	10,836,622	86,271	5,740,953	1,414,112,620
Fidelity Series Long-Term Treasury Bond Index Fund	751,776	54,474,403	476,221	195,181	(19,255)	(764,094)	69,452,350
Fidelity Series Opportunistic Insights Fund	24,263,870	667,013	5,750,287	--	2,241,273	868,680	38,348,857
Fidelity Series Real Estate Equity Fund	4,491,516	294,075	742,857	33,609	138,226	(192,606)	6,888,212
Fidelity Series Real Estate Income Fund	10,269,443	771,880	629,507	255,916	15,237	50,792	18,127,453
Fidelity Series Short-Term Credit Fund	149,257,239	5,722,390	7,281,948	1,287,011	(5,196)	(31,413)	257,342,870
Fidelity Series Small Cap Discovery Fund	6,625,176	204,186	1,212,021	28,183	149,823	348,527	10,213,284
Fidelity Series Small Cap Opportunities Fund	19,807,202	2,764,109	3,288,910	58,561	467,937	(985,063)	31,493,635
Fidelity Series Stock Selector Large Cap Value Fund	37,719,914	1,181,044	6,271,687	--	1,036,718	1,152,314	59,286,306
Fidelity Series Value Discovery Fund	52,910,613	1,137,092	31,136,204 (a)	388,337	6,370,055	(5,186,817)	41,121,502
Total	$2,137,753,157	$ 213,195,953	$ 225,826,002	$17,975,376	$ 25,327,965	$34,050,182	$3,797,475,916

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $3,500,267,103) — See accompanying schedule		$3,797,475,916
Cash		13
Receivable for investments sold		601,884
Receivable for fund shares sold		6,403,068
Dividends receivable		672,850
Total assets		3,805,153,731
Liabilities
Payable for fund shares redeemed	$7,035,650
Accrued management fee	1,395,115
Total liabilities		8,430,765
Net Assets		$3,796,722,966
Net Assets consist of:
Paid in capital		$3,466,779,086
Undistributed net investment income		4,462,550
Accumulated undistributed net realized gain (loss) on investments		28,272,517
Net unrealized appreciation (depreciation) on investments		297,208,813
Net Assets		$3,796,722,966
Fidelity Freedom Income Fund:
Net Asset Value, offering price and redemption price per share ($2,141,916,796 ÷ 180,750,083 shares)		$11.85
Class K:
Net Asset Value, offering price and redemption price per share ($1,648,136,293 ÷ 139,222,585 shares)		$11.84
Class K6:
Net Asset Value, offering price and redemption price per share ($6,669,877 ÷ 563,115 shares)		$11.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$17,975,376
Expenses
Management fee	$3,739,557
Independent trustees' fees and expenses	3,897
Total expenses before reductions	3,743,454
Expense reductions	(1,400)	3,742,054
Net investment income (loss)		14,233,322
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	25,327,965
Capital gain distributions from underlying funds	8,504,511
Total net realized gain (loss)		33,832,476
Change in net unrealized appreciation (depreciation) on underlying funds		34,050,182
Net gain (loss)		67,882,658
Net increase (decrease) in net assets resulting from operations		$82,115,980

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,233,322	$36,768,529
Net realized gain (loss)	33,832,476	31,357,348
Change in net unrealized appreciation (depreciation)	34,050,182	59,659,034
Net increase (decrease) in net assets resulting from operations	82,115,980	127,784,911
Distributions to shareholders from net investment income	(12,627,158)	(37,016,596)
Distributions to shareholders from net realized gain	(14,993,579)	(32,674,118)
Total distributions	(27,620,737)	(69,690,714)
Share transactions - net increase (decrease)	1,604,475,573	(105,335,895)
Total increase (decrease) in net assets	1,658,970,816	(47,241,698)
Net Assets
Beginning of period	2,137,752,150	2,184,993,848
End of period	$3,796,722,966	$2,137,752,150
Other Information
Undistributed net investment income end of period	$4,462,550	$2,856,386

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Income Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.57	$11.26	$11.75	$11.86	$11.91	$11.60
Income from Investment Operations
Net investment income (loss)A	.06	.19	.21	.21	.16	.15
Net realized and unrealized gain (loss)	.37	.49	(.27)	.28	.30	.40
Total from investment operations	.43	.68	(.06)	.49	.46	.55
Distributions from net investment income	(.07)	(.20)B	(.21)	(.20)	(.16)	(.16)
Distributions from net realized gain	(.08)	(.17)B	(.22)	(.40)	(.35)	(.08)
Total distributions	(.15)	(.37)	(.43)	(.60)	(.51)	(.24)
Net asset value, end of period	$11.85	$11.57	$11.26	$11.75	$11.86	$11.91
Total ReturnC,D	3.76%	6.16%	(.45)%	4.31%	3.95%	4.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.31%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.31%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.31%G	-%	-%	-%	-%	-%
Net investment income (loss)	1.06%G	1.70%	1.86%	1.77%	1.37%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$2,141,917	$2,137,752	$2,184,994	$2,483,848	$1,935,210	$2,191,666
Portfolio turnover rateE	20 %G,I	31%	20%	26%I	31%	14%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than $.005%

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.76
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	.05
Total from investment operations	.11
Distributions from net investment income	(.03)
Distributions from net realized gain	–
Total distributions	(.03)
Net asset value, end of period	$11.84
Total ReturnC,D	.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G,H
Expenses net of fee waivers, if any	.46%G,H
Expenses net of all reductions	.46%G,H
Net investment income (loss)	3.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,648,136
Portfolio turnover rateE	20%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	.14
Total from investment operations	.20
Distributions from net investment income	(.04)
Distributions from net realized gain	–
Total distributions	(.04)
Net asset value, end of period	$11.84
Total ReturnC,D	1.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G
Expenses net of fee waivers, if any	.37%G
Expenses net of all reductions	.37%G
Net investment income (loss)	1.74%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,670
Portfolio turnover rateE	20%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	33.6	33.7
Fidelity Series Government Money Market Fund 1.09%	16.2	15.9
Fidelity Series Short-Term Credit Fund	5.1	5.3
Fidelity Series Emerging Markets Fund	4.7	5.7
Fidelity Series International Value Fund	3.9	3.8
Fidelity Series International Growth Fund	3.8	3.8
Fidelity Series Intrinsic Opportunities Fund	3.4	2.4
Fidelity Series Inflation-Protected Bond Index Fund	3.3	3.3
Fidelity Series Growth & Income Fund	3.2	2.6
Fidelity Series Growth Company Fund	2.8	3.1
	80.0	79.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.3%
International Equity Funds	13.7%
Bond Funds	41.7%
Short-Term Funds	21.3%

Six months ago
Domestic Equity Funds	24.7%
International Equity Funds	14.1%
Bond Funds	40.0%
Short-Term Funds	21.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	451,702	$7,484,705
Fidelity Series 1000 Value Index Fund (a)	722,615	9,076,045
Fidelity Series All-Sector Equity Fund (a)	1,046,567	13,992,598
Fidelity Series Blue Chip Growth Fund (a)	1,081,621	14,320,657
Fidelity Series Commodity Strategy Fund (a)	3,932,099	20,564,880
Fidelity Series Growth & Income Fund (a)	2,161,904	32,882,555
Fidelity Series Growth Company Fund (a)	1,665,186	28,574,590
Fidelity Series Intrinsic Opportunities Fund (a)	2,014,148	34,603,056
Fidelity Series Opportunistic Insights Fund (a)	865,632	15,780,478
Fidelity Series Real Estate Equity Fund (a)	219,906	2,838,988
Fidelity Series Small Cap Discovery Fund (a)	350,312	4,203,750
Fidelity Series Small Cap Opportunities Fund (a)	928,294	12,977,544
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,843,274	24,497,105
Fidelity Series Value Discovery Fund (a)	1,266,763	16,999,960
TOTAL DOMESTIC EQUITY FUNDS
(Cost $187,374,093)		238,796,911

International Equity Funds - 13.7%
Fidelity Series Canada Fund (a)	370,327	3,940,275
Fidelity Series Emerging Markets Fund (a)	2,369,544	48,812,600
Fidelity Series International Growth Fund (a)	2,429,282	38,601,291
Fidelity Series International Small Cap Fund (a)	526,012	9,420,877
Fidelity Series International Value Fund (a)	3,693,836	39,782,609
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $106,946,186)		140,557,652

Bond Funds - 41.7%
Fidelity Series Emerging Markets Debt Fund(a)	737,180	7,710,904
Fidelity Series Floating Rate High Income Fund (a)	259,457	2,462,249
Fidelity Series High Income Fund (a)	1,578,873	15,394,010
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,395,739	33,583,861
Fidelity Series International Credit Fund (a)	50,583	508,355
Fidelity Series Investment Grade Bond Fund (a)	30,439,533	344,271,121
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,225,299	19,560,374
Fidelity Series Real Estate Income Fund (a)	439,887	4,913,536
TOTAL BOND FUNDS
(Cost $431,303,789)		428,404,410

Short-Term Funds - 21.3%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	166,368,100	166,368,100
Fidelity Series Short-Term Credit Fund (a)	5,227,091	52,218,642
TOTAL SHORT-TERM FUNDS
(Cost $218,566,386)		218,586,742
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $944,190,454)		1,026,345,715
NET OTHER ASSETS (LIABILITIES) - 0.0%		(396,450)
NET ASSETS - 100%		$1,025,949,265

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$4,687,350	$220,852	$777,002	$--	$272,312	$123,563	$7,484,705
Fidelity Series 1000 Value Index Fund	5,728,190	268,370	829,602	--	27,589	333,353	9,076,045
Fidelity Series All-Sector Equity Fund	8,840,190	415,126	1,565,228	--	40,239	724,961	13,992,598
Fidelity Series Blue Chip Growth Fund	9,019,055	1,669,043	2,060,775	27,780	472,549	(479,236)	14,320,657
Fidelity Series Canada Fund	--	3,458,266	9,966	--	63	54,172	3,940,275
Fidelity Series Commodity Strategy Fund	9,618,952	3,245,576	606,135	31,506	(34,317)	(47,638)	20,564,880
Fidelity Series Emerging Markets Debt Fund	4,351,269	342,939	179,538	140,359	1,345	78,601	7,710,904
Fidelity Series Emerging Markets Fund	33,214,881	1,673,278	14,713,102	--	1,832,799	3,091,704	48,812,600
Fidelity Series Floating Rate High Income Fund	1,443,737	107,949	73,862	34,343	(590)	(3,963)	2,462,249
Fidelity Series Government Money Market Fund 1.09%	93,037,687	10,890,184	4,614,642	452,112	--	--	166,368,100
Fidelity Series Growth & Income Fund	15,197,493	6,046,260 (a)	2,280,940	81,582	16,646	1,108,344	32,882,555
Fidelity Series Growth Company Fund	17,856,033	588,531	4,076,629	--	1,401,123	1,477,803	28,574,590
Fidelity Series High Income Fund	8,842,210	690,361	443,871	256,024	317	173,909	15,394,010
Fidelity Series Inflation-Protected Bond Index Fund	19,379,371	1,516,183	1,002,280	11,831	(67,673)	(48,673)	33,583,861
Fidelity Series International Credit Fund	--	298,759	431	--	--	454	508,355
Fidelity Series International Growth Fund	21,908,894	1,150,957	3,693,439	--	449,461	2,601,049	38,601,291
Fidelity Series International Small Cap Fund	4,894,618	363,966	458,751	--	26,076	825,565	9,420,877
Fidelity Series International Value Fund	21,965,189	1,673,294	2,777,920	--	46,254	2,750,566	39,782,609
Fidelity Series Intrinsic Opportunities Fund	13,804,364	6,563,982 (a)	348,265	241,221	5,815	888,066	34,603,056
Fidelity Series Investment Grade Bond Fund	196,594,195	16,213,511	9,723,475	2,583,153	(12,266)	1,525,258	344,271,121
Fidelity Series Long-Term Treasury Bond Index Fund	181,407	15,768,264	141,002	51,423	(4,398)	(205,421)	19,560,374
Fidelity Series Opportunistic Insights Fund	9,897,007	469,692	2,148,014	--	766,962	525,846	15,780,478
Fidelity Series Real Estate Equity Fund	1,819,013	157,860	248,715	14,239	10,819	(32,662)	2,838,988
Fidelity Series Real Estate Income Fund	2,851,782	268,873	167,895	72,252	736	16,929	4,913,536
Fidelity Series Short-Term Credit Fund	30,870,409	1,822,169	1,594,554	256,695	(540)	(2,863)	52,218,642
Fidelity Series Small Cap Discovery Fund	2,702,182	135,693	438,482	11,750	48,101	155,583	4,203,750
Fidelity Series Small Cap Opportunities Fund	8,077,116	1,296,722	1,153,982	24,180	74,066	(285,950)	12,977,544
Fidelity Series Stock Selector Large Cap Value Fund	15,385,439	722,964	2,123,481	--	64,284	845,955	24,497,105
Fidelity Series Value Discovery Fund	21,581,521	691,803	12,423,519(a)	162,799	1,024,666	(537,382)	16,999,960
Total	$583,749,554	$78,731,427	$70,675,497	$4,453,249	$6,462,438	$15,657,893	$1,026,345,715

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $944,190,454) — See accompanying schedule		$1,026,345,715
Cash		12
Receivable for investments sold		8
Receivable for fund shares sold		1,639,541
Total assets		1,027,985,276
Liabilities
Payable for investments purchased	$259,400
Payable for fund shares redeemed	1,378,936
Accrued management fee	397,675
Total liabilities		2,036,011
Net Assets		$1,025,949,265
Net Assets consist of:
Paid in capital		$932,726,964
Undistributed net investment income		3,333,274
Accumulated undistributed net realized gain (loss) on investments		7,733,766
Net unrealized appreciation (depreciation) on investments		82,155,261
Net Assets		$1,025,949,265
Fidelity Freedom 2005 Fund:
Net Asset Value, offering price and redemption price per share ($595,517,477 ÷ 47,173,970 shares)		$12.62
Class K:
Net Asset Value, offering price and redemption price per share ($428,058,469 ÷ 33,916,786 shares)		$12.62
Class K6:
Net Asset Value, offering price and redemption price per share ($2,373,319 ÷ 187,944 shares)		$12.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,453,249
Expenses
Management fee	$1,088,388
Independent trustees' fees and expenses	1,076
Total expenses before reductions	1,089,464
Expense reductions	(383)	1,089,081
Net investment income (loss)		3,364,168
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	6,462,438
Capital gain distributions from underlying funds	3,485,211
Total net realized gain (loss)		9,947,649
Change in net unrealized appreciation (depreciation) on underlying funds		15,657,893
Net gain (loss)		25,605,542
Net increase (decrease) in net assets resulting from operations		$28,969,710

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,364,168	$9,931,239
Net realized gain (loss)	9,947,649	8,364,571
Change in net unrealized appreciation (depreciation)	15,657,893	26,065,382
Net increase (decrease) in net assets resulting from operations	28,969,710	44,361,192
Distributions to shareholders from net investment income	(1,620,929)	(10,200,069)
Distributions to shareholders from net realized gain	(5,291,856)	(7,369,706)
Total distributions	(6,912,785)	(17,569,775)
Share transactions - net increase (decrease)	420,138,654	(23,764,200)
Total increase (decrease) in net assets	442,195,579	3,027,217
Net Assets
Beginning of period	583,753,686	580,726,469
End of period	$1,025,949,265	$583,753,686
Other Information
Undistributed net investment income end of period	$3,333,274	$1,590,035

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2005 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.66	$12.24	$12.01	$11.53	$11.11
Income from Investment Operations
Net investment income (loss)A	.05	.20	.22	.22	.16	.15
Net realized and unrealized gain (loss)	.52	.71	(.34)	.40	.58	.51
Total from investment operations	.57	.91	(.12)	.62	.74	.66
Distributions from net investment income	(.03)	(.22)B	(.22)	(.23)	(.15)	(.17)
Distributions from net realized gain	(.11)	(.15)B	(.23)	(.17)	(.10)	(.07)
Total distributions	(.15)C	(.37)	(.46)D	(.39)E	(.26)F	(.24)
Net asset value, end of period	$12.62	$12.20	$11.66	$12.24	$12.01	$11.53
Total ReturnG,H	4.67%	7.91%	(1.01)%	5.26%	6.43%	5.99%
Ratios to Average Net AssetsI,J
Expenses before reductions	.33%K	- %L	- %L	- %L	- %L	- %L
Expenses net of fee waivers, if any	.33%K	-%	-%	-%	-%	-%
Expenses net of all reductions	.33%K	-%	-%	-%	-%	-%
Net investment income (loss)	.86%K	1.70%	1.87%	1.79%	1.38%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$595,517	$583,754	$580,726	$639,723	$668,987	$704,183
Portfolio turnover rateI	24%K,M	31%	22%	23%	44%	22%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.111 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.234 per share.

 E Total distributions of $.39 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.168 per share.

 F Total distributions of $.26 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.103 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L Amount represents less than $.005%

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.48
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.06
Total from investment operations	.14
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$12.62
Total ReturnC,D	1.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G,H
Expenses net of fee waivers, if any	.45%G,H
Expenses net of all reductions	.45%G,H
Net investment income (loss)	3.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$428,058
Portfolio turnover rateE	24%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.36
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	.21
Total from investment operations	.27
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$12.63
Total ReturnC,D	2.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.38%G
Expenses net of fee waivers, if any	.38%G
Expenses net of all reductions	.38%G
Net investment income (loss)	1.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,373
Portfolio turnover rateE	24%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	30.1	30.3
Fidelity Series Government Money Market Fund 1.09%	12.5	12.2
Fidelity Series Emerging Markets Fund	5.7	6.5
Fidelity Series International Value Fund	4.7	4.7
Fidelity Series International Growth Fund	4.6	4.7
Fidelity Series Intrinsic Opportunities Fund	4.3	3.0
Fidelity Series Growth & Income Fund	4.1	3.3
Fidelity Series Short-Term Credit Fund	3.9	4.0
Fidelity Series Growth Company Fund	3.6	3.9
Fidelity Series Stock Selector Large Cap Value Fund	3.1	3.3
	76.6	75.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.4%
International Equity Funds	16.6%
Bond Funds	37.6%
Short-Term Funds	16.4%

Six months ago
Domestic Equity Funds	30.9%
International Equity Funds	16.9%
Bond Funds	36.0%
Short-Term Funds	16.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,867,315	$64,081,403
Fidelity Series 1000 Value Index Fund (a)	6,175,372	77,562,670
Fidelity Series All-Sector Equity Fund (a)	8,959,938	119,794,371
Fidelity Series Blue Chip Growth Fund (a)	9,260,377	122,607,396
Fidelity Series Commodity Strategy Fund (a)	25,892,028	135,415,305
Fidelity Series Growth & Income Fund (a)	18,464,744	280,848,758
Fidelity Series Growth Company Fund (a)	14,255,793	244,629,402
Fidelity Series Intrinsic Opportunities Fund (a)	16,965,860	291,473,483
Fidelity Series Opportunistic Insights Fund (a)	7,411,484	135,111,362
Fidelity Series Real Estate Equity Fund (a)	1,880,314	24,274,848
Fidelity Series Small Cap Discovery Fund (a)	2,998,064	35,976,770
Fidelity Series Small Cap Opportunities Fund (a)	7,945,661	111,080,342
Fidelity Series Stock Selector Large Cap Value Fund (a)	15,726,506	209,005,264
Fidelity Series Value Discovery Fund (a)	10,828,562	145,319,309
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,504,391,456)		1,997,180,683

International Equity Funds - 16.6%
Fidelity Series Canada Fund (a)	3,006,314	31,987,182
Fidelity Series Emerging Markets Fund (a)	18,646,287	384,113,521
Fidelity Series International Growth Fund (a)	19,727,323	313,467,163
Fidelity Series International Small Cap Fund (a)	4,264,215	76,372,083
Fidelity Series International Value Fund (a)	29,930,090	322,347,065
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $841,379,615)		1,128,287,014

Bond Funds - 37.6%
Fidelity Series Emerging Markets Debt Fund (a)	4,864,914	50,887,001
Fidelity Series Floating Rate High Income Fund (a)	1,700,968	16,142,182
Fidelity Series High Income Fund (a)	10,399,179	101,391,999
Fidelity Series Inflation-Protected Bond Index Fund (a)	17,981,992	177,841,897
Fidelity Series International Credit Fund (a)	339,098	3,407,930
Fidelity Series Investment Grade Bond Fund (a)	180,765,791	2,044,461,096
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,780,740	129,922,702
Fidelity Series Real Estate Income Fund (a)	2,890,295	32,284,597
TOTAL BOND FUNDS
(Cost $2,567,035,060)		2,556,339,404

Short-Term Funds - 16.4%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	848,385,738	848,385,738
Fidelity Series Short-Term Credit Fund (a)	26,205,575	261,793,698
TOTAL SHORT-TERM FUNDS
(Cost $1,110,132,571)		1,110,179,436
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,022,938,702)		6,791,986,537
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,046,304)
NET ASSETS - 100%		$6,789,940,233

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$42,164,646	$946,226	$6,186,963	$--	$2,447,671	$1,036,305	$64,081,403
Fidelity Series 1000 Value Index Fund	51,526,879	1,136,565	6,541,629	--	239,011	2,871,499	77,562,670
Fidelity Series All-Sector Equity Fund	79,520,284	1,773,206	12,561,684	--	684,229	6,057,140	119,794,371
Fidelity Series Blue Chip Growth Fund	81,130,669	12,460,782	16,958,620	238,046	4,094,263	(3,747,514)	122,607,396
Fidelity Series Canada Fund	--	26,648,022	112,409	--	757	507,716	31,987,182
Fidelity Series Commodity Strategy Fund	66,580,114	22,430,735	4,809,191	207,671	(2,643,966)	2,152,458	135,415,305
Fidelity Series Emerging Markets Debt Fund	30,964,719	1,718,371	1,451,036	1,013,754	7,230	575,474	50,887,001
Fidelity Series Emerging Markets Fund	271,438,238	6,573,919	104,144,607	--	13,853,391	26,035,900	384,113,521
Fidelity Series Floating Rate High Income Fund	10,226,318	486,733	597,965	246,420	(15,389)	(16,446)	16,142,182
Fidelity Series Government Money Market Fund 1.09%	504,760,496	52,805,422	29,121,121	2,513,350	--	--	848,385,738
Fidelity Series Growth & Income Fund	136,706,954	50,627,998 (a)	18,091,583	737,825	501,106	8,984,064	280,848,758
Fidelity Series Growth Company Fund	160,622,872	3,309,113	35,614,170	--	12,203,015	13,437,494	244,629,402
Fidelity Series High Income Fund	62,714,112	3,319,569	3,592,571	1,839,959	(47,590)	1,225,802	101,391,999
Fidelity Series Inflation-Protected Bond Index Fund	110,955,952	5,785,823	6,577,841	69,038	(618,985)	85,304	177,841,897
Fidelity Series International Credit Fund	--	2,089,683	787	--	--	3,934	3,407,930
Fidelity Series International Growth Fund	192,889,582	4,799,241	32,464,612	--	7,285,665	19,013,277	313,467,163
Fidelity Series International Small Cap Fund	43,404,977	1,108,945	4,065,057	--	717,397	6,644,500	76,372,083
Fidelity Series International Value Fund	193,388,884	7,539,475	23,786,322	--	783,356	22,908,673	322,347,065
Fidelity Series Intrinsic Opportunities Fund	123,853,701	54,514,180 (a)	2,482,706	2,034,963	30,821	8,098,284	291,473,483
Fidelity Series Investment Grade Bond Fund	1,251,611,176	77,918,734	71,402,565	16,753,535	129,742	10,377,411	2,044,461,096
Fidelity Series Long-Term Treasury Bond Index Fund	1,150,158	106,826,037	1,205,855	370,756	(48,263)	(1,271,978)	129,922,702
Fidelity Series Opportunistic Insights Fund	89,027,558	2,000,638	17,580,099	--	6,644,175	4,832,134	135,111,362
Fidelity Series Real Estate Equity Fund	16,232,403	980,005	1,819,482	127,978	259,220	(441,421)	24,274,848
Fidelity Series Real Estate Income Fund	20,314,432	1,327,936	1,601,740	500,538	58,479	75,729	32,284,597
Fidelity Series Short-Term Credit Fund	167,320,535	5,342,134	9,908,315	1,410,053	(4,951)	39,109	261,793,698
Fidelity Series Small Cap Discovery Fund	24,305,650	627,547	3,486,852	105,199	417,263	1,307,943	35,976,770
Fidelity Series Small Cap Opportunities Fund	72,102,603	9,489,640	8,480,906	207,143	842,163	(2,639,034)	111,080,342
Fidelity Series Stock Selector Large Cap Value Fund	138,322,291	3,130,694	16,819,000	--	3,023,129	4,819,266	209,005,264
Fidelity Series Value Discovery Fund	194,132,279	3,631,141	109,795,378(a)	1,469,911	20,019,291	(15,861,274)	145,319,309
Total	$4,137,368,482	$471,348,514	$551,261,066	$29,846,139	$70,862,230	$117,111,749	$6,791,986,537

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $6,022,938,702) — See accompanying schedule		$6,791,986,537
Cash		145
Receivable for investments sold		4,859,805
Receivable for fund shares sold		6,884,600
Dividends receivable		835,765
Other receivables		81,154
Total assets		6,804,648,006
Liabilities
Payable for fund shares redeemed	$11,763,850
Accrued management fee	2,862,770
Other payables and accrued expenses	81,153
Total liabilities		14,707,773
Net Assets		$6,789,940,233
Net Assets consist of:
Paid in capital		$5,909,739,386
Undistributed net investment income		21,491,398
Accumulated undistributed net realized gain (loss) on investments		89,661,614
Net unrealized appreciation (depreciation) on investments		769,047,835
Net Assets		$6,789,940,233
Fidelity Freedom 2010 Fund:
Net Asset Value, offering price and redemption price per share ($4,166,501,440 ÷ 257,670,054 shares)		$16.17
Class K:
Net Asset Value, offering price and redemption price per share ($2,610,006,365 ÷ 161,367,296 shares)		$16.17
Class K6:
Net Asset Value, offering price and redemption price per share ($13,432,428 ÷ 830,434 shares)		$16.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$29,846,139
Expenses
Management fee	$8,148,129
Independent trustees' fees and expenses	8,448
Total expenses before reductions	8,156,577
Expense reductions	(3,152)	8,153,425
Net investment income (loss)		21,692,714
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	70,862,230
Capital gain distributions from underlying funds	29,951,597
Total net realized gain (loss)		100,813,827
Change in net unrealized appreciation (depreciation) on underlying funds		117,111,749
Net gain (loss)		217,925,576
Net increase (decrease) in net assets resulting from operations		$239,618,290

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,692,714	$71,245,001
Net realized gain (loss)	100,813,827	79,597,248
Change in net unrealized appreciation (depreciation)	117,111,749	221,525,569
Net increase (decrease) in net assets resulting from operations	239,618,290	372,367,818
Distributions to shareholders from net investment income	(11,553,873)	(71,220,043)
Distributions to shareholders from net realized gain	(49,891,727)	(73,776,491)
Total distributions	(61,445,600)	(144,996,534)
Share transactions - net increase (decrease)	2,474,407,932	(361,162,304)
Total increase (decrease) in net assets	2,652,580,622	(133,791,020)
Net Assets
Beginning of period	4,137,359,611	4,271,150,631
End of period	$6,789,940,233	$4,137,359,611
Other Information
Undistributed net investment income end of period	$21,491,398	$11,352,557

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2010 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.56	$14.75	$15.75	$15.51	$14.67	$13.99
Income from Investment Operations
Net investment income (loss)A	.06	.26	.28	.28	.22	.22
Net realized and unrealized gain (loss)	.78	1.08	(.50)	.62	.99	.80
Total from investment operations	.84	1.34	(.22)	.90	1.21	1.02
Distributions from net investment income	(.04)	(.26)	(.29)	(.29)	(.21)	(.24)
Distributions from net realized gain	(.19)	(.26)	(.49)	(.36)	(.16)	(.10)
Total distributions	(.23)	(.53)B	(.78)	(.66)C	(.37)	(.34)
Net asset value, end of period	$16.17	$15.56	$14.75	$15.75	$15.51	$14.67
Total ReturnD,E	5.48%	9.27%	(1.42)%	5.91%	8.31%	7.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.36%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.36%H	-%	-%	-%	-%	-%
Net investment income (loss)	.78%H	1.69%	1.86%	1.81%	1.43%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$4,166,501	$4,137,360	$4,271,151	$4,940,590	$5,419,921	$5,879,292
Portfolio turnover rateF	22%H,J	23%	17%	18%	35%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.264 per share.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.361 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than $.005%

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.96
Income from Investment Operations
Net investment income (loss)B	.11
Net realized and unrealized gain (loss)	.10
Total from investment operations	.21
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$16.17
Total ReturnC,D	1.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G,H
Expenses net of fee waivers, if any	.49%G,H
Expenses net of all reductions	.49%G,H
Net investment income (loss)	3.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,610,006
Portfolio turnover rateE	22%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.77
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.33
Total from investment operations	.41
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$16.18
Total ReturnC,D	2.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%G,H
Expenses net of fee waivers, if any	.39%G,H
Expenses net of all reductions	.39%G,H
Net investment income (loss)	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,432
Portfolio turnover rateE	22%G,I

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	26.5	26.6
Fidelity Series Government Money Market Fund 1.09%	9.1	8.8
Fidelity Series Emerging Markets Fund	6.3	7.2
Fidelity Series International Growth Fund	5.6	5.6
Fidelity Series International Value Fund	5.5	5.6
Fidelity Series Intrinsic Opportunities Fund	5.3	3.6
Fidelity Series Growth & Income Fund	5.1	4.0
Fidelity Series Growth Company Fund	4.4	4.7
Fidelity Series Stock Selector Large Cap Value Fund	3.8	4.1
Fidelity Series Short-Term Credit Fund	2.7	2.9
	74.3	73.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.7%
International Equity Funds	19.3%
Bond Funds	33.2%
Short-Term Funds	11.8%

Six months ago
Domestic Equity Funds	37.1%
International Equity Funds	19.7%
Bond Funds	31.5%
Short-Term Funds	11.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	7,294,547	$120,870,641
Fidelity Series 1000 Value Index Fund (a)	11,655,244	146,389,861
Fidelity Series All-Sector Equity Fund (a)	16,899,431	225,945,398
Fidelity Series Blue Chip Growth Fund (a)	17,466,339	231,254,326
Fidelity Series Commodity Strategy Fund (a)	39,588,244	207,046,518
Fidelity Series Growth & Income Fund (a)	34,836,360	529,861,041
Fidelity Series Growth Company Fund (a)	26,887,935	461,396,963
Fidelity Series Intrinsic Opportunities Fund (a)	31,884,522	547,776,090
Fidelity Series Opportunistic Insights Fund (a)	13,978,758	254,832,760
Fidelity Series Real Estate Equity Fund (a)	3,536,311	45,653,777
Fidelity Series Small Cap Discovery Fund (a)	5,647,270	67,767,243
Fidelity Series Small Cap Opportunities Fund (a)	14,961,004	209,154,835
Fidelity Series Stock Selector Large Cap Value Fund (a)	29,673,054	394,354,885
Fidelity Series Value Discovery Fund (a)	20,387,461	273,599,727
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,777,048,514)		3,715,904,065

International Equity Funds - 19.3%
Fidelity Series Canada Fund (a)	5,474,885	58,252,772
Fidelity Series Emerging Markets Fund (a)	32,032,751	659,874,662
Fidelity Series International Growth Fund (a)	36,556,856	580,888,445
Fidelity Series International Small Cap Fund (a)	7,768,717	139,137,720
Fidelity Series International Value Fund (a)	53,595,885	577,227,685
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,491,775,626)		2,015,381,284

Bond Funds - 33.2%
Fidelity Series Emerging Markets Debt Fund (a)	7,241,058	75,741,469
Fidelity Series Floating Rate High Income Fund (a)	2,585,492	24,536,321
Fidelity Series High Income Fund (a)	15,854,373	154,580,134
Fidelity Series Inflation-Protected Bond Index Fund (a)	19,319,887	191,073,685
Fidelity Series International Credit Fund (a)	520,794	5,233,977
Fidelity Series Investment Grade Bond Fund (a)	243,823,247	2,757,640,917
Fidelity Series Long-Term Treasury Bond Index Fund (a)	22,560,204	198,304,190
Fidelity Series Real Estate Income Fund (a)	4,347,397	48,560,420
TOTAL BOND FUNDS
(Cost $3,438,697,548)		3,455,671,113

Short-Term Funds - 11.8%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	941,466,548	941,466,548
Fidelity Series Short-Term Credit Fund (a)	28,542,134	285,135,918
TOTAL SHORT-TERM FUNDS
(Cost $1,226,630,992)		1,226,602,466
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,934,152,680)		10,413,558,928
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,338,855)
NET ASSETS - 100%		$10,410,220,073

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$66,076,673	$3,658,856	$9,238,060	$--	$2,140,470	$3,826,733	$120,870,641
Fidelity Series 1000 Value Index Fund	80,656,571	4,432,421	9,522,999	--	300,476	5,418,975	146,389,861
Fidelity Series All-Sector Equity Fund	124,616,586	6,891,607	18,838,611	--	859,021	10,589,101	225,945,398
Fidelity Series Blue Chip Growth Fund	127,141,191	27,250,215	25,838,564	449,176	5,569,060	(7,704,198)	231,254,326
Fidelity Series Canada Fund	--	43,714,617	296,406	--	1,660	1,065,725	58,252,772
Fidelity Series Commodity Strategy Fund	86,815,524	31,424,975	6,593,467	317,632	(1,785,543)	928,215	207,046,518
Fidelity Series Emerging Markets Debt Fund	39,502,649	3,530,377	2,165,930	1,334,852	9,416	678,553	75,741,469
Fidelity Series Emerging Markets Fund	385,531,580	22,753,341	155,887,829	--	20,440,485	36,290,590	659,874,662
Fidelity Series Floating Rate High Income Fund	13,161,870	1,083,837	890,104	328,677	(17,494)	(23,964)	24,536,321
Fidelity Series Government Money Market Fund 1.09%	465,951,336	74,442,393	31,461,673	2,445,086	--	--	941,466,548
Fidelity Series Growth & Income Fund	214,234,599	90,085,479 (a)	27,309,155	1,173,703	603,167	17,520,594	529,861,041
Fidelity Series Growth Company Fund	251,720,311	12,525,176	53,138,053	--	16,906,231	25,080,249	461,396,963
Fidelity Series High Income Fund	80,807,497	7,085,943	5,349,212	2,454,800	(55,992)	1,741,061	154,580,134
Fidelity Series Inflation-Protected Bond Index Fund	100,136,299	8,595,263	6,945,280	65,418	(213,553)	(597,173)	191,073,685
Fidelity Series International Credit Fund	--	2,725,054	1,593	--	--	1,195	5,233,977
Fidelity Series International Growth Fund	297,558,345	17,699,151	44,986,739	--	6,632,755	34,724,425	580,888,445
Fidelity Series International Small Cap Fund	67,362,639	4,133,626	7,427,961	--	1,150,769	10,516,966	139,137,720
Fidelity Series International Value Fund	298,332,821	20,464,327	48,428,562	--	1,511,866	37,036,899	577,227,685
Fidelity Series Intrinsic Opportunities Fund	192,372,784	98,647,716 (a)	1,704,395	3,823,770	(5,598)	11,758,847	547,776,090
Fidelity Series Investment Grade Bond Fund	1,419,019,666	148,413,447	93,816,686	19,770,738	(114,624)	8,782,887	2,757,640,917
Fidelity Series Long-Term Treasury Bond Index Fund	1,278,499	155,717,243	1,916,202	511,695	(81,544)	(2,220,250)	198,304,190
Fidelity Series Opportunistic Insights Fund	139,516,224	7,767,337	26,613,754	--	9,035,590	9,817,475	254,832,760
Fidelity Series Real Estate Equity Fund	25,334,235	2,603,365	2,694,981	206,902	50,077	(420,142)	45,653,777
Fidelity Series Real Estate Income Fund	26,101,304	2,587,536	2,148,323	654,615	121,461	37,231	48,560,420
Fidelity Series Short-Term Credit Fund	154,330,220	10,162,475	10,654,959	1,350,190	(3,750)	(94,505)	285,135,918
Fidelity Series Small Cap Discovery Fund	38,011,077	2,200,249	5,147,297	168,300	539,249	2,823,589	67,767,243
Fidelity Series Small Cap Opportunities Fund	112,505,917	21,072,338	12,015,733	390,215	935,362	(4,364,704)	209,154,835
Fidelity Series Stock Selector Large Cap Value Fund	215,817,782	11,917,131	23,721,293	--	1,831,301	12,605,472	394,354,885
Fidelity Series Value Discovery Fund	303,444,086	10,770,749	170,304,601(a)	2,329,667	29,494,897	(21,567,872)	273,599,727
Total	$5,327,338,285	$854,356,244	$805,058,422	$37,775,436	$95,855,215	$194,251,974	$10,413,558,928

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $8,934,152,680) — See accompanying schedule		$10,413,558,928
Cash		261
Receivable for investments sold		1,769,504
Receivable for fund shares sold		11,075,836
Dividends receivable		1,359,589
Total assets		10,427,764,118
Liabilities
Payable for fund shares redeemed	$12,876,849
Accrued management fee	4,667,196
Total liabilities		17,544,045
Net Assets		$10,410,220,073
Net Assets consist of:
Paid in capital		$8,766,379,397
Undistributed net investment income		25,763,063
Accumulated undistributed net realized gain (loss) on investments		138,671,365
Net unrealized appreciation (depreciation) on investments		1,479,406,248
Net Assets		$10,410,220,073
Fidelity Freedom 2015 Fund:
Net Asset Value, offering price and redemption price per share ($5,432,013,739 ÷ 405,061,495 shares)		$13.41
Class K:
Net Asset Value, offering price and redemption price per share ($4,936,256,589 ÷ 368,158,182 shares)		$13.41
Class K6:
Net Asset Value, offering price and redemption price per share ($41,949,745 ÷ 3,127,342 shares)		$13.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$37,775,436
Expenses
Management fee	$11,922,536
Independent trustees' fees and expenses	9,786
Total expenses before reductions	11,932,322
Expense reductions	(3,493)	11,928,829
Net investment income (loss)		25,846,607
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	95,855,215
Capital gain distributions from underlying funds	55,140,091
Total net realized gain (loss)		150,995,306
Change in net unrealized appreciation (depreciation) on underlying funds		194,251,974
Net gain (loss)		345,247,280
Net increase (decrease) in net assets resulting from operations		$371,093,887

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,846,607	$89,650,009
Net realized gain (loss)	150,995,306	106,292,644
Change in net unrealized appreciation (depreciation)	194,251,974	338,617,512
Net increase (decrease) in net assets resulting from operations	371,093,887	534,560,165
Distributions to shareholders from net investment income	(13,537,555)	(89,847,108)
Distributions to shareholders from net realized gain	(71,790,066)	(104,826,159)
Total distributions	(85,327,621)	(194,673,267)
Share transactions - net increase (decrease)	4,797,140,364	(366,715,793)
Total increase (decrease) in net assets	5,082,906,630	(26,828,895)
Net Assets
Beginning of period	5,327,313,443	5,354,142,338
End of period	$10,410,220,073	$5,327,313,443
Other Information
Undistributed net investment income end of period	$25,763,063	$13,454,011

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2015 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.82	$12.03	$12.92	$12.91	$12.28	$11.69
Income from Investment Operations
Net investment income (loss)A	.04	.21	.23	.23	.18	.18
Net realized and unrealized gain (loss)	.76	1.04	(.46)	.57	.91	.69
Total from investment operations	.80	1.25	(.23)	.80	1.09	.87
Distributions from net investment income	(.03)	(.21)	(.23)	(.25)	(.18)	(.20)
Distributions from net realized gain	(.18)	(.24)	(.43)	(.54)	(.28)	(.08)
Total distributions	(.21)	(.46)B	(.66)	(.79)	(.46)	(.28)
Net asset value, end of period	$13.41	$12.82	$12.03	$12.92	$12.91	$12.28
Total ReturnC,D	6.29%	10.63%	(1.83)%	6.42%	8.95%	7.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.39%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.39%G	-%	-%	-%	-%	-%
Net investment income (loss)	.59%G	1.69%	1.87%	1.83%	1.47%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$5,432,014	$5,327,313	$5,354,142	$6,056,161	$6,388,485	$6,507,169
Portfolio turnover rateE	29%G,I	21%	17%	18%	39%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.243 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than $.005%

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.21
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.12
Total from investment operations	.20
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$13.41
Total ReturnC,D	1.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G,H
Expenses net of fee waivers, if any	.53%G,H
Expenses net of all reductions	.53%G,H
Net investment income (loss)	3.35%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,936,257
Portfolio turnover rateE	29%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.03
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	.32
Total from investment operations	.38
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$13.41
Total ReturnC,D	2.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%G,H
Expenses net of fee waivers, if any	.41%G,H
Expenses net of all reductions	.41%G,H
Net investment income (loss)	1.51%G
Supplemental Data
Net assets, end of period (000 omitted)	$41,950
Portfolio turnover rateE	29%G,I

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	23.9	24.2
Fidelity Series Emerging Markets Fund	6.9	7.7
Fidelity Series Government Money Market Fund 1.09%	6.8	6.6
Fidelity Series International Value Fund	6.2	6.3
Fidelity Series International Growth Fund	6.1	6.2
Fidelity Series Intrinsic Opportunities Fund	5.8	4.0
Fidelity Series Growth & Income Fund	5.8	4.5
Fidelity Series Growth Company Fund	5.0	5.3
Fidelity Series Stock Selector Large Cap Value Fund	4.3	4.6
Fidelity Series Value Discovery Fund	3.0	6.4
	73.8	75.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.1%
International Equity Funds	21.3%
Bond Funds	29.8%
Short-Term Funds	8.8%

Six months ago
Domestic Equity Funds	41.4%
International Equity Funds	21.6%
Bond Funds	28.2%
Short-Term Funds	8.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	23,764,418	$393,776,399
Fidelity Series 1000 Value Index Fund (a)	37,970,318	476,907,194
Fidelity Series All-Sector Equity Fund (a)	55,060,752	736,162,260
Fidelity Series Blue Chip Growth Fund (a)	56,905,430	753,427,895
Fidelity Series Commodity Strategy Fund (a)	113,632,510	594,298,026
Fidelity Series Growth & Income Fund (a)	113,430,079	1,725,271,497
Fidelity Series Growth Company Fund (a)	87,604,274	1,503,289,346
Fidelity Series Intrinsic Opportunities Fund (a)	101,182,512	1,738,315,556
Fidelity Series Opportunistic Insights Fund (a)	45,539,608	830,187,061
Fidelity Series Real Estate Equity Fund (a)	11,516,962	148,683,977
Fidelity Series Small Cap Discovery Fund (a)	18,424,189	221,090,266
Fidelity Series Small Cap Opportunities Fund (a)	48,834,105	682,700,791
Fidelity Series Stock Selector Large Cap Value Fund (a)	96,708,103	1,285,250,693
Fidelity Series Value Discovery Fund (a)	66,489,652	892,291,132
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,105,127,336)		11,981,652,093

International Equity Funds - 21.3%
Fidelity Series Canada Fund (a)	17,481,540	186,003,582
Fidelity Series Emerging Markets Fund (a)	99,889,352	2,057,720,656
Fidelity Series International Growth Fund (a)	114,805,830	1,824,264,644
Fidelity Series International Small Cap Fund (a)	24,791,803	444,021,196
Fidelity Series International Value Fund (a)	173,804,680	1,871,876,401
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,828,186,164)		6,383,886,479

Bond Funds - 29.8%
Fidelity Series Emerging Markets Debt Fund (a)	20,436,300	213,763,699
Fidelity Series Floating Rate High Income Fund (a)	7,357,514	69,822,812
Fidelity Series High Income Fund (a)	45,217,567	440,871,281
Fidelity Series Inflation-Protected Bond Index Fund (a)	31,250,423	309,066,680
Fidelity Series International Credit Fund (a)	1,771,433	17,802,898
Fidelity Series Investment Grade Bond Fund (a)	631,789,674	7,145,541,215
Fidelity Series Long-Term Treasury Bond Index Fund (a)	63,660,848	559,578,857
Fidelity Series Real Estate Income Fund (a)	12,643,636	141,229,415
TOTAL BOND FUNDS
(Cost $8,925,756,292)		8,897,676,857

Short-Term Funds - 8.8%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	2,028,402,920	2,028,402,920
Fidelity Series Short-Term Credit Fund (a)	61,531,510	614,699,784
TOTAL SHORT-TERM FUNDS
(Cost $2,643,195,260)		2,643,102,704
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $25,502,265,052)		29,906,318,133
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,956,030)
NET ASSETS - 100%		$29,896,362,103

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$170,750,619	$11,809,119	$18,184,161	$--	$4,130,809	$13,299,103	$393,776,399
Fidelity Series 1000 Value Index Fund	207,961,357	14,200,488	17,062,228	--	481,296	17,566,332	476,907,194
Fidelity Series All-Sector Equity Fund	322,024,207	22,194,444	37,962,130	--	1,467,705	31,642,478	736,162,260
Fidelity Series Blue Chip Growth Fund	328,551,300	88,776,692	56,546,879	1,459,710	12,326,698	(28,192,417)	753,427,895
Fidelity Series Canada Fund	--	126,123,705	601,503	--	2,546	3,578,974	186,003,582
Fidelity Series Commodity Strategy Fund	200,800,153	77,745,506	10,820,323	909,720	(4,711,453)	2,137,770	594,298,026
Fidelity Series Emerging Markets Debt Fund	88,753,315	9,328,475	3,513,279	3,173,778	(19,430)	1,344,170	213,763,699
Fidelity Series Emerging Markets Fund	948,146,671	69,296,644	390,924,187	--	45,693,424	95,563,383	2,057,720,656
Fidelity Series Floating Rate High Income Fund	30,322,371	2,930,330	1,432,945	800,992	(8,318)	(88,720)	69,822,812
Fidelity Series Government Money Market Fund 1.09%	809,950,560	142,025,549	38,042,964	4,532,837	--	--	2,028,402,920
Fidelity Series Growth & Income Fund	552,716,408	246,080,924 (a)	46,880,943	3,097,389	541,100	59,294,136	1,725,271,497
Fidelity Series Growth Company Fund	649,984,509	39,646,954	114,084,490	--	37,533,769	78,448,179	1,503,289,346
Fidelity Series High Income Fund	186,345,032	19,049,912	8,635,671	5,979,230	(57,600)	4,547,539	440,871,281
Fidelity Series Inflation-Protected Bond Index Fund	134,445,865	10,622,766	6,589,548	93,226	(182,030)	(1,485,207)	309,066,680
Fidelity Series International Credit Fund	--	7,694,671	1,585	--	--	(11,641)	17,802,898
Fidelity Series International Growth Fund	763,723,461	56,043,064	130,632,859	--	16,426,602	93,247,021	1,824,264,644
Fidelity Series International Small Cap Fund	172,981,588	13,010,160	15,075,820	--	1,773,718	29,313,454	444,021,196
Fidelity Series International Value Fund	765,710,516	62,357,236	86,319,291	--	1,105,041	107,246,512	1,871,876,401
Fidelity Series Intrinsic Opportunities Fund	495,457,872	281,448,881 (a)	3,336,376	12,134,357	(13,061)	27,090,074	1,738,315,556
Fidelity Series Investment Grade Bond Fund	2,965,065,514	356,128,097	137,553,735	43,758,417	(727,961)	8,698,875	7,145,541,215
Fidelity Series Long-Term Treasury Bond Index Fund	2,611,672	412,095,912	3,464,380	1,302,506	(140,410)	(7,253,968)	559,578,857
Fidelity Series Opportunistic Insights Fund	360,528,573	25,018,163	56,968,572	--	19,484,826	32,835,942	830,187,061
Fidelity Series Real Estate Equity Fund	65,271,789	8,261,159	4,158,885	551,982	31,444	(1,313,116)	148,683,977
Fidelity Series Real Estate Income Fund	60,042,005	7,593,341	2,715,471	1,553,742	2,371	324,156	141,229,415
Fidelity Series Short-Term Credit Fund	268,102,615	21,121,158	12,926,613	2,491,237	2,886	(514,639)	614,699,784
Fidelity Series Small Cap Discovery Fund	97,945,381	6,927,310	9,710,526	438,166	945,721	10,321,406	221,090,266
Fidelity Series Small Cap Opportunities Fund	290,999,903	68,329,532	21,407,678	1,270,431	952,308	(12,215,007)	682,700,791
Fidelity Series Stock Selector Large Cap Value Fund	557,188,889	38,303,571	41,290,458	--	1,181,455	44,568,905	1,285,250,693
Fidelity Series Value Discovery Fund	782,895,867	33,425,098	426,707,728(a)	6,119,016	60,789,162	(34,679,214)	892,291,132
Total	$12,279,278,012	$2,277,588,861	$1,703,551,228	$89,666,736	$199,012,618	$575,314,480	$29,906,318,133

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $25,502,265,052) — See accompanying schedule		$29,906,318,133
Cash		139
Receivable for investments sold		4,969,733
Receivable for fund shares sold		40,864,387
Dividends receivable		4,160,193
Other receivables		161,902
Total assets		29,956,474,487
Liabilities
Payable for fund shares redeemed	$45,838,195
Accrued management fee	14,112,290
Other payables and accrued expenses	161,899
Total liabilities		60,112,384
Net Assets		$29,896,362,103
Net Assets consist of:
Paid in capital		$25,090,417,528
Undistributed net investment income		57,089,551
Accumulated undistributed net realized gain (loss) on investments		344,801,943
Net unrealized appreciation (depreciation) on investments		4,404,053,081
Net Assets		$29,896,362,103
Fidelity Freedom 2020 Fund:
Net Asset Value, offering price and redemption price per share ($12,797,571,194 ÷ 775,569,064 shares)		$16.50
Class K:
Net Asset Value, offering price and redemption price per share ($16,952,477,039 ÷ 1,027,235,890 shares)		$16.50
Class K6:
Net Asset Value, offering price and redemption price per share ($146,313,870 ÷ 8,859,976 shares)		$16.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$89,666,736
Expenses
Management fee	$31,772,443
Independent trustees' fees and expenses	24,150
Total expenses before reductions	31,796,593
Expense reductions	(8,733)	31,787,860
Net investment income (loss)		57,878,876
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	199,012,618
Capital gain distributions from underlying funds	174,019,579
Total net realized gain (loss)		373,032,197
Change in net unrealized appreciation (depreciation) on underlying funds		575,314,480
Net gain (loss)		948,346,677
Net increase (decrease) in net assets resulting from operations		$1,006,225,553

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,878,876	$201,004,333
Net realized gain (loss)	373,032,197	242,145,200
Change in net unrealized appreciation (depreciation)	575,314,480	856,403,668
Net increase (decrease) in net assets resulting from operations	1,006,225,553	1,299,553,201
Distributions to shareholders from net investment income	(28,799,746)	(200,026,428)
Distributions to shareholders from net realized gain	(168,906,642)	(252,757,975)
Total distributions	(197,706,388)	(452,784,403)
Share transactions - net increase (decrease)	16,808,602,611	(300,508,340)
Total increase (decrease) in net assets	17,617,121,776	546,260,458
Net Assets
Beginning of period	12,279,240,327	11,732,979,869
End of period	$29,896,362,103	$12,279,240,327
Other Information
Undistributed net investment income end of period	$57,089,551	$28,010,421

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2020 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.70	$14.63	$15.76	$15.81	$14.94	$14.16
Income from Investment Operations
Net investment income (loss)A	.04	.25	.28	.28	.23	.24
Net realized and unrealized gain (loss)	1.01	1.40	(.60)	.73	1.22	.89
Total from investment operations	1.05	1.65	(.32)	1.01	1.45	1.13
Distributions from net investment income	(.04)	(.26)	(.28)	(.29)	(.23)	(.25)
Distributions from net realized gain	(.22)	(.32)	(.53)	(.77)	(.36)	(.10)
Total distributions	(.25)B	(.58)	(.81)	(1.06)	(.58)C	(.35)
Net asset value, end of period	$16.50	$15.70	$14.63	$15.76	$15.81	$14.94
Total ReturnD,E	6.79%	11.57%	(2.10)%	6.71%	9.83%	8.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.41%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.41%H	-%	-%	-%	-%	-%
Net investment income (loss)	.44%H	1.69%	1.83%	1.83%	1.49%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$12,797,571	$12,279,240	$11,732,980	$12,868,898	$13,343,983	$13,579,950
Portfolio turnover rateF	26 %H,J	19%	17%	17%	39%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.217 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.356 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than $.005%

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$16.24
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.17
Total from investment operations	.26
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$16.50
Total ReturnC,D	1.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.56%G,H
Expenses net of fee waivers, if any	.56%G,H
Expenses net of all reductions	.56%G,H
Net investment income (loss)	3.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$16,952,477
Portfolio turnover rateE	26%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$16.00
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	.44
Total from investment operations	.51
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$16.51
Total ReturnC,D	3.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G,H
Expenses net of fee waivers, if any	.43%G,H
Expenses net of all reductions	.43%G,H
Net investment income (loss)	1.32%G
Supplemental Data
Net assets, end of period (000 omitted)	$146,314
Portfolio turnover rateE	26%G,I

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	20.5	20.7
Fidelity Series Emerging Markets Fund	7.3	8.1
Fidelity Series International Growth Fund	6.8	6.8
Fidelity Series International Value Fund	6.7	6.8
Fidelity Series Growth & Income Fund	6.4	5.0
Fidelity Series Intrinsic Opportunities Fund	6.4	4.4
Fidelity Series Growth Company Fund	5.6	5.9
Fidelity Series Government Money Market Fund 1.09%	5.1	4.9
Fidelity Series Stock Selector Large Cap Value Fund	4.8	5.0
Fidelity Series Value Discovery Fund	3.3	7.1
	72.9	74.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.3%
International Equity Funds	23.1%
Bond Funds	26.0%
Short-Term Funds	6.6%

Six months ago
Domestic Equity Funds	45.7%
International Equity Funds	23.3%
Bond Funds	24.5%
Short-Term Funds	6.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	23,106,225	$382,870,153
Fidelity Series 1000 Value Index Fund (a)	36,938,973	463,953,504
Fidelity Series All-Sector Equity Fund (a)	53,538,839	715,814,282
Fidelity Series Blue Chip Growth Fund (a)	55,331,943	732,594,922
Fidelity Series Commodity Strategy Fund (a)	99,275,045	519,208,484
Fidelity Series Growth & Income Fund (a)	110,309,342	1,677,805,086
Fidelity Series Growth Company Fund (a)	85,184,554	1,461,766,943
Fidelity Series Intrinsic Opportunities Fund (a)	96,710,147	1,661,480,323
Fidelity Series Opportunistic Insights Fund (a)	44,278,993	807,206,048
Fidelity Series Real Estate Equity Fund (a)	11,199,954	144,591,402
Fidelity Series Small Cap Discovery Fund (a)	17,918,354	215,020,248
Fidelity Series Small Cap Opportunities Fund (a)	47,489,050	663,896,923
Fidelity Series Stock Selector Large Cap Value Fund (a)	94,062,171	1,250,086,253
Fidelity Series Value Discovery Fund (a)	64,679,962	868,005,093
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,934,969,528)		11,564,299,664

International Equity Funds - 23.1%
Fidelity Series Canada Fund (a)	16,680,509	177,480,614
Fidelity Series Emerging Markets Fund (a)	93,283,795	1,921,646,175
Fidelity Series International Growth Fund (a)	111,095,498	1,765,307,455
Fidelity Series International Small Cap Fund (a)	23,655,045	423,661,858
Fidelity Series International Value Fund (a)	163,408,109	1,759,905,336
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,667,777,751)		6,048,001,438

Bond Funds - 26.0%
Fidelity Series Emerging Markets Debt Fund (a)	17,488,986	182,934,794
Fidelity Series Floating Rate High Income Fund (a)	6,374,794	60,496,791
Fidelity Series High Income Fund (a)	39,078,710	381,017,421
Fidelity Series Inflation-Protected Bond Index Fund (a)	19,453,558	192,395,691
Fidelity Series International Credit Fund (a)	1,531,359	15,390,157
Fidelity Series Investment Grade Bond Fund (a)	474,669,815	5,368,515,603
Fidelity Series Long-Term Treasury Bond Index Fund (a)	55,246,249	485,614,528
Fidelity Series Real Estate Income Fund (a)	10,930,829	122,097,358
TOTAL BOND FUNDS
(Cost $6,821,415,837)		6,808,462,343

Short-Term Funds - 6.6%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	1,325,218,039	1,325,218,039
Fidelity Series Short-Term Credit Fund (a)	39,320,942	392,816,213
TOTAL SHORT-TERM FUNDS
(Cost $1,718,177,848)		1,718,034,252
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $22,142,340,964)		26,138,797,697
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,034,569)
NET ASSETS - 100%		$26,125,763,128

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$150,442,258	$17,770,108	$13,926,515	$--	$2,580,063	$13,685,127	$382,870,153
Fidelity Series 1000 Value Index Fund	182,904,928	21,400,938	12,071,856	--	192,582	17,095,739	463,953,504
Fidelity Series All-Sector Equity Fund	283,721,155	33,373,903	29,530,763	--	1,295,271	29,454,693	715,814,282
Fidelity Series Blue Chip Growth Fund	289,473,741	97,752,438	45,555,331	1,415,194	9,286,374	(27,583,711)	732,594,922
Fidelity Series Canada Fund	--	114,695,640	585,619	--	1,646	3,587,816	177,480,614
Fidelity Series Commodity Strategy Fund	160,807,201	71,816,731	7,328,290	792,490	(396,156)	(1,877,440)	519,208,484
Fidelity Series Emerging Markets Debt Fund	70,309,321	10,649,918	2,362,410	2,409,201	7,641	1,007,194	182,934,794
Fidelity Series Emerging Markets Fund	795,230,582	96,529,103	320,854,275	--	27,798,589	92,361,573	1,921,646,175
Fidelity Series Floating Rate High Income Fund	23,882,508	3,472,533	954,171	605,940	314	(80,041)	60,496,791
Fidelity Series Government Money Market Fund 1.09%	474,107,523	119,798,762	18,851,996	2,560,346	--	--	1,325,218,039
Fidelity Series Growth & Income Fund	486,185,498	250,615,763(a)	32,538,807	2,769,141	(72,825)	57,994,298	1,677,805,086
Fidelity Series Growth Company Fund	572,602,766	57,675,218	87,445,893	--	28,584,635	77,091,162	1,461,766,943
Fidelity Series High Income Fund	146,512,107	22,408,747	5,763,981	4,522,030	14,067	3,739,826	381,017,421
Fidelity Series Inflation-Protected Bond Index Fund	79,763,875	9,190,354	3,050,563	52,145	2,353	(1,061,431)	192,395,691
Fidelity Series International Credit Fund	--	6,324,674	261	--	--	(13,324)	15,390,157
Fidelity Series International Growth Fund	665,002,902	81,689,934	84,870,358	--	3,322,578	94,245,504	1,765,307,455
Fidelity Series International Small Cap Fund	151,128,896	19,101,564	12,225,981	--	941,536	26,783,666	423,661,858
Fidelity Series International Value Fund	666,738,770	88,903,699	96,127,364	--	2,224,988	95,866,122	1,759,905,336
Fidelity Series Intrinsic Opportunities Fund	433,865,637	283,785,598(a)	3,098,961	11,568,988	(9,731)	22,752,207	1,661,480,323
Fidelity Series Investment Grade Bond Fund	2,024,582,252	359,039,654	79,054,902	28,761,243	(253,596)	2,837,534	5,368,515,603
Fidelity Series Long-Term Treasury Bond Index Fund	1,635,459	353,041,427	2,247,932	1,002,894	(105,485)	(6,485,847)	485,614,528
Fidelity Series Opportunistic Insights Fund	317,647,343	37,629,326	45,931,118	--	14,465,801	33,350,217	807,206,048
Fidelity Series Real Estate Equity Fund	57,575,442	10,421,048	2,961,889	505,120	(53,272)	(1,247,988)	144,591,402
Fidelity Series Real Estate Income Fund	47,340,033	8,758,997	1,813,230	1,266,465	(2,134)	224,601	122,097,358
Fidelity Series Short-Term Credit Fund	156,027,873	20,068,448	6,405,256	1,400,011	477	(388,377)	392,816,213
Fidelity Series Small Cap Discovery Fund	86,218,504	10,252,279	7,258,323	390,598	339,665	10,637,027	215,020,248
Fidelity Series Small Cap Opportunities Fund	257,643,145	76,921,465	16,424,281	1,231,852	(57,643)	(10,894,038)	663,896,923
Fidelity Series Stock Selector Large Cap Value Fund	492,174,859	57,783,134	30,733,524	--	159,754	43,760,183	1,250,086,253
Fidelity Series Value Discovery Fund	691,035,348	48,648,009	374,607,703(a)	5,458,763	39,081,853	(13,797,798)	868,005,093
Total	$9,764,559,926	$2,389,519,412	$1,344,581,553	$66,712,421	$129,349,345	$563,044,494	$26,138,797,697

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $22,142,340,964) — See accompanying schedule		$26,138,797,697
Receivable for investments sold		497,474
Receivable for fund shares sold		35,222,359
Total assets		26,174,517,530
Liabilities
Payable for investments purchased	$7,713,559
Payable for fund shares redeemed	27,991,541
Accrued management fee	13,049,302
Total liabilities		48,754,402
Net Assets		$26,125,763,128
Net Assets consist of:
Paid in capital		$21,817,679,164
Undistributed net investment income		37,809,658
Accumulated undistributed net realized gain (loss) on investments		273,817,573
Net unrealized appreciation (depreciation) on investments		3,996,456,733
Net Assets		$26,125,763,128
Fidelity Freedom 2025 Fund:
Net Asset Value, offering price and redemption price per share ($10,446,711,490 ÷ 732,481,783 shares)		$14.26
Class K:
Net Asset Value, offering price and redemption price per share ($15,401,033,369 ÷ 1,079,987,759 shares)		$14.26
Class K6:
Net Asset Value, offering price and redemption price per share ($278,018,269 ÷ 19,475,830 shares)		$14.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$66,712,421
Expenses
Management fee	$28,191,618
Independent trustees' fees and expenses	18,324
Total expenses before reductions	28,209,942
Expense reductions	(6,404)	28,203,538
Net investment income (loss)		38,508,883
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	129,349,345
Capital gain distributions from underlying funds	166,947,018
Total net realized gain (loss)		296,296,363
Change in net unrealized appreciation (depreciation) on underlying funds		563,044,494
Net gain (loss)		859,340,857
Net increase (decrease) in net assets resulting from operations		$897,849,740

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,508,883	$151,298,835
Net realized gain (loss)	296,296,363	179,330,142
Change in net unrealized appreciation (depreciation)	563,044,494	740,586,840
Net increase (decrease) in net assets resulting from operations	897,849,740	1,071,215,817
Distributions to shareholders from net investment income	(20,288,985)	(147,758,780)
Distributions to shareholders from net realized gain	(126,806,087)	(204,066,897)
Total distributions	(147,095,072)	(351,825,677)
Share transactions - net increase (decrease)	15,610,461,159	327,589,461
Total increase (decrease) in net assets	16,361,215,827	1,046,979,601
Net Assets
Beginning of period	9,764,547,301	8,717,567,700
End of period	$26,125,763,128	$9,764,547,301
Other Information
Undistributed net investment income end of period	$37,809,658	$19,589,760

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2025 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$12.49	$13.51	$13.49	$12.58	$11.81
Income from Investment Operations
Net investment income (loss)A	.02	.21	.22	.24	.20	.21
Net realized and unrealized gain (loss)	.94	1.30	(.54)	.69	1.30	.84
Total from investment operations	.96	1.51	(.32)	.93	1.50	1.05
Distributions from net investment income	(.03)	(.21)	(.23)	(.25)	(.20)	(.22)
Distributions from net realized gain	(.18)	(.29)	(.47)	(.66)	(.39)	(.06)
Total distributions	(.20)B	(.50)	(.70)	(.91)	(.59)	(.28)
Net asset value, end of period	$14.26	$13.50	$12.49	$13.51	$13.49	$12.58
Total ReturnC,D	7.21%	12.46%	(2.50)%	7.23%	12.08%	9.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.45%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.45%G	-%	-%	-%	-%	-%
Net investment income (loss)	.28%G	1.66%	1.75%	1.81%	1.53%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$10,446,711	$9,764,547	$8,717,568	$9,054,681	$8,865,153	$8,229,885
Portfolio turnover rateF	25%G,I	19%	17%	19%	46%	31%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.175 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.02
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	.17
Total from investment operations	.24
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$14.26
Total ReturnC,D	1.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%G,H
Expenses net of fee waivers, if any	.60%G,H
Expenses net of all reductions	.60%G,H
Net investment income (loss)	2.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$15,401,033
Portfolio turnover rateE	25%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.80
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.43
Total from investment operations	.48
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$14.28
Total ReturnC,D	3.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G
Expenses net of fee waivers, if any	.45%G
Expenses net of all reductions	.45%G
Net investment income (loss)	1.10%G
Supplemental Data
Net assets, end of period (000 omitted)	$278,018
Portfolio turnover rateE	25%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	12.8	12.1
Fidelity Series Emerging Markets Fund	8.3	9.2
Fidelity Series International Value Fund	8.1	8.3
Fidelity Series International Growth Fund	8.0	8.2
Fidelity Series Growth & Income Fund	7.8	6.1
Fidelity Series Intrinsic Opportunities Fund	7.7	5.4
Fidelity Series Growth Company Fund	6.8	7.2
Fidelity Series Stock Selector Large Cap Value Fund	5.9	6.2
Fidelity Series Value Discovery Fund	4.0	8.7
Fidelity Series Opportunistic Insights Fund	3.8	4.0
	73.2	75.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.5%
International Equity Funds	27.1%
Bond Funds	18.4%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	55.5%
International Equity Funds	27.6%
Bond Funds	15.9%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	33,011,459	$546,999,877
Fidelity Series 1000 Value Index Fund (a)	52,669,817	661,532,902
Fidelity Series All-Sector Equity Fund (a)	76,462,043	1,022,297,520
Fidelity Series Blue Chip Growth Fund (a)	79,024,332	1,046,282,159
Fidelity Series Commodity Strategy Fund (a)	114,721,890	599,995,484
Fidelity Series Growth & Income Fund (a)	157,617,115	2,397,356,321
Fidelity Series Growth Company Fund (a)	121,635,719	2,087,268,939
Fidelity Series Intrinsic Opportunities Fund (a)	137,166,404	2,356,518,816
Fidelity Series Opportunistic Insights Fund (a)	63,234,666	1,152,767,965
Fidelity Series Real Estate Equity Fund (a)	15,960,991	206,056,391
Fidelity Series Small Cap Discovery Fund (a)	25,614,110	307,369,323
Fidelity Series Small Cap Opportunities Fund (a)	67,573,854	944,682,480
Fidelity Series Stock Selector Large Cap Value Fund (a)	134,477,716	1,787,208,852
Fidelity Series Value Discovery Fund (a)	91,942,953	1,233,874,433
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,618,949,993)		16,350,211,462

International Equity Funds - 27.1%
Fidelity Series Canada Fund (a)	23,175,007	246,582,079
Fidelity Series Emerging Markets Fund (a)	123,414,039	2,542,329,208
Fidelity Series International Growth Fund (a)	153,929,291	2,445,936,434
Fidelity Series International Small Cap Fund (a)	32,919,734	589,592,441
Fidelity Series International Value Fund (a)	228,573,280	2,461,734,226
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,487,947,253)		8,286,174,388

Bond Funds - 18.4%
Fidelity Series Emerging Markets Debt Fund (a)	20,064,580	209,875,508
Fidelity Series Floating Rate High Income Fund (a)	7,277,303	69,061,607
Fidelity Series High Income Fund (a)	45,086,473	439,593,113
Fidelity Series Inflation-Protected Bond Index Fund (a)	24,283,674	240,165,531
Fidelity Series International Credit Fund (a)	1,490,851	14,983,057
Fidelity Series Investment Grade Bond Fund (a)	347,173,705	3,926,534,608
Fidelity Series Long-Term Treasury Bond Index Fund (a)	67,286,236	591,446,015
Fidelity Series Real Estate Income Fund (a)	12,602,356	140,768,319
TOTAL BOND FUNDS
(Cost $5,607,118,317)		5,632,427,758

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	250,372,725	250,372,725
Fidelity Series Short-Term Credit Fund (a)	7,102,241	70,951,385
TOTAL SHORT-TERM FUNDS
(Cost $321,208,253)		321,324,110
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $25,035,223,816)		30,590,137,718
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(16,181,965)
NET ASSETS - 100%		$30,573,955,753

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$213,000,452	$21,692,560	$16,325,500	$--	$3,812,277	$19,335,306	$546,999,877
Fidelity Series 1000 Value Index Fund	258,439,164	26,478,796	13,375,483	--	216,212	24,370,225	661,532,902
Fidelity Series All-Sector Equity Fund	401,700,789	40,655,742	35,764,416	--	1,758,398	41,974,050	1,022,297,520
Fidelity Series Blue Chip Growth Fund	409,846,594	132,790,534	58,565,935	2,023,938	12,448,991	(39,069,447)	1,046,282,159
Fidelity Series Canada Fund	--	146,697,407	795,528	--	2,717	5,694,458	246,582,079
Fidelity Series Commodity Strategy Fund	181,305,844	84,155,693	7,359,092	917,038	(676,017)	(1,868,533)	599,995,484
Fidelity Series Emerging Markets Debt Fund	79,431,440	10,909,906	2,377,066	2,723,928	22,223	1,107,979	209,875,508
Fidelity Series Emerging Markets Fund	1,036,984,669	108,636,109	393,397,067	--	37,006,559	120,264,472	2,542,329,208
Fidelity Series Floating Rate High Income Fund	27,384,693	3,531,146	966,728	693,651	(424)	(91,512)	69,061,607
Fidelity Series Government Money Market Fund 1.09%	86,241,591	24,257,840	3,118,202	487,883	--	--	250,372,725
Fidelity Series Growth & Income Fund	688,738,261	346,802,406 (a)	38,076,989	3,932,932	(132,722)	82,574,226	2,397,356,321
Fidelity Series Growth Company Fund	811,270,155	72,934,600	117,608,255	--	39,260,168	111,076,841	2,087,268,939
Fidelity Series High Income Fund	170,348,294	22,990,323	5,823,640	5,248,071	10,513	4,329,082	439,593,113
Fidelity Series Inflation-Protected Bond Index Fund	100,796,632	6,505,475	4,522,867	64,468	(42,668)	(1,317,983)	240,165,531
Fidelity Series International Credit Fund	--	6,160,029	166	--	--	(12,944)	14,983,057
Fidelity Series International Growth Fund	933,125,645	97,816,457	126,987,816	--	5,039,439	130,891,960	2,445,936,434
Fidelity Series International Small Cap Fund	212,846,304	22,838,989	18,628,686	--	1,656,338	37,079,991	589,592,441
Fidelity Series International Value Fund	935,212,029	100,123,420	111,202,171	--	561,861	136,021,605	2,461,734,226
Fidelity Series Intrinsic Opportunities Fund	613,420,497	388,543,479 (a)	2,974,630	16,427,077	(8,953)	31,890,043	2,356,518,816
Fidelity Series Investment Grade Bond Fund	1,367,569,367	350,649,953	49,895,086	20,423,289	(258,499)	984,124	3,926,534,608
Fidelity Series Long-Term Treasury Bond Index Fund	940,915	435,836,830	2,155,676	1,191,327	(98,995)	(8,086,965)	591,446,015
Fidelity Series Opportunistic Insights Fund	449,735,472	45,823,236	58,331,289	--	19,400,784	48,508,852	1,152,767,965
Fidelity Series Real Estate Equity Fund	81,538,943	13,761,115	3,176,864	714,512	(21,612)	(1,824,237)	206,056,391
Fidelity Series Real Estate Income Fund	54,581,853	9,204,785	1,833,281	1,449,568	(1,263)	269,338	140,768,319
Fidelity Series Short-Term Credit Fund	28,157,403	3,172,315	1,075,839	250,545	(542)	(69,797)	70,951,385
Fidelity Series Small Cap Discovery Fund	121,760,717	12,643,054	7,897,473	549,507	416,932	15,220,598	307,369,323
Fidelity Series Small Cap Opportunities Fund	365,212,608	104,100,121	19,315,643	1,755,251	(118,073)	(15,583,796)	944,682,480
Fidelity Series Stock Selector Large Cap Value Fund	697,267,883	74,714,039	35,904,425	--	199,098	62,475,294	1,787,208,852
Fidelity Series Value Discovery Fund	978,820,033	60,098,789	524,500,801 (a)	7,744,137	49,586,936	(13,693,257)	1,233,874,433
Total	$11,305,678,247	$2,774,525,148	$1,661,956,614	$66,597,122	$170,039,678	$792,449,973	$30,590,137,718

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $25,035,223,816) — See accompanying schedule		$30,590,137,718
Cash		1
Receivable for investments sold		188,357
Receivable for fund shares sold		66,408,761
Other receivables		123,544
Total assets		30,656,858,381
Liabilities
Payable for investments purchased	$9,090,502
Payable for fund shares redeemed	57,504,461
Accrued management fee	16,184,120
Other payables and accrued expenses	123,545
Total liabilities		82,902,628
Net Assets		$30,573,955,753
Net Assets consist of:
Paid in capital		$24,609,884,915
Undistributed net investment income		31,504,426
Accumulated undistributed net realized gain (loss) on investments		377,652,510
Net unrealized appreciation (depreciation) on investments		5,554,913,902
Net Assets		$30,573,955,753
Fidelity Freedom 2030 Fund:
Net Asset Value, offering price and redemption price per share ($12,138,738,094 ÷ 681,184,984 shares)		$17.82
Class K:
Net Asset Value, offering price and redemption price per share ($18,037,948,241 ÷ 1,011,919,732 shares)		$17.83
Class K6:
Net Asset Value, offering price and redemption price per share ($397,269,418 ÷ 22,274,462 shares)		$17.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$66,597,122
Expenses
Management fee	$34,907,467
Independent trustees' fees and expenses	22,209
Total expenses before reductions	34,929,676
Expense reductions	(7,879)	34,921,797
Net investment income (loss)		31,675,325
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	170,039,678
Capital gain distributions from underlying funds	238,044,467
Total net realized gain (loss)		408,084,145
Change in net unrealized appreciation (depreciation) on underlying funds		792,449,973
Net gain (loss)		1,200,534,118
Net increase (decrease) in net assets resulting from operations		$1,232,209,443

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,675,325	$165,707,982
Net realized gain (loss)	408,084,145	222,767,932
Change in net unrealized appreciation (depreciation)	792,449,973	1,056,666,897
Net increase (decrease) in net assets resulting from operations	1,232,209,443	1,445,142,811
Distributions to shareholders from net investment income	(14,875,007)	(163,120,493)
Distributions to shareholders from net realized gain	(177,823,710)	(254,968,549)
Total distributions	(192,698,717)	(418,089,042)
Share transactions - net increase (decrease)	18,228,776,530	128,477,357
Total increase (decrease) in net assets	19,268,287,256	1,155,531,126
Net Assets
Beginning of period	11,305,668,497	10,150,137,371
End of period	$30,573,955,753	$11,305,668,497
Other Information
Undistributed net investment income end of period	$31,504,426	$14,704,108

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2030 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.72	$15.20	$16.62	$16.47	$15.02	$14.07
Income from Investment Operations
Net investment income (loss)A	.01	.25	.25	.27	.24	.25
Net realized and unrealized gain (loss)	1.38	1.90	(.75)	.95	1.71	1.04
Total from investment operations	1.39	2.15	(.50)	1.22	1.95	1.29
Distributions from net investment income	(.02)	(.25)	(.26)	(.28)	(.25)	(.27)
Distributions from net realized gain	(.26)	(.38)	(.67)	(.79)	(.25)	(.07)
Total distributions	(.29)B	(.63)	(.92)C	(1.07)	(.50)	(.34)
Net asset value, end of period	$17.82	$16.72	$15.20	$16.62	$16.47	$15.02
Total ReturnD,E	8.38%	14.58%	(3.17)%	7.76%	13.08%	9.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.47%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.47%H	-%	-%	-%	-%	-%
Net investment income (loss)	.12%H	1.57%	1.59%	1.68%	1.50%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$12,138,738	$11,305,668	$10,150,137	$10,883,658	$10,933,549	$10,636,397
Portfolio turnover rateF	27%H,J	17%	16%	17%	54%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.263 per share.

 C Total distributions of $.92 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.665 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than $.005%

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$17.47
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.28
Total from investment operations	.36
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$17.83
Total ReturnC,D	2.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G,H
Expenses net of fee waivers, if any	.63%G,H
Expenses net of all reductions	.63%G,H
Net investment income (loss)	2.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$18,037,948
Portfolio turnover rateE	27%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$17.15
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.64
Total from investment operations	.69
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$17.84
Total ReturnC,D	4.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G
Expenses net of fee waivers, if any	.47%G
Expenses net of all reductions	.47%G
Net investment income (loss)	.89%G
Supplemental Data
Net assets, end of period (000 omitted)	$397,269
Portfolio turnover rateE	27%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	9.3	10.0
Fidelity Series International Value Fund	9.2	9.4
Fidelity Series International Growth Fund	9.1	9.4
Fidelity Series Growth & Income Fund	9.0	7.0
Fidelity Series Intrinsic Opportunities Fund	8.8	6.2
Fidelity Series Growth Company Fund	7.9	8.2
Fidelity Series Stock Selector Large Cap Value Fund	6.7	7.0
Fidelity Series Value Discovery Fund	4.6	9.9
Fidelity Series Opportunistic Insights Fund	4.3	4.5
Fidelity Series Blue Chip Growth Fund	3.9	4.1
	72.8	75.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.3%
International Equity Funds	30.6%
Bond Funds	7.1%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.1%
International Equity Funds	30.9%
Bond Funds	5.0%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	25,655,385	$425,109,723
Fidelity Series 1000 Value Index Fund (a)	40,805,277	512,514,279
Fidelity Series All-Sector Equity Fund (a)	59,303,925	792,893,476
Fidelity Series Blue Chip Growth Fund (a)	61,288,409	811,458,532
Fidelity Series Commodity Strategy Fund (a)	77,143,693	403,461,514
Fidelity Series Growth & Income Fund (a)	122,037,474	1,856,189,986
Fidelity Series Growth Company Fund (a)	94,227,706	1,616,947,431
Fidelity Series Intrinsic Opportunities Fund (a)	105,119,666	1,805,955,864
Fidelity Series Opportunistic Insights Fund (a)	49,031,237	893,839,444
Fidelity Series Real Estate Equity Fund (a)	12,383,831	159,875,264
Fidelity Series Small Cap Discovery Fund (a)	19,931,775	239,181,297
Fidelity Series Small Cap Opportunities Fund (a)	52,459,415	733,382,623
Fidelity Series Stock Selector Large Cap Value Fund (a)	104,215,933	1,385,029,747
Fidelity Series Value Discovery Fund (a)	71,061,857	953,650,114
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,875,548,042)		12,589,489,294

International Equity Funds - 30.6%
Fidelity Series Canada Fund (a)	15,480,840	164,716,136
Fidelity Series Emerging Markets Fund (a)	92,390,678	1,903,247,968
Fidelity Series International Growth Fund (a)	117,501,670	1,867,101,540
Fidelity Series International Small Cap Fund (a)	25,120,504	449,908,223
Fidelity Series International Value Fund (a)	176,398,349	1,899,810,218
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,980,759,594)		6,284,784,085

Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund (a)	13,271,954	138,824,643
Fidelity Series Floating Rate High Income Fund (a)	4,841,251	45,943,471
Fidelity Series High Income Fund (a)	30,027,893	292,771,952
Fidelity Series Inflation-Protected Bond Index Fund (a)	16,173,749	159,958,380
Fidelity Series International Credit Fund (a)	995,750	10,007,288
Fidelity Series Investment Grade Bond Fund (a)	29,922,396	338,422,301
Fidelity Series Long-Term Treasury Bond Index Fund (a)	42,417,270	372,847,806
Fidelity Series Real Estate Income Fund (a)	8,330,056	93,046,723
TOTAL BOND FUNDS
(Cost $1,438,412,258)		1,451,822,564

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	168,014,506	168,014,506
Fidelity Series Short-Term Credit Fund (a)	4,752,182	47,474,303
TOTAL SHORT-TERM FUNDS
(Cost $215,412,721)		215,488,809
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $16,510,132,615)		20,541,584,752
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,413,915)
NET ASSETS - 100%		$20,530,170,837

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$148,282,227	$24,290,086	$9,153,915	$--	$252,554	$16,944,394	$425,109,723
Fidelity Series 1000 Value Index Fund	179,592,513	30,800,026	8,279,340	--	21,453	18,738,744	512,514,279
Fidelity Series All-Sector Equity Fund	279,645,931	45,579,647	21,338,224	--	377,646	31,889,503	792,893,476
Fidelity Series Blue Chip Growth Fund	285,318,640	116,906,770	36,950,441	1,566,976	6,493,604	(30,467,954)	811,458,532
Fidelity Series Canada Fund	--	82,579,118	673,413	--	1,869	4,360,392	164,716,136
Fidelity Series Commodity Strategy Fund	111,388,669	59,937,856	5,054,287	615,569	(631,469)	(1,054,675)	403,461,514
Fidelity Series Emerging Markets Debt Fund	48,645,752	9,503,790	1,653,875	1,701,372	38,797	619,773	138,824,643
Fidelity Series Emerging Markets Fund	685,552,413	115,382,357	231,797,110	--	13,049,819	91,893,452	1,903,247,968
Fidelity Series Floating Rate High Income Fund	16,615,127	3,177,380	669,269	430,693	(18,316)	(39,370)	45,943,471
Fidelity Series Government Money Market Fund 1.09%	53,467,356	17,661,349	2,171,270	312,922	--	--	168,014,506
Fidelity Series Growth & Income Fund	479,148,645	287,947,372(a)	25,967,579	2,771,304	(106,084)	63,746,464	1,856,189,986
Fidelity Series Growth Company Fund	564,837,431	78,752,144	68,789,161	--	21,816,312	86,917,429	1,616,947,431
Fidelity Series High Income Fund	103,635,702	20,321,065	4,036,318	3,265,733	14,665	2,791,745	292,771,952
Fidelity Series Inflation-Protected Bond Index Fund	61,194,766	7,033,278	2,163,747	40,706	428	(954,151)	159,958,380
Fidelity Series International Credit Fund	--	3,865,025	14	--	--	(11,137)	10,007,288
Fidelity Series International Growth Fund	645,735,531	107,439,406	84,413,122	--	1,735,708	94,342,956	1,867,101,540
Fidelity Series International Small Cap Fund	147,541,592	25,109,060	12,509,149	--	859,497	26,627,500	449,908,223
Fidelity Series International Value Fund	647,425,663	114,586,418	59,732,114	--	(802,386)	100,080,061	1,899,810,218
Fidelity Series Intrinsic Opportunities Fund	425,390,545	323,847,229(a)	3,027,047	12,566,957	29,685	20,942,431	1,805,955,864
Fidelity Series Investment Grade Bond Fund	81,635,475	60,890,451	4,468,836	1,522,719	2,847	(395,533)	338,422,301
Fidelity Series Long-Term Treasury Bond Index Fund	31,462	262,679,047	1,368,983	740,275	(5,443)	(5,491,845)	372,847,806
Fidelity Series Opportunistic Insights Fund	313,087,328	51,537,583	37,015,203	--	4,272,813	44,966,426	893,839,444
Fidelity Series Real Estate Equity Fund	57,029,392	14,191,306	2,481,849	519,519	(6,158)	(1,489,353)	159,875,264
Fidelity Series Real Estate Income Fund	32,984,692	7,799,936	1,268,950	902,471	(9,074)	143,261	93,046,723
Fidelity Series Short-Term Credit Fund	17,120,293	3,003,768	743,475	156,440	(415)	(54,035)	47,474,303
Fidelity Series Small Cap Discovery Fund	84,431,775	13,954,536	3,822,092	383,283	14,056	12,174,573	239,181,297
Fidelity Series Small Cap Opportunities Fund	253,917,431	94,095,745	11,243,602	1,360,288	(135,745)	(12,082,179)	733,382,623
Fidelity Series Stock Selector Large Cap Value Fund	485,084,612	84,891,208	22,569,330	--	41,668	47,897,214	1,385,029,747
Fidelity Series Value Discovery Fund	681,088,437	64,633,599	364,190,699(a)	5,456,161	26,490,209	1,271,333	953,650,114
Total	$6,889,829,400	$2,132,396,555	$1,027,552,414	$34,313,388	$73,798,540	$614,307,419	$20,541,584,752

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $16,510,132,615) — See accompanying schedule		$20,541,584,752
Cash		5
Receivable for investments sold		316,985
Receivable for fund shares sold		33,622,988
Total assets		20,575,524,730
Liabilities
Payable for investments purchased	$17,185,962
Payable for fund shares redeemed	16,755,141
Accrued management fee	11,412,790
Total liabilities		45,353,893
Net Assets		$20,530,170,837
Net Assets consist of:
Paid in capital		$16,249,233,931
Undistributed net investment income		10,428,637
Accumulated undistributed net realized gain (loss) on investments		239,056,132
Net unrealized appreciation (depreciation) on investments		4,031,452,137
Net Assets		$20,530,170,837
Fidelity Freedom 2035 Fund:
Net Asset Value, offering price and redemption price per share ($7,579,411,779 ÷ 507,969,968 shares)		$14.92
Class K:
Net Asset Value, offering price and redemption price per share ($12,587,792,858 ÷ 843,667,834 shares)		$14.92
Class K6:
Net Asset Value, offering price and redemption price per share ($362,966,200 ÷ 24,303,379 shares)		$14.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$34,313,388
Expenses
Management fee	$23,530,218
Independent trustees' fees and expenses	13,085
Total expenses before reductions	23,543,303
Expense reductions	(4,521)	23,538,782
Net investment income (loss)		10,774,606
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	73,798,540
Capital gain distributions from underlying funds	182,525,796
Total net realized gain (loss)		256,324,336
Change in net unrealized appreciation (depreciation) on underlying funds		614,307,419
Net gain (loss)		870,631,755
Net increase (decrease) in net assets resulting from operations		$881,406,361

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,774,606	$91,212,153
Net realized gain (loss)	256,324,336	136,198,233
Change in net unrealized appreciation (depreciation)	614,307,419	720,467,700
Net increase (decrease) in net assets resulting from operations	881,406,361	947,878,086
Distributions to shareholders from net investment income	(4,477,894)	(88,507,344)
Distributions to shareholders from net realized gain	(104,484,046)	(162,354,536)
Total distributions	(108,961,940)	(250,861,880)
Share transactions - net increase (decrease)	12,867,898,287	231,724,174
Total increase (decrease) in net assets	13,640,342,708	928,740,380
Net Assets
Beginning of period	6,889,828,129	5,961,087,749
End of period	$20,530,170,837	$6,889,828,129
Other Information
Undistributed net investment income end of period	$10,428,637	$4,131,925

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2035 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.88	$12.46	$13.67	$13.62	$12.57	$11.68
Income from Investment Operations
Net investment income (loss)A	–B	.19	.19	.22	.18	.20
Net realized and unrealized gain (loss)	1.26	1.75	(.65)	.80	1.63	.93
Total from investment operations	1.26	1.94	(.46)	1.02	1.81	1.13
Distributions from net investment income	(.01)	(.18)	(.20)	(.23)	(.19)	(.21)
Distributions from net realized gain	(.21)	(.34)	(.55)	(.75)	(.57)	(.03)
Total distributions	(.22)	(.52)	(.75)	(.97)C	(.76)	(.24)
Net asset value, end of period	$14.92	$13.88	$12.46	$13.67	$13.62	$12.57
Total ReturnD,E	9.17%	16.09%	(3.59)%	7.90%	14.76%	9.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.50%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.50%H	-%	-%	-%	-%	-%
Net investment income (loss)	(.06)%H	1.45%	1.48%	1.62%	1.42%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$7,579,412	$6,889,828	$5,961,088	$6,289,345	$6,183,144	$5,648,531
Portfolio turnover rateF	26%H,J	16%	15%	18%	54%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.746 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.60
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.27
Total from investment operations	.32
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$14.92
Total ReturnC,D	2.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G,H
Expenses net of fee waivers, if any	.67%G,H
Expenses net of all reductions	.67%G,H
Net investment income (loss)	1.72%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,587,793
Portfolio turnover rateE	26%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.30
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.60
Total from investment operations	.63
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$14.93
Total ReturnC,D	4.41%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	.60%G
Supplemental Data
Net assets, end of period (000 omitted)	$362,966
Portfolio turnover rateE	26%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.3	9.5
Fidelity Series Growth & Income Fund	9.2	7.0
Fidelity Series International Growth Fund	9.2	9.4
Fidelity Series Intrinsic Opportunities Fund	8.9	6.2
Fidelity Series Growth Company Fund	8.0	8.3
Fidelity Series Stock Selector Large Cap Value Fund	6.9	7.1
Fidelity Series Value Discovery Fund	4.7	10.0
Fidelity Series Opportunistic Insights Fund	4.4	4.6
Fidelity Series Blue Chip Growth Fund	4.0	4.2
	74.1	76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.1%
Bond Funds	5.7%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.6%
International Equity Funds	31.1%
Bond Funds	4.3%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	26,948,665	$446,539,376
Fidelity Series 1000 Value Index Fund (a)	43,015,926	540,280,025
Fidelity Series All-Sector Equity Fund (a)	62,404,218	834,344,401
Fidelity Series Blue Chip Growth Fund (a)	64,495,068	853,914,703
Fidelity Series Commodity Strategy Fund (a)	80,192,540	419,406,986
Fidelity Series Growth & Income Fund (a)	128,740,284	1,958,139,712
Fidelity Series Growth Company Fund (a)	99,256,140	1,703,235,363
Fidelity Series Intrinsic Opportunities Fund (a)	111,037,824	1,907,629,810
Fidelity Series Opportunistic Insights Fund (a)	51,606,409	940,784,833
Fidelity Series Real Estate Equity Fund (a)	13,045,379	168,415,844
Fidelity Series Small Cap Discovery Fund (a)	20,884,915	250,618,985
Fidelity Series Small Cap Opportunities Fund (a)	55,269,556	772,668,395
Fidelity Series Stock Selector Large Cap Value Fund (a)	109,905,481	1,460,643,846
Fidelity Series Value Discovery Fund (a)	74,958,702	1,005,945,781
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,325,393,148)		13,262,568,060

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	18,676,475	198,717,690
Fidelity Series Emerging Markets Fund (a)	98,594,196	2,031,040,425
Fidelity Series International Growth Fund (a)	122,638,260	1,948,721,951
Fidelity Series International Small Cap Fund (a)	26,452,360	473,761,763
Fidelity Series International Value Fund (a)	184,607,211	1,988,219,665
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,243,081,022)		6,640,461,494

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	13,801,206	144,360,611
Fidelity Series Floating Rate High Income Fund (a)	5,029,440	47,729,389
Fidelity Series High Income Fund (a)	31,460,072	306,735,702
Fidelity Series Inflation-Protected Bond Index Fund (a)	16,909,044	167,230,440
Fidelity Series International Credit Fund (a)	966,922	9,717,570
Fidelity Series Investment Grade Bond Fund (a)	8,930,985	101,009,446
Fidelity Series Long-Term Treasury Bond Index Fund (a)	39,190,102	344,480,997
Fidelity Series Real Estate Income Fund (a)	8,765,882	97,914,903
TOTAL BOND FUNDS
(Cost $1,207,681,389)		1,219,179,058

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	172,634,935	172,634,935
Fidelity Series Short-Term Credit Fund (a)	5,078,567	50,734,882
TOTAL SHORT-TERM FUNDS
(Cost $223,287,248)		223,369,817
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $16,999,442,807)		21,345,578,429
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,871,179)
NET ASSETS - 100%		$21,333,707,250

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$157,353,366	$20,068,447	$7,972,064	$--	$513,868	$17,658,576	$446,539,376
Fidelity Series 1000 Value Index Fund	191,170,503	26,255,270	7,352,788	--	25,495	19,797,190	540,280,025
Fidelity Series All-Sector Equity Fund	296,575,515	37,652,444	18,775,322	--	305,502	33,817,057	834,344,401
Fidelity Series Blue Chip Growth Fund	303,451,828	112,332,197	35,918,107	1,649,837	7,062,344	(32,057,731)	853,914,703
Fidelity Series Canada Fund	--	112,542,030	557,772	--	1,427	4,723,942	198,717,690
Fidelity Series Commodity Strategy Fund	115,949,172	77,572,779	23,035,322	640,283	(1,199,202)	(536,582)	419,406,986
Fidelity Series Emerging Markets Debt Fund	51,381,271	8,226,756	1,535,506	1,779,220	(20,330)	708,518	144,360,611
Fidelity Series Emerging Markets Fund	727,479,065	95,150,590	201,974,439	--	11,431,327	99,093,026	2,031,040,425
Fidelity Series Floating Rate High Income Fund	17,557,187	2,689,338	624,941	450,020	(8,552)	(50,648)	47,729,389
Fidelity Series Government Money Market Fund 1.09%	56,452,877	15,577,500	1,998,410	317,998	--	--	172,634,935
Fidelity Series Growth & Income Fund	509,763,605	285,830,023 (a)	24,404,265	2,944,146	(57,253)	67,461,207	1,958,139,712
Fidelity Series Growth Company Fund	600,472,029	67,963,481	72,405,245	--	23,562,991	91,749,400	1,703,235,363
Fidelity Series High Income Fund	110,141,929	17,447,466	3,767,729	3,434,955	8,512	2,953,745	306,735,702
Fidelity Series Inflation-Protected Bond Index Fund	65,384,074	5,377,550	2,959,785	42,682	(31,233)	(974,190)	167,230,440
Fidelity Series International Credit Fund	--	3,616,415	45	--	--	(12,182)	9,717,570
Fidelity Series International Growth Fund	686,373,633	89,432,506	99,413,926	--	2,540,338	98,957,720	1,948,721,951
Fidelity Series International Small Cap Fund	156,827,013	20,808,471	11,605,410	--	826,971	28,225,343	473,761,763
Fidelity Series International Value Fund	688,167,886	98,521,299	69,798,103	--	141,355	104,555,074	1,988,219,665
Fidelity Series Intrinsic Opportunities Fund	451,625,015	327,548,221 (a)	2,307,182	13,287,175	(6,477)	22,210,925	1,907,629,810
Fidelity Series Investment Grade Bond Fund	31,065,292	11,482,102	1,836,647	496,726	6,849	(63,664)	101,009,446
Fidelity Series Long-Term Treasury Bond Index Fund	30,159	235,184,465	2,048,907	731,791	(17,648)	(5,348,594)	344,480,997
Fidelity Series Opportunistic Insights Fund	332,984,066	42,470,270	35,684,826	--	6,482,021	45,685,637	940,784,833
Fidelity Series Real Estate Equity Fund	60,193,847	13,514,848	2,347,976	541,555	(1,991)	(1,562,903)	168,415,844
Fidelity Series Real Estate Income Fund	34,859,596	6,855,141	1,185,902	935,133	4,180	153,943	97,914,903
Fidelity Series Short-Term Credit Fund	18,743,753	2,516,694	695,388	168,919	(363)	(56,684)	50,734,882
Fidelity Series Small Cap Discovery Fund	89,631,440	11,551,085	3,436,609	404,042	14,184	12,790,343	250,618,985
Fidelity Series Small Cap Opportunities Fund	270,216,572	91,265,040	10,334,488	1,433,916	(128,030)	(12,767,861)	772,668,395
Fidelity Series Stock Selector Large Cap Value Fund	516,075,449	73,091,638	19,782,016	--	61,700	50,596,167	1,460,643,846
Fidelity Series Value Discovery Fund	724,534,607	53,995,910	380,779,458(a)	5,814,090	34,705,461	(5,156,134)	1,005,945,781
Total	$7,264,460,749	$1,966,539,976	$1,044,538,578	$35,072,488	$86,223,446	$642,550,640	$21,345,578,429

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $16,999,442,807) — See accompanying schedule		$21,345,578,429
Cash		16
Receivable for investments sold		240,582
Receivable for fund shares sold		60,311,653
Total assets		21,406,130,680
Liabilities
Payable for investments purchased	$13,747,670
Payable for fund shares redeemed	46,802,133
Accrued management fee	11,873,627
Total liabilities		72,423,430
Net Assets		$21,333,707,250
Net Assets consist of:
Paid in capital		$16,718,059,994
Undistributed net investment income		10,488,031
Accumulated undistributed net realized gain (loss) on investments		259,023,603
Net unrealized appreciation (depreciation) on investments		4,346,135,622
Net Assets		$21,333,707,250
Fidelity Freedom 2040 Fund:
Net Asset Value, offering price and redemption price per share ($7,864,541,579 ÷ 750,772,549 shares)		$10.48
Class K:
Net Asset Value, offering price and redemption price per share ($13,178,772,483 ÷ 1,257,433,086 shares)		$10.48
Class K6:
Net Asset Value, offering price and redemption price per share ($290,393,188 ÷ 27,709,216 shares)		$10.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$35,072,488
Expenses
Management fee	$24,524,866
Independent trustees' fees and expenses	13,711
Total expenses before reductions	24,538,577
Expense reductions	(4,763)	24,533,814
Net investment income (loss)		10,538,674
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	86,223,446
Capital gain distributions from underlying funds	192,356,208
Total net realized gain (loss)		278,579,654
Change in net unrealized appreciation (depreciation) on underlying funds		642,550,640
Net gain (loss)		921,130,294
Net increase (decrease) in net assets resulting from operations		$931,668,968

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,538,674	$96,980,348
Net realized gain (loss)	278,579,654	144,536,452
Change in net unrealized appreciation (depreciation)	642,550,640	768,804,398
Net increase (decrease) in net assets resulting from operations	931,668,968	1,010,321,198
Distributions to shareholders from net investment income	(3,727,463)	(96,859,849)
Distributions to shareholders from net realized gain	(114,805,801)	(178,085,083)
Total distributions	(118,533,264)	(274,944,932)
Share transactions - net increase (decrease)	13,256,112,838	140,516,333
Total increase (decrease) in net assets	14,069,248,542	875,892,599
Net Assets
Beginning of period	7,264,458,708	6,388,566,109
End of period	$21,333,707,250	$7,264,458,708
Other Information
Undistributed net investment income end of period	$10,488,031	$3,676,820

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2040 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.74	$8.75	$9.63	$9.62	$8.78	$8.15
Income from Investment Operations
Net investment income (loss)A	–B	.13	.13	.15	.13	.14
Net realized and unrealized gain (loss)	.90	1.24	(.46)	.57	1.17	.66
Total from investment operations	.90	1.37	(.33)	.72	1.30	.80
Distributions from net investment income	(.01)	(.13)	(.14)	(.16)	(.13)	(.15)
Distributions from net realized gain	(.15)	(.24)	(.41)	(.55)	(.33)	(.02)
Total distributions	(.16)	(.38)C	(.55)	(.71)	(.46)	(.17)
Net asset value, end of period	$10.48	$9.74	$8.75	$9.63	$9.62	$8.78
Total ReturnD,E	9.33%	16.14%	(3.62)%	7.86%	15.08%	9.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.50%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.50%H	-%	-%	-%	-%	-%
Net investment income (loss)	(.07)%H	1.44%	1.47%	1.61%	1.40%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$7,864,542	$7,264,459	$6,388,566	$6,901,191	$7,016,128	$6,758,570
Portfolio turnover rateF	26%H,J	15%	16%	17%	49%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.244 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than $.005%

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.25
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.20
Total from investment operations	.23
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$10.48
Total ReturnC,D	2.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G,H
Expenses net of fee waivers, if any	.67%G,H
Expenses net of all reductions	.67%G,H
Net investment income (loss)	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,178,772
Portfolio turnover rateE	26%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.43
Total from investment operations	.45
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$10.48
Total ReturnC,D	4.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	.58%G
Supplemental Data
Net assets, end of period (000 omitted)	$290,393
Portfolio turnover rateE	26%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.3	9.5
Fidelity Series Growth & Income Fund	9.2	7.0
Fidelity Series International Growth Fund	9.2	9.4
Fidelity Series Intrinsic Opportunities Fund	8.9	6.2
Fidelity Series Growth Company Fund	8.0	8.3
Fidelity Series Stock Selector Large Cap Value Fund	6.9	7.1
Fidelity Series Value Discovery Fund	4.7	10.0
Fidelity Series Opportunistic Insights Fund	4.4	4.6
Fidelity Series Blue Chip Growth Fund	4.0	4.2
	74.1	76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.1%
Bond Funds	5.7%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	15,824,921	$262,218,944
Fidelity Series 1000 Value Index Fund (a)	25,168,054	316,110,754
Fidelity Series All-Sector Equity Fund (a)	36,586,872	489,166,476
Fidelity Series Blue Chip Growth Fund (a)	37,811,178	500,619,999
Fidelity Series Commodity Strategy Fund (a)	46,906,379	245,320,361
Fidelity Series Growth & Income Fund (a)	75,302,215	1,145,346,684
Fidelity Series Growth Company Fund (a)	58,138,885	997,663,275
Fidelity Series Intrinsic Opportunities Fund (a)	64,887,494	1,114,767,147
Fidelity Series Opportunistic Insights Fund (a)	30,248,518	551,430,481
Fidelity Series Real Estate Equity Fund (a)	7,627,776	98,474,590
Fidelity Series Small Cap Discovery Fund (a)	12,292,223	147,506,676
Fidelity Series Small Cap Opportunities Fund (a)	32,372,486	452,567,355
Fidelity Series Stock Selector Large Cap Value Fund (a)	64,191,572	853,105,990
Fidelity Series Value Discovery Fund (a)	43,868,470	588,714,863
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,137,120,899)		7,763,013,595

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	10,927,622	116,269,903
Fidelity Series Emerging Markets Fund (a)	57,715,454	1,188,938,353
Fidelity Series International Growth Fund (a)	71,764,721	1,140,341,423
Fidelity Series International Small Cap Fund (a)	15,479,910	277,245,194
Fidelity Series International Value Fund (a)	108,121,099	1,164,464,232
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,105,221,356)		3,887,259,105

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	7,975,700	83,425,827
Fidelity Series Floating Rate High Income Fund (a)	2,965,961	28,146,973
Fidelity Series High Income Fund (a)	18,320,332	178,623,240
Fidelity Series Inflation-Protected Bond Index Fund (a)	9,666,662	95,603,288
Fidelity Series International Credit Fund (a)	579,768	5,826,665
Fidelity Series Investment Grade Bond Fund (a)	5,226,191	59,108,218
Fidelity Series Long-Term Treasury Bond Index Fund (a)	22,985,978	202,046,743
Fidelity Series Real Estate Income Fund (a)	5,039,902	56,295,707
TOTAL BOND FUNDS
(Cost $701,361,755)		709,076,661

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	101,949,693	101,949,693
Fidelity Series Short-Term Credit Fund (a)	2,961,074	29,581,130
TOTAL SHORT-TERM FUNDS
(Cost $131,483,660)		131,530,823
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $10,075,187,670)		12,490,880,184
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,869,305)
NET ASSETS - 100%		$12,484,010,879

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$75,910,943	$15,524,569	$4,575,896	$--	$59,827	$9,780,884	$262,218,944
Fidelity Series 1000 Value Index Fund	91,992,048	19,528,867	4,136,527	--	566	11,383,461	316,110,754
Fidelity Series All-Sector Equity Fund	143,160,656	29,113,923	10,579,518	--	145,430	18,197,132	489,166,476
Fidelity Series Blue Chip Growth Fund	146,065,471	73,063,984	18,563,103	965,380	2,920,088	(21,067,499)	500,619,999
Fidelity Series Canada Fund	--	61,535,924	303,806	--	843	2,654,351	116,269,903
Fidelity Series Commodity Strategy Fund	57,174,624	32,615,921	2,597,468	373,800	(3,989)	(1,122,435)	245,320,361
Fidelity Series Emerging Markets Debt Fund	24,524,403	5,720,470	861,336	882,902	(2,456)	259,605	83,425,827
Fidelity Series Emerging Markets Fund	350,211,750	72,670,439	114,595,361	--	5,578,476	48,013,874	1,188,938,353
Fidelity Series Floating Rate High Income Fund	8,373,059	1,952,667	351,830	224,557	(12,022)	(16,789)	28,146,973
Fidelity Series Government Money Market Fund 1.09%	27,106,980	10,126,396	1,134,308	164,845	--	--	101,949,693
Fidelity Series Growth & Income Fund	245,345,533	162,385,118(a)	13,692,503	1,428,780	(70,874)	39,997,159	1,145,346,684
Fidelity Series Growth Company Fund	287,954,017	49,990,692	30,835,241	--	8,315,631	50,655,647	997,663,275
Fidelity Series High Income Fund	52,683,359	12,436,997	2,118,931	1,711,089	7,137	1,634,471	178,623,240
Fidelity Series Inflation-Protected Bond Index Fund	30,442,561	5,275,619	1,131,698	21,029	(4,577)	(636,851)	95,603,288
Fidelity Series International Credit Fund	--	1,831,987	54	--	--	(10,669)	5,826,665
Fidelity Series International Growth Fund	330,326,316	68,184,653	53,684,155	--	978,354	49,849,064	1,140,341,423
Fidelity Series International Small Cap Fund	75,475,113	15,991,173	6,048,968	--	343,000	14,258,130	277,245,194
Fidelity Series International Value Fund	331,188,904	73,252,616	37,429,922	--	(33,346)	55,510,949	1,164,464,232
Fidelity Series Intrinsic Opportunities Fund	217,564,424	186,038,547(a)	1,180,175	7,751,637	18,709	8,878,747	1,114,767,147
Fidelity Series Investment Grade Bond Fund	15,221,209	6,596,393	993,434	250,430	(302)	(101,500)	59,108,218
Fidelity Series Long-Term Treasury Bond Index Fund	15,326	132,127,369	948,655	380,584	(8,089)	(3,350,717)	202,046,743
Fidelity Series Opportunistic Insights Fund	160,281,094	32,888,902	18,540,631	--	1,861,676	25,067,641	551,430,481
Fidelity Series Real Estate Equity Fund	29,201,655	8,835,464	1,320,435	270,487	404	(935,695)	98,474,590
Fidelity Series Real Estate Income Fund	16,661,979	4,749,877	666,290	462,005	(3,211)	62,150	56,295,707
Fidelity Series Short-Term Credit Fund	8,971,211	1,910,121	391,720	84,627	(146)	(42,382)	29,581,130
Fidelity Series Small Cap Discovery Fund	43,182,271	8,881,763	1,934,578	195,855	9,642	7,679,804	147,506,676
Fidelity Series Small Cap Opportunities Fund	130,040,169	59,288,923	5,814,805	838,254	(74,040)	(7,487,537)	452,567,355
Fidelity Series Stock Selector Large Cap Value Fund	248,384,564	53,318,083	11,127,391	--	69,299	28,991,227	853,105,990
Fidelity Series Value Discovery Fund	348,724,861	40,767,058	186,528,060(a)	2,807,877	13,434,268	3,929,915	588,714,863
Total	$3,496,184,500	$1,246,604,515	$532,086,799	$18,814,138	$33,530,298	$342,032,137	$12,490,880,184

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $10,075,187,670) — See accompanying schedule		$12,490,880,184
Cash		20
Receivable for investments sold		149,235
Receivable for fund shares sold		26,128,182
Total assets		12,517,157,621
Liabilities
Payable for investments purchased	$15,304,485
Payable for fund shares redeemed	10,972,835
Accrued management fee	6,869,422
Total liabilities		33,146,742
Net Assets		$12,484,010,879
Net Assets consist of:
Paid in capital		$9,931,266,174
Undistributed net investment income		5,850,931
Accumulated undistributed net realized gain (loss) on investments		131,201,260
Net unrealized appreciation (depreciation) on investments		2,415,692,514
Net Assets		$12,484,010,879
Fidelity Freedom 2045 Fund:
Net Asset Value, offering price and redemption price per share ($3,868,175,971 ÷ 326,577,664 shares)		$11.84
Class K:
Net Asset Value, offering price and redemption price per share ($8,453,836,734 ÷ 713,576,844 shares)		$11.85
Class K6:
Net Asset Value, offering price and redemption price per share ($161,998,174 ÷ 13,671,032 shares)		$11.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$18,814,138
Expenses
Management fee	$12,762,851
Independent trustees' fees and expenses	6,641
Total expenses before reductions	12,769,492
Expense reductions	(2,292)	12,767,200
Net investment income (loss)		6,046,938
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	33,530,298
Capital gain distributions from underlying funds	110,645,377
Total net realized gain (loss)		144,175,675
Change in net unrealized appreciation (depreciation) on underlying funds		342,032,137
Net gain (loss)		486,207,812
Net increase (decrease) in net assets resulting from operations		$492,254,750

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,046,938	$45,505,718
Net realized gain (loss)	144,175,675	70,221,421
Change in net unrealized appreciation (depreciation)	342,032,137	358,042,833
Net increase (decrease) in net assets resulting from operations	492,254,750	473,769,972
Distributions to shareholders from net investment income	(1,914,156)	(45,424,022)
Distributions to shareholders from net realized gain	(50,405,841)	(83,790,283)
Total distributions	(52,319,997)	(129,214,305)
Share transactions - net increase (decrease)	8,547,892,172	238,655,834
Total increase (decrease) in net assets	8,987,826,925	583,211,501
Net Assets
Beginning of period	3,496,183,954	2,912,972,453
End of period	$12,484,010,879	$3,496,183,954
Other Information
Undistributed net investment income end of period	$5,850,931	$1,718,149

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2045 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.00	$9.89	$10.84	$11.09	$10.42	$9.65
Income from Investment Operations
Net investment income (loss)A	(.01)	.15	.15	.17	.15	.17
Net realized and unrealized gain (loss)	1.01	1.39	(.52)	.64	1.39	.79
Total from investment operations	1.00	1.54	(.37)	.81	1.54	.96
Distributions from net investment income	(.01)	(.15)	(.16)	(.18)	(.15)	(.17)
Distributions from net realized gain	(.16)	(.28)	(.43)	(.89)	(.72)	(.02)
Total distributions	(.16)B	(.43)	(.58)C	(1.06)D	(.87)	(.19)
Net asset value, end of period	$11.84	$11.00	$9.89	$10.84	$11.09	$10.42
Total ReturnE,F	9.22%	16.08%	(3.59)%	7.93%	15.38%	10.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	- %J	- %J	- %J	- %J	- %J
Expenses net of fee waivers, if any	.51%I	-%	-%	-%	-%	-%
Expenses net of all reductions	.51%I	-%	-%	-%	-%	-%
Net investment income (loss)	(.10)%I	1.45%	1.48%	1.62%	1.42%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$3,868,176	$3,496,184	$2,912,972	$2,993,926	$2,885,106	$2,480,465
Portfolio turnover rateG	26%I,K	15%	17%	21%	53%	45%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.158 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.427 per share.

 D Total distributions of $1.06 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.886 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount represents less than .005%.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.23
Total from investment operations	.26
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.85
Total ReturnC,D	2.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G,H
Expenses net of fee waivers, if any	.67%G,H
Expenses net of all reductions	.67%G,H
Net investment income (loss)	1.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,453,837
Portfolio turnover rateE	26%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.34
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.49
Total from investment operations	.51
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.85
Total ReturnC,D	4.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$161,998
Portfolio turnover rateE	26%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.3	9.5
Fidelity Series International Growth Fund	9.2	9.4
Fidelity Series Growth & Income Fund	9.2	7.0
Fidelity Series Intrinsic Opportunities Fund	9.0	6.3
Fidelity Series Growth Company Fund	8.0	8.2
Fidelity Series Stock Selector Large Cap Value Fund	6.8	7.1
Fidelity Series Value Discovery Fund	4.7	10.0
Fidelity Series Opportunistic Insights Fund	4.4	4.6
Fidelity Series Blue Chip Growth Fund	4.0	4.2
	74.1	76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.1%
Bond Funds	5.7%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	13,194,889	$218,639,307
Fidelity Series 1000 Value Index Fund (a)	21,037,705	264,233,573
Fidelity Series All-Sector Equity Fund (a)	30,556,373	408,538,710
Fidelity Series Blue Chip Growth Fund (a)	31,579,785	418,116,349
Fidelity Series Commodity Strategy Fund (a)	39,251,020	205,282,834
Fidelity Series Growth & Income Fund (a)	63,008,121	958,353,519
Fidelity Series Growth Company Fund (a)	48,600,881	833,991,113
Fidelity Series Intrinsic Opportunities Fund (a)	54,603,690	938,091,395
Fidelity Series Opportunistic Insights Fund (a)	25,266,629	460,610,651
Fidelity Series Real Estate Equity Fund (a)	6,364,761	82,169,066
Fidelity Series Small Cap Discovery Fund (a)	10,236,031	122,832,369
Fidelity Series Small Cap Opportunities Fund (a)	27,035,045	377,949,923
Fidelity Series Stock Selector Large Cap Value Fund (a)	53,736,884	714,163,189
Fidelity Series Value Discovery Fund (a)	36,646,359	491,794,132
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,148,727,253)		6,494,766,130

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	9,142,401	97,275,145
Fidelity Series Emerging Markets Fund (a)	48,291,266	994,800,073
Fidelity Series International Growth Fund (a)	60,659,120	963,873,414
Fidelity Series International Small Cap Fund (a)	12,952,376	231,977,054
Fidelity Series International Value Fund (a)	89,553,646	964,492,768
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,600,154,410)		3,252,418,454

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	6,663,727	69,702,580
Fidelity Series Floating Rate High Income Fund (a)	2,498,615	23,711,860
Fidelity Series High Income Fund (a)	15,317,454	149,345,174
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,038,454	79,500,314
Fidelity Series International Credit Fund (a)	487,949	4,903,889
Fidelity Series Investment Grade Bond Fund (a)	4,373,641	49,465,874
Fidelity Series Long-Term Treasury Bond Index Fund (a)	19,241,832	169,135,703
Fidelity Series Real Estate Income Fund (a)	4,214,266	47,073,355
TOTAL BOND FUNDS
(Cost $587,050,259)		592,838,749

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	85,557,687	85,557,687
Fidelity Series Short-Term Credit Fund (a)	2,475,825	24,733,489
TOTAL SHORT-TERM FUNDS
(Cost $110,250,251)		110,291,176
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $8,446,182,173)		10,450,314,509
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,750,134)
NET ASSETS - 100%		$10,444,564,375

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$62,638,976	$12,282,357	$3,783,364	$--	$34,519	$8,139,096	$218,639,307
Fidelity Series 1000 Value Index Fund	75,814,592	15,531,621	3,400,562	--	2,971	9,502,464	264,233,573
Fidelity Series All-Sector Equity Fund	118,131,044	23,048,673	8,776,540	--	101,928	15,150,411	408,538,710
Fidelity Series Blue Chip Growth Fund	120,528,023	59,680,665	15,381,631	805,607	2,207,328	(17,484,005)	418,116,349
Fidelity Series Canada Fund	--	50,850,109	276,844	--	594	2,215,194	97,275,145
Fidelity Series Commodity Strategy Fund	47,433,910	26,121,015	2,126,321	312,526	(4,679)	(936,150)	205,282,834
Fidelity Series Emerging Markets Debt Fund	20,222,367	4,523,355	711,950	729,494	8,926	196,724	69,702,580
Fidelity Series Emerging Markets Fund	288,955,854	56,574,977	95,045,263	--	5,138,809	39,119,867	994,800,073
Fidelity Series Floating Rate High Income Fund	6,949,953	1,558,126	289,928	186,842	(3,634)	(20,130)	23,711,860
Fidelity Series Government Money Market Fund 1.09%	22,353,640	8,246,193	944,372	133,767	--	--	85,557,687
Fidelity Series Growth & Income Fund	202,356,403	131,379,387(a)	10,973,399	1,182,460	(49,312)	33,506,253	958,353,519
Fidelity Series Growth Company Fund	237,459,962	38,340,093	24,465,424	--	6,115,700	42,748,239	833,991,113
Fidelity Series High Income Fund	43,407,771	9,901,489	1,747,123	1,413,369	5,414	1,363,970	149,345,174
Fidelity Series Inflation-Protected Bond Index Fund	24,822,064	4,444,949	932,092	17,286	(2,451)	(533,869)	79,500,314
Fidelity Series International Credit Fund	--	1,535,600	29	--	--	(9,042)	4,903,889
Fidelity Series International Growth Fund	272,563,530	53,444,391	34,372,528	--	613,646	41,422,447	963,873,414
Fidelity Series International Small Cap Fund	62,277,109	12,597,480	4,978,948	--	274,164	11,800,905	231,977,054
Fidelity Series International Value Fund	273,275,108	57,754,520	40,352,377	--	(203,081)	46,132,200	964,492,768
Fidelity Series Intrinsic Opportunities Fund	180,016,043	151,326,605(a)	1,132,968	6,517,021	18,524	7,207,931	938,091,395
Fidelity Series Investment Grade Bond Fund	12,708,969	5,171,238	819,573	207,740	(1,904)	(85,868)	49,465,874
Fidelity Series Long-Term Treasury Bond Index Fund	12,932	109,848,564	719,576	318,403	(6,383)	(2,820,811)	169,135,703
Fidelity Series Opportunistic Insights Fund	132,258,253	26,029,887	15,361,707	--	1,357,652	20,979,842	460,610,651
Fidelity Series Real Estate Equity Fund	24,159,960	7,017,073	1,085,813	221,767	(3,879)	(768,790)	82,169,066
Fidelity Series Real Estate Income Fund	13,720,923	3,813,337	550,271	378,017	(856)	53,567	47,073,355
Fidelity Series Short-Term Credit Fund	7,399,416	1,523,960	322,501	70,011	(95)	(35,867)	24,733,489
Fidelity Series Small Cap Discovery Fund	35,628,306	7,041,529	1,588,083	161,670	1,067	6,405,605	122,832,369
Fidelity Series Small Cap Opportunities Fund	107,210,344	48,367,869	4,778,945	699,459	(67,524)	(6,235,610)	377,949,923
Fidelity Series Stock Selector Large Cap Value Fund	204,864,144	42,067,402	9,149,875	--	88,713	24,218,430	714,163,189
Fidelity Series Value Discovery Fund	287,661,234	33,066,268	154,494,028(a)	2,321,098	10,916,415	3,593,354	491,794,132
Total	$2,884,830,830	$1,003,088,732	$438,562,035	$15,676,537	$26,542,572	$284,826,357	$10,450,314,509

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $8,446,182,173) — See accompanying schedule		$10,450,314,509
Cash		2
Receivable for investments sold		103,924
Receivable for fund shares sold		32,206,962
Total assets		10,482,625,397
Liabilities
Payable for investments purchased	$15,053,079
Payable for fund shares redeemed	17,253,958
Accrued management fee	5,753,985
Total liabilities		38,061,022
Net Assets		$10,444,564,375
Net Assets consist of:
Paid in capital		$8,326,774,806
Undistributed net investment income		4,995,384
Accumulated undistributed net realized gain (loss) on investments		108,661,849
Net unrealized appreciation (depreciation) on investments		2,004,132,336
Net Assets		$10,444,564,375
Fidelity Freedom 2050 Fund:
Net Asset Value, offering price and redemption price per share ($3,198,263,270 ÷ 268,584,185 shares)		$11.91
Class K:
Net Asset Value, offering price and redemption price per share ($7,126,047,761 ÷ 598,418,626 shares)		$11.91
Class K6:
Net Asset Value, offering price and redemption price per share ($120,253,344 ÷ 10,094,895 shares)		$11.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$15,676,537
Expenses
Management fee	$10,595,742
Independent trustees' fees and expenses	5,482
Total expenses before reductions	10,601,224
Expense reductions	(1,891)	10,599,333
Net investment income (loss)		5,077,204
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	26,542,572
Capital gain distributions from underlying funds	92,403,402
Total net realized gain (loss)		118,945,974
Change in net unrealized appreciation (depreciation) on underlying funds		284,826,357
Net gain (loss)		403,772,331
Net increase (decrease) in net assets resulting from operations		$408,849,535

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,077,204	$37,285,493
Net realized gain (loss)	118,945,974	56,748,247
Change in net unrealized appreciation (depreciation)	284,826,357	294,641,485
Net increase (decrease) in net assets resulting from operations	408,849,535	388,675,225
Distributions to shareholders from net investment income	(1,573,575)	(36,871,772)
Distributions to shareholders from net realized gain	(40,897,550)	(67,884,342)
Total distributions	(42,471,125)	(104,756,114)
Share transactions - net increase (decrease)	7,193,355,581	237,530,130
Total increase (decrease) in net assets	7,559,733,991	521,449,241
Net Assets
Beginning of period	2,884,830,384	2,363,381,143
End of period	$10,444,564,375	$2,884,830,384
Other Information
Undistributed net investment income end of period	$4,995,384	$1,491,755

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2050 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$9.93	$10.90	$11.15	$10.28	$9.51
Income from Investment Operations
Net investment income (loss)A	(.01)	.15	.15	.17	.15	.16
Net realized and unrealized gain (loss)	1.03	1.40	(.52)	.65	1.41	.79
Total from investment operations	1.02	1.55	(.37)	.82	1.56	.95
Distributions from net investment income	(.01)	(.15)	(.16)	(.18)	(.15)	(.17)
Distributions from net realized gain	(.16)	(.28)	(.44)	(.89)	(.54)	(.02)
Total distributions	(.16)B	(.43)	(.60)	(1.07)	(.69)	(.18)C
Net asset value, end of period	$11.91	$11.05	$9.93	$10.90	$11.15	$10.28
Total ReturnD,E	9.34%	16.11%	(3.65)%	7.91%	15.53%	10.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.51%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.51%H	-%	-%	-%	-%	-%
Net investment income (loss)	(.10)%H	1.45%	1.49%	1.62%	1.41%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$3,198,263	$2,884,830	$2,363,381	$2,375,308	$2,297,832	$2,069,745
Portfolio turnover rateF	26%H,J	15%	17%	23%	57%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.156 per share.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.016 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.23
Total from investment operations	.26
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.91
Total ReturnC,D	2.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G,H
Expenses net of fee waivers, if any	.67%G,H
Expenses net of all reductions	.67%G,H
Net investment income (loss)	1.55%G
Supplemental Data
Net assets, end of period (000 omitted)	$7,126,048
Portfolio turnover rateE	26%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.49
Total from investment operations	.51
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.91
Total ReturnC,D	4.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$120,253
Portfolio turnover rateE	26%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Growth Fund	9.3	9.4
Fidelity Series International Value Fund	9.3	9.5
Fidelity Series Growth & Income Fund	9.2	7.0
Fidelity Series Intrinsic Opportunities Fund	8.9	6.3
Fidelity Series Growth Company Fund	8.0	8.2
Fidelity Series Stock Selector Large Cap Value Fund	6.9	7.1
Fidelity Series Value Discovery Fund	4.7	10.0
Fidelity Series Opportunistic Insights Fund	4.4	4.6
Fidelity Series Blue Chip Growth Fund	4.0	4.2
	74.2	76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.2%
Bond Funds	5.6%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,820,754	$79,879,889
Fidelity Series 1000 Value Index Fund (a)	7,694,094	96,637,819
Fidelity Series All-Sector Equity Fund (a)	11,158,425	149,188,136
Fidelity Series Blue Chip Growth Fund (a)	11,532,238	152,686,832
Fidelity Series Commodity Strategy Fund (a)	14,309,370	74,838,008
Fidelity Series Growth & Income Fund (a)	23,001,679	349,855,533
Fidelity Series Growth Company Fund (a)	17,730,994	304,263,854
Fidelity Series Intrinsic Opportunities Fund (a)	19,719,876	338,787,461
Fidelity Series Opportunistic Insights Fund (a)	9,225,596	168,182,611
Fidelity Series Real Estate Equity Fund (a)	2,338,460	30,189,516
Fidelity Series Small Cap Discovery Fund (a)	3,750,399	45,004,794
Fidelity Series Small Cap Opportunities Fund (a)	9,888,231	138,237,467
Fidelity Series Stock Selector Large Cap Value Fund (a)	19,641,936	261,041,325
Fidelity Series Value Discovery Fund (a)	13,419,371	180,087,962
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,036,471,704)		2,368,881,207

International Equity Funds - 31.2%
Fidelity Series Canada Fund (a)	3,333,695	35,470,518
Fidelity Series Emerging Markets Fund (a)	17,616,212	362,893,972
Fidelity Series International Growth Fund (a)	22,134,998	351,725,112
Fidelity Series International Small Cap Fund (a)	4,725,848	84,639,931
Fidelity Series International Value Fund (a)	32,655,536	351,700,125
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,004,313,811)		1,186,429,658

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund (a)	2,369,281	24,782,682
Fidelity Series Floating Rate High Income Fund (a)	923,215	8,761,308
Fidelity Series High Income Fund (a)	5,590,770	54,510,003
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,854,465	28,230,654
Fidelity Series International Credit Fund (a)	164,923	1,657,481
Fidelity Series Investment Grade Bond Fund (a)	1,595,553	18,045,704
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,033,790	61,827,018
Fidelity Series Real Estate Income Fund (a)	1,546,605	17,275,577
TOTAL BOND FUNDS
(Cost $212,813,460)		215,090,427

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	31,734,244	31,734,244
Fidelity Series Short-Term Credit Fund (a)	887,316	8,864,288
TOTAL SHORT-TERM FUNDS
(Cost $40,584,864)		40,598,532
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,294,183,839)		3,810,999,824
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,066,170)
NET ASSETS - 100%		$3,808,933,654

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$20,033,106	$6,773,756	$1,203,986	$--	$549	$2,852,860	$79,879,889
Fidelity Series 1000 Value Index Fund	24,255,513	8,292,616	859,745	--	(861)	3,419,185	96,637,819
Fidelity Series All-Sector Equity Fund	37,780,585	12,717,461	2,766,774	--	(27,018)	5,330,484	149,188,136
Fidelity Series Blue Chip Growth Fund	38,547,010	26,122,634	4,952,444	291,927	244,136	(6,265,142)	152,686,832
Fidelity Series Canada Fund	--	18,499,468	47,314	--	(126)	794,182	35,470,518
Fidelity Series Commodity Strategy Fund	15,750,440	10,434,694	545,402	113,080	(6,060)	(343,122)	74,838,008
Fidelity Series Emerging Markets Debt Fund	6,351,178	2,234,903	181,029	240,218	2,412	54,726	24,782,682
Fidelity Series Emerging Markets Fund	92,291,452	30,325,461	31,985,843	--	799,138	13,797,875	362,893,972
Fidelity Series Floating Rate High Income Fund	2,277,567	821,013	73,614	64,548	(320)	(7,988)	8,761,308
Fidelity Series Government Money Market Fund 1.09%	7,128,818	3,968,860	243,531	46,022	--	--	31,734,244
Fidelity Series Growth & Income Fund	64,757,517	54,481,112(a)	3,076,635	389,581	(11,267)	12,133,704	349,855,533
Fidelity Series Growth Company Fund	75,561,673	19,733,140	3,946,656	--	180,471	16,260,914	304,263,854
Fidelity Series High Income Fund	13,866,939	5,124,786	444,105	476,917	2,052	480,862	54,510,003
Fidelity Series Inflation-Protected Bond Index Fund	7,439,777	2,442,490	236,532	5,617	613	(200,281)	28,230,654
Fidelity Series International Credit Fund	--	522,470	12	--	--	(3,022)	1,657,481
Fidelity Series International Growth Fund	87,135,142	29,062,848	10,441,328	--	227,003	13,822,692	351,725,112
Fidelity Series International Small Cap Fund	19,909,249	6,898,800	1,426,222	--	69,217	3,979,314	84,639,931
Fidelity Series International Value Fund	87,362,038	30,607,178	13,204,306	--	52,105	15,786,113	351,700,125
Fidelity Series Intrinsic Opportunities Fund	58,119,244	60,605,986(a)	358,817	2,339,436	(1,814)	2,143,625	338,787,461
Fidelity Series Investment Grade Bond Fund	4,305,047	2,084,346	254,401	71,208	(587)	(37,446)	18,045,704
Fidelity Series Long-Term Treasury Bond Index Fund	4,445	39,936,618	168,027	110,999	(959)	(1,044,150)	61,827,018
Fidelity Series Opportunistic Insights Fund	42,298,882	14,342,523	4,905,731	--	176,551	7,422,789	168,182,611
Fidelity Series Real Estate Equity Fund	7,780,471	3,418,595	318,532	76,043	(9,248)	(283,484)	30,189,516
Fidelity Series Real Estate Income Fund	4,370,535	1,906,144	140,182	128,506	559	10,319	17,275,577
Fidelity Series Short-Term Credit Fund	2,301,275	836,350	81,737	23,156	120	(14,087)	8,864,288
Fidelity Series Small Cap Discovery Fund	11,402,903	3,866,105	506,399	53,223	(1,347)	2,345,546	45,004,794
Fidelity Series Small Cap Opportunities Fund	34,103,264	21,430,438	1,207,900	253,866	(8,839)	(2,265,854)	138,237,467
Fidelity Series Stock Selector Large Cap Value Fund	65,335,056	22,780,771	2,313,289	--	(17,198)	8,762,307	261,041,325
Fidelity Series Value Discovery Fund	91,815,328	18,042,088	50,047,988(a)	757,944	2,761,314	2,502,843	180,087,962
Total	$922,284,454	$458,313,654	$135,938,481	$5,442,291	$4,430,596	$101,435,764	$3,810,999,824

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $3,294,183,839) — See accompanying schedule		$3,810,999,824
Receivable for investments sold		5,791
Receivable for fund shares sold		13,893,189
Total assets		3,824,898,804
Liabilities
Payable for investments purchased	$10,813,212
Payable for fund shares redeemed	3,089,347
Accrued management fee	2,062,591
Total liabilities		15,965,150
Net Assets		$3,808,933,654
Net Assets consist of:
Paid in capital		$3,257,624,672
Undistributed net investment income		1,713,090
Accumulated undistributed net realized gain (loss) on investments		32,779,907
Net unrealized appreciation (depreciation) on investments		516,815,985
Net Assets		$3,808,933,654
Fidelity Freedom 2055 Fund:
Net Asset Value, offering price and redemption price per share ($1,101,424,421 ÷ 82,197,274 shares)		$13.40
Class K:
Net Asset Value, offering price and redemption price per share ($2,656,024,805 ÷ 198,110,607 shares)		$13.41
Class K6:
Net Asset Value, offering price and redemption price per share ($51,484,428 ÷ 3,840,166 shares)		$13.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,442,291
Expenses
Management fee	$3,658,260
Independent trustees' fees and expenses	1,796
Total expenses before reductions	3,660,056
Expense reductions	(605)	3,659,451
Net investment income (loss)		1,782,840
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	4,430,596
Capital gain distributions from underlying funds	33,251,525
Total net realized gain (loss)		37,682,121
Change in net unrealized appreciation (depreciation) on underlying funds		101,435,764
Net gain (loss)		139,117,885
Net increase (decrease) in net assets resulting from operations		$140,900,725

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,782,840	$11,233,935
Net realized gain (loss)	37,682,121	11,661,308
Change in net unrealized appreciation (depreciation)	101,435,764	93,927,353
Net increase (decrease) in net assets resulting from operations	140,900,725	116,822,596
Distributions to shareholders from net investment income	(530,888)	(11,091,790)
Distributions to shareholders from net realized gain	(10,617,722)	(15,197,673)
Total distributions	(11,148,610)	(26,289,463)
Share transactions - net increase (decrease)	2,756,897,234	182,129,905
Total increase (decrease) in net assets	2,886,649,349	272,663,038
Net Assets
Beginning of period	922,284,305	649,621,267
End of period	$3,808,933,654	$922,284,305
Other Information
Undistributed net investment income end of period	$1,713,090	$461,138

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2055 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.41	$11.08	$12.06	$11.73	$10.56	$9.77
Income from Investment Operations
Net investment income (loss)A	.01	.17	.17	.19	.16	.20
Net realized and unrealized gain (loss)	1.13	1.57	(.59)	.72	1.51	.80
Total from investment operations	1.14	1.74	(.42)	.91	1.67	1.00
Distributions from net investment income	(.01)	(.16)	(.17)	(.18)	(.14)	(.14)
Distributions from net realized gain	(.14)	(.25)	(.39)	(.39)	(.36)	(.06)
Total distributions	(.15)	(.41)	(.56)	(.58)B	(.50)	(.21)C
Net asset value, end of period	$13.40	$12.41	$11.08	$12.06	$11.73	$10.56
Total ReturnD,E	9.24%	16.17%	(3.69)%	7.98%	16.00%	10.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.51%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.51%H	-%	-%	-%	-%	-%
Net investment income (loss)	.15%H	1.46%	1.51%	1.64%	1.40%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$1,101,424	$922,284	$649,621	$527,231	$350,647	$155,142
Portfolio turnover rateF	25%H,J	18%	20%	21%	47%	45%
 A Calculated based on average shares outstanding during the period.

 B Total distributions of .58 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.394 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.11
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.28
Total from investment operations	.30
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$13.41
Total ReturnC,D	2.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G,H
Expenses net of fee waivers, if any	.67%G,H
Expenses net of all reductions	.67%G,H
Net investment income (loss)	.64%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,656,025
Portfolio turnover rateE	25%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.83
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.56
Total from investment operations	.58
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$13.41
Total ReturnC,D	4.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	.53%G
Supplemental Data
Net assets, end of period (000 omitted)	$51,484
Portfolio turnover rateE	25%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.4	9.5
Fidelity Series Growth & Income Fund	9.2	7.0
Fidelity Series International Growth Fund	9.2	9.4
Fidelity Series Intrinsic Opportunities Fund	8.9	6.5
Fidelity Series Growth Company Fund	8.0	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.8	7.1
Fidelity Series Value Discovery Fund	4.8	10.0
Fidelity Series Opportunistic Insights Fund	4.4	4.6
Fidelity Series Blue Chip Growth Fund	4.0	4.2
	74.2	76.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.2%
Bond Funds	5.6%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.1%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	716,690	$11,875,550
Fidelity Series 1000 Value Index Fund (a)	1,146,318	14,397,760
Fidelity Series All-Sector Equity Fund (a)	1,661,654	22,216,310
Fidelity Series Blue Chip Growth Fund (a)	1,717,008	22,733,186
Fidelity Series Commodity Strategy Fund (a)	2,133,067	11,155,940
Fidelity Series Growth & Income Fund (a)	3,422,682	52,058,995
Fidelity Series Growth Company Fund (a)	2,634,983	45,216,308
Fidelity Series Intrinsic Opportunities Fund (a)	2,956,620	50,794,737
Fidelity Series Opportunistic Insights Fund (a)	1,373,410	25,037,262
Fidelity Series Real Estate Equity Fund (a)	347,002	4,479,799
Fidelity Series Small Cap Discovery Fund (a)	557,266	6,687,194
Fidelity Series Small Cap Opportunities Fund (a)	1,475,430	20,626,518
Fidelity Series Stock Selector Large Cap Value Fund (a)	2,919,085	38,794,636
Fidelity Series Value Discovery Fund (a)	2,015,970	27,054,319
TOTAL DOMESTIC EQUITY FUNDS
(Cost $319,390,268)		353,128,514

International Equity Funds - 31.2%
Fidelity Series Canada Fund (a)	496,709	5,284,980
Fidelity Series Emerging Markets Fund (a)	2,625,559	54,086,525
Fidelity Series International Growth Fund (a)	3,262,803	51,845,943
Fidelity Series International Small Cap Fund (a)	705,327	12,632,405
Fidelity Series International Value Fund (a)	4,919,757	52,985,787
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $151,800,814)		176,835,640

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund (a)	333,953	3,493,150
Fidelity Series Floating Rate High Income Fund (a)	135,929	1,289,963
Fidelity Series High Income Fund (a)	833,478	8,126,407
Fidelity Series Inflation-Protected Bond Index Fund (a)	428,194	4,234,840
Fidelity Series International Credit Fund (a)	24,159	242,794
Fidelity Series Investment Grade Bond Fund (a)	238,771	2,700,504
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,048,994	9,220,655
Fidelity Series Real Estate Income Fund (a)	229,627	2,564,932
TOTAL BOND FUNDS
(Cost $31,230,028)		31,873,245

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	4,742,579	4,742,579
Fidelity Series Short-Term Credit Fund (a)	136,950	1,368,131
TOTAL SHORT-TERM FUNDS
(Cost $6,109,168)		6,110,710
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $508,530,278)		567,948,109
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(303,713)
NET ASSETS - 100%		$567,644,396

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,525,417	$1,827,785	$197,745	$--	$1,431	$411,346	$11,875,550
Fidelity Series 1000 Value Index Fund	3,069,993	2,232,285	165,576	--	(697)	499,116	14,397,760
Fidelity Series All-Sector Equity Fund	4,762,745	3,440,290	433,862	--	4,411	759,105	22,216,310
Fidelity Series Blue Chip Growth Fund	4,859,349	5,421,507	714,997	42,757	1,586	(921,949)	22,733,186
Fidelity Series Canada Fund	--	2,854,967	3,071	--	(14)	117,921	5,284,980
Fidelity Series Commodity Strategy Fund	1,964,660	2,227,062	54,186	16,582	(427)	(40,531)	11,155,940
Fidelity Series Emerging Markets Debt Fund	762,854	543,708	17,534	32,662	128	7,184	3,493,150
Fidelity Series Emerging Markets Fund	11,652,982	7,695,526	4,030,300	--	33,600	2,024,802	54,086,525
Fidelity Series Floating Rate High Income Fund	280,209	213,477	7,163	9,127	37	(1,263)	1,289,963
Fidelity Series Government Money Market Fund 1.09%	921,937	855,542	23,983	6,774	--	--	4,742,579
Fidelity Series Growth & Income Fund	8,185,945	11,165,649(a)	587,509	55,146	(2,508)	1,761,391	52,058,995
Fidelity Series Growth Company Fund	9,226,869	6,114,410	263,706	--	9,105	2,210,830	45,216,308
Fidelity Series High Income Fund	1,737,800	1,311,129	43,242	68,102	290	68,818	8,126,407
Fidelity Series Inflation-Protected Bond Index Fund	936,424	658,241	23,070	828	104	(29,294)	4,234,840
Fidelity Series International Credit Fund	--	79,514	--	--	--	(413)	242,794
Fidelity Series International Growth Fund	10,972,971	7,741,787	1,866,233	--	31,035	1,920,332	51,845,943
Fidelity Series International Small Cap Fund	2,507,199	1,836,581	157,567	--	7,898	558,512	12,632,405
Fidelity Series International Value Fund	11,001,344	8,012,108	1,218,589	--	16,701	2,245,089	52,985,787
Fidelity Series Intrinsic Opportunities Fund	7,535,524	11,974,736(a)	280,851	345,381	(676)	290,690	50,794,737
Fidelity Series Investment Grade Bond Fund	520,788	515,258	36,788	10,175	243	(6,624)	2,700,504
Fidelity Series Long-Term Treasury Bond Index Fund	370	6,089,525	15,206	16,281	(32)	(152,235)	9,220,655
Fidelity Series Opportunistic Insights Fund	5,332,374	3,863,975	726,912	--	3,021	1,076,080	25,037,262
Fidelity Series Real Estate Equity Fund	988,977	817,012	62,493	11,178	(4,040)	(41,399)	4,479,799
Fidelity Series Real Estate Income Fund	550,371	449,660	13,625	18,718	28	280	2,564,932
Fidelity Series Short-Term Credit Fund	297,090	228,344	7,947	3,466	9	(2,195)	1,368,131
Fidelity Series Small Cap Discovery Fund	1,441,817	1,046,298	102,260	7,476	(214)	341,552	6,687,194
Fidelity Series Small Cap Opportunities Fund	4,306,667	4,559,614	208,441	37,264	(131)	(324,286)	20,626,518
Fidelity Series Stock Selector Large Cap Value Fund	8,247,099	5,984,437	375,136	--	(883)	1,278,097	38,794,636
Fidelity Series Value Discovery Fund	11,565,215	4,968,308	6,759,113(a)	105,468	134,204	640,618	27,054,319
Total	$116,154,990	$104,728,735	$18,397,105	$787,385	$234,209	$14,691,574	$567,948,109

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $508,530,278) — See accompanying schedule		$567,948,109
Cash		6
Receivable for fund shares sold		3,742,930
Total assets		571,691,045
Liabilities
Payable for investments purchased	$3,336,577
Payable for fund shares redeemed	406,680
Accrued management fee	303,392
Total liabilities		4,046,649
Net Assets		$567,644,396
Net Assets consist of:
Paid in capital		$503,252,558
Undistributed net investment income		251,669
Accumulated undistributed net realized gain (loss) on investments		4,722,338
Net unrealized appreciation (depreciation) on investments		59,417,831
Net Assets		$567,644,396
Fidelity Freedom 2060 Fund:
Net Asset Value, offering price and redemption price per share ($172,758,482 ÷ 14,509,360 shares)		$11.91
Class K:
Net Asset Value, offering price and redemption price per share ($385,223,899 ÷ 32,348,653 shares)		$11.91
Class K6:
Net Asset Value, offering price and redemption price per share ($9,662,015 ÷ 811,056 shares)		$11.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$787,385
Expenses
Management fee	$535,309
Independent trustees' fees and expenses	245
Total expenses before reductions	535,554
Expense reductions	(75)	535,479
Net investment income (loss)		251,906
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	234,209
Capital gain distributions from underlying funds	4,889,391
Total net realized gain (loss)		5,123,600
Change in net unrealized appreciation (depreciation) on underlying funds		14,691,574
Net gain (loss)		19,815,174
Net increase (decrease) in net assets resulting from operations		$20,067,080

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$251,906	$1,154,087
Net realized gain (loss)	5,123,600	1,463,110
Change in net unrealized appreciation (depreciation)	14,691,574	9,155,957
Net increase (decrease) in net assets resulting from operations	20,067,080	11,773,154
Distributions to shareholders from net investment income	(57,327)	(1,119,481)
Distributions to shareholders from net realized gain	(1,284,107)	(924,001)
Total distributions	(1,341,434)	(2,043,482)
Share transactions - net increase (decrease)	432,763,762	59,406,386
Total increase (decrease) in net assets	451,489,408	69,136,058
Net Assets
Beginning of period	116,154,988	47,018,930
End of period	$567,644,396	$116,154,988
Other Information
Undistributed net investment income end of period	$251,669	$57,090

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2060 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015A
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$9.78	$10.45	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.16	.16	.10
Net realized and unrealized gain (loss)	1.03	1.37	(.53)	.52
Total from investment operations	1.02	1.53	(.37)	.62
Distributions from net investment income	(.01)	(.13)	(.12)	(.10)
Distributions from net realized gain	(.11)	(.17)	(.17)	(.07)
Total distributions	(.12)	(.30)	(.30)C	(.17)
Net asset value, end of period	$11.91	$11.01	$9.78	$10.45
Total ReturnD,E	9.30%	16.01%	(3.67)%	6.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	.53%H	- %I	- %I	- %H,I
Expenses net of fee waivers, if any	.53%H	-%	-%	- %H
Expenses net of all reductions	.53%H	-%	-%	- %H
Net investment income (loss)	(.11)%H	1.54%	1.67%	1.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$172,758	$116,155	$47,019	$8,968
Portfolio turnover rateF	23%H,J	21%	31%	28%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.174 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.23
Total from investment operations	.26
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.91
Total ReturnC,D	2.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G,H
Expenses net of fee waivers, if any	.67%G,H
Expenses net of all reductions	.67%G,H
Net investment income (loss)	1.44%G
Supplemental Data
Net assets, end of period (000 omitted)	$385,224
Portfolio turnover rateE	23%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.49
Total from investment operations	.51
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.91
Total ReturnC,D	4.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	.51%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,662
Portfolio turnover rateE	23%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2017

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund commenced sale of Class K and Class K6 shares on July 20, 2017 and June 7, 2017, respectively. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). During the period, one of the Underlying Funds changed its name from Fidelity Series Equity-Income Fund to Fidelity Series Value Discovery Fund.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$3,509,154,457	$315,867,892	$(27,546,433)	$288,321,459
Fidelity Freedom 2005 Fund	947,189,030	91,280,373	(12,123,688)	79,156,685
Fidelity Freedom 2010 Fund	6,034,606,035	821,208,345	(63,827,843)	757,380,502
Fidelity Freedom 2015 Fund	8,950,334,565	1,532,474,549	(69,250,186)	1,463,224,363
Fidelity Freedom 2020 Fund	25,545,099,708	4,588,748,340	(227,529,915)	4,361,218,425
Fidelity Freedom 2025 Fund	22,180,838,968	4,110,914,450	(152,955,721)	3,957,958,729
Fidelity Freedom 2030 Fund	25,090,910,423	5,633,485,990	(134,258,695)	5,499,227,295
Fidelity Freedom 2035 Fund	16,544,223,229	4,068,269,188	(70,907,665)	3,997,361,523
Fidelity Freedom 2040 Fund	17,035,567,723	4,383,587,954	(73,577,248)	4,310,010,706
Fidelity Freedom 2045 Fund	10,092,445,846	2,437,436,592	(39,002,254)	2,398,434,338
Fidelity Freedom 2050 Fund	8,459,132,296	2,020,888,764	(29,706,551)	1,991,182,213
Fidelity Freedom 2055 Fund	3,303,655,673	520,012,483	(12,668,332)	507,344,151
Fidelity Freedom 2060 Fund	509,484,539	59,521,935	(1,058,365)	58,463,570

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares and in-kind transactions, other than securities acquired in the merger, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Income Fund	$213,195,953	$225,826,002
Fidelity Freedom 2005 Fund	78,731,427	70,675,497
Fidelity Freedom 2010 Fund	471,348,514	551,261,066
Fidelity Freedom 2015 Fund	854,356,244	805,058,422
Fidelity Freedom 2020 Fund	2,277,588,861	1,703,551,228
Fidelity Freedom 2025 Fund	2,389,519,412	1,344,581,553
Fidelity Freedom 2030 Fund	2,774,525,148	1,661,956,614
Fidelity Freedom 2035 Fund	2,132,396,555	1,027,552,414
Fidelity Freedom 2040 Fund	1,966,539,976	1,044,538,578
Fidelity Freedom 2045 Fund	1,246,604,515	532,086,799
Fidelity Freedom 2050 Fund	1,003,088,732	438,562,035
Fidelity Freedom 2055 Fund	458,313,654	135,938,481
Fidelity Freedom 2060 Fund	104,728,735	18,397,105

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Effective June 1, 2017, under the management contract approved by the Board of Trustees (the Board) and shareholders, FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees.

For the period, June 1, 2017 (July 20, 2017 and June 7, 2017 for Class K and Class K6, respectively) through September 30, 2017, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K and K6)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.491%	.435%
Fidelity Freedom 2010 Fund	.533%	.468%
Fidelity Freedom 2015 Fund	.576%	.503%
Fidelity Freedom 2020 Fund	.618%	.538%
Fidelity Freedom 2025 Fund	.661%	.573%
Fidelity Freedom 2030 Fund	.703%	.608%
Fidelity Freedom 2035 Fund	.746%	.643%
Fidelity Freedom 2040 Fund	.746%	.643%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%

Effective June 7, 2017, under the expense contract approved by the Board, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.365%
Fidelity Freedom 2005 Fund	.377%
Fidelity Freedom 2010 Fund	.396%
Fidelity Freedom 2015 Fund	.415%
Fidelity Freedom 2020 Fund	.435%
Fidelity Freedom 2025 Fund	.454%
Fidelity Freedom 2030 Fund	.474%
Fidelity Freedom 2035 Fund	.493%
Fidelity Freedom 2040 Fund	.493%
Fidelity Freedom 2045 Fund	.493%
Fidelity Freedom 2050 Fund	.493%
Fidelity Freedom 2055 Fund	.493%
Fidelity Freedom 2060 Fund	.493%

In addition, the Board and shareholders of each Underlying Fund approved a new management contract, effective June 1, 2017. Under the management contract, each Underlying Fund no longer pays a management fee, and most of each Underlying Fund's ordinary operating expenses are borne by the investment adviser.

Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Value Discovery Fund, ("selected Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series Intrinsic Opportunities Fund and Fidelity Series Growth & Income Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the selected Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Fund
Fidelity Freedom Income	$ 21,943,732	$ 5,248,386
Fidelity Freedom 2005	9,132,913	818,016
Fidelity Freedom 2010	82,938,352	17,423,248
Fidelity Freedom 2015	132,300,852	26,218,924
Fidelity Freedom 2020	349,185,809	55,046,914
Fidelity Freedom 2025	312,149,126	36,476,750
Fidelity Freedom 2030	443,448,822	45,658,987
Fidelity Freedom 2035	315,567,651	25,385,650
Fidelity Freedom 2040	341,654,429	31,022,107
Fidelity Freedom 2045	165,214,747	12,941,012
Fidelity Freedom 2050	136,449,649	10,462,773
Fidelity Freedom 2055	44,625,815	2,684,111
Fidelity Freedom 2060	6,196,209	137,579

5. Expense Reductions.

Prior to June 1, 2017, FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, were excluded from this reimbursement. Effective June 1, 2017, these voluntary reimbursements were discontinued.

The following classes of each applicable Fund were in reimbursement during the period:

Fidelity Freedom Income Fund	$1,400
Fidelity Freedom 2005 Fund	383
Fidelity Freedom 2010 Fund	3,152
Fidelity Freedom 2015 Fund	3,493
Fidelity Freedom 2020 Fund	8,733
Fidelity Freedom 2025 Fund	6,404
Fidelity Freedom 2030 Fund	7,879
Fidelity Freedom 2035 Fund	4,521
Fidelity Freedom 2040 Fund	4,763
Fidelity Freedom 2045 Fund	2,292
Fidelity Freedom 2050 Fund	1,891
Fidelity Freedom 2055 Fund	605
Fidelity Freedom 2060 Fund	75

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2017(a)	Year ended March 31, 2017
Fidelity Freedom Income Fund
From net investment income
Fidelity Freedom Income Fund	$12,608,956	$37,016,596
Class K	1,471	–
Class K6	16,731	–
Total	$12,627,158	$37,016,596
From net realized gain
Fidelity Freedom Income Fund	$14,993,579	$32,674,118
Total	$14,993,579	$ 32,674,118
Fidelity Freedom 2005 Fund
From net investment income
Fidelity Freedom 2005 Fund	$1,620,929	$10,200,069
Total	$1,620,929	$ 10,200,069
From net realized gain
Fidelity Freedom 2005 Fund	$5,291,856	$7,369,706
Total	$5,291,856	$ 7,369,706
Fidelity Freedom 2010 Fund
From net investment income
Fidelity Freedom 2010 Fund	$11,553,873	$71,220,043
Total	$11,553,873	$ 71,220,043
From net realized gain
Fidelity Freedom 2010 Fund	$49,891,727	$73,776,491
Total	$49,891,727	$ 73,776,491
Fidelity Freedom 2015 Fund
From net investment income
Fidelity Freedom 2015 Fund	$13,537,555	$89,847,108
Total	$13,537,555	$ 89,847,108
From net realized gain
Fidelity Freedom 2015 Fund	$71,790,066	$104,826,159
Total	$71,790,066	$ 104,826,159
Fidelity Freedom 2020 Fund
From net investment income
Fidelity Freedom 2020 Fund	$28,799,746	$200,026,428
Total	$28,799,746	$200,026,428
From net realized gain
Fidelity Freedom 2020 Fund	$168,906,642	$252,757,975
Total	$168,906,642	$ 252,757,975
Fidelity Freedom 2025 Fund
From net investment income
Fidelity Freedom 2025 Fund	$20,288,985	$147,758,780
Total	$20,288,985	$147,758,780
From net realized gain
Fidelity Freedom 2025 Fund	$126,806,087	$204,066,897
Total	$126,806,087	$ 204,066,897
Fidelity Freedom 2030 Fund
From net investment income
Fidelity Freedom 2030 Fund	$14,875,007	$163,120,493
Total	$14,875,007	$ 163,120,493
From net realized gain
Fidelity Freedom 2030 Fund	$177,823,710	$254,968,549
Total	$177,823,710	$ 254,968,549
Fidelity Freedom 2035 Fund
From net investment income
Fidelity Freedom 2035 Fund	$4,477,894	$88,507,344
Total	$4,477,894	$ 88,507,344
From net realized gain
Fidelity Freedom 2035 Fund	$104,484,046	$162,354,536
Total	$104,484,046	$ 162,354,536
Fidelity Freedom 2040 Fund
From net investment income
Fidelity Freedom 2040 Fund	$3,727,463	$96,859,849
Total	$3,727,463	$96,859,849
From net realized gain
Fidelity Freedom 2040 Fund	$114,805,801	$178,085,083
Total	$114,805,801	$ 178,085,083
Fidelity Freedom 2045 Fund
From net investment income
Fidelity Freedom 2045 Fund	$1,914,156	$45,424,022
Total	$1,914,156	$ 45,424,022
From net realized gain
Fidelity Freedom 2045 Fund	$50,405,841	$83,790,283
Total	$50,405,841	$ 83,790,283
Fidelity Freedom 2050 Fund
From net investment income
Fidelity Freedom 2050 Fund	$1,573,575	$36,871,772
Total	$1,573,575	$ 36,871,772
From net realized gain
Fidelity Freedom 2050 Fund	$40,897,550	$67,884,342
Total	$40,897,550	$ 67,884,342
Fidelity Freedom 2055 Fund
From net investment income
Fidelity Freedom 2055 Fund	$530,888	$11,091,790
Total	$530,888	$ 11,091,790
From net realized gain
Fidelity Freedom 2055 Fund	$10,617,722	$15,197,673
Total	$10,617,722	$ 15,197,673
Fidelity Freedom 2060 Fund
From net investment income
Fidelity Freedom 2060 Fund	$57,327	$1,119,481
Total	$57,327	$ 1,119,481
From net realized gain
Fidelity Freedom 2060 Fund	$1,284,107	$924,001
Total	$1,284,107	$ 924,001

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to September 30, 2017.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2017(a)	Year ended March 31, 2017	Six months ended September 30, 2017(a)	Year ended March 31, 2017
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	11,865,158	27,891,079	$138,935,467	$318,995,628
Reinvestment of distributions	2,328,579	6,036,813	27,038,983	68,285,524
Shares redeemed	(18,267,957)	(43,107,568)	(213,720,791)	(492,617,047)
Net increase (decrease)	(4,074,220)	(9,179,676)	$(47,746,341)	$(105,335,895)
Class K
Shares sold	5,399,525	-	$63,845,031	$-
Issued in exchange for the shares of Fidelity Freedom K Income Fund	136,520,990		1,613,678,107
Reinvestment of distributions	124	-	1,462	-
Shares redeemed	(2,698,054)	-	(31,925,890)	-
Net increase (decrease)	139,222,585	-	$1,645,598,710	$-
Class K6
Shares sold	673,305	-	$7,927,709	$-
Reinvestment of distributions	1,420	-	16,731	-
Shares redeemed	(111,610)	-	(1,321,236)	-
Net increase (decrease)	563,115	-	$6,623,204	$-
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	3,171,508	8,370,565	$39,311,961	$99,885,293
Reinvestment of distributions	559,542	1,487,696	6,848,797	17,425,187
Shares redeemed	(4,408,162)	(11,808,557)	(54,690,573)	(141,074,680)
Net increase (decrease)	(677,112)	(1,950,296)	$(8,529,815)	$(23,764,200)
Class K
Shares sold	1,838,065	-	$23,119,343	$-
Issued in exchange for the shares of Fidelity Freedom K 2005 Fund	32,823,330	-	412,589,249	-
Shares redeemed	(744,609)	-	(9,387,938)	-
Net increase (decrease)	33,916,786	-	$426,320,654	$-
Class K6
Shares sold	199,610	-	$2,494,426	$-
Shares redeemed	(11,666)	-	(146,611)	-
Net increase (decrease)	187,944	-	$2,347,815	$-
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	10,940,205	29,730,777	$173,302,869	$450,240,426
Reinvestment of distributions	3,880,855	9,654,368	60,541,342	142,971,004
Shares redeemed	(23,112,839)	(63,066,784)	(365,719,461)	(954,373,734)
Net increase (decrease)	(8,291,779)	(23,681,639)	$(131,875,250)	$(361,162,304)
Class K
Shares sold	5,535,906	-	$88,997,581	$-
Issued in exchange for the shares of Fidelity Freedom K 2010 Fund	158,527,428		2,547,535,809
Shares redeemed	(2,696,038)	-	(43,510,785)	-
Net increase (decrease)	161,367,296	-	$2,593,022,605	$-
Class K6
Shares sold	869,976	-	$13,897,456	$-
Shares redeemed	(39,542)	-	(636,879)	-
Net increase (decrease)	830,434	-	$13,260,577	$-
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	35,171,234	86,891,690	$460,507,427	$1,077,815,896
Reinvestment of distributions	6,567,635	15,956,683	84,525,456	192,945,931
Shares redeemed	(52,108,046)	(132,326,360)	(681,551,786)	(1,637,477,620)
Net increase (decrease)	(10,369,177)	(29,477,987)	$(136,518,903)	$(366,715,793)
Class K
Shares sold	19,084,988	-	$253,716,164	$-
Issued in exchange for the shares of Fidelity Freedom K 2015 Fund	357,299,109		4,748,505,056
Shares redeemed	(8,225,915)	-	(109,900,682)	-
Net increase (decrease)	368,158,182	-	$4,892,320,538	$-
Class K6
Shares sold	3,733,869	-	$49,367,640	$-
Shares redeemed	(606,527)	-	(8,028,911)	-
Net increase (decrease)	3,127,342	-	$41,338,729	$-
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	72,329,584	159,336,775	$1,161,107,270	$2,409,581,355
Reinvestment of distributions	12,408,959	30,520,001	195,813,364	448,509,541
Shares redeemed	(91,306,664)	(209,463,411)	(1,466,243,011)	(3,158,599,236)
Net increase (decrease)	(6,568,121)	(19,606,635)	$(109,322,377)	$(300,508,340)
Class K
Shares sold	46,814,954	-	$765,360,981	$-
Issued in exchange for the shares of Fidelity Freedom K 2020 Fund	997,191,746		16,284,141,352
Shares redeemed	(16,770,810)	-	(275,686,957)	-
Net increase (decrease)	1,027,235,890	-	$16,773,815,376	$-
Class K6
Shares sold	9,313,811	-	$151,461,322	$-
Shares redeemed	(453,835)	-	(7,351,710)	-
Net increase (decrease)	8,859,976	-	$144,109,612	$-
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	72,880,365	161,205,087	$1,008,671,416	$2,085,995,325
Reinvestment of distributions	10,738,033	27,865,215	146,037,168	349,406,296
Shares redeemed	(74,673,353)	(163,515,141)	(1,034,063,327)	(2,107,812,160)
Net increase (decrease)	8,945,045	25,555,161	$120,645,257	$327,589,461
Class K
Shares sold	57,633,659	-	$813,061,899	$-
Issued in exchange for the shares of Fidelity Freedom K 2025 Fund	1,039,138,058		14,641,455,337
Shares redeemed	(16,783,958)	-	(238,208,206)	-
Net increase (decrease)	1,079,987,759	-	$15,216,309,030	$-
Class K6
Shares sold	20,536,369	-	$288,380,992	$-
Shares redeemed	(1,060,539)	-	(14,874,120)	-
Net increase (decrease)	19,475,830	-	$273,506,872	$-
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	57,960,612	123,540,563	$997,329,320	$1,957,712,162
Reinvestment of distributions	11,324,574	27,198,687	191,158,810	414,813,441
Shares redeemed	(64,314,572)	(142,359,984)	(1,108,159,949)	(2,244,048,246)
Net increase (decrease)	4,970,614	8,379,266	$80,328,181	$128,477,357
Class K
Shares sold	44,280,210	-	$779,026,021	$-
Issued in exchange for the shares of Fidelity Freedom K 2030 Fund	980,848,240		17,213,886,716
Shares redeemed	(13,208,718)	-	(234,109,768)	-
Net increase (decrease)	1,011,919,732	-	$17,758,802,969	$-
Class K6
Shares sold	22,664,641	-	$396,475,122	$-
Shares redeemed	(390,179)	-	(6,829,742)	-
Net increase (decrease)	22,274,462	-	$389,645,380	$-
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	53,960,721	107,335,106	$773,676,885	$1,399,007,407
Reinvestment of distributions	7,707,044	19,960,664	108,361,033	249,452,344
Shares redeemed	(50,242,072)	(109,251,957)	(720,419,683)	(1,416,735,577)
Net increase (decrease)	11,425,693	18,043,813	$161,618,235	$231,724,174
Class K
Shares sold	45,464,097	-	$667,162,259	$-
Issued in exchange for the shares of Fidelity Freedom K 2035 Fund	810,190,579		11,861,189,816
Shares redeemed	(11,986,842)	-	(177,495,766)	-
Net increase (decrease)	843,667,834	-	$12,350,856,309	$-
Class K6
Shares sold	24,573,312	-	$359,395,098	$-
Shares redeemed	(269,933)	-	(3,971,355)	-
Net increase (decrease)	24,303,379	-	$355,423,743	$-
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	64,602,548	140,785,303	$649,838,406	$1,286,757,447
Reinvestment of distributions	11,920,030	31,075,048	117,531,506	272,618,946
Shares redeemed	(71,623,015)	(155,935,498)	(721,941,439)	(1,418,860,060)
Net increase (decrease)	4,899,563	15,924,853	$45,428,473	$140,516,333
Class K
Shares sold	63,797,242	-	$657,722,352	$-
Issued in exchange for the shares of Fidelity Freedom K 2040 Fund	1,209,417,175	-	12,432,808,583
Shares redeemed	(15,781,331)	-	(164,224,789)	-
Net increase (decrease)	1,257,433,086	-	$12,926,306,146	$-
Class K6
Shares sold	28,132,546	-	$288,723,775	$-
Shares redeemed	(423,330)	-	(4,345,556)	-
Net increase (decrease)	27,709,216	-	$284,378,219	$-
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	41,090,957	88,251,156	$467,297,955	$911,294,661
Reinvestment of distributions	4,656,358	12,918,827	51,918,394	128,307,737
Shares redeemed	(37,086,347)	(77,904,384)	(421,882,357)	(800,946,564)
Net increase (decrease)	8,660,968	23,265,599	$97,333,992	$238,655,834
Class K
Shares sold	42,260,753	-	$492,513,065	$-
Issued in exchange for the shares of Fidelity Freedom K 2045 Fund	680,392,245		7,906,157,717
Shares redeemed	(9,076,154)	-	(106,789,024)	-
Net increase (decrease)	713,576,844	-	$8,291,881,758	$-
Class K6
Shares sold	13,954,184	-	$161,962,332	$-
Shares redeemed	(283,152)	-	(3,285,910)	-
Net increase (decrease)	13,671,032	-	$158,676,422	$-
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	36,717,117	78,016,417	$419,862,089	$809,711,740
Reinvestment of distributions	3,742,099	10,380,386	41,948,867	103,566,059
Shares redeemed	(32,864,607)	(65,322,506)	(376,269,064)	(675,747,669)
Net increase (decrease)	7,594,609	23,074,297	$85,541,892	$237,530,130
Class K
Shares sold	33,641,299	-	$394,560,746	$-
Issued in exchange for the shares of Fidelity Freedom K 2050 Fund	572,849,516		6,690,882,218
Shares redeemed	(8,072,189)	-	(95,443,272)	-
Net increase (decrease)	598,418,626	-	$6,989,999,692	$-
Class K6
Shares sold	10,312,301	-	$120,357,091	$-
Shares redeemed	(217,406)	-	(2,543,094)	-
Net increase (decrease)	10,094,895	-	$117,813,997	$-
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	17,985,895	35,961,184	$231,580,697	$417,830,315
Reinvestment of distributions	868,710	2,322,949	10,963,123	25,903,357
Shares redeemed	(11,004,595)	(22,547,740)	(141,637,598)	(261,603,767)
Net increase (decrease)	7,850,010	15,736,393	$100,906,222	$182,129,905
Class K
Shares sold	13,692,184	-	$180,899,760	$-
Issued in exchange for the shares of Fidelity Freedom K 2055 Fund	187,145,598		2,460,964,568
Shares redeemed	(2,727,175)	-	(36,304,593)	-
Net increase (decrease)	198,110,607	-	$2,605,559,735	$-
Class K6
Shares sold	3,946,449	-	$51,830,284	$-
Shares redeemed	(106,283)	-	(1,399,007)	-
Net increase (decrease)	3,840,166	-	$50,431,277	$-
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	5,677,772	8,574,369	$64,924,145	$88,938,893
Reinvestment of distributions	116,343	198,281	1,304,209	1,984,387
Shares redeemed	(1,830,620)	(3,035,221)	(20,942,812)	(31,516,894)
Net increase (decrease)	3,963,495	5,737,429	$45,285,542	$59,406,386
Class K
Shares sold	2,846,451	-	$33,501,456	$-
Issued in exchange for the shares of Fidelity Freedom K 2060 Fund	30,017,564		350,605,136
Shares redeemed	(515,362)	-	(6,093,232)	-
Net increase (decrease)	32,348,653	-	$378,013,360	$-
Class K6
Shares sold	839,499	-	$9,798,536	$-
Shares redeemed	(28,443)	-	(333,676)	-
Net increase (decrease)	811,056	-	$9,464,860	$-

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to September 30, 2017.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Income Fund	Fidelity Freedom 2010 Fund	Fidelity Freedom 2015 Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund
Fidelity Series 100 Index Fund	–%	–%	–%	11%	11%	16%	12%	13%
Fidelity Series 1000 Value Index Fund	–%	–%	–%	13%	12%	17%	14%	14%
Fidelity Series All-Sector Equity Fund	–%	–%	–%	12%	12%	16%	13%	13%
Fidelity Series Blue Chip Growth Fund	–%	–%	–%	13%	13%	18%	14%	15%
Fidelity Series Canada Fund	–%	–%	–%	13%	12%	17%	11%	14%
Fidelity Series Commodity Strategy Fund	–%	–%	–%	15%	13%	16%	10%	11%
Fidelity Series Emerging Markets Debt Fund	–%	–%	–%	16%	13%	15%	10%	11%
Fidelity Series Emerging Markets Fund	–%	–%	–%	13%	12%	16%	12%	13%
Fidelity Series Floating Rate High Income Fund	–%	–%	–%	16%	13%	15%	10%	11%
Fidelity Series Government Money Market Fund	–%	10%	11%	24%	16%	–%	–%	–%
Fidelity Series Growth & Income Fund	–%	–%	–%	13%	13%	18%	14%	15%
Fidelity Series Growth Company Fund	–%	–%	–%	13%	13%	18%	14%	15%
Fidelity Series High Income Fund	–%	–%	–%	16%	13%	15%	10%	11%
Fidelity Series Inflation-Protected Bond Index Fund	–%	–%	–%	14%	–%	11%	–%	–%
Fidelity Series International Credit Fund	–%	–%	–%	18%	15%	15%	–%	–%
Fidelity Series International Growth Fund	–%	–%	–%	12%	12%	17%	13%	13%
Fidelity Series International Small Cap Fund	–%	–%	–%	12%	12%	17%	13%	13%
Fidelity Series International Value Fund	–%	–%	–%	13%	12%	16%	13%	13%
Fidelity Series Intrinsic Opportunities Fund	–%	–%	–%	14%	13%	18%	14%	15%
Fidelity Series Investment Grade Bond Fund	–%	–%	11%	28%	21%	15%	–%	–%
Fidelity Series Long-Term Treasury Bond Index Fund	–%	–%	–%	16%	14%	17%	11%	–%
Fidelity Series Opportunistic Insights Fund	–%	–%	–%	13%	13%	18%	14%	15%
Fidelity Series Real Estate Equity Fund	–%	–%	–%	12%	12%	17%	13%	14%
Fidelity Series Real Estate Income Fund	–%	–%	–%	16%	13%	16%	10%	11%
Fidelity Series Short-Term Credit Fund	12%	12%	14%	29%	19%	–%	–%	–%
Fidelity Series Small Cap Discovery Fund	–%	–%	–%	13%	13%	18%	14%	15%
Fidelity Series Small Cap Opportunities Fund	–%	–%	–%	12%	12%	17%	13%	14%
Fidelity Series Stock Selector Large Cap Value Fund	–%	–%	–%	13%	13%	18%	14%	15%
Fidelity Series Value Discovery Fund	–%	–%	–%	13%	13%	18%	14%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	86%
Fidelity Series 1000 Value Index Fund	95%
Fidelity Series All-Sector Equity Fund	90%
Fidelity Series Blue Chip Growth Fund	100%
Fidelity Series Canada Fund	91%
Fidelity Series Commodity Strategy Fund	91%
Fidelity Series Emerging Markets Debt Fund	91%
Fidelity Series Emerging Markets Fund	91%
Fidelity Series Floating Rate High Income Fund	91%
Fidelity Series Government Money Market Fund	82%
Fidelity Series Growth & Income Fund	100%
Fidelity Series Growth Company Fund	100%
Fidelity Series High Income Fund	91%
Fidelity Series Inflation-Protected Bond Index Fund	80%
Fidelity Series International Credit Fund	91%
Fidelity Series International Growth Fund	91%
Fidelity Series International Small Cap Fund	91%
Fidelity Series International Value Fund	91%
Fidelity Series Intrinsic Opportunities Fund	100%
Fidelity Series Investment Grade Bond Fund	91%
Fidelity Series Long-Term Treasury Bond Index Fund	91%
Fidelity Series Opportunistic Insights Fund	100%
Fidelity Series Real Estate Equity Fund	91%
Fidelity Series Real Estate Income Fund	91%
Fidelity Series Short-Term Credit Fund	100%
Fidelity Series Small Cap Discovery Fund	100%
Fidelity Series Small Cap Opportunities Fund	90%
Fidelity Series Stock Selector Large Cap Value Fund	100%
Fidelity Series Value Discovery Fund	100%

9. Merger Information.

On September 8, 2017, each Surviving Fund acquired all of the assets and assumed all of the liabilities of each Target Fund pursuant to each Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). Each acquisition was accomplished by an exchange of Class K shares of each Surviving Fund for corresponding shares then outstanding of each Target Fund, at their respective net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on July 20, 2017. The reorganization provided shareholders of each Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Combined total net assets after the acquisition are as follows:

Target Funds	Securities $	Unrealized appreciation (depreciation)$	Net Assets $	Surviving Funds	Net assets $	Total net assets after the acquisition $
Fidelity Freedom K 2005 Fund	412,419,889	40,449,279	412,589,249	Fidelity Freedom 2005 Fund	610,614,214	1,023,203,463
Fidelity Freedom K 2010 Fund	2,546,556,623	329,226,460	2,547,535,809	Fidelity Freedom 2010 Fund	4,238,458,400	6,785,994,209
Fidelity Freedom K 2015 Fund	4,746,815,623	696,286,166	4,748,505,056	Fidelity Freedom 2015 Fund	5,645,731,933	10,394,236,989
Fidelity Freedom K 2020 Fund	16,278,675,415	2,424,773,804	16,284,141,352	Fidelity Freedom 2020 Fund	13,414,449,646	29,698,590,998
Fidelity Freedom K 2025 Fund	14,636,906,056	2,237,270,202	14,641,455,337	Fidelity Freedom 2025 Fund	11,194,758,422	25,836,213,759
Fidelity Freedom K 2030 Fund	17,209,401,290	3,150,938,702	17,213,886,716	Fidelity Freedom 2030 Fund	12,912,345,253	30,126,231,969
Fidelity Freedom K 2035 Fund	11,858,805,237	2,326,083,837	11,861,189,816	Fidelity Freedom 2035 Fund	8,269,361,979	20,130,551,795
Fidelity Freedom K 2040 Fund	12,430,342,176	2,512,607,175	12,432,808,583	Fidelity Freedom 2040 Fund	8,489,396,048	20,922,204,631
Fidelity Freedom K 2045 Fund	7,904,615,516	1,469,965,780	7,906,157,717	Fidelity Freedom 2045 Fund	4,301,147,363	12,207,305,080
Fidelity Freedom K 2050 Fund	6,689,588,035	1,219,930,995	6,690,882,218	Fidelity Freedom 2050 Fund	3,509,123,170	10,200,005,388
Fidelity Freedom K 2055 Fund	2,460,473,831	326,647,894	2,460,964,568	Fidelity Freedom 2055 Fund	1,221,516,226	3,682,480,794
Fidelity Freedom K 2060 Fund	350,535,702	37,076,005	350,605,136	Fidelity Freedom 2060 Fund	184,982,168	535,587,304
Fidelity Freedom K Income Fund	1,612,974,652	111,654,038	1,613,678,107	Fidelity Freedom Income Fund	2,180,776,091	3,794,454,198

Pro forma results of operations of the combined entity for the entire period ended September 30, 2017, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Surviving Funds	Net investment income (loss) $	Total net realized gain (loss) $	Total change in net unrealized appreciation (depreciation)$	Net increase (decrease) in net assets resulting from operations $
Fidelity Freedom 2005 Fund	5,353,527	14,711,664	26,248,239	46,313,430
Fidelity Freedom 2010 Fund	32,859,458	154,454,859	175,971,594	363,285,911
Fidelity Freedom 2015 Fund	44,248,033	273,459,392	313,836,336	631,543,761
Fidelity Freedom 2020 Fund	112,466,405	657,988,197	1,159,430,903	1,929,885,505
Fidelity Freedom 2025 Fund	79,970,323	497,770,499	1,188,538,128	1,766,278,950
Fidelity Freedom 2030 Fund	62,137,483	681,469,895	1,628,581,595	2,372,188,973
Fidelity Freedom 2035 Fund	18,028,787	444,589,484	1,261,734,915	1,724,353,186
Fidelity Freedom 2040 Fund	17,016,387	479,188,132	1,322,596,465	1,818,800,984
Fidelity Freedom 2045 Fund	10,028,180	240,341,634	800,066,479	1,050,436,293
Fidelity Freedom 2050 Fund	8,440,866	201,234,537	676,620,622	886,296,025
Fidelity Freedom 2055 Fund	2,879,332	50,646,769	247,646,407	301,172,508
Fidelity Freedom 2060 Fund	376,623	6,300,604	34,223,936	40,901,163
Fidelity Freedom Income Fund	23,043,909	47,888,756	69,055,343	139,988,008

Because each combined investment portfolio have been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that have been included in the Surviving Fund's accompanying Statement of Operations since September 8, 2017.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017)for Fidelity Freedom and for the period (July 20, 2017 to September 30, 2017) for Class K and for the period (June 7, 2017 to September 30, 2017) for Class K6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value September 30, 2017	Expenses Paid During Period
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.31%
Actual		$1,000.00	$1,037.60	$1.58-B,C
Hypothetical-D		$1,000.00	$1,023.51	$1.57-C,E
Class K	.46%
Actual		$1,000.00	$1,009.30	$.92-B
Hypothetical-D		$1,000.00	$1,022.76	$2.33-E
Class K6	.37%
Actual		$1,000.00	$1,016.90	$1.19-B
Hypothetical-D		$1,000.00	$1,023.21	$1.88-E
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.33%
Actual		$1,000.00	$1,046.70	$1.69-B,C
Hypothetical-D		$1,000.00	$1,023.41	$1.67-C,E
Class K	.45%
Actual		$1,000.00	$1,011.20	$.91-B
Hypothetical-D		$1,000.00	$1,022.81	$2.28-E
Class K6	.38%
Actual		$1,000.00	$1,021.80	$1.22-B
Hypothetical-D		$1,000.00	$1,023.16	$1.93-E
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.36%
Actual		$1,000.00	$1,054.80	$1.85-B,C
Hypothetical-D		$1,000.00	$1,023.26	$1.83-C,E
Class K	.49%
Actual		$1,000.00	$1,013.20	$.99-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Class K6	.39%
Actual		$1,000.00	$1,026.00	$1.26-B
Hypothetical-D		$1,000.00	$1,023.11	$1.98-E
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.39%
Actual		$1,000.00	$1,062.90	$2.02-B,C
Hypothetical-D		$1,000.00	$1,023.11	$1.98-C,E
Class K	.53%
Actual		$1,000.00	$1,015.10	$1.07-B
Hypothetical-D		$1,000.00	$1,022.41	$2.69-E
Class K6	.41%
Actual		$1,000.00	$1,029.20	$1.32-B
Hypothetical-D		$1,000.00	$1,023.01	$2.08-E
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.41%
Actual		$1,000.00	$1,067.90	$2.13-B,C
Hypothetical-D		$1,000.00	$1,023.01	$2.08-C,E
Class K	.56%
Actual		$1,000.00	$1,016.00	$1.13-B
Hypothetical-D		$1,000.00	$1,022.26	$2.84-E
Class K6	.43%
Actual		$1,000.00	$1,031.90	$1.39-B
Hypothetical-D		$1,000.00	$1,022.91	$2.18-E
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.45%
Actual		$1,000.00	$1,072.10	$2.34-B,C
Hypothetical-D		$1,000.00	$1,022.81	$2.28-C,E
Class K	.60%
Actual		$1,000.00	$1,017.10	$1.21-B
Hypothetical-D		$1,000.00	$1,022.06	$3.04-E
Class K6	.45%
Actual		$1,000.00	$1,034.80	$1.46-B
Hypothetical-D		$1,000.00	$1,022.81	$2.28-E
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.47%
Actual		$1,000.00	$1,083.80	$2.46-B,C
Hypothetical-D		$1,000.00	$1,022.71	$2.38-C,E
Class K	.63%
Actual		$1,000.00	$1,020.60	$1.27-B
Hypothetical-D		$1,000.00	$1,021.91	$3.19-E
Class K6	.47%
Actual		$1,000.00	$1,040.20	$1.52-B
Hypothetical-D		$1,000.00	$1,022.71	$2.38-E
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.50%
Actual		$1,000.00	$1,091.70	$2.62-B,C
Hypothetical-D		$1,000.00	$1,022.56	$2.54-C,E
Class K	.67%
Actual		$1,000.00	$1,021.90	$1.35-B
Hypothetical-D		$1,000.00	$1,021.71	$3.40-E
Class K6	.49%
Actual		$1,000.00	$1,044.10	$1.59-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.50%
Actual		$1,000.00	$1,093.30	$2.62-B,C
Hypothetical-D		$1,000.00	$1,022.56	$2.54-C,E
Class K	.67%
Actual		$1,000.00	$1,022.40	$1.36-B
Hypothetical-D		$1,000.00	$1,021.71	$3.40-E
Class K6	.49%
Actual		$1,000.00	$1,044.90	$1.59-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.51%
Actual		$1,000.00	$1,092.20	$2.67-B,C
Hypothetical-D		$1,000.00	$1,022.51	$2.59-C,E
Class K	.67%
Actual		$1,000.00	$1,022.40	$1.36-B
Hypothetical-D		$1,000.00	$1,021.71	$3.40-E
Class K6	.49%
Actual		$1,000.00	$1,045.00	$1.59-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.51%
Actual		$1,000.00	$1,093.40	$2.68-B,C
Hypothetical-D		$1,000.00	$1,022.51	$2.59-C,E
Class K	.67%
Actual		$1,000.00	$1,022.30	$1.35-B
Hypothetical-D		$1,000.00	$1,021.71	$3.40-E
Class K6	.49%
Actual		$1,000.00	$1,044.70	$1.59-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.51%
Actual		$1,000.00	$1,092.40	$2.68-B,C
Hypothetical-D		$1,000.00	$1,022.51	$2.59-C,E
Class K	.67%
Actual		$1,000.00	$1,022.90	$1.36-B
Hypothetical-D		$1,000.00	$1,021.71	$3.40-E
Class K6	.49%
Actual		$1,000.00	$1,045.20	$1.59-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.53%
Actual		$1,000.00	$1,093.00	$2.78-B,C
Hypothetical-D		$1,000.00	$1,022.41	$2.69-C,E
Class K	.67%
Actual		$1,000.00	$1,022.30	$1.35-B
Hypothetical-D		$1,000.00	$1,021.71	$3.40-E
Class K6	.49%
Actual		$1,000.00	$1,044.70	$1.59-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Fidelity Freedom and multiplied by 73/ 365 (to reflect the period July 20, 2017 to September 30, 2017) for Class K and multiplied by 116/365(to reflect the period June 7, 2017 to September 30, 2017) for Class K6.

 C If fees and changes to the class level expense contract and/or expense cap, effective June 1, 2017, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below.

 D 5% return per year before expenses

 E Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.47%
Actual		$2.40
Hypothetical-(b)		$2.38
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.49%
Actual		$2.51
Hypothetical-(b)		$2.48
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.53%
Actual		$2.73
Hypothetical-(b)		$2.69
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.58%
Actual		$3.00
Hypothetical-(b)		$2.94
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.62%
Actual		$3.21
Hypothetical-(b)		$3.14
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.66%
Actual		$3.43
Hypothetical-(b)		$3.35
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.70%
Actual		$3.65
Hypothetical-(b)		$3.55
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.75%
Actual		$3.93
Hypothetical-(b)		$3.80

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts and administration agreements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract and administration agreement, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts and administration agreements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that the Advisory Contract currently in place for each Freedom fund had become effective on June 1, 2017 after receiving shareholder approval and had implemented a new fee structure whereby each Freedom fund pays an all-inclusive management fee that varies by class and the underlying Fidelity funds in which the Freedom fund invests no longer pay expenses, with certain limited exceptions.

In considering whether to renew the Advisory Contract and administration agreement for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses, if any) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one-year period for Freedom 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board noted that each fund's current Advisory Contract, which imposes a class-level management fee that covers most expenses of the top-level fund and underlying funds, rather than just management services, went into effect on June 1, 2017, after receiving shareholder approval. The Board noted that the new pricing structure will reduce the overall expenses that shareholders pay and provide for less fluctuation in fund expenses. As a result, the Board did not consider competitive management fee comparisons for prior years, when the fund did not pay a top-level management fee.

The Board instead compared each fund's current class-level management fee rate (calculated using Schedule A of the Advisory Contract with 2017 as a base year to derive the "Years to Retirement") relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2016. The Board noted that each fund's current class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2016. The Board noted that the majority of peer funds do not have top-level management fees, similar to the funds' fee structure prior to June 1, 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's current class-level management fee rate under the current Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the current total expense ratio of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2016. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the current total expense ratio of each fund (except Freedom 2020 Fund) (including expenses of the underlying funds in which each fund invests) ranks below the median total expenses for competitor funds based on the competitive data for 2016 and the current total expense ratio for Freedom 2020 Fund (including expenses of the underlying funds in which the fund invests) ranks above the median. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that Freedom 2020 Fund's current total expense ratio is above the competitive median because a number of competitor target date funds that Lipper previously categorized as passive were moved to the active target date mapped group in 2016, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest in passive products, Freedom 2020 Fund's current total expense ratio (had it been in effect for 2016) ranks equal to the competitive median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Freedom 2020 Fund was above the median of the universe presented for comparison, each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

Because the funds only recently began paying management fees, the Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund prior to the change in fee arrangements were not a material factor in its approval of the continuance of each fund's current Advisory Contract. In connection with its future renewal of each fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on December 22, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	67,962,879,437.90	95.738
Withheld	3,026,199,416.67	4.262
TOTAL	70,989,078,854.57	100.000
John Engler
Affirmative	67,621,098,922.89	95.256
Withheld	3,367,979,931.68	4.744
TOTAL	70,989,078,854.57	100.000
Albert R. Gamper, Jr.
Affirmative	67,692,979,200.48	95.357
Withheld	3,296,099,654.09	4.643
TOTAL	70,989,078,854.57	100.000
Robert F. Gartland
Affirmative	67,834,076,287.79	95.556
Withheld	3,155,002,566.78	4.444
TOTAL	70,989,078,854.57	100.000
Abigail P. Johnson
Affirmative	67,845,327,470.44	95.572
Withheld	3,143,751,384.13	4.428
TOTAL	70,989,078,854.57	100.000
Arthur E. Johnson
Affirmative	67,698,760,709.29	95.366
Withheld	3,290,318,145.28	4.634
TOTAL	70,989,078,854.57	100.000
Michael E. Kenneally
Affirmative	67,851,407,081.44	95.581
Withheld	3,137,671,773.13	4.419
TOTAL	70,989,078,854.57	100.000
James H. Keyes
Affirmative	67,741,432,698.10	95.426
Withheld	3,247,646,156.47	4.574
TOTAL	70,989,078,854.57	100.000
Marie L. Knowles
Affirmative	67,825,908,094.48	95.545
Withheld	3,163,170,760.09	4.455
TOTAL	70,989,078,854.57	100.000
Jennifer Toolin McAuliffe
Affirmative	67,916,195,545.89	95.672
Withheld	3,072,883,308.68	4.328
TOTAL	70,989,078,854.57	100.000
Mark A. Murray
Affirmative	67,892,016,830.18	95.638
Withheld	3,097,062,024.39	4.362
TOTAL	70,989,078,854.57	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® Income Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,317,725,808.91	85.452
Against	57,209,301.81	3.710
Abstain	139,752,421.36	9.063
Broker Non - Votes	27,380,033.54	1.775
TOTAL	1,542,067,565.62	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2005 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	388,274,134.37	87.344
Against	13,463,802.33	3.029
Abstain	37,902,359.85	8.526
Broker Non - Votes	4,897,062.03	1.101
TOTAL	444,537,358.58	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2010 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	2,894,055,622.85	87.706
Against	104,012,980.85	3.152
Abstain	245,808,272.57	7.449
Broker Non - Votes	55,875,837.65	1.693
TOTAL	3,299,752,713.92	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2015 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,113,584,816.65	87.813
Against	119,264,314.90	3.363
Abstain	263,279,480.29	7.425
Broker Non - Votes	49,610,493.35	1.399
TOTAL	3,545,739,105.19	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2020 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	6,025,459,912.49	86.695
Against	267,999,712.00	3.857
Abstain	516,809,630.88	7.435
Broker Non - Votes	139,922,497.86	2.013
TOTAL	6,950,191,753.23	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2025 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	4,230,187,161.45	87.910
Against	160,635,672.08	3.339
Abstain	324,990,750.24	6.753
Broker Non - Votes	96,181,985.59	1.998
TOTAL	4,811,995,569.36	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2030 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	5,129,410,373.39	87.329
Against	265,860,179.11	4.527
Abstain	352,198,671.47	5.996
Broker Non - Votes	126,211,770.57	2.148
TOTAL	5,873,680,994.54	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2035 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	2,847,204,408.78	87.443
Against	177,346,742.35	5.447
Abstain	176,248,564.92	5.412
Broker Non - Votes	55,292,814.44	1.698
TOTAL	3,256,092,530.49	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2040 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,150,340,778.51	85.921
Against	192,086,025.33	5.239
Abstain	232,983,406.13	6.354
Broker Non - Votes	91,156,325.31	2.486
TOTAL	3,666,566,535.28	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2045 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,317,538,632.19	81.312
Against	120,626,001.56	7.444
Abstain	151,330,394.95	9.339
Broker Non - Votes	30,868,166.30	1.905
TOTAL	1,620,363,195.00	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2050 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,101,712,738.67	83.074
Against	61,795,036.11	4.660
Abstain	128,516,950.87	9.690
Broker Non - Votes	34,162,694.66	2.576
TOTAL	1,326,187,420.31	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2055 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	317,070,106.59	81.637
Against	13,109,509.54	3.376
Abstain	46,988,431.20	12.098
Broker Non - Votes	11,222,182.33	2.889
TOTAL	388,390,229.66	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2060 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	28,199,563.81	79.727
Against	2,245,306.30	6.349
Abstain	2,904,387.30	8.211
Broker Non - Votes	2,020,954.26	5.713
TOTAL	35,370,211.67	100.000

Proposal 1 reflects trust-wide proposal and voting results.
The special meeting of shareholders of Fidelity® Freedom 2045 Fund and Fidelity® Freedom 2050 Fund reconvened on January 27, 2017 with respect to proposal 2.

The special meeting of shareholders of Fidelity® Freedom 2055 Fund and Fidelity® Freedom 2060 Fund reconvened on April 19, 2017 with respect to proposal 2.

FF-K6-SANN-1117
1.9885888.100

Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Semi-Annual Report September 30, 2017

Contents

Fidelity Freedom® Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	37.2	37.5
Fidelity Series Government Money Market Fund 1.09%	20.9	21.0
Fidelity Series Short-Term Credit Fund	6.8	7.0
Fidelity Series Emerging Markets Fund	3.9	4.7
Fidelity Series Inflation-Protected Bond Index Fund	3.7	3.8
Fidelity Series International Value Fund	2.8	2.7
Fidelity Series International Growth Fund	2.8	2.6
Fidelity Series Intrinsic Opportunities Fund	2.3	1.6
Fidelity Series Growth & Income Fund	2.1	1.7
Fidelity Series Commodity Strategy Fund	2.0	1.7
	84.5	84.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.0%
International Equity Funds	10.5%
Bond Funds	45.8%
Short-Term Funds	27.7%

Six months ago
Domestic Equity Funds	17.1%
International Equity Funds	10.6%
Bond Funds	44.3%
Short-Term Funds	28.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	1,097,721	$18,189,233
Fidelity Series 1000 Value Index Fund (a)	1,750,446	21,985,604
Fidelity Series All-Sector Equity Fund (a)	2,543,358	34,004,694
Fidelity Series Blue Chip Growth Fund (a)	2,628,701	34,804,005
Fidelity Series Commodity Strategy Fund (a)	14,524,047	75,960,766
Fidelity Series Growth & Income Fund (a)	5,237,803	79,666,988
Fidelity Series Growth Company Fund (a)	4,046,410	69,436,388
Fidelity Series Intrinsic Opportunities Fund (a)	5,033,828	86,481,157
Fidelity Series Opportunistic Insights Fund (a)	2,103,613	38,348,857
Fidelity Series Real Estate Equity Fund (a)	533,556	6,888,212
Fidelity Series Small Cap Discovery Fund (a)	851,107	10,213,284
Fidelity Series Small Cap Opportunities Fund (a)	2,252,764	31,493,635
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,460,971	59,286,306
Fidelity Series Value Discovery Fund (a)	3,064,195	41,121,502
TOTAL DOMESTIC EQUITY FUNDS
(Cost $462,104,633)		607,880,631

International Equity Funds - 10.5%
Fidelity Series Canada Fund (a)	1,007,068	10,715,205
Fidelity Series Emerging Markets Fund (a)	7,142,065	147,126,541
Fidelity Series International Growth Fund (a)	6,629,991	105,350,554
Fidelity Series International Small Cap Fund (a)	1,430,281	25,616,337
Fidelity Series International Value Fund (a)	10,013,085	107,840,926
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $291,292,591)		396,649,563

Bond Funds - 45.8%
Fidelity Series Emerging Markets Debt Fund (a)	2,788,270	29,165,303
Fidelity Series Floating Rate High Income Fund (a)	969,267	9,198,349
Fidelity Series High Income Fund (a)	5,853,671	57,073,291
Fidelity Series Inflation-Protected Bond Index Fund (a)	14,278,214	141,211,540
Fidelity Series International Credit Fund (a)	185,006	1,859,314
Fidelity Series Investment Grade Bond Fund (a)	125,032,062	1,414,112,620
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,901,291	69,452,350
Fidelity Series Real Estate Income Fund (a)	1,622,870	18,127,453
TOTAL BOND FUNDS
(Cost $1,694,337,831)		1,740,200,220

Short-Term Funds - 27.7%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	795,402,632	795,402,632
Fidelity Series Short-Term Credit Fund (a)	25,760,047	257,342,870
TOTAL SHORT-TERM FUNDS
(Cost $1,052,532,048)		1,052,745,502
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,500,267,103)		3,797,475,916
NET OTHER ASSETS (LIABILITIES) - 0.0%		(752,950)
NET ASSETS - 100%		$3,796,722,966

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$11,491,675	$313,457	$2,142,067	$--	$648,035	$302,183	$18,189,233
Fidelity Series 1000 Value Index Fund	14,043,610	447,702	2,436,371	--	86,404	784,566	21,985,604
Fidelity Series All-Sector Equity Fund	21,673,165	592,813	4,284,785	--	761,679	1,080,380	34,004,694
Fidelity Series Blue Chip Growth Fund	22,111,317	3,620,117	5,486,124	67,377	1,369,186	(1,409,835)	34,804,005
Fidelity Series Canada Fund	--	10,397,641	22,598	--	120	121,242	10,715,205
Fidelity Series Commodity Strategy Fund	35,467,629	10,495,842	2,307,390	116,191	(1,009,411)	683,046	75,960,766
Fidelity Series Emerging Markets Debt Fund	16,127,912	996,647	629,285	538,710	2,684	287,386	29,165,303
Fidelity Series Emerging Markets Fund	100,230,776	3,041,873	48,021,112	--	7,869,246	6,888,906	147,126,541
Fidelity Series Floating Rate High Income Fund	5,291,055	286,762	259,241	130,257	(5,430)	(11,146)	9,198,349
Fidelity Series Government Money Market Fund 1.09%	449,183,508	29,176,806	21,244,310	2,225,820	--	--	795,402,632
Fidelity Series Growth & Income Fund	37,258,926	13,807,062 (a)	6,804,790	193,065	96,090	2,655,144	79,666,988
Fidelity Series Growth Company Fund	43,774,948	1,015,728	11,297,735	--	4,004,153	2,928,174	69,436,388
Fidelity Series High Income Fund	32,354,262	1,819,776	1,713,805	965,604	(21,219)	663,612	57,073,291
Fidelity Series Inflation-Protected Bond Index Fund	80,976,154	3,835,263	3,994,363	51,511	(97,886)	(418,778)	141,211,540
Fidelity Series International Credit Fund	--	1,046,127	409	--	--	1,207	1,859,314
Fidelity Series International Growth Fund	56,577,829	3,398,403	9,445,556	--	836,813	7,083,462	105,350,554
Fidelity Series International Small Cap Fund	12,490,172	1,050,900	927,387	--	17,541	2,175,890	25,616,337
Fidelity Series International Value Fund	56,718,964	4,744,118	7,775,798	--	275,768	7,082,273	107,840,926
Fidelity Series Intrinsic Opportunities Fund	34,027,643	15,005,333 (a)	711,307	603,421	13,103	2,151,197	86,481,157
Fidelity Series Investment Grade Bond Fund	801,856,863	40,887,391	39,531,927	10,836,622	86,271	5,740,953	1,414,112,620
Fidelity Series Long-Term Treasury Bond Index Fund	751,776	54,474,403	476,221	195,181	(19,255)	(764,094)	69,452,350
Fidelity Series Opportunistic Insights Fund	24,263,870	667,013	5,750,287	--	2,241,273	868,680	38,348,857
Fidelity Series Real Estate Equity Fund	4,491,516	294,075	742,857	33,609	138,226	(192,606)	6,888,212
Fidelity Series Real Estate Income Fund	10,269,443	771,880	629,507	255,916	15,237	50,792	18,127,453
Fidelity Series Short-Term Credit Fund	149,257,239	5,722,390	7,281,948	1,287,011	(5,196)	(31,413)	257,342,870
Fidelity Series Small Cap Discovery Fund	6,625,176	204,186	1,212,021	28,183	149,823	348,527	10,213,284
Fidelity Series Small Cap Opportunities Fund	19,807,202	2,764,109	3,288,910	58,561	467,937	(985,063)	31,493,635
Fidelity Series Stock Selector Large Cap Value Fund	37,719,914	1,181,044	6,271,687	--	1,036,718	1,152,314	59,286,306
Fidelity Series Value Discovery Fund	52,910,613	1,137,092	31,136,204 (a)	388,337	6,370,055	(5,186,817)	41,121,502
Total	$2,137,753,157	$ 213,195,953	$ 225,826,002	$17,975,376	$ 25,327,965	$34,050,182	$3,797,475,916

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $3,500,267,103) — See accompanying schedule		$3,797,475,916
Cash		13
Receivable for investments sold		601,884
Receivable for fund shares sold		6,403,068
Dividends receivable		672,850
Total assets		3,805,153,731
Liabilities
Payable for fund shares redeemed	$7,035,650
Accrued management fee	1,395,115
Total liabilities		8,430,765
Net Assets		$3,796,722,966
Net Assets consist of:
Paid in capital		$3,466,779,086
Undistributed net investment income		4,462,550
Accumulated undistributed net realized gain (loss) on investments		28,272,517
Net unrealized appreciation (depreciation) on investments		297,208,813
Net Assets		$3,796,722,966
Fidelity Freedom Income Fund:
Net Asset Value, offering price and redemption price per share ($2,141,916,796 ÷ 180,750,083 shares)		$11.85
Class K:
Net Asset Value, offering price and redemption price per share ($1,648,136,293 ÷ 139,222,585 shares)		$11.84
Class K6:
Net Asset Value, offering price and redemption price per share ($6,669,877 ÷ 563,115 shares)		$11.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$17,975,376
Expenses
Management fee	$3,739,557
Independent trustees' fees and expenses	3,897
Total expenses before reductions	3,743,454
Expense reductions	(1,400)	3,742,054
Net investment income (loss)		14,233,322
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	25,327,965
Capital gain distributions from underlying funds	8,504,511
Total net realized gain (loss)		33,832,476
Change in net unrealized appreciation (depreciation) on underlying funds		34,050,182
Net gain (loss)		67,882,658
Net increase (decrease) in net assets resulting from operations		$82,115,980

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,233,322	$36,768,529
Net realized gain (loss)	33,832,476	31,357,348
Change in net unrealized appreciation (depreciation)	34,050,182	59,659,034
Net increase (decrease) in net assets resulting from operations	82,115,980	127,784,911
Distributions to shareholders from net investment income	(12,627,158)	(37,016,596)
Distributions to shareholders from net realized gain	(14,993,579)	(32,674,118)
Total distributions	(27,620,737)	(69,690,714)
Share transactions - net increase (decrease)	1,604,475,573	(105,335,895)
Total increase (decrease) in net assets	1,658,970,816	(47,241,698)
Net Assets
Beginning of period	2,137,752,150	2,184,993,848
End of period	$3,796,722,966	$2,137,752,150
Other Information
Undistributed net investment income end of period	$4,462,550	$2,856,386

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Income Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.57	$11.26	$11.75	$11.86	$11.91	$11.60
Income from Investment Operations
Net investment income (loss)A	.06	.19	.21	.21	.16	.15
Net realized and unrealized gain (loss)	.37	.49	(.27)	.28	.30	.40
Total from investment operations	.43	.68	(.06)	.49	.46	.55
Distributions from net investment income	(.07)	(.20)B	(.21)	(.20)	(.16)	(.16)
Distributions from net realized gain	(.08)	(.17)B	(.22)	(.40)	(.35)	(.08)
Total distributions	(.15)	(.37)	(.43)	(.60)	(.51)	(.24)
Net asset value, end of period	$11.85	$11.57	$11.26	$11.75	$11.86	$11.91
Total ReturnC,D	3.76%	6.16%	(.45)%	4.31%	3.95%	4.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.31%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.31%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.31%G	-%	-%	-%	-%	-%
Net investment income (loss)	1.06%G	1.70%	1.86%	1.77%	1.37%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$2,141,917	$2,137,752	$2,184,994	$2,483,848	$1,935,210	$2,191,666
Portfolio turnover rateE	20 %G,I	31%	20%	26%I	31%	14%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than $.005%

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.76
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	.05
Total from investment operations	.11
Distributions from net investment income	(.03)
Distributions from net realized gain	–
Total distributions	(.03)
Net asset value, end of period	$11.84
Total ReturnC,D	.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G,H
Expenses net of fee waivers, if any	.46%G,H
Expenses net of all reductions	.46%G,H
Net investment income (loss)	3.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,648,136
Portfolio turnover rateE	20%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	.14
Total from investment operations	.20
Distributions from net investment income	(.04)
Distributions from net realized gain	–
Total distributions	(.04)
Net asset value, end of period	$11.84
Total ReturnC,D	1.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G
Expenses net of fee waivers, if any	.37%G
Expenses net of all reductions	.37%G
Net investment income (loss)	1.74%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,670
Portfolio turnover rateE	20%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	33.6	33.7
Fidelity Series Government Money Market Fund 1.09%	16.2	15.9
Fidelity Series Short-Term Credit Fund	5.1	5.3
Fidelity Series Emerging Markets Fund	4.7	5.7
Fidelity Series International Value Fund	3.9	3.8
Fidelity Series International Growth Fund	3.8	3.8
Fidelity Series Intrinsic Opportunities Fund	3.4	2.4
Fidelity Series Inflation-Protected Bond Index Fund	3.3	3.3
Fidelity Series Growth & Income Fund	3.2	2.6
Fidelity Series Growth Company Fund	2.8	3.1
	80.0	79.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.3%
International Equity Funds	13.7%
Bond Funds	41.7%
Short-Term Funds	21.3%

Six months ago
Domestic Equity Funds	24.7%
International Equity Funds	14.1%
Bond Funds	40.0%
Short-Term Funds	21.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	451,702	$7,484,705
Fidelity Series 1000 Value Index Fund (a)	722,615	9,076,045
Fidelity Series All-Sector Equity Fund (a)	1,046,567	13,992,598
Fidelity Series Blue Chip Growth Fund (a)	1,081,621	14,320,657
Fidelity Series Commodity Strategy Fund (a)	3,932,099	20,564,880
Fidelity Series Growth & Income Fund (a)	2,161,904	32,882,555
Fidelity Series Growth Company Fund (a)	1,665,186	28,574,590
Fidelity Series Intrinsic Opportunities Fund (a)	2,014,148	34,603,056
Fidelity Series Opportunistic Insights Fund (a)	865,632	15,780,478
Fidelity Series Real Estate Equity Fund (a)	219,906	2,838,988
Fidelity Series Small Cap Discovery Fund (a)	350,312	4,203,750
Fidelity Series Small Cap Opportunities Fund (a)	928,294	12,977,544
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,843,274	24,497,105
Fidelity Series Value Discovery Fund (a)	1,266,763	16,999,960
TOTAL DOMESTIC EQUITY FUNDS
(Cost $187,374,093)		238,796,911

International Equity Funds - 13.7%
Fidelity Series Canada Fund (a)	370,327	3,940,275
Fidelity Series Emerging Markets Fund (a)	2,369,544	48,812,600
Fidelity Series International Growth Fund (a)	2,429,282	38,601,291
Fidelity Series International Small Cap Fund (a)	526,012	9,420,877
Fidelity Series International Value Fund (a)	3,693,836	39,782,609
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $106,946,186)		140,557,652

Bond Funds - 41.7%
Fidelity Series Emerging Markets Debt Fund(a)	737,180	7,710,904
Fidelity Series Floating Rate High Income Fund (a)	259,457	2,462,249
Fidelity Series High Income Fund (a)	1,578,873	15,394,010
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,395,739	33,583,861
Fidelity Series International Credit Fund (a)	50,583	508,355
Fidelity Series Investment Grade Bond Fund (a)	30,439,533	344,271,121
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,225,299	19,560,374
Fidelity Series Real Estate Income Fund (a)	439,887	4,913,536
TOTAL BOND FUNDS
(Cost $431,303,789)		428,404,410

Short-Term Funds - 21.3%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	166,368,100	166,368,100
Fidelity Series Short-Term Credit Fund (a)	5,227,091	52,218,642
TOTAL SHORT-TERM FUNDS
(Cost $218,566,386)		218,586,742
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $944,190,454)		1,026,345,715
NET OTHER ASSETS (LIABILITIES) - 0.0%		(396,450)
NET ASSETS - 100%		$1,025,949,265

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$4,687,350	$220,852	$777,002	$--	$272,312	$123,563	$7,484,705
Fidelity Series 1000 Value Index Fund	5,728,190	268,370	829,602	--	27,589	333,353	9,076,045
Fidelity Series All-Sector Equity Fund	8,840,190	415,126	1,565,228	--	40,239	724,961	13,992,598
Fidelity Series Blue Chip Growth Fund	9,019,055	1,669,043	2,060,775	27,780	472,549	(479,236)	14,320,657
Fidelity Series Canada Fund	--	3,458,266	9,966	--	63	54,172	3,940,275
Fidelity Series Commodity Strategy Fund	9,618,952	3,245,576	606,135	31,506	(34,317)	(47,638)	20,564,880
Fidelity Series Emerging Markets Debt Fund	4,351,269	342,939	179,538	140,359	1,345	78,601	7,710,904
Fidelity Series Emerging Markets Fund	33,214,881	1,673,278	14,713,102	--	1,832,799	3,091,704	48,812,600
Fidelity Series Floating Rate High Income Fund	1,443,737	107,949	73,862	34,343	(590)	(3,963)	2,462,249
Fidelity Series Government Money Market Fund 1.09%	93,037,687	10,890,184	4,614,642	452,112	--	--	166,368,100
Fidelity Series Growth & Income Fund	15,197,493	6,046,260 (a)	2,280,940	81,582	16,646	1,108,344	32,882,555
Fidelity Series Growth Company Fund	17,856,033	588,531	4,076,629	--	1,401,123	1,477,803	28,574,590
Fidelity Series High Income Fund	8,842,210	690,361	443,871	256,024	317	173,909	15,394,010
Fidelity Series Inflation-Protected Bond Index Fund	19,379,371	1,516,183	1,002,280	11,831	(67,673)	(48,673)	33,583,861
Fidelity Series International Credit Fund	--	298,759	431	--	--	454	508,355
Fidelity Series International Growth Fund	21,908,894	1,150,957	3,693,439	--	449,461	2,601,049	38,601,291
Fidelity Series International Small Cap Fund	4,894,618	363,966	458,751	--	26,076	825,565	9,420,877
Fidelity Series International Value Fund	21,965,189	1,673,294	2,777,920	--	46,254	2,750,566	39,782,609
Fidelity Series Intrinsic Opportunities Fund	13,804,364	6,563,982 (a)	348,265	241,221	5,815	888,066	34,603,056
Fidelity Series Investment Grade Bond Fund	196,594,195	16,213,511	9,723,475	2,583,153	(12,266)	1,525,258	344,271,121
Fidelity Series Long-Term Treasury Bond Index Fund	181,407	15,768,264	141,002	51,423	(4,398)	(205,421)	19,560,374
Fidelity Series Opportunistic Insights Fund	9,897,007	469,692	2,148,014	--	766,962	525,846	15,780,478
Fidelity Series Real Estate Equity Fund	1,819,013	157,860	248,715	14,239	10,819	(32,662)	2,838,988
Fidelity Series Real Estate Income Fund	2,851,782	268,873	167,895	72,252	736	16,929	4,913,536
Fidelity Series Short-Term Credit Fund	30,870,409	1,822,169	1,594,554	256,695	(540)	(2,863)	52,218,642
Fidelity Series Small Cap Discovery Fund	2,702,182	135,693	438,482	11,750	48,101	155,583	4,203,750
Fidelity Series Small Cap Opportunities Fund	8,077,116	1,296,722	1,153,982	24,180	74,066	(285,950)	12,977,544
Fidelity Series Stock Selector Large Cap Value Fund	15,385,439	722,964	2,123,481	--	64,284	845,955	24,497,105
Fidelity Series Value Discovery Fund	21,581,521	691,803	12,423,519(a)	162,799	1,024,666	(537,382)	16,999,960
Total	$583,749,554	$78,731,427	$70,675,497	$4,453,249	$6,462,438	$15,657,893	$1,026,345,715

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $944,190,454) — See accompanying schedule		$1,026,345,715
Cash		12
Receivable for investments sold		8
Receivable for fund shares sold		1,639,541
Total assets		1,027,985,276
Liabilities
Payable for investments purchased	$259,400
Payable for fund shares redeemed	1,378,936
Accrued management fee	397,675
Total liabilities		2,036,011
Net Assets		$1,025,949,265
Net Assets consist of:
Paid in capital		$932,726,964
Undistributed net investment income		3,333,274
Accumulated undistributed net realized gain (loss) on investments		7,733,766
Net unrealized appreciation (depreciation) on investments		82,155,261
Net Assets		$1,025,949,265
Fidelity Freedom 2005 Fund:
Net Asset Value, offering price and redemption price per share ($595,517,477 ÷ 47,173,970 shares)		$12.62
Class K:
Net Asset Value, offering price and redemption price per share ($428,058,469 ÷ 33,916,786 shares)		$12.62
Class K6:
Net Asset Value, offering price and redemption price per share ($2,373,319 ÷ 187,944 shares)		$12.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,453,249
Expenses
Management fee	$1,088,388
Independent trustees' fees and expenses	1,076
Total expenses before reductions	1,089,464
Expense reductions	(383)	1,089,081
Net investment income (loss)		3,364,168
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	6,462,438
Capital gain distributions from underlying funds	3,485,211
Total net realized gain (loss)		9,947,649
Change in net unrealized appreciation (depreciation) on underlying funds		15,657,893
Net gain (loss)		25,605,542
Net increase (decrease) in net assets resulting from operations		$28,969,710

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,364,168	$9,931,239
Net realized gain (loss)	9,947,649	8,364,571
Change in net unrealized appreciation (depreciation)	15,657,893	26,065,382
Net increase (decrease) in net assets resulting from operations	28,969,710	44,361,192
Distributions to shareholders from net investment income	(1,620,929)	(10,200,069)
Distributions to shareholders from net realized gain	(5,291,856)	(7,369,706)
Total distributions	(6,912,785)	(17,569,775)
Share transactions - net increase (decrease)	420,138,654	(23,764,200)
Total increase (decrease) in net assets	442,195,579	3,027,217
Net Assets
Beginning of period	583,753,686	580,726,469
End of period	$1,025,949,265	$583,753,686
Other Information
Undistributed net investment income end of period	$3,333,274	$1,590,035

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2005 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.66	$12.24	$12.01	$11.53	$11.11
Income from Investment Operations
Net investment income (loss)A	.05	.20	.22	.22	.16	.15
Net realized and unrealized gain (loss)	.52	.71	(.34)	.40	.58	.51
Total from investment operations	.57	.91	(.12)	.62	.74	.66
Distributions from net investment income	(.03)	(.22)B	(.22)	(.23)	(.15)	(.17)
Distributions from net realized gain	(.11)	(.15)B	(.23)	(.17)	(.10)	(.07)
Total distributions	(.15)C	(.37)	(.46)D	(.39)E	(.26)F	(.24)
Net asset value, end of period	$12.62	$12.20	$11.66	$12.24	$12.01	$11.53
Total ReturnG,H	4.67%	7.91%	(1.01)%	5.26%	6.43%	5.99%
Ratios to Average Net AssetsI,J
Expenses before reductions	.33%K	- %L	- %L	- %L	- %L	- %L
Expenses net of fee waivers, if any	.33%K	-%	-%	-%	-%	-%
Expenses net of all reductions	.33%K	-%	-%	-%	-%	-%
Net investment income (loss)	.86%K	1.70%	1.87%	1.79%	1.38%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$595,517	$583,754	$580,726	$639,723	$668,987	$704,183
Portfolio turnover rateI	24%K,M	31%	22%	23%	44%	22%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.111 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.234 per share.

 E Total distributions of $.39 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.168 per share.

 F Total distributions of $.26 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.103 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L Amount represents less than $.005%

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.48
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.06
Total from investment operations	.14
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$12.62
Total ReturnC,D	1.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G,H
Expenses net of fee waivers, if any	.45%G,H
Expenses net of all reductions	.45%G,H
Net investment income (loss)	3.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$428,058
Portfolio turnover rateE	24%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.36
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	.21
Total from investment operations	.27
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$12.63
Total ReturnC,D	2.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.38%G
Expenses net of fee waivers, if any	.38%G
Expenses net of all reductions	.38%G
Net investment income (loss)	1.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,373
Portfolio turnover rateE	24%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	30.1	30.3
Fidelity Series Government Money Market Fund 1.09%	12.5	12.2
Fidelity Series Emerging Markets Fund	5.7	6.5
Fidelity Series International Value Fund	4.7	4.7
Fidelity Series International Growth Fund	4.6	4.7
Fidelity Series Intrinsic Opportunities Fund	4.3	3.0
Fidelity Series Growth & Income Fund	4.1	3.3
Fidelity Series Short-Term Credit Fund	3.9	4.0
Fidelity Series Growth Company Fund	3.6	3.9
Fidelity Series Stock Selector Large Cap Value Fund	3.1	3.3
	76.6	75.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.4%
International Equity Funds	16.6%
Bond Funds	37.6%
Short-Term Funds	16.4%

Six months ago
Domestic Equity Funds	30.9%
International Equity Funds	16.9%
Bond Funds	36.0%
Short-Term Funds	16.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,867,315	$64,081,403
Fidelity Series 1000 Value Index Fund (a)	6,175,372	77,562,670
Fidelity Series All-Sector Equity Fund (a)	8,959,938	119,794,371
Fidelity Series Blue Chip Growth Fund (a)	9,260,377	122,607,396
Fidelity Series Commodity Strategy Fund (a)	25,892,028	135,415,305
Fidelity Series Growth & Income Fund (a)	18,464,744	280,848,758
Fidelity Series Growth Company Fund (a)	14,255,793	244,629,402
Fidelity Series Intrinsic Opportunities Fund (a)	16,965,860	291,473,483
Fidelity Series Opportunistic Insights Fund (a)	7,411,484	135,111,362
Fidelity Series Real Estate Equity Fund (a)	1,880,314	24,274,848
Fidelity Series Small Cap Discovery Fund (a)	2,998,064	35,976,770
Fidelity Series Small Cap Opportunities Fund (a)	7,945,661	111,080,342
Fidelity Series Stock Selector Large Cap Value Fund (a)	15,726,506	209,005,264
Fidelity Series Value Discovery Fund (a)	10,828,562	145,319,309
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,504,391,456)		1,997,180,683

International Equity Funds - 16.6%
Fidelity Series Canada Fund (a)	3,006,314	31,987,182
Fidelity Series Emerging Markets Fund (a)	18,646,287	384,113,521
Fidelity Series International Growth Fund (a)	19,727,323	313,467,163
Fidelity Series International Small Cap Fund (a)	4,264,215	76,372,083
Fidelity Series International Value Fund (a)	29,930,090	322,347,065
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $841,379,615)		1,128,287,014

Bond Funds - 37.6%
Fidelity Series Emerging Markets Debt Fund (a)	4,864,914	50,887,001
Fidelity Series Floating Rate High Income Fund (a)	1,700,968	16,142,182
Fidelity Series High Income Fund (a)	10,399,179	101,391,999
Fidelity Series Inflation-Protected Bond Index Fund (a)	17,981,992	177,841,897
Fidelity Series International Credit Fund (a)	339,098	3,407,930
Fidelity Series Investment Grade Bond Fund (a)	180,765,791	2,044,461,096
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,780,740	129,922,702
Fidelity Series Real Estate Income Fund (a)	2,890,295	32,284,597
TOTAL BOND FUNDS
(Cost $2,567,035,060)		2,556,339,404

Short-Term Funds - 16.4%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	848,385,738	848,385,738
Fidelity Series Short-Term Credit Fund (a)	26,205,575	261,793,698
TOTAL SHORT-TERM FUNDS
(Cost $1,110,132,571)		1,110,179,436
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,022,938,702)		6,791,986,537
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,046,304)
NET ASSETS - 100%		$6,789,940,233

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$42,164,646	$946,226	$6,186,963	$--	$2,447,671	$1,036,305	$64,081,403
Fidelity Series 1000 Value Index Fund	51,526,879	1,136,565	6,541,629	--	239,011	2,871,499	77,562,670
Fidelity Series All-Sector Equity Fund	79,520,284	1,773,206	12,561,684	--	684,229	6,057,140	119,794,371
Fidelity Series Blue Chip Growth Fund	81,130,669	12,460,782	16,958,620	238,046	4,094,263	(3,747,514)	122,607,396
Fidelity Series Canada Fund	--	26,648,022	112,409	--	757	507,716	31,987,182
Fidelity Series Commodity Strategy Fund	66,580,114	22,430,735	4,809,191	207,671	(2,643,966)	2,152,458	135,415,305
Fidelity Series Emerging Markets Debt Fund	30,964,719	1,718,371	1,451,036	1,013,754	7,230	575,474	50,887,001
Fidelity Series Emerging Markets Fund	271,438,238	6,573,919	104,144,607	--	13,853,391	26,035,900	384,113,521
Fidelity Series Floating Rate High Income Fund	10,226,318	486,733	597,965	246,420	(15,389)	(16,446)	16,142,182
Fidelity Series Government Money Market Fund 1.09%	504,760,496	52,805,422	29,121,121	2,513,350	--	--	848,385,738
Fidelity Series Growth & Income Fund	136,706,954	50,627,998 (a)	18,091,583	737,825	501,106	8,984,064	280,848,758
Fidelity Series Growth Company Fund	160,622,872	3,309,113	35,614,170	--	12,203,015	13,437,494	244,629,402
Fidelity Series High Income Fund	62,714,112	3,319,569	3,592,571	1,839,959	(47,590)	1,225,802	101,391,999
Fidelity Series Inflation-Protected Bond Index Fund	110,955,952	5,785,823	6,577,841	69,038	(618,985)	85,304	177,841,897
Fidelity Series International Credit Fund	--	2,089,683	787	--	--	3,934	3,407,930
Fidelity Series International Growth Fund	192,889,582	4,799,241	32,464,612	--	7,285,665	19,013,277	313,467,163
Fidelity Series International Small Cap Fund	43,404,977	1,108,945	4,065,057	--	717,397	6,644,500	76,372,083
Fidelity Series International Value Fund	193,388,884	7,539,475	23,786,322	--	783,356	22,908,673	322,347,065
Fidelity Series Intrinsic Opportunities Fund	123,853,701	54,514,180 (a)	2,482,706	2,034,963	30,821	8,098,284	291,473,483
Fidelity Series Investment Grade Bond Fund	1,251,611,176	77,918,734	71,402,565	16,753,535	129,742	10,377,411	2,044,461,096
Fidelity Series Long-Term Treasury Bond Index Fund	1,150,158	106,826,037	1,205,855	370,756	(48,263)	(1,271,978)	129,922,702
Fidelity Series Opportunistic Insights Fund	89,027,558	2,000,638	17,580,099	--	6,644,175	4,832,134	135,111,362
Fidelity Series Real Estate Equity Fund	16,232,403	980,005	1,819,482	127,978	259,220	(441,421)	24,274,848
Fidelity Series Real Estate Income Fund	20,314,432	1,327,936	1,601,740	500,538	58,479	75,729	32,284,597
Fidelity Series Short-Term Credit Fund	167,320,535	5,342,134	9,908,315	1,410,053	(4,951)	39,109	261,793,698
Fidelity Series Small Cap Discovery Fund	24,305,650	627,547	3,486,852	105,199	417,263	1,307,943	35,976,770
Fidelity Series Small Cap Opportunities Fund	72,102,603	9,489,640	8,480,906	207,143	842,163	(2,639,034)	111,080,342
Fidelity Series Stock Selector Large Cap Value Fund	138,322,291	3,130,694	16,819,000	--	3,023,129	4,819,266	209,005,264
Fidelity Series Value Discovery Fund	194,132,279	3,631,141	109,795,378(a)	1,469,911	20,019,291	(15,861,274)	145,319,309
Total	$4,137,368,482	$471,348,514	$551,261,066	$29,846,139	$70,862,230	$117,111,749	$6,791,986,537

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $6,022,938,702) — See accompanying schedule		$6,791,986,537
Cash		145
Receivable for investments sold		4,859,805
Receivable for fund shares sold		6,884,600
Dividends receivable		835,765
Other receivables		81,154
Total assets		6,804,648,006
Liabilities
Payable for fund shares redeemed	$11,763,850
Accrued management fee	2,862,770
Other payables and accrued expenses	81,153
Total liabilities		14,707,773
Net Assets		$6,789,940,233
Net Assets consist of:
Paid in capital		$5,909,739,386
Undistributed net investment income		21,491,398
Accumulated undistributed net realized gain (loss) on investments		89,661,614
Net unrealized appreciation (depreciation) on investments		769,047,835
Net Assets		$6,789,940,233
Fidelity Freedom 2010 Fund:
Net Asset Value, offering price and redemption price per share ($4,166,501,440 ÷ 257,670,054 shares)		$16.17
Class K:
Net Asset Value, offering price and redemption price per share ($2,610,006,365 ÷ 161,367,296 shares)		$16.17
Class K6:
Net Asset Value, offering price and redemption price per share ($13,432,428 ÷ 830,434 shares)		$16.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$29,846,139
Expenses
Management fee	$8,148,129
Independent trustees' fees and expenses	8,448
Total expenses before reductions	8,156,577
Expense reductions	(3,152)	8,153,425
Net investment income (loss)		21,692,714
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	70,862,230
Capital gain distributions from underlying funds	29,951,597
Total net realized gain (loss)		100,813,827
Change in net unrealized appreciation (depreciation) on underlying funds		117,111,749
Net gain (loss)		217,925,576
Net increase (decrease) in net assets resulting from operations		$239,618,290

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,692,714	$71,245,001
Net realized gain (loss)	100,813,827	79,597,248
Change in net unrealized appreciation (depreciation)	117,111,749	221,525,569
Net increase (decrease) in net assets resulting from operations	239,618,290	372,367,818
Distributions to shareholders from net investment income	(11,553,873)	(71,220,043)
Distributions to shareholders from net realized gain	(49,891,727)	(73,776,491)
Total distributions	(61,445,600)	(144,996,534)
Share transactions - net increase (decrease)	2,474,407,932	(361,162,304)
Total increase (decrease) in net assets	2,652,580,622	(133,791,020)
Net Assets
Beginning of period	4,137,359,611	4,271,150,631
End of period	$6,789,940,233	$4,137,359,611
Other Information
Undistributed net investment income end of period	$21,491,398	$11,352,557

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2010 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.56	$14.75	$15.75	$15.51	$14.67	$13.99
Income from Investment Operations
Net investment income (loss)A	.06	.26	.28	.28	.22	.22
Net realized and unrealized gain (loss)	.78	1.08	(.50)	.62	.99	.80
Total from investment operations	.84	1.34	(.22)	.90	1.21	1.02
Distributions from net investment income	(.04)	(.26)	(.29)	(.29)	(.21)	(.24)
Distributions from net realized gain	(.19)	(.26)	(.49)	(.36)	(.16)	(.10)
Total distributions	(.23)	(.53)B	(.78)	(.66)C	(.37)	(.34)
Net asset value, end of period	$16.17	$15.56	$14.75	$15.75	$15.51	$14.67
Total ReturnD,E	5.48%	9.27%	(1.42)%	5.91%	8.31%	7.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.36%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.36%H	-%	-%	-%	-%	-%
Net investment income (loss)	.78%H	1.69%	1.86%	1.81%	1.43%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$4,166,501	$4,137,360	$4,271,151	$4,940,590	$5,419,921	$5,879,292
Portfolio turnover rateF	22%H,J	23%	17%	18%	35%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.264 per share.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.361 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than $.005%

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.96
Income from Investment Operations
Net investment income (loss)B	.11
Net realized and unrealized gain (loss)	.10
Total from investment operations	.21
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$16.17
Total ReturnC,D	1.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G,H
Expenses net of fee waivers, if any	.49%G,H
Expenses net of all reductions	.49%G,H
Net investment income (loss)	3.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,610,006
Portfolio turnover rateE	22%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.77
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.33
Total from investment operations	.41
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$16.18
Total ReturnC,D	2.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%G,H
Expenses net of fee waivers, if any	.39%G,H
Expenses net of all reductions	.39%G,H
Net investment income (loss)	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,432
Portfolio turnover rateE	22%G,I

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	26.5	26.6
Fidelity Series Government Money Market Fund 1.09%	9.1	8.8
Fidelity Series Emerging Markets Fund	6.3	7.2
Fidelity Series International Growth Fund	5.6	5.6
Fidelity Series International Value Fund	5.5	5.6
Fidelity Series Intrinsic Opportunities Fund	5.3	3.6
Fidelity Series Growth & Income Fund	5.1	4.0
Fidelity Series Growth Company Fund	4.4	4.7
Fidelity Series Stock Selector Large Cap Value Fund	3.8	4.1
Fidelity Series Short-Term Credit Fund	2.7	2.9
	74.3	73.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.7%
International Equity Funds	19.3%
Bond Funds	33.2%
Short-Term Funds	11.8%

Six months ago
Domestic Equity Funds	37.1%
International Equity Funds	19.7%
Bond Funds	31.5%
Short-Term Funds	11.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	7,294,547	$120,870,641
Fidelity Series 1000 Value Index Fund (a)	11,655,244	146,389,861
Fidelity Series All-Sector Equity Fund (a)	16,899,431	225,945,398
Fidelity Series Blue Chip Growth Fund (a)	17,466,339	231,254,326
Fidelity Series Commodity Strategy Fund (a)	39,588,244	207,046,518
Fidelity Series Growth & Income Fund (a)	34,836,360	529,861,041
Fidelity Series Growth Company Fund (a)	26,887,935	461,396,963
Fidelity Series Intrinsic Opportunities Fund (a)	31,884,522	547,776,090
Fidelity Series Opportunistic Insights Fund (a)	13,978,758	254,832,760
Fidelity Series Real Estate Equity Fund (a)	3,536,311	45,653,777
Fidelity Series Small Cap Discovery Fund (a)	5,647,270	67,767,243
Fidelity Series Small Cap Opportunities Fund (a)	14,961,004	209,154,835
Fidelity Series Stock Selector Large Cap Value Fund (a)	29,673,054	394,354,885
Fidelity Series Value Discovery Fund (a)	20,387,461	273,599,727
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,777,048,514)		3,715,904,065

International Equity Funds - 19.3%
Fidelity Series Canada Fund (a)	5,474,885	58,252,772
Fidelity Series Emerging Markets Fund (a)	32,032,751	659,874,662
Fidelity Series International Growth Fund (a)	36,556,856	580,888,445
Fidelity Series International Small Cap Fund (a)	7,768,717	139,137,720
Fidelity Series International Value Fund (a)	53,595,885	577,227,685
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,491,775,626)		2,015,381,284

Bond Funds - 33.2%
Fidelity Series Emerging Markets Debt Fund (a)	7,241,058	75,741,469
Fidelity Series Floating Rate High Income Fund (a)	2,585,492	24,536,321
Fidelity Series High Income Fund (a)	15,854,373	154,580,134
Fidelity Series Inflation-Protected Bond Index Fund (a)	19,319,887	191,073,685
Fidelity Series International Credit Fund (a)	520,794	5,233,977
Fidelity Series Investment Grade Bond Fund (a)	243,823,247	2,757,640,917
Fidelity Series Long-Term Treasury Bond Index Fund (a)	22,560,204	198,304,190
Fidelity Series Real Estate Income Fund (a)	4,347,397	48,560,420
TOTAL BOND FUNDS
(Cost $3,438,697,548)		3,455,671,113

Short-Term Funds - 11.8%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	941,466,548	941,466,548
Fidelity Series Short-Term Credit Fund (a)	28,542,134	285,135,918
TOTAL SHORT-TERM FUNDS
(Cost $1,226,630,992)		1,226,602,466
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,934,152,680)		10,413,558,928
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,338,855)
NET ASSETS - 100%		$10,410,220,073

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$66,076,673	$3,658,856	$9,238,060	$--	$2,140,470	$3,826,733	$120,870,641
Fidelity Series 1000 Value Index Fund	80,656,571	4,432,421	9,522,999	--	300,476	5,418,975	146,389,861
Fidelity Series All-Sector Equity Fund	124,616,586	6,891,607	18,838,611	--	859,021	10,589,101	225,945,398
Fidelity Series Blue Chip Growth Fund	127,141,191	27,250,215	25,838,564	449,176	5,569,060	(7,704,198)	231,254,326
Fidelity Series Canada Fund	--	43,714,617	296,406	--	1,660	1,065,725	58,252,772
Fidelity Series Commodity Strategy Fund	86,815,524	31,424,975	6,593,467	317,632	(1,785,543)	928,215	207,046,518
Fidelity Series Emerging Markets Debt Fund	39,502,649	3,530,377	2,165,930	1,334,852	9,416	678,553	75,741,469
Fidelity Series Emerging Markets Fund	385,531,580	22,753,341	155,887,829	--	20,440,485	36,290,590	659,874,662
Fidelity Series Floating Rate High Income Fund	13,161,870	1,083,837	890,104	328,677	(17,494)	(23,964)	24,536,321
Fidelity Series Government Money Market Fund 1.09%	465,951,336	74,442,393	31,461,673	2,445,086	--	--	941,466,548
Fidelity Series Growth & Income Fund	214,234,599	90,085,479 (a)	27,309,155	1,173,703	603,167	17,520,594	529,861,041
Fidelity Series Growth Company Fund	251,720,311	12,525,176	53,138,053	--	16,906,231	25,080,249	461,396,963
Fidelity Series High Income Fund	80,807,497	7,085,943	5,349,212	2,454,800	(55,992)	1,741,061	154,580,134
Fidelity Series Inflation-Protected Bond Index Fund	100,136,299	8,595,263	6,945,280	65,418	(213,553)	(597,173)	191,073,685
Fidelity Series International Credit Fund	--	2,725,054	1,593	--	--	1,195	5,233,977
Fidelity Series International Growth Fund	297,558,345	17,699,151	44,986,739	--	6,632,755	34,724,425	580,888,445
Fidelity Series International Small Cap Fund	67,362,639	4,133,626	7,427,961	--	1,150,769	10,516,966	139,137,720
Fidelity Series International Value Fund	298,332,821	20,464,327	48,428,562	--	1,511,866	37,036,899	577,227,685
Fidelity Series Intrinsic Opportunities Fund	192,372,784	98,647,716 (a)	1,704,395	3,823,770	(5,598)	11,758,847	547,776,090
Fidelity Series Investment Grade Bond Fund	1,419,019,666	148,413,447	93,816,686	19,770,738	(114,624)	8,782,887	2,757,640,917
Fidelity Series Long-Term Treasury Bond Index Fund	1,278,499	155,717,243	1,916,202	511,695	(81,544)	(2,220,250)	198,304,190
Fidelity Series Opportunistic Insights Fund	139,516,224	7,767,337	26,613,754	--	9,035,590	9,817,475	254,832,760
Fidelity Series Real Estate Equity Fund	25,334,235	2,603,365	2,694,981	206,902	50,077	(420,142)	45,653,777
Fidelity Series Real Estate Income Fund	26,101,304	2,587,536	2,148,323	654,615	121,461	37,231	48,560,420
Fidelity Series Short-Term Credit Fund	154,330,220	10,162,475	10,654,959	1,350,190	(3,750)	(94,505)	285,135,918
Fidelity Series Small Cap Discovery Fund	38,011,077	2,200,249	5,147,297	168,300	539,249	2,823,589	67,767,243
Fidelity Series Small Cap Opportunities Fund	112,505,917	21,072,338	12,015,733	390,215	935,362	(4,364,704)	209,154,835
Fidelity Series Stock Selector Large Cap Value Fund	215,817,782	11,917,131	23,721,293	--	1,831,301	12,605,472	394,354,885
Fidelity Series Value Discovery Fund	303,444,086	10,770,749	170,304,601(a)	2,329,667	29,494,897	(21,567,872)	273,599,727
Total	$5,327,338,285	$854,356,244	$805,058,422	$37,775,436	$95,855,215	$194,251,974	$10,413,558,928

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $8,934,152,680) — See accompanying schedule		$10,413,558,928
Cash		261
Receivable for investments sold		1,769,504
Receivable for fund shares sold		11,075,836
Dividends receivable		1,359,589
Total assets		10,427,764,118
Liabilities
Payable for fund shares redeemed	$12,876,849
Accrued management fee	4,667,196
Total liabilities		17,544,045
Net Assets		$10,410,220,073
Net Assets consist of:
Paid in capital		$8,766,379,397
Undistributed net investment income		25,763,063
Accumulated undistributed net realized gain (loss) on investments		138,671,365
Net unrealized appreciation (depreciation) on investments		1,479,406,248
Net Assets		$10,410,220,073
Fidelity Freedom 2015 Fund:
Net Asset Value, offering price and redemption price per share ($5,432,013,739 ÷ 405,061,495 shares)		$13.41
Class K:
Net Asset Value, offering price and redemption price per share ($4,936,256,589 ÷ 368,158,182 shares)		$13.41
Class K6:
Net Asset Value, offering price and redemption price per share ($41,949,745 ÷ 3,127,342 shares)		$13.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$37,775,436
Expenses
Management fee	$11,922,536
Independent trustees' fees and expenses	9,786
Total expenses before reductions	11,932,322
Expense reductions	(3,493)	11,928,829
Net investment income (loss)		25,846,607
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	95,855,215
Capital gain distributions from underlying funds	55,140,091
Total net realized gain (loss)		150,995,306
Change in net unrealized appreciation (depreciation) on underlying funds		194,251,974
Net gain (loss)		345,247,280
Net increase (decrease) in net assets resulting from operations		$371,093,887

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,846,607	$89,650,009
Net realized gain (loss)	150,995,306	106,292,644
Change in net unrealized appreciation (depreciation)	194,251,974	338,617,512
Net increase (decrease) in net assets resulting from operations	371,093,887	534,560,165
Distributions to shareholders from net investment income	(13,537,555)	(89,847,108)
Distributions to shareholders from net realized gain	(71,790,066)	(104,826,159)
Total distributions	(85,327,621)	(194,673,267)
Share transactions - net increase (decrease)	4,797,140,364	(366,715,793)
Total increase (decrease) in net assets	5,082,906,630	(26,828,895)
Net Assets
Beginning of period	5,327,313,443	5,354,142,338
End of period	$10,410,220,073	$5,327,313,443
Other Information
Undistributed net investment income end of period	$25,763,063	$13,454,011

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2015 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.82	$12.03	$12.92	$12.91	$12.28	$11.69
Income from Investment Operations
Net investment income (loss)A	.04	.21	.23	.23	.18	.18
Net realized and unrealized gain (loss)	.76	1.04	(.46)	.57	.91	.69
Total from investment operations	.80	1.25	(.23)	.80	1.09	.87
Distributions from net investment income	(.03)	(.21)	(.23)	(.25)	(.18)	(.20)
Distributions from net realized gain	(.18)	(.24)	(.43)	(.54)	(.28)	(.08)
Total distributions	(.21)	(.46)B	(.66)	(.79)	(.46)	(.28)
Net asset value, end of period	$13.41	$12.82	$12.03	$12.92	$12.91	$12.28
Total ReturnC,D	6.29%	10.63%	(1.83)%	6.42%	8.95%	7.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.39%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.39%G	-%	-%	-%	-%	-%
Net investment income (loss)	.59%G	1.69%	1.87%	1.83%	1.47%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$5,432,014	$5,327,313	$5,354,142	$6,056,161	$6,388,485	$6,507,169
Portfolio turnover rateE	29%G,I	21%	17%	18%	39%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.243 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than $.005%

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.21
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.12
Total from investment operations	.20
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$13.41
Total ReturnC,D	1.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G,H
Expenses net of fee waivers, if any	.53%G,H
Expenses net of all reductions	.53%G,H
Net investment income (loss)	3.35%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,936,257
Portfolio turnover rateE	29%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.03
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	.32
Total from investment operations	.38
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$13.41
Total ReturnC,D	2.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%G,H
Expenses net of fee waivers, if any	.41%G,H
Expenses net of all reductions	.41%G,H
Net investment income (loss)	1.51%G
Supplemental Data
Net assets, end of period (000 omitted)	$41,950
Portfolio turnover rateE	29%G,I

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	23.9	24.2
Fidelity Series Emerging Markets Fund	6.9	7.7
Fidelity Series Government Money Market Fund 1.09%	6.8	6.6
Fidelity Series International Value Fund	6.2	6.3
Fidelity Series International Growth Fund	6.1	6.2
Fidelity Series Intrinsic Opportunities Fund	5.8	4.0
Fidelity Series Growth & Income Fund	5.8	4.5
Fidelity Series Growth Company Fund	5.0	5.3
Fidelity Series Stock Selector Large Cap Value Fund	4.3	4.6
Fidelity Series Value Discovery Fund	3.0	6.4
	73.8	75.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.1%
International Equity Funds	21.3%
Bond Funds	29.8%
Short-Term Funds	8.8%

Six months ago
Domestic Equity Funds	41.4%
International Equity Funds	21.6%
Bond Funds	28.2%
Short-Term Funds	8.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	23,764,418	$393,776,399
Fidelity Series 1000 Value Index Fund (a)	37,970,318	476,907,194
Fidelity Series All-Sector Equity Fund (a)	55,060,752	736,162,260
Fidelity Series Blue Chip Growth Fund (a)	56,905,430	753,427,895
Fidelity Series Commodity Strategy Fund (a)	113,632,510	594,298,026
Fidelity Series Growth & Income Fund (a)	113,430,079	1,725,271,497
Fidelity Series Growth Company Fund (a)	87,604,274	1,503,289,346
Fidelity Series Intrinsic Opportunities Fund (a)	101,182,512	1,738,315,556
Fidelity Series Opportunistic Insights Fund (a)	45,539,608	830,187,061
Fidelity Series Real Estate Equity Fund (a)	11,516,962	148,683,977
Fidelity Series Small Cap Discovery Fund (a)	18,424,189	221,090,266
Fidelity Series Small Cap Opportunities Fund (a)	48,834,105	682,700,791
Fidelity Series Stock Selector Large Cap Value Fund (a)	96,708,103	1,285,250,693
Fidelity Series Value Discovery Fund (a)	66,489,652	892,291,132
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,105,127,336)		11,981,652,093

International Equity Funds - 21.3%
Fidelity Series Canada Fund (a)	17,481,540	186,003,582
Fidelity Series Emerging Markets Fund (a)	99,889,352	2,057,720,656
Fidelity Series International Growth Fund (a)	114,805,830	1,824,264,644
Fidelity Series International Small Cap Fund (a)	24,791,803	444,021,196
Fidelity Series International Value Fund (a)	173,804,680	1,871,876,401
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,828,186,164)		6,383,886,479

Bond Funds - 29.8%
Fidelity Series Emerging Markets Debt Fund (a)	20,436,300	213,763,699
Fidelity Series Floating Rate High Income Fund (a)	7,357,514	69,822,812
Fidelity Series High Income Fund (a)	45,217,567	440,871,281
Fidelity Series Inflation-Protected Bond Index Fund (a)	31,250,423	309,066,680
Fidelity Series International Credit Fund (a)	1,771,433	17,802,898
Fidelity Series Investment Grade Bond Fund (a)	631,789,674	7,145,541,215
Fidelity Series Long-Term Treasury Bond Index Fund (a)	63,660,848	559,578,857
Fidelity Series Real Estate Income Fund (a)	12,643,636	141,229,415
TOTAL BOND FUNDS
(Cost $8,925,756,292)		8,897,676,857

Short-Term Funds - 8.8%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	2,028,402,920	2,028,402,920
Fidelity Series Short-Term Credit Fund (a)	61,531,510	614,699,784
TOTAL SHORT-TERM FUNDS
(Cost $2,643,195,260)		2,643,102,704
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $25,502,265,052)		29,906,318,133
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,956,030)
NET ASSETS - 100%		$29,896,362,103

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$170,750,619	$11,809,119	$18,184,161	$--	$4,130,809	$13,299,103	$393,776,399
Fidelity Series 1000 Value Index Fund	207,961,357	14,200,488	17,062,228	--	481,296	17,566,332	476,907,194
Fidelity Series All-Sector Equity Fund	322,024,207	22,194,444	37,962,130	--	1,467,705	31,642,478	736,162,260
Fidelity Series Blue Chip Growth Fund	328,551,300	88,776,692	56,546,879	1,459,710	12,326,698	(28,192,417)	753,427,895
Fidelity Series Canada Fund	--	126,123,705	601,503	--	2,546	3,578,974	186,003,582
Fidelity Series Commodity Strategy Fund	200,800,153	77,745,506	10,820,323	909,720	(4,711,453)	2,137,770	594,298,026
Fidelity Series Emerging Markets Debt Fund	88,753,315	9,328,475	3,513,279	3,173,778	(19,430)	1,344,170	213,763,699
Fidelity Series Emerging Markets Fund	948,146,671	69,296,644	390,924,187	--	45,693,424	95,563,383	2,057,720,656
Fidelity Series Floating Rate High Income Fund	30,322,371	2,930,330	1,432,945	800,992	(8,318)	(88,720)	69,822,812
Fidelity Series Government Money Market Fund 1.09%	809,950,560	142,025,549	38,042,964	4,532,837	--	--	2,028,402,920
Fidelity Series Growth & Income Fund	552,716,408	246,080,924 (a)	46,880,943	3,097,389	541,100	59,294,136	1,725,271,497
Fidelity Series Growth Company Fund	649,984,509	39,646,954	114,084,490	--	37,533,769	78,448,179	1,503,289,346
Fidelity Series High Income Fund	186,345,032	19,049,912	8,635,671	5,979,230	(57,600)	4,547,539	440,871,281
Fidelity Series Inflation-Protected Bond Index Fund	134,445,865	10,622,766	6,589,548	93,226	(182,030)	(1,485,207)	309,066,680
Fidelity Series International Credit Fund	--	7,694,671	1,585	--	--	(11,641)	17,802,898
Fidelity Series International Growth Fund	763,723,461	56,043,064	130,632,859	--	16,426,602	93,247,021	1,824,264,644
Fidelity Series International Small Cap Fund	172,981,588	13,010,160	15,075,820	--	1,773,718	29,313,454	444,021,196
Fidelity Series International Value Fund	765,710,516	62,357,236	86,319,291	--	1,105,041	107,246,512	1,871,876,401
Fidelity Series Intrinsic Opportunities Fund	495,457,872	281,448,881 (a)	3,336,376	12,134,357	(13,061)	27,090,074	1,738,315,556
Fidelity Series Investment Grade Bond Fund	2,965,065,514	356,128,097	137,553,735	43,758,417	(727,961)	8,698,875	7,145,541,215
Fidelity Series Long-Term Treasury Bond Index Fund	2,611,672	412,095,912	3,464,380	1,302,506	(140,410)	(7,253,968)	559,578,857
Fidelity Series Opportunistic Insights Fund	360,528,573	25,018,163	56,968,572	--	19,484,826	32,835,942	830,187,061
Fidelity Series Real Estate Equity Fund	65,271,789	8,261,159	4,158,885	551,982	31,444	(1,313,116)	148,683,977
Fidelity Series Real Estate Income Fund	60,042,005	7,593,341	2,715,471	1,553,742	2,371	324,156	141,229,415
Fidelity Series Short-Term Credit Fund	268,102,615	21,121,158	12,926,613	2,491,237	2,886	(514,639)	614,699,784
Fidelity Series Small Cap Discovery Fund	97,945,381	6,927,310	9,710,526	438,166	945,721	10,321,406	221,090,266
Fidelity Series Small Cap Opportunities Fund	290,999,903	68,329,532	21,407,678	1,270,431	952,308	(12,215,007)	682,700,791
Fidelity Series Stock Selector Large Cap Value Fund	557,188,889	38,303,571	41,290,458	--	1,181,455	44,568,905	1,285,250,693
Fidelity Series Value Discovery Fund	782,895,867	33,425,098	426,707,728(a)	6,119,016	60,789,162	(34,679,214)	892,291,132
Total	$12,279,278,012	$2,277,588,861	$1,703,551,228	$89,666,736	$199,012,618	$575,314,480	$29,906,318,133

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $25,502,265,052) — See accompanying schedule		$29,906,318,133
Cash		139
Receivable for investments sold		4,969,733
Receivable for fund shares sold		40,864,387
Dividends receivable		4,160,193
Other receivables		161,902
Total assets		29,956,474,487
Liabilities
Payable for fund shares redeemed	$45,838,195
Accrued management fee	14,112,290
Other payables and accrued expenses	161,899
Total liabilities		60,112,384
Net Assets		$29,896,362,103
Net Assets consist of:
Paid in capital		$25,090,417,528
Undistributed net investment income		57,089,551
Accumulated undistributed net realized gain (loss) on investments		344,801,943
Net unrealized appreciation (depreciation) on investments		4,404,053,081
Net Assets		$29,896,362,103
Fidelity Freedom 2020 Fund:
Net Asset Value, offering price and redemption price per share ($12,797,571,194 ÷ 775,569,064 shares)		$16.50
Class K:
Net Asset Value, offering price and redemption price per share ($16,952,477,039 ÷ 1,027,235,890 shares)		$16.50
Class K6:
Net Asset Value, offering price and redemption price per share ($146,313,870 ÷ 8,859,976 shares)		$16.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$89,666,736
Expenses
Management fee	$31,772,443
Independent trustees' fees and expenses	24,150
Total expenses before reductions	31,796,593
Expense reductions	(8,733)	31,787,860
Net investment income (loss)		57,878,876
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	199,012,618
Capital gain distributions from underlying funds	174,019,579
Total net realized gain (loss)		373,032,197
Change in net unrealized appreciation (depreciation) on underlying funds		575,314,480
Net gain (loss)		948,346,677
Net increase (decrease) in net assets resulting from operations		$1,006,225,553

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,878,876	$201,004,333
Net realized gain (loss)	373,032,197	242,145,200
Change in net unrealized appreciation (depreciation)	575,314,480	856,403,668
Net increase (decrease) in net assets resulting from operations	1,006,225,553	1,299,553,201
Distributions to shareholders from net investment income	(28,799,746)	(200,026,428)
Distributions to shareholders from net realized gain	(168,906,642)	(252,757,975)
Total distributions	(197,706,388)	(452,784,403)
Share transactions - net increase (decrease)	16,808,602,611	(300,508,340)
Total increase (decrease) in net assets	17,617,121,776	546,260,458
Net Assets
Beginning of period	12,279,240,327	11,732,979,869
End of period	$29,896,362,103	$12,279,240,327
Other Information
Undistributed net investment income end of period	$57,089,551	$28,010,421

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2020 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.70	$14.63	$15.76	$15.81	$14.94	$14.16
Income from Investment Operations
Net investment income (loss)A	.04	.25	.28	.28	.23	.24
Net realized and unrealized gain (loss)	1.01	1.40	(.60)	.73	1.22	.89
Total from investment operations	1.05	1.65	(.32)	1.01	1.45	1.13
Distributions from net investment income	(.04)	(.26)	(.28)	(.29)	(.23)	(.25)
Distributions from net realized gain	(.22)	(.32)	(.53)	(.77)	(.36)	(.10)
Total distributions	(.25)B	(.58)	(.81)	(1.06)	(.58)C	(.35)
Net asset value, end of period	$16.50	$15.70	$14.63	$15.76	$15.81	$14.94
Total ReturnD,E	6.79%	11.57%	(2.10)%	6.71%	9.83%	8.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.41%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.41%H	-%	-%	-%	-%	-%
Net investment income (loss)	.44%H	1.69%	1.83%	1.83%	1.49%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$12,797,571	$12,279,240	$11,732,980	$12,868,898	$13,343,983	$13,579,950
Portfolio turnover rateF	26 %H,J	19%	17%	17%	39%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.217 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.356 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than $.005%

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$16.24
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.17
Total from investment operations	.26
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$16.50
Total ReturnC,D	1.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.56%G,H
Expenses net of fee waivers, if any	.56%G,H
Expenses net of all reductions	.56%G,H
Net investment income (loss)	3.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$16,952,477
Portfolio turnover rateE	26%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$16.00
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	.44
Total from investment operations	.51
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$16.51
Total ReturnC,D	3.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G,H
Expenses net of fee waivers, if any	.43%G,H
Expenses net of all reductions	.43%G,H
Net investment income (loss)	1.32%G
Supplemental Data
Net assets, end of period (000 omitted)	$146,314
Portfolio turnover rateE	26%G,I

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	20.5	20.7
Fidelity Series Emerging Markets Fund	7.3	8.1
Fidelity Series International Growth Fund	6.8	6.8
Fidelity Series International Value Fund	6.7	6.8
Fidelity Series Growth & Income Fund	6.4	5.0
Fidelity Series Intrinsic Opportunities Fund	6.4	4.4
Fidelity Series Growth Company Fund	5.6	5.9
Fidelity Series Government Money Market Fund 1.09%	5.1	4.9
Fidelity Series Stock Selector Large Cap Value Fund	4.8	5.0
Fidelity Series Value Discovery Fund	3.3	7.1
	72.9	74.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.3%
International Equity Funds	23.1%
Bond Funds	26.0%
Short-Term Funds	6.6%

Six months ago
Domestic Equity Funds	45.7%
International Equity Funds	23.3%
Bond Funds	24.5%
Short-Term Funds	6.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	23,106,225	$382,870,153
Fidelity Series 1000 Value Index Fund (a)	36,938,973	463,953,504
Fidelity Series All-Sector Equity Fund (a)	53,538,839	715,814,282
Fidelity Series Blue Chip Growth Fund (a)	55,331,943	732,594,922
Fidelity Series Commodity Strategy Fund (a)	99,275,045	519,208,484
Fidelity Series Growth & Income Fund (a)	110,309,342	1,677,805,086
Fidelity Series Growth Company Fund (a)	85,184,554	1,461,766,943
Fidelity Series Intrinsic Opportunities Fund (a)	96,710,147	1,661,480,323
Fidelity Series Opportunistic Insights Fund (a)	44,278,993	807,206,048
Fidelity Series Real Estate Equity Fund (a)	11,199,954	144,591,402
Fidelity Series Small Cap Discovery Fund (a)	17,918,354	215,020,248
Fidelity Series Small Cap Opportunities Fund (a)	47,489,050	663,896,923
Fidelity Series Stock Selector Large Cap Value Fund (a)	94,062,171	1,250,086,253
Fidelity Series Value Discovery Fund (a)	64,679,962	868,005,093
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,934,969,528)		11,564,299,664

International Equity Funds - 23.1%
Fidelity Series Canada Fund (a)	16,680,509	177,480,614
Fidelity Series Emerging Markets Fund (a)	93,283,795	1,921,646,175
Fidelity Series International Growth Fund (a)	111,095,498	1,765,307,455
Fidelity Series International Small Cap Fund (a)	23,655,045	423,661,858
Fidelity Series International Value Fund (a)	163,408,109	1,759,905,336
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,667,777,751)		6,048,001,438

Bond Funds - 26.0%
Fidelity Series Emerging Markets Debt Fund (a)	17,488,986	182,934,794
Fidelity Series Floating Rate High Income Fund (a)	6,374,794	60,496,791
Fidelity Series High Income Fund (a)	39,078,710	381,017,421
Fidelity Series Inflation-Protected Bond Index Fund (a)	19,453,558	192,395,691
Fidelity Series International Credit Fund (a)	1,531,359	15,390,157
Fidelity Series Investment Grade Bond Fund (a)	474,669,815	5,368,515,603
Fidelity Series Long-Term Treasury Bond Index Fund (a)	55,246,249	485,614,528
Fidelity Series Real Estate Income Fund (a)	10,930,829	122,097,358
TOTAL BOND FUNDS
(Cost $6,821,415,837)		6,808,462,343

Short-Term Funds - 6.6%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	1,325,218,039	1,325,218,039
Fidelity Series Short-Term Credit Fund (a)	39,320,942	392,816,213
TOTAL SHORT-TERM FUNDS
(Cost $1,718,177,848)		1,718,034,252
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $22,142,340,964)		26,138,797,697
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,034,569)
NET ASSETS - 100%		$26,125,763,128

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$150,442,258	$17,770,108	$13,926,515	$--	$2,580,063	$13,685,127	$382,870,153
Fidelity Series 1000 Value Index Fund	182,904,928	21,400,938	12,071,856	--	192,582	17,095,739	463,953,504
Fidelity Series All-Sector Equity Fund	283,721,155	33,373,903	29,530,763	--	1,295,271	29,454,693	715,814,282
Fidelity Series Blue Chip Growth Fund	289,473,741	97,752,438	45,555,331	1,415,194	9,286,374	(27,583,711)	732,594,922
Fidelity Series Canada Fund	--	114,695,640	585,619	--	1,646	3,587,816	177,480,614
Fidelity Series Commodity Strategy Fund	160,807,201	71,816,731	7,328,290	792,490	(396,156)	(1,877,440)	519,208,484
Fidelity Series Emerging Markets Debt Fund	70,309,321	10,649,918	2,362,410	2,409,201	7,641	1,007,194	182,934,794
Fidelity Series Emerging Markets Fund	795,230,582	96,529,103	320,854,275	--	27,798,589	92,361,573	1,921,646,175
Fidelity Series Floating Rate High Income Fund	23,882,508	3,472,533	954,171	605,940	314	(80,041)	60,496,791
Fidelity Series Government Money Market Fund 1.09%	474,107,523	119,798,762	18,851,996	2,560,346	--	--	1,325,218,039
Fidelity Series Growth & Income Fund	486,185,498	250,615,763(a)	32,538,807	2,769,141	(72,825)	57,994,298	1,677,805,086
Fidelity Series Growth Company Fund	572,602,766	57,675,218	87,445,893	--	28,584,635	77,091,162	1,461,766,943
Fidelity Series High Income Fund	146,512,107	22,408,747	5,763,981	4,522,030	14,067	3,739,826	381,017,421
Fidelity Series Inflation-Protected Bond Index Fund	79,763,875	9,190,354	3,050,563	52,145	2,353	(1,061,431)	192,395,691
Fidelity Series International Credit Fund	--	6,324,674	261	--	--	(13,324)	15,390,157
Fidelity Series International Growth Fund	665,002,902	81,689,934	84,870,358	--	3,322,578	94,245,504	1,765,307,455
Fidelity Series International Small Cap Fund	151,128,896	19,101,564	12,225,981	--	941,536	26,783,666	423,661,858
Fidelity Series International Value Fund	666,738,770	88,903,699	96,127,364	--	2,224,988	95,866,122	1,759,905,336
Fidelity Series Intrinsic Opportunities Fund	433,865,637	283,785,598(a)	3,098,961	11,568,988	(9,731)	22,752,207	1,661,480,323
Fidelity Series Investment Grade Bond Fund	2,024,582,252	359,039,654	79,054,902	28,761,243	(253,596)	2,837,534	5,368,515,603
Fidelity Series Long-Term Treasury Bond Index Fund	1,635,459	353,041,427	2,247,932	1,002,894	(105,485)	(6,485,847)	485,614,528
Fidelity Series Opportunistic Insights Fund	317,647,343	37,629,326	45,931,118	--	14,465,801	33,350,217	807,206,048
Fidelity Series Real Estate Equity Fund	57,575,442	10,421,048	2,961,889	505,120	(53,272)	(1,247,988)	144,591,402
Fidelity Series Real Estate Income Fund	47,340,033	8,758,997	1,813,230	1,266,465	(2,134)	224,601	122,097,358
Fidelity Series Short-Term Credit Fund	156,027,873	20,068,448	6,405,256	1,400,011	477	(388,377)	392,816,213
Fidelity Series Small Cap Discovery Fund	86,218,504	10,252,279	7,258,323	390,598	339,665	10,637,027	215,020,248
Fidelity Series Small Cap Opportunities Fund	257,643,145	76,921,465	16,424,281	1,231,852	(57,643)	(10,894,038)	663,896,923
Fidelity Series Stock Selector Large Cap Value Fund	492,174,859	57,783,134	30,733,524	--	159,754	43,760,183	1,250,086,253
Fidelity Series Value Discovery Fund	691,035,348	48,648,009	374,607,703(a)	5,458,763	39,081,853	(13,797,798)	868,005,093
Total	$9,764,559,926	$2,389,519,412	$1,344,581,553	$66,712,421	$129,349,345	$563,044,494	$26,138,797,697

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $22,142,340,964) — See accompanying schedule		$26,138,797,697
Receivable for investments sold		497,474
Receivable for fund shares sold		35,222,359
Total assets		26,174,517,530
Liabilities
Payable for investments purchased	$7,713,559
Payable for fund shares redeemed	27,991,541
Accrued management fee	13,049,302
Total liabilities		48,754,402
Net Assets		$26,125,763,128
Net Assets consist of:
Paid in capital		$21,817,679,164
Undistributed net investment income		37,809,658
Accumulated undistributed net realized gain (loss) on investments		273,817,573
Net unrealized appreciation (depreciation) on investments		3,996,456,733
Net Assets		$26,125,763,128
Fidelity Freedom 2025 Fund:
Net Asset Value, offering price and redemption price per share ($10,446,711,490 ÷ 732,481,783 shares)		$14.26
Class K:
Net Asset Value, offering price and redemption price per share ($15,401,033,369 ÷ 1,079,987,759 shares)		$14.26
Class K6:
Net Asset Value, offering price and redemption price per share ($278,018,269 ÷ 19,475,830 shares)		$14.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$66,712,421
Expenses
Management fee	$28,191,618
Independent trustees' fees and expenses	18,324
Total expenses before reductions	28,209,942
Expense reductions	(6,404)	28,203,538
Net investment income (loss)		38,508,883
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	129,349,345
Capital gain distributions from underlying funds	166,947,018
Total net realized gain (loss)		296,296,363
Change in net unrealized appreciation (depreciation) on underlying funds		563,044,494
Net gain (loss)		859,340,857
Net increase (decrease) in net assets resulting from operations		$897,849,740

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,508,883	$151,298,835
Net realized gain (loss)	296,296,363	179,330,142
Change in net unrealized appreciation (depreciation)	563,044,494	740,586,840
Net increase (decrease) in net assets resulting from operations	897,849,740	1,071,215,817
Distributions to shareholders from net investment income	(20,288,985)	(147,758,780)
Distributions to shareholders from net realized gain	(126,806,087)	(204,066,897)
Total distributions	(147,095,072)	(351,825,677)
Share transactions - net increase (decrease)	15,610,461,159	327,589,461
Total increase (decrease) in net assets	16,361,215,827	1,046,979,601
Net Assets
Beginning of period	9,764,547,301	8,717,567,700
End of period	$26,125,763,128	$9,764,547,301
Other Information
Undistributed net investment income end of period	$37,809,658	$19,589,760

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2025 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$12.49	$13.51	$13.49	$12.58	$11.81
Income from Investment Operations
Net investment income (loss)A	.02	.21	.22	.24	.20	.21
Net realized and unrealized gain (loss)	.94	1.30	(.54)	.69	1.30	.84
Total from investment operations	.96	1.51	(.32)	.93	1.50	1.05
Distributions from net investment income	(.03)	(.21)	(.23)	(.25)	(.20)	(.22)
Distributions from net realized gain	(.18)	(.29)	(.47)	(.66)	(.39)	(.06)
Total distributions	(.20)B	(.50)	(.70)	(.91)	(.59)	(.28)
Net asset value, end of period	$14.26	$13.50	$12.49	$13.51	$13.49	$12.58
Total ReturnC,D	7.21%	12.46%	(2.50)%	7.23%	12.08%	9.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.45%G	-%	-%	-%	-%	-%
Expenses net of all reductions	.45%G	-%	-%	-%	-%	-%
Net investment income (loss)	.28%G	1.66%	1.75%	1.81%	1.53%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$10,446,711	$9,764,547	$8,717,568	$9,054,681	$8,865,153	$8,229,885
Portfolio turnover rateF	25%G,I	19%	17%	19%	46%	31%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.175 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.02
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	.17
Total from investment operations	.24
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$14.26
Total ReturnC,D	1.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%G,H
Expenses net of fee waivers, if any	.60%G,H
Expenses net of all reductions	.60%G,H
Net investment income (loss)	2.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$15,401,033
Portfolio turnover rateE	25%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.80
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.43
Total from investment operations	.48
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$14.28
Total ReturnC,D	3.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G
Expenses net of fee waivers, if any	.45%G
Expenses net of all reductions	.45%G
Net investment income (loss)	1.10%G
Supplemental Data
Net assets, end of period (000 omitted)	$278,018
Portfolio turnover rateE	25%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Investment Grade Bond Fund	12.8	12.1
Fidelity Series Emerging Markets Fund	8.3	9.2
Fidelity Series International Value Fund	8.1	8.3
Fidelity Series International Growth Fund	8.0	8.2
Fidelity Series Growth & Income Fund	7.8	6.1
Fidelity Series Intrinsic Opportunities Fund	7.7	5.4
Fidelity Series Growth Company Fund	6.8	7.2
Fidelity Series Stock Selector Large Cap Value Fund	5.9	6.2
Fidelity Series Value Discovery Fund	4.0	8.7
Fidelity Series Opportunistic Insights Fund	3.8	4.0
	73.2	75.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.5%
International Equity Funds	27.1%
Bond Funds	18.4%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	55.5%
International Equity Funds	27.6%
Bond Funds	15.9%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	33,011,459	$546,999,877
Fidelity Series 1000 Value Index Fund (a)	52,669,817	661,532,902
Fidelity Series All-Sector Equity Fund (a)	76,462,043	1,022,297,520
Fidelity Series Blue Chip Growth Fund (a)	79,024,332	1,046,282,159
Fidelity Series Commodity Strategy Fund (a)	114,721,890	599,995,484
Fidelity Series Growth & Income Fund (a)	157,617,115	2,397,356,321
Fidelity Series Growth Company Fund (a)	121,635,719	2,087,268,939
Fidelity Series Intrinsic Opportunities Fund (a)	137,166,404	2,356,518,816
Fidelity Series Opportunistic Insights Fund (a)	63,234,666	1,152,767,965
Fidelity Series Real Estate Equity Fund (a)	15,960,991	206,056,391
Fidelity Series Small Cap Discovery Fund (a)	25,614,110	307,369,323
Fidelity Series Small Cap Opportunities Fund (a)	67,573,854	944,682,480
Fidelity Series Stock Selector Large Cap Value Fund (a)	134,477,716	1,787,208,852
Fidelity Series Value Discovery Fund (a)	91,942,953	1,233,874,433
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,618,949,993)		16,350,211,462

International Equity Funds - 27.1%
Fidelity Series Canada Fund (a)	23,175,007	246,582,079
Fidelity Series Emerging Markets Fund (a)	123,414,039	2,542,329,208
Fidelity Series International Growth Fund (a)	153,929,291	2,445,936,434
Fidelity Series International Small Cap Fund (a)	32,919,734	589,592,441
Fidelity Series International Value Fund (a)	228,573,280	2,461,734,226
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,487,947,253)		8,286,174,388

Bond Funds - 18.4%
Fidelity Series Emerging Markets Debt Fund (a)	20,064,580	209,875,508
Fidelity Series Floating Rate High Income Fund (a)	7,277,303	69,061,607
Fidelity Series High Income Fund (a)	45,086,473	439,593,113
Fidelity Series Inflation-Protected Bond Index Fund (a)	24,283,674	240,165,531
Fidelity Series International Credit Fund (a)	1,490,851	14,983,057
Fidelity Series Investment Grade Bond Fund (a)	347,173,705	3,926,534,608
Fidelity Series Long-Term Treasury Bond Index Fund (a)	67,286,236	591,446,015
Fidelity Series Real Estate Income Fund (a)	12,602,356	140,768,319
TOTAL BOND FUNDS
(Cost $5,607,118,317)		5,632,427,758

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	250,372,725	250,372,725
Fidelity Series Short-Term Credit Fund (a)	7,102,241	70,951,385
TOTAL SHORT-TERM FUNDS
(Cost $321,208,253)		321,324,110
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $25,035,223,816)		30,590,137,718
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(16,181,965)
NET ASSETS - 100%		$30,573,955,753

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$213,000,452	$21,692,560	$16,325,500	$--	$3,812,277	$19,335,306	$546,999,877
Fidelity Series 1000 Value Index Fund	258,439,164	26,478,796	13,375,483	--	216,212	24,370,225	661,532,902
Fidelity Series All-Sector Equity Fund	401,700,789	40,655,742	35,764,416	--	1,758,398	41,974,050	1,022,297,520
Fidelity Series Blue Chip Growth Fund	409,846,594	132,790,534	58,565,935	2,023,938	12,448,991	(39,069,447)	1,046,282,159
Fidelity Series Canada Fund	--	146,697,407	795,528	--	2,717	5,694,458	246,582,079
Fidelity Series Commodity Strategy Fund	181,305,844	84,155,693	7,359,092	917,038	(676,017)	(1,868,533)	599,995,484
Fidelity Series Emerging Markets Debt Fund	79,431,440	10,909,906	2,377,066	2,723,928	22,223	1,107,979	209,875,508
Fidelity Series Emerging Markets Fund	1,036,984,669	108,636,109	393,397,067	--	37,006,559	120,264,472	2,542,329,208
Fidelity Series Floating Rate High Income Fund	27,384,693	3,531,146	966,728	693,651	(424)	(91,512)	69,061,607
Fidelity Series Government Money Market Fund 1.09%	86,241,591	24,257,840	3,118,202	487,883	--	--	250,372,725
Fidelity Series Growth & Income Fund	688,738,261	346,802,406 (a)	38,076,989	3,932,932	(132,722)	82,574,226	2,397,356,321
Fidelity Series Growth Company Fund	811,270,155	72,934,600	117,608,255	--	39,260,168	111,076,841	2,087,268,939
Fidelity Series High Income Fund	170,348,294	22,990,323	5,823,640	5,248,071	10,513	4,329,082	439,593,113
Fidelity Series Inflation-Protected Bond Index Fund	100,796,632	6,505,475	4,522,867	64,468	(42,668)	(1,317,983)	240,165,531
Fidelity Series International Credit Fund	--	6,160,029	166	--	--	(12,944)	14,983,057
Fidelity Series International Growth Fund	933,125,645	97,816,457	126,987,816	--	5,039,439	130,891,960	2,445,936,434
Fidelity Series International Small Cap Fund	212,846,304	22,838,989	18,628,686	--	1,656,338	37,079,991	589,592,441
Fidelity Series International Value Fund	935,212,029	100,123,420	111,202,171	--	561,861	136,021,605	2,461,734,226
Fidelity Series Intrinsic Opportunities Fund	613,420,497	388,543,479 (a)	2,974,630	16,427,077	(8,953)	31,890,043	2,356,518,816
Fidelity Series Investment Grade Bond Fund	1,367,569,367	350,649,953	49,895,086	20,423,289	(258,499)	984,124	3,926,534,608
Fidelity Series Long-Term Treasury Bond Index Fund	940,915	435,836,830	2,155,676	1,191,327	(98,995)	(8,086,965)	591,446,015
Fidelity Series Opportunistic Insights Fund	449,735,472	45,823,236	58,331,289	--	19,400,784	48,508,852	1,152,767,965
Fidelity Series Real Estate Equity Fund	81,538,943	13,761,115	3,176,864	714,512	(21,612)	(1,824,237)	206,056,391
Fidelity Series Real Estate Income Fund	54,581,853	9,204,785	1,833,281	1,449,568	(1,263)	269,338	140,768,319
Fidelity Series Short-Term Credit Fund	28,157,403	3,172,315	1,075,839	250,545	(542)	(69,797)	70,951,385
Fidelity Series Small Cap Discovery Fund	121,760,717	12,643,054	7,897,473	549,507	416,932	15,220,598	307,369,323
Fidelity Series Small Cap Opportunities Fund	365,212,608	104,100,121	19,315,643	1,755,251	(118,073)	(15,583,796)	944,682,480
Fidelity Series Stock Selector Large Cap Value Fund	697,267,883	74,714,039	35,904,425	--	199,098	62,475,294	1,787,208,852
Fidelity Series Value Discovery Fund	978,820,033	60,098,789	524,500,801 (a)	7,744,137	49,586,936	(13,693,257)	1,233,874,433
Total	$11,305,678,247	$2,774,525,148	$1,661,956,614	$66,597,122	$170,039,678	$792,449,973	$30,590,137,718

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $25,035,223,816) — See accompanying schedule		$30,590,137,718
Cash		1
Receivable for investments sold		188,357
Receivable for fund shares sold		66,408,761
Other receivables		123,544
Total assets		30,656,858,381
Liabilities
Payable for investments purchased	$9,090,502
Payable for fund shares redeemed	57,504,461
Accrued management fee	16,184,120
Other payables and accrued expenses	123,545
Total liabilities		82,902,628
Net Assets		$30,573,955,753
Net Assets consist of:
Paid in capital		$24,609,884,915
Undistributed net investment income		31,504,426
Accumulated undistributed net realized gain (loss) on investments		377,652,510
Net unrealized appreciation (depreciation) on investments		5,554,913,902
Net Assets		$30,573,955,753
Fidelity Freedom 2030 Fund:
Net Asset Value, offering price and redemption price per share ($12,138,738,094 ÷ 681,184,984 shares)		$17.82
Class K:
Net Asset Value, offering price and redemption price per share ($18,037,948,241 ÷ 1,011,919,732 shares)		$17.83
Class K6:
Net Asset Value, offering price and redemption price per share ($397,269,418 ÷ 22,274,462 shares)		$17.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$66,597,122
Expenses
Management fee	$34,907,467
Independent trustees' fees and expenses	22,209
Total expenses before reductions	34,929,676
Expense reductions	(7,879)	34,921,797
Net investment income (loss)		31,675,325
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	170,039,678
Capital gain distributions from underlying funds	238,044,467
Total net realized gain (loss)		408,084,145
Change in net unrealized appreciation (depreciation) on underlying funds		792,449,973
Net gain (loss)		1,200,534,118
Net increase (decrease) in net assets resulting from operations		$1,232,209,443

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,675,325	$165,707,982
Net realized gain (loss)	408,084,145	222,767,932
Change in net unrealized appreciation (depreciation)	792,449,973	1,056,666,897
Net increase (decrease) in net assets resulting from operations	1,232,209,443	1,445,142,811
Distributions to shareholders from net investment income	(14,875,007)	(163,120,493)
Distributions to shareholders from net realized gain	(177,823,710)	(254,968,549)
Total distributions	(192,698,717)	(418,089,042)
Share transactions - net increase (decrease)	18,228,776,530	128,477,357
Total increase (decrease) in net assets	19,268,287,256	1,155,531,126
Net Assets
Beginning of period	11,305,668,497	10,150,137,371
End of period	$30,573,955,753	$11,305,668,497
Other Information
Undistributed net investment income end of period	$31,504,426	$14,704,108

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2030 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.72	$15.20	$16.62	$16.47	$15.02	$14.07
Income from Investment Operations
Net investment income (loss)A	.01	.25	.25	.27	.24	.25
Net realized and unrealized gain (loss)	1.38	1.90	(.75)	.95	1.71	1.04
Total from investment operations	1.39	2.15	(.50)	1.22	1.95	1.29
Distributions from net investment income	(.02)	(.25)	(.26)	(.28)	(.25)	(.27)
Distributions from net realized gain	(.26)	(.38)	(.67)	(.79)	(.25)	(.07)
Total distributions	(.29)B	(.63)	(.92)C	(1.07)	(.50)	(.34)
Net asset value, end of period	$17.82	$16.72	$15.20	$16.62	$16.47	$15.02
Total ReturnD,E	8.38%	14.58%	(3.17)%	7.76%	13.08%	9.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.47%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.47%H	-%	-%	-%	-%	-%
Net investment income (loss)	.12%H	1.57%	1.59%	1.68%	1.50%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$12,138,738	$11,305,668	$10,150,137	$10,883,658	$10,933,549	$10,636,397
Portfolio turnover rateF	27%H,J	17%	16%	17%	54%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.263 per share.

 C Total distributions of $.92 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.665 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than $.005%

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$17.47
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.28
Total from investment operations	.36
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$17.83
Total ReturnC,D	2.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G,H
Expenses net of fee waivers, if any	.63%G,H
Expenses net of all reductions	.63%G,H
Net investment income (loss)	2.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$18,037,948
Portfolio turnover rateE	27%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$17.15
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.64
Total from investment operations	.69
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$17.84
Total ReturnC,D	4.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G
Expenses net of fee waivers, if any	.47%G
Expenses net of all reductions	.47%G
Net investment income (loss)	.89%G
Supplemental Data
Net assets, end of period (000 omitted)	$397,269
Portfolio turnover rateE	27%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	9.3	10.0
Fidelity Series International Value Fund	9.2	9.4
Fidelity Series International Growth Fund	9.1	9.4
Fidelity Series Growth & Income Fund	9.0	7.0
Fidelity Series Intrinsic Opportunities Fund	8.8	6.2
Fidelity Series Growth Company Fund	7.9	8.2
Fidelity Series Stock Selector Large Cap Value Fund	6.7	7.0
Fidelity Series Value Discovery Fund	4.6	9.9
Fidelity Series Opportunistic Insights Fund	4.3	4.5
Fidelity Series Blue Chip Growth Fund	3.9	4.1
	72.8	75.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.3%
International Equity Funds	30.6%
Bond Funds	7.1%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.1%
International Equity Funds	30.9%
Bond Funds	5.0%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	25,655,385	$425,109,723
Fidelity Series 1000 Value Index Fund (a)	40,805,277	512,514,279
Fidelity Series All-Sector Equity Fund (a)	59,303,925	792,893,476
Fidelity Series Blue Chip Growth Fund (a)	61,288,409	811,458,532
Fidelity Series Commodity Strategy Fund (a)	77,143,693	403,461,514
Fidelity Series Growth & Income Fund (a)	122,037,474	1,856,189,986
Fidelity Series Growth Company Fund (a)	94,227,706	1,616,947,431
Fidelity Series Intrinsic Opportunities Fund (a)	105,119,666	1,805,955,864
Fidelity Series Opportunistic Insights Fund (a)	49,031,237	893,839,444
Fidelity Series Real Estate Equity Fund (a)	12,383,831	159,875,264
Fidelity Series Small Cap Discovery Fund (a)	19,931,775	239,181,297
Fidelity Series Small Cap Opportunities Fund (a)	52,459,415	733,382,623
Fidelity Series Stock Selector Large Cap Value Fund (a)	104,215,933	1,385,029,747
Fidelity Series Value Discovery Fund (a)	71,061,857	953,650,114
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,875,548,042)		12,589,489,294

International Equity Funds - 30.6%
Fidelity Series Canada Fund (a)	15,480,840	164,716,136
Fidelity Series Emerging Markets Fund (a)	92,390,678	1,903,247,968
Fidelity Series International Growth Fund (a)	117,501,670	1,867,101,540
Fidelity Series International Small Cap Fund (a)	25,120,504	449,908,223
Fidelity Series International Value Fund (a)	176,398,349	1,899,810,218
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,980,759,594)		6,284,784,085

Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund (a)	13,271,954	138,824,643
Fidelity Series Floating Rate High Income Fund (a)	4,841,251	45,943,471
Fidelity Series High Income Fund (a)	30,027,893	292,771,952
Fidelity Series Inflation-Protected Bond Index Fund (a)	16,173,749	159,958,380
Fidelity Series International Credit Fund (a)	995,750	10,007,288
Fidelity Series Investment Grade Bond Fund (a)	29,922,396	338,422,301
Fidelity Series Long-Term Treasury Bond Index Fund (a)	42,417,270	372,847,806
Fidelity Series Real Estate Income Fund (a)	8,330,056	93,046,723
TOTAL BOND FUNDS
(Cost $1,438,412,258)		1,451,822,564

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	168,014,506	168,014,506
Fidelity Series Short-Term Credit Fund (a)	4,752,182	47,474,303
TOTAL SHORT-TERM FUNDS
(Cost $215,412,721)		215,488,809
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $16,510,132,615)		20,541,584,752
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,413,915)
NET ASSETS - 100%		$20,530,170,837

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$148,282,227	$24,290,086	$9,153,915	$--	$252,554	$16,944,394	$425,109,723
Fidelity Series 1000 Value Index Fund	179,592,513	30,800,026	8,279,340	--	21,453	18,738,744	512,514,279
Fidelity Series All-Sector Equity Fund	279,645,931	45,579,647	21,338,224	--	377,646	31,889,503	792,893,476
Fidelity Series Blue Chip Growth Fund	285,318,640	116,906,770	36,950,441	1,566,976	6,493,604	(30,467,954)	811,458,532
Fidelity Series Canada Fund	--	82,579,118	673,413	--	1,869	4,360,392	164,716,136
Fidelity Series Commodity Strategy Fund	111,388,669	59,937,856	5,054,287	615,569	(631,469)	(1,054,675)	403,461,514
Fidelity Series Emerging Markets Debt Fund	48,645,752	9,503,790	1,653,875	1,701,372	38,797	619,773	138,824,643
Fidelity Series Emerging Markets Fund	685,552,413	115,382,357	231,797,110	--	13,049,819	91,893,452	1,903,247,968
Fidelity Series Floating Rate High Income Fund	16,615,127	3,177,380	669,269	430,693	(18,316)	(39,370)	45,943,471
Fidelity Series Government Money Market Fund 1.09%	53,467,356	17,661,349	2,171,270	312,922	--	--	168,014,506
Fidelity Series Growth & Income Fund	479,148,645	287,947,372(a)	25,967,579	2,771,304	(106,084)	63,746,464	1,856,189,986
Fidelity Series Growth Company Fund	564,837,431	78,752,144	68,789,161	--	21,816,312	86,917,429	1,616,947,431
Fidelity Series High Income Fund	103,635,702	20,321,065	4,036,318	3,265,733	14,665	2,791,745	292,771,952
Fidelity Series Inflation-Protected Bond Index Fund	61,194,766	7,033,278	2,163,747	40,706	428	(954,151)	159,958,380
Fidelity Series International Credit Fund	--	3,865,025	14	--	--	(11,137)	10,007,288
Fidelity Series International Growth Fund	645,735,531	107,439,406	84,413,122	--	1,735,708	94,342,956	1,867,101,540
Fidelity Series International Small Cap Fund	147,541,592	25,109,060	12,509,149	--	859,497	26,627,500	449,908,223
Fidelity Series International Value Fund	647,425,663	114,586,418	59,732,114	--	(802,386)	100,080,061	1,899,810,218
Fidelity Series Intrinsic Opportunities Fund	425,390,545	323,847,229(a)	3,027,047	12,566,957	29,685	20,942,431	1,805,955,864
Fidelity Series Investment Grade Bond Fund	81,635,475	60,890,451	4,468,836	1,522,719	2,847	(395,533)	338,422,301
Fidelity Series Long-Term Treasury Bond Index Fund	31,462	262,679,047	1,368,983	740,275	(5,443)	(5,491,845)	372,847,806
Fidelity Series Opportunistic Insights Fund	313,087,328	51,537,583	37,015,203	--	4,272,813	44,966,426	893,839,444
Fidelity Series Real Estate Equity Fund	57,029,392	14,191,306	2,481,849	519,519	(6,158)	(1,489,353)	159,875,264
Fidelity Series Real Estate Income Fund	32,984,692	7,799,936	1,268,950	902,471	(9,074)	143,261	93,046,723
Fidelity Series Short-Term Credit Fund	17,120,293	3,003,768	743,475	156,440	(415)	(54,035)	47,474,303
Fidelity Series Small Cap Discovery Fund	84,431,775	13,954,536	3,822,092	383,283	14,056	12,174,573	239,181,297
Fidelity Series Small Cap Opportunities Fund	253,917,431	94,095,745	11,243,602	1,360,288	(135,745)	(12,082,179)	733,382,623
Fidelity Series Stock Selector Large Cap Value Fund	485,084,612	84,891,208	22,569,330	--	41,668	47,897,214	1,385,029,747
Fidelity Series Value Discovery Fund	681,088,437	64,633,599	364,190,699(a)	5,456,161	26,490,209	1,271,333	953,650,114
Total	$6,889,829,400	$2,132,396,555	$1,027,552,414	$34,313,388	$73,798,540	$614,307,419	$20,541,584,752

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $16,510,132,615) — See accompanying schedule		$20,541,584,752
Cash		5
Receivable for investments sold		316,985
Receivable for fund shares sold		33,622,988
Total assets		20,575,524,730
Liabilities
Payable for investments purchased	$17,185,962
Payable for fund shares redeemed	16,755,141
Accrued management fee	11,412,790
Total liabilities		45,353,893
Net Assets		$20,530,170,837
Net Assets consist of:
Paid in capital		$16,249,233,931
Undistributed net investment income		10,428,637
Accumulated undistributed net realized gain (loss) on investments		239,056,132
Net unrealized appreciation (depreciation) on investments		4,031,452,137
Net Assets		$20,530,170,837
Fidelity Freedom 2035 Fund:
Net Asset Value, offering price and redemption price per share ($7,579,411,779 ÷ 507,969,968 shares)		$14.92
Class K:
Net Asset Value, offering price and redemption price per share ($12,587,792,858 ÷ 843,667,834 shares)		$14.92
Class K6:
Net Asset Value, offering price and redemption price per share ($362,966,200 ÷ 24,303,379 shares)		$14.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$34,313,388
Expenses
Management fee	$23,530,218
Independent trustees' fees and expenses	13,085
Total expenses before reductions	23,543,303
Expense reductions	(4,521)	23,538,782
Net investment income (loss)		10,774,606
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	73,798,540
Capital gain distributions from underlying funds	182,525,796
Total net realized gain (loss)		256,324,336
Change in net unrealized appreciation (depreciation) on underlying funds		614,307,419
Net gain (loss)		870,631,755
Net increase (decrease) in net assets resulting from operations		$881,406,361

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,774,606	$91,212,153
Net realized gain (loss)	256,324,336	136,198,233
Change in net unrealized appreciation (depreciation)	614,307,419	720,467,700
Net increase (decrease) in net assets resulting from operations	881,406,361	947,878,086
Distributions to shareholders from net investment income	(4,477,894)	(88,507,344)
Distributions to shareholders from net realized gain	(104,484,046)	(162,354,536)
Total distributions	(108,961,940)	(250,861,880)
Share transactions - net increase (decrease)	12,867,898,287	231,724,174
Total increase (decrease) in net assets	13,640,342,708	928,740,380
Net Assets
Beginning of period	6,889,828,129	5,961,087,749
End of period	$20,530,170,837	$6,889,828,129
Other Information
Undistributed net investment income end of period	$10,428,637	$4,131,925

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2035 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.88	$12.46	$13.67	$13.62	$12.57	$11.68
Income from Investment Operations
Net investment income (loss)A	–B	.19	.19	.22	.18	.20
Net realized and unrealized gain (loss)	1.26	1.75	(.65)	.80	1.63	.93
Total from investment operations	1.26	1.94	(.46)	1.02	1.81	1.13
Distributions from net investment income	(.01)	(.18)	(.20)	(.23)	(.19)	(.21)
Distributions from net realized gain	(.21)	(.34)	(.55)	(.75)	(.57)	(.03)
Total distributions	(.22)	(.52)	(.75)	(.97)C	(.76)	(.24)
Net asset value, end of period	$14.92	$13.88	$12.46	$13.67	$13.62	$12.57
Total ReturnD,E	9.17%	16.09%	(3.59)%	7.90%	14.76%	9.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.50%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.50%H	-%	-%	-%	-%	-%
Net investment income (loss)	(.06)%H	1.45%	1.48%	1.62%	1.42%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$7,579,412	$6,889,828	$5,961,088	$6,289,345	$6,183,144	$5,648,531
Portfolio turnover rateF	26%H,J	16%	15%	18%	54%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.746 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.60
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.27
Total from investment operations	.32
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$14.92
Total ReturnC,D	2.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G,H
Expenses net of fee waivers, if any	.67%G,H
Expenses net of all reductions	.67%G,H
Net investment income (loss)	1.72%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,587,793
Portfolio turnover rateE	26%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.30
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.60
Total from investment operations	.63
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$14.93
Total ReturnC,D	4.41%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	.60%G
Supplemental Data
Net assets, end of period (000 omitted)	$362,966
Portfolio turnover rateE	26%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.3	9.5
Fidelity Series Growth & Income Fund	9.2	7.0
Fidelity Series International Growth Fund	9.2	9.4
Fidelity Series Intrinsic Opportunities Fund	8.9	6.2
Fidelity Series Growth Company Fund	8.0	8.3
Fidelity Series Stock Selector Large Cap Value Fund	6.9	7.1
Fidelity Series Value Discovery Fund	4.7	10.0
Fidelity Series Opportunistic Insights Fund	4.4	4.6
Fidelity Series Blue Chip Growth Fund	4.0	4.2
	74.1	76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.1%
Bond Funds	5.7%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.6%
International Equity Funds	31.1%
Bond Funds	4.3%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	26,948,665	$446,539,376
Fidelity Series 1000 Value Index Fund (a)	43,015,926	540,280,025
Fidelity Series All-Sector Equity Fund (a)	62,404,218	834,344,401
Fidelity Series Blue Chip Growth Fund (a)	64,495,068	853,914,703
Fidelity Series Commodity Strategy Fund (a)	80,192,540	419,406,986
Fidelity Series Growth & Income Fund (a)	128,740,284	1,958,139,712
Fidelity Series Growth Company Fund (a)	99,256,140	1,703,235,363
Fidelity Series Intrinsic Opportunities Fund (a)	111,037,824	1,907,629,810
Fidelity Series Opportunistic Insights Fund (a)	51,606,409	940,784,833
Fidelity Series Real Estate Equity Fund (a)	13,045,379	168,415,844
Fidelity Series Small Cap Discovery Fund (a)	20,884,915	250,618,985
Fidelity Series Small Cap Opportunities Fund (a)	55,269,556	772,668,395
Fidelity Series Stock Selector Large Cap Value Fund (a)	109,905,481	1,460,643,846
Fidelity Series Value Discovery Fund (a)	74,958,702	1,005,945,781
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,325,393,148)		13,262,568,060

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	18,676,475	198,717,690
Fidelity Series Emerging Markets Fund (a)	98,594,196	2,031,040,425
Fidelity Series International Growth Fund (a)	122,638,260	1,948,721,951
Fidelity Series International Small Cap Fund (a)	26,452,360	473,761,763
Fidelity Series International Value Fund (a)	184,607,211	1,988,219,665
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,243,081,022)		6,640,461,494

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	13,801,206	144,360,611
Fidelity Series Floating Rate High Income Fund (a)	5,029,440	47,729,389
Fidelity Series High Income Fund (a)	31,460,072	306,735,702
Fidelity Series Inflation-Protected Bond Index Fund (a)	16,909,044	167,230,440
Fidelity Series International Credit Fund (a)	966,922	9,717,570
Fidelity Series Investment Grade Bond Fund (a)	8,930,985	101,009,446
Fidelity Series Long-Term Treasury Bond Index Fund (a)	39,190,102	344,480,997
Fidelity Series Real Estate Income Fund (a)	8,765,882	97,914,903
TOTAL BOND FUNDS
(Cost $1,207,681,389)		1,219,179,058

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	172,634,935	172,634,935
Fidelity Series Short-Term Credit Fund (a)	5,078,567	50,734,882
TOTAL SHORT-TERM FUNDS
(Cost $223,287,248)		223,369,817
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $16,999,442,807)		21,345,578,429
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,871,179)
NET ASSETS - 100%		$21,333,707,250

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$157,353,366	$20,068,447	$7,972,064	$--	$513,868	$17,658,576	$446,539,376
Fidelity Series 1000 Value Index Fund	191,170,503	26,255,270	7,352,788	--	25,495	19,797,190	540,280,025
Fidelity Series All-Sector Equity Fund	296,575,515	37,652,444	18,775,322	--	305,502	33,817,057	834,344,401
Fidelity Series Blue Chip Growth Fund	303,451,828	112,332,197	35,918,107	1,649,837	7,062,344	(32,057,731)	853,914,703
Fidelity Series Canada Fund	--	112,542,030	557,772	--	1,427	4,723,942	198,717,690
Fidelity Series Commodity Strategy Fund	115,949,172	77,572,779	23,035,322	640,283	(1,199,202)	(536,582)	419,406,986
Fidelity Series Emerging Markets Debt Fund	51,381,271	8,226,756	1,535,506	1,779,220	(20,330)	708,518	144,360,611
Fidelity Series Emerging Markets Fund	727,479,065	95,150,590	201,974,439	--	11,431,327	99,093,026	2,031,040,425
Fidelity Series Floating Rate High Income Fund	17,557,187	2,689,338	624,941	450,020	(8,552)	(50,648)	47,729,389
Fidelity Series Government Money Market Fund 1.09%	56,452,877	15,577,500	1,998,410	317,998	--	--	172,634,935
Fidelity Series Growth & Income Fund	509,763,605	285,830,023 (a)	24,404,265	2,944,146	(57,253)	67,461,207	1,958,139,712
Fidelity Series Growth Company Fund	600,472,029	67,963,481	72,405,245	--	23,562,991	91,749,400	1,703,235,363
Fidelity Series High Income Fund	110,141,929	17,447,466	3,767,729	3,434,955	8,512	2,953,745	306,735,702
Fidelity Series Inflation-Protected Bond Index Fund	65,384,074	5,377,550	2,959,785	42,682	(31,233)	(974,190)	167,230,440
Fidelity Series International Credit Fund	--	3,616,415	45	--	--	(12,182)	9,717,570
Fidelity Series International Growth Fund	686,373,633	89,432,506	99,413,926	--	2,540,338	98,957,720	1,948,721,951
Fidelity Series International Small Cap Fund	156,827,013	20,808,471	11,605,410	--	826,971	28,225,343	473,761,763
Fidelity Series International Value Fund	688,167,886	98,521,299	69,798,103	--	141,355	104,555,074	1,988,219,665
Fidelity Series Intrinsic Opportunities Fund	451,625,015	327,548,221 (a)	2,307,182	13,287,175	(6,477)	22,210,925	1,907,629,810
Fidelity Series Investment Grade Bond Fund	31,065,292	11,482,102	1,836,647	496,726	6,849	(63,664)	101,009,446
Fidelity Series Long-Term Treasury Bond Index Fund	30,159	235,184,465	2,048,907	731,791	(17,648)	(5,348,594)	344,480,997
Fidelity Series Opportunistic Insights Fund	332,984,066	42,470,270	35,684,826	--	6,482,021	45,685,637	940,784,833
Fidelity Series Real Estate Equity Fund	60,193,847	13,514,848	2,347,976	541,555	(1,991)	(1,562,903)	168,415,844
Fidelity Series Real Estate Income Fund	34,859,596	6,855,141	1,185,902	935,133	4,180	153,943	97,914,903
Fidelity Series Short-Term Credit Fund	18,743,753	2,516,694	695,388	168,919	(363)	(56,684)	50,734,882
Fidelity Series Small Cap Discovery Fund	89,631,440	11,551,085	3,436,609	404,042	14,184	12,790,343	250,618,985
Fidelity Series Small Cap Opportunities Fund	270,216,572	91,265,040	10,334,488	1,433,916	(128,030)	(12,767,861)	772,668,395
Fidelity Series Stock Selector Large Cap Value Fund	516,075,449	73,091,638	19,782,016	--	61,700	50,596,167	1,460,643,846
Fidelity Series Value Discovery Fund	724,534,607	53,995,910	380,779,458(a)	5,814,090	34,705,461	(5,156,134)	1,005,945,781
Total	$7,264,460,749	$1,966,539,976	$1,044,538,578	$35,072,488	$86,223,446	$642,550,640	$21,345,578,429

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $16,999,442,807) — See accompanying schedule		$21,345,578,429
Cash		16
Receivable for investments sold		240,582
Receivable for fund shares sold		60,311,653
Total assets		21,406,130,680
Liabilities
Payable for investments purchased	$13,747,670
Payable for fund shares redeemed	46,802,133
Accrued management fee	11,873,627
Total liabilities		72,423,430
Net Assets		$21,333,707,250
Net Assets consist of:
Paid in capital		$16,718,059,994
Undistributed net investment income		10,488,031
Accumulated undistributed net realized gain (loss) on investments		259,023,603
Net unrealized appreciation (depreciation) on investments		4,346,135,622
Net Assets		$21,333,707,250
Fidelity Freedom 2040 Fund:
Net Asset Value, offering price and redemption price per share ($7,864,541,579 ÷ 750,772,549 shares)		$10.48
Class K:
Net Asset Value, offering price and redemption price per share ($13,178,772,483 ÷ 1,257,433,086 shares)		$10.48
Class K6:
Net Asset Value, offering price and redemption price per share ($290,393,188 ÷ 27,709,216 shares)		$10.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$35,072,488
Expenses
Management fee	$24,524,866
Independent trustees' fees and expenses	13,711
Total expenses before reductions	24,538,577
Expense reductions	(4,763)	24,533,814
Net investment income (loss)		10,538,674
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	86,223,446
Capital gain distributions from underlying funds	192,356,208
Total net realized gain (loss)		278,579,654
Change in net unrealized appreciation (depreciation) on underlying funds		642,550,640
Net gain (loss)		921,130,294
Net increase (decrease) in net assets resulting from operations		$931,668,968

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,538,674	$96,980,348
Net realized gain (loss)	278,579,654	144,536,452
Change in net unrealized appreciation (depreciation)	642,550,640	768,804,398
Net increase (decrease) in net assets resulting from operations	931,668,968	1,010,321,198
Distributions to shareholders from net investment income	(3,727,463)	(96,859,849)
Distributions to shareholders from net realized gain	(114,805,801)	(178,085,083)
Total distributions	(118,533,264)	(274,944,932)
Share transactions - net increase (decrease)	13,256,112,838	140,516,333
Total increase (decrease) in net assets	14,069,248,542	875,892,599
Net Assets
Beginning of period	7,264,458,708	6,388,566,109
End of period	$21,333,707,250	$7,264,458,708
Other Information
Undistributed net investment income end of period	$10,488,031	$3,676,820

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2040 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.74	$8.75	$9.63	$9.62	$8.78	$8.15
Income from Investment Operations
Net investment income (loss)A	–B	.13	.13	.15	.13	.14
Net realized and unrealized gain (loss)	.90	1.24	(.46)	.57	1.17	.66
Total from investment operations	.90	1.37	(.33)	.72	1.30	.80
Distributions from net investment income	(.01)	(.13)	(.14)	(.16)	(.13)	(.15)
Distributions from net realized gain	(.15)	(.24)	(.41)	(.55)	(.33)	(.02)
Total distributions	(.16)	(.38)C	(.55)	(.71)	(.46)	(.17)
Net asset value, end of period	$10.48	$9.74	$8.75	$9.63	$9.62	$8.78
Total ReturnD,E	9.33%	16.14%	(3.62)%	7.86%	15.08%	9.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.50%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.50%H	-%	-%	-%	-%	-%
Net investment income (loss)	(.07)%H	1.44%	1.47%	1.61%	1.40%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$7,864,542	$7,264,459	$6,388,566	$6,901,191	$7,016,128	$6,758,570
Portfolio turnover rateF	26%H,J	15%	16%	17%	49%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.244 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than $.005%

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.25
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.20
Total from investment operations	.23
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$10.48
Total ReturnC,D	2.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G,H
Expenses net of fee waivers, if any	.67%G,H
Expenses net of all reductions	.67%G,H
Net investment income (loss)	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,178,772
Portfolio turnover rateE	26%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.43
Total from investment operations	.45
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$10.48
Total ReturnC,D	4.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	.58%G
Supplemental Data
Net assets, end of period (000 omitted)	$290,393
Portfolio turnover rateE	26%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.3	9.5
Fidelity Series Growth & Income Fund	9.2	7.0
Fidelity Series International Growth Fund	9.2	9.4
Fidelity Series Intrinsic Opportunities Fund	8.9	6.2
Fidelity Series Growth Company Fund	8.0	8.3
Fidelity Series Stock Selector Large Cap Value Fund	6.9	7.1
Fidelity Series Value Discovery Fund	4.7	10.0
Fidelity Series Opportunistic Insights Fund	4.4	4.6
Fidelity Series Blue Chip Growth Fund	4.0	4.2
	74.1	76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.1%
Bond Funds	5.7%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	15,824,921	$262,218,944
Fidelity Series 1000 Value Index Fund (a)	25,168,054	316,110,754
Fidelity Series All-Sector Equity Fund (a)	36,586,872	489,166,476
Fidelity Series Blue Chip Growth Fund (a)	37,811,178	500,619,999
Fidelity Series Commodity Strategy Fund (a)	46,906,379	245,320,361
Fidelity Series Growth & Income Fund (a)	75,302,215	1,145,346,684
Fidelity Series Growth Company Fund (a)	58,138,885	997,663,275
Fidelity Series Intrinsic Opportunities Fund (a)	64,887,494	1,114,767,147
Fidelity Series Opportunistic Insights Fund (a)	30,248,518	551,430,481
Fidelity Series Real Estate Equity Fund (a)	7,627,776	98,474,590
Fidelity Series Small Cap Discovery Fund (a)	12,292,223	147,506,676
Fidelity Series Small Cap Opportunities Fund (a)	32,372,486	452,567,355
Fidelity Series Stock Selector Large Cap Value Fund (a)	64,191,572	853,105,990
Fidelity Series Value Discovery Fund (a)	43,868,470	588,714,863
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,137,120,899)		7,763,013,595

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	10,927,622	116,269,903
Fidelity Series Emerging Markets Fund (a)	57,715,454	1,188,938,353
Fidelity Series International Growth Fund (a)	71,764,721	1,140,341,423
Fidelity Series International Small Cap Fund (a)	15,479,910	277,245,194
Fidelity Series International Value Fund (a)	108,121,099	1,164,464,232
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,105,221,356)		3,887,259,105

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	7,975,700	83,425,827
Fidelity Series Floating Rate High Income Fund (a)	2,965,961	28,146,973
Fidelity Series High Income Fund (a)	18,320,332	178,623,240
Fidelity Series Inflation-Protected Bond Index Fund (a)	9,666,662	95,603,288
Fidelity Series International Credit Fund (a)	579,768	5,826,665
Fidelity Series Investment Grade Bond Fund (a)	5,226,191	59,108,218
Fidelity Series Long-Term Treasury Bond Index Fund (a)	22,985,978	202,046,743
Fidelity Series Real Estate Income Fund (a)	5,039,902	56,295,707
TOTAL BOND FUNDS
(Cost $701,361,755)		709,076,661

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	101,949,693	101,949,693
Fidelity Series Short-Term Credit Fund (a)	2,961,074	29,581,130
TOTAL SHORT-TERM FUNDS
(Cost $131,483,660)		131,530,823
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $10,075,187,670)		12,490,880,184
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,869,305)
NET ASSETS - 100%		$12,484,010,879

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$75,910,943	$15,524,569	$4,575,896	$--	$59,827	$9,780,884	$262,218,944
Fidelity Series 1000 Value Index Fund	91,992,048	19,528,867	4,136,527	--	566	11,383,461	316,110,754
Fidelity Series All-Sector Equity Fund	143,160,656	29,113,923	10,579,518	--	145,430	18,197,132	489,166,476
Fidelity Series Blue Chip Growth Fund	146,065,471	73,063,984	18,563,103	965,380	2,920,088	(21,067,499)	500,619,999
Fidelity Series Canada Fund	--	61,535,924	303,806	--	843	2,654,351	116,269,903
Fidelity Series Commodity Strategy Fund	57,174,624	32,615,921	2,597,468	373,800	(3,989)	(1,122,435)	245,320,361
Fidelity Series Emerging Markets Debt Fund	24,524,403	5,720,470	861,336	882,902	(2,456)	259,605	83,425,827
Fidelity Series Emerging Markets Fund	350,211,750	72,670,439	114,595,361	--	5,578,476	48,013,874	1,188,938,353
Fidelity Series Floating Rate High Income Fund	8,373,059	1,952,667	351,830	224,557	(12,022)	(16,789)	28,146,973
Fidelity Series Government Money Market Fund 1.09%	27,106,980	10,126,396	1,134,308	164,845	--	--	101,949,693
Fidelity Series Growth & Income Fund	245,345,533	162,385,118(a)	13,692,503	1,428,780	(70,874)	39,997,159	1,145,346,684
Fidelity Series Growth Company Fund	287,954,017	49,990,692	30,835,241	--	8,315,631	50,655,647	997,663,275
Fidelity Series High Income Fund	52,683,359	12,436,997	2,118,931	1,711,089	7,137	1,634,471	178,623,240
Fidelity Series Inflation-Protected Bond Index Fund	30,442,561	5,275,619	1,131,698	21,029	(4,577)	(636,851)	95,603,288
Fidelity Series International Credit Fund	--	1,831,987	54	--	--	(10,669)	5,826,665
Fidelity Series International Growth Fund	330,326,316	68,184,653	53,684,155	--	978,354	49,849,064	1,140,341,423
Fidelity Series International Small Cap Fund	75,475,113	15,991,173	6,048,968	--	343,000	14,258,130	277,245,194
Fidelity Series International Value Fund	331,188,904	73,252,616	37,429,922	--	(33,346)	55,510,949	1,164,464,232
Fidelity Series Intrinsic Opportunities Fund	217,564,424	186,038,547(a)	1,180,175	7,751,637	18,709	8,878,747	1,114,767,147
Fidelity Series Investment Grade Bond Fund	15,221,209	6,596,393	993,434	250,430	(302)	(101,500)	59,108,218
Fidelity Series Long-Term Treasury Bond Index Fund	15,326	132,127,369	948,655	380,584	(8,089)	(3,350,717)	202,046,743
Fidelity Series Opportunistic Insights Fund	160,281,094	32,888,902	18,540,631	--	1,861,676	25,067,641	551,430,481
Fidelity Series Real Estate Equity Fund	29,201,655	8,835,464	1,320,435	270,487	404	(935,695)	98,474,590
Fidelity Series Real Estate Income Fund	16,661,979	4,749,877	666,290	462,005	(3,211)	62,150	56,295,707
Fidelity Series Short-Term Credit Fund	8,971,211	1,910,121	391,720	84,627	(146)	(42,382)	29,581,130
Fidelity Series Small Cap Discovery Fund	43,182,271	8,881,763	1,934,578	195,855	9,642	7,679,804	147,506,676
Fidelity Series Small Cap Opportunities Fund	130,040,169	59,288,923	5,814,805	838,254	(74,040)	(7,487,537)	452,567,355
Fidelity Series Stock Selector Large Cap Value Fund	248,384,564	53,318,083	11,127,391	--	69,299	28,991,227	853,105,990
Fidelity Series Value Discovery Fund	348,724,861	40,767,058	186,528,060(a)	2,807,877	13,434,268	3,929,915	588,714,863
Total	$3,496,184,500	$1,246,604,515	$532,086,799	$18,814,138	$33,530,298	$342,032,137	$12,490,880,184

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $10,075,187,670) — See accompanying schedule		$12,490,880,184
Cash		20
Receivable for investments sold		149,235
Receivable for fund shares sold		26,128,182
Total assets		12,517,157,621
Liabilities
Payable for investments purchased	$15,304,485
Payable for fund shares redeemed	10,972,835
Accrued management fee	6,869,422
Total liabilities		33,146,742
Net Assets		$12,484,010,879
Net Assets consist of:
Paid in capital		$9,931,266,174
Undistributed net investment income		5,850,931
Accumulated undistributed net realized gain (loss) on investments		131,201,260
Net unrealized appreciation (depreciation) on investments		2,415,692,514
Net Assets		$12,484,010,879
Fidelity Freedom 2045 Fund:
Net Asset Value, offering price and redemption price per share ($3,868,175,971 ÷ 326,577,664 shares)		$11.84
Class K:
Net Asset Value, offering price and redemption price per share ($8,453,836,734 ÷ 713,576,844 shares)		$11.85
Class K6:
Net Asset Value, offering price and redemption price per share ($161,998,174 ÷ 13,671,032 shares)		$11.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$18,814,138
Expenses
Management fee	$12,762,851
Independent trustees' fees and expenses	6,641
Total expenses before reductions	12,769,492
Expense reductions	(2,292)	12,767,200
Net investment income (loss)		6,046,938
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	33,530,298
Capital gain distributions from underlying funds	110,645,377
Total net realized gain (loss)		144,175,675
Change in net unrealized appreciation (depreciation) on underlying funds		342,032,137
Net gain (loss)		486,207,812
Net increase (decrease) in net assets resulting from operations		$492,254,750

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,046,938	$45,505,718
Net realized gain (loss)	144,175,675	70,221,421
Change in net unrealized appreciation (depreciation)	342,032,137	358,042,833
Net increase (decrease) in net assets resulting from operations	492,254,750	473,769,972
Distributions to shareholders from net investment income	(1,914,156)	(45,424,022)
Distributions to shareholders from net realized gain	(50,405,841)	(83,790,283)
Total distributions	(52,319,997)	(129,214,305)
Share transactions - net increase (decrease)	8,547,892,172	238,655,834
Total increase (decrease) in net assets	8,987,826,925	583,211,501
Net Assets
Beginning of period	3,496,183,954	2,912,972,453
End of period	$12,484,010,879	$3,496,183,954
Other Information
Undistributed net investment income end of period	$5,850,931	$1,718,149

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2045 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.00	$9.89	$10.84	$11.09	$10.42	$9.65
Income from Investment Operations
Net investment income (loss)A	(.01)	.15	.15	.17	.15	.17
Net realized and unrealized gain (loss)	1.01	1.39	(.52)	.64	1.39	.79
Total from investment operations	1.00	1.54	(.37)	.81	1.54	.96
Distributions from net investment income	(.01)	(.15)	(.16)	(.18)	(.15)	(.17)
Distributions from net realized gain	(.16)	(.28)	(.43)	(.89)	(.72)	(.02)
Total distributions	(.16)B	(.43)	(.58)C	(1.06)D	(.87)	(.19)
Net asset value, end of period	$11.84	$11.00	$9.89	$10.84	$11.09	$10.42
Total ReturnE,F	9.22%	16.08%	(3.59)%	7.93%	15.38%	10.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	- %J	- %J	- %J	- %J	- %J
Expenses net of fee waivers, if any	.51%I	-%	-%	-%	-%	-%
Expenses net of all reductions	.51%I	-%	-%	-%	-%	-%
Net investment income (loss)	(.10)%I	1.45%	1.48%	1.62%	1.42%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$3,868,176	$3,496,184	$2,912,972	$2,993,926	$2,885,106	$2,480,465
Portfolio turnover rateG	26%I,K	15%	17%	21%	53%	45%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.158 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.427 per share.

 D Total distributions of $1.06 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.886 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount represents less than .005%.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.23
Total from investment operations	.26
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.85
Total ReturnC,D	2.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G,H
Expenses net of fee waivers, if any	.67%G,H
Expenses net of all reductions	.67%G,H
Net investment income (loss)	1.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,453,837
Portfolio turnover rateE	26%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.34
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.49
Total from investment operations	.51
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.85
Total ReturnC,D	4.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$161,998
Portfolio turnover rateE	26%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.3	9.5
Fidelity Series International Growth Fund	9.2	9.4
Fidelity Series Growth & Income Fund	9.2	7.0
Fidelity Series Intrinsic Opportunities Fund	9.0	6.3
Fidelity Series Growth Company Fund	8.0	8.2
Fidelity Series Stock Selector Large Cap Value Fund	6.8	7.1
Fidelity Series Value Discovery Fund	4.7	10.0
Fidelity Series Opportunistic Insights Fund	4.4	4.6
Fidelity Series Blue Chip Growth Fund	4.0	4.2
	74.1	76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.1%
Bond Funds	5.7%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	13,194,889	$218,639,307
Fidelity Series 1000 Value Index Fund (a)	21,037,705	264,233,573
Fidelity Series All-Sector Equity Fund (a)	30,556,373	408,538,710
Fidelity Series Blue Chip Growth Fund (a)	31,579,785	418,116,349
Fidelity Series Commodity Strategy Fund (a)	39,251,020	205,282,834
Fidelity Series Growth & Income Fund (a)	63,008,121	958,353,519
Fidelity Series Growth Company Fund (a)	48,600,881	833,991,113
Fidelity Series Intrinsic Opportunities Fund (a)	54,603,690	938,091,395
Fidelity Series Opportunistic Insights Fund (a)	25,266,629	460,610,651
Fidelity Series Real Estate Equity Fund (a)	6,364,761	82,169,066
Fidelity Series Small Cap Discovery Fund (a)	10,236,031	122,832,369
Fidelity Series Small Cap Opportunities Fund (a)	27,035,045	377,949,923
Fidelity Series Stock Selector Large Cap Value Fund (a)	53,736,884	714,163,189
Fidelity Series Value Discovery Fund (a)	36,646,359	491,794,132
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,148,727,253)		6,494,766,130

International Equity Funds - 31.1%
Fidelity Series Canada Fund (a)	9,142,401	97,275,145
Fidelity Series Emerging Markets Fund (a)	48,291,266	994,800,073
Fidelity Series International Growth Fund (a)	60,659,120	963,873,414
Fidelity Series International Small Cap Fund (a)	12,952,376	231,977,054
Fidelity Series International Value Fund (a)	89,553,646	964,492,768
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,600,154,410)		3,252,418,454

Bond Funds - 5.7%
Fidelity Series Emerging Markets Debt Fund (a)	6,663,727	69,702,580
Fidelity Series Floating Rate High Income Fund (a)	2,498,615	23,711,860
Fidelity Series High Income Fund (a)	15,317,454	149,345,174
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,038,454	79,500,314
Fidelity Series International Credit Fund (a)	487,949	4,903,889
Fidelity Series Investment Grade Bond Fund (a)	4,373,641	49,465,874
Fidelity Series Long-Term Treasury Bond Index Fund (a)	19,241,832	169,135,703
Fidelity Series Real Estate Income Fund (a)	4,214,266	47,073,355
TOTAL BOND FUNDS
(Cost $587,050,259)		592,838,749

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	85,557,687	85,557,687
Fidelity Series Short-Term Credit Fund (a)	2,475,825	24,733,489
TOTAL SHORT-TERM FUNDS
(Cost $110,250,251)		110,291,176
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $8,446,182,173)		10,450,314,509
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,750,134)
NET ASSETS - 100%		$10,444,564,375

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$62,638,976	$12,282,357	$3,783,364	$--	$34,519	$8,139,096	$218,639,307
Fidelity Series 1000 Value Index Fund	75,814,592	15,531,621	3,400,562	--	2,971	9,502,464	264,233,573
Fidelity Series All-Sector Equity Fund	118,131,044	23,048,673	8,776,540	--	101,928	15,150,411	408,538,710
Fidelity Series Blue Chip Growth Fund	120,528,023	59,680,665	15,381,631	805,607	2,207,328	(17,484,005)	418,116,349
Fidelity Series Canada Fund	--	50,850,109	276,844	--	594	2,215,194	97,275,145
Fidelity Series Commodity Strategy Fund	47,433,910	26,121,015	2,126,321	312,526	(4,679)	(936,150)	205,282,834
Fidelity Series Emerging Markets Debt Fund	20,222,367	4,523,355	711,950	729,494	8,926	196,724	69,702,580
Fidelity Series Emerging Markets Fund	288,955,854	56,574,977	95,045,263	--	5,138,809	39,119,867	994,800,073
Fidelity Series Floating Rate High Income Fund	6,949,953	1,558,126	289,928	186,842	(3,634)	(20,130)	23,711,860
Fidelity Series Government Money Market Fund 1.09%	22,353,640	8,246,193	944,372	133,767	--	--	85,557,687
Fidelity Series Growth & Income Fund	202,356,403	131,379,387(a)	10,973,399	1,182,460	(49,312)	33,506,253	958,353,519
Fidelity Series Growth Company Fund	237,459,962	38,340,093	24,465,424	--	6,115,700	42,748,239	833,991,113
Fidelity Series High Income Fund	43,407,771	9,901,489	1,747,123	1,413,369	5,414	1,363,970	149,345,174
Fidelity Series Inflation-Protected Bond Index Fund	24,822,064	4,444,949	932,092	17,286	(2,451)	(533,869)	79,500,314
Fidelity Series International Credit Fund	--	1,535,600	29	--	--	(9,042)	4,903,889
Fidelity Series International Growth Fund	272,563,530	53,444,391	34,372,528	--	613,646	41,422,447	963,873,414
Fidelity Series International Small Cap Fund	62,277,109	12,597,480	4,978,948	--	274,164	11,800,905	231,977,054
Fidelity Series International Value Fund	273,275,108	57,754,520	40,352,377	--	(203,081)	46,132,200	964,492,768
Fidelity Series Intrinsic Opportunities Fund	180,016,043	151,326,605(a)	1,132,968	6,517,021	18,524	7,207,931	938,091,395
Fidelity Series Investment Grade Bond Fund	12,708,969	5,171,238	819,573	207,740	(1,904)	(85,868)	49,465,874
Fidelity Series Long-Term Treasury Bond Index Fund	12,932	109,848,564	719,576	318,403	(6,383)	(2,820,811)	169,135,703
Fidelity Series Opportunistic Insights Fund	132,258,253	26,029,887	15,361,707	--	1,357,652	20,979,842	460,610,651
Fidelity Series Real Estate Equity Fund	24,159,960	7,017,073	1,085,813	221,767	(3,879)	(768,790)	82,169,066
Fidelity Series Real Estate Income Fund	13,720,923	3,813,337	550,271	378,017	(856)	53,567	47,073,355
Fidelity Series Short-Term Credit Fund	7,399,416	1,523,960	322,501	70,011	(95)	(35,867)	24,733,489
Fidelity Series Small Cap Discovery Fund	35,628,306	7,041,529	1,588,083	161,670	1,067	6,405,605	122,832,369
Fidelity Series Small Cap Opportunities Fund	107,210,344	48,367,869	4,778,945	699,459	(67,524)	(6,235,610)	377,949,923
Fidelity Series Stock Selector Large Cap Value Fund	204,864,144	42,067,402	9,149,875	--	88,713	24,218,430	714,163,189
Fidelity Series Value Discovery Fund	287,661,234	33,066,268	154,494,028(a)	2,321,098	10,916,415	3,593,354	491,794,132
Total	$2,884,830,830	$1,003,088,732	$438,562,035	$15,676,537	$26,542,572	$284,826,357	$10,450,314,509

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $8,446,182,173) — See accompanying schedule		$10,450,314,509
Cash		2
Receivable for investments sold		103,924
Receivable for fund shares sold		32,206,962
Total assets		10,482,625,397
Liabilities
Payable for investments purchased	$15,053,079
Payable for fund shares redeemed	17,253,958
Accrued management fee	5,753,985
Total liabilities		38,061,022
Net Assets		$10,444,564,375
Net Assets consist of:
Paid in capital		$8,326,774,806
Undistributed net investment income		4,995,384
Accumulated undistributed net realized gain (loss) on investments		108,661,849
Net unrealized appreciation (depreciation) on investments		2,004,132,336
Net Assets		$10,444,564,375
Fidelity Freedom 2050 Fund:
Net Asset Value, offering price and redemption price per share ($3,198,263,270 ÷ 268,584,185 shares)		$11.91
Class K:
Net Asset Value, offering price and redemption price per share ($7,126,047,761 ÷ 598,418,626 shares)		$11.91
Class K6:
Net Asset Value, offering price and redemption price per share ($120,253,344 ÷ 10,094,895 shares)		$11.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$15,676,537
Expenses
Management fee	$10,595,742
Independent trustees' fees and expenses	5,482
Total expenses before reductions	10,601,224
Expense reductions	(1,891)	10,599,333
Net investment income (loss)		5,077,204
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	26,542,572
Capital gain distributions from underlying funds	92,403,402
Total net realized gain (loss)		118,945,974
Change in net unrealized appreciation (depreciation) on underlying funds		284,826,357
Net gain (loss)		403,772,331
Net increase (decrease) in net assets resulting from operations		$408,849,535

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,077,204	$37,285,493
Net realized gain (loss)	118,945,974	56,748,247
Change in net unrealized appreciation (depreciation)	284,826,357	294,641,485
Net increase (decrease) in net assets resulting from operations	408,849,535	388,675,225
Distributions to shareholders from net investment income	(1,573,575)	(36,871,772)
Distributions to shareholders from net realized gain	(40,897,550)	(67,884,342)
Total distributions	(42,471,125)	(104,756,114)
Share transactions - net increase (decrease)	7,193,355,581	237,530,130
Total increase (decrease) in net assets	7,559,733,991	521,449,241
Net Assets
Beginning of period	2,884,830,384	2,363,381,143
End of period	$10,444,564,375	$2,884,830,384
Other Information
Undistributed net investment income end of period	$4,995,384	$1,491,755

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2050 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$9.93	$10.90	$11.15	$10.28	$9.51
Income from Investment Operations
Net investment income (loss)A	(.01)	.15	.15	.17	.15	.16
Net realized and unrealized gain (loss)	1.03	1.40	(.52)	.65	1.41	.79
Total from investment operations	1.02	1.55	(.37)	.82	1.56	.95
Distributions from net investment income	(.01)	(.15)	(.16)	(.18)	(.15)	(.17)
Distributions from net realized gain	(.16)	(.28)	(.44)	(.89)	(.54)	(.02)
Total distributions	(.16)B	(.43)	(.60)	(1.07)	(.69)	(.18)C
Net asset value, end of period	$11.91	$11.05	$9.93	$10.90	$11.15	$10.28
Total ReturnD,E	9.34%	16.11%	(3.65)%	7.91%	15.53%	10.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.51%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.51%H	-%	-%	-%	-%	-%
Net investment income (loss)	(.10)%H	1.45%	1.49%	1.62%	1.41%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$3,198,263	$2,884,830	$2,363,381	$2,375,308	$2,297,832	$2,069,745
Portfolio turnover rateF	26%H,J	15%	17%	23%	57%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.156 per share.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.016 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.23
Total from investment operations	.26
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.91
Total ReturnC,D	2.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G,H
Expenses net of fee waivers, if any	.67%G,H
Expenses net of all reductions	.67%G,H
Net investment income (loss)	1.55%G
Supplemental Data
Net assets, end of period (000 omitted)	$7,126,048
Portfolio turnover rateE	26%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.49
Total from investment operations	.51
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.91
Total ReturnC,D	4.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$120,253
Portfolio turnover rateE	26%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Growth Fund	9.3	9.4
Fidelity Series International Value Fund	9.3	9.5
Fidelity Series Growth & Income Fund	9.2	7.0
Fidelity Series Intrinsic Opportunities Fund	8.9	6.3
Fidelity Series Growth Company Fund	8.0	8.2
Fidelity Series Stock Selector Large Cap Value Fund	6.9	7.1
Fidelity Series Value Discovery Fund	4.7	10.0
Fidelity Series Opportunistic Insights Fund	4.4	4.6
Fidelity Series Blue Chip Growth Fund	4.0	4.2
	74.2	76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.2%
Bond Funds	5.6%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.2%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,820,754	$79,879,889
Fidelity Series 1000 Value Index Fund (a)	7,694,094	96,637,819
Fidelity Series All-Sector Equity Fund (a)	11,158,425	149,188,136
Fidelity Series Blue Chip Growth Fund (a)	11,532,238	152,686,832
Fidelity Series Commodity Strategy Fund (a)	14,309,370	74,838,008
Fidelity Series Growth & Income Fund (a)	23,001,679	349,855,533
Fidelity Series Growth Company Fund (a)	17,730,994	304,263,854
Fidelity Series Intrinsic Opportunities Fund (a)	19,719,876	338,787,461
Fidelity Series Opportunistic Insights Fund (a)	9,225,596	168,182,611
Fidelity Series Real Estate Equity Fund (a)	2,338,460	30,189,516
Fidelity Series Small Cap Discovery Fund (a)	3,750,399	45,004,794
Fidelity Series Small Cap Opportunities Fund (a)	9,888,231	138,237,467
Fidelity Series Stock Selector Large Cap Value Fund (a)	19,641,936	261,041,325
Fidelity Series Value Discovery Fund (a)	13,419,371	180,087,962
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,036,471,704)		2,368,881,207

International Equity Funds - 31.2%
Fidelity Series Canada Fund (a)	3,333,695	35,470,518
Fidelity Series Emerging Markets Fund (a)	17,616,212	362,893,972
Fidelity Series International Growth Fund (a)	22,134,998	351,725,112
Fidelity Series International Small Cap Fund (a)	4,725,848	84,639,931
Fidelity Series International Value Fund (a)	32,655,536	351,700,125
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,004,313,811)		1,186,429,658

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund (a)	2,369,281	24,782,682
Fidelity Series Floating Rate High Income Fund (a)	923,215	8,761,308
Fidelity Series High Income Fund (a)	5,590,770	54,510,003
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,854,465	28,230,654
Fidelity Series International Credit Fund (a)	164,923	1,657,481
Fidelity Series Investment Grade Bond Fund (a)	1,595,553	18,045,704
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,033,790	61,827,018
Fidelity Series Real Estate Income Fund (a)	1,546,605	17,275,577
TOTAL BOND FUNDS
(Cost $212,813,460)		215,090,427

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	31,734,244	31,734,244
Fidelity Series Short-Term Credit Fund (a)	887,316	8,864,288
TOTAL SHORT-TERM FUNDS
(Cost $40,584,864)		40,598,532
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,294,183,839)		3,810,999,824
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,066,170)
NET ASSETS - 100%		$3,808,933,654

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$20,033,106	$6,773,756	$1,203,986	$--	$549	$2,852,860	$79,879,889
Fidelity Series 1000 Value Index Fund	24,255,513	8,292,616	859,745	--	(861)	3,419,185	96,637,819
Fidelity Series All-Sector Equity Fund	37,780,585	12,717,461	2,766,774	--	(27,018)	5,330,484	149,188,136
Fidelity Series Blue Chip Growth Fund	38,547,010	26,122,634	4,952,444	291,927	244,136	(6,265,142)	152,686,832
Fidelity Series Canada Fund	--	18,499,468	47,314	--	(126)	794,182	35,470,518
Fidelity Series Commodity Strategy Fund	15,750,440	10,434,694	545,402	113,080	(6,060)	(343,122)	74,838,008
Fidelity Series Emerging Markets Debt Fund	6,351,178	2,234,903	181,029	240,218	2,412	54,726	24,782,682
Fidelity Series Emerging Markets Fund	92,291,452	30,325,461	31,985,843	--	799,138	13,797,875	362,893,972
Fidelity Series Floating Rate High Income Fund	2,277,567	821,013	73,614	64,548	(320)	(7,988)	8,761,308
Fidelity Series Government Money Market Fund 1.09%	7,128,818	3,968,860	243,531	46,022	--	--	31,734,244
Fidelity Series Growth & Income Fund	64,757,517	54,481,112(a)	3,076,635	389,581	(11,267)	12,133,704	349,855,533
Fidelity Series Growth Company Fund	75,561,673	19,733,140	3,946,656	--	180,471	16,260,914	304,263,854
Fidelity Series High Income Fund	13,866,939	5,124,786	444,105	476,917	2,052	480,862	54,510,003
Fidelity Series Inflation-Protected Bond Index Fund	7,439,777	2,442,490	236,532	5,617	613	(200,281)	28,230,654
Fidelity Series International Credit Fund	--	522,470	12	--	--	(3,022)	1,657,481
Fidelity Series International Growth Fund	87,135,142	29,062,848	10,441,328	--	227,003	13,822,692	351,725,112
Fidelity Series International Small Cap Fund	19,909,249	6,898,800	1,426,222	--	69,217	3,979,314	84,639,931
Fidelity Series International Value Fund	87,362,038	30,607,178	13,204,306	--	52,105	15,786,113	351,700,125
Fidelity Series Intrinsic Opportunities Fund	58,119,244	60,605,986(a)	358,817	2,339,436	(1,814)	2,143,625	338,787,461
Fidelity Series Investment Grade Bond Fund	4,305,047	2,084,346	254,401	71,208	(587)	(37,446)	18,045,704
Fidelity Series Long-Term Treasury Bond Index Fund	4,445	39,936,618	168,027	110,999	(959)	(1,044,150)	61,827,018
Fidelity Series Opportunistic Insights Fund	42,298,882	14,342,523	4,905,731	--	176,551	7,422,789	168,182,611
Fidelity Series Real Estate Equity Fund	7,780,471	3,418,595	318,532	76,043	(9,248)	(283,484)	30,189,516
Fidelity Series Real Estate Income Fund	4,370,535	1,906,144	140,182	128,506	559	10,319	17,275,577
Fidelity Series Short-Term Credit Fund	2,301,275	836,350	81,737	23,156	120	(14,087)	8,864,288
Fidelity Series Small Cap Discovery Fund	11,402,903	3,866,105	506,399	53,223	(1,347)	2,345,546	45,004,794
Fidelity Series Small Cap Opportunities Fund	34,103,264	21,430,438	1,207,900	253,866	(8,839)	(2,265,854)	138,237,467
Fidelity Series Stock Selector Large Cap Value Fund	65,335,056	22,780,771	2,313,289	--	(17,198)	8,762,307	261,041,325
Fidelity Series Value Discovery Fund	91,815,328	18,042,088	50,047,988(a)	757,944	2,761,314	2,502,843	180,087,962
Total	$922,284,454	$458,313,654	$135,938,481	$5,442,291	$4,430,596	$101,435,764	$3,810,999,824

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $3,294,183,839) — See accompanying schedule		$3,810,999,824
Receivable for investments sold		5,791
Receivable for fund shares sold		13,893,189
Total assets		3,824,898,804
Liabilities
Payable for investments purchased	$10,813,212
Payable for fund shares redeemed	3,089,347
Accrued management fee	2,062,591
Total liabilities		15,965,150
Net Assets		$3,808,933,654
Net Assets consist of:
Paid in capital		$3,257,624,672
Undistributed net investment income		1,713,090
Accumulated undistributed net realized gain (loss) on investments		32,779,907
Net unrealized appreciation (depreciation) on investments		516,815,985
Net Assets		$3,808,933,654
Fidelity Freedom 2055 Fund:
Net Asset Value, offering price and redemption price per share ($1,101,424,421 ÷ 82,197,274 shares)		$13.40
Class K:
Net Asset Value, offering price and redemption price per share ($2,656,024,805 ÷ 198,110,607 shares)		$13.41
Class K6:
Net Asset Value, offering price and redemption price per share ($51,484,428 ÷ 3,840,166 shares)		$13.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,442,291
Expenses
Management fee	$3,658,260
Independent trustees' fees and expenses	1,796
Total expenses before reductions	3,660,056
Expense reductions	(605)	3,659,451
Net investment income (loss)		1,782,840
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	4,430,596
Capital gain distributions from underlying funds	33,251,525
Total net realized gain (loss)		37,682,121
Change in net unrealized appreciation (depreciation) on underlying funds		101,435,764
Net gain (loss)		139,117,885
Net increase (decrease) in net assets resulting from operations		$140,900,725

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,782,840	$11,233,935
Net realized gain (loss)	37,682,121	11,661,308
Change in net unrealized appreciation (depreciation)	101,435,764	93,927,353
Net increase (decrease) in net assets resulting from operations	140,900,725	116,822,596
Distributions to shareholders from net investment income	(530,888)	(11,091,790)
Distributions to shareholders from net realized gain	(10,617,722)	(15,197,673)
Total distributions	(11,148,610)	(26,289,463)
Share transactions - net increase (decrease)	2,756,897,234	182,129,905
Total increase (decrease) in net assets	2,886,649,349	272,663,038
Net Assets
Beginning of period	922,284,305	649,621,267
End of period	$3,808,933,654	$922,284,305
Other Information
Undistributed net investment income end of period	$1,713,090	$461,138

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2055 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.41	$11.08	$12.06	$11.73	$10.56	$9.77
Income from Investment Operations
Net investment income (loss)A	.01	.17	.17	.19	.16	.20
Net realized and unrealized gain (loss)	1.13	1.57	(.59)	.72	1.51	.80
Total from investment operations	1.14	1.74	(.42)	.91	1.67	1.00
Distributions from net investment income	(.01)	(.16)	(.17)	(.18)	(.14)	(.14)
Distributions from net realized gain	(.14)	(.25)	(.39)	(.39)	(.36)	(.06)
Total distributions	(.15)	(.41)	(.56)	(.58)B	(.50)	(.21)C
Net asset value, end of period	$13.40	$12.41	$11.08	$12.06	$11.73	$10.56
Total ReturnD,E	9.24%	16.17%	(3.69)%	7.98%	16.00%	10.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	- %I	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.51%H	-%	-%	-%	-%	-%
Expenses net of all reductions	.51%H	-%	-%	-%	-%	-%
Net investment income (loss)	.15%H	1.46%	1.51%	1.64%	1.40%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$1,101,424	$922,284	$649,621	$527,231	$350,647	$155,142
Portfolio turnover rateF	25%H,J	18%	20%	21%	47%	45%
 A Calculated based on average shares outstanding during the period.

 B Total distributions of .58 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.394 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.11
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.28
Total from investment operations	.30
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$13.41
Total ReturnC,D	2.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G,H
Expenses net of fee waivers, if any	.67%G,H
Expenses net of all reductions	.67%G,H
Net investment income (loss)	.64%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,656,025
Portfolio turnover rateE	25%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.83
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.56
Total from investment operations	.58
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$13.41
Total ReturnC,D	4.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	.53%G
Supplemental Data
Net assets, end of period (000 omitted)	$51,484
Portfolio turnover rateE	25%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Emerging Markets Fund	9.5	10.0
Fidelity Series International Value Fund	9.4	9.5
Fidelity Series Growth & Income Fund	9.2	7.0
Fidelity Series International Growth Fund	9.2	9.4
Fidelity Series Intrinsic Opportunities Fund	8.9	6.5
Fidelity Series Growth Company Fund	8.0	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.8	7.1
Fidelity Series Value Discovery Fund	4.8	10.0
Fidelity Series Opportunistic Insights Fund	4.4	4.6
Fidelity Series Blue Chip Growth Fund	4.0	4.2
	74.2	76.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.2%
International Equity Funds	31.2%
Bond Funds	5.6%
Short-Term Funds	1.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Six months ago
Domestic Equity Funds	63.7%
International Equity Funds	31.1%
Bond Funds	4.1%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	716,690	$11,875,550
Fidelity Series 1000 Value Index Fund (a)	1,146,318	14,397,760
Fidelity Series All-Sector Equity Fund (a)	1,661,654	22,216,310
Fidelity Series Blue Chip Growth Fund (a)	1,717,008	22,733,186
Fidelity Series Commodity Strategy Fund (a)	2,133,067	11,155,940
Fidelity Series Growth & Income Fund (a)	3,422,682	52,058,995
Fidelity Series Growth Company Fund (a)	2,634,983	45,216,308
Fidelity Series Intrinsic Opportunities Fund (a)	2,956,620	50,794,737
Fidelity Series Opportunistic Insights Fund (a)	1,373,410	25,037,262
Fidelity Series Real Estate Equity Fund (a)	347,002	4,479,799
Fidelity Series Small Cap Discovery Fund (a)	557,266	6,687,194
Fidelity Series Small Cap Opportunities Fund (a)	1,475,430	20,626,518
Fidelity Series Stock Selector Large Cap Value Fund (a)	2,919,085	38,794,636
Fidelity Series Value Discovery Fund (a)	2,015,970	27,054,319
TOTAL DOMESTIC EQUITY FUNDS
(Cost $319,390,268)		353,128,514

International Equity Funds - 31.2%
Fidelity Series Canada Fund (a)	496,709	5,284,980
Fidelity Series Emerging Markets Fund (a)	2,625,559	54,086,525
Fidelity Series International Growth Fund (a)	3,262,803	51,845,943
Fidelity Series International Small Cap Fund (a)	705,327	12,632,405
Fidelity Series International Value Fund (a)	4,919,757	52,985,787
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $151,800,814)		176,835,640

Bond Funds - 5.6%
Fidelity Series Emerging Markets Debt Fund (a)	333,953	3,493,150
Fidelity Series Floating Rate High Income Fund (a)	135,929	1,289,963
Fidelity Series High Income Fund (a)	833,478	8,126,407
Fidelity Series Inflation-Protected Bond Index Fund (a)	428,194	4,234,840
Fidelity Series International Credit Fund (a)	24,159	242,794
Fidelity Series Investment Grade Bond Fund (a)	238,771	2,700,504
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,048,994	9,220,655
Fidelity Series Real Estate Income Fund (a)	229,627	2,564,932
TOTAL BOND FUNDS
(Cost $31,230,028)		31,873,245

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 1.09%(a)(b)	4,742,579	4,742,579
Fidelity Series Short-Term Credit Fund (a)	136,950	1,368,131
TOTAL SHORT-TERM FUNDS
(Cost $6,109,168)		6,110,710
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $508,530,278)		567,948,109
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(303,713)
NET ASSETS - 100%		$567,644,396

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,525,417	$1,827,785	$197,745	$--	$1,431	$411,346	$11,875,550
Fidelity Series 1000 Value Index Fund	3,069,993	2,232,285	165,576	--	(697)	499,116	14,397,760
Fidelity Series All-Sector Equity Fund	4,762,745	3,440,290	433,862	--	4,411	759,105	22,216,310
Fidelity Series Blue Chip Growth Fund	4,859,349	5,421,507	714,997	42,757	1,586	(921,949)	22,733,186
Fidelity Series Canada Fund	--	2,854,967	3,071	--	(14)	117,921	5,284,980
Fidelity Series Commodity Strategy Fund	1,964,660	2,227,062	54,186	16,582	(427)	(40,531)	11,155,940
Fidelity Series Emerging Markets Debt Fund	762,854	543,708	17,534	32,662	128	7,184	3,493,150
Fidelity Series Emerging Markets Fund	11,652,982	7,695,526	4,030,300	--	33,600	2,024,802	54,086,525
Fidelity Series Floating Rate High Income Fund	280,209	213,477	7,163	9,127	37	(1,263)	1,289,963
Fidelity Series Government Money Market Fund 1.09%	921,937	855,542	23,983	6,774	--	--	4,742,579
Fidelity Series Growth & Income Fund	8,185,945	11,165,649(a)	587,509	55,146	(2,508)	1,761,391	52,058,995
Fidelity Series Growth Company Fund	9,226,869	6,114,410	263,706	--	9,105	2,210,830	45,216,308
Fidelity Series High Income Fund	1,737,800	1,311,129	43,242	68,102	290	68,818	8,126,407
Fidelity Series Inflation-Protected Bond Index Fund	936,424	658,241	23,070	828	104	(29,294)	4,234,840
Fidelity Series International Credit Fund	--	79,514	--	--	--	(413)	242,794
Fidelity Series International Growth Fund	10,972,971	7,741,787	1,866,233	--	31,035	1,920,332	51,845,943
Fidelity Series International Small Cap Fund	2,507,199	1,836,581	157,567	--	7,898	558,512	12,632,405
Fidelity Series International Value Fund	11,001,344	8,012,108	1,218,589	--	16,701	2,245,089	52,985,787
Fidelity Series Intrinsic Opportunities Fund	7,535,524	11,974,736(a)	280,851	345,381	(676)	290,690	50,794,737
Fidelity Series Investment Grade Bond Fund	520,788	515,258	36,788	10,175	243	(6,624)	2,700,504
Fidelity Series Long-Term Treasury Bond Index Fund	370	6,089,525	15,206	16,281	(32)	(152,235)	9,220,655
Fidelity Series Opportunistic Insights Fund	5,332,374	3,863,975	726,912	--	3,021	1,076,080	25,037,262
Fidelity Series Real Estate Equity Fund	988,977	817,012	62,493	11,178	(4,040)	(41,399)	4,479,799
Fidelity Series Real Estate Income Fund	550,371	449,660	13,625	18,718	28	280	2,564,932
Fidelity Series Short-Term Credit Fund	297,090	228,344	7,947	3,466	9	(2,195)	1,368,131
Fidelity Series Small Cap Discovery Fund	1,441,817	1,046,298	102,260	7,476	(214)	341,552	6,687,194
Fidelity Series Small Cap Opportunities Fund	4,306,667	4,559,614	208,441	37,264	(131)	(324,286)	20,626,518
Fidelity Series Stock Selector Large Cap Value Fund	8,247,099	5,984,437	375,136	--	(883)	1,278,097	38,794,636
Fidelity Series Value Discovery Fund	11,565,215	4,968,308	6,759,113(a)	105,468	134,204	640,618	27,054,319
Total	$116,154,990	$104,728,735	$18,397,105	$787,385	$234,209	$14,691,574	$567,948,109

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $508,530,278) — See accompanying schedule		$567,948,109
Cash		6
Receivable for fund shares sold		3,742,930
Total assets		571,691,045
Liabilities
Payable for investments purchased	$3,336,577
Payable for fund shares redeemed	406,680
Accrued management fee	303,392
Total liabilities		4,046,649
Net Assets		$567,644,396
Net Assets consist of:
Paid in capital		$503,252,558
Undistributed net investment income		251,669
Accumulated undistributed net realized gain (loss) on investments		4,722,338
Net unrealized appreciation (depreciation) on investments		59,417,831
Net Assets		$567,644,396
Fidelity Freedom 2060 Fund:
Net Asset Value, offering price and redemption price per share ($172,758,482 ÷ 14,509,360 shares)		$11.91
Class K:
Net Asset Value, offering price and redemption price per share ($385,223,899 ÷ 32,348,653 shares)		$11.91
Class K6:
Net Asset Value, offering price and redemption price per share ($9,662,015 ÷ 811,056 shares)		$11.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$787,385
Expenses
Management fee	$535,309
Independent trustees' fees and expenses	245
Total expenses before reductions	535,554
Expense reductions	(75)	535,479
Net investment income (loss)		251,906
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	234,209
Capital gain distributions from underlying funds	4,889,391
Total net realized gain (loss)		5,123,600
Change in net unrealized appreciation (depreciation) on underlying funds		14,691,574
Net gain (loss)		19,815,174
Net increase (decrease) in net assets resulting from operations		$20,067,080

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$251,906	$1,154,087
Net realized gain (loss)	5,123,600	1,463,110
Change in net unrealized appreciation (depreciation)	14,691,574	9,155,957
Net increase (decrease) in net assets resulting from operations	20,067,080	11,773,154
Distributions to shareholders from net investment income	(57,327)	(1,119,481)
Distributions to shareholders from net realized gain	(1,284,107)	(924,001)
Total distributions	(1,341,434)	(2,043,482)
Share transactions - net increase (decrease)	432,763,762	59,406,386
Total increase (decrease) in net assets	451,489,408	69,136,058
Net Assets
Beginning of period	116,154,988	47,018,930
End of period	$567,644,396	$116,154,988
Other Information
Undistributed net investment income end of period	$251,669	$57,090

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2060 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015A
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$9.78	$10.45	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.16	.16	.10
Net realized and unrealized gain (loss)	1.03	1.37	(.53)	.52
Total from investment operations	1.02	1.53	(.37)	.62
Distributions from net investment income	(.01)	(.13)	(.12)	(.10)
Distributions from net realized gain	(.11)	(.17)	(.17)	(.07)
Total distributions	(.12)	(.30)	(.30)C	(.17)
Net asset value, end of period	$11.91	$11.01	$9.78	$10.45
Total ReturnD,E	9.30%	16.01%	(3.67)%	6.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	.53%H	- %I	- %I	- %H,I
Expenses net of fee waivers, if any	.53%H	-%	-%	- %H
Expenses net of all reductions	.53%H	-%	-%	- %H
Net investment income (loss)	(.11)%H	1.54%	1.67%	1.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$172,758	$116,155	$47,019	$8,968
Portfolio turnover rateF	23%H,J	21%	31%	28%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.174 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.65
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.23
Total from investment operations	.26
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.91
Total ReturnC,D	2.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G,H
Expenses net of fee waivers, if any	.67%G,H
Expenses net of all reductions	.67%G,H
Net investment income (loss)	1.44%G
Supplemental Data
Net assets, end of period (000 omitted)	$385,224
Portfolio turnover rateE	23%G,I

 A For the period July 20, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause expense amounts and ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K6

Six months ended (Unaudited) September 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.49
Total from investment operations	.51
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$11.91
Total ReturnC,D	4.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	.51%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,662
Portfolio turnover rateE	23%G,H

 A For the period June 7, 2017 (commencement of sale of shares) to September 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2017

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund commenced sale of Class K and Class K6 shares on July 20, 2017 and June 7, 2017, respectively. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). During the period, one of the Underlying Funds changed its name from Fidelity Series Equity-Income Fund to Fidelity Series Value Discovery Fund.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$3,509,154,457	$315,867,892	$(27,546,433)	$288,321,459
Fidelity Freedom 2005 Fund	947,189,030	91,280,373	(12,123,688)	79,156,685
Fidelity Freedom 2010 Fund	6,034,606,035	821,208,345	(63,827,843)	757,380,502
Fidelity Freedom 2015 Fund	8,950,334,565	1,532,474,549	(69,250,186)	1,463,224,363
Fidelity Freedom 2020 Fund	25,545,099,708	4,588,748,340	(227,529,915)	4,361,218,425
Fidelity Freedom 2025 Fund	22,180,838,968	4,110,914,450	(152,955,721)	3,957,958,729
Fidelity Freedom 2030 Fund	25,090,910,423	5,633,485,990	(134,258,695)	5,499,227,295
Fidelity Freedom 2035 Fund	16,544,223,229	4,068,269,188	(70,907,665)	3,997,361,523
Fidelity Freedom 2040 Fund	17,035,567,723	4,383,587,954	(73,577,248)	4,310,010,706
Fidelity Freedom 2045 Fund	10,092,445,846	2,437,436,592	(39,002,254)	2,398,434,338
Fidelity Freedom 2050 Fund	8,459,132,296	2,020,888,764	(29,706,551)	1,991,182,213
Fidelity Freedom 2055 Fund	3,303,655,673	520,012,483	(12,668,332)	507,344,151
Fidelity Freedom 2060 Fund	509,484,539	59,521,935	(1,058,365)	58,463,570

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares and in-kind transactions, other than securities acquired in the merger, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Income Fund	$213,195,953	$225,826,002
Fidelity Freedom 2005 Fund	78,731,427	70,675,497
Fidelity Freedom 2010 Fund	471,348,514	551,261,066
Fidelity Freedom 2015 Fund	854,356,244	805,058,422
Fidelity Freedom 2020 Fund	2,277,588,861	1,703,551,228
Fidelity Freedom 2025 Fund	2,389,519,412	1,344,581,553
Fidelity Freedom 2030 Fund	2,774,525,148	1,661,956,614
Fidelity Freedom 2035 Fund	2,132,396,555	1,027,552,414
Fidelity Freedom 2040 Fund	1,966,539,976	1,044,538,578
Fidelity Freedom 2045 Fund	1,246,604,515	532,086,799
Fidelity Freedom 2050 Fund	1,003,088,732	438,562,035
Fidelity Freedom 2055 Fund	458,313,654	135,938,481
Fidelity Freedom 2060 Fund	104,728,735	18,397,105

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Effective June 1, 2017, under the management contract approved by the Board of Trustees (the Board) and shareholders, FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees.

For the period, June 1, 2017 (July 20, 2017 and June 7, 2017 for Class K and Class K6, respectively) through September 30, 2017, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K and K6)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.491%	.435%
Fidelity Freedom 2010 Fund	.533%	.468%
Fidelity Freedom 2015 Fund	.576%	.503%
Fidelity Freedom 2020 Fund	.618%	.538%
Fidelity Freedom 2025 Fund	.661%	.573%
Fidelity Freedom 2030 Fund	.703%	.608%
Fidelity Freedom 2035 Fund	.746%	.643%
Fidelity Freedom 2040 Fund	.746%	.643%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%

Effective June 7, 2017, under the expense contract approved by the Board, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.365%
Fidelity Freedom 2005 Fund	.377%
Fidelity Freedom 2010 Fund	.396%
Fidelity Freedom 2015 Fund	.415%
Fidelity Freedom 2020 Fund	.435%
Fidelity Freedom 2025 Fund	.454%
Fidelity Freedom 2030 Fund	.474%
Fidelity Freedom 2035 Fund	.493%
Fidelity Freedom 2040 Fund	.493%
Fidelity Freedom 2045 Fund	.493%
Fidelity Freedom 2050 Fund	.493%
Fidelity Freedom 2055 Fund	.493%
Fidelity Freedom 2060 Fund	.493%

In addition, the Board and shareholders of each Underlying Fund approved a new management contract, effective June 1, 2017. Under the management contract, each Underlying Fund no longer pays a management fee, and most of each Underlying Fund's ordinary operating expenses are borne by the investment adviser.

Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Value Discovery Fund, ("selected Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series Intrinsic Opportunities Fund and Fidelity Series Growth & Income Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the selected Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Fund
Fidelity Freedom Income	$ 21,943,732	$ 5,248,386
Fidelity Freedom 2005	9,132,913	818,016
Fidelity Freedom 2010	82,938,352	17,423,248
Fidelity Freedom 2015	132,300,852	26,218,924
Fidelity Freedom 2020	349,185,809	55,046,914
Fidelity Freedom 2025	312,149,126	36,476,750
Fidelity Freedom 2030	443,448,822	45,658,987
Fidelity Freedom 2035	315,567,651	25,385,650
Fidelity Freedom 2040	341,654,429	31,022,107
Fidelity Freedom 2045	165,214,747	12,941,012
Fidelity Freedom 2050	136,449,649	10,462,773
Fidelity Freedom 2055	44,625,815	2,684,111
Fidelity Freedom 2060	6,196,209	137,579

5. Expense Reductions.

Prior to June 1, 2017, FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, were excluded from this reimbursement. Effective June 1, 2017, these voluntary reimbursements were discontinued.

The following classes of each applicable Fund were in reimbursement during the period:

Fidelity Freedom Income Fund	$1,400
Fidelity Freedom 2005 Fund	383
Fidelity Freedom 2010 Fund	3,152
Fidelity Freedom 2015 Fund	3,493
Fidelity Freedom 2020 Fund	8,733
Fidelity Freedom 2025 Fund	6,404
Fidelity Freedom 2030 Fund	7,879
Fidelity Freedom 2035 Fund	4,521
Fidelity Freedom 2040 Fund	4,763
Fidelity Freedom 2045 Fund	2,292
Fidelity Freedom 2050 Fund	1,891
Fidelity Freedom 2055 Fund	605
Fidelity Freedom 2060 Fund	75

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2017(a)	Year ended March 31, 2017
Fidelity Freedom Income Fund
From net investment income
Fidelity Freedom Income Fund	$12,608,956	$37,016,596
Class K	1,471	–
Class K6	16,731	–
Total	$12,627,158	$37,016,596
From net realized gain
Fidelity Freedom Income Fund	$14,993,579	$32,674,118
Total	$14,993,579	$ 32,674,118
Fidelity Freedom 2005 Fund
From net investment income
Fidelity Freedom 2005 Fund	$1,620,929	$10,200,069
Total	$1,620,929	$ 10,200,069
From net realized gain
Fidelity Freedom 2005 Fund	$5,291,856	$7,369,706
Total	$5,291,856	$ 7,369,706
Fidelity Freedom 2010 Fund
From net investment income
Fidelity Freedom 2010 Fund	$11,553,873	$71,220,043
Total	$11,553,873	$ 71,220,043
From net realized gain
Fidelity Freedom 2010 Fund	$49,891,727	$73,776,491
Total	$49,891,727	$ 73,776,491
Fidelity Freedom 2015 Fund
From net investment income
Fidelity Freedom 2015 Fund	$13,537,555	$89,847,108
Total	$13,537,555	$ 89,847,108
From net realized gain
Fidelity Freedom 2015 Fund	$71,790,066	$104,826,159
Total	$71,790,066	$ 104,826,159
Fidelity Freedom 2020 Fund
From net investment income
Fidelity Freedom 2020 Fund	$28,799,746	$200,026,428
Total	$28,799,746	$200,026,428
From net realized gain
Fidelity Freedom 2020 Fund	$168,906,642	$252,757,975
Total	$168,906,642	$ 252,757,975
Fidelity Freedom 2025 Fund
From net investment income
Fidelity Freedom 2025 Fund	$20,288,985	$147,758,780
Total	$20,288,985	$147,758,780
From net realized gain
Fidelity Freedom 2025 Fund	$126,806,087	$204,066,897
Total	$126,806,087	$ 204,066,897
Fidelity Freedom 2030 Fund
From net investment income
Fidelity Freedom 2030 Fund	$14,875,007	$163,120,493
Total	$14,875,007	$ 163,120,493
From net realized gain
Fidelity Freedom 2030 Fund	$177,823,710	$254,968,549
Total	$177,823,710	$ 254,968,549
Fidelity Freedom 2035 Fund
From net investment income
Fidelity Freedom 2035 Fund	$4,477,894	$88,507,344
Total	$4,477,894	$ 88,507,344
From net realized gain
Fidelity Freedom 2035 Fund	$104,484,046	$162,354,536
Total	$104,484,046	$ 162,354,536
Fidelity Freedom 2040 Fund
From net investment income
Fidelity Freedom 2040 Fund	$3,727,463	$96,859,849
Total	$3,727,463	$96,859,849
From net realized gain
Fidelity Freedom 2040 Fund	$114,805,801	$178,085,083
Total	$114,805,801	$ 178,085,083
Fidelity Freedom 2045 Fund
From net investment income
Fidelity Freedom 2045 Fund	$1,914,156	$45,424,022
Total	$1,914,156	$ 45,424,022
From net realized gain
Fidelity Freedom 2045 Fund	$50,405,841	$83,790,283
Total	$50,405,841	$ 83,790,283
Fidelity Freedom 2050 Fund
From net investment income
Fidelity Freedom 2050 Fund	$1,573,575	$36,871,772
Total	$1,573,575	$ 36,871,772
From net realized gain
Fidelity Freedom 2050 Fund	$40,897,550	$67,884,342
Total	$40,897,550	$ 67,884,342
Fidelity Freedom 2055 Fund
From net investment income
Fidelity Freedom 2055 Fund	$530,888	$11,091,790
Total	$530,888	$ 11,091,790
From net realized gain
Fidelity Freedom 2055 Fund	$10,617,722	$15,197,673
Total	$10,617,722	$ 15,197,673
Fidelity Freedom 2060 Fund
From net investment income
Fidelity Freedom 2060 Fund	$57,327	$1,119,481
Total	$57,327	$ 1,119,481
From net realized gain
Fidelity Freedom 2060 Fund	$1,284,107	$924,001
Total	$1,284,107	$ 924,001

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to September 30, 2017.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2017(a)	Year ended March 31, 2017	Six months ended September 30, 2017(a)	Year ended March 31, 2017
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	11,865,158	27,891,079	$138,935,467	$318,995,628
Reinvestment of distributions	2,328,579	6,036,813	27,038,983	68,285,524
Shares redeemed	(18,267,957)	(43,107,568)	(213,720,791)	(492,617,047)
Net increase (decrease)	(4,074,220)	(9,179,676)	$(47,746,341)	$(105,335,895)
Class K
Shares sold	5,399,525	-	$63,845,031	$-
Issued in exchange for the shares of Fidelity Freedom K Income Fund	136,520,990		1,613,678,107
Reinvestment of distributions	124	-	1,462	-
Shares redeemed	(2,698,054)	-	(31,925,890)	-
Net increase (decrease)	139,222,585	-	$1,645,598,710	$-
Class K6
Shares sold	673,305	-	$7,927,709	$-
Reinvestment of distributions	1,420	-	16,731	-
Shares redeemed	(111,610)	-	(1,321,236)	-
Net increase (decrease)	563,115	-	$6,623,204	$-
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	3,171,508	8,370,565	$39,311,961	$99,885,293
Reinvestment of distributions	559,542	1,487,696	6,848,797	17,425,187
Shares redeemed	(4,408,162)	(11,808,557)	(54,690,573)	(141,074,680)
Net increase (decrease)	(677,112)	(1,950,296)	$(8,529,815)	$(23,764,200)
Class K
Shares sold	1,838,065	-	$23,119,343	$-
Issued in exchange for the shares of Fidelity Freedom K 2005 Fund	32,823,330	-	412,589,249	-
Shares redeemed	(744,609)	-	(9,387,938)	-
Net increase (decrease)	33,916,786	-	$426,320,654	$-
Class K6
Shares sold	199,610	-	$2,494,426	$-
Shares redeemed	(11,666)	-	(146,611)	-
Net increase (decrease)	187,944	-	$2,347,815	$-
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	10,940,205	29,730,777	$173,302,869	$450,240,426
Reinvestment of distributions	3,880,855	9,654,368	60,541,342	142,971,004
Shares redeemed	(23,112,839)	(63,066,784)	(365,719,461)	(954,373,734)
Net increase (decrease)	(8,291,779)	(23,681,639)	$(131,875,250)	$(361,162,304)
Class K
Shares sold	5,535,906	-	$88,997,581	$-
Issued in exchange for the shares of Fidelity Freedom K 2010 Fund	158,527,428		2,547,535,809
Shares redeemed	(2,696,038)	-	(43,510,785)	-
Net increase (decrease)	161,367,296	-	$2,593,022,605	$-
Class K6
Shares sold	869,976	-	$13,897,456	$-
Shares redeemed	(39,542)	-	(636,879)	-
Net increase (decrease)	830,434	-	$13,260,577	$-
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	35,171,234	86,891,690	$460,507,427	$1,077,815,896
Reinvestment of distributions	6,567,635	15,956,683	84,525,456	192,945,931
Shares redeemed	(52,108,046)	(132,326,360)	(681,551,786)	(1,637,477,620)
Net increase (decrease)	(10,369,177)	(29,477,987)	$(136,518,903)	$(366,715,793)
Class K
Shares sold	19,084,988	-	$253,716,164	$-
Issued in exchange for the shares of Fidelity Freedom K 2015 Fund	357,299,109		4,748,505,056
Shares redeemed	(8,225,915)	-	(109,900,682)	-
Net increase (decrease)	368,158,182	-	$4,892,320,538	$-
Class K6
Shares sold	3,733,869	-	$49,367,640	$-
Shares redeemed	(606,527)	-	(8,028,911)	-
Net increase (decrease)	3,127,342	-	$41,338,729	$-
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	72,329,584	159,336,775	$1,161,107,270	$2,409,581,355
Reinvestment of distributions	12,408,959	30,520,001	195,813,364	448,509,541
Shares redeemed	(91,306,664)	(209,463,411)	(1,466,243,011)	(3,158,599,236)
Net increase (decrease)	(6,568,121)	(19,606,635)	$(109,322,377)	$(300,508,340)
Class K
Shares sold	46,814,954	-	$765,360,981	$-
Issued in exchange for the shares of Fidelity Freedom K 2020 Fund	997,191,746		16,284,141,352
Shares redeemed	(16,770,810)	-	(275,686,957)	-
Net increase (decrease)	1,027,235,890	-	$16,773,815,376	$-
Class K6
Shares sold	9,313,811	-	$151,461,322	$-
Shares redeemed	(453,835)	-	(7,351,710)	-
Net increase (decrease)	8,859,976	-	$144,109,612	$-
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	72,880,365	161,205,087	$1,008,671,416	$2,085,995,325
Reinvestment of distributions	10,738,033	27,865,215	146,037,168	349,406,296
Shares redeemed	(74,673,353)	(163,515,141)	(1,034,063,327)	(2,107,812,160)
Net increase (decrease)	8,945,045	25,555,161	$120,645,257	$327,589,461
Class K
Shares sold	57,633,659	-	$813,061,899	$-
Issued in exchange for the shares of Fidelity Freedom K 2025 Fund	1,039,138,058		14,641,455,337
Shares redeemed	(16,783,958)	-	(238,208,206)	-
Net increase (decrease)	1,079,987,759	-	$15,216,309,030	$-
Class K6
Shares sold	20,536,369	-	$288,380,992	$-
Shares redeemed	(1,060,539)	-	(14,874,120)	-
Net increase (decrease)	19,475,830	-	$273,506,872	$-
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	57,960,612	123,540,563	$997,329,320	$1,957,712,162
Reinvestment of distributions	11,324,574	27,198,687	191,158,810	414,813,441
Shares redeemed	(64,314,572)	(142,359,984)	(1,108,159,949)	(2,244,048,246)
Net increase (decrease)	4,970,614	8,379,266	$80,328,181	$128,477,357
Class K
Shares sold	44,280,210	-	$779,026,021	$-
Issued in exchange for the shares of Fidelity Freedom K 2030 Fund	980,848,240		17,213,886,716
Shares redeemed	(13,208,718)	-	(234,109,768)	-
Net increase (decrease)	1,011,919,732	-	$17,758,802,969	$-
Class K6
Shares sold	22,664,641	-	$396,475,122	$-
Shares redeemed	(390,179)	-	(6,829,742)	-
Net increase (decrease)	22,274,462	-	$389,645,380	$-
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	53,960,721	107,335,106	$773,676,885	$1,399,007,407
Reinvestment of distributions	7,707,044	19,960,664	108,361,033	249,452,344
Shares redeemed	(50,242,072)	(109,251,957)	(720,419,683)	(1,416,735,577)
Net increase (decrease)	11,425,693	18,043,813	$161,618,235	$231,724,174
Class K
Shares sold	45,464,097	-	$667,162,259	$-
Issued in exchange for the shares of Fidelity Freedom K 2035 Fund	810,190,579		11,861,189,816
Shares redeemed	(11,986,842)	-	(177,495,766)	-
Net increase (decrease)	843,667,834	-	$12,350,856,309	$-
Class K6
Shares sold	24,573,312	-	$359,395,098	$-
Shares redeemed	(269,933)	-	(3,971,355)	-
Net increase (decrease)	24,303,379	-	$355,423,743	$-
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	64,602,548	140,785,303	$649,838,406	$1,286,757,447
Reinvestment of distributions	11,920,030	31,075,048	117,531,506	272,618,946
Shares redeemed	(71,623,015)	(155,935,498)	(721,941,439)	(1,418,860,060)
Net increase (decrease)	4,899,563	15,924,853	$45,428,473	$140,516,333
Class K
Shares sold	63,797,242	-	$657,722,352	$-
Issued in exchange for the shares of Fidelity Freedom K 2040 Fund	1,209,417,175	-	12,432,808,583
Shares redeemed	(15,781,331)	-	(164,224,789)	-
Net increase (decrease)	1,257,433,086	-	$12,926,306,146	$-
Class K6
Shares sold	28,132,546	-	$288,723,775	$-
Shares redeemed	(423,330)	-	(4,345,556)	-
Net increase (decrease)	27,709,216	-	$284,378,219	$-
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	41,090,957	88,251,156	$467,297,955	$911,294,661
Reinvestment of distributions	4,656,358	12,918,827	51,918,394	128,307,737
Shares redeemed	(37,086,347)	(77,904,384)	(421,882,357)	(800,946,564)
Net increase (decrease)	8,660,968	23,265,599	$97,333,992	$238,655,834
Class K
Shares sold	42,260,753	-	$492,513,065	$-
Issued in exchange for the shares of Fidelity Freedom K 2045 Fund	680,392,245		7,906,157,717
Shares redeemed	(9,076,154)	-	(106,789,024)	-
Net increase (decrease)	713,576,844	-	$8,291,881,758	$-
Class K6
Shares sold	13,954,184	-	$161,962,332	$-
Shares redeemed	(283,152)	-	(3,285,910)	-
Net increase (decrease)	13,671,032	-	$158,676,422	$-
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	36,717,117	78,016,417	$419,862,089	$809,711,740
Reinvestment of distributions	3,742,099	10,380,386	41,948,867	103,566,059
Shares redeemed	(32,864,607)	(65,322,506)	(376,269,064)	(675,747,669)
Net increase (decrease)	7,594,609	23,074,297	$85,541,892	$237,530,130
Class K
Shares sold	33,641,299	-	$394,560,746	$-
Issued in exchange for the shares of Fidelity Freedom K 2050 Fund	572,849,516		6,690,882,218
Shares redeemed	(8,072,189)	-	(95,443,272)	-
Net increase (decrease)	598,418,626	-	$6,989,999,692	$-
Class K6
Shares sold	10,312,301	-	$120,357,091	$-
Shares redeemed	(217,406)	-	(2,543,094)	-
Net increase (decrease)	10,094,895	-	$117,813,997	$-
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	17,985,895	35,961,184	$231,580,697	$417,830,315
Reinvestment of distributions	868,710	2,322,949	10,963,123	25,903,357
Shares redeemed	(11,004,595)	(22,547,740)	(141,637,598)	(261,603,767)
Net increase (decrease)	7,850,010	15,736,393	$100,906,222	$182,129,905
Class K
Shares sold	13,692,184	-	$180,899,760	$-
Issued in exchange for the shares of Fidelity Freedom K 2055 Fund	187,145,598		2,460,964,568
Shares redeemed	(2,727,175)	-	(36,304,593)	-
Net increase (decrease)	198,110,607	-	$2,605,559,735	$-
Class K6
Shares sold	3,946,449	-	$51,830,284	$-
Shares redeemed	(106,283)	-	(1,399,007)	-
Net increase (decrease)	3,840,166	-	$50,431,277	$-
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	5,677,772	8,574,369	$64,924,145	$88,938,893
Reinvestment of distributions	116,343	198,281	1,304,209	1,984,387
Shares redeemed	(1,830,620)	(3,035,221)	(20,942,812)	(31,516,894)
Net increase (decrease)	3,963,495	5,737,429	$45,285,542	$59,406,386
Class K
Shares sold	2,846,451	-	$33,501,456	$-
Issued in exchange for the shares of Fidelity Freedom K 2060 Fund	30,017,564		350,605,136
Shares redeemed	(515,362)	-	(6,093,232)	-
Net increase (decrease)	32,348,653	-	$378,013,360	$-
Class K6
Shares sold	839,499	-	$9,798,536	$-
Shares redeemed	(28,443)	-	(333,676)	-
Net increase (decrease)	811,056	-	$9,464,860	$-

 (a) Amounts for Class K and Class K6 are for the period July 20, 2017 and June 7, 2017, respectively, (commencement of sale of shares) to September 30, 2017.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Income Fund	Fidelity Freedom 2010 Fund	Fidelity Freedom 2015 Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund
Fidelity Series 100 Index Fund	–%	–%	–%	11%	11%	16%	12%	13%
Fidelity Series 1000 Value Index Fund	–%	–%	–%	13%	12%	17%	14%	14%
Fidelity Series All-Sector Equity Fund	–%	–%	–%	12%	12%	16%	13%	13%
Fidelity Series Blue Chip Growth Fund	–%	–%	–%	13%	13%	18%	14%	15%
Fidelity Series Canada Fund	–%	–%	–%	13%	12%	17%	11%	14%
Fidelity Series Commodity Strategy Fund	–%	–%	–%	15%	13%	16%	10%	11%
Fidelity Series Emerging Markets Debt Fund	–%	–%	–%	16%	13%	15%	10%	11%
Fidelity Series Emerging Markets Fund	–%	–%	–%	13%	12%	16%	12%	13%
Fidelity Series Floating Rate High Income Fund	–%	–%	–%	16%	13%	15%	10%	11%
Fidelity Series Government Money Market Fund	–%	10%	11%	24%	16%	–%	–%	–%
Fidelity Series Growth & Income Fund	–%	–%	–%	13%	13%	18%	14%	15%
Fidelity Series Growth Company Fund	–%	–%	–%	13%	13%	18%	14%	15%
Fidelity Series High Income Fund	–%	–%	–%	16%	13%	15%	10%	11%
Fidelity Series Inflation-Protected Bond Index Fund	–%	–%	–%	14%	–%	11%	–%	–%
Fidelity Series International Credit Fund	–%	–%	–%	18%	15%	15%	–%	–%
Fidelity Series International Growth Fund	–%	–%	–%	12%	12%	17%	13%	13%
Fidelity Series International Small Cap Fund	–%	–%	–%	12%	12%	17%	13%	13%
Fidelity Series International Value Fund	–%	–%	–%	13%	12%	16%	13%	13%
Fidelity Series Intrinsic Opportunities Fund	–%	–%	–%	14%	13%	18%	14%	15%
Fidelity Series Investment Grade Bond Fund	–%	–%	11%	28%	21%	15%	–%	–%
Fidelity Series Long-Term Treasury Bond Index Fund	–%	–%	–%	16%	14%	17%	11%	–%
Fidelity Series Opportunistic Insights Fund	–%	–%	–%	13%	13%	18%	14%	15%
Fidelity Series Real Estate Equity Fund	–%	–%	–%	12%	12%	17%	13%	14%
Fidelity Series Real Estate Income Fund	–%	–%	–%	16%	13%	16%	10%	11%
Fidelity Series Short-Term Credit Fund	12%	12%	14%	29%	19%	–%	–%	–%
Fidelity Series Small Cap Discovery Fund	–%	–%	–%	13%	13%	18%	14%	15%
Fidelity Series Small Cap Opportunities Fund	–%	–%	–%	12%	12%	17%	13%	14%
Fidelity Series Stock Selector Large Cap Value Fund	–%	–%	–%	13%	13%	18%	14%	15%
Fidelity Series Value Discovery Fund	–%	–%	–%	13%	13%	18%	14%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	86%
Fidelity Series 1000 Value Index Fund	95%
Fidelity Series All-Sector Equity Fund	90%
Fidelity Series Blue Chip Growth Fund	100%
Fidelity Series Canada Fund	91%
Fidelity Series Commodity Strategy Fund	91%
Fidelity Series Emerging Markets Debt Fund	91%
Fidelity Series Emerging Markets Fund	91%
Fidelity Series Floating Rate High Income Fund	91%
Fidelity Series Government Money Market Fund	82%
Fidelity Series Growth & Income Fund	100%
Fidelity Series Growth Company Fund	100%
Fidelity Series High Income Fund	91%
Fidelity Series Inflation-Protected Bond Index Fund	80%
Fidelity Series International Credit Fund	91%
Fidelity Series International Growth Fund	91%
Fidelity Series International Small Cap Fund	91%
Fidelity Series International Value Fund	91%
Fidelity Series Intrinsic Opportunities Fund	100%
Fidelity Series Investment Grade Bond Fund	91%
Fidelity Series Long-Term Treasury Bond Index Fund	91%
Fidelity Series Opportunistic Insights Fund	100%
Fidelity Series Real Estate Equity Fund	91%
Fidelity Series Real Estate Income Fund	91%
Fidelity Series Short-Term Credit Fund	100%
Fidelity Series Small Cap Discovery Fund	100%
Fidelity Series Small Cap Opportunities Fund	90%
Fidelity Series Stock Selector Large Cap Value Fund	100%
Fidelity Series Value Discovery Fund	100%

9. Merger Information.

On September 8, 2017, each Surviving Fund acquired all of the assets and assumed all of the liabilities of each Target Fund pursuant to each Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). Each acquisition was accomplished by an exchange of Class K shares of each Surviving Fund for corresponding shares then outstanding of each Target Fund, at their respective net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on July 20, 2017. The reorganization provided shareholders of each Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Combined total net assets after the acquisition are as follows:

Target Funds	Securities $	Unrealized appreciation (depreciation)$	Net Assets $	Surviving Funds	Net assets $	Total net assets after the acquisition $
Fidelity Freedom K 2005 Fund	412,419,889	40,449,279	412,589,249	Fidelity Freedom 2005 Fund	610,614,214	1,023,203,463
Fidelity Freedom K 2010 Fund	2,546,556,623	329,226,460	2,547,535,809	Fidelity Freedom 2010 Fund	4,238,458,400	6,785,994,209
Fidelity Freedom K 2015 Fund	4,746,815,623	696,286,166	4,748,505,056	Fidelity Freedom 2015 Fund	5,645,731,933	10,394,236,989
Fidelity Freedom K 2020 Fund	16,278,675,415	2,424,773,804	16,284,141,352	Fidelity Freedom 2020 Fund	13,414,449,646	29,698,590,998
Fidelity Freedom K 2025 Fund	14,636,906,056	2,237,270,202	14,641,455,337	Fidelity Freedom 2025 Fund	11,194,758,422	25,836,213,759
Fidelity Freedom K 2030 Fund	17,209,401,290	3,150,938,702	17,213,886,716	Fidelity Freedom 2030 Fund	12,912,345,253	30,126,231,969
Fidelity Freedom K 2035 Fund	11,858,805,237	2,326,083,837	11,861,189,816	Fidelity Freedom 2035 Fund	8,269,361,979	20,130,551,795
Fidelity Freedom K 2040 Fund	12,430,342,176	2,512,607,175	12,432,808,583	Fidelity Freedom 2040 Fund	8,489,396,048	20,922,204,631
Fidelity Freedom K 2045 Fund	7,904,615,516	1,469,965,780	7,906,157,717	Fidelity Freedom 2045 Fund	4,301,147,363	12,207,305,080
Fidelity Freedom K 2050 Fund	6,689,588,035	1,219,930,995	6,690,882,218	Fidelity Freedom 2050 Fund	3,509,123,170	10,200,005,388
Fidelity Freedom K 2055 Fund	2,460,473,831	326,647,894	2,460,964,568	Fidelity Freedom 2055 Fund	1,221,516,226	3,682,480,794
Fidelity Freedom K 2060 Fund	350,535,702	37,076,005	350,605,136	Fidelity Freedom 2060 Fund	184,982,168	535,587,304
Fidelity Freedom K Income Fund	1,612,974,652	111,654,038	1,613,678,107	Fidelity Freedom Income Fund	2,180,776,091	3,794,454,198

Pro forma results of operations of the combined entity for the entire period ended September 30, 2017, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Surviving Funds	Net investment income (loss) $	Total net realized gain (loss) $	Total change in net unrealized appreciation (depreciation)$	Net increase (decrease) in net assets resulting from operations $
Fidelity Freedom 2005 Fund	5,353,527	14,711,664	26,248,239	46,313,430
Fidelity Freedom 2010 Fund	32,859,458	154,454,859	175,971,594	363,285,911
Fidelity Freedom 2015 Fund	44,248,033	273,459,392	313,836,336	631,543,761
Fidelity Freedom 2020 Fund	112,466,405	657,988,197	1,159,430,903	1,929,885,505
Fidelity Freedom 2025 Fund	79,970,323	497,770,499	1,188,538,128	1,766,278,950
Fidelity Freedom 2030 Fund	62,137,483	681,469,895	1,628,581,595	2,372,188,973
Fidelity Freedom 2035 Fund	18,028,787	444,589,484	1,261,734,915	1,724,353,186
Fidelity Freedom 2040 Fund	17,016,387	479,188,132	1,322,596,465	1,818,800,984
Fidelity Freedom 2045 Fund	10,028,180	240,341,634	800,066,479	1,050,436,293
Fidelity Freedom 2050 Fund	8,440,866	201,234,537	676,620,622	886,296,025
Fidelity Freedom 2055 Fund	2,879,332	50,646,769	247,646,407	301,172,508
Fidelity Freedom 2060 Fund	376,623	6,300,604	34,223,936	40,901,163
Fidelity Freedom Income Fund	23,043,909	47,888,756	69,055,343	139,988,008

Because each combined investment portfolio have been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that have been included in the Surviving Fund's accompanying Statement of Operations since September 8, 2017.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017)for Fidelity Freedom and for the period (July 20, 2017 to September 30, 2017) for Class K and for the period (June 7, 2017 to September 30, 2017) for Class K6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value September 30, 2017	Expenses Paid During Period
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.31%
Actual		$1,000.00	$1,037.60	$1.58-B,C
Hypothetical-D		$1,000.00	$1,023.51	$1.57-C,E
Class K	.46%
Actual		$1,000.00	$1,009.30	$.92-B
Hypothetical-D		$1,000.00	$1,022.76	$2.33-E
Class K6	.37%
Actual		$1,000.00	$1,016.90	$1.19-B
Hypothetical-D		$1,000.00	$1,023.21	$1.88-E
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.33%
Actual		$1,000.00	$1,046.70	$1.69-B,C
Hypothetical-D		$1,000.00	$1,023.41	$1.67-C,E
Class K	.45%
Actual		$1,000.00	$1,011.20	$.91-B
Hypothetical-D		$1,000.00	$1,022.81	$2.28-E
Class K6	.38%
Actual		$1,000.00	$1,021.80	$1.22-B
Hypothetical-D		$1,000.00	$1,023.16	$1.93-E
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.36%
Actual		$1,000.00	$1,054.80	$1.85-B,C
Hypothetical-D		$1,000.00	$1,023.26	$1.83-C,E
Class K	.49%
Actual		$1,000.00	$1,013.20	$.99-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Class K6	.39%
Actual		$1,000.00	$1,026.00	$1.26-B
Hypothetical-D		$1,000.00	$1,023.11	$1.98-E
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.39%
Actual		$1,000.00	$1,062.90	$2.02-B,C
Hypothetical-D		$1,000.00	$1,023.11	$1.98-C,E
Class K	.53%
Actual		$1,000.00	$1,015.10	$1.07-B
Hypothetical-D		$1,000.00	$1,022.41	$2.69-E
Class K6	.41%
Actual		$1,000.00	$1,029.20	$1.32-B
Hypothetical-D		$1,000.00	$1,023.01	$2.08-E
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.41%
Actual		$1,000.00	$1,067.90	$2.13-B,C
Hypothetical-D		$1,000.00	$1,023.01	$2.08-C,E
Class K	.56%
Actual		$1,000.00	$1,016.00	$1.13-B
Hypothetical-D		$1,000.00	$1,022.26	$2.84-E
Class K6	.43%
Actual		$1,000.00	$1,031.90	$1.39-B
Hypothetical-D		$1,000.00	$1,022.91	$2.18-E
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.45%
Actual		$1,000.00	$1,072.10	$2.34-B,C
Hypothetical-D		$1,000.00	$1,022.81	$2.28-C,E
Class K	.60%
Actual		$1,000.00	$1,017.10	$1.21-B
Hypothetical-D		$1,000.00	$1,022.06	$3.04-E
Class K6	.45%
Actual		$1,000.00	$1,034.80	$1.46-B
Hypothetical-D		$1,000.00	$1,022.81	$2.28-E
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.47%
Actual		$1,000.00	$1,083.80	$2.46-B,C
Hypothetical-D		$1,000.00	$1,022.71	$2.38-C,E
Class K	.63%
Actual		$1,000.00	$1,020.60	$1.27-B
Hypothetical-D		$1,000.00	$1,021.91	$3.19-E
Class K6	.47%
Actual		$1,000.00	$1,040.20	$1.52-B
Hypothetical-D		$1,000.00	$1,022.71	$2.38-E
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.50%
Actual		$1,000.00	$1,091.70	$2.62-B,C
Hypothetical-D		$1,000.00	$1,022.56	$2.54-C,E
Class K	.67%
Actual		$1,000.00	$1,021.90	$1.35-B
Hypothetical-D		$1,000.00	$1,021.71	$3.40-E
Class K6	.49%
Actual		$1,000.00	$1,044.10	$1.59-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.50%
Actual		$1,000.00	$1,093.30	$2.62-B,C
Hypothetical-D		$1,000.00	$1,022.56	$2.54-C,E
Class K	.67%
Actual		$1,000.00	$1,022.40	$1.36-B
Hypothetical-D		$1,000.00	$1,021.71	$3.40-E
Class K6	.49%
Actual		$1,000.00	$1,044.90	$1.59-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.51%
Actual		$1,000.00	$1,092.20	$2.67-B,C
Hypothetical-D		$1,000.00	$1,022.51	$2.59-C,E
Class K	.67%
Actual		$1,000.00	$1,022.40	$1.36-B
Hypothetical-D		$1,000.00	$1,021.71	$3.40-E
Class K6	.49%
Actual		$1,000.00	$1,045.00	$1.59-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.51%
Actual		$1,000.00	$1,093.40	$2.68-B,C
Hypothetical-D		$1,000.00	$1,022.51	$2.59-C,E
Class K	.67%
Actual		$1,000.00	$1,022.30	$1.35-B
Hypothetical-D		$1,000.00	$1,021.71	$3.40-E
Class K6	.49%
Actual		$1,000.00	$1,044.70	$1.59-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.51%
Actual		$1,000.00	$1,092.40	$2.68-B,C
Hypothetical-D		$1,000.00	$1,022.51	$2.59-C,E
Class K	.67%
Actual		$1,000.00	$1,022.90	$1.36-B
Hypothetical-D		$1,000.00	$1,021.71	$3.40-E
Class K6	.49%
Actual		$1,000.00	$1,045.20	$1.59-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.53%
Actual		$1,000.00	$1,093.00	$2.78-B,C
Hypothetical-D		$1,000.00	$1,022.41	$2.69-C,E
Class K	.67%
Actual		$1,000.00	$1,022.30	$1.35-B
Hypothetical-D		$1,000.00	$1,021.71	$3.40-E
Class K6	.49%
Actual		$1,000.00	$1,044.70	$1.59-B
Hypothetical-D		$1,000.00	$1,022.61	$2.48-E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Fidelity Freedom and multiplied by 73/ 365 (to reflect the period July 20, 2017 to September 30, 2017) for Class K and multiplied by 116/365(to reflect the period June 7, 2017 to September 30, 2017) for Class K6.

 C If fees and changes to the class level expense contract and/or expense cap, effective June 1, 2017, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below.

 D 5% return per year before expenses

 E Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.47%
Actual		$2.40
Hypothetical-(b)		$2.38
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.49%
Actual		$2.51
Hypothetical-(b)		$2.48
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.53%
Actual		$2.73
Hypothetical-(b)		$2.69
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.58%
Actual		$3.00
Hypothetical-(b)		$2.94
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.62%
Actual		$3.21
Hypothetical-(b)		$3.14
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.66%
Actual		$3.43
Hypothetical-(b)		$3.35
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.70%
Actual		$3.65
Hypothetical-(b)		$3.55
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.75%
Actual		$3.93
Hypothetical-(b)		$3.80
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.75%
Actual		$3.93
Hypothetical-(b)		$3.80

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts and administration agreements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract and administration agreement, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts and administration agreements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that the Advisory Contract currently in place for each Freedom fund had become effective on June 1, 2017 after receiving shareholder approval and had implemented a new fee structure whereby each Freedom fund pays an all-inclusive management fee that varies by class and the underlying Fidelity funds in which the Freedom fund invests no longer pay expenses, with certain limited exceptions.

In considering whether to renew the Advisory Contract and administration agreement for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses, if any) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one-year period for Freedom 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board noted that each fund's current Advisory Contract, which imposes a class-level management fee that covers most expenses of the top-level fund and underlying funds, rather than just management services, went into effect on June 1, 2017, after receiving shareholder approval. The Board noted that the new pricing structure will reduce the overall expenses that shareholders pay and provide for less fluctuation in fund expenses. As a result, the Board did not consider competitive management fee comparisons for prior years, when the fund did not pay a top-level management fee.

The Board instead compared each fund's current class-level management fee rate (calculated using Schedule A of the Advisory Contract with 2017 as a base year to derive the "Years to Retirement") relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2016. The Board noted that each fund's current class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2016. The Board noted that the majority of peer funds do not have top-level management fees, similar to the funds' fee structure prior to June 1, 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's current class-level management fee rate under the current Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the current total expense ratio of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2016. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the current total expense ratio of each fund (except Freedom 2020 Fund) (including expenses of the underlying funds in which each fund invests) ranks below the median total expenses for competitor funds based on the competitive data for 2016 and the current total expense ratio for Freedom 2020 Fund (including expenses of the underlying funds in which the fund invests) ranks above the median. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that Freedom 2020 Fund's current total expense ratio is above the competitive median because a number of competitor target date funds that Lipper previously categorized as passive were moved to the active target date mapped group in 2016, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest in passive products, Freedom 2020 Fund's current total expense ratio (had it been in effect for 2016) ranks equal to the competitive median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Freedom 2020 Fund was above the median of the universe presented for comparison, each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

Because the funds only recently began paying management fees, the Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund prior to the change in fee arrangements were not a material factor in its approval of the continuance of each fund's current Advisory Contract. In connection with its future renewal of each fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on December 22, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	67,962,879,437.90	95.738
Withheld	3,026,199,416.67	4.262
TOTAL	70,989,078,854.57	100.000
John Engler
Affirmative	67,621,098,922.89	95.256
Withheld	3,367,979,931.68	4.744
TOTAL	70,989,078,854.57	100.000
Albert R. Gamper, Jr.
Affirmative	67,692,979,200.48	95.357
Withheld	3,296,099,654.09	4.643
TOTAL	70,989,078,854.57	100.000
Robert F. Gartland
Affirmative	67,834,076,287.79	95.556
Withheld	3,155,002,566.78	4.444
TOTAL	70,989,078,854.57	100.000
Abigail P. Johnson
Affirmative	67,845,327,470.44	95.572
Withheld	3,143,751,384.13	4.428
TOTAL	70,989,078,854.57	100.000
Arthur E. Johnson
Affirmative	67,698,760,709.29	95.366
Withheld	3,290,318,145.28	4.634
TOTAL	70,989,078,854.57	100.000
Michael E. Kenneally
Affirmative	67,851,407,081.44	95.581
Withheld	3,137,671,773.13	4.419
TOTAL	70,989,078,854.57	100.000
James H. Keyes
Affirmative	67,741,432,698.10	95.426
Withheld	3,247,646,156.47	4.574
TOTAL	70,989,078,854.57	100.000
Marie L. Knowles
Affirmative	67,825,908,094.48	95.545
Withheld	3,163,170,760.09	4.455
TOTAL	70,989,078,854.57	100.000
Jennifer Toolin McAuliffe
Affirmative	67,916,195,545.89	95.672
Withheld	3,072,883,308.68	4.328
TOTAL	70,989,078,854.57	100.000
Mark A. Murray
Affirmative	67,892,016,830.18	95.638
Withheld	3,097,062,024.39	4.362
TOTAL	70,989,078,854.57	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® Income Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,317,725,808.91	85.452
Against	57,209,301.81	3.710
Abstain	139,752,421.36	9.063
Broker Non - Votes	27,380,033.54	1.775
TOTAL	1,542,067,565.62	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2005 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	388,274,134.37	87.344
Against	13,463,802.33	3.029
Abstain	37,902,359.85	8.526
Broker Non - Votes	4,897,062.03	1.101
TOTAL	444,537,358.58	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2010 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	2,894,055,622.85	87.706
Against	104,012,980.85	3.152
Abstain	245,808,272.57	7.449
Broker Non - Votes	55,875,837.65	1.693
TOTAL	3,299,752,713.92	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2015 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,113,584,816.65	87.813
Against	119,264,314.90	3.363
Abstain	263,279,480.29	7.425
Broker Non - Votes	49,610,493.35	1.399
TOTAL	3,545,739,105.19	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2020 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	6,025,459,912.49	86.695
Against	267,999,712.00	3.857
Abstain	516,809,630.88	7.435
Broker Non - Votes	139,922,497.86	2.013
TOTAL	6,950,191,753.23	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2025 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	4,230,187,161.45	87.910
Against	160,635,672.08	3.339
Abstain	324,990,750.24	6.753
Broker Non - Votes	96,181,985.59	1.998
TOTAL	4,811,995,569.36	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2030 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	5,129,410,373.39	87.329
Against	265,860,179.11	4.527
Abstain	352,198,671.47	5.996
Broker Non - Votes	126,211,770.57	2.148
TOTAL	5,873,680,994.54	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2035 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	2,847,204,408.78	87.443
Against	177,346,742.35	5.447
Abstain	176,248,564.92	5.412
Broker Non - Votes	55,292,814.44	1.698
TOTAL	3,256,092,530.49	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2040 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	3,150,340,778.51	85.921
Against	192,086,025.33	5.239
Abstain	232,983,406.13	6.354
Broker Non - Votes	91,156,325.31	2.486
TOTAL	3,666,566,535.28	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2045 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,317,538,632.19	81.312
Against	120,626,001.56	7.444
Abstain	151,330,394.95	9.339
Broker Non - Votes	30,868,166.30	1.905
TOTAL	1,620,363,195.00	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2050 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	1,101,712,738.67	83.074
Against	61,795,036.11	4.660
Abstain	128,516,950.87	9.690
Broker Non - Votes	34,162,694.66	2.576
TOTAL	1,326,187,420.31	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2055 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	317,070,106.59	81.637
Against	13,109,509.54	3.376
Abstain	46,988,431.20	12.098
Broker Non - Votes	11,222,182.33	2.889
TOTAL	388,390,229.66	100.000

PROPOSAL 2

To approve an amended and restated management contract between Fidelity Freedom® 2060 Fund and FMR Co., Inc. (FMRC).

	# of Votes	% of Votes
Affirmative	28,199,563.81	79.727
Against	2,245,306.30	6.349
Abstain	2,904,387.30	8.211
Broker Non - Votes	2,020,954.26	5.713
TOTAL	35,370,211.67	100.000

Proposal 1 reflects trust-wide proposal and voting results.
The special meeting of shareholders of Fidelity® Freedom 2045 Fund and Fidelity® Freedom 2050 Fund reconvened on January 27, 2017 with respect to proposal 2.

The special meeting of shareholders of Fidelity® Freedom 2055 Fund and Fidelity® Freedom 2060 Fund reconvened on April 19, 2017 with respect to proposal 2.

FF-SANN-1117
1.537284.120

Fidelity Freedom® Index Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 Investor Class and Institutional Premium Class Semi-Annual Report September 30, 2017

Contents

Fidelity Freedom® Index Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity Freedom® Index 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

You may also call 1-800-835-5092 (plan accounts and Institutional Premium Class) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Index Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Class F	40.1	40.1
Fidelity Series Government Money Market Fund 1.09%	30.0	30.0
Fidelity Total Market Index Fund Class F	15.7	15.7
Fidelity Series Global ex U.S. Index Fund	7.2	7.2
Fidelity Series Inflation-Protected Bond Index Fund	5.9	6.0
Fidelity Commodity Strategy Fund Class F	1.1	0.0
Fidelity Series Commodity Strategy Fund Class F	0.0	1.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.7%
Commodity Funds	1.1%
International Equity Funds	7.2%
Bond Funds	40.1%
Inflation-Protected Bond Funds	5.9%
Short-Term Funds	30.0%

Six months ago
Domestic Equity Funds	15.7%
Commodity Funds	1.0%
International Equity Funds	7.2%
Bond Funds	40.1%
Inflation-Protected Bond Funds	6.0%
Short-Term Funds	30.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index Income Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $23,372,896)	592,799	43,404,718

Commodity Funds - 1.1%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $2,879,793)	288,025	2,920,573

International Equity Funds - 7.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $15,976,109)	1,536,289	19,910,308

Bond Funds - 40.1%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $109,613,889)	9,498,715	110,470,055

Inflation-Protected Bond Funds - 5.9%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $17,272,273)	1,658,178	16,399,383

Short-Term Funds - 30.0%
Fidelity Series Government Money Market Fund 1.09%(a)(b)
(Cost $82,558,671)	82,558,671	82,558,671
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $251,673,631)		275,663,708
NET OTHER ASSETS (LIABILITIES) - 0.0%		(22,995)
NET ASSETS - 100%		$275,640,713

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$2,988,830	$108,749	$2,869	$(288)	$40,780	$2,920,573
Fidelity Series Commodity Strategy Fund Class F	2,752,283	95,290	2,781,136	--	(1,009,564)	943,127	--
Fidelity Series Global ex U.S. Index Fund	19,106,776	1,548,985	2,986,751	--	33,206	2,208,092	19,910,308
Fidelity Series Government Money Market Fund 1.09%	--	2,269,500	787,366	145,710	--	--	82,558,671
Fidelity Series Government Money Market Fund Class F 1.04%	79,187,366	6,233,712	4,344,541	211,595	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	--	375,860	157,749	4,550	564	(872,890)	16,399,383
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,819,860	1,213,216	877,458	6,629	658	897,322	--
Fidelity Total Market Index Fund Class F	41,423,197	3,573,282	4,559,075	115,941	28,197	2,939,117	43,404,718
Fidelity U.S. Bond Index Fund Class F	106,135,888	10,987,192	7,650,179	1,317,416	43,812	953,342	110,470,055
Total	$264,425,370	$29,285,867	$24,253,004	$1,804,710	$(903,415)	$7,108,890	$275,663,708

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $251,673,631) — See accompanying schedule		$275,663,708
Cash		2
Receivable for investments sold		818,136
Receivable for fund shares sold		148,385
Receivable from affiliate for expense reductions		5,237
Total assets		276,635,468
Liabilities
Payable for investments purchased	$888,683
Payable for fund shares redeemed	78,101
Transfer agent fees payable	27,971
Total liabilities		994,755
Net Assets		$275,640,713
Net Assets consist of:
Paid in capital		$253,225,957
Undistributed net investment income		299,781
Accumulated undistributed net realized gain (loss) on investments		(1,875,102)
Net unrealized appreciation (depreciation) on investments		23,990,077
Net Assets		$275,640,713
Investor Class:
Net Asset Value, offering price and redemption price per share ($123,257,813 ÷ 10,376,993 shares)		$11.88
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($152,382,900 ÷ 12,843,758 shares)		$11.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,804,710
Expenses
Transfer agent fees	$163,587
Independent trustees' fees and expenses	480
Total expenses before reductions	164,067
Expense reductions	(50,545)	113,522
Net investment income (loss)		1,691,188
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(903,415)
Capital gain distributions from underlying funds	66,082
Total net realized gain (loss)		(837,333)
Change in net unrealized appreciation (depreciation) on underlying funds		7,108,890
Net gain (loss)		6,271,557
Net increase (decrease) in net assets resulting from operations		$7,962,745

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,691,188	$3,938,452
Net realized gain (loss)	(837,333)	895,418
Change in net unrealized appreciation (depreciation)	7,108,890	5,298,757
Net increase (decrease) in net assets resulting from operations	7,962,745	10,132,627
Distributions to shareholders from net investment income	(1,695,123)	(3,908,761)
Distributions to shareholders from net realized gain	(582,378)	(290,658)
Total distributions	(2,277,501)	(4,199,419)
Share transactions - net increase (decrease)	5,541,948	9,134,533
Total increase (decrease) in net assets	11,227,192	15,067,741
Net Assets
Beginning of period	264,413,521	249,345,780
End of period	$275,640,713	$264,413,521
Other Information
Undistributed net investment income end of period	$299,781	$303,716

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index Income Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.63	$11.36	$11.52	$11.32	$11.13	$10.89
Income from Investment Operations
Net investment income (loss)A	.07	.17	.16	.17	.13	.12
Net realized and unrealized gain (loss)	.28	.28	(.15)	.26	.20	.29
Total from investment operations	.35	.45	.01	.43	.33	.41
Distributions from net investment income	(.07)	(.17)	(.16)	(.16)	(.12)	(.11)
Distributions from net realized gain	(.03)	(.01)	(.01)	(.07)	(.02)	(.05)
Total distributions	(.10)	(.18)	(.17)	(.23)	(.14)	(.17)B
Net asset value, end of period	$11.88	$11.63	$11.36	$11.52	$11.32	$11.13
Total ReturnC,D	3.03%	4.02%	.10%	3.83%	2.98%	3.75%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%G	.08%	.07%	.08%	.08%	.10%
Expenses net of all reductions	.11%G	.08%	.07%	.08%	.08%	.10%
Net investment income (loss)	1.24%G	1.48%	1.39%	1.49%	1.20%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$123,258	$118,421	$140,481	$244,260	$164,926	$132,753
Portfolio turnover rateF	18%G	52%	22%	20%H	43%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.053 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index Income Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.61	$11.35	$11.48
Income from Investment Operations
Net investment income (loss)B	.08	.18	.18
Net realized and unrealized gain (loss)	.27	.27	(.15)
Total from investment operations	.35	.45	.03
Distributions from net investment income	(.08)	(.18)	(.15)
Distributions from net realized gain	(.03)	(.01)	(.01)
Total distributions	(.10)C	(.19)	(.16)
Net asset value, end of period	$11.86	$11.61	$11.35
Total ReturnD,E	3.05%	4.00%	.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.09%	.05%H
Expenses net of fee waivers, if any	.06%H	.03%	.01%H
Expenses net of all reductions	.06%H	.03%	.01%H
Net investment income (loss)	1.29%H	1.54%	2.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$152,383	$145,993	$108,865
Portfolio turnover rateG	18%H	52%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.10 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.026 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Class F	37.5	37.3
Fidelity Series Government Money Market Fund 1.09%	23.5	23.0
Fidelity Total Market Index Fund Class F	22.7	23.3
Fidelity Series Global ex U.S. Index Fund	10.2	10.5
Fidelity Series Inflation-Protected Bond Index Fund	5.0	4.9
Fidelity Commodity Strategy Fund Class F	1.1	0.0
Fidelity Series Commodity Strategy Fund Class F	0.0	1.0
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.7%
Commodity Funds	1.1%
International Equity Funds	10.2%
Bond Funds	37.5%
Inflation-Protected Bond Funds	5.0%
Short-Term Funds	23.5%

Six months ago
Domestic Equity Funds	23.3%
Commodity Funds	1.0%
International Equity Funds	10.5%
Bond Funds	37.3%
Inflation-Protected Bond Funds	4.9%
Short-Term Funds	23.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2005 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $12,016,086)	306,480	22,440,473

Commodity Funds - 1.1%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $1,026,321)	102,696	1,041,334

International Equity Funds - 10.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $8,259,800)	778,318	10,087,000

Bond Funds - 37.5%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $36,813,096)	3,187,292	37,068,205

Inflation-Protected Bond Funds - 5.0%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $5,123,196)	497,656	4,921,817

Short-Term Funds - 23.5%
Fidelity Series Government Money Market Fund 1.09%(a)(b)
(Cost $23,214,666)	23,214,666	23,214,666
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $86,453,165)		98,773,495
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,032)
NET ASSETS - 100%		$98,765,463

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$1,079,315	$52,938	$1,029	$(55)	$15,012	$1,041,334
Fidelity Series Commodity Strategy Fund Class F	929,033	79,554	985,794	--	(300,444)	277,651	--
Fidelity Series Global ex U.S. Index Fund	9,513,421	1,320,439	1,892,082	--	42,403	1,102,819	10,087,000
Fidelity Series Government Money Market Fund 1.09%	--	789,976	468,159	40,870	--	--	23,214,666
Fidelity Series Government Money Market Fund Class F 1.04%	20,830,178	3,381,867	1,319,196	58,091	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	--	148,657	100,236	1,358	355	(201,379)	4,921,817
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,461,766	686,766	282,937	1,954	777	208,048	--
Fidelity Total Market Index Fund Class F	21,145,117	2,954,329	3,207,670	60,668	51,159	1,497,538	22,440,473
Fidelity U.S. Bond Index Fund Class F	33,885,024	6,050,182	3,196,289	437,832	15,591	313,697	37,068,205
Total	$90,764,539	$16,491,085	$11,505,301	$601,802	$(190,214)	$3,213,386	$98,773,495

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $86,453,165) — See accompanying schedule		$98,773,495
Cash		2
Receivable for investments sold		594,899
Receivable for fund shares sold		42,297
Receivable from affiliate for expense reductions		2,055
Total assets		99,412,748
Liabilities
Payable for investments purchased	$617,629
Payable for fund shares redeemed	19,459
Transfer agent fees payable	10,197
Total liabilities		647,285
Net Assets		$98,765,463
Net Assets consist of:
Paid in capital		$86,528,367
Undistributed net investment income		559,970
Accumulated undistributed net realized gain (loss) on investments		(643,204)
Net unrealized appreciation (depreciation) on investments		12,320,330
Net Assets		$98,765,463
Investor Class:
Net Asset Value, offering price and redemption price per share ($48,164,924 ÷ 3,604,590 shares)		$13.36
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($50,600,539 ÷ 3,786,508 shares)		$13.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$601,802
Expenses
Transfer agent fees	$59,110
Independent trustees' fees and expenses	171
Total expenses before reductions	59,281
Expense reductions	(17,381)	41,900
Net investment income (loss)		559,902
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(190,214)
Capital gain distributions from underlying funds	33,870
Total net realized gain (loss)		(156,344)
Change in net unrealized appreciation (depreciation) on underlying funds		3,213,386
Net gain (loss)		3,057,042
Net increase (decrease) in net assets resulting from operations		$3,616,944

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$559,902	$1,415,757
Net realized gain (loss)	(156,344)	400,476
Change in net unrealized appreciation (depreciation)	3,213,386	3,132,121
Net increase (decrease) in net assets resulting from operations	3,616,944	4,948,354
Distributions to shareholders from net investment income	(219,392)	(1,380,616)
Distributions to shareholders from net realized gain	(339,402)	(217,176)
Total distributions	(558,794)	(1,597,792)
Share transactions - net increase (decrease)	4,947,590	7,709,308
Total increase (decrease) in net assets	8,005,740	11,059,870
Net Assets
Beginning of period	90,759,723	79,699,853
End of period	$98,765,463	$90,759,723
Other Information
Undistributed net investment income end of period	$559,970	$219,460

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2005 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$12.45	$12.71	$12.50	$11.91	$11.50
Income from Investment Operations
Net investment income (loss)A	.08	.20	.20	.21	.16	.14
Net realized and unrealized gain (loss)	.42	.52	(.25)	.39	.46	.45
Total from investment operations	.50	.72	(.05)	.60	.62	.59
Distributions from net investment income	(.03)	(.20)	(.20)	(.33)	(.01)	(.14)
Distributions from net realized gain	(.05)	(.03)	–B	(.06)	(.02)	(.04)
Total distributions	(.08)	(.23)	(.21)C	(.39)	(.03)	(.18)
Net asset value, end of period	$13.36	$12.94	$12.45	$12.71	$12.50	$11.91
Total ReturnD,E	3.87%	5.84%	(.40)%	4.87%	5.25%	5.17%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%H	.09%	.07%	.08%	.08%	.09%
Expenses net of all reductions	.11%H	.09%	.07%	.08%	.08%	.09%
Net investment income (loss)	1.15%H	1.60%	1.58%	1.65%	1.29%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$48,165	$43,767	$50,790	$74,516	$66,401	$62,983
Portfolio turnover rateG	24%H	52%	28%	22%	49%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.004 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2005 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$12.45	$12.73
Income from Investment Operations
Net investment income (loss)B	.08	.21	.21
Net realized and unrealized gain (loss)	.42	.52	(.30)
Total from investment operations	.50	.73	(.09)
Distributions from net investment income	(.03)	(.21)	(.18)
Distributions from net realized gain	(.05)	(.03)	–C
Total distributions	(.08)	(.24)	(.19)D
Net asset value, end of period	$13.36	$12.94	$12.45
Total ReturnE,F	3.88%	5.90%	(.73)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.09%	.05%I
Expenses net of fee waivers, if any	.06%I	.03%	.01%I
Expenses net of all reductions	.06%I	.03%	.01%I
Net investment income (loss)	1.20%I	1.66%	2.28%I
Supplemental Data
Net assets, end of period (000 omitted)	$50,601	$46,992	$28,910
Portfolio turnover rateH	24%I	52%	28%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.19 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Class F	34.9	34.7
Fidelity Total Market Index Fund Class F	28.8	29.4
Fidelity Series Government Money Market Fund 1.09%	18.2	17.6
Fidelity Series Global ex U.S. Index Fund	12.8	13.1
Fidelity Series Inflation-Protected Bond Index Fund	4.2	4.1
Fidelity Commodity Strategy Fund Class F	1.1	0.0
Fidelity Series Commodity Strategy Fund Class F	0.0	1.1
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.8%
Commodity Funds	1.1%
International Equity Funds	12.8%
Bond Funds	34.9%
Inflation-Protected Bond Funds	4.2%
Short-Term Funds	18.2%

Six months ago
Domestic Equity Funds	29.4%
Commodity Funds	1.1%
International Equity Funds	13.1%
Bond Funds	34.7%
Inflation-Protected Bond Funds	4.1%
Short-Term Funds	17.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2010 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.8%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $71,899,306)	2,037,511	149,186,556

Commodity Funds - 1.1%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $5,499,792)	550,117	5,578,190

International Equity Funds - 12.8%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $52,698,140)	5,125,830	66,430,760

Bond Funds - 34.9%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $178,998,023)	15,530,806	180,623,272

Inflation-Protected Bond Funds - 4.2%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $22,380,631)	2,192,920	21,687,979

Short-Term Funds - 18.2%
Fidelity Series Government Money Market Fund 1.09%(a)(b)
(Cost $93,860,746)	93,860,746	93,860,746
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $425,336,638)		517,367,503
NET OTHER ASSETS (LIABILITIES) - 0.0%		(40,573)
NET ASSETS - 100%		$517,326,930

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$5,742,730	$242,147	$5,492	$(791)	$78,398	$5,578,190
Fidelity Series Commodity Strategy Fund	--	5,586	5,586	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	5,222,656	256,951	5,351,575	--	(1,768,895)	1,640,863	--
Fidelity Series Global ex U.S. Index Fund	64,554,301	4,967,974	10,706,251	--	486,680	7,128,056	66,430,760
Fidelity Series Government Money Market Fund 1.09%	--	3,316,840	1,133,346	164,906	--	--	93,860,746
Fidelity Series Government Money Market Fund Class F 1.04%	86,433,301	10,491,824	5,247,873	236,760	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	--	640,190	263,966	5,986	1,472	(692,652)	21,687,979
Fidelity Series Inflation-Protected Bond Index Fund Class F	20,224,246	2,280,457	1,225,174	8,679	1,783	721,623	--
Fidelity Total Market Index Fund Class F	144,449,086	11,483,398	17,098,460	411,857	917,114	9,435,418	149,186,556
Fidelity U.S. Bond Index Fund Class F	170,584,949	21,218,423	12,814,698	2,156,033	(25,234)	1,659,832	180,623,272
Total	$491,468,539	$60,404,373	$54,089,076	$2,989,713	$(387,871)	$19,971,538	$517,367,503

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $425,336,638) — See accompanying schedule		$517,367,503
Cash		2
Receivable for investments sold		3,482,153
Receivable for fund shares sold		717,068
Receivable from affiliate for expense reductions		11,569
Total assets		521,578,295
Liabilities
Payable for investments purchased	$4,032,259
Payable for fund shares redeemed	166,994
Transfer agent fees payable	52,112
Total liabilities		4,251,365
Net Assets		$517,326,930
Net Assets consist of:
Paid in capital		$424,885,764
Undistributed net investment income		2,788,022
Accumulated undistributed net realized gain (loss) on investments		(2,377,721)
Net unrealized appreciation (depreciation) on investments		92,030,865
Net Assets		$517,326,930
Investor Class:
Net Asset Value, offering price and redemption price per share ($220,103,113 ÷ 15,495,071 shares)		$14.20
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($297,223,817 ÷ 20,922,693 shares)		$14.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,989,713
Expenses
Transfer agent fees	$305,091
Independent trustees' fees and expenses	906
Total expenses before reductions	305,997
Expense reductions	(90,548)	215,449
Net investment income (loss)		2,774,264
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(387,871)
Capital gain distributions from underlying funds	227,692
Total net realized gain (loss)		(160,179)
Change in net unrealized appreciation (depreciation) on underlying funds		19,971,538
Net gain (loss)		19,811,359
Net increase (decrease) in net assets resulting from operations		$22,585,623

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,774,264	$8,067,826
Net realized gain (loss)	(160,179)	5,006,715
Change in net unrealized appreciation (depreciation)	19,971,538	19,776,365
Net increase (decrease) in net assets resulting from operations	22,585,623	32,850,906
Distributions to shareholders from net investment income	(1,033,628)	(7,898,563)
Distributions to shareholders from net realized gain	(4,147,160)	(841,366)
Total distributions	(5,180,788)	(8,739,929)
Share transactions - net increase (decrease)	8,481,466	19,751,057
Total increase (decrease) in net assets	25,886,301	43,862,034
Net Assets
Beginning of period	491,440,629	447,578,595
End of period	$517,326,930	$491,440,629
Other Information
Undistributed net investment income end of period	$2,788,022	$1,047,386

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2010 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.72	$13.03	$13.36	$13.08	$12.27	$11.71
Income from Investment Operations
Net investment income (loss)A	.07	.23	.20	.23	.18	.18
Net realized and unrealized gain (loss)	.56	.71	(.30)	.46	.68	.61
Total from investment operations	.63	.94	(.10)	.69	.86	.79
Distributions from net investment income	(.03)	(.22)	(.23)	(.35)	(.02)	(.17)
Distributions from net realized gain	(.12)	(.02)	–B	(.05)	(.04)	(.06)
Total distributions	(.15)	(.25)C	(.23)	(.41)D	(.05)E	(.23)
Net asset value, end of period	$14.20	$13.72	$13.03	$13.36	$13.08	$12.27
Total ReturnF,G	4.59%	7.24%	(.72)%	5.36%	7.05%	6.80%
Ratios to Average Net AssetsH,I
Expenses before reductions	.15%J	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.11%J	.09%	.08%	.08%	.09%	.10%
Expenses net of all reductions	.11%J	.09%	.08%	.08%	.09%	.10%
Net investment income (loss)	1.07%J	1.70%	1.52%	1.72%	1.45%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$220,103	$205,267	$232,187	$480,861	$430,767	$364,853
Portfolio turnover rateI	22%J	36%	22%	23%	39%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.024 per share.

 D Total distributions of $.41 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.055 per share.

 E Total distributions of $.05 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.035 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2010 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.73	$13.03	$13.43
Income from Investment Operations
Net investment income (loss)B	.08	.24	.27
Net realized and unrealized gain (loss)	.55	.71	(.46)
Total from investment operations	.63	.95	(.19)
Distributions from net investment income	(.03)	(.23)	(.21)
Distributions from net realized gain	(.12)	(.02)	–C
Total distributions	(.15)	(.25)	(.21)
Net asset value, end of period	$14.21	$13.73	$13.03
Total ReturnD,E	4.60%	7.39%	(1.39)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.09%	.05%H
Expenses net of fee waivers, if any	.06%H	.04%	.02%H
Expenses net of all reductions	.06%H	.04%	.02%H
Net investment income (loss)	1.12%H	1.75%	2.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$297,224	$286,173	$215,392
Portfolio turnover rateG	22%H	36%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	35.1	35.6
Fidelity U.S. Bond Index Fund Class F	32.1	31.9
Fidelity Series Global ex U.S. Index Fund	15.5	15.9
Fidelity Series Government Money Market Fund 1.09%	12.8	12.2
Fidelity Series Inflation-Protected Bond Index Fund	3.4	3.3
Fidelity Commodity Strategy Fund Class F	1.1	0.0
Fidelity Series Commodity Strategy Fund Class F	0.0	1.1
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.1%
Commodity Funds	1.1%
International Equity Funds	15.5%
Bond Funds	32.1%
Inflation-Protected Bond Funds	3.4%
Short-Term Funds	12.8%

Six months ago
Domestic Equity Funds	35.6%
Commodity Funds	1.1%
International Equity Funds	15.9%
Bond Funds	31.9%
Inflation-Protected Bond Funds	3.3%
Short-Term Funds	12.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2015 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.1%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $208,930,318)	5,343,527	391,253,056

Commodity Funds - 1.1%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $12,514,271)	1,251,573	12,690,951

International Equity Funds - 15.5%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $141,129,532)	13,381,487	173,424,069

Bond Funds - 32.1%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $357,037,662)	30,828,259	358,532,657

Inflation-Protected Bond Funds - 3.4%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $39,183,027)	3,825,031	37,829,557

Short-Term Funds - 12.8%
Fidelity Series Government Money Market Fund 1.09%(a)(b)
(Cost $142,535,265)	142,535,265	142,535,265
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $901,330,075)		1,116,265,555
NET OTHER ASSETS (LIABILITIES) - 0.0%		(89,951)
NET ASSETS - 100%		$1,116,175,604

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$12,813,045	$298,220	$12,483	$(555)	$176,681	$12,690,951
Fidelity Series Commodity Strategy Fund Class F	11,755,739	455,911	11,925,711	--	(3,987,374)	3,701,435	--
Fidelity Series Global ex U.S. Index Fund	164,314,491	11,205,435	21,647,489	--	576,946	18,974,686	173,424,069
Fidelity Series Government Money Market Fund 1.09%	--	5,470,989	1,152,985	248,152	--	--	142,535,265
Fidelity Series Government Money Market Fund Class F 1.04%	126,794,469	15,902,697	4,479,905	350,361	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	--	1,342,760	308,549	10,304	1,935	(1,353,470)	37,829,557
Fidelity Series Inflation-Protected Bond Index Fund Class F	34,290,595	3,652,770	1,202,020	14,819	3,576	1,401,960	--
Fidelity Total Market Index Fund Class F	369,143,478	27,010,763	31,720,159	1,054,693	287,912	26,531,062	391,253,056
Fidelity U.S. Bond Index Fund Class F	330,980,643	40,435,051	16,047,866	4,226,027	26,660	3,138,169	358,532,657
Total	$1,037,279,415	$118,289,421	$88,782,904	$5,916,839	$(3,090,900)	$52,570,523	$1,116,265,555

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $901,330,075) — See accompanying schedule		$1,116,265,555
Cash		2
Receivable for investments sold		7,790,673
Receivable for fund shares sold		1,527,274
Receivable from affiliate for expense reductions		26,694
Total assets		1,125,610,198
Liabilities
Payable for investments purchased	$8,951,896
Payable for fund shares redeemed	366,523
Transfer agent fees payable	116,175
Total liabilities		9,434,594
Net Assets		$1,116,175,604
Net Assets consist of:
Paid in capital		$903,025,780
Undistributed net investment income		5,286,313
Accumulated undistributed net realized gain (loss) on investments		(7,071,969)
Net unrealized appreciation (depreciation) on investments		214,935,480
Net Assets		$1,116,175,604
Investor Class:
Net Asset Value, offering price and redemption price per share ($576,624,908 ÷ 38,929,929 shares)		$14.81
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($539,550,696 ÷ 36,440,100 shares)		$14.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,916,839
Expenses
Transfer agent fees	$673,374
Independent trustees' fees and expenses	1,927
Total expenses before reductions	675,301
Expense reductions	(189,479)	485,822
Net investment income (loss)		5,431,017
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(3,090,900)
Capital gain distributions from underlying funds	580,708
Total net realized gain (loss)		(2,510,192)
Change in net unrealized appreciation (depreciation) on underlying funds		52,570,523
Net gain (loss)		50,060,331
Net increase (decrease) in net assets resulting from operations		$55,491,348

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,431,017	$17,448,741
Net realized gain (loss)	(2,510,192)	5,722,978
Change in net unrealized appreciation (depreciation)	52,570,523	57,498,019
Net increase (decrease) in net assets resulting from operations	55,491,348	80,669,738
Distributions to shareholders from net investment income	(1,897,796)	(17,117,936)
Distributions to shareholders from net realized gain	(1,533,342)	(847,669)
Total distributions	(3,431,138)	(17,965,605)
Share transactions - net increase (decrease)	26,907,477	66,377,746
Total increase (decrease) in net assets	78,967,687	129,081,879
Net Assets
Beginning of period	1,037,207,917	908,126,038
End of period	$1,116,175,604	$1,037,207,917
Other Information
Undistributed net investment income end of period	$5,286,313	$1,753,092

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2015 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.11	$13.22	$13.62	$13.31	$12.39	$11.80
Income from Investment Operations
Net investment income (loss)A	.07	.25	.23	.25	.20	.19
Net realized and unrealized gain (loss)	.68	.89	(.38)	.52	.75	.63
Total from investment operations	.75	1.14	(.15)	.77	.95	.82
Distributions from net investment income	(.03)	(.24)	(.25)	(.41)	(.02)	(.18)
Distributions from net realized gain	(.02)	(.01)	–B	(.05)	(.02)	(.05)
Total distributions	(.05)	(.25)	(.25)	(.46)	(.03)C	(.23)
Net asset value, end of period	$14.81	$14.11	$13.22	$13.62	$13.31	$12.39
Total ReturnD,E	5.30%	8.71%	(1.10)%	5.87%	7.71%	7.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%H	.10%	.08%	.08%	.09%	.10%
Expenses net of all reductions	.12%H	.10%	.08%	.08%	.09%	.10%
Net investment income (loss)	.99%H	1.80%	1.70%	1.86%	1.56%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$576,625	$516,456	$577,905	$910,801	$828,722	$672,276
Portfolio turnover rateG	17%H	29%	22%	19%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.03 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.017 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2015 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.10	$13.21	$13.72
Income from Investment Operations
Net investment income (loss)B	.08	.25	.28
Net realized and unrealized gain (loss)	.68	.90	(.56)
Total from investment operations	.76	1.15	(.28)
Distributions from net investment income	(.03)	(.25)	(.23)
Distributions from net realized gain	(.02)	(.01)	–C
Total distributions	(.05)	(.26)	(.23)
Net asset value, end of period	$14.81	$14.10	$13.21
Total ReturnD,E	5.39%	8.79%	(2.03)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.09%	.05%H
Expenses net of fee waivers, if any	.06%H	.04%	.02%H
Expenses net of all reductions	.06%H	.04%	.02%H
Net investment income (loss)	1.04%H	1.85%	2.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$539,551	$520,752	$330,221
Portfolio turnover rateG	17%H	29%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	39.5	39.8
Fidelity U.S. Bond Index Fund Class F	30.3	30.2
Fidelity Series Global ex U.S. Index Fund	17.5	17.7
Fidelity Series Government Money Market Fund 1.09%	8.9	8.6
Fidelity Series Inflation-Protected Bond Index Fund	2.6	2.5
Fidelity Commodity Strategy Fund Class F	1.2	0.0
Fidelity Series Commodity Strategy Fund Class F	0.0	1.2
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	39.5%
Commodity Funds	1.2%
International Equity Funds	17.5%
Bond Funds	30.3%
Inflation-Protected Bond Funds	2.6%
Short-Term Funds	8.9%

Six months ago
Domestic Equity Funds	39.8%
Commodity Funds	1.2%
International Equity Funds	17.7%
Bond Funds	30.2%
Inflation-Protected Bond Funds	2.5%
Short-Term Funds	8.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2020 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.5%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $897,382,352)	19,660,646	1,439,552,480

Commodity Funds - 1.2%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $42,450,590)	4,245,424	43,048,602

International Equity Funds - 17.5%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $531,644,026)	49,103,309	636,378,880

Bond Funds - 30.3%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $1,101,904,383)	94,834,480	1,102,925,005

Inflation-Protected Bond Funds - 2.6%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $95,675,419)	9,435,974	93,321,781

Short-Term Funds - 8.9%
Fidelity Series Government Money Market Fund 1.09%(a)(b)
(Cost $325,606,969)	325,606,969	325,606,969
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,994,663,739)		3,640,833,717
NET OTHER ASSETS (LIABILITIES) - 0.0%		(270,164)
NET ASSETS - 100%		$3,640,563,553

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$42,851,412	$397,242	$42,230	$(3,580)	$598,012	$43,048,602
Fidelity Series Commodity Strategy Fund	--	36,592	36,592	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	39,123,698	1,583,499	39,745,802	--	(11,054,040)	10,092,645	--
Fidelity Series Global ex U.S. Index Fund	581,860,969	35,946,212	51,946,944	--	1,469,226	69,049,417	636,378,880
Fidelity Series Government Money Market Fund 1.09%	--	12,182,671	242,589	564,971	--	--	325,606,969
Fidelity Series Government Money Market Fund Class F 1.04%	283,399,194	33,878,247	3,610,554	790,848	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	--	3,146,449	70,370	25,372	570	(2,353,638)	93,321,781
Fidelity Series Inflation-Protected Bond Index Fund Class F	82,300,437	8,861,819	1,048,026	36,066	2,775	2,481,765	--
Fidelity Total Market Index Fund Class F	1,309,507,950	88,807,146	56,132,172	3,744,536	423,097	96,946,459	1,439,552,480
Fidelity U.S. Bond Index Fund Class F	994,090,731	116,861,248	17,582,109	12,844,032	86,953	9,468,182	1,102,925,005
Total	$3,290,282,979	$344,155,295	$170,812,400	$18,048,055	$(9,074,999)	$186,282,842	$3,640,833,717

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $2,994,663,739) — See accompanying schedule		$3,640,833,717
Cash		1
Receivable for investments sold		22,104,536
Receivable for fund shares sold		4,155,091
Receivable from affiliate for expense reductions		91,250
Total assets		3,667,184,595
Liabilities
Payable for investments purchased	$24,504,454
Payable for fund shares redeemed	1,754,872
Transfer agent fees payable	361,716
Total liabilities		26,621,042
Net Assets		$3,640,563,553
Net Assets consist of:
Paid in capital		$3,004,134,014
Undistributed net investment income		16,512,819
Accumulated undistributed net realized gain (loss) on investments		(26,253,258)
Net unrealized appreciation (depreciation) on investments		646,169,978
Net Assets		$3,640,563,553
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,481,168,321 ÷ 95,384,369 shares)		$15.53
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,159,395,232 ÷ 139,101,919 shares)		$15.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$18,048,055
Expenses
Transfer agent fees	$2,077,725
Independent trustees' fees and expenses	6,178
Total expenses before reductions	2,083,903
Expense reductions	(604,351)	1,479,552
Net investment income (loss)		16,568,503
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(9,074,999)
Capital gain distributions from underlying funds	2,058,589
Total net realized gain (loss)		(7,016,410)
Change in net unrealized appreciation (depreciation) on underlying funds		186,282,842
Net gain (loss)		179,266,432
Net increase (decrease) in net assets resulting from operations		$195,834,935

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,568,503	$56,181,484
Net realized gain (loss)	(7,016,410)	6,990,408
Change in net unrealized appreciation (depreciation)	186,282,842	211,054,833
Net increase (decrease) in net assets resulting from operations	195,834,935	274,226,725
Distributions to shareholders from net investment income	(5,668,560)	(54,973,787)
Distributions to shareholders from net realized gain	(1,124,844)	(1,286,363)
Total distributions	(6,793,404)	(56,260,150)
Share transactions - net increase (decrease)	161,446,091	411,720,041
Total increase (decrease) in net assets	350,487,622	629,686,616
Net Assets
Beginning of period	3,290,075,931	2,660,389,315
End of period	$3,640,563,553	$3,290,075,931
Other Information
Undistributed net investment income end of period	$16,512,819	$5,612,876

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2020 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.70	$13.65	$14.10	$13.72	$12.67	$12.03
Income from Investment Operations
Net investment income (loss)A	.07	.27	.23	.26	.22	.20
Net realized and unrealized gain (loss)	.79	1.04	(.42)	.57	.86	.68
Total from investment operations	.86	1.31	(.19)	.83	1.08	.88
Distributions from net investment income	(.02)	(.25)	(.26)	(.41)	(.02)	(.19)
Distributions from net realized gain	(.01)	(.01)	–B	(.04)	(.01)	(.05)
Total distributions	(.03)	(.26)	(.26)	(.45)	(.03)	(.24)
Net asset value, end of period	$15.53	$14.70	$13.65	$14.10	$13.72	$12.67
Total ReturnC,D	5.85%	9.68%	(1.34)%	6.18%	8.55%	7.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.10%	.08%	.08%	.09%	.10%
Expenses net of all reductions	.12%G	.10%	.08%	.08%	.09%	.10%
Net investment income (loss)	.93%G	1.88%	1.69%	1.90%	1.66%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$1,481,168	$1,295,896	$1,410,489	$2,458,061	$2,010,769	$1,430,835
Portfolio turnover rateF	10%G	20%	16%	16%	25%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2020 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.70	$13.65	$14.24
Income from Investment Operations
Net investment income (loss)B	.07	.27	.32
Net realized and unrealized gain (loss)	.78	1.05	(.67)
Total from investment operations	.85	1.32	(.35)
Distributions from net investment income	(.03)	(.26)	(.24)
Distributions from net realized gain	(.01)	(.01)	–C
Total distributions	(.03)D	(.27)	(.24)
Net asset value, end of period	$15.52	$14.70	$13.65
Total ReturnE,F	5.80%	9.75%	(2.42)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.09%	.05%I
Expenses net of fee waivers, if any	.07%I	.05%	.02%I
Expenses net of all reductions	.07%I	.05%	.02%I
Net investment income (loss)	.98%I	1.93%	3.12%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,159,395	$1,994,180	$1,249,900
Portfolio turnover rateH	10%I	20%	16%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.03 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	43.5	43.8
Fidelity U.S. Bond Index Fund Class F	28.7	28.6
Fidelity Series Global ex U.S. Index Fund	19.2	19.4
Fidelity Series Government Money Market Fund 1.09%	5.5	5.2
Fidelity Series Inflation-Protected Bond Index Fund	1.8	1.7
Fidelity Commodity Strategy Fund Class F	1.3	0.0
Fidelity Series Commodity Strategy Fund Class F	0.0	1.3
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	43.5%
Commodity Funds	1.3%
International Equity Funds	19.2%
Bond Funds	28.7%
Inflation-Protected Bond Funds	1.8%
Short-Term Funds	5.5%

Six months ago
Domestic Equity Funds	43.8%
Commodity Funds	1.3%
International Equity Funds	19.4%
Bond Funds	28.6%
Inflation-Protected Bond Funds	1.7%
Short-Term Funds	5.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2025 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.5%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $913,247,331)	18,758,947	1,373,530,079

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $38,921,843)	3,892,743	39,472,419

International Equity Funds - 19.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $510,280,020)	46,769,152	606,128,208

Bond Funds - 28.7%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $906,106,688)	77,915,988	906,162,938

Inflation-Protected Bond Funds - 1.8%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $56,504,904)	5,618,005	55,562,072

Short-Term Funds - 5.5%
Fidelity Series Government Money Market Fund 1.09%(a)(b)
(Cost $174,191,859)	174,191,859	174,191,859
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,599,252,645)		3,155,047,575
NET OTHER ASSETS (LIABILITIES) - 0.0%		(237,531)
NET ASSETS - 100%		$3,154,810,044

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$39,153,516	$229,235	$38,627	$(2,438)	$550,576	$39,472,419
Fidelity Series Commodity Strategy Fund	--	35,943	35,943	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	33,800,162	1,981,394	34,939,893	--	(7,595,949)	6,754,286	--
Fidelity Series Global ex U.S. Index Fund	521,823,587	59,425,188	40,279,649	--	2,083,583	63,075,499	606,128,208
Fidelity Series Government Money Market Fund 1.09%	--	10,052,762	199,901	297,683	--	--	174,191,859
Fidelity Series Government Money Market Fund Class F 1.04%	139,226,003	25,972,245	859,250	401,738	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	--	3,024,056	64,473	14,862	441	(942,832)	55,562,072
Fidelity Series Inflation-Protected Bond Index Fund Class F	45,395,159	7,417,882	279,819	20,589	726	1,010,932	--
Fidelity Total Market Index Fund Class F	1,175,931,275	144,472,185	37,884,102	3,382,676	157,484	90,853,237	1,373,530,079
Fidelity U.S. Bond Index Fund Class F	768,348,006	137,107,066	6,694,916	10,258,261	56,212	7,346,570	906,162,938
Total	$2,684,524,192	$428,642,237	$121,467,181	$14,414,436	$(5,299,941)	$168,648,268	$3,155,047,575

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $2,599,252,645) — See accompanying schedule		$3,155,047,575
Cash		1
Receivable for investments sold		18,152,367
Receivable for fund shares sold		4,007,158
Receivable from affiliate for expense reductions		82,543
Total assets		3,177,289,644
Liabilities
Payable for investments purchased	$20,948,533
Payable for fund shares redeemed	1,210,777
Transfer agent fees payable	320,290
Total liabilities		22,479,600
Net Assets		$3,154,810,044
Net Assets consist of:
Paid in capital		$2,608,128,881
Undistributed net investment income		12,751,198
Accumulated undistributed net realized gain (loss) on investments		(21,864,965)
Net unrealized appreciation (depreciation) on investments		555,794,930
Net Assets		$3,154,810,044
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,480,362,701 ÷ 90,001,536 shares)		$16.45
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,674,447,343 ÷ 101,784,289 shares)		$16.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$14,414,436
Expenses
Transfer agent fees	$1,799,401
Independent trustees' fees and expenses	5,156
Total expenses before reductions	1,804,557
Expense reductions	(505,747)	1,298,810
Net investment income (loss)		13,115,626
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(5,299,941)
Capital gain distributions from underlying funds	1,860,372
Total net realized gain (loss)		(3,439,569)
Change in net unrealized appreciation (depreciation) on underlying funds		168,648,268
Net gain (loss)		165,208,699
Net increase (decrease) in net assets resulting from operations		$178,324,325

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,115,626	$45,697,705
Net realized gain (loss)	(3,439,569)	4,799,676
Change in net unrealized appreciation (depreciation)	168,648,268	185,436,844
Net increase (decrease) in net assets resulting from operations	178,324,325	235,934,225
Distributions to shareholders from net investment income	(4,607,471)	(44,466,395)
Distributions to shareholders from net realized gain	–	(1,138,843)
Total distributions	(4,607,471)	(45,605,238)
Share transactions - net increase (decrease)	296,753,129	521,304,677
Total increase (decrease) in net assets	470,469,983	711,633,664
Net Assets
Beginning of period	2,684,340,061	1,972,706,397
End of period	$3,154,810,044	$2,684,340,061
Other Information
Undistributed net investment income end of period	$12,751,198	$4,243,043

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2025 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.50	$14.27	$14.80	$14.36	$12.99	$12.21
Income from Investment Operations
Net investment income (loss)A	.07	.29	.27	.30	.24	.22
Net realized and unrealized gain (loss)	.91	1.22	(.52)	.65	1.15	.80
Total from investment operations	.98	1.51	(.25)	.95	1.39	1.02
Distributions from net investment income	(.03)	(.27)	(.27)	(.48)B	(.01)	(.21)
Distributions from net realized gain	–	(.01)	–C	(.03)B	(.01)	(.04)
Total distributions	(.03)	(.28)	(.28)D	(.51)	(.02)	(.24)E
Net asset value, end of period	$16.45	$15.50	$14.27	$14.80	$14.36	$12.99
Total ReturnF,G	6.30%	10.67%	(1.72)%	6.73%	10.75%	8.50%
Ratios to Average Net AssetsH,I
Expenses before reductions	.15%J	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%J	.10%	.08%	.08%	.09%	.10%
Expenses net of all reductions	.12%J	.10%	.08%	.08%	.09%	.10%
Net investment income (loss)	.87%J	1.97%	1.84%	2.03%	1.78%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$1,480,363	$1,227,802	$1,179,785	$1,723,943	$1,347,992	$969,395
Portfolio turnover rateI	8%J	18%	17%	15%	21%	10%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.003 per share.

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.038 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2025 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.50	$14.27	$15.00
Income from Investment Operations
Net investment income (loss)B	.07	.30	.33
Net realized and unrealized gain (loss)	.91	1.22	(.79)
Total from investment operations	.98	1.52	(.46)
Distributions from net investment income	(.03)	(.28)	(.27)
Distributions from net realized gain	–	(.01)	–C
Total distributions	(.03)	(.29)	(.27)
Net asset value, end of period	$16.45	$15.50	$14.27
Total ReturnD,E	6.31%	10.74%	(3.07)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.09%	.05%H
Expenses net of fee waivers, if any	.07%H	.05%	.02%H
Expenses net of all reductions	.07%H	.05%	.02%H
Net investment income (loss)	.92%H	2.02%	3.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,674,447	$1,456,538	$792,922
Portfolio turnover rateG	8%H	18%	17%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	52.5	53.4
Fidelity Series Global ex U.S. Index Fund	23.1	23.6
Fidelity U.S. Bond Index Fund Class F	22.2	20.8
Fidelity Commodity Strategy Fund Class F	1.3	0.0
Fidelity Series Inflation-Protected Bond Index Fund	0.9	0.9
Fidelity Series Commodity Strategy Fund Class F	0.0	1.3
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	52.5%
Commodity Funds	1.3%
International Equity Funds	23.1%
Bond Funds	22.2%
Inflation-Protected Bond Funds	0.9%

Six months ago
Domestic Equity Funds	53.4%
Commodity Funds	1.3%
International Equity Funds	23.6%
Bond Funds	20.8%
Inflation-Protected Bond Funds	0.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2030 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.5%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,396,079,926)	28,142,098	2,060,564,396

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $50,629,369)	5,063,009	51,338,911

International Equity Funds - 23.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $771,653,840)	69,880,118	905,646,332

Bond Funds - 22.2%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $869,558,100)	74,829,008	870,261,360

Inflation-Protected Bond Funds - 0.9%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $38,332,364)	3,841,374	37,991,184
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,126,253,599)		3,925,802,183
NET OTHER ASSETS (LIABILITIES) - 0.0%		(279,566)
NET ASSETS - 100%		$3,925,522,617

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$50,847,779	$215,541	$49,382	$(2,869)	$709,542	$51,338,911
Fidelity Series Commodity Strategy Fund	--	47,997	47,997	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	43,571,213	1,961,512	44,454,013	--	(10,572,992)	9,494,280	--
Fidelity Series Global ex U.S. Index Fund	792,553,531	74,363,463	59,437,318	--	3,215,653	94,951,003	905,646,332
Fidelity Series Inflation-Protected Bond Index Fund	--	2,772,731	15,745	9,993	123	(341,180)	37,991,184
Fidelity Series Inflation-Protected Bond Index Fund Class F	29,506,106	5,826,892	146,226	13,522	463	388,020	--
Fidelity Total Market Index Fund Class F	1,794,616,069	178,070,205	49,294,318	5,156,573	246,101	136,926,339	2,060,564,396
Fidelity U.S. Bond Index Fund Class F	699,371,055	167,900,657	3,743,739	9,519,344	42,707	6,690,680	870,261,360
Total	$3,359,617,974	$481,791,236	$157,354,897	$14,748,814	$(7,070,814)	$248,818,684	$3,925,802,183

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $3,126,253,599) — See accompanying schedule		$3,925,802,183
Cash		1
Receivable for investments sold		24,623,216
Receivable for fund shares sold		7,161,659
Receivable from affiliate for expense reductions		108,234
Total assets		3,957,695,293
Liabilities
Payable for investments purchased	$30,606,185
Payable for fund shares redeemed	1,178,685
Transfer agent fees payable	387,806
Total liabilities		32,172,676
Net Assets		$3,925,522,617
Net Assets consist of:
Paid in capital		$3,137,500,479
Undistributed net investment income		12,733,211
Accumulated undistributed net realized gain (loss) on investments		(24,259,657)
Net unrealized appreciation (depreciation) on investments		799,548,584
Net Assets		$3,925,522,617
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,597,612,862 ÷ 92,734,976 shares)		$17.23
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,327,909,755 ÷ 135,120,532 shares)		$17.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$14,748,814
Expenses
Transfer agent fees	$2,185,216
Independent trustees' fees and expenses	6,433
Total expenses before reductions	2,191,649
Expense reductions	(618,048)	1,573,601
Net investment income (loss)		13,175,213
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(7,070,814)
Capital gain distributions from underlying funds	2,821,709
Total net realized gain (loss)		(4,249,105)
Change in net unrealized appreciation (depreciation) on underlying funds		248,818,684
Net gain (loss)		244,569,579
Net increase (decrease) in net assets resulting from operations		$257,744,792

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,175,213	$59,114,331
Net realized gain (loss)	(4,249,105)	9,687,272
Change in net unrealized appreciation (depreciation)	248,818,684	289,603,263
Net increase (decrease) in net assets resulting from operations	257,744,792	358,404,866
Distributions to shareholders from net investment income	(3,865,086)	(57,869,689)
Distributions to shareholders from net realized gain	–	(1,383,530)
Total distributions	(3,865,086)	(59,253,219)
Share transactions - net increase (decrease)	312,261,407	579,864,862
Total increase (decrease) in net assets	566,141,113	879,016,509
Net Assets
Beginning of period	3,359,381,504	2,480,364,995
End of period	$3,925,522,617	$3,359,381,504
Other Information
Undistributed net investment income end of period	$12,733,211	$3,423,084

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2030 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.07	$14.49	$15.15	$14.62	$13.10	$12.28
Income from Investment Operations
Net investment income (loss)A	.06	.31	.26	.30	.25	.24
Net realized and unrealized gain (loss)	1.12	1.57	(.63)	.73	1.29	.83
Total from investment operations	1.18	1.88	(.37)	1.03	1.54	1.07
Distributions from net investment income	(.02)	(.29)	(.29)	(.48)	(.01)	(.21)
Distributions from net realized gain	–	(.01)	–B	(.02)	(.01)	(.03)
Total distributions	(.02)	(.30)	(.29)	(.50)	(.02)	(.25)C
Net asset value, end of period	$17.23	$16.07	$14.49	$15.15	$14.62	$13.10
Total ReturnD,E	7.33%	13.07%	(2.44)%	7.16%	11.80%	8.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%H	.10%	.08%	.08%	.08%	.10%
Expenses net of all reductions	.12%H	.10%	.08%	.08%	.08%	.10%
Net investment income (loss)	.70%H	2.03%	1.75%	1.99%	1.84%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$1,597,613	$1,333,880	$1,315,200	$2,224,676	$1,704,216	$1,203,044
Portfolio turnover rateG	9%H	13%	13%	12%	32%	10%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.034 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2030 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.07	$14.49	$15.44
Income from Investment Operations
Net investment income (loss)B	.06	.32	.38
Net realized and unrealized gain (loss)	1.12	1.57	(1.04)
Total from investment operations	1.18	1.89	(.66)
Distributions from net investment income	(.02)	(.30)	(.29)
Distributions from net realized gain	–	(.01)	–C
Total distributions	(.02)	(.31)	(.29)
Net asset value, end of period	$17.23	$16.07	$14.49
Total ReturnD,E	7.34%	13.13%	(4.28)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.09%	.05%H
Expenses net of fee waivers, if any	.07%H	.05%	.02%H
Expenses net of all reductions	.07%H	.05%	.02%H
Net investment income (loss)	.75%H	2.08%	3.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,327,910	$2,025,502	$1,165,165
Portfolio turnover rateG	9%H	13%	13%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	60.6	61.0
Fidelity Series Global ex U.S. Index Fund	26.6	26.9
Fidelity U.S. Bond Index Fund Class F	11.4	10.7
Fidelity Commodity Strategy Fund Class F	1.3	0.0
Fidelity Series Inflation-Protected Bond Index Fund	0.1	0.1
Fidelity Series Commodity Strategy Fund Class F	0.0	1.3
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.6%
Commodity Funds	1.3%
International Equity Funds	26.6%
Bond Funds	11.4%
Inflation-Protected Bond Funds	0.1%

Six months ago
Domestic Equity Funds	61.0%
Commodity Funds	1.3%
International Equity Funds	26.9%
Bond Funds	10.7%
Inflation-Protected Bond Funds	0.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2035 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,056,244,288)	20,486,737	1,500,038,913

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $32,362,700)	3,235,821	32,811,226

International Equity Funds - 26.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $562,170,145)	50,711,279	657,218,171

Bond Funds - 11.4%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $279,956,310)	24,140,084	280,749,181

Inflation-Protected Bond Funds - 0.1%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $3,607,857)	365,313	3,612,947
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,934,341,300)		2,474,430,438
NET OTHER ASSETS (LIABILITIES) - 0.0%		(181,134)
NET ASSETS - 100%		$2,474,249,304

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$32,572,113	$206,762	$79,152	$(2,651)	$448,526	$32,811,226
Fidelity Series Commodity Strategy Fund	--	50,058	50,058	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	27,431,702	1,847,169	28,593,314	--	(6,070,487)	5,384,930	--
Fidelity Series Global ex U.S. Index Fund	555,421,072	68,093,004	35,988,374	--	2,249,979	67,442,490	657,218,171
Fidelity Series Inflation-Protected Bond Index Fund	--	738,900	1,553	860	9	5,090	3,612,947
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,396,593	1,495,740	18,500	901	71	(3,403)	--
Fidelity Total Market Index Fund Class F	1,261,394,419	167,974,157	27,497,179	3,634,524	44,817	98,122,699	1,500,038,913
Fidelity U.S. Bond Index Fund Class F	221,059,905	59,534,922	1,977,123	3,035,743	20,871	2,110,606	280,749,181
Total	$2,066,703,691	$332,306,063	$94,332,863	$6,751,180	$(3,757,391)	$173,510,938	$2,474,430,438

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $1,934,341,300) — See accompanying schedule		$2,474,430,438
Cash		1
Receivable for investments sold		8,245,893
Receivable for fund shares sold		3,269,154
Receivable from affiliate for expense reductions		68,506
Total assets		2,486,013,992
Liabilities
Payable for investments purchased	$10,098,975
Payable for fund shares redeemed	1,416,070
Transfer agent fees payable	249,643
Total liabilities		11,764,688
Net Assets		$2,474,249,304
Net Assets consist of:
Paid in capital		$1,943,062,005
Undistributed net investment income		5,536,414
Accumulated undistributed net realized gain (loss) on investments		(14,438,253)
Net unrealized appreciation (depreciation) on investments		540,089,138
Net Assets		$2,474,249,304
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,145,908,516 ÷ 63,123,373 shares)		$18.15
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,328,340,788 ÷ 73,144,925 shares)		$18.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$6,751,180
Expenses
Transfer agent fees	$1,390,929
Independent trustees' fees and expenses	3,981
Total expenses before reductions	1,394,910
Expense reductions	(385,179)	1,009,731
Net investment income (loss)		5,741,449
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(3,757,391)
Capital gain distributions from underlying funds	1,936,625
Total net realized gain (loss)		(1,820,766)
Change in net unrealized appreciation (depreciation) on underlying funds		173,510,938
Net gain (loss)		171,690,172
Net increase (decrease) in net assets resulting from operations		$177,431,621

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,741,449	$35,229,689
Net realized gain (loss)	(1,820,766)	7,160,040
Change in net unrealized appreciation (depreciation)	173,510,938	200,174,805
Net increase (decrease) in net assets resulting from operations	177,431,621	242,564,534
Distributions to shareholders from net investment income	(764,883)	(34,907,392)
Distributions to shareholders from net realized gain	–	(913,937)
Total distributions	(764,883)	(35,821,329)
Share transactions - net increase (decrease)	231,029,076	397,733,882
Total increase (decrease) in net assets	407,695,814	604,477,087
Net Assets
Beginning of period	2,066,553,490	1,462,076,403
End of period	$2,474,249,304	$2,066,553,490
Other Information
Undistributed net investment income end of period	$5,536,414	$559,848

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2035 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.79	$14.91	$15.67	$15.11	$13.32	$12.40
Income from Investment Operations
Net investment income (loss)A	.04	.32	.27	.31	.25	.24
Net realized and unrealized gain (loss)	1.33	1.87	(.73)	.77	1.55	.91
Total from investment operations	1.37	2.19	(.46)	1.08	1.80	1.15
Distributions from net investment income	(.01)	(.30)	(.30)	(.51)	(.01)	(.22)
Distributions from net realized gain	–	(.01)	–B	(.01)	–B	(.02)
Total distributions	(.01)	(.31)	(.30)	(.52)	(.01)	(.23)C
Net asset value, end of period	$18.15	$16.79	$14.91	$15.67	$15.11	$13.32
Total ReturnD,E	8.13%	14.81%	(2.93)%	7.25%	13.56%	9.44%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%H	.10%	.08%	.08%	.08%	.09%
Expenses net of all reductions	.12%H	.10%	.08%	.08%	.08%	.09%
Net investment income (loss)	.48%H	2.02%	1.79%	2.02%	1.79%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$1,145,909	$936,458	$880,845	$1,282,091	$1,000,962	$689,033
Portfolio turnover rateG	8%H	13%	11%	13%	25%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.019 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2035 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.80	$14.92	$16.03
Income from Investment Operations
Net investment income (loss)B	.05	.33	.39
Net realized and unrealized gain (loss)	1.32	1.87	(1.20)
Total from investment operations	1.37	2.20	(.81)
Distributions from net investment income	(.01)	(.31)	(.30)
Distributions from net realized gain	–	(.01)	–C
Total distributions	(.01)	(.32)	(.30)
Net asset value, end of period	$18.16	$16.80	$14.92
Total ReturnD,E	8.14%	14.87%	(5.04)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.09%	.05%H
Expenses net of fee waivers, if any	.07%H	.05%	.01%H
Expenses net of all reductions	.07%H	.05%	.01%H
Net investment income (loss)	.53%H	2.07%	3.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,328,341	$1,130,096	$581,231
Portfolio turnover rateG	8%H	13%	11%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	61.7	61.6
Fidelity Series Global ex U.S. Index Fund	27.0	27.1
Fidelity U.S. Bond Index Fund Class F	10.0	10.0
Fidelity Commodity Strategy Fund Class F	1.3	0.0
Fidelity Series Commodity Strategy Fund Class F	0.0	1.3
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2040 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,178,925,602)	23,170,817	1,696,567,224

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $36,644,924)	3,663,817	37,151,107

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $633,501,350)	57,331,955	743,022,142

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $274,805,491)	23,662,374	275,193,412
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,123,877,367)		2,751,933,885
NET OTHER ASSETS (LIABILITIES) - 0.0%		(193,546)
NET ASSETS - 100%		$2,751,740,339

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$36,863,710	$216,176	$88,738	$(2,610)	$506,183	$37,151,107
Fidelity Series Commodity Strategy Fund	--	29,966	29,966	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	31,172,985	1,899,466	32,296,507	--	(7,378,609)	6,602,665	--
Fidelity Series Global ex U.S. Index Fund	633,792,887	67,163,523	37,104,067	--	2,107,575	77,062,224	743,022,142
Fidelity Total Market Index Fund Class F	1,439,197,740	166,913,982	20,885,969	4,137,177	23,602	111,317,869	1,696,567,224
Fidelity U.S. Bond Index Fund Class F	234,077,876	42,143,761	3,285,710	3,108,575	37,485	2,220,000	275,193,412
Total	$2,338,241,488	$315,014,408	$93,818,395	$7,334,490	$(5,212,557)	$197,708,941	$2,751,933,885

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $2,123,877,367) — See accompanying schedule		$2,751,933,885
Cash		3
Receivable for investments sold		5,798,284
Receivable for fund shares sold		3,862,509
Receivable from affiliate for expense reductions		76,294
Total assets		2,761,670,975
Liabilities
Payable for investments purchased	$9,092,892
Payable for fund shares redeemed	567,894
Transfer agent fees payable	269,850
Total liabilities		9,930,636
Net Assets		$2,751,740,339
Net Assets consist of:
Paid in capital		$2,132,061,320
Undistributed net investment income		5,984,833
Accumulated undistributed net realized gain (loss) on investments		(14,362,332)
Net unrealized appreciation (depreciation) on investments		628,056,518
Net Assets		$2,751,740,339
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,080,654,741 ÷ 59,116,265 shares)		$18.28
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,671,085,598 ÷ 91,436,856 shares)		$18.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$7,334,490
Expenses
Transfer agent fees	$1,516,984
Independent trustees' fees and expenses	4,484
Total expenses before reductions	1,521,468
Expense reductions	(432,643)	1,088,825
Net investment income (loss)		6,245,665
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(5,212,557)
Capital gain distributions from underlying funds	2,204,459
Total net realized gain (loss)		(3,008,098)
Change in net unrealized appreciation (depreciation) on underlying funds		197,708,941
Net gain (loss)		194,700,843
Net increase (decrease) in net assets resulting from operations		$200,946,508

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,245,665	$41,053,973
Net realized gain (loss)	(3,008,098)	6,925,856
Change in net unrealized appreciation (depreciation)	197,708,941	234,740,002
Net increase (decrease) in net assets resulting from operations	200,946,508	282,719,831
Distributions to shareholders from net investment income	(876,541)	(40,761,925)
Distributions to shareholders from net realized gain	–	(1,041,933)
Total distributions	(876,541)	(41,803,858)
Share transactions - net increase (decrease)	213,592,799	356,188,582
Total increase (decrease) in net assets	413,662,766	597,104,555
Net Assets
Beginning of period	2,338,077,573	1,740,973,018
End of period	$2,751,740,339	$2,338,077,573
Other Information
Undistributed net investment income end of period	$5,984,833	$615,709

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2040 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.90	$15.00	$15.76	$15.18	$13.36	$12.42
Income from Investment Operations
Net investment income (loss)A	.04	.32	.26	.31	.25	.24
Net realized and unrealized gain (loss)	1.35	1.90	(.72)	.78	1.58	.93
Total from investment operations	1.39	2.22	(.46)	1.09	1.83	1.17
Distributions from net investment income	(.01)	(.31)	(.30)	(.50)	(.01)	(.21)
Distributions from net realized gain	–	(.01)	–B	–B	–B	(.02)
Total distributions	(.01)	(.32)	(.30)	(.51)C	(.01)	(.23)
Net asset value, end of period	$18.28	$16.90	$15.00	$15.76	$15.18	$13.36
Total ReturnD,E	8.20%	14.90%	(2.91)%	7.27%	13.72%	9.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%H	.10%	.08%	.08%	.08%	.09%
Expenses net of all reductions	.12%H	.10%	.08%	.08%	.08%	.09%
Net investment income (loss)	.46%H	2.02%	1.70%	1.99%	1.78%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$1,080,655	$900,067	$910,880	$1,511,298	$1,179,249	$810,449
Portfolio turnover rateG	7%H	13%	9%	12%	26%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.502 and distributions from net realized gain of $.003 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2040 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.89	$15.00	$16.12
Income from Investment Operations
Net investment income (loss)B	.04	.33	.41
Net realized and unrealized gain (loss)	1.36	1.89	(1.22)
Total from investment operations	1.40	2.22	(.81)
Distributions from net investment income	(.01)	(.32)	(.30)
Distributions from net realized gain	–	(.01)	–C
Total distributions	(.01)	(.33)	(.31)D
Net asset value, end of period	$18.28	$16.89	$15.00
Total ReturnE,F	8.27%	14.90%	(5.06)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.09%	.05%I
Expenses net of fee waivers, if any	.07%I	.05%	.01%I
Expenses net of all reductions	.07%I	.05%	.01%I
Net investment income (loss)	.51%I	2.07%	3.69%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,671,086	$1,438,010	$830,093
Portfolio turnover rateH	7%I	13%	9%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	61.7	61.6
Fidelity Series Global ex U.S. Index Fund	27.0	27.1
Fidelity U.S. Bond Index Fund Class F	10.0	10.0
Fidelity Commodity Strategy Fund Class F	1.3	0.0
Fidelity Series Commodity Strategy Fund Class F	0.0	1.3
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2045 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $723,486,394)	13,598,550	995,685,812

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $21,505,577)	2,150,231	21,803,339

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $373,550,563)	33,647,128	436,066,779

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $161,600,228)	13,887,035	161,506,219
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,280,142,762)		1,615,062,149
NET OTHER ASSETS (LIABILITIES) - 0.0%		(117,153)
NET ASSETS - 100%		$1,614,944,996

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$21,595,472	$88,882	$51,999	$(1,013)	$297,762	$21,803,339
Fidelity Series Commodity Strategy Fund	--	42,799	42,799	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	17,699,726	1,367,232	18,623,173	--	(3,804,690)	3,360,905	--
Fidelity Series Global ex U.S. Index Fund	359,862,868	51,447,736	21,046,359	--	1,291,293	44,511,241	436,066,779
Fidelity Total Market Index Fund Class F	817,164,822	122,766,114	9,018,914	2,353,293	16,341	64,757,449	995,685,812
Fidelity U.S. Bond Index Fund Class F	132,906,550	28,972,459	1,658,854	1,802,429	19,752	1,266,312	161,506,219
Total	$1,327,633,966	$226,191,812	$50,478,981	$4,207,721	$(2,478,317)	$114,193,669	$1,615,062,149

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $1,280,142,762) — See accompanying schedule		$1,615,062,149
Cash		2
Receivable for investments sold		2,971,787
Receivable for fund shares sold		3,349,029
Receivable from affiliate for expense reductions		44,740
Total assets		1,621,427,707
Liabilities
Payable for investments purchased	$5,662,301
Payable for fund shares redeemed	658,511
Transfer agent fees payable	161,899
Total liabilities		6,482,711
Net Assets		$1,614,944,996
Net Assets consist of:
Paid in capital		$1,284,371,283
Undistributed net investment income		3,369,463
Accumulated undistributed net realized gain (loss) on investments		(7,715,137)
Net unrealized appreciation (depreciation) on investments		334,919,387
Net Assets		$1,614,944,996
Investor Class:
Net Asset Value, offering price and redemption price per share ($725,197,634 ÷ 39,381,518 shares)		$18.41
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($889,747,362 ÷ 48,304,544 shares)		$18.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,207,721
Expenses
Transfer agent fees	$900,786
Independent trustees' fees and expenses	2,584
Total expenses before reductions	903,370
Expense reductions	(250,943)	652,427
Net investment income (loss)		3,555,294
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(2,478,317)
Capital gain distributions from underlying funds	1,253,932
Total net realized gain (loss)		(1,224,385)
Change in net unrealized appreciation (depreciation) on underlying funds		114,193,669
Net gain (loss)		112,969,284
Net increase (decrease) in net assets resulting from operations		$116,524,578

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,555,294	$22,959,679
Net realized gain (loss)	(1,224,385)	3,212,741
Change in net unrealized appreciation (depreciation)	114,193,669	130,690,741
Net increase (decrease) in net assets resulting from operations	116,524,578	156,863,161
Distributions to shareholders from net investment income	(612,655)	(22,724,189)
Distributions to shareholders from net realized gain	(1,118,544)	(574,033)
Total distributions	(1,731,199)	(23,298,222)
Share transactions - net increase (decrease)	172,613,312	264,415,613
Total increase (decrease) in net assets	287,406,691	397,980,552
Net Assets
Beginning of period	1,327,538,305	929,557,753
End of period	$1,614,944,996	$1,327,538,305
Other Information
Undistributed net investment income end of period	$3,369,463	$426,824

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2045 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$17.04	$15.13	$15.89	$15.32	$13.44	$12.47
Income from Investment Operations
Net investment income (loss)A	.04	.33	.28	.32	.25	.25
Net realized and unrealized gain (loss)	1.35	1.90	(.74)	.77	1.64	.95
Total from investment operations	1.39	2.23	(.46)	1.09	1.89	1.20
Distributions from net investment income	(.01)	(.31)	(.30)	(.51)	(.01)	(.21)
Distributions from net realized gain	(.01)	(.01)	–B	(.01)	–B	(.02)
Total distributions	(.02)	(.32)	(.30)	(.52)	(.01)	(.23)
Net asset value, end of period	$18.41	$17.04	$15.13	$15.89	$15.32	$13.44
Total ReturnC,D	8.16%	14.87%	(2.88)%	7.22%	14.07%	9.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.10%	.08%	.08%	.08%	.09%
Expenses net of all reductions	.12%G	.10%	.08%	.08%	.08%	.09%
Net investment income (loss)	.46%G	2.04%	1.79%	2.04%	1.75%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$725,198	$583,893	$542,581	$750,330	$577,603	$380,466
Portfolio turnover rateF	7%G	15%	8%	12%	22%	7%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2045 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$17.04	$15.13	$16.26
Income from Investment Operations
Net investment income (loss)B	.04	.34	.40
Net realized and unrealized gain (loss)	1.36	1.90	(1.22)
Total from investment operations	1.40	2.24	(.82)
Distributions from net investment income	(.01)	(.32)	(.30)
Distributions from net realized gain	(.01)	(.01)	–C
Total distributions	(.02)	(.33)	(.31)D
Net asset value, end of period	$18.42	$17.04	$15.13
Total ReturnE,F	8.24%	14.94%	(5.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.09%	.05%I
Expenses net of fee waivers, if any	.07%I	.05%	.01%I
Expenses net of all reductions	.07%I	.05%	.01%I
Net investment income (loss)	.51%I	2.09%	3.56%I
Supplemental Data
Net assets, end of period (000 omitted)	$889,747	$743,645	$386,977
Portfolio turnover rateH	7%I	15%	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	61.7	61.6
Fidelity Series Global ex U.S. Index Fund	27.0	27.1
Fidelity U.S. Bond Index Fund Class F	10.0	10.0
Fidelity Commodity Strategy Fund Class F	1.3	0.0
Fidelity Series Commodity Strategy Fund Class F	0.0	1.3
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2050 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $676,468,786)	12,654,527	926,564,485

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $20,011,700)	2,000,960	20,289,733

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $347,612,332)	31,311,317	405,794,665

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $150,490,193)	12,922,987	150,294,334
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,194,583,011)		1,502,943,217
NET OTHER ASSETS (LIABILITIES) - 0.0%		(107,274)
NET ASSETS - 100%		$1,502,835,943

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$20,108,253	$95,469	$48,221	$(1,084)	$278,033	$20,289,733
Fidelity Series Commodity Strategy Fund	--	27,109	27,109	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	16,483,646	1,195,725	17,266,921	--	(3,339,977)	2,927,527	--
Fidelity Series Global ex U.S. Index Fund	335,135,964	47,653,591	19,557,558	--	1,410,832	41,151,836	405,794,665
Fidelity Total Market Index Fund Class F	761,017,302	115,171,881	9,814,534	2,190,209	4,873	60,184,963	926,564,485
Fidelity U.S. Bond Index Fund Class F	123,775,230	26,908,354	1,584,191	1,673,657	14,746	1,180,195	150,294,334
Total	$1,236,412,142	$211,064,913	$48,345,782	$3,912,087	$(1,910,610)	$105,722,554	$1,502,943,217

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $1,194,583,011) — See accompanying schedule		$1,502,943,217
Cash		2
Receivable for investments sold		2,785,496
Receivable for fund shares sold		3,497,948
Receivable from affiliate for expense reductions		41,539
Total assets		1,509,268,202
Liabilities
Payable for investments purchased	$5,836,278
Payable for fund shares redeemed	447,166
Transfer agent fees payable	148,815
Total liabilities		6,432,259
Net Assets		$1,502,835,943
Net Assets consist of:
Paid in capital		$1,200,077,998
Undistributed net investment income		3,205,803
Accumulated undistributed net realized gain (loss) on investments		(8,808,064)
Net unrealized appreciation (depreciation) on investments		308,360,206
Net Assets		$1,502,835,943
Investor Class:
Net Asset Value, offering price and redemption price per share ($636,731,160 ÷ 34,418,386 shares)		$18.50
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($866,104,783 ÷ 46,823,263 shares)		$18.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,912,087
Expenses
Transfer agent fees	$827,828
Independent trustees' fees and expenses	2,402
Total expenses before reductions	830,230
Expense reductions	(233,023)	597,207
Net investment income (loss)		3,314,880
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,910,610)
Capital gain distributions from underlying funds	1,167,034
Total net realized gain (loss)		(743,576)
Change in net unrealized appreciation (depreciation) on underlying funds		105,722,554
Net gain (loss)		104,978,978
Net increase (decrease) in net assets resulting from operations		$108,293,858

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,314,880	$22,493,588
Net realized gain (loss)	(743,576)	2,288,720
Change in net unrealized appreciation (depreciation)	105,722,554	126,545,528
Net increase (decrease) in net assets resulting from operations	108,293,858	151,327,836
Distributions to shareholders from net investment income	(455,327)	(22,369,375)
Distributions to shareholders from net realized gain	(3,399,891)	(535,461)
Total distributions	(3,855,218)	(22,904,836)
Share transactions - net increase (decrease)	162,074,079	186,468,123
Total increase (decrease) in net assets	266,512,719	314,891,123
Net Assets
Beginning of period	1,236,323,224	921,432,101
End of period	$1,502,835,943	$1,236,323,224
Other Information
Undistributed net investment income end of period	$3,205,803	$346,250

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2050 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$17.14	$15.24	$16.01	$15.42	$13.51	$12.53
Income from Investment Operations
Net investment income (loss)A	.04	.33	.28	.32	.26	.25
Net realized and unrealized gain (loss)	1.37	1.91	(.74)	.78	1.66	.95
Total from investment operations	1.41	2.24	(.46)	1.10	1.92	1.20
Distributions from net investment income	(.01)	(.33)	(.30)	(.50)	(.01)	(.21)
Distributions from net realized gain	(.05)	(.01)	–B	(.01)	–B	(.01)
Total distributions	(.05)C	(.34)	(.31)D	(.51)	(.01)	(.22)
Net asset value, end of period	$18.50	$17.14	$15.24	$16.01	$15.42	$13.51
Total ReturnE,F	8.25%	14.82%	(2.92)%	7.25%	14.21%	9.75%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%I	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%I	.10%	.08%	.08%	.08%	.09%
Expenses net of all reductions	.12%I	.10%	.08%	.08%	.08%	.09%
Net investment income (loss)	.46%I	2.06%	1.80%	2.02%	1.79%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$636,731	$513,543	$486,444	$729,639	$521,672	$326,221
Portfolio turnover rateH	7%I	19%	7%	10%	24%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.046 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2050 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$17.14	$15.24	$16.37
Income from Investment Operations
Net investment income (loss)B	.05	.34	.38
Net realized and unrealized gain (loss)	1.36	1.91	(1.20)
Total from investment operations	1.41	2.25	(.82)
Distributions from net investment income	(.01)	(.34)	(.30)
Distributions from net realized gain	(.05)	(.01)	–C
Total distributions	(.05)D	(.35)	(.31)E
Net asset value, end of period	$18.50	$17.14	$15.24
Total ReturnF,G	8.26%	14.88%	(5.04)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.09%	.05%J
Expenses net of fee waivers, if any	.07%J	.05%	.01%J
Expenses net of all reductions	.07%J	.05%	.01%J
Net investment income (loss)	.51%J	2.11%	3.40%J
Supplemental Data
Net assets, end of period (000 omitted)	$866,105	$722,781	$434,989
Portfolio turnover rateI	7%J	19%	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.05 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.046 per share.

 E Total distributions of $.31 per share is comprised of distributions from net investment income of $.304 and distributions from net realized gain of $.003 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	61.7	61.6
Fidelity Series Global ex U.S. Index Fund	27.0	27.1
Fidelity U.S. Bond Index Fund Class F	10.0	10.0
Fidelity Commodity Strategy Fund Class F	1.3	0.0
Fidelity Series Commodity Strategy Fund Class F	0.0	1.3
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2055 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $252,972,893)	4,307,704	315,410,114

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $6,812,801)	681,143	6,906,791

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $118,944,437)	10,658,628	138,135,816

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $51,119,161)	4,399,090	51,161,419
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $429,849,292)		511,614,140
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37,363)
NET ASSETS - 100%		$511,576,777

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$6,843,675	$30,492	$16,299	$(382)	$93,990	$6,906,791
Fidelity Series Commodity Strategy Fund	--	18,478	18,478	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	5,232,629	583,902	5,683,255	--	(448,404)	315,128	--
Fidelity Series Global ex U.S. Index Fund	106,382,632	23,764,231	6,016,327	--	338,462	13,666,818	138,135,816
Fidelity Total Market Index Fund Class F	241,573,831	56,488,392	2,663,110	700,899	631	20,010,370	315,410,114
Fidelity U.S. Bond Index Fund Class F	39,289,946	11,857,830	366,214	552,357	4,588	375,269	51,161,419
Total	$392,479,038	$99,556,508	$14,777,876	$1,269,555	$(105,105)	$34,461,575	$511,614,140

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $429,849,292) — See accompanying schedule		$511,614,140
Receivable for investments sold		739,746
Receivable for fund shares sold		1,405,340
Receivable from affiliate for expense reductions		14,071
Total assets		513,773,297
Liabilities
Payable for investments purchased	$2,027,690
Payable for fund shares redeemed	117,395
Transfer agent fees payable	51,435
Total liabilities		2,196,520
Net Assets		$511,576,777
Net Assets consist of:
Paid in capital		$430,611,066
Undistributed net investment income		1,075,846
Accumulated undistributed net realized gain (loss) on investments		(1,874,983)
Net unrealized appreciation (depreciation) on investments		81,764,848
Net Assets		$511,576,777
Investor Class:
Net Asset Value, offering price and redemption price per share ($242,416,851 ÷ 16,586,330 shares)		$14.62
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($269,159,926 ÷ 18,402,654 shares)		$14.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,269,555
Expenses
Transfer agent fees	$279,025
Independent trustees' fees and expenses	784
Total expenses before reductions	279,809
Expense reductions	(76,994)	202,815
Net investment income (loss)		1,066,740
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(105,105)
Capital gain distributions from underlying funds	373,468
Total net realized gain (loss)		268,363
Change in net unrealized appreciation (depreciation) on underlying funds		34,461,575
Net gain (loss)		34,729,938
Net increase (decrease) in net assets resulting from operations		$35,796,678

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,066,740	$7,753,009
Net realized gain (loss)	268,363	183,572
Change in net unrealized appreciation (depreciation)	34,461,575	41,108,953
Net increase (decrease) in net assets resulting from operations	35,796,678	49,045,534
Distributions to shareholders from net investment income	(62,616)	(7,681,288)
Distributions to shareholders from net realized gain	(698,172)	(531,576)
Total distributions	(760,788)	(8,212,864)
Share transactions - net increase (decrease)	84,091,408	66,070,779
Total increase (decrease) in net assets	119,127,298	106,903,449
Net Assets
Beginning of period	392,449,479	285,546,030
End of period	$511,576,777	$392,449,479
Other Information
Undistributed net investment income end of period	$1,075,846	$71,722

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2055 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.53	$12.06	$12.71	$12.07	$10.67	$9.86
Income from Investment Operations
Net investment income (loss)A	.03	.28	.25	.26	.21	.21
Net realized and unrealized gain (loss)	1.08	1.50	(.63)	.62	1.36	.77
Total from investment operations	1.11	1.78	(.38)	.88	1.57	.98
Distributions from net investment income	–B	(.29)	(.24)C	(.24)	(.17)	(.16)
Distributions from net realized gain	(.02)	(.02)	(.01)C	–	–B	(.01)
Tax return of capital	–	–	(.02)	–	–	–
Total distributions	(.02)	(.31)	(.27)	(.24)	(.17)	(.17)
Net asset value, end of period	$14.62	$13.53	$12.06	$12.71	$12.07	$10.67
Total ReturnD,E	8.24%	14.90%	(2.96)%	7.27%	14.76%	10.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%H	.10%	.08%	.08%	.08%	.09%
Expenses net of all reductions	.12%H	.10%	.08%	.08%	.08%	.09%
Net investment income (loss)	.45%H	2.18%	2.03%	2.10%	1.82%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$242,417	$181,697	$150,332	$183,117	$88,084	$30,205
Portfolio turnover rateG	7%H	33%	7%	8%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2055 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.54	$12.06	$13.00
Income from Investment Operations
Net investment income (loss)B	.03	.28	.23
Net realized and unrealized gain (loss)	1.09	1.51	(.89)
Total from investment operations	1.12	1.79	(.66)
Distributions from net investment income	–C	(.29)	(.25)D
Distributions from net realized gain	(.02)	(.02)	(.01)D
Tax return of capital	–	–	(.02)
Total distributions	(.03)E	(.31)	(.28)
Net asset value, end of period	$14.63	$13.54	$12.06
Total ReturnF,G	8.25%	14.98%	(5.11)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.09%	.05%J
Expenses net of fee waivers, if any	.07%J	.05%	.01%J
Expenses net of all reductions	.07%J	.05%	.01%J
Net investment income (loss)	.50%J	2.23%	2.63%J
Supplemental Data
Net assets, end of period (000 omitted)	$269,160	$210,752	$135,214
Portfolio turnover rateI	7%J	33%	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.03 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.023 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Market Index Fund Class F	61.7	61.6
Fidelity Series Global ex U.S. Index Fund	27.0	27.1
Fidelity U.S. Bond Index Fund Class F	10.0	10.0
Fidelity Commodity Strategy Fund Class F	1.3	0.0
Fidelity Series Commodity Strategy Fund Class F	0.0	1.3
	100.0	100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	61.7%
Commodity Funds	1.3%
International Equity Funds	27.0%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds	61.6%
Commodity Funds	1.3%
International Equity Funds	27.1%
Bond Funds	10.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2060 Fund

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $56,839,163)	884,586	64,769,394

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $1,399,135)	139,873	1,418,308

International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $24,546,245)	2,188,747	28,366,158

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $10,511,075)	903,352	10,505,989
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $93,295,618)		105,059,849
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,868)
NET ASSETS - 100%		$105,051,981

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$1,405,106	$5,886	$3,325	$(85)	$19,173	$1,418,308
Fidelity Series Commodity Strategy Fund	--	10,489	10,489	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	886,569	152,173	1,015,851	--	(7,963)	(14,928)	--
Fidelity Series Global ex U.S. Index Fund	18,024,136	8,466,576	716,511	--	25,170	2,566,787	28,366,158
Fidelity Total Market Index Fund Class F	40,929,514	20,843,122	836,087	119,522	(10,843)	3,843,688	64,769,394
Fidelity U.S. Bond Index Fund Class F	6,656,264	3,907,761	121,512	103,432	1,023	62,453	10,505,989
Total	$66,496,483	$34,785,227	$2,706,336	$226,279	$7,302	$6,477,173	$105,059,849

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $93,295,618) — See accompanying schedule		$105,059,849
Cash		1
Receivable for investments sold		97,546
Receivable for fund shares sold		507,922
Receivable from affiliate for expense reductions		2,854
Total assets		105,668,172
Liabilities
Payable for investments purchased	$474,388
Payable for fund shares redeemed	131,084
Transfer agent fees payable	10,719
Total liabilities		616,191
Net Assets		$105,051,981
Net Assets consist of:
Paid in capital		$93,434,777
Undistributed net investment income		185,286
Accumulated undistributed net realized gain (loss) on investments		(332,313)
Net unrealized appreciation (depreciation) on investments		11,764,231
Net Assets		$105,051,981
Investor Class:
Net Asset Value, offering price and redemption price per share ($56,814,845 ÷ 4,774,417 shares)		$11.90
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($48,237,136 ÷ 4,052,313 shares)		$11.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$226,279
Expenses
Transfer agent fees	$53,988
Independent trustees' fees and expenses	142
Total expenses before reductions	54,130
Expense reductions	(14,443)	39,687
Net investment income (loss)		186,592
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	7,302
Capital gain distributions from underlying funds	63,686
Total net realized gain (loss)		70,988
Change in net unrealized appreciation (depreciation) on underlying funds		6,477,173
Net gain (loss)		6,548,161
Net increase (decrease) in net assets resulting from operations		$6,734,753

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$186,592	$1,105,694
Net realized gain (loss)	70,988	15,075
Change in net unrealized appreciation (depreciation)	6,477,173	5,399,937
Net increase (decrease) in net assets resulting from operations	6,734,753	6,520,706
Distributions to shareholders from net investment income	(25,089)	(1,092,289)
Distributions to shareholders from net realized gain	(298,835)	(118,789)
Total distributions	(323,924)	(1,211,078)
Share transactions - net increase (decrease)	32,149,803	34,659,327
Total increase (decrease) in net assets	38,560,632	39,968,955
Net Assets
Beginning of period	66,491,349	26,522,394
End of period	$105,051,981	$66,491,349
Other Information
Undistributed net investment income end of period	$185,286	$23,783

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2060 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$9.85	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.25	.25	.09
Net realized and unrealized gain (loss)	.89	1.19	(.55)	.40
Total from investment operations	.91	1.44	(.30)	.49
Distributions from net investment income	–C	(.22)	(.18)	(.16)
Distributions from net realized gain	(.05)	(.03)	–C	–C
Total distributions	(.05)	(.25)	(.18)	(.16)
Net asset value, end of period	$11.90	$11.04	$9.85	$10.33
Total ReturnD,E	8.26%	14.80%	(2.94)%	4.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%H
Expenses net of fee waivers, if any	.12%H	.11%	.08%	.09%H
Expenses net of all reductions	.12%H	.11%	.08%	.09%H
Net investment income (loss)	.42%H	2.41%	2.57%	1.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$56,815	$38,013	$16,979	$3,660
Portfolio turnover rateG	6%H	41%	8%	33%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2060 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2017	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$9.85	$10.56
Income from Investment Operations
Net investment income (loss)B	.03	.26	.13
Net realized and unrealized gain (loss)	.87	1.19	(.66)
Total from investment operations	.90	1.45	(.53)
Distributions from net investment income	(.01)	(.22)	(.18)
Distributions from net realized gain	(.05)	(.03)	–C
Total distributions	(.05)D	(.25)	(.18)
Net asset value, end of period	$11.90	$11.05	$9.85
Total ReturnE,F	8.18%	14.93%	(5.05)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.09%	.05%I
Expenses net of fee waivers, if any	.07%I	.06%	.01%I
Expenses net of all reductions	.07%I	.06%	.01%I
Net investment income (loss)	.47%I	2.47%	1.80%I
Supplemental Data
Net assets, end of period (000 omitted)	$48,237	$28,478	$9,543
Portfolio turnover rateH	6%I	41%	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.05 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.046 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2017

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund and Fidelity Freedom Index 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Investor Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$252,504,842	$24,900,923	$(1,742,057)	$23,158,866
Fidelity Freedom Index 2005 Fund	86,819,552	12,443,177	(489,234)	11,953,943
Fidelity Freedom Index 2010 Fund	426,848,975	92,233,898	(1,715,370)	90,518,528
Fidelity Freedom Index 2015 Fund	904,799,055	215,459,606	(3,993,106)	211,466,500
Fidelity Freedom Index 2020 Fund	3,004,935,394	647,854,537	(11,956,214)	635,898,323
Fidelity Freedom Index 2025 Fund	2,611,403,216	552,580,723	(8,936,364)	543,644,359
Fidelity Freedom Index 2030 Fund	3,136,638,029	795,299,210	(6,135,056)	789,164,154
Fidelity Freedom Index 2035 Fund	1,940,686,080	535,278,728	(1,534,370)	533,744,358
Fidelity Freedom Index 2040 Fund	2,131,297,601	622,641,349	(2,005,065)	620,636,284
Fidelity Freedom Index 2045 Fund	1,284,938,860	331,462,307	(1,339,018)	330,123,289
Fidelity Freedom Index 2050 Fund	1,200,840,560	303,536,986	(1,434,329)	302,102,657
Fidelity Freedom Index 2055 Fund	431,478,330	80,469,403	(333,593)	80,135,810
Fidelity Freedom Index 2060 Fund	93,654,791	11,490,195	(85,137)	11,405,058

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Freedom Index 2020 Fund	$(1,472,105)	$(3,768,990)	$(5,241,095)	$(5,241,095)
Fidelity Freedom Index 2025 Fund	(559,248)	(2,114,326)	(2,673,574)	(2,673,574)
Fidelity Freedom Index 2030 Fund	(3,139,181)	(1,542,143)	(4,681,324)	(4,681,324)
Fidelity Freedom Index 2035 Fund	(2,532,421)	(163,181)	(2,695,602)	(2,695,602)
Fidelity Freedom Index 2040 Fund	(747,673)	-–	(747,673)	(747,673)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Index Income Fund	29,285,867	24,253,004
Fidelity Freedom Index 2005 Fund	16,491,085	11,505,301
Fidelity Freedom Index 2010 Fund	60,404,373	54,089,076
Fidelity Freedom Index 2015 Fund	118,289,421	88,782,904
Fidelity Freedom Index 2020 Fund	344,155,295	170,812,400
Fidelity Freedom Index 2025 Fund	428,642,237	121,467,181
Fidelity Freedom Index 2030 Fund	481,791,236	157,354,897
Fidelity Freedom Index 2035 Fund	332,306,063	94,332,863
Fidelity Freedom Index 2040 Fund	315,014,408	93,818,395
Fidelity Freedom Index 2045 Fund	226,191,812	50,478,981
Fidelity Freedom Index 2050 Fund	211,064,913	48,345,782
Fidelity Freedom Index 2055 Fund	99,556,508	14,777,876
Fidelity Freedom Index 2060 Fund	34,785,227	2,706,336

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives an asset-based fee of .15% and .10% of class-level average net assets for each Investor Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

Amount
Fidelity Freedom Index Income Fund
Investor Class	$90,940
Institutional Premium Class	72,647
$163,587
Fidelity Freedom Index 2005 Fund
Investor Class	$34,798
Institutional Premium Class	24,312
$59,110
Fidelity Freedom Index 2010 Fund
Investor Class	$160,445
Institutional Premium Class	144,646
$305,091
Fidelity Freedom Index 2015 Fund
Investor Class	$411,777
Institutional Premium Class	261,597
$673,374
Fidelity Freedom Index 2020 Fund
Investor Class	$1,052,095
Institutional Premium Class	1,025,630
$2,077,725
Fidelity Freedom Index 2025 Fund
Investor Class	$1,027,572
Institutional Premium Class	771,829
$1,799,401
Fidelity Freedom Index 2030 Fund
Investor Class	$1,111,028
Institutional Premium Class	1,074,188
$2,185,216
Fidelity Freedom Index 2035 Fund
Investor Class	$787,665
Institutional Premium Class	603,264
$1,390,929
Fidelity Freedom Index 2040 Fund
Investor Class	$751,890
Institutional Premium Class	765,094
$1,516,984
Fidelity Freedom Index 2045 Fund
Investor Class	$498,822
Institutional Premium Class	401,964
$900,786
Fidelity Freedom Index 2050 Fund
Investor Class	$437,121
Institutional Premium Class	390,707
$827,828
Fidelity Freedom Index 2055 Fund
Investor Class	$160,972
Institutional Premium Class	118,053
$279,025
Fidelity Freedom Index 2060 Fund
Investor Class	$35,097
Institutional Premium Class	18,891
$53,988

5. Expense Reductions.

FMR contractually agreed to reimburse funds to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Freedom Index Income Fund
Investor Class	.15%	$22,918
Institutional Premium Class	.10%	27,627
Fidelity Freedom Index 2005 Fund
Investor Class	.15%	$8,458
Institutional Premium Class	.10%	8,923
Fidelity Freedom Index 2010 Fund
Investor Class	.15%	$38,336
Institutional Premium Class	.10%	52,212
Fidelity Freedom Index 2015 Fund
Investor Class	.15%	$96,684
Institutional Premium Class	.10%	92,795
Fidelity Freedom Index 2020 Fund
Investor Class	.15%	$244,906
Institutional Premium Class	.10%	359,445
Fidelity Freedom Index 2025 Fund
Investor Class	.15%	$237,482
Institutional Premium Class	.10%	268,265
Fidelity Freedom Index 2030 Fund
Investor Class	.15%	$252,217
Institutional Premium Class	.10%	365,831
Fidelity Freedom Index 2035 Fund
Investor Class	.15%	$179,248
Institutional Premium Class	.10%	205,931
Fidelity Freedom Index 2040 Fund
Investor Class	.15%	$171,252
Institutional Premium Class	.10%	261,391
Fidelity Freedom Index 2045 Fund
Investor Class	.15%	$113,613
Institutional Premium Class	.10%	137,330
Fidelity Freedom Index 2050 Fund
Investor Class	.15%	$99,551
Institutional Premium Class	.10%	133,472
Fidelity Freedom Index 2055 Fund
Investor Class	.15%	$36,663
Institutional Premium Class	.10%	40,331
Fidelity Freedom Index 2060 Fund
Investor Class	.15%	$7,992
Institutional Premium Class	.10%	6,451

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2017	Year ended March 31, 2017
Fidelity Freedom Index Income Fund
From net investment income
Investor Class	$758,352	$1,996,456
Institutional Premium Class	936,771	1,912,305
Total	$1,695,123	$3,908,761
From net realized gain
Investor Class	$263,153	$150,766
Institutional Premium Class	319,225	139,892
Total	$582,378	$290,658
Fidelity Freedom Index 2005 Fund
From net investment income
Investor Class	$103,148	$800,634
Institutional Premium Class	116,244	579,982
Total	$219,392	$1,380,616
From net realized gain
Investor Class	$165,037	$129,727
Institutional Premium Class	174,365	87,449
Total	$339,402	$217,176
Fidelity Freedom Index 2010 Fund
From net investment income
Investor Class	$416,456	$3,539,796
Institutional Premium Class	617,172	4,358,767
Total	$1,033,628	$7,898,563
From net realized gain
Investor Class	$1,740,191	$381,528
Institutional Premium Class	2,406,969	459,838
Total	$4,147,160	$841,366
Fidelity Freedom Index 2015 Fund
From net investment income
Investor Class	$920,540	$9,172,905
Institutional Premium Class	977,256	7,945,031
Total	$1,897,796	$17,117,936
From net realized gain
Investor Class	$773,254	$458,047
Institutional Premium Class	760,088	389,622
Total	$1,533,342	$847,669
Fidelity Freedom Index 2020 Fund
From net investment income
Investor Class	$2,167,563	$23,304,370
Institutional Premium Class	3,500,997	31,669,417
Total	$5,668,560	$54,973,787
From net realized gain
Investor Class	$451,575	$548,816
Institutional Premium Class	673,269	737,547
Total	$1,124,844	$1,286,363
Fidelity Freedom Index 2025 Fund
From net investment income
Investor Class	$2,050,807	$21,703,699
Institutional Premium Class	2,556,664	22,762,696
Total	$4,607,471	$44,466,395
From net realized gain
Investor Class	$–	$559,008
Institutional Premium Class	–	579,835
Total	$–	$1,138,843
Fidelity Freedom Index 2030 Fund
From net investment income
Investor Class	$1,452,732	$24,373,531
Institutional Premium Class	2,412,354	33,496,158
Total	$3,865,086	$57,869,689
From net realized gain
Investor Class	$–	$586,826
Institutional Premium Class	–	796,704
Total	$–	$1,383,530
Fidelity Freedom Index 2035 Fund
From net investment income
Investor Class	$287,882	$16,961,113
Institutional Premium Class	477,001	17,946,279
Total	$764,883	$34,907,392
From net realized gain
Investor Class	$–	$449,097
Institutional Premium Class	–	464,840
Total	$–	$913,937
Fidelity Freedom Index 2040 Fund
From net investment income
Investor Class	$274,586	$17,080,737
Institutional Premium Class	601,955	23,681,188
Total	$876,541	$40,761,925
From net realized gain
Investor Class	$–	$442,955
Institutional Premium Class	–	598,978
Total	$–	$1,041,933
Fidelity Freedom Index 2045 Fund
From net investment income
Investor Class	$212,817	$10,737,036
Institutional Premium Class	399,838	11,987,153
Total	$612,655	$22,724,189
From net realized gain
Investor Class	$496,574	$274,255
Institutional Premium Class	621,970	299,778
Total	$1,118,544	$574,033
Fidelity Freedom Index 2050 Fund
From net investment income
Investor Class	$155,119	$10,303,125
Institutional Premium Class	300,208	12,066,250
Total	$455,327	$22,369,375
From net realized gain
Investor Class	$1,427,094	$249,625
Institutional Premium Class	1,972,797	285,836
Total	$3,399,891	$535,461
Fidelity Freedom Index 2055 Fund
From net investment income
Investor Class	$14,225	$4,034,106
Institutional Premium Class	48,391	3,647,182
Total	$62,616	$7,681,288
From net realized gain
Investor Class	$327,173	$279,176
Institutional Premium Class	370,999	252,400
Total	$698,172	$531,576
Fidelity Freedom Index 2060 Fund
From net investment income
Investor Class	$11,091	$684,030
Institutional Premium Class	13,998	408,259
Total	$25,089	$1,092,289
From net realized gain
Investor Class	$170,057	$74,457
Institutional Premium Class	128,778	44,332
Total	$298,835	$118,789

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2017	Year ended March 31, 2017	Six months ended September 30, 2017	Year ended March 31, 2017
Fidelity Freedom Index Income Fund
Investor Class
Shares sold	2,096,081	5,472,439	$24,658,640	$62,923,368
Reinvestment of distributions	86,970	187,085	1,018,054	2,141,584
Shares redeemed	(1,990,028)	(7,843,160)	(23,410,477)	(90,256,439)
Net increase (decrease)	193,023	(2,183,636)	$2,266,217	$(25,191,487)
Institutional Premium Class
Shares sold	1,441,206	6,690,874	$16,985,888	$77,016,245
Reinvestment of distributions	107,410	179,461	1,255,996	2,052,197
Shares redeemed	(1,275,488)	(3,894,583)	(14,966,153)	(44,742,422)
Net increase (decrease)	273,128	2,975,752	$3,275,731	$34,326,020
Fidelity Freedom Index 2005 Fund
Investor Class
Shares sold	894,626	2,190,698	$11,756,806	$27,882,045
Reinvestment of distributions	20,146	73,921	261,701	929,123
Shares redeemed	(692,308)	(2,962,530)	(9,112,247)	(37,691,161)
Net increase (decrease)	222,464	(697,911)	$2,906,260	$(8,879,993)
Institutional Premium Class
Shares sold	517,810	2,238,959	$6,800,271	$28,439,054
Reinvestment of distributions	22,372	53,090	290,609	667,432
Shares redeemed	(385,073)	(983,046)	(5,049,550)	(12,517,185)
Net increase (decrease)	155,109	1,309,003	$2,041,330	$16,589,301
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	3,369,606	7,044,713	$46,954,974	$94,453,179
Reinvestment of distributions	155,900	293,703	2,140,501	3,896,835
Shares redeemed	(2,986,711)	(10,201,235)	(41,633,534)	(136,513,971)
Net increase (decrease)	538,795	(2,862,819)	$7,461,941	$(38,163,957)
Institutional Premium Class
Shares sold	2,226,785	10,130,533	$31,055,681	$135,912,974
Reinvestment of distributions	220,258	363,122	3,024,141	4,818,606
Shares redeemed	(2,374,725)	(6,171,750)	(33,060,297)	(82,816,566)
Net increase (decrease)	72,318	4,321,905	$1,019,525	$57,915,014
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	7,991,771	20,281,438	$115,455,491	$277,791,984
Reinvestment of distributions	118,525	708,213	1,688,980	9,602,506
Shares redeemed	(5,782,192)	(28,106,744)	(83,566,844)	(383,161,067)
Net increase (decrease)	2,328,104	(7,117,093)	$33,577,627	$(95,766,577)
Institutional Premium Class
Shares sold	4,258,184	22,597,464	$61,748,194	$308,371,275
Reinvestment of distributions	122,004	615,010	1,737,344	8,334,653
Shares redeemed	(4,864,092)	(11,278,377)	(70,155,688)	(154,561,605)
Net increase (decrease)	(483,904)	11,934,097	$(6,670,150)	$162,144,323
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	20,894,093	48,184,580	$315,756,272	$684,334,259
Reinvestment of distributions	175,577	1,689,840	2,612,579	23,794,452
Shares redeemed	(13,825,835)	(65,056,684)	(209,574,867)	(921,238,562)
Net increase (decrease)	7,243,835	(15,182,264)	$108,793,984	$(213,109,851)
Institutional Premium Class
Shares sold	16,350,823	72,790,691	$247,856,695	$1,033,200,767
Reinvestment of distributions	280,717	2,301,705	4,174,266	32,406,964
Shares redeemed	(13,220,814)	(30,981,726)	(199,378,854)	(440,777,839)
Net increase (decrease)	3,410,726	44,110,670	$52,652,107	$624,829,892
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	22,100,516	47,899,972	$352,919,226	$713,989,396
Reinvestment of distributions	130,161	1,500,969	2,044,823	22,204,638
Shares redeemed	(11,451,060)	(52,865,951)	(183,735,162)	(785,434,560)
Net increase (decrease)	10,779,617	(3,465,010)	$171,228,887	$(49,240,526)
Institutional Premium Class
Shares sold	13,541,585	57,782,802	$216,976,346	$860,307,689
Reinvestment of distributions	162,741	1,577,133	2,556,664	23,342,531
Shares redeemed	(5,897,470)	(20,950,024)	(94,008,768)	(313,105,017)
Net increase (decrease)	7,806,856	38,409,911	$125,524,242	$570,545,203
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	20,028,218	43,438,337	$333,239,163	$663,932,133
Reinvestment of distributions	88,772	1,637,451	1,449,639	24,932,874
Shares redeemed	(10,403,175)	(52,837,210)	(174,121,755)	(804,287,378)
Net increase (decrease)	9,713,815	(7,761,422)	$160,567,047	$(115,422,371)
Institutional Premium Class
Shares sold	15,988,780	67,039,636	$266,945,936	$1,023,375,003
Reinvestment of distributions	147,725	2,250,610	2,412,354	34,292,862
Shares redeemed	(7,095,677)	(23,646,239)	(117,663,930)	(362,380,632)
Net increase (decrease)	9,040,828	45,644,007	$151,694,360	$695,287,233
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	15,436,230	32,192,805	$269,618,456	$509,968,092
Reinvestment of distributions	16,812	1,097,492	287,651	17,404,289
Shares redeemed	(8,097,240)	(36,592,133)	(142,286,620)	(576,710,358)
Net increase (decrease)	7,355,802	(3,301,836)	$127,619,487	$(49,337,977)
Institutional Premium Class
Shares sold	10,057,828	42,250,153	$176,400,001	$669,214,474
Reinvestment of distributions	27,878	1,160,877	477,001	18,411,119
Shares redeemed	(4,223,247)	(15,095,201)	(73,467,413)	(240,553,734)
Net increase (decrease)	5,862,459	28,315,829	$103,409,589	$447,071,859
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	13,303,428	28,011,605	$233,810,115	$446,188,819
Reinvestment of distributions	15,941	1,098,018	274,349	17,510,598
Shares redeemed	(7,471,453)	(36,550,390)	(132,249,257)	(580,780,859)
Net increase (decrease)	5,847,916	(7,440,767)	$101,835,207	$(117,081,442)
Institutional Premium Class
Shares sold	11,800,319	46,190,070	$207,900,213	$736,375,615
Reinvestment of distributions	34,977	1,522,393	601,955	24,280,166
Shares redeemed	(5,535,322)	(17,915,369)	(96,744,576)	(287,385,757)
Net increase (decrease)	6,299,974	29,797,094	$111,757,592	$473,270,024
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	9,625,879	19,823,893	$170,203,032	$318,309,717
Reinvestment of distributions	40,875	684,398	708,770	11,004,293
Shares redeemed	(4,560,042)	(22,097,306)	(81,298,849)	(353,621,090)
Net increase (decrease)	5,106,712	(1,589,015)	$89,612,953	$(24,307,080)
Institutional Premium Class
Shares sold	7,564,691	28,805,992	$134,246,705	$463,076,219
Reinvestment of distributions	58,928	763,636	1,021,808	12,286,931
Shares redeemed	(2,963,261)	(11,498,796)	(52,268,154)	(186,640,457)
Net increase (decrease)	4,660,358	18,070,832	$83,000,359	$288,722,693
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	8,329,322	16,965,670	$147,959,683	$274,430,496
Reinvestment of distributions	90,783	651,541	1,581,440	10,548,360
Shares redeemed	(3,955,120)	(19,584,212)	(70,739,000)	(317,715,407)
Net increase (decrease)	4,464,985	(1,967,001)	$78,802,123	$(32,736,551)
Institutional Premium Class
Shares sold	7,863,233	25,993,636	$140,148,672	$422,025,557
Reinvestment of distributions	130,483	763,479	2,273,005	12,352,086
Shares redeemed	(3,339,870)	(13,138,476)	(59,149,721)	(215,172,969)
Net increase (decrease)	4,653,846	13,618,639	$83,271,956	$219,204,674
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	5,117,303	10,050,705	$71,837,578	$128,609,967
Reinvestment of distributions	24,803	337,208	341,290	4,312,895
Shares redeemed	(1,986,123)	(9,419,162)	(28,064,612)	(121,876,765)
Net increase (decrease)	3,155,983	968,751	$44,114,256	$11,046,097
Institutional Premium Class
Shares sold	4,303,044	13,277,567	$60,528,632	$171,166,863
Reinvestment of distributions	30,457	304,655	419,390	3,899,582
Shares redeemed	(1,498,534)	(9,222,050)	(20,970,870)	(120,041,763)
Net increase (decrease)	2,834,967	4,360,172	$39,977,152	$55,024,682
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	1,883,657	3,577,814	$21,556,207	$37,554,524
Reinvestment of distributions	16,145	72,853	180,980	757,969
Shares redeemed	(567,384)	(1,932,826)	(6,477,398)	(20,536,667)
Net increase (decrease)	1,332,418	1,717,841	$15,259,789	$17,775,826
Institutional Premium Class
Shares sold	1,815,443	3,458,757	$20,789,742	$36,471,799
Reinvestment of distributions	12,736	43,510	142,776	452,591
Shares redeemed	(353,753)	(1,893,435)	(4,042,504)	(20,040,889)
Net increase (decrease)	1,474,426	1,608,832	$16,890,014	$16,883,501

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund
Fidelity Series Global ex U.S. Index Fund	13%	13%	19%	14%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Commodity Strategy Fund	40%
Fidelity Series Global ex U.S. Index Fund	100%
Fidelity Total Market Index Fund	24%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period-B April 1, 2017 to September 30, 2017
Fidelity Freedom Index Income Fund
Investor Class	.11%
Actual		$1,000.00	$1,030.30	$.56
Hypothetical-C		$1,000.00	$1,024.52	$.56
Institutional Premium Class	.06%
Actual		$1,000.00	$1,030.50	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2005 Fund
Investor Class	.11%
Actual		$1,000.00	$1,038.70	$.56
Hypothetical-C		$1,000.00	$1,024.52	$.56
Institutional Premium Class	.06%
Actual		$1,000.00	$1,038.80	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2010 Fund
Investor Class	.11%
Actual		$1,000.00	$1,045.90	$.56
Hypothetical-C		$1,000.00	$1,024.52	$.56
Institutional Premium Class	.06%
Actual		$1,000.00	$1,046.00	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2015 Fund
Investor Class	.12%
Actual		$1,000.00	$1,053.00	$.62
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.06%
Actual		$1,000.00	$1,053.90	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2020 Fund
Investor Class	.12%
Actual		$1,000.00	$1,058.50	$.62
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,058.00	$.36
Hypothetical-C		$1,000.00	$1,024.72	$.36
Fidelity Freedom Index 2025 Fund
Investor Class	.12%
Actual		$1,000.00	$1,063.00	$.62
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,063.10	$.36
Hypothetical-C		$1,000.00	$1,024.72	$.36
Fidelity Freedom Index 2030 Fund
Investor Class	.12%
Actual		$1,000.00	$1,073.30	$.62
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,073.40	$.36
Hypothetical-C		$1,000.00	$1,024.72	$.36
Fidelity Freedom Index 2035 Fund
Investor Class	.12%
Actual		$1,000.00	$1,081.30	$.63
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,081.40	$.37
Hypothetical-C		$1,000.00	$1,024.72	$.36
Fidelity Freedom Index 2040 Fund
Investor Class	.12%
Actual		$1,000.00	$1,082.00	$.63
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,082.70	$.37
Hypothetical-C		$1,000.00	$1,024.72	$.36
Fidelity Freedom Index 2045 Fund
Investor Class	.12%
Actual		$1,000.00	$1,081.60	$.63
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,082.40	$.37
Hypothetical-C		$1,000.00	$1,024.72	$.36
Fidelity Freedom Index 2050 Fund
Investor Class	.12%
Actual		$1,000.00	$1,082.50	$.63
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,082.60	$.37
Hypothetical-C		$1,000.00	$1,024.72	$.36
Fidelity Freedom Index 2055 Fund
Investor Class	.12%
Actual		$1,000.00	$1,082.40	$.63
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,082.50	$.37
Hypothetical-C		$1,000.00	$1,024.72	$.36
Fidelity Freedom Index 2060 Fund
Investor Class	.12%
Actual		$1,000.00	$1,082.60	$.63
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.07%
Actual		$1,000.00	$1,081.80	$.37
Hypothetical-C		$1,000.00	$1,024.72	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Index Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts and administration agreements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract and administration agreement, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts and administration agreements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one-year period for Freedom Index® 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMRC a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The Board also noted that over the past few years, Fidelity has been developing and refining the competitive methodology for the funds to provide a more meaningful competitive comparison. As a result, beginning with the 2014 competitive results, instead of including all funds in one competitive mapped group that includes all funds-of-funds, Fidelity introduced three new Total Mapped Groups that consist of target retirement funds. The Board noted that Fidelity believes that the new Total Mapped Groups provide more meaningful competitive comparisons for the funds because they include target date funds, regardless of whether the fund is a fund of funds. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Freedom Index 2005 Fund

Freedom Index 2010 Fund

Freedom Index 2015 Fund

Freedom Index 2020 Fund

Freedom Index 2025 Fund

Freedom Index 2030 Fund

Freedom Index 2035 Fund

Freedom Index 2040 Fund

Freedom Index 2045 Fund

Freedom Index 2050 Fund

Freedom Index 2055 Fund

Freedom Index 2060 Fund

Freedom Index Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered that the funds pay transfer agent fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions, pursuant to the administration agreement between FMRC and FMR with respect to each fund.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2016.

In considering the total expense ratio of each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of each class of each fund ranked below the competitive median for 2016.

The Board further considered that FMR has contractually agreed to reimburse Investor Class and Institutional Premium Class of each fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests), as a percentage of their respective average net assets, exceed 0.15% and 0.10% through May 31, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

FRX-SANN-1117
1.899267.107

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust

’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust

’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 29, 2017